UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01027

Name of Registrant:	Vanguard World Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2023—February 29, 2024

Item 1: Reports to Shareholders

Semiannual Report   |   February 29, 2024
Vanguard U.S. Growth Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	18

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 29, 2024
	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return
U.S. Growth Fund
Investor Shares	$1,000.00	$1,202.20	$1.75
Admiral™ Shares	1,000.00	1,202.90	1.20
Based on Hypothetical 5% Yearly Return
U.S. Growth Fund
Investor Shares	$1,000.00	$1,023.27	$1.61
Admiral Shares	1,000.00	1,023.77	1.11
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.32% for Investor Shares and 0.22% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

U.S. Growth Fund
Fund Allocation
As of February 29, 2024
Communication Services	14.1%
Consumer Discretionary	17.6
Consumer Staples	1.0
Financials	8.8
Health Care	10.1
Industrials	4.1
Information Technology	41.5
Materials	0.1
Real Estate	2.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

U.S. Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.2%)
Communication Services (13.8%)
	Meta Platforms Inc. Class A	4,346,144	2,130,176
*	Alphabet Inc. Class C	9,877,157	1,380,629
*	Netflix Inc.	1,722,189	1,038,342
*	Trade Desk Inc. Class A	8,664,852	740,238
*	Alphabet Inc. Class A	1,354,471	187,540
*	Pinterest Inc. Class A	4,543,068	166,731
*	Roblox Corp. Class A	3,560,109	142,048
*	Roku Inc.	1,504,454	95,051
*	Spotify Technology SA	227,493	58,332
*	ZoomInfo Technologies Inc.	2,489,248	41,720
			5,980,807
Consumer Discretionary (17.3%)
*	Amazon.com Inc.	19,548,266	3,455,351
*	Tesla Inc.	3,274,414	661,039
*	MercadoLibre Inc.	282,362	450,452
*	Airbnb Inc. Class A	2,357,866	371,293
*	DoorDash Inc. Class A	2,846,415	354,578
	TJX Cos. Inc.	2,628,170	260,557
*	Lululemon Athletica Inc.	526,329	245,843
	Hilton Worldwide Holdings Inc.	1,181,964	241,499
*	Duolingo Inc.	997,562	238,417
	Home Depot Inc.	497,247	189,257
	LVMH Moet Hennessy Louis Vuitton SE	189,400	172,872
*	DraftKings Inc. Class A	3,279,270	142,058
	Marriott International Inc. Class A	541,175	135,223
*	Wayfair Inc. Class A	2,187,266	130,361
	NIKE Inc. Class B	1,202,798	125,007
*	Coursera Inc.	5,925,231	95,218
*	Sweetgreen Inc. Class A	5,895,814	75,113
*	YETI Holdings Inc.	1,638,790	67,256
*	Chewy Inc. Class A	3,735,406	65,893
*,1	Rivian Automotive Inc. Class A	1,612,154	18,250
			7,495,537
Consumer Staples (1.0%)
	Costco Wholesale Corp.	370,611	275,694
	L'Oreal SA (XPAR)	235,298	112,394
*,1	Oddity Tech Ltd. Class A	907,613	38,283
			426,371
		Shares	Market Value• ($000)
Financials (8.7%)
	Mastercard Inc. Class A	1,768,154	839,449
	Visa Inc. Class A	1,785,809	504,741
	Progressive Corp.	1,758,899	333,417
	S&P Global Inc.	716,849	307,084
*	FleetCor Technologies Inc.	1,031,645	288,107
	Ares Management Corp. Class A	1,779,120	235,965
	American Express Co.	1,023,627	224,604
	KKR & Co. Inc.	2,252,909	221,371
	MSCI Inc.	338,391	189,827
	Morgan Stanley	1,994,987	171,649
	Marsh & McLennan Cos. Inc.	815,679	164,987
*	NU Holdings Ltd. Class A	11,766,292	130,371
*	Affirm Holdings Inc.	3,074,616	115,360
*,1	Lemonade Inc.	2,076,619	33,724
	Global Payments Inc.	17,435	2,261
			3,762,917
Health Care (9.9%)
	Eli Lilly & Co.	1,495,364	1,127,026
	UnitedHealth Group Inc.	1,077,674	531,940
*	Vertex Pharmaceuticals Inc.	917,427	385,998
	Novo Nordisk A/S ADR	2,432,401	291,329
	Danaher Corp.	1,132,474	286,674
	Zoetis Inc.	1,341,811	266,121
*	Moderna Inc.	2,676,192	246,852
*	Intuitive Surgical Inc.	529,121	204,029
*	Inspire Medical Systems Inc.	664,945	119,052
*	Boston Scientific Corp.	1,714,758	113,534
	Stryker Corp.	271,670	94,832
*	Insulet Corp.	564,205	92,530
*	Alnylam Pharmaceuticals Inc.	602,073	90,967
*	Penumbra Inc.	317,998	74,704
*	Denali Therapeutics Inc.	3,510,877	69,445
*	Doximity Inc. Class A	2,291,617	64,692
*	10X Genomics Inc. Class A	1,351,761	63,046
*	Guardant Health Inc.	3,140,350	59,667
*	Mettler-Toledo International Inc.	44,532	55,541
*,1	Recursion Pharmaceuticals Inc. Class A	3,591,730	48,345
4

U.S. Growth Fund
		Shares	Market Value• ($000)
*	Sana Biotechnology Inc.	2,154,514	21,631
*,2	Contra Abiomed Inc. CVR	718,252	733
			4,308,688
Industrials (4.0%)
*	Uber Technologies Inc.	7,187,776	571,428
	TransUnion	3,318,122	257,586
*	Copart Inc.	3,944,320	209,641
	Watsco Inc.	433,851	170,989
	General Dynamics Corp.	548,745	149,945
	Airbus SE ADR	2,988,986	123,535
*	Boeing Co.	528,749	107,717
	Waste Connections Inc. (XTSE)	641,903	106,838
	IDEX Corp.	195,856	46,202
			1,743,881
Information Technology (40.8%)
	NVIDIA Corp.	4,813,593	3,808,130
	Microsoft Corp.	8,886,246	3,675,707
	Apple Inc.	12,060,583	2,179,950
*	Advanced Micro Devices Inc.	5,099,924	981,888
*	Shopify Inc. Class A (XTSE)	11,022,995	841,826
*	Salesforce Inc.	1,872,130	578,151
	Broadcom Inc.	373,135	485,258
*	Workday Inc. Class A	1,470,175	433,202
*	Cadence Design Systems Inc.	1,268,384	386,071
*	Snowflake Inc. Class A	1,783,900	335,873
	Monolithic Power Systems Inc.	451,037	324,765
	ASML Holding NV GDR (Registered)	327,104	311,298
*	Adobe Inc.	552,866	309,760
	Intuit Inc.	466,961	309,544
*	MongoDB Inc.	669,188	299,515
*	Cloudflare Inc. Class A	3,036,878	299,254
*	ServiceNow Inc.	354,754	273,636
	Microchip Technology Inc.	2,599,696	218,738
*	Datadog Inc. Class A	1,499,348	197,104
*	HubSpot Inc.	299,253	185,181
*	Atlassian Corp. Ltd. Class A	848,588	176,014
*	Crowdstrike Holdings Inc. Class A	542,469	175,841
*	Gartner Inc.	328,944	153,143
	KLA Corp.	216,398	147,648
	Marvell Technology Inc.	1,798,656	128,892
*	Palo Alto Networks Inc.	365,007	113,353
*	Sprout Social Inc. Class A	1,524,082	94,219
*	Twilio Inc. Class A	1,318,373	78,562
*	HashiCorp Inc. Class A	2,829,400	73,763
*	Samsara Inc. Class A	1,915,930	66,195
*,1	ARM Holdings plc ADR	263,260	37,130
			17,679,611
Materials (0.0%)
*,1	Ginkgo Bioworks Holdings Inc.	18,631,948	28,321
Real Estate (2.7%)
	American Tower Corp.	1,789,936	355,947
	Welltower Inc.	2,716,232	250,328
*	CoStar Group Inc.	2,335,747	203,280
		Shares	Market Value• ($000)
	Equinix Inc.	210,645	187,225
	Prologis Inc.	1,214,736	161,888
			1,158,668
Total Common Stocks (Cost $21,523,232)			42,584,801
Temporary Cash Investments (1.9%)
Money Market Fund (1.5%)
[3,4]	Vanguard Market Liquidity Fund, 5.400%	6,310,156	630,953
		Face Amount ($000)
Repurchase Agreements (0.4%)
	Bank of America Securities LLC 5.310%, 3/1/24 (Dated 2/29/24, Repurchase Value $83,212,000, collateralized by Fannie Mae 2.500%–6.000%, 7/1/37–10/1/53, Freddie Mac 2.000%–7.000%, 2/1/44–7/1/53, and Ginnie Mae 2.500%–6.500%, 6/20/37–8/20/63, with a value of $84,864,000)	83,200	83,200

5

U.S. Growth Fund
	Face Amount ($000)	Market Value• ($000)
Societe Generale 5.290%, 3/1/24 (Dated 2/29/24, Repurchase Value $112,417,000, collateralized by U.S. Treasury Note/Bond 4.250%, 2/28/29, with a value of $114,648,000)	112,400	112,400
		195,600
Total Temporary Cash Investments (Cost $826,435)		826,553
Total Investments (100.1%) (Cost $22,349,667)		43,411,354
Other Assets and Liabilities—Net (-0.1%)		(61,476)
Net Assets (100%)		43,349,878
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $92,866,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $101,583,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	1,771	451,937	12,254
E-mini S&P Mid-Cap 400 Index	March 2024	222	64,216	5,146
				17,400

See accompanying Notes, which are an integral part of the Financial Statements.
6

U.S. Growth Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $21,718,832)	42,780,401
Affiliated Issuers (Cost $630,835)	630,953
Total Investments in Securities	43,411,354
Investment in Vanguard	1,273
Cash Collateral Pledged—Futures Contracts	24,536
Foreign Currency, at Value (Cost $925)	917
Receivables for Investment Securities Sold	165,820
Receivables for Accrued Income	22,997
Receivables for Capital Shares Issued	13,259
Variation Margin Receivable—Futures Contracts	2,525
Total Assets	43,642,681
Liabilities
Due to Custodian	57,792
Payables for Investment Securities Purchased	94,381
Collateral for Securities on Loan	101,583
Payables to Investment Advisor	9,121
Payables for Capital Shares Redeemed	27,280
Payables to Vanguard	2,646
Total Liabilities	292,803
Net Assets	43,349,878
1 Includes $92,866,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	22,939,926
Total Distributable Earnings (Loss)	20,409,952
Net Assets	43,349,878

Investor Shares—Net Assets
Applicable to 158,605,109 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,927,613
Net Asset Value Per Share—Investor Shares	$62.59

Admiral Shares—Net Assets
Applicable to 206,093,245 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	33,422,265
Net Asset Value Per Share—Admiral Shares	$162.17

See accompanying Notes, which are an integral part of the Financial Statements.
7

U.S. Growth Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends[1]	84,309
Interest[2]	21,192
Securities Lending—Net	1,359
Total Income	106,860
Expenses
Investment Advisory Fees—Note B
Basic Fee	28,700
Performance Adjustment	(11,808)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	9,752
Management and Administrative—Admiral Shares	18,302
Marketing and Distribution—Investor Shares	234
Marketing and Distribution—Admiral Shares	578
Custodian Fees	108
Shareholders’ Reports—Investor Shares	91
Shareholders’ Reports—Admiral Shares	100
Trustees’ Fees and Expenses	14
Other Expenses	91
Total Expenses	46,162
Expenses Paid Indirectly	(152)
Net Expenses	46,010
Net Investment Income	60,850
Realized Net Gain (Loss)
Investment Securities Sold[2]	490,192
Futures Contracts	26,393
Foreign Currencies	(281)
Realized Net Gain (Loss)	516,304
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	6,783,627
Futures Contracts	10,436
Foreign Currencies	34
Change in Unrealized Appreciation (Depreciation)	6,794,097
Net Increase (Decrease) in Net Assets Resulting from Operations	7,371,251
1	Dividends are net of foreign withholding taxes of ($665,000).
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $12,407,000, $18,000, $3,000, and $5,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

U.S. Growth Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	60,850	155,249
Realized Net Gain (Loss)	516,304	(400,950)
Change in Unrealized Appreciation (Depreciation)	6,794,097	6,827,776
Net Increase (Decrease) in Net Assets Resulting from Operations	7,371,251	6,582,075
Distributions
Investor Shares	(26,044)	(25,805)
Admiral Shares	(112,193)	(113,199)
Total Distributions	(138,237)	(139,004)
Capital Share Transactions
Investor Shares	(459,329)	(711,024)
Admiral Shares	(1,316,729)	(2,320,731)
Net Increase (Decrease) from Capital Share Transactions	(1,776,058)	(3,031,755)
Total Increase (Decrease)	5,456,956	3,411,316
Net Assets
Beginning of Period	37,892,922	34,481,606
End of Period	43,349,878	37,892,922

See accompanying Notes, which are an integral part of the Financial Statements.
9

U.S. Growth Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$52.21	$43.59	$76.41	$62.28	$41.02	$43.31
Investment Operations
Net Investment Income (Loss)[1]	.065	.169	.074	(.013)	.113	.176
Net Realized and Unrealized Gain (Loss) on Investments	10.474	8.595	(24.184)	16.700	22.856	.771
Total from Investment Operations	10.539	8.764	(24.110)	16.687	22.969	.947
Distributions
Dividends from Net Investment Income	(.159)	(.144)	(.001)	(.019)	(.119)	(.132)
Distributions from Realized Capital Gains	—	—	(8.709)	(2.538)	(1.590)	(3.105)
Total Distributions	(.159)	(.144)	(8.710)	(2.557)	(1.709)	(3.237)
Net Asset Value, End of Period	$62.59	$52.21	$43.59	$76.41	$62.28	$41.02
Total Return[2]	20.22%	20.19%	-35.32%	27.52%	58.01%	3.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,928	$8,710	$7,935	$13,405	$12,410	$8,819
Ratio of Total Expenses to Average Net Assets[3]	0.32%[4]	0.30%[4]	0.33%[4]	0.38%	0.38%	0.39%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.23%	0.38%	0.13%	(0.02%)	0.25%	0.44%
Portfolio Turnover Rate	18%	37%	23%	41%	38%	41%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.06%), (0.06%), (0.02%), 0.03%, 0.02%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.32%, 0.30%, and 0.33% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
10

U.S. Growth Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$135.31	$112.99	$198.03	$161.42	$106.30	$112.28
Investment Operations
Net Investment Income[1]	.239	.552	.338	.138	.410	.572
Net Realized and Unrealized Gain (Loss) on Investments	27.160	22.260	(62.667)	43.277	59.231	1.963
Total from Investment Operations	27.399	22.812	(62.329)	43.415	59.641	2.535
Distributions
Dividends from Net Investment Income	(.539)	(.492)	(.135)	(.224)	(.401)	(.464)
Distributions from Realized Capital Gains	—	—	(22.576)	(6.581)	(4.120)	(8.051)
Total Distributions	(.539)	(.492)	(22.711)	(6.805)	(4.521)	(8.515)
Net Asset Value, End of Period	$162.17	$135.31	$112.99	$198.03	$161.42	$106.30
Total Return[2]	20.29%	20.30%	-35.26%	27.64%	58.17%	3.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33,422	$29,183	$26,547	$41,539	$27,860	$17,060
Ratio of Total Expenses to Average Net Assets[3]	0.22%[4]	0.20%[4]	0.23%[4]	0.28%	0.28%	0.28%
Ratio of Net Investment Income to Average Net Assets	0.33%	0.48%	0.23%	0.08%	0.35%	0.55%
Portfolio Turnover Rate	18%	37%	23%	41%	38%	41%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.06%), (0.06%), (0.02%), 0.03%, 0.02%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.22%, 0.20%, and 0.23% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
11

U.S. Growth Fund
Notes to Financial Statements
Vanguard U.S. Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
12

U.S. Growth Fund
4. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities
13

U.S. Growth Fund
for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of
14

U.S. Growth Fund
proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Wellington Management Company llp, Jennison Associates LLC, and Baillie Gifford Overseas Ltd., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Wellington Management Company llp and Jennison Associates LLC are subject to quarterly adjustments based on performance relative to the Russell 1000 Growth Index for the preceding three years. The basic fee of Baillie Gifford Overseas Ltd. is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended February 29, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.15% of the fund’s average net assets, before a net decrease of $11,808,000 (0.06%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $1,273,000, representing less than 0.01% of the fund’s net assets and 0.51% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended February 29, 2024, these arrangements reduced the fund’s expenses by $152,000 (an annual rate of less than 0.01% of average net assets).
15

U.S. Growth Fund
E.Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	42,298,802	285,266	733	42,584,801
Temporary Cash Investments	630,953	195,600	—	826,553
Total	42,929,755	480,866	733	43,411,354
Derivative Financial Instruments
Assets
Futures Contracts[1]	17,400	—	—	17,400
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	22,483,250
Gross Unrealized Appreciation	22,693,847
Gross Unrealized Depreciation	(1,748,343)
Net Unrealized Appreciation (Depreciation)	20,945,504
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $873,225,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.	During the six months ended February 29, 2024, the fund purchased $6,630,688,000 of investment securities and sold $8,238,019,000 of investment securities, other than temporary cash investments.
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U.S. Growth Fund
H.	Capital share transactions for each class of shares were:

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	669,810	12,341	592,236	13,160
Issued in Lieu of Cash Distributions	25,099	445	25,011	599
Redeemed	(1,154,238)	(21,018)	(1,328,271)	(28,956)
Net Increase (Decrease)—Investor Shares	(459,329)	(8,232)	(711,024)	(15,197)
Admiral Shares
Issued	1,268,682	8,905	2,081,981	17,879
Issued in Lieu of Cash Distributions	104,508	716	105,916	980
Redeemed	(2,689,919)	(19,204)	(4,508,628)	(38,120)
Net Increase (Decrease)—Admiral Shares	(1,316,729)	(9,583)	(2,320,731)	(19,261)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
17

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard U.S. Growth Fund has renewed the fund’s investment advisory arrangements with Jennison Associates LLC (Jennison), Wellington Management Company LLP (Wellington Management), and Baillie Gifford Overseas Ltd. (Baillie Gifford). The board determined that renewing the fund’s advisory arrangements with these advisors was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Jennison. Jennison, founded in 1969, is an indirect, wholly owned subsidiary of Prudential Financial Inc. The firm oversees a wide range of equity and fixed income strategies. The Jennison team utilizes internal fundamental research to identify companies that exhibit above-average growth in units, revenues, earnings, and/or cash flows. When analyzing a company for purchase or sale, Jennison focuses on the duration of the company’s growth opportunity and seeks to capture inflection points in the company’s growth trajectory. Jennison has managed a portion of the fund since 2014.
Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The advisor employs a traditional, bottom-up fundamental research approach to identify companies with sustainable growth advantages and reasonable valuations. Wellington Management identifies companies that have demonstrated above-average growth in the past, followed by a thorough review of each company’s business model and an assessment of its valuation. The goal of this review is to identify
18

companies with high returns on capital, superior business management, and high-quality balance sheets. Wellington Management has managed a portion of the fund since 2010.
Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford aims to deliver outstanding investment performance by identifying exceptional growth companies in the United States and investing in them long enough that the advantages of their business models and strength of their cultures become the dominant drivers of their stock prices. This long-term horizon allows the advisor to harness the asymmetry inherent in equity markets to capture the disproportionate impact of successful investments in the portfolio. Baillie Gifford has managed a portion of the fund since 2014.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance, as applicable, of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Jennison, Wellington Management, or Baillie Gifford in determining whether to approve the advisory fees, because the advisors are independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Jennison, Wellington Management, and Baillie Gifford. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
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All rights reserved.
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Q232 042024

Semiannual Report   |   February 29, 2024
Vanguard International Growth Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	18

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 29, 2024
	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return
International Growth Fund
Investor Shares	$1,000.00	$1,080.60	$1.91
Admiral™ Shares	1,000.00	1,081.20	1.35
Based on Hypothetical 5% Yearly Return
International Growth Fund
Investor Shares	$1,000.00	$1,023.02	$1.86
Admiral Shares	1,000.00	1,023.57	1.31
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.37% for Investor Shares and 0.26% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

International Growth Fund
Fund Allocation
As of February 29, 2024
United States	16.5%
Netherlands	10.8
China	7.7
United Kingdom	7.3
Sweden	7.1
Japan	6.4
France	5.9
Germany	5.5
Denmark	5.0
Taiwan	3.8
Italy	3.3
Switzerland	3.0
Belgium	2.9
South Korea	2.8
Hong Kong	2.2
Brazil	2.0
India	1.5
Israel	1.3
Australia	1.3
Canada	1.1
Other	2.6
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

International Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.7%)
Australia (1.3%)
	WiseTech Global Ltd.	8,981,963	554,037
Austria (0.4%)
	Erste Group Bank AG	4,532,953	181,242
Belgium (2.8%)
*	Argenx SE	2,223,223	833,298
	Umicore SA	12,319,461	257,814
	UCB SA	1,372,682	158,379
			1,249,491
Brazil (2.0%)
*	NU Holdings Ltd. Class A	60,774,982	673,387
	Raia Drogasil SA	18,480,166	99,035
	B3 SA - Brasil Bolsa Balcao	36,142,185	93,280
			865,702
Canada (1.1%)
	Toronto-Dominion Bank	2,907,496	174,581
	Canadian National Railway Co.	1,253,467	162,526
*	Shopify Inc. Class A (XTSE)	1,948,263	148,789
			485,896
China (7.5%)
	Tencent Holdings Ltd.	29,796,800	1,043,800
*	PDD Holdings Inc. ADR	6,467,960	805,520
*,1	Meituan Class B	47,849,968	485,781
*,2	NIO Inc. ADR	38,610,070	222,008
*	Baidu Inc. ADR	1,951,652	197,761
*,1	Wuxi Biologics Cayman Inc.	66,043,000	156,430
	Shenzhen Inovance Technology Co. Ltd. Class A	12,775,614	112,080
*	Full Truck Alliance Co. Ltd. ADR	12,227,700	80,703
	Contemporary Amperex Technology Co. Ltd. Class A	3,428,659	77,689
		Shares	Market Value• ($000)
	BYD Co. Ltd. Class H	2,845,500	70,085
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	18,796,200	62,268
			3,314,125
Denmark (4.9%)
*	Vestas Wind Systems A/S	32,258,245	898,974
*	Genmab A/S	2,449,802	680,604
	Novo Nordisk A/S Class B	2,574,913	307,356
	Ambu A/S Class B	16,459,513	287,999
			2,174,933
France (5.7%)
	L'Oreal SA (XPAR)	1,564,175	747,158
	Schneider Electric SE	2,072,475	471,057
	Kering SA	1,005,596	463,205
	Sanofi SA	2,156,472	205,543
	TotalEnergies SE	2,384,184	151,966
	EssilorLuxottica SA	704,649	149,621
*	SOITEC	977,460	143,106
	Legrand SA	1,006,958	101,986
	Carrefour SA	5,962,768	100,182
			2,533,824
Germany (4.0%)
	SAP SE	2,397,637	449,301
*,1	Zalando SE	12,213,116	258,470
	Bayerische Motoren Werke AG (XETR)	2,149,376	254,246
*,1	Delivery Hero SE	9,609,839	222,286
	Siemens AG (Registered)	991,946	196,374
	Infineon Technologies AG	5,347,177	191,993
*,2,3	HelloFresh SE	10,336,074	143,479
*,2,3	Jumia Technologies AG ADR	6,724,836	40,954
			1,757,103
Hong Kong (2.2%)
	AIA Group Ltd.	91,287,800	735,888
	Hong Kong Exchanges & Clearing Ltd.	3,985,030	122,733
4

International Growth Fund
		Shares	Market Value• ($000)
	BOC Hong Kong Holdings Ltd.	36,627,500	96,228
			954,849
India (1.4%)
	HDFC Bank Ltd.	28,964,871	489,186
	Reliance Industries Ltd.	3,590,214	126,359
*,4,5	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $5,969)	166,185	13,807
			629,352
Indonesia (0.3%)
	Bank Central Asia Tbk PT	230,721,400	145,185
Israel (1.3%)
*,3	Wix.com Ltd.	4,006,720	561,662
Italy (3.2%)
	Ferrari NV	2,536,746	1,070,667
	Prysmian SpA	4,145,038	206,861
	FinecoBank Banca Fineco SpA	10,924,663	151,345
			1,428,873
Japan (6.3%)
	SMC Corp.	791,300	477,610
	Mitsubishi UFJ Financial Group Inc.	33,287,400	341,955
	M3 Inc.	23,057,700	331,645
	Nidec Corp.	7,518,100	285,302
	Sony Group Corp.	2,479,900	213,639
	KDDI Corp.	5,831,500	176,297
	Bridgestone Corp.	3,509,000	150,685
	Recruit Holdings Co. Ltd.	3,118,600	125,791
	Terumo Corp.	3,154,100	122,889
	SBI Holdings Inc.	4,470,400	120,361
	Kubota Corp.	6,484,800	95,173
	FUJIFILM Holdings Corp.	1,372,700	87,436
	Sekisui Chemical Co. Ltd.	4,883,500	68,855
	Murata Manufacturing Co. Ltd.	3,339,700	67,302
	Shimano Inc.	401,500	55,608
	Daikin Industries Ltd.	329,700	46,469
			2,767,017
Netherlands (10.6%)
	ASML Holding NV	2,366,744	2,246,043
*,1	Adyen NV	1,020,690	1,614,974
	EXOR NV	7,496,964	809,793
			4,670,810
Norway (0.6%)
*,1	AutoStore Holdings Ltd.	85,404,717	136,789
	DNB Bank ASA	6,517,976	130,514
			267,303
Singapore (0.5%)
*	Sea Ltd. ADR	4,812,747	233,514
		Shares	Market Value• ($000)
South Korea (2.8%)
*	Coupang Inc.	41,815,253	774,418
	Samsung Electronics Co. Ltd. (XKRX)	6,565,288	362,357
	Samsung SDI Co. Ltd. (XKRX)	341,938	97,142
			1,233,917
Spain (0.8%)
	Banco Bilbao Vizcaya Argentaria SA	20,705,692	206,524
	Iberdrola SA (XMAD)	10,602,865	121,776
			328,300
Sweden (6.9%)
*	Spotify Technology SA	6,698,897	1,717,664
	Atlas Copco AB Class A	60,558,186	1,052,025
*	Kinnevik AB Class B	15,093,719	160,052
	Svenska Handelsbanken AB Class A	8,112,961	97,029
[2]	Nibe Industrier AB Class B	5,311,268	29,648
			3,056,418
Switzerland (3.0%)
[1]	VAT Group AG	638,714	320,602
	Cie Financiere Richemont SA Class A (Registered)	1,392,134	221,596
	Roche Holding AG	746,411	195,157
	Temenos AG (Registered)	2,177,560	163,874
	Lonza Group AG (Registered)	286,123	149,344
	Alcon Inc.	1,745,217	148,811
	Chocoladefabriken Lindt & Spruengli AG	9,802	119,953
			1,319,337
Taiwan (3.8%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	75,359,000	1,651,456
United Kingdom (7.1%)
*	Wise plc Class A	42,791,415	497,120
	Shell plc (XETR)	11,500,265	360,946
*,3	Ocado Group plc	47,079,148	304,921
	GSK plc	14,353,401	300,251
*,3,4,5	Brandtech Group Class A1 PP (Acquired 9/23/15, Cost $44,800)	33,633,606	257,297
	Unilever plc (XLON)	4,303,730	210,170
	Rio Tinto plc	2,951,697	189,352
	RELX plc	4,202,734	184,097
	Reckitt Benckiser Group plc	2,366,846	149,544
	Diageo plc	3,180,132	119,145

5

International Growth Fund
		Shares	Market Value• ($000)
	AstraZeneca plc	935,333	117,902
	National Grid plc	8,652,301	113,215
	Bunzl plc	2,683,063	106,945
	Burberry Group plc	6,159,364	100,008
	Whitbread plc	1,876,952	78,400
	Shell plc	1,875,532	58,928
			3,148,241
United States (16.2%)
*	MercadoLibre Inc.	1,360,595	2,170,557
	NVIDIA Corp.	1,681,321	1,330,127
*	Moderna Inc.	9,151,211	844,108
*,3	Elastic NV	6,225,876	833,084
*	Tesla Inc.	2,403,866	485,292
*	Illumina Inc.	3,221,940	450,524
*	Atlassian Corp. Ltd. Class A	953,026	197,677
*	Booking Holdings Inc.	49,925	173,181
*,2	Mobileye Global Inc. Class A	5,227,537	133,145
*	Lululemon Athletica Inc.	282,203	131,814
*,2	ARM Holdings plc ADR	931,404	131,365
*	Liberty Media Corp.-Liberty Formula One Class C	1,702,897	123,903
*	SolarEdge Technologies Inc.	1,005,131	67,515
	Ferguson plc	263,209	55,656
			7,127,948
Total Common Stocks (Cost $30,815,949)			42,640,535
Preferred Stocks (1.4%)
	Sartorius AG Preference Shares	1,385,608	524,771
[1,2]	Dr. Ing Hc F Porsche AG Preference Shares	1,047,639	97,956
Total Preferred Stocks (Cost $899,239)			622,727
		Shares	Market Value• ($000)
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[6,7]	Vanguard Market Liquidity Fund, 5.400% (Cost $845,252)	8,454,058	845,321
Total Investments (100.0%) (Cost $32,560,440)			44,108,583
Other Assets and Liabilities—Net (0.0%)			17,199
Net Assets (100%)			44,125,782
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, the aggregate value was $3,355,556,000, representing 7.6% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $359,860,000.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Restricted securities totaling $271,104,000, representing 0.6% of net assets.
5	Security value determined using significant unobservable inputs.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $371,975,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2024	3,718	425,321	4,842
MSCI Emerging Markets Index	March 2024	3,266	166,043	474
				5,316

See accompanying Notes, which are an integral part of the Financial Statements.
6

International Growth Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $29,872,606)	41,121,865
Affiliated Issuers (Cost $2,687,834)	2,986,718
Total Investments in Securities	44,108,583
Investment in Vanguard	1,321
Cash Collateral Pledged—Futures Contracts	17,829
Foreign Currency, at Value (Cost $29,103)	25,655
Receivables for Investment Securities Sold	402,263
Receivables for Accrued Income	84,374
Receivables for Capital Shares Issued	11,353
Variation Margin Receivable—Futures Contracts	944
Other Assets	421
Total Assets	44,652,743
Liabilities
Due to Custodian	19,519
Payables for Investment Securities Purchased	73,665
Collateral for Securities on Loan	371,975
Payables to Investment Advisor	11,790
Payables for Capital Shares Redeemed	35,040
Payables to Vanguard	4,771
Deferred Foreign Capital Gains Taxes	10,201
Total Liabilities	526,961
Net Assets	44,125,782
1 Includes $359,860,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	31,227,218
Total Distributable Earnings (Loss)	12,898,564
Net Assets	44,125,782

Investor Shares—Net Assets
Applicable to 208,410,913 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,914,052
Net Asset Value Per Share—Investor Shares	$33.18

Admiral Shares—Net Assets
Applicable to 352,722,492 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	37,211,730
Net Asset Value Per Share—Admiral Shares	$105.50

See accompanying Notes, which are an integral part of the Financial Statements.
7

International Growth Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	121,318
Interest—Unaffiliated Issuers	520
Interest—Affiliated Issuers	15,319
Securities Lending—Net	1,570
Total Income	138,727
Expenses
Investment Advisory Fees—Note B
Basic Fee	29,738
Performance Adjustment	(6,969)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	7,870
Management and Administrative—Admiral Shares	24,608
Marketing and Distribution—Investor Shares	166
Marketing and Distribution—Admiral Shares	839
Custodian Fees	982
Shareholders’ Reports—Investor Shares	84
Shareholders’ Reports—Admiral Shares	221
Trustees’ Fees and Expenses	15
Other Expenses	305
Total Expenses	57,859
Net Investment Income	80,868
Realized Net Gain (Loss)
Capital Gains Distributions Received – Affiliated Issuers	3
Investment Securities Sold—Unaffiliated Issuers[2]	1,529,368
Investment Securities Sold—Affiliated Issuers	(18)
Futures Contracts	218
Foreign Currencies	661
Realized Net Gain (Loss)	1,530,232
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[3]	1,526,529
Investment Securities—Affiliated Issuers	145,545
Futures Contracts	11,400
Foreign Currencies	(3,092)
Change in Unrealized Appreciation (Depreciation)	1,680,382
Net Increase (Decrease) in Net Assets Resulting from Operations	3,291,482
1	Dividends include foreign tax reclaims of $2,342,000 and are net of foreign withholding taxes of $12,508,000.
2	Realized gain (loss) is net of foreign capital gain taxes of $7,251,000.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($11,842,000).

See accompanying Notes, which are an integral part of the Financial Statements.
8

International Growth Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	80,868	479,913
Realized Net Gain (Loss)	1,530,232	764,383
Change in Unrealized Appreciation (Depreciation)	1,680,382	2,769,653
Net Increase (Decrease) in Net Assets Resulting from Operations	3,291,482	4,013,949
Distributions
Investor Shares	(124,245)	(395,795)
Admiral Shares	(698,073)	(2,317,351)
Total Distributions	(822,318)	(2,713,146)
Capital Share Transactions
Investor Shares	169,362	(97,479)
Admiral Shares	(2,046,228)	(347,462)
Net Increase (Decrease) from Capital Share Transactions	(1,876,866)	(444,941)
Total Increase (Decrease)	592,298	855,862
Net Assets
Beginning of Period	43,533,484	42,677,622
End of Period	44,125,782	43,533,484

See accompanying Notes, which are an integral part of the Financial Statements.
9

International Growth Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$31.27	$30.33	$54.50	$42.94	$28.30	$31.23
Investment Operations
Net Investment Income[1]	.044	.313	.362	.374	.238	.342
Net Realized and Unrealized Gain (Loss) on Investments	2.451	2.588	(18.463)	12.336	14.791	(1.941)
Total from Investment Operations	2.495	2.901	(18.101)	12.710	15.029	(1.599)
Distributions
Dividends from Net Investment Income	(.323)	(.390)	(.407)	(.106)	(.389)	(.403)
Distributions from Realized Capital Gains	(.262)	(1.571)	(5.662)	(1.044)	—	(.928)
Total Distributions	(.585)	(1.961)	(6.069)	(1.150)	(.389)	(1.331)
Net Asset Value, End of Period	$33.18	$31.27	$30.33	$54.50	$42.94	$28.30
Total Return[2]	8.06%	9.82%	-36.53%	29.89%	53.60%	-4.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,914	$6,340	$6,243	$11,247	$9,658	$7,056
Ratio of Total Expenses to Average Net Assets[3]	0.37%	0.42%	0.45%[4]	0.43%	0.44%	0.43%
Ratio of Net Investment Income to Average Net Assets	0.28%	1.02%	0.91%	0.75%	0.74%	1.23%
Portfolio Turnover Rate	9%	14%	15%	25%	20%	13%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.03%), 0.01%, 0.04%, 0.03%, 0.04%, and 0.03%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.45%.

See accompanying Notes, which are an integral part of the Financial Statements.
10

International Growth Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$99.47	$96.50	$173.47	$136.68	$90.05	$99.45
Investment Operations
Net Investment Income[1]	.197	1.101	1.290	1.367	.863	1.203
Net Realized and Unrealized Gain (Loss) on Investments	7.790	8.228	(58.729)	39.246	47.105	(6.230)
Total from Investment Operations	7.987	9.329	(57.439)	40.613	47.968	(5.027)
Distributions
Dividends from Net Investment Income	(1.125)	(1.358)	(1.502)	(.497)	(1.338)	(1.418)
Distributions from Realized Capital Gains	(.832)	(5.001)	(18.029)	(3.326)	—	(2.955)
Total Distributions	(1.957)	(6.359)	(19.531)	(3.823)	(1.338)	(4.373)
Net Asset Value, End of Period	$105.50	$99.47	$96.50	$173.47	$136.68	$90.05
Total Return[2]	8.12%	9.92%	-36.46%	30.01%	53.81%	-4.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,212	$37,193	$36,435	$62,342	$46,906	$28,549
Ratio of Total Expenses to Average Net Assets[3]	0.26%	0.31%	0.34%[4]	0.32%	0.33%	0.32%
Ratio of Net Investment Income to Average Net Assets	0.40%	1.13%	1.02%	0.86%	0.83%	1.34%
Portfolio Turnover Rate	9%	14%	15%	25%	20%	13%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.03%), 0.01%, 0.04%, 0.03%, 0.04%, and 0.03%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.34%.

See accompanying Notes, which are an integral part of the Financial Statements.
11

International Growth Fund
Notes to Financial Statements
Vanguard International Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
12

International Growth Fund
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of
13

International Growth Fund
the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. are subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding three years.
14

International Growth Fund
Vanguard manages the cash reserves of the fund as described below.
For the six months ended February 29, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.14% of the fund’s average net assets, before a net decrease of $6,969,000 (0.03%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $1,321,000, representing less than 0.01% of the fund’s net assets and 0.53% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	8,479,546	—	—	8,479,546
Common Stocks—Other	4,634,204	29,255,681	271,104	34,160,989
Preferred Stocks	—	622,727	—	622,727
Temporary Cash Investments	845,321	—	—	845,321
Total	13,959,071	29,878,408	271,104	44,108,583
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,316	—	—	5,316
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
15

International Growth Fund
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	32,729,347
Gross Unrealized Appreciation	16,644,753
Gross Unrealized Depreciation	(5,260,201)
Net Unrealized Appreciation (Depreciation)	11,384,552
F.	During the six months ended February 29, 2024, the fund purchased $3,655,358,000 of investment securities and sold $6,393,389,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	666,736	21,767	426,955	13,831
Issued in Lieu of Cash Distributions	118,556	3,743	380,809	12,647
Redeemed	(615,930)	(19,874)	(905,243)	(29,538)
Net Increase (Decrease)—Investor Shares	169,362	5,636	(97,479)	(3,060)
Admiral Shares
Issued	1,475,773	15,114	4,499,299	46,038
Issued in Lieu of Cash Distributions	619,747	6,153	2,093,359	21,868
Redeemed	(4,141,748)	(42,449)	(6,940,120)	(71,557)
Net Increase (Decrease)—Admiral Shares	(2,046,228)	(21,182)	(347,462)	(3,651)
16

International Growth Fund
H.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Aug. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Feb. 29, 2024 Market Value ($000)
Brandtech Group Class A	267,387	—	—	—	(10,090)	—	—	257,297
Elastic NV	NA1	157,425	—	—	372,693	—	—	833,084
HelloFresh SE	333,112	—	—	—	(189,633)	—	—	143,479
Jumia Technologies AG ADR	20,645	—	—	—	20,309	—	—	40,954
Ocado Group plc	518,583	—	—	—	(213,662)	—	—	304,921
Vanguard Market Liquidity Fund	789,745	NA2	NA2	(18)	10	15,319	3	845,321
Wix.com Ltd.	395,744	—	—	—	165,918	—	—	561,662
Total	2,325,216	157,425	—	(18)	145,545	15,319	3	2,986,718
1	Not applicable—at August 31, 2023, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
17

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard International Growth Fund has renewed the fund’s investment advisory arrangements with Baillie Gifford Overseas Ltd. (Baillie Gifford) and Schroder Investment Management North America Inc. (Schroder Inc.), as well as the sub-advisory agreement with Schroder Investment Management North America Ltd. (Schroder Ltd.). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford uses fundamental research to make long-term investments in companies that have above-average growth potential resulting from sustainable competitive advantages, special cultures and management, or competitive strength in underestimated technology shifts. Baillie Gifford believes that equities’ asymmetrical return pattern means that alpha is generated by focusing on the upside and the potential to earn exponential returns rather than being overly concerned with avoiding losing investments. The advisor takes a bottom-up, stock-driven approach to sector and country allocation. Baillie Gifford has advised a portion of the fund since 2003.
Schroder. Schroders plc, the parent company of Schroder Inc. and Schroder Ltd. (collectively, Schroder), was founded in 1804 in London, England. Schroder specializes in global equity and fixed income management and seeks to invest in securities of international companies where it has
18

identified a significant growth gap, which is defined as forward earnings growth that is not yet recognized by the market. Schroder believes that market inefficiencies often drive material differences between underlying company fundamentals and market estimates. The advisor also believes that in-depth fundamental research, incorporating a comprehensive macroeconomic viewpoint and a robust framework of fundamental risk analysis, is the most reliable means of finding those companies and identifying the growth gap. Schroder Inc. has advised the fund since its inception in 1981, and its affiliate Schroder Ltd. has advised the fund since 2003.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Baillie Gifford or Schroder in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Baillie Gifford and Schroder. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.
19

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q812 042024

Semiannual Report   |   February 29, 2024
Vanguard FTSE Social Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 29, 2024
	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return
FTSE Social Index Fund
Admiral™ Shares	$1,000.00	$1,155.60	$0.75
Institutional Shares	1,000.00	1,155.70	0.64
Based on Hypothetical 5% Yearly Return
FTSE Social Index Fund
Admiral Shares	$1,000.00	$1,024.17	$0.70
Institutional Shares	1,000.00	1,024.27	0.60
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Admiral Shares and 0.12% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

FTSE Social Index Fund
Fund Allocation
As of February 29, 2024
Basic Materials	1.5%
Consumer Discretionary	16.0
Consumer Staples	4.7
Energy	0.1
Financials	9.5
Health Care	13.2
Industrials	9.6
Real Estate	2.6
Technology	39.9
Telecommunications	2.5
Utilities	0.4
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

FTSE Social Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.5%)
	Linde plc	247,002	110,860
	Air Products and Chemicals Inc.	113,003	26,447
	Nucor Corp.	126,585	24,342
	Fastenal Co.	290,948	21,242
	Newmont Corp. (XNYS)	587,837	18,370
	LyondellBasell Industries NV Class A	131,872	13,224
	Steel Dynamics Inc.	79,502	10,639
	International Flavors & Fragrances Inc.	130,051	9,819
	Avery Dennison Corp.	41,109	8,901
	Albemarle Corp.	59,556	8,210
	CF Industries Holdings Inc.	97,916	7,904
	International Paper Co.	176,295	6,234
	Mosaic Co.	168,833	5,261
	FMC Corp.	63,717	3,593
	Westlake Corp.	16,445	2,281
			277,327
Consumer Discretionary (15.9%)
*	Amazon.com Inc.	4,591,642	811,619
*	Tesla Inc.	1,406,172	283,878
	Home Depot Inc.	509,736	194,011
	Costco Wholesale Corp.	225,787	167,961
*	Netflix Inc.	220,028	132,659
	McDonald's Corp.	371,672	108,632
	Walt Disney Co.	931,955	103,987
*	Uber Technologies Inc.	1,002,901	79,731
	Lowe's Cos. Inc.	294,340	70,839
*	Booking Holdings Inc.	18,185	63,081
	NIKE Inc. Class B	606,005	62,982
	TJX Cos. Inc.	586,985	58,194
	Starbucks Corp.	574,980	54,566
*	Chipotle Mexican Grill Inc.	13,996	37,632
*	MercadoLibre Inc.	23,546	37,563
	Target Corp.	234,384	35,842
*	O'Reilly Automotive Inc.	30,118	32,751
*	Airbnb Inc. Class A	206,541	32,524
	Marriott International Inc. Class A	124,125	31,015
*	AutoZone Inc.	8,967	26,955
*	Lululemon Athletica Inc.	56,678	26,474
	Hilton Worldwide Holdings Inc.	126,887	25,925
	Ross Stores Inc.	171,079	25,484
		Shares	Market Value• ($000)
	Ford Motor Co.	1,999,288	24,871
*	Copart Inc.	437,061	23,230
	Lennar Corp. Class A	125,114	19,832
	Yum! Brands Inc.	142,815	19,768
	Electronic Arts Inc.	137,875	19,231
*	Trade Desk Inc. Class A	224,467	19,176
*	Spotify Technology SA	71,417	18,312
	Estee Lauder Cos. Inc. Class A	117,531	17,463
	Dollar General Corp.	111,673	16,227
*	Dollar Tree Inc.	106,300	15,592
*	Royal Caribbean Cruises Ltd.	119,129	14,695
	Tractor Supply Co.	55,745	14,177
*	Ulta Beauty Inc.	25,023	13,727
	eBay Inc.	272,146	12,867
*	Take-Two Interactive Software Inc.	83,956	12,336
	PulteGroup Inc.	109,092	11,823
*	NVR Inc.	1,504	11,469
*	Aptiv plc	137,830	10,956
	Garmin Ltd.	78,305	10,755
	Genuine Parts Co.	71,480	10,669
*	Coupang Inc.	558,027	10,335
*	Warner Bros Discovery Inc.	1,122,817	9,870
*	Expedia Group Inc.	70,083	9,589
*	Roblox Corp. Class A	236,626	9,441
	Omnicom Group Inc.	100,390	8,873
*	Carnival Corp.	506,194	8,028
	Best Buy Co. Inc.	99,085	8,014
	Domino's Pizza Inc.	17,772	7,968
*	Live Nation Entertainment Inc.	79,686	7,728
	Pool Corp.	19,309	7,687
	LKQ Corp.	135,558	7,088
*	Liberty Media Corp.-Liberty Formula One Class C	97,206	7,073
*	Burlington Stores Inc.	32,886	6,745
*	CarMax Inc.	80,496	6,359
	Interpublic Group of Cos. Inc.	196,338	6,165
	Rollins Inc.	130,114	5,734
	Bath & Body Works Inc.	116,404	5,320
	News Corp. Class A	192,214	5,167
*	Etsy Inc.	62,386	4,472
	Autoliv Inc.	38,184	4,430
	Vail Resorts Inc.	19,219	4,426
	Lear Corp.	29,515	4,054
4

FTSE Social Index Fund
		Shares	Market Value• ($000)
*	Rivian Automotive Inc. Class A	336,782	3,812
	Fox Corp. Class A	126,343	3,764
	BorgWarner Inc. (XNYS)	118,857	3,700
	Aramark	119,426	3,622
	Delta Air Lines Inc.	81,702	3,453
	Hasbro Inc.	66,699	3,354
	Paramount Global Class B	293,790	3,243
	Whirlpool Corp.	27,127	2,913
	VF Corp.	177,221	2,896
	Southwest Airlines Co.	75,840	2,599
*	Liberty Media Corp.-Liberty SiriusXM Class C	80,732	2,340
*	United Airlines Holdings Inc.	41,857	1,904
	Fox Corp. Class B	67,664	1,853
	News Corp. Class B	60,850	1,703
*	Liberty Media Corp.-Liberty SiriusXM Class A	48,103	1,402
*	American Airlines Group Inc.	84,012	1,317
*,1	Lucid Group Inc.	382,056	1,261
[1]	Sirius XM Holdings Inc.	222,898	985
	Lennar Corp. Class B	6,478	955
*	Liberty Media Corp.-Liberty Formula One Class A	13,742	901
			3,024,024
Consumer Staples (4.7%)
	Procter & Gamble Co.	1,199,755	190,689
	Coca-Cola Co.	1,985,039	119,142
	PepsiCo Inc.	702,156	116,095
	Mondelez International Inc. Class A	693,091	50,644
	CVS Health Corp.	652,588	48,533
	Colgate-Palmolive Co.	418,126	36,176
	McKesson Corp.	69,086	36,022
*	Monster Beverage Corp.	379,067	22,403
	Sysco Corp.	258,516	20,932
	Kimberly-Clark Corp.	171,612	20,794
	Corteva Inc.	363,410	19,450
	Cencora Inc.	82,361	19,404
	General Mills Inc.	296,280	19,015
	Kroger Co.	332,652	16,503
	Keurig Dr Pepper Inc.	485,231	14,513
	Kraft Heinz Co.	409,394	14,443
	Archer-Daniels-Midland Co.	271,770	14,434
	Hershey Co.	76,297	14,338
	Church & Dwight Co. Inc.	124,374	12,452
	Clorox Co.	63,029	9,663
	McCormick & Co. Inc.	127,930	8,809
	Walgreens Boots Alliance Inc.	364,408	7,747
	Tyson Foods Inc. Class A	141,337	7,666
	Lamb Weston Holdings Inc.	74,078	7,572
	Kellanova	132,141	7,288
	Coca-Cola Europacific Partners plc	102,820	7,057
	Bunge Global SA	73,649	6,950
	Conagra Brands Inc.	242,162	6,800
	J M Smucker Co.	52,273	6,282
		Shares	Market Value• ($000)
	Hormel Foods Corp.	147,266	5,201
	Campbell Soup Co.	97,367	4,152
	WK Kellogg Co.	32,564	477
			891,646
Energy (0.1%)
*	Enphase Energy Inc.	67,669	8,595
*	First Solar Inc.	54,209	8,342
*	SolarEdge Technologies Inc.	28,451	1,911
			18,848
Financials (9.5%)
	JPMorgan Chase & Co.	1,471,134	273,719
	Bank of America Corp.	3,511,911	121,231
	S&P Global Inc.	163,483	70,033
	Goldman Sachs Group Inc.	162,501	63,221
	BlackRock Inc.	75,751	61,460
	Progressive Corp.	297,807	56,452
	Citigroup Inc.	974,596	54,080
	Morgan Stanley	612,716	52,718
	Chubb Ltd.	206,883	52,066
	Marsh & McLennan Cos. Inc.	252,188	51,010
	Charles Schwab Corp.	755,308	50,440
	Blackstone Inc.	363,135	46,416
	CME Group Inc.	182,943	40,312
	Intercontinental Exchange Inc.	288,421	39,923
	US Bancorp	793,956	33,314
	Aon plc Class A (XNYS)	100,977	31,908
	Moody's Corp.	80,850	30,676
	PNC Financial Services Group Inc.	202,927	29,871
	Apollo Global Management Inc.	265,733	29,709
	American International Group Inc.	362,579	26,428
	Arthur J Gallagher & Co.	107,869	26,313
	Travelers Cos. Inc.	116,129	25,660
	Aflac Inc.	300,575	24,268
	Truist Financial Corp.	675,788	23,639
	MetLife Inc.	322,668	22,503
	Bank of New York Mellon Corp.	392,252	22,001
	MSCI Inc.	39,115	21,942
	Allstate Corp.	133,618	21,315
	Ameriprise Financial Inc.	52,269	21,292
	Prudential Financial Inc.	184,951	20,158
*	Arch Capital Group Ltd.	182,276	15,966
	Discover Financial Services	126,959	15,324
	Hartford Financial Services Group Inc.	150,500	14,424
	Willis Towers Watson plc	52,715	14,371
*	NU Holdings Ltd. Class A	1,190,278	13,188
	T Rowe Price Group Inc.	112,245	12,723
	Broadridge Financial Solutions Inc.	59,676	12,149
	Fifth Third Bancorp	345,263	11,856
	M&T Bank Corp.	84,317	11,782
	Raymond James Financial Inc.	96,330	11,590
	State Street Corp.	156,925	11,570
	Cboe Global Markets Inc.	53,626	10,296
	LPL Financial Holdings Inc.	38,413	10,291
	Brown & Brown Inc.	120,865	10,178

5

FTSE Social Index Fund
		Shares	Market Value• ($000)
*	Markel Group Inc.	6,696	9,994
	Principal Financial Group Inc.	123,144	9,957
	Nasdaq Inc.	174,024	9,780
	Huntington Bancshares Inc.	733,342	9,563
	FactSet Research Systems Inc.	19,516	9,028
	Cincinnati Financial Corp.	78,129	8,907
	Regions Financial Corp.	475,551	8,860
	First Citizens BancShares Inc. Class A	5,518	8,684
	Northern Trust Corp.	104,314	8,567
	W R Berkley Corp.	101,914	8,520
	Everest Group Ltd.	21,816	8,048
	Citizens Financial Group Inc.	237,091	7,442
	Loews Corp.	93,087	6,994
	KeyCorp	473,928	6,763
	Fidelity National Financial Inc.	131,974	6,675
	Equitable Holdings Inc.	176,336	6,038
	Credicorp Ltd.	34,729	5,935
	RenaissanceRe Holdings Ltd.	25,594	5,754
	Globe Life Inc.	44,791	5,685
	Ally Financial Inc.	137,433	5,084
	Annaly Capital Management Inc.	250,870	4,789
	MarketAxess Holdings Inc.	18,836	4,020
	Franklin Resources Inc.	144,971	3,979
	SEI Investments Co.	51,260	3,447
	Voya Financial Inc.	49,974	3,416
	CNA Financial Corp.	13,035	573
			1,796,288
Health Care (13.2%)
	Eli Lilly & Co.	431,292	325,056
	UnitedHealth Group Inc.	473,733	233,835
	Merck & Co. Inc.	1,294,487	164,594
	AbbVie Inc.	899,318	158,325
	Thermo Fisher Scientific Inc.	196,605	112,100
	Abbott Laboratories	882,229	104,668
	Danaher Corp.	335,406	84,905
	Pfizer Inc.	2,879,620	76,483
	Amgen Inc.	272,231	74,545
*	Intuitive Surgical Inc.	177,988	68,632
	Stryker Corp.	181,037	63,195
	Elevance Health Inc.	120,814	60,558
	Medtronic plc	676,942	56,430
*	Vertex Pharmaceuticals Inc.	131,277	55,233
	Bristol-Myers Squibb Co.	1,037,658	52,661
*	Regeneron Pharmaceuticals Inc.	52,230	50,459
	Cigna Group	148,787	50,013
*	Boston Scientific Corp.	745,365	49,351
	Zoetis Inc.	235,870	46,780
	Gilead Sciences Inc.	636,934	45,923
	Becton Dickinson & Co.	147,582	34,763
	HCA Healthcare Inc.	101,343	31,589
*	Edwards Lifesciences Corp.	306,783	26,037
*	IDEXX Laboratories Inc.	41,949	24,130
*	IQVIA Holdings Inc.	92,695	22,911
*	DexCom Inc.	197,016	22,671
		Shares	Market Value• ($000)
	Humana Inc.	63,656	22,300
*	Centene Corp.	271,892	21,324
	Agilent Technologies Inc.	148,917	20,455
	GE Healthcare Inc.	205,302	18,740
*	Veeva Systems Inc. Class A	73,794	16,641
*	Biogen Inc.	73,425	15,932
*	Moderna Inc.	169,452	15,630
	Cardinal Health Inc.	125,587	14,063
	West Pharmaceutical Services Inc.	37,659	13,495
*	ICON plc	41,498	13,305
	Zimmer Biomet Holdings Inc.	106,888	13,293
	ResMed Inc.	73,898	12,838
	STERIS plc	50,518	11,766
*	Align Technology Inc.	38,870	11,755
*	Molina Healthcare Inc.	29,420	11,589
*	Illumina Inc.	80,544	11,262
	Baxter International Inc.	257,540	10,539
*	Alnylam Pharmaceuticals Inc.	63,056	9,527
	Laboratory Corp. of America Holdings	43,196	9,323
	Cooper Cos. Inc.	99,078	9,274
*	Hologic Inc.	123,577	9,120
*	Avantor Inc.	343,190	8,456
*	BioMarin Pharmaceutical Inc.	95,235	8,217
	Viatris Inc.	608,423	7,526
	Quest Diagnostics Inc.	56,977	7,116
	Revvity Inc.	63,090	6,914
*	Charles River Laboratories International Inc.	25,868	6,575
	Bio-Techne Corp.	79,325	5,836
*	Insulet Corp.	35,268	5,784
	Royalty Pharma plc Class A	189,336	5,744
*	Incyte Corp.	93,961	5,484
	Teleflex Inc.	23,939	5,333
*	Catalent Inc.	91,367	5,239
*	Exact Sciences Corp.	90,968	5,233
	Universal Health Services Inc. Class B	30,472	5,091
*	Henry Schein Inc.	66,219	5,064
*	Jazz Pharmaceuticals plc	31,094	3,697
	DENTSPLY SIRONA Inc.	107,755	3,521
*	DaVita Inc.	27,587	3,503
*	Bio-Rad Laboratories Inc. Class A	10,495	3,420
*	Masimo Corp.	21,896	2,815
			2,498,586
Industrials (9.6%)
	Visa Inc. Class A	812,924	229,765
	Mastercard Inc. Class A	423,141	200,890
	Accenture plc Class A	322,027	120,689
	Caterpillar Inc.	260,024	86,838
	Union Pacific Corp.	310,640	78,806
	American Express Co.	295,650	64,871
	United Parcel Service Inc. Class B (XNYS)	369,086	54,721
	Automatic Data Processing Inc.	210,783	52,934
	Deere & Co.	135,072	49,308
*	Fiserv Inc.	304,613	45,470
	Sherwin-Williams Co.	121,179	40,235

6

FTSE Social Index Fund
		Shares	Market Value• ($000)
	Illinois Tool Works Inc.	152,537	39,988
	CSX Corp.	1,005,437	38,146
*	PayPal Holdings Inc.	559,536	33,762
	Trane Technologies plc	115,982	32,703
	FedEx Corp.	118,160	29,418
	PACCAR Inc.	261,149	28,959
	Cintas Corp.	44,130	27,741
	Capital One Financial Corp.	193,142	26,578
	Carrier Global Corp.	424,423	23,589
	Old Dominion Freight Line Inc.	50,245	22,232
*	Block Inc. (XNYS)	276,167	21,947
	Fidelity National Information Services Inc.	301,577	20,866
	Johnson Controls International plc	346,544	20,540
	Paychex Inc.	164,171	20,131
	Otis Worldwide Corp.	210,597	20,070
	Ingersoll Rand Inc. (XYNS)	206,193	18,832
	Martin Marietta Materials Inc.	31,448	18,168
	Vulcan Materials Co.	67,484	17,941
	Verisk Analytics Inc.	72,703	17,587
	Global Payments Inc.	131,366	17,038
	Equifax Inc.	62,089	16,987
	Rockwell Automation Inc.	58,483	16,672
	DuPont de Nemours Inc.	233,953	16,187
*	Fair Isaac Corp.	12,348	15,681
*	Keysight Technologies Inc.	90,316	13,936
*	Mettler-Toledo International Inc.	11,085	13,825
	Westinghouse Air Brake Technologies Corp.	90,777	12,826
*	Builders FirstSource Inc.	62,627	12,224
	Dover Corp.	71,021	11,745
*	FleetCor Technologies Inc.	36,609	10,224
*	Waters Corp.	29,848	10,071
	Veralto Corp.	111,712	9,654
	IDEX Corp.	38,536	9,091
	Expeditors International of Washington Inc.	75,072	8,979
	Masco Corp.	114,610	8,797
	Synchrony Financial	209,977	8,672
	JB Hunt Transport Services Inc.	41,928	8,650
	Packaging Corp. of America	44,986	8,151
*	Trimble Inc.	125,343	7,670
	TransUnion	98,218	7,625
	Snap-on Inc.	26,461	7,294
*	Zebra Technologies Corp. Class A	26,038	7,277
	Stanley Black & Decker Inc.	77,940	6,959
	Pentair plc	83,543	6,499
	Jack Henry & Associates Inc.	37,025	6,434
	CNH Industrial NV	495,795	5,925
	Westrock Co.	129,597	5,869
	Allegion plc	44,680	5,713
	Fortune Brands Innovations Inc.	64,214	5,223
		Shares	Market Value• ($000)
	CH Robinson Worldwide Inc.	58,445	4,330
	Robert Half Inc.	52,547	4,225
*	Generac Holdings Inc.	31,012	3,489
*	Bill Holdings Inc.	52,312	3,313
	Vestis Corp.	60,171	1,129
			1,822,109
Real Estate (2.6%)
	Prologis Inc.	470,133	62,655
	American Tower Corp.	237,232	47,176
	Equinix Inc.	47,564	42,276
	Welltower Inc.	273,453	25,201
	Simon Property Group Inc.	165,348	24,495
	Crown Castle Inc.	220,422	24,233
	Public Storage	79,814	22,657
	Digital Realty Trust Inc.	153,859	22,588
	Realty Income Corp.	423,645	22,076
*	CoStar Group Inc.	206,486	17,970
	Extra Space Storage Inc.	106,588	15,026
*	CBRE Group Inc. Class A	154,630	14,209
	AvalonBay Communities Inc.	72,242	12,789
	Iron Mountain Inc.	147,506	11,600
	SBA Communications Corp.	54,659	11,436
	Equity Residential	189,851	11,431
	Alexandria Real Estate Equities Inc.	87,324	10,892
	Invitation Homes Inc.	311,451	10,611
	Ventas Inc.	203,621	8,611
	Sun Communities Inc.	62,498	8,360
	Essex Property Trust Inc.	32,546	7,531
	Host Hotels & Resorts Inc.	359,498	7,456
	Mid-America Apartment Communities Inc.	59,184	7,438
	Kimco Realty Corp.	333,731	6,594
	Equity LifeStyle Properties Inc.	90,472	6,091
	WP Carey Inc.	107,884	6,077
	UDR Inc.	167,115	5,933
	Regency Centers Corp.	92,084	5,705
	Healthpeak Properties Inc.	322,427	5,401
	Boston Properties Inc.	80,018	5,179
*	Zillow Group Inc. Class C	79,404	4,458
	Federal Realty Investment Trust	41,145	4,149
*	Zillow Group Inc. Class A	27,463	1,485
	NET Lease Office Properties	7,304	178
			499,967
Technology (39.8%)
	Microsoft Corp.	3,792,928	1,568,907
	Apple Inc.	7,515,470	1,358,421
	NVIDIA Corp.	1,210,981	958,031
	Meta Platforms Inc. Class A	1,127,270	552,509
*	Alphabet Inc. Class A	3,028,623	419,343
*	Alphabet Inc. Class C	2,558,003	357,558
	Broadcom Inc.	219,716	285,738
*	Advanced Micro Devices Inc.	816,890	157,276
*	Salesforce Inc.	482,386	148,970
*	Adobe Inc.	233,515	130,834
	Intel Corp.	2,150,516	92,580

7

FTSE Social Index Fund
		Shares	Market Value• ($000)
	Intuit Inc.	139,224	92,290
	QUALCOMM Inc.	568,557	89,713
	Oracle Corp.	786,276	87,811
	Applied Materials Inc.	425,817	85,853
*	ServiceNow Inc.	103,760	80,034
	Texas Instruments Inc.	462,619	77,410
	Lam Research Corp.	67,064	62,923
	Micron Technology Inc.	556,923	50,463
*	Palo Alto Networks Inc.	156,083	48,472
	KLA Corp.	69,904	47,695
*	Synopsys Inc.	77,406	44,410
*	Cadence Design Systems Inc.	137,744	41,926
*	Crowdstrike Holdings Inc. Class A	108,723	35,243
	NXP Semiconductors NV	131,949	32,952
	Marvell Technology Inc.	435,320	31,195
*	Snowflake Inc. Class A	160,169	30,157
*	Workday Inc. Class A	102,257	30,131
*	Autodesk Inc.	109,486	28,266
*	Palantir Technologies Inc. Class A	970,183	24,332
*	Fortinet Inc.	334,596	23,124
	Microchip Technology Inc.	273,976	23,052
	Cognizant Technology Solutions Corp. Class A	258,784	20,449
*	DoorDash Inc. Class A	155,837	19,413
*	Datadog Inc. Class A	139,121	18,289
*	Gartner Inc.	39,103	18,205
*	ON Semiconductor Corp.	219,717	17,340
	CDW Corp.	68,877	16,958
	Monolithic Power Systems Inc.	23,413	16,858
*	Atlassian Corp. Ltd. Class A	78,999	16,386
*	MongoDB Inc.	34,098	15,262
*	Cloudflare Inc. Class A	147,885	14,573
*	HubSpot Inc.	23,240	14,381
	Corning Inc.	387,265	12,485
	HP Inc.	439,877	12,462
*	Splunk Inc.	79,201	12,373
*	Pinterest Inc. Class A	298,190	10,944
*	Zscaler Inc.	45,083	10,909
*	PTC Inc.	58,363	10,681
	Hewlett Packard Enterprise Co.	652,567	9,939
	Seagate Technology Holdings plc	106,156	9,878
*	Western Digital Corp.	165,325	9,832
	NetApp Inc.	107,472	9,578
*	Tyler Technologies Inc.	21,168	9,253
*	Zoom Video Communications Inc. Class A	129,478	9,158
*	VeriSign Inc.	45,171	8,821
*	EPAM Systems Inc.	28,306	8,616
*	GoDaddy Inc. Class A	74,652	8,521
	Skyworks Solutions Inc.	80,951	8,493
*	Akamai Technologies Inc.	75,954	8,425
*	Okta Inc.	77,790	8,347
	Teradyne Inc.	78,510	8,133
*	Check Point Software Technologies Ltd.	47,695	7,651
	SS&C Technologies Holdings Inc.	110,526	7,047
*	Flex Ltd.	221,254	6,228
		Shares	Market Value• ($000)
	Gen Digital Inc. (XNGS)	282,074	6,062
*	Qorvo Inc.	49,925	5,719
*	F5 Inc.	30,140	5,643
*	DocuSign Inc.	103,092	5,492
	Amdocs Ltd.	59,728	5,447
*	Ceridian HCM Holding Inc.	74,916	5,226
*	Twilio Inc. Class A	86,285	5,142
*	Match Group Inc.	141,600	5,103
	Paycom Software Inc.	26,240	4,786
*	UiPath Inc. Class A	193,342	4,592
*	Unity Software Inc.	147,894	4,336
*	Arrow Electronics Inc.	28,289	3,324
*	ZoomInfo Technologies Inc.	152,801	2,561
*,1	GLOBALFOUNDRIES Inc.	39,915	2,182
*,2	Yandex NV Class A	125,281	—
			7,559,122
Telecommunications (2.4%)
	Cisco Systems Inc.	2,066,575	99,960
	Comcast Corp. Class A	2,034,580	87,182
	Verizon Communications Inc.	2,144,668	85,830
	AT&T Inc.	3,648,625	61,771
	T-Mobile US Inc.	266,766	43,563
*	Arista Networks Inc.	127,747	35,455
	Motorola Solutions Inc.	84,167	27,808
*	Charter Communications Inc. Class A	51,308	15,081
	Juniper Networks Inc.	162,177	6,005
*	Liberty Global Ltd. Class C	111,431	2,067
*	Liberty Global Ltd. Class A	86,455	1,513
	Ubiquiti Inc.	2,078	243
			466,478
Utilities (0.4%)
	Waste Management Inc.	207,204	42,611
	Republic Services Inc.	105,269	19,327
	American Water Works Co. Inc.	99,144	11,753
	Atmos Energy Corp.	75,387	8,512
			82,203
Total Common Stocks (Cost $10,211,934)			18,936,598

8

FTSE Social Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 5.400% (Cost $32,488)	324,946	32,492
Total Investments (99.9%) (Cost $10,244,422)			18,969,090
Other Assets and Liabilities—Net (0.1%)			19,474
Net Assets (100%)			18,988,564
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,002,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $4,317,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	198	50,527	602

See accompanying Notes, which are an integral part of the Financial Statements.
9

FTSE Social Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $10,211,934)	18,936,598
Affiliated Issuers (Cost $32,488)	32,492
Total Investments in Securities	18,969,090
Investment in Vanguard	563
Cash Collateral Pledged—Futures Contracts	2,090
Receivables for Investment Securities Sold	179
Receivables for Accrued Income	17,697
Receivables for Capital Shares Issued	22,022
Variation Margin Receivable—Futures Contracts	207
Total Assets	19,011,848
Liabilities
Due to Custodian	102
Payables for Investment Securities Purchased	937
Collateral for Securities on Loan	4,317
Payables for Capital Shares Redeemed	16,991
Payables to Vanguard	937
Total Liabilities	23,284
Net Assets	18,988,564
1 Includes $4,002,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	10,911,533
Total Distributable Earnings (Loss)	8,077,031
Net Assets	18,988,564

Admiral Shares—Net Assets
Applicable to 200,454,270 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,747,639
Net Asset Value Per Share—Admiral Shares	$48.63

Institutional Shares—Net Assets
Applicable to 263,989,693 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,240,925
Net Asset Value Per Share—Institutional Shares	$35.00

See accompanying Notes, which are an integral part of the Financial Statements.
10

FTSE Social Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends[1]	109,876
Interest[2]	945
Securities Lending—Net	171
Total Income	110,992
Expenses
The Vanguard Group—Note B
Investment Advisory Services	160
Management and Administrative—Admiral Shares	5,662
Management and Administrative—Institutional Shares	4,473
Marketing and Distribution—Admiral Shares	230
Marketing and Distribution—Institutional Shares	129
Custodian Fees	63
Shareholders’ Reports—Admiral Shares	63
Shareholders’ Reports—Institutional Shares	53
Trustees’ Fees and Expenses	6
Other Expenses	9
Total Expenses	10,848
Expenses Paid Indirectly	(13)
Net Expenses	10,835
Net Investment Income	100,157
Realized Net Gain (Loss)
Investment Securities Sold[2]	26,540
Futures Contracts	5,058
Realized Net Gain (Loss)	31,598
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,396,415
Futures Contracts	451
Change in Unrealized Appreciation (Depreciation)	2,396,866
Net Increase (Decrease) in Net Assets Resulting from Operations	2,528,621
1	Dividends are net of foreign withholding taxes of $46,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $892,000, $3,000, less than $1,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
11

FTSE Social Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	100,157	184,957
Realized Net Gain (Loss)	31,598	(166,328)
Change in Unrealized Appreciation (Depreciation)	2,396,866	2,254,798
Net Increase (Decrease) in Net Assets Resulting from Operations	2,528,621	2,273,427
Distributions
Admiral Shares	(57,116)	(95,885)
Institutional Shares	(53,338)	(81,511)
Total Distributions	(110,454)	(177,396)
Capital Share Transactions
Admiral Shares	7,508	(143,211)
Institutional Shares	503,133	602,768
Net Increase (Decrease) from Capital Share Transactions	510,641	459,557
Total Increase (Decrease)	2,928,808	2,555,588
Net Assets
Beginning of Period	16,059,756	13,504,168
End of Period	18,988,564	16,059,756

See accompanying Notes, which are an integral part of the Financial Statements.
12

FTSE Social Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	February 7, 2019[1] to August 31,	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$42.36	$36.76	$44.39	$34.27	$27.27	$25.00
Investment Operations
Net Investment Income[2]	.258	.494	.464	.432	.465	.273
Net Realized and Unrealized Gain (Loss) on Investments	6.299	5.583	(7.647)	10.110	6.996	2.183
Total from Investment Operations	6.557	6.077	(7.183)	10.542	7.461	2.456
Distributions
Dividends from Net Investment Income	(.287)	(.477)	(.447)	(.422)	(.461)	(.186)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.287)	(.477)	(.447)	(.422)	(.461)	(.186)
Net Asset Value, End of Period	$48.63	$42.36	$36.76	$44.39	$34.27	$27.27
Total Return[3]	15.56%	16.74%	-16.28%	31.04%	27.83%	9.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,748	$8,489	$7,512	$8,573	$5,305	$3,478
Ratio of Total Expenses to Average Net Assets	0.14%[4]	0.14%[4]	0.14%	0.14%	0.14%	0.14%[5]
Ratio of Net Investment Income to Average Net Assets	1.16%	1.31%	1.12%	1.13%	1.60%	1.79%[5]
Portfolio Turnover Rate	2%	5%[6]	8%[6]	4%[6]	18%	11%[6,7]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
7	Reflects the fund’s portfolio turnover for the fiscal year ended August 31, 2019.

See accompanying Notes, which are an integral part of the Financial Statements.
13

FTSE Social Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$30.49	$26.47	$31.96	$24.67	$19.63	$19.28
Investment Operations
Net Investment Income[1]	.190	.362	.340	.317	.339	.314
Net Realized and Unrealized Gain (Loss) on Investments	4.530	4.007	(5.502)	7.282	5.037	.351
Total from Investment Operations	4.720	4.369	(5.162)	7.599	5.376	.665
Distributions
Dividends from Net Investment Income	(.210)	(.349)	(.328)	(.309)	(.336)	(.315)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.210)	(.349)	(.328)	(.309)	(.336)	(.315)
Net Asset Value, End of Period	$35.00	$30.49	$26.47	$31.96	$24.67	$19.63
Total Return	15.57%	16.71%	-16.25%	31.09%	27.86%	3.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,241	$7,570	$5,993	$6,630	$4,003	$2,701
Ratio of Total Expenses to Average Net Assets	0.12%[2]	0.12%[2]	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.19%	1.33%	1.14%	1.15%	1.62%	1.49%
Portfolio Turnover Rate	2%	5%[3]	8%[3]	4%[3]	18%	11%[3]
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.
14

FTSE Social Index Fund
Notes to Financial Statements
Vanguard FTSE Social Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,
15

FTSE Social Index Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
16

FTSE Social Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $563,000, representing less than 0.01% of the fund’s net assets and 0.23% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $13,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
17

FTSE Social Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	18,936,598	—	—	18,936,598
Temporary Cash Investments	32,492	—	—	32,492
Total	18,969,090	—	—	18,969,090
Derivative Financial Instruments
Assets
Futures Contracts[1]	602	—	—	602
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,342,054
Gross Unrealized Appreciation	9,113,686
Gross Unrealized Depreciation	(486,048)
Net Unrealized Appreciation (Depreciation)	8,627,638
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $609,671,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 29, 2024, the fund purchased $849,307,000 of investment securities and sold $360,087,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $73,977,000 and sales were $40,149,000, resulting in net realized loss of $2,888,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
18

FTSE Social Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	788,911	17,967	1,332,404	35,434
Issued in Lieu of Cash Distributions	49,422	1,141	83,378	2,266
Redeemed	(830,825)	(19,070)	(1,558,993)	(41,603)
Net Increase (Decrease)—Admiral Shares	7,508	38	(143,211)	(3,903)
Institutional Shares
Issued	912,902	28,854	1,105,824	40,369
Issued in Lieu of Cash Distributions	52,670	1,688	80,161	3,020
Redeemed	(462,439)	(14,829)	(583,217)	(21,539)
Net Increase (Decrease)—Institutional Shares	503,133	15,713	602,768	21,850
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
19

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.
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© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q2132 042024

Semiannual Report   |   February 29, 2024
Vanguard U.S. Sector Index Funds
Vanguard Communication Services Index Fund
Vanguard Consumer Discretionary Index Fund
Vanguard Consumer Staples Index Fund
Vanguard Energy Index Fund
Vanguard Financials Index Fund
Vanguard Health Care Index Fund
Vanguard Industrials Index Fund
Vanguard Information Technology Index Fund
Vanguard Materials Index Fund
Vanguard Utilities Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Communication Services Index Fund	4
Consumer Discretionary Index Fund	15
Consumer Staples Index Fund	27
Energy Index Fund	38
Financials Index Fund	49
Health Care Index Fund	62
Industrials Index Fund	75
Information Technology Index Fund	87
Materials Index Fund	100
Utilities Index Fund	111

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 29, 2024
	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return
Communication Services Index Fund
ETF Shares	$1,000.00	$1,177.70	$0.54
Admiral™ Shares	1,000.00	1,177.80	0.54
Consumer Discretionary Index Fund
ETF Shares	$1,000.00	$1,107.50	$0.52
Admiral Shares	1,000.00	1,107.60	0.52
Consumer Staples Index Fund
ETF Shares	$1,000.00	$1,046.50	$0.51
Admiral Shares	1,000.00	1,046.60	0.51
Energy Index Fund
ETF Shares	$1,000.00	$979.00	$0.49
Admiral Shares	1,000.00	979.20	0.49
Financials Index Fund
ETF Shares	$1,000.00	$1,188.90	$0.54
Admiral Shares	1,000.00	1,189.10	0.54
Health Care Index Fund
ETF Shares	$1,000.00	$1,095.00	$0.52
Admiral Shares	1,000.00	1,095.00	0.52
Industrials Index Fund
ETF Shares	$1,000.00	$1,134.80	$0.53
Admiral Shares	1,000.00	1,134.90	0.53
Information Technology Index Fund
ETF Shares	$1,000.00	$1,169.70	$0.54
Admiral Shares	1,000.00	1,169.70	0.54
Materials Index Fund
ETF Shares	$1,000.00	$1,067.70	$0.51
Admiral Shares	1,000.00	1,067.80	0.51
Utilities Index Fund
ETF Shares	$1,000.00	$1,004.70	$0.50
Admiral Shares	1,000.00	1,004.60	0.50

Six Months Ended February 29, 2024
	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Hypothetical 5% Yearly Return
Communication Services Index Fund
ETF Shares	$1,000.00	$1,024.37	$0.50
Admiral Shares	1,000.00	1,024.37	0.50
Consumer Discretionary Index Fund
ETF Shares	$1,000.00	$1,024.37	$0.50
Admiral Shares	1,000.00	1,024.37	0.50
Consumer Staples Index Fund
ETF Shares	$1,000.00	$1,024.37	$0.50
Admiral Shares	1,000.00	1,024.37	0.50
Energy Index Fund
ETF Shares	$1,000.00	$1,024.37	$0.50
Admiral Shares	1,000.00	1,024.37	0.50
Financials Index Fund
ETF Shares	$1,000.00	$1,024.37	$0.50
Admiral Shares	1,000.00	1,024.37	0.50
Health Care Index Fund
ETF Shares	$1,000.00	$1,024.37	$0.50
Admiral Shares	1,000.00	1,024.37	0.50
Industrials Index Fund
ETF Shares	$1,000.00	$1,024.37	$0.50
Admiral Shares	1,000.00	1,024.37	0.50
Information Technology Index Fund
ETF Shares	$1,000.00	$1,024.37	$0.50
Admiral Shares	1,000.00	1,024.37	0.50
Materials Index Fund
ETF Shares	$1,000.00	$1,024.37	$0.50
Admiral Shares	1,000.00	1,024.37	0.50
Utilities Index Fund
ETF Shares	$1,000.00	$1,024.37	$0.50
Admiral Shares	1,000.00	1,024.37	0.50
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Communication Services Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Consumer Discretionary Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Consumer Staples Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Energy Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Financials Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Health Care Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Industrials Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Information Technology Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; for the Materials Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares; and for the Utilities Index Fund, 0.10% for ETF Shares and 0.10% for Admiral Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Communication Services Index Fund
Fund Allocation
As of February 29, 2024
Diversified Telecommunication Services	10.4%
Entertainment	19.1
Interactive Media & Services	50.7
Media	16.6
Wireless Telecommunication Services	3.2
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Communication Services Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Diversified Telecommunication Services (10.3%)
	Verizon Communications Inc.	4,609,983	184,492
	AT&T Inc.	8,595,484	145,522
*	Frontier Communications Parent Inc.	753,096	17,833
	Cogent Communications Holdings Inc.	178,828	14,469
*	Liberty Global Ltd. Class C	752,688	13,962
	Iridium Communications Inc.	455,558	13,188
*	Liberty Global Ltd. Class A	665,979	11,655
*	Lumen Technologies Inc.	4,116,997	6,670
*	Globalstar Inc.	3,101,467	4,838
	Shenandoah Telecommunications Co.	194,858	3,636
*	Liberty Latin America Ltd. Class C	526,923	3,436
*	IDT Corp. Class B	67,365	2,507
*	Anterix Inc.	53,615	2,128
*	Bandwidth Inc. Class A	96,650	1,985
	ATN International Inc.	44,052	1,477
*	Consolidated Communications Holdings Inc.	308,195	1,328
*	Liberty Latin America Ltd. Class A	142,455	916
			430,042
Entertainment (19.1%)
*	Netflix Inc.	319,649	192,723
	Walt Disney Co.	1,672,568	186,625
	Electronic Arts Inc.	415,320	57,929
*	Take-Two Interactive Software Inc.	316,930	46,566
*	Warner Bros Discovery Inc.	4,601,370	40,446
*	Live Nation Entertainment Inc.	400,288	38,820
*	Roblox Corp. Class A	952,069	37,988
*	Liberty Media Corp.-Liberty Formula One Class C	519,558	37,803
*	Roku Inc.	432,957	27,354
	TKO Group Holdings Inc.	268,146	22,452
	Warner Music Group Corp. Class A	517,546	18,078
	Endeavor Group Holdings Inc. Class A	736,625	17,716
*	Madison Square Garden Sports Corp.	63,456	11,942
*	Cinemark Holdings Inc.	446,630	7,776
*	Liberty Media Corp.-Liberty Live Class C	195,242	7,774
*	Atlanta Braves Holdings Inc. Class C	193,112	7,555
*	Madison Square Garden Entertainment Corp.	159,338	6,133
*	Sphere Entertainment Co.	103,728	4,491
		Shares	Market Value• ($000)
*	Lions Gate Entertainment Corp. Class B	446,210	4,052
*,1	AMC Entertainment Holdings Inc. Class A	809,430	3,497
*	IMAX Corp.	189,403	3,244
*	Liberty Media Corp.-Liberty Live Class A	83,272	3,213
*	Lions Gate Entertainment Corp. Class A	297,763	2,891
*	Eventbrite Inc. Class A	329,376	1,844
*	Vivid Seats Inc. Class A	273,195	1,645
	Marcus Corp.	95,418	1,400
*	Atlanta Braves Holdings Inc. Class A	29,537	1,239
*	Playstudios Inc.	359,857	853
*,1	Skillz Inc.	58,851	403
			794,452
Interactive Media & Services (50.7%)
	Meta Platforms Inc. Class A	1,971,809	966,443
*	Alphabet Inc. Class A	3,688,926	510,769
*	Alphabet Inc. Class C	2,926,960	409,131
*	Pinterest Inc. Class A	1,221,618	44,833
*	Snap Inc. Class A	3,033,705	33,432
*	Match Group Inc.	862,173	31,073
*	ZoomInfo Technologies Inc.	1,114,567	18,680
*	IAC Inc.	310,738	17,650
*	Ziff Davis Inc.	187,944	12,923
*	TripAdvisor Inc.	436,815	11,715
*	Yelp Inc.	265,984	10,224
*	Cargurus Inc.	353,581	7,828
	Shutterstock Inc.	102,010	4,974
*	Cars.com Inc.	256,745	4,709
*	Bumble Inc. Class A	390,629	4,473
*	ZipRecruiter Inc. Class A	264,273	3,362
*	QuinStreet Inc.	211,583	3,096
*	Vimeo Inc.	610,430	2,924
*	fuboTV Inc.	1,194,854	2,473
*	Taboola.com Ltd.	552,817	2,410
*	Mediaalpha Inc. Class A	86,254	1,790
*	Nextdoor Holdings Inc.	631,658	1,383
*	Angi Inc.	330,059	947
*	Outbrain Inc.	153,543	565
*	System1 Inc.	53,535	89
			2,107,896
Media (16.6%)
	Comcast Corp. Class A	4,526,069	193,942
*	Trade Desk Inc. Class A	702,819	60,042
*	Charter Communications Inc. Class A	173,176	50,902
	Omnicom Group Inc.	453,184	40,057
	Interpublic Group of Cos. Inc.	1,068,300	33,545
	News Corp. Class A	1,207,640	32,461
	Fox Corp. Class A	953,284	28,398
	New York Times Co. Class A	634,949	28,116
		Shares	Market Value• ($000)
*	Liberty Broadband Corp. Class C	443,954	26,717
	Nexstar Media Group Inc.	138,609	23,033
*	Liberty Media Corp.-Liberty SiriusXM Class C	671,894	19,471
	Paramount Global Class B	1,606,061	17,731
	Fox Corp. Class B	600,473	16,441
	News Corp. Class B	487,526	13,646
[1]	Sirius XM Holdings Inc.	3,061,523	13,532
	TEGNA Inc.	765,028	10,718
*	Liberty Media Corp.-Liberty SiriusXM Class A	307,641	8,965
	Cable One Inc.	18,336	8,361
*	Liberty Broadband Corp. Class A	112,968	6,795
*	EchoStar Corp. Class A	485,816	6,369
*	Magnite Inc.	506,318	6,086
	John Wiley & Sons Inc. Class A	177,726	5,927
	Scholastic Corp.	103,640	4,088
*	PubMatic Inc. Class A	169,763	3,555
*	TechTarget Inc.	104,360	3,309
*	Integral Ad Science Holding Corp.	290,753	3,012
*	Thryv Holdings Inc.	136,324	2,855
*	Altice USA Inc. Class A	827,568	2,458
	Gray Television Inc.	338,279	1,976
*	Stagwell Inc.	369,490	1,973
	Sinclair Inc.	129,730	1,926
*	Clear Channel Outdoor Holdings Inc.	1,084,066	1,865
*	Advantage Solutions Inc.	466,273	1,776
*	Boston Omaha Corp. Class A	98,749	1,620
*	AMC Networks Inc. Class A	117,794	1,524
*	Gannett Co. Inc.	577,135	1,229
*	Cardlytics Inc.	136,177	1,129
*	iHeartMedia Inc. Class A	402,572	1,115
*	EW Scripps Co. Class A	237,297	956
*	WideOpenWest Inc.	204,776	819
			688,440
Other (0.0%)[2]
*,3	GCI Liberty Inc.	188,049	—
Wireless Telecommunication Services (3.2%)
	T-Mobile US Inc.	749,088	122,326
	Telephone and Data Systems Inc.	410,924	6,287

Communication Services Index Fund
		Shares	Market Value• ($000)
*	United States Cellular Corp.	63,656	2,221
*	Gogo Inc.	262,885	2,145
			132,979
Total Common Stocks (Cost $4,152,558)			4,153,809
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[4,5]	Vanguard Market Liquidity Fund, 5.400% (Cost $9,117)	91,209	9,120
Total Investments (100.1%) (Cost $4,161,675)			4,162,929
Other Assets and Liabilities—Net (-0.1%)			(5,634)
Net Assets (100.0%)			4,157,295
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,840,000.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $6,790,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Paramount Global Class B	8/30/24	BANA	2,484	(5.326)	—	(14)
Paramount Global Class B	8/30/24	BANA	1,822	(5.326)	—	(10)
					—	(24)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Statement of Assets and Liabilities
As of February 29, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,152,558)	4,153,809
Affiliated Issuers (Cost $9,117)	9,120
Total Investments in Securities	4,162,929
Investment in Vanguard	126
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,340
Receivables for Investment Securities Sold	128,203
Receivables for Accrued Income	2,302
Receivables for Capital Shares Issued	446
Total Assets	4,295,346
Liabilities
Due to Custodian	1,387
Payables for Investment Securities Purchased	129,180
Collateral for Securities on Loan	6,790
Payables for Capital Shares Redeemed	511
Payables to Vanguard	159
Unrealized Depreciation—Over-the-Counter Swap Contracts	24
Total Liabilities	138,051
Net Assets	4,157,295
1 Includes $5,840,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	4,573,729
Total Distributable Earnings (Loss)	(416,434)
Net Assets	4,157,295

ETF Shares—Net Assets
Applicable to 30,953,605 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,965,418
Net Asset Value Per Share—ETF Shares	$128.11

Admiral Shares—Net Assets
Applicable to 2,939,161 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	191,877
Net Asset Value Per Share—Admiral Shares	$65.28

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends	19,059
Interest[1]	201
Securities Lending—Net	4,326
Total Income	23,586
Expenses
The Vanguard Group—Note B
Investment Advisory Services	41
Management and Administrative— ETF Shares	1,490
Management and Administrative— Admiral Shares	63
Marketing and Distribution— ETF Shares	93
Marketing and Distribution— Admiral Shares	4
Custodian Fees	6
Shareholders’ Reports—ETF Shares	106
Shareholders’ Reports—Admiral Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	9
Total Expenses	1,813
Net Investment Income	21,773
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	161,949
Swap Contracts	(800)
Realized Net Gain (Loss)	161,149
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	410,982
Swap Contracts	169
Change in Unrealized Appreciation (Depreciation)	411,151
Net Increase (Decrease) in Net Assets Resulting from Operations	594,073
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $201,000, $1,000, less than $1,000, and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $223,121,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,773	33,642
Realized Net Gain (Loss)	161,149	(32,353)
Change in Unrealized Appreciation (Depreciation)	411,151	458,579
Net Increase (Decrease) in Net Assets Resulting from Operations	594,073	459,868
Distributions
ETF Shares	(19,631)	(27,514)
Admiral Shares	(731)	(839)
Total Distributions	(20,362)	(28,353)
Capital Share Transactions
ETF Shares	(8,176)	290,125
Admiral Shares	52,805	29,898
Net Increase (Decrease) from Capital Share Transactions	44,629	320,023
Total Increase (Decrease)	618,340	751,538
Net Assets
Beginning of Period	3,538,955	2,787,417
End of Period	4,157,295	3,538,955

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$109.41	$94.12	$149.87	$108.04	$87.24	$86.83
Investment Operations
Net Investment Income[1]	.683	1.128	1.110	1.018	1.005	.917
Net Realized and Unrealized Gain (Loss) on Investments	18.654	15.127	(55.695)	41.708	20.743	.316
Total from Investment Operations	19.337	16.255	(54.585)	42.726	21.748	1.233
Distributions
Dividends from Net Investment Income	(.637)	(.965)	(1.165)	(.896)	(.948)	(.823)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.637)	(.965)	(1.165)	(.896)	(.948)	(.823)
Net Asset Value, End of Period	$128.11	$109.41	$94.12	$149.87	$108.04	$87.24
Total Return	17.77%	17.46%	-36.61%	39.75%	25.15%	1.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,965	$3,424	$2,717	$4,787	$2,914	$2,016
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[2]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.18%	1.19%	0.92%	0.80%	1.09%	1.09%
Portfolio Turnover Rate[3]	8%	15%	16%	15%	15%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$55.75	$47.97	$76.38	$55.06	$44.46	$44.25
Investment Operations
Net Investment Income[1]	.340	.591	.572	.519	.512	.470
Net Realized and Unrealized Gain (Loss) on Investments	9.515	7.682	(28.388)	21.259	10.571	.157
Total from Investment Operations	9.855	8.273	(27.816)	21.778	11.083	.627
Distributions
Dividends from Net Investment Income	(.325)	(.493)	(.594)	(.458)	(.483)	(.417)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.325)	(.493)	(.594)	(.458)	(.483)	(.417)
Net Asset Value, End of Period	$65.28	$55.75	$47.97	$76.38	$55.06	$44.46
Total Return[2]	17.78%	17.44%	-36.61%	39.76%	25.16%	1.46%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$192	$115	$70	$124	$67	$50
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.14%	1.21%	0.93%	0.79%	1.10%	1.09%
Portfolio Turnover Rate[4]	8%	15%	16%	15%	15%	33%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund
Notes to Financial Statements
Vanguard Communication Services Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 29, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three

Communication Services Index Fund
years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of

Communication Services Index Fund
trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $126,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,153,809	—	—	4,153,809
Temporary Cash Investments	9,120	—	—	9,120
Total	4,162,929	—	—	4,162,929
Derivative Financial Instruments
Liabilities
Swap Contracts	—	24	—	24
D.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,193,240
Gross Unrealized Appreciation	636,530
Gross Unrealized Depreciation	(666,841)
Net Unrealized Appreciation (Depreciation)	(30,311)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $556,630,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 29, 2024, the fund purchased $370,039,000 of investment securities and sold $299,574,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $716,737,000 and $738,629,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of

Communication Services Index Fund
trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $1,130,000 and sales were $14,096,000, resulting in net realized loss of $657,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	728,193[1]	6,133[1]	1,133,331	11,775
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(736,369)[1]	(6,475)[1]	(843,206)	(9,350)
Net Increase (Decrease)—ETF Shares	(8,176)	(342)	290,125	2,425
Admiral Shares
Issued	88,181	1,480	74,117	1,497
Issued in Lieu of Cash Distributions	598	11	687	14
Redeemed	(35,974)	(613)	(44,906)	(909)
Net Increase (Decrease)—Admiral Shares	52,805	878	29,898	602
1	Includes unsettled in-kind transactions as of February 29, 2024 for 1,650,000 issued shares and 1,700,000 redeemed shares valued at $210,822,000 and $220,041,000, respectively, which settled shortly afterwards.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.

Consumer Discretionary Index Fund
Fund Allocation
As of February 29, 2024
Automobile Components	2.3%
Automobiles	13.3
Broadline Retail	25.2
Distributors	1.0
Diversified Consumer Services	1.6
Hotels, Restaurants & Leisure	22.0
Household Durables	5.8
Leisure Products	1.1
Specialty Retail	21.9
Textiles, Apparel & Luxury Goods	5.8
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Consumer Discretionary Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Automobile Components (2.3%)
*	Aptiv plc	346,762	27,564
	Autoliv Inc.	104,180	12,088
	Gentex Corp.	312,116	11,402
	Lear Corp.	78,313	10,756
	BorgWarner Inc. (XNYS)	320,814	9,987
*	Modine Manufacturing Co.	78,386	7,032
*	Goodyear Tire & Rubber Co.	448,344	5,326
	LCI Industries	41,411	5,217
*	Adient plc	151,287	5,135
*	Visteon Corp.	44,616	5,047
*	Dorman Products Inc.	48,928	4,610
	Patrick Industries Inc.	37,624	4,513
*	Gentherm Inc.	67,457	3,836
*,1	QuantumScape Corp.	608,626	3,816
*	Fox Factory Holding Corp.	71,021	3,593
	Phinia Inc.	100,532	3,440
	Dana Inc.	259,294	3,241
*	XPEL Inc.	51,767	2,722
*	Garrett Motion Inc.	253,432	2,438
*	American Axle & Manufacturing Holdings Inc.	313,169	2,167
*,1	Luminar Technologies Inc.	880,906	2,105
*	Stoneridge Inc.	111,898	1,966
	Standard Motor Products Inc.	58,981	1,873
*,1	Atmus Filtration Technologies Inc.	77,309	1,845
*	Holley Inc.	247,416	1,062
*,1	Solid Power Inc.	625,001	1,025
			143,806
Automobiles (13.3%)
*	Tesla Inc.	3,324,387	671,127
	General Motors Co.	1,636,675	67,071
	Ford Motor Co.	4,678,756	58,204
*	Rivian Automotive Inc. Class A	861,291	9,750
	Thor Industries Inc.	71,053	9,108
	Harley-Davidson Inc.	192,300	6,975
*,1	Lucid Group Inc.	1,457,869	4,811
	Winnebago Industries Inc.	55,055	3,949
*,1	Fisker Inc.	958,748	698
*,1	Workhorse Group Inc.	1,202,550	402
*,1	Canoo Inc.	3,666,795	386
*,1	Faraday Future Intelligent Electric Inc.	818,307	57
			832,538
Broadline Retail (25.2%)
*	Amazon.com Inc.	8,106,868	1,432,970
*	MercadoLibre Inc.	46,790	74,644
	eBay Inc.	641,161	30,314
*	Etsy Inc.	158,133	11,337
*	Ollie's Bargain Outlet Holdings Inc.	90,365	7,245
	Macy's Inc.	393,544	6,863
		Shares	Market Value• ($000)
	Kohl's Corp.	181,708	5,064
	Nordstrom Inc.	195,495	4,100
	Dillard's Inc. Class A	7,736	3,208
*	Qurate Retail Inc. Series A	1,657,816	2,337
*,1	Groupon Inc.	88,356	1,635
	Big Lots Inc.	134,692	730
*	ContextLogic Inc. Class A	94,854	617
			1,581,064
Distributors (1.0%)
	Genuine Parts Co.	172,954	25,815
	Pool Corp.	48,590	19,345
	LKQ Corp.	339,672	17,761
			62,921
Diversified Consumer Services (1.6%)
	Service Corp. International	193,919	14,193
*	Duolingo Inc.	43,250	10,337
	H&R Block Inc.	198,176	9,701
*	Bright Horizons Family Solutions Inc.	80,446	9,240
*	Grand Canyon Education Inc.	46,143	6,220
	Strategic Education Inc.	40,943	4,536
*	Stride Inc.	73,599	4,397
	Graham Holdings Co. Class B	6,178	4,339
*	frontdoor Inc.	136,809	4,290
*	Adtalem Global Education Inc.	77,433	3,833
	Laureate Education Inc.	268,822	3,605
	ADT Inc.	466,769	3,389
*	Coursera Inc.	202,253	3,250
	Perdoceo Education Corp.	160,343	2,856
*	OneSpaWorld Holdings Ltd.	204,802	2,670
*	Chegg Inc.	289,385	2,587
*	Udemy Inc.	212,957	2,406
*,1	Mister Car Wash Inc.	270,681	2,244
*	European Wax Center Inc. Class A	133,689	1,896
	Carriage Services Inc.	62,467	1,550
*	WW International Inc.	366,568	1,144
*	2U Inc.	368,124	166
*	Beachbody Co. Inc.	10,550	88
			98,937
Hotels, Restaurants & Leisure (22.0%)
	McDonald's Corp.	851,612	248,909
*	Booking Holdings Inc.	42,831	148,573
	Starbucks Corp.	1,340,926	127,254
*	Chipotle Mexican Grill Inc.	32,440	87,224
*	Airbnb Inc. Class A	515,662	81,201
	Marriott International Inc. Class A	307,829	76,917
	Hilton Worldwide Holdings Inc.	312,216	63,792
	Yum! Brands Inc.	335,920	46,498
*	DoorDash Inc. Class A	313,583	39,063
*	Royal Caribbean Cruises Ltd.	294,901	36,376
	Las Vegas Sands Corp.	463,308	25,260
		Shares	Market Value• ($000)
	Darden Restaurants Inc.	147,497	25,179
*	Expedia Group Inc.	176,472	24,145
*	DraftKings Inc. Class A	519,758	22,516
*	Carnival Corp.	1,268,087	20,112
	Domino's Pizza Inc.	43,923	19,693
*	MGM Resorts International	357,508	15,473
	Wynn Resorts Ltd.	131,831	13,869
	Wingstop Inc.	38,864	13,643
	Texas Roadhouse Inc.	87,367	13,050
*	Caesars Entertainment Inc.	284,760	12,379
*	Light & Wonder Inc.	120,864	12,148
	Vail Resorts Inc.	50,563	11,645
*	Norwegian Cruise Line Holdings Ltd.	583,955	11,323
	Churchill Downs Inc.	90,256	11,000
	Aramark	336,785	10,215
	Hyatt Hotels Corp. Class A	62,347	9,576
	Wyndham Hotels & Resorts Inc.	114,963	8,800
*	Planet Fitness Inc. Class A	121,232	7,522
	Boyd Gaming Corp.	108,403	7,169
*	Shake Shack Inc. Class A	58,811	6,253
	Choice Hotels International Inc.	50,106	5,609
*	Hilton Grand Vacations Inc.	120,966	5,429
	Travel & Leisure Co.	119,611	5,345
	Marriott Vacations Worldwide Corp.	56,380	5,254
	Wendy's Co.	283,312	5,131
	Red Rock Resorts Inc. Class A	82,731	4,798
*	Penn Entertainment Inc.	237,050	4,338
	Papa John's International Inc.	58,120	4,178
*	Dave & Buster's Entertainment Inc.	66,700	4,118
*	Dutch Bros Inc. Class A	137,656	4,010
	Bloomin' Brands Inc.	146,516	3,982
*	Brinker International Inc.	84,030	3,894
*	SeaWorld Entertainment Inc.	75,681	3,886
*,1	Cava Group Inc.	66,462	3,882
*	Six Flags Entertainment Corp.	139,960	3,547
	Cheesecake Factory Inc.	98,027	3,468
	Jack in the Box Inc.	42,239	3,083
	Cracker Barrel Old Country Store Inc.	43,709	2,890
*	Sweetgreen Inc. Class A	223,002	2,841
*	Everi Holdings Inc.	231,909	2,750
	Krispy Kreme Inc.	211,103	2,732
	Monarch Casino & Resort Inc.	38,195	2,687
*	Playa Hotels & Resorts NV	278,763	2,562
*	Portillo's Inc. Class A	171,857	2,497
*	Life Time Group Holdings Inc.	181,683	2,496
*	Sabre Corp.	914,556	2,424

Consumer Discretionary Index Fund
		Shares	Market Value• ($000)
	Dine Brands Global Inc.	49,816	2,417
*	Accel Entertainment Inc.	210,039	2,380
	Golden Entertainment Inc.	64,163	2,378
*	First Watch Restaurant Group Inc.	91,420	2,290
*	BJ's Restaurants Inc.	64,543	2,260
*	Kura Sushi USA Inc. Class A	22,349	2,124
*	Chuy's Holdings Inc.	61,491	2,080
*	Denny's Corp.	216,014	1,994
	RCI Hospitality Holdings Inc.	35,376	1,994
*	Target Hospitality Corp.	165,019	1,597
[1]	Bowlero Corp. Class A	127,544	1,588
*	Bally's Corp.	137,075	1,541
*	Lindblad Expeditions Holdings Inc.	161,408	1,496
*	Soho House & Co. Inc.	156,956	913
*	Vacasa Inc. Class A	29,190	276
*,1	Sonder Holdings Inc.	43,788	235
			1,382,171
Household Durables (5.8%)
	DR Horton Inc.	369,733	55,253
	Lennar Corp. Class A	299,797	47,521
*	NVR Inc.	3,935	30,007
	PulteGroup Inc.	267,929	29,038
	Garmin Ltd.	189,487	26,026
*	TopBuild Corp.	40,638	16,352
	Toll Brothers Inc.	135,803	15,568
	Tempur Sealy International Inc.	228,863	12,466
*	Mohawk Industries Inc.	75,531	8,959
*	Taylor Morrison Home Corp.	151,510	8,577
	Installed Building Products Inc.	35,126	8,393
	Whirlpool Corp.	77,218	8,292
	Meritage Homes Corp.	52,057	8,207
	KB Home	116,049	7,709
*	Skyline Champion Corp.	81,701	6,846
	MDC Holdings Inc.	97,264	6,098
*	M/I Homes Inc.	44,633	5,668
*	Tri Pointe Homes Inc.	154,770	5,476
	Newell Brands Inc.	671,744	5,038
*	Helen of Troy Ltd.	39,582	4,948
*	Cavco Industries Inc.	12,692	4,729
	Leggett & Platt Inc.	228,805	4,672
	Century Communities Inc.	50,255	4,337
*	LGI Homes Inc.	36,151	4,124
*	Sonos Inc.	217,456	4,123
	Worthington Enterprises Inc.	61,433	3,816
*	Green Brick Partners Inc.	63,831	3,734
	La-Z-Boy Inc.	88,281	3,354
*	Dream Finders Homes Inc. Class A	73,730	2,885
*	Beazer Homes USA Inc.	84,833	2,658
*	Vizio Holding Corp. Class A	238,407	2,625
	Ethan Allen Interiors Inc.	73,233	2,448
*	Lovesac Co.	68,357	1,575
*,1	iRobot Corp.	129,084	1,473
*	GoPro Inc. Class A	581,536	1,361
	Cricut Inc. Class A	170,841	825
*	Traeger Inc.	292,207	649
*	Tupperware Brands Corp.	196,070	259
			366,089
		Shares	Market Value• ($000)
Leisure Products (1.1%)
*	Mattel Inc.	486,247	9,579
	Hasbro Inc.	181,822	9,144
	Brunswick Corp.	96,853	8,465
	Polaris Inc.	78,218	7,252
*	YETI Holdings Inc.	138,346	5,678
	Acushnet Holdings Corp.	59,881	3,858
*	Topgolf Callaway Brands Corp.	270,298	3,849
*	Vista Outdoor Inc.	112,961	3,524
*	Peloton Interactive Inc. Class A	700,811	3,168
*	Malibu Boats Inc. Class A	54,588	2,382
	Sturm Ruger & Co. Inc.	54,616	2,366
	Smith & Wesson Brands Inc.	161,801	2,221
	Johnson Outdoors Inc. Class A	27,307	1,255
*	Funko Inc. Class A	151,445	1,066
*	AMMO Inc.	439,509	1,046
	Clarus Corp.	141,387	814
*	Latham Group Inc.	189,934	644
*	Solo Brands Inc. Class A	136,169	368
			66,679
Specialty Retail (21.8%)
	Home Depot Inc.	1,171,536	445,898
	Lowe's Cos. Inc.	691,879	166,515
	TJX Cos. Inc.	1,345,965	133,439
*	O'Reilly Automotive Inc.	72,065	78,365
*	AutoZone Inc.	21,564	64,822
	Ross Stores Inc.	402,012	59,884
	Tractor Supply Co.	131,575	33,462
*	Ulta Beauty Inc.	59,418	32,594
	Best Buy Co. Inc.	244,859	19,804
	Williams-Sonoma Inc.	80,197	18,889
*	Burlington Stores Inc.	82,383	16,897
*	CarMax Inc.	203,643	16,088
*	Floor & Decor Holdings Inc. Class A	130,689	15,829
*	Five Below Inc.	71,764	14,402
	Dick's Sporting Goods Inc.	79,270	14,101
	Bath & Body Works Inc.	283,255	12,945
	Murphy USA Inc.	27,120	11,309
*	Carvana Co.	145,969	11,083
	Lithia Motors Inc.	36,966	11,055
*	Abercrombie & Fitch Co. Class A	76,574	9,783
	Academy Sports & Outdoors Inc.	106,941	7,991
*	Valvoline Inc.	180,322	7,689
*	Wayfair Inc. Class A	124,581	7,425
	American Eagle Outfitters Inc.	283,866	6,742
	Signet Jewelers Ltd.	65,366	6,652
*	RH	23,692	6,501
*	AutoNation Inc.	42,163	6,316
	Gap Inc.	332,569	6,299
	Advance Auto Parts Inc.	91,793	6,200
*,1	GameStop Corp. Class A	423,048	6,037
*	Asbury Automotive Group Inc.	28,263	5,902
	Group 1 Automotive Inc.	21,508	5,821
	Penske Automotive Group Inc.	33,264	5,106
	Foot Locker Inc.	145,918	5,024
*	Boot Barn Holdings Inc.	51,337	4,749
*	Urban Outfitters Inc.	104,526	4,343
*	Chewy Inc. Class A	226,899	4,002
		Shares	Market Value• ($000)
*	National Vision Holdings Inc.	161,176	3,772
*	ODP Corp.	66,262	3,742
*	Victoria's Secret & Co.	130,688	3,732
*	Beyond Inc.	107,616	3,608
	Upbound Group Inc.	99,042	3,344
*	Leslie's Inc.	389,878	3,080
	Buckle Inc.	75,197	3,079
	Caleres Inc.	79,715	3,078
*	Sally Beauty Holdings Inc.	232,256	2,933
*,1	Revolve Group Inc.	132,211	2,899
	Camping World Holdings Inc. Class A	105,901	2,826
	Hibbett Inc.	33,590	2,753
	Monro Inc.	81,465	2,735
	Winmark Corp.	7,133	2,707
*	Warby Parker Inc. Class A	186,499	2,370
	Sonic Automotive Inc. Class A	44,398	2,331
*	MarineMax Inc.	69,924	2,321
	Guess? Inc.	89,957	2,283
	Shoe Carnival Inc.	68,481	2,244
*	Arhaus Inc.	158,806	2,099
	Designer Brands Inc. Class A	193,581	2,044
	Haverty Furniture Cos. Inc.	56,298	1,931
*	America's Car-Mart Inc.	28,129	1,894
	Arko Corp.	243,238	1,588
*	Sleep Number Corp.	92,896	1,535
*	Genesco Inc.	47,886	1,529
*	1-800-Flowers.com Inc. Class A	140,842	1,468
*,1	EVgo Inc.	479,409	1,419
*	Zumiez Inc.	77,964	1,374
*	OneWater Marine Inc. Class A	50,026	1,301
*	Stitch Fix Inc. Class A	346,618	1,120
*	Petco Health & Wellness Co. Inc.	426,366	1,109
	Aaron's Co. Inc.	141,163	1,094
*,1	Children's Place Inc.	55,047	1,059
*	ThredUP Inc. Class A	336,857	674
*	BARK Inc.	506,193	607
*	Lands' End Inc.	57,976	564
	PetMed Express Inc.	100,140	507
			1,370,716
Textiles, Apparel & Luxury Goods (5.7%)
	NIKE Inc. Class B	1,439,610	149,619
*	Lululemon Athletica Inc.	136,617	63,812
*	Deckers Outdoor Corp.	31,805	28,484
	Tapestry Inc.	297,950	14,162
*	Skechers USA Inc. Class A	179,681	11,106
	PVH Corp.	81,121	11,087
	Ralph Lauren Corp.	54,534	10,139
*	Crocs Inc.	82,602	10,098
	VF Corp.	471,689	7,707
*	Capri Holdings Ltd.	165,705	7,644
	Columbia Sportswear Co.	60,274	4,984
	Steven Madden Ltd.	115,764	4,957
	Carter's Inc.	60,803	4,922
	Kontoor Brands Inc.	82,010	4,848
*	Hanesbrands Inc.	749,366	4,047
*	Under Armour Inc. Class A	437,803	3,923
	Levi Strauss & Co. Class A	192,155	3,491
	Oxford Industries Inc.	32,882	3,334
*	G-III Apparel Group Ltd.	94,121	3,131
*	Under Armour Inc. Class C	347,462	2,967

Consumer Discretionary Index Fund
		Shares	Market Value• ($000)
	Wolverine World Wide Inc.	251,127	2,554
*	Figs Inc. Class A	384,122	2,009
	Movado Group Inc.	68,670	1,972
*	Allbirds Inc. Class A	458,581	417
*	Fossil Group Inc.	227,293	241
			361,655
Total Common Stocks (Cost $5,457,340)			6,266,576
		Shares	Market Value• ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 5.400% (Cost $31,866)	318,753	31,872
Total Investments (100.3%) (Cost $5,489,206)			6,298,448
Other Assets and Liabilities—Net (-0.3%)			(21,656)
Net Assets (100.0%)			6,276,792
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,314,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $23,752,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
MercadoLibre Inc.	8/30/24	BANA	10,848	(5.326)	—	(50)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Statement of Assets and Liabilities
As of February 29, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,457,340)	6,266,576
Affiliated Issuers (Cost $31,866)	31,872
Total Investments in Securities	6,298,448
Investment in Vanguard	184
Cash	119
Cash Collateral Pledged—Over-the-Counter Swap Contracts	600
Receivables for Investment Securities Sold	78,045
Receivables for Accrued Income	5,172
Receivables for Capital Shares Issued	389
Total Assets	6,382,957
Liabilities
Payables for Investment Securities Purchased	76,125
Collateral for Securities on Loan	23,752
Payables for Capital Shares Redeemed	6,002
Payables to Vanguard	236
Unrealized Depreciation—Over-the-Counter Swap Contracts	50
Total Liabilities	106,165
Net Assets	6,276,792
1 Includes $19,314,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	5,772,837
Total Distributable Earnings (Loss)	503,955
Net Assets	6,276,792

ETF Shares—Net Assets
Applicable to 17,804,839 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,630,320
Net Asset Value Per Share—ETF Shares	$316.22

Admiral Shares—Net Assets
Applicable to 3,949,594 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	646,472
Net Asset Value Per Share—Admiral Shares	$163.68

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends	22,964
Interest[1]	203
Securities Lending—Net	845
Total Income	24,012
Expenses
The Vanguard Group—Note B
Investment Advisory Services	62
Management and Administrative— ETF Shares	2,206
Management and Administrative— Admiral Shares	272
Marketing and Distribution— ETF Shares	115
Marketing and Distribution— Admiral Shares	15
Custodian Fees	9
Shareholders’ Reports—ETF Shares	89
Shareholders’ Reports—Admiral Shares	5
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	2,783
Expenses Paid Indirectly	(1)
Net Expenses	2,782
Net Investment Income	21,230
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	189,083
Swap Contracts	1,300
Realized Net Gain (Loss)	190,383
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	351,854
Swap Contracts	(50)
Change in Unrealized Appreciation (Depreciation)	351,804
Net Increase (Decrease) in Net Assets Resulting from Operations	563,417
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $203,000, less than $1,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $210,835,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,230	47,772
Realized Net Gain (Loss)	190,383	65,855
Change in Unrealized Appreciation (Depreciation)	351,804	437,352
Net Increase (Decrease) in Net Assets Resulting from Operations	563,417	550,979
Distributions
ETF Shares	(22,958)	(42,420)
Admiral Shares	(2,744)	(4,965)
Total Distributions	(25,702)	(47,385)
Capital Share Transactions
ETF Shares	(34,306)	104,338
Admiral Shares	(21,650)	25,960
Net Increase (Decrease) from Capital Share Transactions	(55,956)	130,298
Total Increase (Decrease)	481,759	633,892
Net Assets
Beginning of Period	5,795,033	5,161,141
End of Period	6,276,792	5,795,033

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$286.85	$256.97	$320.99	$246.86	$178.51	$180.85
Investment Operations
Net Investment Income[1]	1.087	2.493	2.329	1.724	1.998	2.052
Net Realized and Unrealized Gain (Loss) on Investments	29.589	29.853	(63.227)	76.697	68.603	(2.391)
Total from Investment Operations	30.676	32.346	(60.898)	78.421	70.601	(.339)
Distributions
Dividends from Net Investment Income	(1.306)	(2.466)	(3.122)	(4.291)	(2.251)	(2.001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.306)	(2.466)	(3.122)	(4.291)	(2.251)	(2.001)
Net Asset Value, End of Period	$316.22	$286.85	$256.97	$320.99	$246.86	$178.51
Total Return	10.75%	12.75%	-19.11%	32.39%	39.98%	-0.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,630	$5,187	$4,638	$6,658	$4,026	$3,049
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%[2]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.74%	0.99%	0.78%	0.60%	1.06%	1.20%
Portfolio Turnover Rate[3]	3%	11%	9%	8%	10%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$148.47	$133.01	$166.15	$127.78	$92.40	$93.61
Investment Operations
Net Investment Income[1]	.562	1.287	1.211	.889	1.033	1.058
Net Realized and Unrealized Gain (Loss) on Investments	15.324	15.450	(32.737)	39.704	35.512	(1.232)
Total from Investment Operations	15.886	16.737	(31.526)	40.593	36.545	(.174)
Distributions
Dividends from Net Investment Income	(.676)	(1.277)	(1.614)	(2.223)	(1.165)	(1.036)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.676)	(1.277)	(1.614)	(2.223)	(1.165)	(1.036)
Net Asset Value, End of Period	$163.68	$148.47	$133.01	$166.15	$127.78	$92.40
Total Return[2]	10.76%	12.75%	-19.11%	32.39%	40.01%	-0.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$647	$608	$523	$753	$437	$321
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.74%	0.98%	0.79%	0.60%	1.06%	1.20%
Portfolio Turnover Rate[4]	3%	11%	9%	8%	10%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund
Notes to Financial Statements
Vanguard Consumer Discretionary Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 29, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three

Consumer Discretionary Index Fund
years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of

Consumer Discretionary Index Fund
trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $184,000, representing less than 0.01% of the fund’s net assets and 0.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,266,576	—	—	6,266,576
Temporary Cash Investments	31,872	—	—	31,872
Total	6,298,448	—	—	6,298,448
Derivative Financial Instruments
Liabilities
Swap Contracts	—	50	—	50
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,504,554
Gross Unrealized Appreciation	1,259,069
Gross Unrealized Depreciation	(465,175)
Net Unrealized Appreciation (Depreciation)	793,894
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $486,627,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Consumer Discretionary Index Fund
F.	During the six months ended February 29, 2024, the fund purchased $171,508,000 of investment securities and sold $183,525,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $558,584,000 and $602,828,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $6,848,000 and sales were $34,455,000, resulting in net realized loss of $5,573,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	574,184[1]	1,942[1]	947,780	3,535
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(608,490)[1]	(2,220)[1]	(843,442)	(3,500)
Net Increase (Decrease)—ETF Shares	(34,306)	(278)	104,338	35
Admiral Shares
Issued	71,267	475	154,826	1,153
Issued in Lieu of Cash Distributions	2,331	16	4,229	33
Redeemed	(95,248)	(637)	(133,095)	(1,026)
Net Increase (Decrease)—Admiral Shares	(21,650)	(146)	25,960	160
1	Includes unsettled in-kind transactions as of February 29, 2024 for 340,000 issued shares and 340,000 redeemed shares valued at $106,291,000 and $101,912,000, respectively, which settled shortly afterwards.
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.

Consumer Staples Index Fund
Fund Allocation
As of February 29, 2024
Beverages	21.5%
Consumer Staples Distribution & Retail	30.6
Food Products	17.1
Household Products	18.8
Personal Care Products	4.5
Tobacco	7.5
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Consumer Staples Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Beverages (21.4%)
	Coca-Cola Co.	9,608,260	576,688
	PepsiCo Inc.	3,177,358	525,344
*	Monster Beverage Corp.	2,304,208	136,179
	Constellation Brands Inc. Class A	491,398	122,122
	Keurig Dr Pepper Inc.	3,042,876	91,012
	Brown-Forman Corp. Class B	961,352	57,902
*	Celsius Holdings Inc.	485,348	39,614
	Molson Coors Beverage Co. Class B	624,671	38,992
	Coca-Cola Consolidated Inc.	22,617	19,016
*	Boston Beer Co. Inc. Class A	44,625	13,751
*	National Beverage Corp.	174,479	9,185
	MGP Ingredients Inc.	95,551	8,139
*	Vita Coco Co. Inc.	307,382	8,023
*	Duckhorn Portfolio Inc.	573,291	5,452
			1,651,419
Consumer Staples Distribution & Retail (30.5%)
	Costco Wholesale Corp.	1,083,326	805,875
	Walmart Inc.	10,453,639	612,688
	Target Corp.	1,305,934	199,703
	Sysco Corp.	1,505,874	121,931
	Kroger Co.	2,031,996	100,807
	Dollar General Corp.	638,241	92,743
*	Dollar Tree Inc.	603,265	88,487
	Walgreens Boots Alliance Inc.	2,244,878	47,726
*	Performance Food Group Co.	538,409	41,334
	Casey's General Stores Inc.	129,564	39,451
*	US Foods Holding Corp.	735,847	37,374
*	BJ's Wholesale Club Holdings Inc.	457,492	33,415
*	Sprouts Farmers Market Inc.	445,737	27,832
	Albertsons Cos. Inc. Class A	1,162,177	23,569
	PriceSmart Inc.	152,426	12,825
	Andersons Inc.	231,014	12,771
*	Grocery Outlet Holding Corp.	447,850	11,550
*	Chefs' Warehouse Inc.	269,357	10,238
	Weis Markets Inc.	132,508	8,605
	Ingles Markets Inc. Class A	109,435	8,428
*	United Natural Foods Inc.	437,350	6,827
	SpartanNash Co.	314,684	6,630
			2,350,809
Food Products (17.0%)
	Mondelez International Inc. Class A	3,910,028	285,706
	General Mills Inc.	1,717,566	110,233
		Shares	Market Value• ($000)
	Archer-Daniels-Midland Co.	1,615,198	85,783
	Hershey Co.	437,723	82,257
	Kraft Heinz Co.	2,131,522	75,200
	McCormick & Co. Inc.	769,671	53,000
	Tyson Foods Inc. Class A	917,130	49,745
	Lamb Weston Holdings Inc.	459,562	46,972
	Kellanova	846,841	46,703
	Bunge Global SA	484,594	45,731
	J M Smucker Co.	355,235	42,689
	Conagra Brands Inc.	1,500,212	42,126
	Hormel Foods Corp.	990,119	34,971
	Campbell Soup Co.	655,343	27,944
	Ingredion Inc.	236,017	27,763
*	Freshpet Inc.	222,477	25,147
*	Darling Ingredients Inc.	546,066	23,104
*	Post Holdings Inc.	214,799	22,373
	Flowers Foods Inc.	782,984	17,554
	Lancaster Colony Corp.	81,480	16,860
*	Simply Good Foods Co.	415,210	14,732
	Cal-Maine Foods Inc.	232,516	13,367
	J & J Snack Foods Corp.	79,455	11,527
*	Pilgrim's Pride Corp.	340,987	10,857
	Utz Brands Inc.	530,854	9,391
*	TreeHouse Foods Inc.	261,488	9,359
*	Sovos Brands Inc.	361,198	8,232
	John B Sanfilippo & Son Inc.	75,781	7,758
	B&G Foods Inc.	671,404	7,755
	Fresh Del Monte Produce Inc.	320,646	7,673
*,1	Beyond Meat Inc.	713,044	7,622
	WK Kellogg Co.	484,675	7,096
*	Hain Celestial Group Inc.	708,941	7,089
	Tootsie Roll Industries Inc.	177,367	5,768
	Calavo Growers Inc.	187,699	5,417
*	Vital Farms Inc.	298,823	5,370
*	Mission Produce Inc.	472,369	4,983
*,1	Westrock Coffee Co.	340,231	3,443
*	Benson Hill Inc.	1,367,435	338
			1,309,638
Household Products (18.8%)
	Procter & Gamble Co.	5,857,083	930,925
	Colgate-Palmolive Co.	2,295,778	198,631
	Kimberly-Clark Corp.	988,757	119,808
	Church & Dwight Co. Inc.	746,511	74,741
	Clorox Co.	321,669	49,315
	WD-40 Co.	67,531	18,124
	Spectrum Brands Holdings Inc.	192,987	15,520
*	Central Garden & Pet Co. Class A	372,956	14,057
	Reynolds Consumer Products Inc.	376,750	11,114
	Energizer Holdings Inc.	354,642	10,125
*	Central Garden & Pet Co.	104,246	4,573
			1,446,933
		Shares	Market Value• ($000)
Personal Care Products (4.5%)
	Estee Lauder Cos. Inc. Class A	680,349	101,086
	Kenvue Inc.	4,998,172	94,965
*	e.l.f. Beauty Inc.	205,528	42,859
*	BellRing Brands Inc.	535,632	30,504
*	Coty Inc. Class A	1,582,373	19,875
	Inter Parfums Inc.	96,191	14,113
	Edgewell Personal Care Co.	267,791	10,227
*	Herbalife Ltd.	827,736	7,309
*	USANA Health Sciences Inc.	122,773	5,925
	Nu Skin Enterprises Inc. Class A	462,608	5,783
	Medifast Inc.	119,183	4,778
*	Beauty Health Co.	942,744	3,139
*	Olaplex Holdings Inc.	1,445,608	2,689
			343,252
Tobacco (7.5%)
	Philip Morris International Inc.	3,790,724	341,014
	Altria Group Inc.	5,151,855	210,762
	Vector Group Ltd.	880,391	9,825
	Universal Corp.	176,483	8,473
	Turning Point Brands Inc.	194,592	4,923
			574,997
Total Common Stocks (Cost $7,040,425)			7,677,048
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 5.400% (Cost $23,270)	232,753	23,273
Total Investments (100.0%) (Cost $7,063,695)			7,700,321
Other Assets and Liabilities—Net (0.0%)			(1,407)
Net Assets (100.0%)			7,698,914
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,498,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,800,000 was received for securities on loan, of which $7,798,000 is held in Vanguard Market Liquidity Fund and $2,000 is held in cash.

Consumer Staples Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	8/30/24	BANA	9,199	(5.326)	35	—
Kraft Heinz Co.	8/30/24	BANA	13,054	(5.326)	—	(59)
					35	(59)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Statement of Assets and Liabilities
As of February 29, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,040,425)	7,677,048
Affiliated Issuers (Cost $23,270)	23,273
Total Investments in Securities	7,700,321
Investment in Vanguard	245
Cash	1,880
Cash Collateral Pledged—Over-the-Counter Swap Contracts	140
Receivables for Investment Securities Sold	72,878
Receivables for Accrued Income	10,572
Receivables for Capital Shares Issued	1,322
Unrealized Appreciation—Over-the-Counter Swap Contracts	35
Total Assets	7,787,393
Liabilities
Payables for Investment Securities Purchased	76,572
Collateral for Securities on Loan	7,800
Payables for Capital Shares Redeemed	3,757
Payables to Vanguard	291
Unrealized Depreciation—Over-the-Counter Swap Contracts	59
Total Liabilities	88,479
Net Assets	7,698,914
1 Includes $7,498,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	7,126,137
Total Distributable Earnings (Loss)	572,777
Net Assets	7,698,914

ETF Shares—Net Assets
Applicable to 32,358,852 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,419,496
Net Asset Value Per Share—ETF Shares	$198.38

Admiral Shares—Net Assets
Applicable to 13,079,625 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,279,418
Net Asset Value Per Share—Admiral Shares	$97.82

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends[1]	111,683
Interest[2]	289
Securities Lending—Net	1,369
Total Income	113,341
Expenses
The Vanguard Group—Note B
Investment Advisory Services	85
Management and Administrative— ETF Shares	2,788
Management and Administrative— Admiral Shares	532
Marketing and Distribution— ETF Shares	154
Marketing and Distribution— Admiral Shares	32
Custodian Fees	28
Shareholders’ Reports—ETF Shares	149
Shareholders’ Reports—Admiral Shares	11
Trustees’ Fees and Expenses	3
Other Expenses	8
Total Expenses	3,790
Expenses Paid Indirectly	(1)
Net Expenses	3,789
Net Investment Income	109,552
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	240,954
Swap Contracts	370
Realized Net Gain (Loss)	241,324
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(36,404)
Swap Contracts	(24)
Change in Unrealized Appreciation (Depreciation)	(36,428)
Net Increase (Decrease) in Net Assets Resulting from Operations	314,448
1	Dividends are net of foreign withholding taxes of $48,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $289,000, less than $1,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $277,717,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	109,552	204,902
Realized Net Gain (Loss)	241,324	226,883
Change in Unrealized Appreciation (Depreciation)	(36,428)	(95,470)
Net Increase (Decrease) in Net Assets Resulting from Operations	314,448	336,315
Distributions
ETF Shares	(97,327)	(169,896)
Admiral Shares	(17,717)	(30,958)
Total Distributions	(115,044)	(200,854)
Capital Share Transactions
ETF Shares	(682,187)	81,812
Admiral Shares	17,583	(25,525)
Net Increase (Decrease) from Capital Share Transactions	(664,604)	56,287
Total Increase (Decrease)	(465,200)	191,748
Net Assets
Beginning of Period	8,164,114	7,972,366
End of Period	7,698,914	8,164,114

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$192.42	$188.63	$187.61	$167.31	$154.72	$140.13
Investment Operations
Net Investment Income[1]	2.697	4.909	4.356	4.385	3.992	3.896
Net Realized and Unrealized Gain (Loss) on Investments	6.083	3.705	.907	20.341	12.658	14.346
Total from Investment Operations	8.780	8.614	5.263	24.726	16.650	18.242
Distributions
Dividends from Net Investment Income	(2.820)	(4.824)	(4.243)	(4.427)	(4.060)	(3.652)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.820)	(4.824)	(4.243)	(4.427)	(4.060)	(3.652)
Net Asset Value, End of Period	$198.38	$192.42	$188.63	$187.61	$167.31	$154.72
Total Return	4.65%	4.65%	2.83%	15.01%	11.01%	13.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,420	$6,940	$6,747	$5,908	$5,712	$5,296
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%[2]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.66%	2.57%	2.27%	2.50%	2.58%	2.71%
Portfolio Turnover Rate[3]	4%	9%	5%	8%	3%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$94.88	$93.01	$92.51	$82.50	$76.29	$69.09
Investment Operations
Net Investment Income[1]	1.330	2.416	2.147	2.160	1.973	1.923
Net Realized and Unrealized Gain (Loss) on Investments	3.001	1.831	.448	10.032	6.239	7.076
Total from Investment Operations	4.331	4.247	2.595	12.192	8.212	8.999
Distributions
Dividends from Net Investment Income	(1.391)	(2.377)	(2.095)	(2.183)	(2.002)	(1.799)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.391)	(2.377)	(2.095)	(2.183)	(2.002)	(1.799)
Net Asset Value, End of Period	$97.82	$94.88	$93.01	$92.51	$82.50	$76.29
Total Return[2]	4.66%	4.65%	2.85%	15.04%	11.03%	13.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,279	$1,224	$1,225	$846	$791	$710
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.66%	2.56%	2.27%	2.50%	2.59%	2.71%
Portfolio Turnover Rate[4]	4%	9%	5%	8%	3%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund
Notes to Financial Statements
Vanguard Consumer Staples Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 29, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Consumer Staples Index Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Consumer Staples Index Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $245,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,677,048	—	—	7,677,048
Temporary Cash Investments	23,273	—	—	23,273
Total	7,700,321	—	—	7,700,321
Derivative Financial Instruments
Assets
Swap Contracts	—	35	—	35
Liabilities
Swap Contracts	—	59	—	59
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,072,928
Gross Unrealized Appreciation	1,243,412
Gross Unrealized Depreciation	(616,019)
Net Unrealized Appreciation (Depreciation)	627,393
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $325,238,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Consumer Staples Index Fund
F.	During the six months ended February 29, 2024, the fund purchased $304,754,000 of investment securities and sold $289,959,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $329,888,000 and $1,013,785,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $110,000 and sales were $17,176,000, resulting in net realized loss of $1,038,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	337,877[1]	1,766[1]	1,190,077	6,226
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,020,064)[1]	(5,475)[1]	(1,108,265)	(5,925)
Net Increase (Decrease)—ETF Shares	(682,187)	(3,709)	81,812	301
Admiral Shares
Issued	195,770	2,107	326,126	3,468
Issued in Lieu of Cash Distributions	15,653	170	27,369	295
Redeemed	(193,840)	(2,096)	(379,020)	(4,040)
Net Increase (Decrease)—Admiral Shares	17,583	181	(25,525)	(277)
1	Includes unsettled in-kind transactions as of February 29, 2024 for 270,000 issued shares and 135,000 redeemed shares valued at $53,503,000 and $24,676,000, respectively, which settled shortly afterwards.
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.

Energy Index Fund
Fund Allocation
As of February 29, 2024
Coal & Consumable Fuels	0.4%
Integrated Oil & Gas	38.5
Oil & Gas Drilling	1.2
Oil & Gas Equipment & Services	9.8
Oil & Gas Exploration & Production	28.4
Oil & Gas Refining & Marketing	10.6
Oil & Gas Storage & Transportation	11.1
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Energy Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Coal & Consumable Fuels (0.5%)
	Peabody Energy Corp.	611,721	15,152
	CONSOL Energy Inc.	160,717	13,793
*	Uranium Energy Corp.	1,935,203	12,540
*	Centrus Energy Corp. Class A	69,095	2,818
*,1	Enviva Inc.	193,776	78
			44,381
Integrated Oil & Gas (38.3%)
	Exxon Mobil Corp.	20,432,056	2,135,558
	Chevron Corp.	9,267,337	1,408,728
	Occidental Petroleum Corp.	3,411,616	206,778
			3,751,064
Oil & Gas Drilling (1.2%)
	Noble Corp. plc	584,917	24,455
	Patterson-UTI Energy Inc.	1,947,088	22,528
*	Valaris Ltd.	340,054	21,440
	Helmerich & Payne Inc.	515,396	19,786
*	Transocean Ltd. (XNYS)	3,774,853	17,704
*	Diamond Offshore Drilling Inc.	530,430	5,883
*	Nabors Industries Ltd. (XNYS)	48,535	3,804
			115,600
Oil & Gas Equipment & Services (9.7%)
	Schlumberger NV	7,404,500	357,860
	Halliburton Co.	4,639,362	162,702
	Baker Hughes Co.	5,215,727	154,333
	TechnipFMC plc	2,257,110	48,957
*	Weatherford International plc	355,127	36,440
	NOV Inc.	2,041,942	34,509
	ChampionX Corp.	1,009,710	31,362
*	Tidewater Inc.	257,289	18,018
	Liberty Energy Inc.	830,226	17,750
	Cactus Inc. Class A	334,919	15,373
	Archrock Inc.	769,082	14,051
*	Oceaneering International Inc.	522,129	10,317
*	Expro Group Holdings NV	487,689	8,725
*	Helix Energy Solutions Group Inc.	742,189	6,680
*	US Silica Holdings Inc.	399,205	4,591
	Select Water Solutions Inc.	484,949	4,141
*	Dril-Quip Inc.	167,966	3,796
	RPC Inc.	503,876	3,724
	Core Laboratories Inc.	241,781	3,619
*	ProPetro Holding Corp.	428,648	3,172
*	Newpark Resources Inc.	418,971	2,694
*	Bristow Group Inc.	95,477	2,573
	Kodiak Gas Services Inc.	100,442	2,561
*	TETRA Technologies Inc.	642,359	2,505
*	DMC Global Inc.	102,258	1,706
			952,159
		Shares	Market Value• ($000)
Oil & Gas Exploration & Production (28.2%)
	ConocoPhillips	6,154,718	692,652
	EOG Resources Inc.	3,022,765	345,986
	Pioneer Natural Resources Co.	1,210,983	284,811
	Hess Corp.	1,432,933	208,850
	Diamondback Energy Inc.	881,386	160,871
	Devon Energy Corp.	3,321,160	146,330
	Coterra Energy Inc.	3,899,224	100,522
	Marathon Oil Corp.	3,033,342	73,559
	Ovintiv Inc. (XNYS)	1,343,860	66,400
	EQT Corp.	1,725,536	64,104
	Texas Pacific Land Corp.	31,823	50,135
[1]	Chesapeake Energy Corp.	576,263	47,703
	APA Corp.	1,570,871	46,796
	Range Resources Corp.	1,250,814	39,551
*	Antero Resources Corp.	1,480,003	38,036
*	Southwestern Energy Co.	5,423,912	37,805
	Matador Resources Co.	586,665	37,048
	Permian resources Corp.	2,240,985	34,870
	Chord Energy Corp.	213,964	34,758
	Murphy Oil Corp.	760,697	30,177
	SM Energy Co.	602,878	26,388
	Civitas Resources Inc.	340,185	23,364
	Magnolia Oil & Gas Corp. Class A	912,180	20,688
*	CNX Resources Corp.	823,360	17,249
	Northern Oil & Gas Inc.	468,931	16,755
*	Kosmos Energy Ltd.	2,385,285	14,646
	California Resources Corp.	266,677	13,912
	Viper Energy Inc.	361,394	13,061
	Sitio Royalties Corp. Class A	423,931	9,674
*	Talos Energy Inc.	718,949	9,483
*	Gulfport Energy Corp.	66,175	9,396
*	Callon Petroleum Co.	275,674	8,590
*	Vital Energy Inc.	119,421	6,010
[1]	Kimbell Royalty Partners LP	343,887	5,396
	Crescent Energy Co. Class A	413,533	4,623
	Comstock Resources Inc.	505,342	4,321
*,1	Tellurian Inc.	3,484,057	2,766
	Vitesse Energy Inc.	119,557	2,717
*	SilverBow Resources Inc.	92,339	2,621
	Berry Corp.	351,332	2,477
	SandRidge Energy Inc.	173,419	2,261
[1]	HighPeak Energy Inc.	133,311	2,209
	W&T Offshore Inc.	528,076	1,595
	Riley Exploration Permian Inc.	31,777	751
			2,761,917
		Shares	Market Value• ($000)
Oil & Gas Refining & Marketing (10.5%)
	Marathon Petroleum Corp.	1,967,796	333,010
	Phillips 66	2,280,391	324,979
	Valero Energy Corp.	1,764,515	249,608
	HF Sinclair Corp.	827,450	45,923
	PBF Energy Inc. Class A	570,067	26,622
*	Par Pacific Holdings Inc.	297,899	10,760
	Delek US Holdings Inc.	331,283	8,451
	World Kinect Corp.	312,123	7,603
*	Green Plains Inc.	316,372	6,739
	CVR Energy Inc.	182,706	6,062
*	REX American Resources Corp.	81,389	3,580
*	Clean Energy Fuels Corp.	927,352	2,736
*,1	Gevo Inc.	1,248,085	1,113
*	Vertex Energy Inc.	454,651	614
			1,027,800
Oil & Gas Storage & Transportation (11.1%)
	Williams Cos. Inc.	6,305,670	226,626
	ONEOK Inc.	2,869,647	215,568
	Cheniere Energy Inc.	1,234,951	191,664
	Kinder Morgan Inc.	10,369,548	180,326
	Targa Resources Corp.	1,097,980	107,866
	DTE Midstream LLC	502,664	28,969
	Antero Midstream Corp.	1,864,970	24,991
	Equitrans Midstream Corp.	2,245,727	24,007
*	Plains GP Holdings LP Class A	1,018,223	17,513
*	EnLink Midstream LLC	1,184,060	14,599
	Hess Midstream LP Class A	406,202	13,847
[1]	New Fortress Energy Inc.	318,843	11,207
	International Seaways Inc.	190,187	10,067
	Dorian LPG Ltd.	178,947	6,469
	Kinetik Holdings Inc.	132,938	4,695
*	NextDecade Corp.	465,688	2,138
	Excelerate Energy Inc. Class A	94,672	1,486
			1,082,038
Total Common Stocks (Cost $8,651,822)			9,734,959

Energy Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 5.400% (Cost $14,111)	141,144	14,113
Total Investments (99.7%) (Cost $8,665,933)			9,749,072
Other Assets and Liabilities—Net (0.3%)			33,995
Net Assets (100.0%)			9,783,067
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,653,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $14,090,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
EQT Corp.	8/30/24	BANA	11,145	(5.326)	2	—
Exxon Mobil Corp.	1/31/25	CITNA	29,788	(5.311)	—	(13)
ONEOK Inc.	1/31/25	CITNA	11,268	(5.326)	104	—
					106	(13)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At February 29, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,793,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Statement of Assets and Liabilities
As of February 29, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,651,822)	9,734,959
Affiliated Issuers (Cost $14,111)	14,113
Total Investments in Securities	9,749,072
Investment in Vanguard	303
Receivables for Investment Securities Sold	31,599
Receivables for Accrued Income	50,165
Receivables for Capital Shares Issued	551
Unrealized Appreciation—Over-the-Counter Swap Contracts	106
Total Assets	9,831,796
Liabilities
Due to Custodian	2,292
Payables for Investment Securities Purchased	29,889
Collateral for Securities on Loan	14,090
Payables for Capital Shares Redeemed	2,072
Payables to Vanguard	373
Unrealized Depreciation—Over-the-Counter Swap Contracts	13
Total Liabilities	48,729
Net Assets	9,783,067
1 Includes $13,653,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	9,856,169
Total Distributable Earnings (Loss)	(73,102)
Net Assets	9,783,067

ETF Shares—Net Assets
Applicable to 67,451,201 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,102,294
Net Asset Value Per Share—ETF Shares	$120.12

Admiral Shares—Net Assets
Applicable to 28,009,419 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,680,773
Net Asset Value Per Share—Admiral Shares	$60.01

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends	163,850
Interest[1]	721
Securities Lending—Net	45
Total Income	164,616
Expenses
The Vanguard Group—Note B
Investment Advisory Services	110
Management and Administrative— ETF Shares	3,550
Management and Administrative— Admiral Shares	801
Marketing and Distribution— ETF Shares	214
Marketing and Distribution— Admiral Shares	48
Custodian Fees	43
Shareholders’ Reports—ETF Shares	154
Shareholders’ Reports—Admiral Shares	11
Trustees’ Fees and Expenses	4
Other Expenses	8
Total Expenses	4,943
Expenses Paid Indirectly	(6)
Net Expenses	4,937
Net Investment Income	159,679
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	279,982
Swap Contracts	(3,760)
Realized Net Gain (Loss)	276,222
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(666,687)
Swap Contracts	381
Change in Unrealized Appreciation (Depreciation)	(666,306)
Net Increase (Decrease) in Net Assets Resulting from Operations	(230,405)
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $721,000, ($4,000), less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $330,722,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	159,679	356,851
Realized Net Gain (Loss)	276,222	714,427
Change in Unrealized Appreciation (Depreciation)	(666,306)	237,598
Net Increase (Decrease) in Net Assets Resulting from Operations	(230,405)	1,308,876
Distributions
ETF Shares	(130,526)	(311,564)
Admiral Shares	(28,694)	(77,509)
Total Distributions	(159,220)	(389,073)
Capital Share Transactions
ETF Shares	(21,541)	(162,937)
Admiral Shares	(146,059)	(222,832)
Net Increase (Decrease) from Capital Share Transactions	(167,600)	(385,769)
Total Increase (Decrease)	(557,225)	534,034
Net Assets
Beginning of Period	10,340,292	9,806,258
End of Period	9,783,067	10,340,292

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$124.62	$113.45	$67.99	$47.90	$75.75	$103.13
Investment Operations
Net Investment Income[1]	1.935	4.205	3.625	2.802	2.957	2.769
Net Realized and Unrealized Gain (Loss) on Investments	(4.509)	11.554	45.526	19.789	(28.064)	(27.449)
Total from Investment Operations	(2.574)	15.759	49.151	22.591	(25.107)	(24.680)
Distributions
Dividends from Net Investment Income	(1.926)	(4.589)	(3.691)	(2.501)	(2.743)	(2.700)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.926)	(4.589)	(3.691)	(2.501)	(2.743)	(2.700)
Net Asset Value, End of Period	$120.12	$124.62	$113.45	$67.99	$47.90	$75.75
Total Return	-2.10%	14.51%	74.07%	48.07%	-33.87%	-24.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,102	$8,440	$7,862	$4,806	$2,720	$3,029
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%[2]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.09%	3.58%	3.80%	4.54%	4.91%	3.15%
Portfolio Turnover Rate[3]	3%	9%	6%	5%	8%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$62.25	$56.67	$33.97	$23.93	$37.84	$51.52
Investment Operations
Net Investment Income[1]	.962	2.095	1.829	1.435	1.461	1.388
Net Realized and Unrealized Gain (Loss) on Investments	(2.240)	5.777	22.715	9.855	(14.001)	(13.720)
Total from Investment Operations	(1.278)	7.872	24.544	11.290	(12.540)	(12.332)
Distributions
Dividends from Net Investment Income	(.962)	(2.292)	(1.844)	(1.250)	(1.370)	(1.348)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.962)	(2.292)	(1.844)	(1.250)	(1.370)	(1.348)
Net Asset Value, End of Period	$60.01	$62.25	$56.67	$33.97	$23.93	$37.84
Total Return[2]	-2.08%	14.58%	73.97%	48.18%	-33.82%	-24.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,681	$1,900	$1,944	$1,100	$407	$468
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.07%	3.57%	3.83%	4.52%	4.84%	3.15%
Portfolio Turnover Rate[4]	3%	9%	6%	5%	8%	7%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund
Notes to Financial Statements
Vanguard Energy Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 29, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Energy Index Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Energy Index Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $303,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $6,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,734,959	—	—	9,734,959
Temporary Cash Investments	14,113	—	—	14,113
Total	9,749,072	—	—	9,749,072
Derivative Financial Instruments
Assets
Swap Contracts	—	106	—	106
Liabilities
Swap Contracts	—	13	—	13
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,707,596
Gross Unrealized Appreciation	1,467,966
Gross Unrealized Depreciation	(426,490)
Net Unrealized Appreciation (Depreciation)	1,041,476
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $1,447,157,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

Energy Index Fund
F.	During the six months ended February 29, 2024, the fund purchased $298,604,000 of investment securities and sold $416,115,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $826,084,000 and $883,631,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $0 and sales were $3,234,000, resulting in net realized loss of $199,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	862,166[1]	7,099[1]	1,972,280	16,850
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(883,707)[1]	(7,375)[1]	(2,135,217)	(18,425)
Net Increase (Decrease)—ETF Shares	(21,541)	(276)	(162,937)	(1,575)
Admiral Shares
Issued	197,248	3,269	706,787	12,005
Issued in Lieu of Cash Distributions	25,154	410	68,739	1,272
Redeemed	(368,461)	(6,195)	(998,358)	(17,057)
Net Increase (Decrease)—Admiral Shares	(146,059)	(2,516)	(222,832)	(3,780)
1	Includes unsettled in-kind transactions as of February 29, 2024 for 225,000 issued shares and 500,000 redeemed shares valued at $26,961,000 and $58,841,000, respectively, which settled shortly afterwards.
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.

Financials Index Fund
Fund Allocation
As of February 29, 2024
Banks	26.5%
Capital Markets	23.1
Consumer Finance	4.3
Financial Services	28.1
Insurance	17.2
Mortgage Real Estate Investment Trusts (REITs)	0.8
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Financials Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (98.9%)
Banks (26.2%)
JPMorgan Chase & Co.	4,406,331	819,842
Bank of America Corp.	10,859,614	374,874
Wells Fargo & Co.	5,536,537	307,776
Citigroup Inc.	2,901,619	161,011
US Bancorp	2,374,894	99,651
PNC Financial Services Group Inc.	607,071	89,361
Truist Financial Corp.	2,032,630	71,101
Fifth Third Bancorp	1,036,925	35,608
M&T Bank Corp.	252,600	35,298
Huntington Bancshares Inc.	2,208,734	28,802
Regions Financial Corp.	1,418,196	26,421
First Citizens BancShares Inc. Class A	15,429	24,282
Citizens Financial Group Inc.	711,383	22,330
KeyCorp	1,427,476	20,370
East West Bancorp Inc.	214,305	15,614
Webster Financial Corp.	262,273	12,495
First Horizon Corp.	850,463	11,992
Cullen/Frost Bankers Inc.	92,517	10,039
Comerica Inc.	200,221	9,887
Commerce Bancshares Inc.	188,724	9,821
SouthState Corp.	115,618	9,717
Pinnacle Financial Partners Inc.	116,832	9,664
Popular Inc.	109,804	9,188
Western Alliance Bancorp	159,064	9,183
Wintrust Financial Corp.	93,381	8,997
Prosperity Bancshares Inc.	143,554	8,959
Zions Bancorp NA	226,224	8,920
Synovus Financial Corp.	223,151	8,466
Cadence Bank	277,908	7,692
Old National Bancorp	444,359	7,301
Bank OZK	165,652	7,256
FNB Corp.	543,193	7,246
United Bankshares Inc.	205,374	7,124
Home BancShares Inc.	290,849	6,823
First Financial Bankshares Inc.	207,149	6,409
Glacier Bancorp Inc.	169,498	6,343
Columbia Banking System Inc.	318,507	5,765
Hancock Whitney Corp.	131,966	5,754
UMB Financial Corp.	70,363	5,742
Valley National Bancorp	660,976	5,413
New York Community Bancorp Inc.	1,092,835	5,235
ServisFirst Bancshares Inc.	78,897	4,985
Associated Banc-Corp.	230,467	4,803
Ameris Bancorp	100,907	4,675
United Community Banks Inc.	179,756	4,675
		Shares	Market Value• ($000)
	First BanCorp (XNYS)	262,652	4,460
	International Bancshares Corp.	85,342	4,428
*	Axos Financial Inc.	83,635	4,359
*	Texas Capital Bancshares Inc.	73,917	4,335
	Cathay General Bancorp	104,947	4,098
	First Hawaiian Inc.	195,201	4,091
	WSFS Financial Corp.	91,550	3,881
	Atlantic Union Bankshares Corp.	114,486	3,808
	Fulton Financial Corp.	247,122	3,806
	BOK Financial Corp.	44,710	3,801
	First Interstate BancSystem Inc. Class A	144,395	3,800
*	Bancorp Inc.	82,079	3,664
	Bank of Hawaii Corp.	60,732	3,661
	Community Bank System Inc.	80,469	3,645
	Simmons First National Corp. Class A	189,388	3,636
	CVB Financial Corp.	212,724	3,621
	Independent Bank Corp. (XNGS)	66,017	3,444
	Pacific Premier Bancorp Inc.	146,197	3,342
	Park National Corp.	24,869	3,196
	Banc of California Inc.	216,553	3,168
	First Financial Bancorp	145,266	3,152
	Eastern Bankshares Inc.	241,936	3,126
	Seacoast Banking Corp. of Florida	129,159	3,118
	BankUnited Inc.	113,638	3,048
	First Merchants Corp.	90,832	3,016
	Towne Bank	106,866	2,897
	WaFd Inc.	105,512	2,874
	BancFirst Corp.	32,646	2,864
	Renasant Corp.	85,518	2,703
	OFG Bancorp	72,923	2,641
	WesBanco Inc.	90,497	2,623
*	Triumph Financial Inc.	33,758	2,532
	Lakeland Financial Corp.	39,256	2,501
*	Customers Bancorp Inc.	45,853	2,490
	Independent Bank Group Inc.	56,671	2,478
	NBT Bancorp Inc.	71,656	2,464
	Trustmark Corp.	88,549	2,378
	Hilltop Holdings Inc.	74,115	2,289
	Banner Corp.	52,179	2,288
	Enterprise Financial Services Corp.	56,929	2,273
	City Holding Co.	22,503	2,261
	First Bancorp (XNGS)	62,341	2,127
	Northwest Bancshares Inc.	183,089	2,098
	Heartland Financial USA Inc.	61,604	2,095
	First Commonwealth Financial Corp.	157,360	2,050
	Pathward Financial Inc.	40,175	2,042
		Shares	Market Value• ($000)
	FB Financial Corp.	57,055	2,033
	Hope Bancorp Inc.	182,960	2,007
	Live Oak Bancshares Inc.	50,466	2,004
	National Bank Holdings Corp. Class A	57,259	1,938
	Stock Yards Bancorp Inc.	42,144	1,931
	Westamerica BanCorp	41,016	1,875
	S&T Bancorp Inc.	59,694	1,862
	First Busey Corp.	80,146	1,848
	Provident Financial Services Inc.	109,268	1,648
	Stellar Bancorp Inc.	68,711	1,628
	Veritex Holdings Inc.	82,735	1,624
	TriCo Bancshares	48,281	1,613
	Nicolet Bankshares Inc.	20,078	1,585
	Sandy Spring Bancorp Inc.	68,189	1,499
	QCR Holdings Inc.	25,681	1,464
	Berkshire Hills Bancorp Inc.	67,812	1,457
	Preferred Bank	19,717	1,417
	German American Bancorp Inc.	45,016	1,416
	Peoples Bancorp Inc.	50,372	1,414
	1st Source Corp.	28,266	1,407
	OceanFirst Financial Corp.	90,477	1,375
	Origin Bancorp Inc.	44,633	1,332
	Brookline Bancorp Inc.	135,932	1,328
	Southside Bancshares Inc.	42,281	1,212
	Bank First Corp.	13,343	1,154
	Capitol Federal Financial Inc.	197,283	1,142
	ConnectOne Bancorp Inc.	56,766	1,123
	Lakeland Bancorp Inc.	94,144	1,100
	Premier Financial Corp.	54,478	1,056
	First Bancshares Inc.	42,206	1,048
	Eagle Bancorp Inc.	43,879	1,045
	Dime Community Bancshares Inc.	53,355	1,000
	Heritage Financial Corp.	53,689	985
	First Mid Bancshares Inc.	32,313	979
	Byline Bancorp Inc.	45,785	954
	Amerant Bancorp Inc.	44,834	950
	Community Trust Bancorp Inc.	23,306	927
	Tompkins Financial Corp.	18,912	911
	Old Second Bancorp Inc.	67,212	903
	Univest Financial Corp.	44,770	896
*	CrossFirst Bankshares Inc.	66,566	857
	Mercantile Bank Corp.	23,198	855
	First Community Bankshares Inc.	25,600	848
*	Columbia Financial Inc.	49,436	827
	Horizon Bancorp Inc.	66,267	798
	TrustCo Bank Corp. NY	29,071	793
	Midland States Bancorp Inc.	32,261	786

Financials Index Fund
		Shares	Market Value• ($000)
	Great Southern Bancorp Inc.	14,843	774
	Heritage Commerce Corp.	93,103	772
	Central Pacific Financial Corp.	41,265	770
	Cambridge Bancorp	12,102	766
	Camden National Corp.	22,332	710
	Hanmi Financial Corp.	46,524	703
	Metrocity Bankshares Inc.	28,328	688
	HarborOne Bancorp Inc.	66,340	675
	Washington Trust Bancorp Inc.	25,992	669
	Northfield Bancorp Inc.	64,235	649
	Southern Missouri Bancorp Inc.	15,119	648
	First Financial Corp.	17,183	640
	Arrow Financial Corp.	26,144	627
*	Coastal Financial Corp.	16,249	624
	First Foundation Inc.	77,368	614
	Amalgamated Financial Corp.	25,760	595
	Peapack-Gladstone Financial Corp.	24,499	594
	Kearny Financial Corp.	93,180	593
*	Metropolitan Bank Holding Corp.	14,867	583
	Capstar Financial Holdings Inc.	27,993	525
	Flushing Financial Corp.	38,921	500
*	Carter Bankshares Inc.	36,488	482
	SmartFinancial Inc.	22,027	474
	HomeStreet Inc.	29,441	411
	Hingham Institution for Savings	2,238	376
	Bank of Marin Bancorp	22,162	368
			2,582,266
Capital Markets (22.8%)
	S&P Global Inc.	493,992	211,616
	Goldman Sachs Group Inc.	497,375	193,504
	BlackRock Inc.	226,699	183,930
	Morgan Stanley	1,875,879	161,401
	Charles Schwab Corp.	2,294,952	153,257
	Blackstone Inc.	1,082,847	138,410
	CME Group Inc.	548,541	120,871
	Intercontinental Exchange Inc.	872,150	120,723
	Moody's Corp.	250,955	95,217
	KKR & Co. Inc.	876,639	86,139
	MSCI Inc.	120,518	67,607
	Bank of New York Mellon Corp.	1,156,845	64,887
	Ameriprise Financial Inc.	154,179	62,806
*	Coinbase Global Inc. Class A	264,421	53,826
	T Rowe Price Group Inc.	340,234	38,566
	Raymond James Financial Inc.	303,895	36,565
	State Street Corp.	470,205	34,668
	Ares Management Corp. Class A	254,659	33,775
	Cboe Global Markets Inc.	160,822	30,878
	LPL Financial Holdings Inc.	115,164	30,851
	Nasdaq Inc.	527,502	29,646
	FactSet Research Systems Inc.	58,074	26,864
	Northern Trust Corp.	317,000	26,035
		Shares	Market Value• ($000)
	Tradeweb Markets Inc. Class A	165,950	17,561
	Interactive Brokers Group Inc. Class A	154,687	16,818
	Carlyle Group Inc.	328,804	15,076
	Franklin Resources Inc.	454,599	12,479
	MarketAxess Holdings Inc.	57,792	12,333
	Stifel Financial Corp.	155,945	11,830
	Morningstar Inc.	38,859	11,603
	SEI Investments Co.	170,975	11,498
	Blue Owl Capital Inc.	625,822	11,240
	Jefferies Financial Group Inc.	256,742	10,737
	Evercore Inc. Class A	54,660	10,226
	Houlihan Lokey Inc.	78,992	10,163
*	Robinhood Markets Inc. Class A	618,724	10,091
	Affiliated Managers Group Inc.	51,481	8,047
	Invesco Ltd.	514,286	7,925
	Janus Henderson Group plc	202,250	6,302
	Hamilton Lane Inc. Class A	52,890	6,074
	Moelis & Co. Class A	101,463	5,483
	TPG Inc.	120,067	5,325
	Piper Sandler Cos.	27,053	5,093
	Artisan Partners Asset Management Inc. Class A	103,401	4,453
	Federated Hermes Inc.	123,699	4,358
	BGC Group Inc. Class A	559,995	3,892
	PJT Partners Inc. Class A	34,837	3,672
	Cohen & Steers Inc.	41,246	3,034
*	StoneX Group Inc.	42,445	2,940
	StepStone Group Inc. Class A	78,060	2,711
	Virtus Investment Partners Inc.	11,108	2,581
*	Donnelley Financial Solutions Inc.	39,844	2,572
	Virtu Financial Inc. Class A	131,092	2,366
*,1	Freedom Holding Corp.	27,223	2,083
	Victory Capital Holdings Inc. Class A	50,214	1,930
	WisdomTree Inc.	170,880	1,377
	Brightsphere Investment Group Inc.	49,403	1,119
*	Open Lending Corp. Class A	119,403	867
	Perella Weinberg Partners	61,570	841
	Diamond Hill Investment Group Inc.	4,682	677
	P10 Inc. Class A	59,759	554
[1]	B Riley Financial Inc.	26,482	485
	Bridge Investment Group Holdings Inc. Class A	44,401	333
	Associated Capital Group Inc. Class A	4,649	156
			2,250,947
Consumer Finance (4.3%)
	American Express Co.	889,163	195,100
	Capital One Financial Corp.	580,355	79,863
	Discover Financial Services	381,151	46,005
	Synchrony Financial	631,060	26,063
	Ally Financial Inc.	413,996	15,314
		Shares	Market Value• ($000)
*	SoFi Technologies Inc.	1,388,909	12,472
	OneMain Holdings Inc.	173,251	8,183
	FirstCash Holdings Inc.	58,701	6,721
	SLM Corp.	309,597	6,449
*	Credit Acceptance Corp.	10,509	5,818
*	Enova International Inc.	45,751	2,894
	Bread Financial Holdings Inc.	73,902	2,829
*,1	Upstart Holdings Inc.	109,150	2,811
	Navient Corp.	133,405	2,169
*	PROG Holdings Inc.	69,529	2,146
	Nelnet Inc. Class A	24,227	2,080
*	Encore Capital Group Inc.	35,586	1,708
*	PRA Group Inc.	55,562	1,420
*	LendingClub Corp.	162,400	1,317
*	NerdWallet Inc. Class A	59,052	996
*	LendingTree Inc.	17,487	692
*	World Acceptance Corp.	5,252	629
*	Green Dot Corp. Class A	71,379	586
			424,265
Financial Services (27.8%)
*	Berkshire Hathaway Inc. Class B	1,997,784	817,893
	Mastercard Inc. Class A	1,276,247	605,911
	Visa Inc. Class A	2,113,220	597,280
*	Fiserv Inc.	914,291	136,476
*	PayPal Holdings Inc.	1,560,567	94,165
	Apollo Global Management Inc.	605,398	67,683
*	Block Inc. (XNYS)	843,684	67,048
	Fidelity National Information Services Inc.	902,928	62,474
	Global Payments Inc.	396,790	51,464
*	FleetCor Technologies Inc.	110,052	30,734
	Jack Henry & Associates Inc.	110,970	19,283
	Equitable Holdings Inc.	514,631	17,621
*	WEX Inc.	65,109	14,306
*	Affirm Holdings Inc.	332,304	12,468
*	Toast Inc. Class A	518,778	11,932
	Voya Financial Inc.	159,091	10,875
	Corebridge Financial Inc.	379,578	9,425
	Essent Group Ltd.	163,426	8,755
	MGIC Investment Corp.	421,562	8,385
	Western Union Co.	556,630	7,464
*	Euronet Worldwide Inc.	66,668	7,296
*	Mr Cooper Group Inc.	100,602	7,171
	Radian Group Inc.	233,028	6,790
*	Shift4 Payments Inc. Class A	78,603	6,463
	Jackson Financial Inc. Class A	109,331	6,019
	PennyMac Financial Services Inc.	64,984	5,519
	Walker & Dunlop Inc.	50,800	4,845
*	Flywire Corp.	163,074	4,630
*	Remitly Global Inc.	211,718	4,366
*	Marqeta Inc. Class A	605,896	3,957
	EVERTEC Inc.	99,323	3,589
*	NMI Holdings Inc. Class A	117,851	3,545
*	AvidXchange Holdings Inc.	247,744	3,293
	Federal Agricultural Mortgage Corp. Class C	14,251	2,549
	Compass Diversified Holdings	103,611	2,383

Financials Index Fund
		Shares	Market Value• ($000)
*	NCR Atleos Corp.	107,587	2,341
*	Rocket Cos. Inc. Class A	186,022	2,336
*	Cannae Holdings Inc.	101,330	2,211
*	Payoneer Global Inc.	413,941	2,012
	Merchants Bancorp	26,451	1,134
*	Repay Holdings Corp.	128,334	1,115
*	International Money Express Inc.	49,701	979
	Cass Information Systems Inc.	19,915	962
*	I3 Verticals Inc. Class A	35,323	753
	A-Mark Precious Metals Inc.	28,739	738
*	Paymentus Holdings Inc. Class A	26,059	405
	Guild Holdings Co. Class A	15,960	219
			2,739,262
Insurance (17.0%)
	Progressive Corp.	891,480	168,989
	Chubb Ltd.	622,047	156,551
	Marsh & McLennan Cos. Inc.	751,696	152,046
	Aon plc Class A (XNYS)	305,096	96,407
	Arthur J Gallagher & Co.	329,030	80,260
	American International Group Inc.	1,069,765	77,975
	Travelers Cos. Inc.	347,959	76,885
	Aflac Inc.	845,803	68,290
	MetLife Inc.	958,717	66,861
	Allstate Corp.	398,764	63,611
	Prudential Financial Inc.	550,100	59,955
	Hartford Financial Services Group Inc.	458,244	43,918
	Willis Towers Watson plc	157,328	42,889
	Brown & Brown Inc.	368,606	31,040
*	Markel Group Inc.	20,134	30,050
	Principal Financial Group Inc.	363,360	29,381
	Cincinnati Financial Corp.	238,728	27,215
	W R Berkley Corp.	314,414	26,285
*	Arch Capital Group Ltd.	293,649	25,721
	Everest Group Ltd.	66,149	24,401
	Loews Corp.	288,959	21,710
	Fidelity National Financial Inc.	393,835	19,920
	Globe Life Inc.	143,647	18,233
	Reinsurance Group of America Inc.	100,264	17,732
	RenaissanceRe Holdings Ltd.	78,010	17,538
	Kinsale Capital Group Inc.	33,655	17,372
	Erie Indemnity Co. Class A	38,612	15,710
	Unum Group	296,371	14,656
	Assurant Inc.	80,336	14,577
	American Financial Group Inc.	108,572	13,861
	Primerica Inc.	53,219	13,053
	Old Republic International Corp.	405,708	11,749
	Selective Insurance Group Inc.	92,412	9,655
		Shares	Market Value• ($000)
	First American Financial Corp.	157,888	9,222
	RLI Corp.	62,608	9,169
*	Ryan Specialty Holdings Inc.	153,324	8,031
	Axis Capital Holdings Ltd.	123,319	7,716
	Assured Guaranty Ltd.	83,343	7,634
	Hanover Insurance Group Inc.	54,578	7,175
	Lincoln National Corp.	258,786	7,127
	White Mountains Insurance Group Ltd.	3,950	6,974
*	Enstar Group Ltd.	18,507	5,699
	Kemper Corp.	97,643	5,598
*	American Equity Investment Life Holding Co.	96,404	5,354
	CNO Financial Group Inc.	171,863	4,587
*	Brighthouse Financial Inc.	97,691	4,548
*	Genworth Financial Inc. Class A	687,336	4,227
*	Oscar Health Inc. Class A	200,730	3,264
*	Palomar Holdings Inc.	38,059	2,898
	Stewart Information Services Corp.	41,831	2,635
*	BRP Group Inc. Class A	92,340	2,569
*	Goosehead Insurance Inc. Class A	33,610	2,543
	Horace Mann Educators Corp.	62,462	2,261
	Mercury General Corp.	42,318	2,061
*	SiriusPoint Ltd.	153,154	1,879
	Safety Insurance Group Inc.	22,680	1,863
	Employers Holdings Inc.	38,941	1,780
*	Skyward Specialty Insurance Group Inc.	42,718	1,563
	AMERISAFE Inc.	29,473	1,555
	National Western Life Group Inc. Class A	3,182	1,545
*,1	Trupanion Inc.	49,541	1,325
*,1	Lemonade Inc.	79,025	1,283
	HCI Group Inc.	10,891	1,063
	ProAssurance Corp.	75,374	929
	United Fire Group Inc.	32,467	756
	James River Group Holdings Ltd.	57,311	573
	Donegal Group Inc. Class A	25,015	350
*	Hagerty Inc. Class A	37,729	324
*	Hippo Holdings Inc.	18,703	263
			1,682,839
Mortgage Real Estate Investment Trusts (REITs) (0.8%)
	Annaly Capital Management Inc.	763,553	14,576
	AGNC Investment Corp.	1,025,524	9,804
	Starwood Property Trust Inc.	477,557	9,737
	Rithm Capital Corp.	735,487	7,973
	Blackstone Mortgage Trust Inc. Class A	250,123	5,095
		Shares	Market Value• ($000)
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	169,646	4,270
	Arbor Realty Trust Inc.	284,630	3,814
	Apollo Commercial Real Estate Finance Inc.	204,698	2,295
	Ready Capital Corp.	251,704	2,223
	Ladder Capital Corp.	173,741	1,878
	Two Harbors Investment Corp.	147,637	1,871
	PennyMac Mortgage Investment Trust	130,225	1,840
	MFA Financial Inc. REIT	155,680	1,747
	Claros Mortgage Trust Inc.	170,290	1,648
	Franklin BSP Realty Trust Inc. REIT	126,503	1,633
[1]	ARMOUR Residential REIT Inc.	75,431	1,493
	Chimera Investment Corp.	336,714	1,468
	Brightspire Capital Inc.	200,833	1,388
	Ellington Financial Inc.	113,767	1,289
	Dynex Capital Inc.	89,433	1,104
	Redwood Trust Inc.	173,800	1,065
	New York Mortgage Trust Inc.	139,625	1,007
	KKR Real Estate Finance Trust Inc.	89,808	876
[1]	Orchid Island Capital Inc.	81,562	701
	Invesco Mortgage Capital Inc. REIT	75,163	679
	TPG RE Finance Trust Inc.	83,301	623
	Ares Commercial Real Estate Corp.	74,902	565
			82,662
Total Common Stocks (Cost $8,361,984)			9,762,241
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[2,3]	Vanguard Market Liquidity Fund, 5.400% (Cost $96,684)	967,098	96,700
Total Investments (99.9%) (Cost $8,458,668)			9,858,941
Other Assets and Liabilities—Net (0.1%)			11,275
Net Assets (100.0%)			9,870,216
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,257,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,646,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Financials Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arch Capital Group Ltd.	8/30/24	BANA	24,087	(5.326)	—	(97)
Visa Inc. Class A	8/30/24	BANA	84,792	(5.226)	—	(189)
					—	(286)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At February 29, 2024, the counterparties had deposited in segregated accounts securities with a value of $5,279,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Statement of Assets and Liabilities
As of February 29, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,361,984)	9,762,241
Affiliated Issuers (Cost $96,684)	96,700
Total Investments in Securities	9,858,941
Investment in Vanguard	303
Receivables for Investment Securities Sold	37,052
Receivables for Accrued Income	14,571
Receivables for Capital Shares Issued	4,664
Total Assets	9,915,531
Liabilities
Due to Custodian	61
Payables for Investment Securities Purchased	29,040
Collateral for Securities on Loan	6,646
Payables for Capital Shares Redeemed	8,905
Payables to Vanguard	377
Unrealized Depreciation—Over-the-Counter Swap Contracts	286
Total Liabilities	45,315
Net Assets	9,870,216
1 Includes $6,257,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	9,031,400
Total Distributable Earnings (Loss)	838,816
Net Assets	9,870,216

ETF Shares—Net Assets
Applicable to 93,066,731 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,126,858
Net Asset Value Per Share—ETF Shares	$98.07

Admiral Shares—Net Assets
Applicable to 15,124,687 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	743,358
Net Asset Value Per Share—Admiral Shares	$49.15

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends	96,320
Interest[1]	2,404
Securities Lending—Net	879
Total Income	99,603
Expenses
The Vanguard Group—Note B
Investment Advisory Services	104
Management and Administrative— ETF Shares	3,795
Management and Administrative— Admiral Shares	305
Marketing and Distribution— ETF Shares	219
Marketing and Distribution— Admiral Shares	18
Shareholders’ Reports—ETF Shares	146
Shareholders’ Reports—Admiral Shares	5
Trustees’ Fees and Expenses	3
Other Expenses	8
Total Expenses	4,603
Net Investment Income	95,000
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	389,768
Swap Contracts	12,063
Realized Net Gain (Loss)	401,831
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,103,382
Swap Contracts	(286)
Change in Unrealized Appreciation (Depreciation)	1,103,096
Net Increase (Decrease) in Net Assets Resulting from Operations	1,599,927
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,404,000, ($2,000), $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $415,659,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	95,000	213,304
Realized Net Gain (Loss)	401,831	(224,804)
Change in Unrealized Appreciation (Depreciation)	1,103,096	437,385
Net Increase (Decrease) in Net Assets Resulting from Operations	1,599,927	425,885
Distributions
ETF Shares	(105,827)	(200,453)
Admiral Shares	(8,120)	(16,982)
Total Distributions	(113,947)	(217,435)
Capital Share Transactions
ETF Shares	(959,230)	(155,821)
Admiral Shares	(31,193)	(75,505)
Net Increase (Decrease) from Capital Share Transactions	(990,423)	(231,326)
Total Increase (Decrease)	495,557	(22,876)
Net Assets
Beginning of Period	9,374,659	9,397,535
End of Period	9,870,216	9,374,659

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$83.49	$81.31	$94.79	$61.18	$67.31	$71.60
Investment Operations
Net Investment Income[1]	.893	1.924	1.852	1.676	1.652	1.539
Net Realized and Unrealized Gain (Loss) on Investments	14.732	2.219	(13.457)	33.519	(6.081)	(4.338)
Total from Investment Operations	15.625	4.143	(11.605)	35.195	(4.429)	(2.799)
Distributions
Dividends from Net Investment Income	(1.045)	(1.963)	(1.875)	(1.585)	(1.701)	(1.491)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.045)	(1.963)	(1.875)	(1.585)	(1.701)	(1.491)
Net Asset Value, End of Period	$98.07	$83.49	$81.31	$94.79	$61.18	$67.31
Total Return	18.89%	5.27%	-12.43%	58.26%	-6.73%	-3.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,127	$8,711	$8,676	$10,946	$6,140	$7,222
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.00%	2.34%	2.03%	2.09%	2.53%	2.30%
Portfolio Turnover Rate[2]	2%	20%	6%	4%	5%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$41.84	$40.75	$47.51	$30.66	$33.73	$35.88
Investment Operations
Net Investment Income[1]	.449	.962	.931	.841	.828	.771
Net Realized and Unrealized Gain (Loss) on Investments	7.385	1.112	(6.751)	16.803	(3.046)	(2.174)
Total from Investment Operations	7.834	2.074	(5.820)	17.644	(2.218)	(1.403)
Distributions
Dividends from Net Investment Income	(.524)	(.984)	(.940)	(.794)	(.852)	(.747)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.524)	(.984)	(.940)	(.794)	(.852)	(.747)
Net Asset Value, End of Period	$49.15	$41.84	$40.75	$47.51	$30.66	$33.73
Total Return[2]	18.91%	5.27%	-12.43%	58.32%	-6.70%	-3.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$743	$664	$721	$822	$432	$490
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	2.01%	2.34%	2.05%	2.09%	2.53%	2.30%
Portfolio Turnover Rate[3]	2%	20%	6%	4%	5%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund
Notes to Financial Statements
Vanguard Financials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 29, 2024, the fund’s average amounts of investments in total return swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Financials Index Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Financials Index Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $303,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,762,241	—	—	9,762,241
Temporary Cash Investments	96,700	—	—	96,700
Total	9,858,941	—	—	9,858,941
Derivative Financial Instruments
Liabilities
Swap Contracts	—	286	—	286
D.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,469,496
Gross Unrealized Appreciation	1,800,212
Gross Unrealized Depreciation	(410,767)
Net Unrealized Appreciation (Depreciation)	1,389,445
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $986,249,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 29, 2024, the fund purchased $145,219,000 of investment securities and sold $222,668,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $994,566,000 and $1,930,917,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $3,335,000 and sales were $11,760,000, resulting in

Financials Index Fund
net realized loss of $308,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,013,947[1]	11,861[1]	2,179,191	26,823
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,973,177)[1]	(23,125)[1]	(2,335,012)	(29,200)
Net Increase (Decrease)—ETF Shares	(959,230)	(11,264)	(155,821)	(2,377)
Admiral Shares
Issued	67,499	1,502	185,881	4,558
Issued in Lieu of Cash Distributions	6,652	155	14,096	359
Redeemed	(105,344)	(2,396)	(275,482)	(6,754)
Net Increase (Decrease)—Admiral Shares	(31,193)	(739)	(75,505)	(1,837)
1	Includes unsettled in-kind transactions as of February 29, 2024 for 325,000 issued shares and 1,375,000 redeemed shares valued at $27,534,000 and $127,100,000, respectively, which settled shortly afterwards.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At February 29, 2024, one shareholder was a record or beneficial owner of 28% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.

Health Care Index Fund
Fund Allocation
As of February 29, 2024
Biotechnology	18.7%
Health Care Equipment & Supplies	19.9
Health Care Providers & Services	20.3
Health Care Technology	0.9
Life Sciences Tools & Services	11.3
Pharmaceuticals	28.9
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Health Care Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Biotechnology (18.6%)
	AbbVie Inc.	6,022,622	1,060,283
	Amgen Inc.	1,825,616	499,908
*	Vertex Pharmaceuticals Inc.	878,988	369,825
*	Regeneron Pharmaceuticals Inc.	365,424	353,033
	Gilead Sciences Inc.	4,250,421	306,455
*	Biogen Inc.	494,265	107,251
*	Moderna Inc.	1,105,579	101,979
*	Alnylam Pharmaceuticals Inc.	403,113	60,906
*	BioMarin Pharmaceutical Inc.	642,529	55,437
*	Neurocrine Biosciences Inc.	335,099	43,697
*	Incyte Corp.	649,519	37,906
*	United Therapeutics Corp.	160,288	36,167
*	Exact Sciences Corp.	616,987	35,495
*	Karuna Therapeutics Inc.	109,853	34,491
*	Natera Inc.	389,394	33,679
*	Sarepta Therapeutics Inc.	222,193	28,419
*	Vaxcyte Inc.	307,858	22,726
*	Viking Therapeutics Inc.	290,049	22,348
*	Cytokinetics Inc.	301,055	21,748
*,1	CRISPR Therapeutics AG	257,208	21,662
*	Exelixis Inc.	954,432	20,902
*	Ionis Pharmaceuticals Inc.	440,587	19,919
*	Blueprint Medicines Corp.	197,013	18,425
*	Halozyme Therapeutics Inc.	451,189	17,962
*	Alkermes plc	539,362	16,014
*	Apellis Pharmaceuticals Inc.	242,592	15,033
*	Arrowhead Pharmaceuticals Inc.	420,364	13,494
*	Ultragenyx Pharmaceutical Inc.	252,201	13,044
*	Insmed Inc.	463,697	12,854
*	Bridgebio Pharma Inc.	356,089	12,160
*	Biohaven Ltd.	246,306	11,857
*	Roivant Sciences Ltd.	959,911	10,981
*	Iovance Biotherapeutics Inc.	654,974	10,421
*	REVOLUTION Medicines Inc.	347,397	10,241
*	Cerevel Therapeutics Holdings Inc.	247,443	10,145
*	Xenon Pharmaceuticals Inc.	213,863	10,094
*	Krystal Biotech Inc.	62,538	9,973
*	Amicus Therapeutics Inc.	750,542	9,622
*	Madrigal Pharmaceuticals Inc.	40,414	9,546
		Shares	Market Value• ($000)
*	Beam Therapeutics Inc.	236,415	9,336
*	Intellia Therapeutics Inc.	290,464	9,330
*	Ideaya Biosciences Inc.	192,450	8,603
*	TG Therapeutics Inc.	491,646	8,466
*	ACADIA Pharmaceuticals Inc.	364,161	8,463
*	Celldex Therapeutics Inc.	167,744	8,062
*	SpringWorks Therapeutics Inc.	160,238	7,893
*	Twist Bioscience Corp.	197,196	7,748
*	Crinetics Pharmaceuticals Inc.	182,999	7,492
*	Denali Therapeutics Inc.	377,336	7,464
*	Nuvalent Inc. Class A	87,956	7,399
*	Ardelyx Inc.	791,837	7,380
*	Recursion Pharmaceuticals Inc. Class A	532,981	7,174
*	Vericel Corp.	155,030	7,082
*	Rhythm Pharmaceuticals Inc.	161,243	7,001
*	PTC Therapeutics Inc.	232,506	6,554
*	Arcellx Inc.	97,436	6,413
*	Myriad Genetics Inc.	302,096	6,323
*	Rocket Pharmaceuticals Inc.	215,368	6,310
*	Merus NV	128,038	6,207
*	Agios Pharmaceuticals Inc.	190,019	6,141
*	Immunovant Inc.	173,314	6,130
*	Syndax Pharmaceuticals Inc.	260,496	6,106
*	Kymera Therapeutics Inc.	137,825	5,885
*	Veracyte Inc.	248,415	5,850
*	Keros Therapeutics Inc.	86,255	5,822
*	Catalyst Pharmaceuticals Inc.	360,943	5,786
*	Dynavax Technologies Corp.	418,692	5,305
*	Protagonist Therapeutics Inc.	158,098	4,803
*	Ironwood Pharmaceuticals Inc.	478,455	4,512
*	Xencor Inc.	187,629	4,306
*	Akero Therapeutics Inc.	151,846	4,098
*	Sage Therapeutics Inc.	183,596	3,944
*	ADMA Biologics Inc.	734,928	3,939
*	Alpine Immune Sciences Inc.	109,817	3,868
*	Prothena Corp. plc	138,210	3,813
*	MannKind Corp.	926,132	3,806
*	Morphic Holding Inc.	101,864	3,764
*	Kura Oncology Inc.	176,608	3,723
*	Vir Biotechnology Inc.	323,008	3,631
*	BioCryst Pharmaceuticals Inc.	629,628	3,545
*	Sana Biotechnology Inc.	335,093	3,364
*	MiMedx Group Inc.	400,692	3,270
*	Avidity Biosciences Inc.	177,142	3,242
		Shares	Market Value• ($000)
*	Arcus Biosciences Inc.	167,095	3,197
*	Arcturus Therapeutics Holdings Inc.	81,503	3,159
*	Verve Therapeutics Inc.	178,584	3,045
*	Mirum Pharmaceuticals Inc.	103,891	2,983
*,1	MoonLake Immunotherapeutics	61,701	2,976
*	89bio Inc.	254,498	2,919
*	MacroGenics Inc.	158,700	2,847
*	Relay Therapeutics Inc.	283,179	2,837
*	Disc Medicine Inc.	41,127	2,824
*	Geron Corp. (XNGS)	1,390,444	2,781
*	Day One Biopharmaceuticals Inc.	162,524	2,719
*,1	Janux Therapeutics Inc.	55,078	2,665
*	Inhibrx Inc.	72,665	2,662
*	Viridian Therapeutics Inc.	142,070	2,658
*,1	Aurinia Pharmaceuticals Inc.	464,247	2,656
*	Zentalis Pharmaceuticals Inc.	168,625	2,514
*	Editas Medicine Inc.	249,792	2,513
*	Cabaletta Bio Inc.	102,340	2,342
*	Altimmune Inc.	183,344	2,218
*,1	Summit Therapeutics Inc. (XNMS)	474,706	2,155
*,1	ImmunityBio Inc.	454,124	2,148
*	REGENXBIO Inc.	120,223	2,097
*	Deciphera Pharmaceuticals Inc.	123,331	2,058
*	Kiniksa Pharmaceuticals Ltd. Class A	96,431	2,039
*	Y-mAbs Therapeutics Inc.	119,150	1,990
*	CareDx Inc.	184,305	1,961
*	Fate Therapeutics Inc.	272,139	1,929
*	Travere Therapeutics Inc.	255,076	1,928
*	Allogene Therapeutics Inc.	370,800	1,821
*,1	Novavax Inc.	364,782	1,802
*	Avid Bioservices Inc.	214,793	1,650
*	Nurix Therapeutics Inc.	131,712	1,627
*	Alector Inc.	225,596	1,572
*	Tango Therapeutics Inc.	138,319	1,540
*	Cogent Biosciences Inc.	212,187	1,485
*	Cullinan Oncology Inc.	79,821	1,474
*,1	Anavex Life Sciences Corp.	278,635	1,432
*,1	Biomea Fusion Inc.	78,320	1,371
*	Lyell Immunopharma Inc.	425,686	1,243
*	Prime Medicine Inc.	143,646	1,240
*	HilleVax Inc.	65,972	1,197
*,1	ALX Oncology Holdings Inc.	76,580	1,123
*	Replimune Group Inc.	120,711	1,036

Health Care Index Fund
		Shares	Market Value• ($000)
*	Humacyte Inc.	230,164	1,001
*	Enanta Pharmaceuticals Inc.	67,718	973
*,1	Heron Therapeutics Inc.	359,557	956
*	AnaptysBio Inc.	36,481	931
*	Gossamer Bio Inc.	654,461	923
*	Vanda Pharmaceuticals Inc.	197,717	884
*	iTeos Therapeutics Inc.	79,129	848
*	uniQure NV	146,411	842
*	2seventy bio Inc.	158,070	822
*	MeiraGTx Holdings plc	132,771	819
*,1	Ocugen Inc.	853,701	799
*	Coherus Biosciences Inc.	339,191	773
*	Monte Rosa Therapeutics Inc.	119,964	759
*	Organogenesis Holdings Inc.	201,524	719
*	Agenus Inc.	1,046,162	701
*	Inovio Pharmaceuticals Inc.	76,499	678
*	Rapt Therapeutics Inc.	76,436	655
*,1	Aerovate Therapeutics Inc.	28,272	653
*,1	Vaxart Inc.	531,606	649
*	Erasca Inc.	257,468	613
*	Sangamo Therapeutics Inc.	526,178	610
*	Emergent BioSolutions Inc.	183,220	592
*	Aldeyra Therapeutics Inc.	159,559	578
*	FibroGen Inc.	327,013	559
*	Acelyrin Inc.	66,110	559
*	Stoke Therapeutics Inc.	67,804	525
*	Entrada Therapeutics Inc.	38,723	512
*,2	PDL BioPharma Inc.	311,327	501
*,1	IGM Biosciences Inc.	39,384	497
*	Foghorn Therapeutics Inc.	62,061	480
*	Seres Therapeutics Inc.	353,709	403
*,1	Repare Therapeutics Inc.	55,949	389
*	Mural Oncology plc	50,877	269
*	Century Therapeutics Inc.	70,873	260
*	Eagle Pharmaceuticals Inc.	40,438	237
*	Atara Biotherapeutics Inc.	277,033	216
*	PMV Pharmaceuticals Inc.	99,150	183
*,2	Prevail Therapeutics CVR	78	—
			3,881,256
Health Care Equipment & Supplies (19.9%)
	Abbott Laboratories	5,921,886	702,573
*	Intuitive Surgical Inc.	1,200,975	463,096
	Stryker Corp.	1,166,425	407,164
	Medtronic plc	4,535,468	378,077
*	Boston Scientific Corp.	4,997,095	330,858
	Becton Dickinson & Co.	987,631	232,636
*	Edwards Lifesciences Corp.	2,068,906	175,588
*	IDEXX Laboratories Inc.	283,316	162,972
*	DexCom Inc.	1,318,042	151,667
	GE Healthcare Inc.	1,397,666	127,579
	Zimmer Biomet Holdings Inc.	712,781	88,641
	ResMed Inc.	501,777	87,169
		Shares	Market Value• ($000)
	STERIS plc	336,995	78,489
*	Align Technology Inc.	248,219	75,066
	Baxter International Inc.	1,730,531	70,813
	Cooper Cos. Inc.	675,731	63,248
*	Hologic Inc.	818,566	60,410
*	Insulet Corp.	238,230	39,070
	Teleflex Inc.	160,316	35,717
*	Shockwave Medical Inc.	125,875	32,837
*	Penumbra Inc.	125,088	29,386
	DENTSPLY SIRONA Inc.	722,692	23,618
*	Masimo Corp.	153,075	19,676
*	Inspire Medical Systems Inc.	100,737	18,036
*	Globus Medical Inc. Class A	293,555	15,849
*	Lantheus Holdings Inc.	234,008	15,299
*	Merit Medical Systems Inc.	196,963	15,009
*	Glaukos Corp.	158,134	14,009
*	Haemonetics Corp.	173,440	12,658
*	Integer Holdings Corp.	113,748	12,545
*	iRhythm Technologies Inc.	104,595	12,410
*	Neogen Corp.	702,927	12,083
*	Envista Holdings Corp.	584,819	12,077
*	Axonics Inc.	172,816	11,741
*	LivaNova plc	184,200	10,096
*	Enovis Corp.	167,881	10,041
*	TransMedics Group Inc.	111,620	9,108
	CONMED Corp.	104,792	8,417
*	Integra LifeSciences Holdings Corp.	226,924	8,376
*	Inari Medical Inc.	176,789	8,154
*	QuidelOrtho Corp.	170,746	7,786
*	ICU Medical Inc.	69,863	7,631
*,1	PROCEPT BioRobotics Corp.	155,079	7,497
*	Tandem Diabetes Care Inc.	223,360	5,948
*	AtriCure Inc.	161,229	5,638
*	Novocure Ltd.	348,041	5,329
*	UFP Technologies Inc.	24,676	5,140
*	RxSight Inc.	91,719	5,005
	LeMaitre Vascular Inc.	68,714	4,810
*	Alphatec Holdings Inc.	325,976	4,378
*	STAAR Surgical Co.	133,504	4,171
*	Omnicell Inc.	155,782	4,088
*,1	Establishment Labs Holdings Inc.	64,977	2,968
*	Avanos Medical Inc.	159,613	2,964
	Embecta Corp.	195,208	2,788
*	Artivion Inc.	125,470	2,422
*	Varex Imaging Corp.	139,677	2,402
*	Silk Road Medical Inc.	125,574	2,259
*	SI-BONE Inc.	124,402	2,158
*	Treace Medical Concepts Inc.	157,285	2,114
*	OraSure Technologies Inc.	250,353	1,801
	Atrion Corp.	4,823	1,775
*	Nevro Corp.	111,754	1,627
*	Paragon 28 Inc.	127,434	1,590
*	OrthoPediatrics Corp.	55,648	1,528
*	Surmodics Inc.	47,901	1,528
*	Zimvie Inc.	89,989	1,525
*	Orthofix Medical Inc.	113,224	1,479
*	Cerus Corp.	612,418	1,335
*	Pulmonx Corp.	116,364	1,073
*,1	Senseonics Holdings Inc.	1,351,622	949
		Shares	Market Value• ($000)
*	AngioDynamics Inc.	135,563	744
*,1	Butterfly Network Inc.	518,834	617
*	Inogen Inc.	79,185	527
*	Outset Medical Inc.	160,057	504
*,1	Cutera Inc.	47,340	106
			4,148,462
Health Care Providers & Services (20.3%)
	UnitedHealth Group Inc.	3,155,112	1,557,363
	Elevance Health Inc.	801,458	401,731
	Cigna Group	998,184	335,530
	CVS Health Corp.	4,389,802	326,470
	McKesson Corp.	453,844	236,639
	HCA Healthcare Inc.	684,806	213,454
	Humana Inc.	419,931	147,110
*	Centene Corp.	1,822,121	142,909
	Cencora Inc.	581,868	137,088
	Cardinal Health Inc.	840,567	94,127
*	Molina Healthcare Inc.	198,846	78,327
	Laboratory Corp. of America Holdings	289,534	62,490
	Quest Diagnostics Inc.	383,409	47,884
	Universal Health Services Inc. Class B	208,090	34,763
*	Henry Schein Inc.	443,152	33,888
	Chemed Corp.	48,771	30,537
*	Tenet Healthcare Corp.	311,856	29,003
*	Acadia Healthcare Co. Inc.	314,378	26,235
	Encompass Health Corp.	342,086	25,451
*	HealthEquity Inc.	292,651	24,176
	Ensign Group Inc.	192,526	24,050
*	DaVita Inc.	186,817	23,720
*	Option Care Health Inc.	604,287	19,500
*	Progyny Inc.	294,227	10,745
*	Amedisys Inc.	111,103	10,335
	Select Medical Holdings Corp.	371,861	10,126
	Premier Inc. Class A	407,572	8,502
*	R1 RCM Inc.	573,455	8,057
*	CorVel Corp.	32,168	7,849
	Patterson Cos. Inc.	284,198	7,699
*	Guardant Health Inc.	393,719	7,481
*	RadNet Inc.	197,000	7,458
*	Surgery Partners Inc.	237,110	7,358
*	AMN Healthcare Services Inc.	129,322	7,277
*	Privia Health Group Inc.	322,383	7,196
*	Apollo Medical Holdings Inc.	159,144	7,168
*	NeoGenomics Inc.	433,877	6,768
*	agilon health Inc.	1,044,095	6,400
*	Hims & Hers Health Inc.	486,313	6,342
*	Owens & Minor Inc.	235,081	5,719
	US Physical Therapy Inc.	50,852	5,404
*	Addus HomeCare Corp.	55,029	5,078
	National HealthCare Corp.	47,091	4,646
*	Brookdale Senior Living Inc.	608,097	3,478
*	AdaptHealth Corp.	256,419	2,623
*	Pediatrix Medical Group Inc.	270,045	2,471
*	Accolade Inc.	238,087	2,440
*	Alignment Healthcare Inc.	358,470	2,151
*	Cross Country Healthcare Inc.	112,686	2,059
*	Pennant Group Inc.	96,226	1,795
*	PetIQ Inc.	94,618	1,723

Health Care Index Fund
		Shares	Market Value• ($000)
*	Castle Biosciences Inc.	86,469	1,562
*	Fulgent Genetics Inc.	66,034	1,490
*,1	OPKO Health Inc.	1,448,394	1,448
*	Agiliti Inc.	137,182	1,354
*	Enhabit Inc.	144,688	1,302
*	Community Health Systems Inc.	443,347	1,237
*	DocGo Inc.	299,942	1,221
*	Clover Health Investments Corp.	1,283,267	1,109
*	ModivCare Inc.	38,592	1,082
*	23andMe Holding Co. Class A	935,804	533
*	Aveanna Healthcare Holdings Inc.	194,574	461
*	CareMax Inc.	6,773	52
			4,231,644
Health Care Technology (0.9%)
*	Veeva Systems Inc. Class A	521,686	117,645
*	Evolent Health Inc. Class A	352,802	11,964
*	Doximity Inc. Class A	372,788	10,524
*	Teladoc Health Inc.	564,634	8,515
*	Certara Inc.	379,922	6,413
*	Schrodinger Inc.	214,771	5,468
*	Phreesia Inc.	180,397	4,465
	Simulations Plus Inc.	53,987	2,240
	HealthStream Inc.	81,801	2,232
*	GoodRx Holdings Inc. Class A	267,888	2,087
*	Definitive Healthcare Corp.	178,796	1,702
*	Health Catalyst Inc.	199,461	1,659
*	Multiplan Corp.	883,396	989
*	Sharecare Inc.	1,041,706	979
*	OptimizeRx Corp.	55,669	881
*	American Well Corp. Class A	813,569	879
			178,642
Life Sciences Tools & Services (11.3%)
	Thermo Fisher Scientific Inc.	1,317,985	751,489
	Danaher Corp.	2,394,572	606,162
*	IQVIA Holdings Inc.	622,587	153,879
	Agilent Technologies Inc.	999,489	137,290
*	Mettler-Toledo International Inc.	73,984	92,274
	West Pharmaceutical Services Inc.	252,385	90,445
*	Illumina Inc.	541,753	75,753
*	Waters Corp.	201,722	68,065
*	Avantor Inc.	2,307,347	56,853
	Revvity Inc.	421,024	46,140
*	Charles River Laboratories International Inc.	175,008	44,485
	Bio-Techne Corp.	539,644	39,702
*	Repligen Corp.	180,954	35,103
*	Medpace Holdings Inc.	83,733	33,286
	Bruker Corp.	307,009	26,569
*	Bio-Rad Laboratories Inc. Class A	73,875	24,074
*	10X Genomics Inc. Class A	302,199	14,095
*	Azenta Inc.	171,121	11,148
*	Fortrea Holdings Inc.	288,090	10,815
*	Sotera Health Co.	336,333	5,048
		Shares	Market Value• ($000)
*	Pacific Biosciences of California Inc.	822,184	4,547
*	Maravai LifeSciences Holdings Inc. Class A	381,769	2,951
*	CryoPort Inc.	166,357	2,939
*	Quanterix Corp.	121,626	2,914
*	Cytek Biosciences Inc.	370,477	2,853
*	BioLife Solutions Inc.	123,231	2,083
	Mesa Laboratories Inc.	18,324	2,001
*	OmniAb Inc.	294,392	1,719
*	Standard Bio Tools Inc.	741,414	1,668
*	Adaptive Biotechnologies Corp.	347,332	1,428
*	MaxCyte Inc.	298,258	1,372
*	Codexis Inc.	238,258	1,108
*	Quantum-Si Inc.	345,141	576
*	Akoya Biosciences Inc.	83,780	481
*	Nautilus Biotechnology Inc.	126,929	341
*	Seer Inc.	152,839	278
*,1	Bionano Genomics Inc.	118,441	148
*,2	OmniAb Inc. 12.5 Earnout	22,076	—
*,2	OmniAb Inc. 15 Earnout	22,076	—
			2,352,082
Other (0.0%)[3]
*,2	Chinook Therapeutics Inc. CVR	784	—
Pharmaceuticals (28.9%)
	Eli Lilly & Co.	2,752,568	2,074,556
	Johnson & Johnson	8,211,588	1,325,186
	Merck & Co. Inc.	8,643,923	1,099,075
	Pfizer Inc.	19,261,020	511,573
	Bristol-Myers Squibb Co.	6,940,940	352,253
	Zoetis Inc.	1,566,138	310,612
	Viatris Inc.	4,091,968	50,618
	Royalty Pharma plc Class A	1,295,162	39,295
*	Catalent Inc.	616,254	35,336
*	Elanco Animal Health Inc. (XNYS)	1,681,679	26,722
*	Jazz Pharmaceuticals plc	203,981	24,253
*	Intra-Cellular Therapies Inc.	295,502	20,543
	Organon & Co.	871,362	15,170
	Perrigo Co. plc	461,624	12,122
*	Prestige Consumer Healthcare Inc.	169,212	11,774
*	Cymabay Therapeutics Inc.	290,065	9,337
*	Arvinas Inc.	197,150	9,065
*	Axsome Therapeutics Inc.	104,929	8,539
*	Corcept Therapeutics Inc.	298,823	7,022
*	Amphastar Pharmaceuticals Inc.	130,747	6,089
*	Supernus Pharmaceuticals Inc.	186,948	5,552
*	Pacira BioSciences Inc.	157,800	4,690
*	Ligand Pharmaceuticals Inc.	56,601	4,491
*,1	Tilray Brands Inc.	2,577,537	4,459
*	Collegium Pharmaceutical Inc.	111,215	4,083
*	ANI Pharmaceuticals Inc.	55,720	3,771
		Shares	Market Value• ($000)
*	Harmony Biosciences Holdings Inc.	109,994	3,531
*,1	Cassava Sciences Inc.	137,702	3,164
*	Innoviva Inc.	195,110	2,981
*	Amylyx Pharmaceuticals Inc.	149,778	2,823
*	Tarsus Pharmaceuticals Inc.	73,402	2,806
*	Evolus Inc.	165,828	2,459
*	Pliant Therapeutics Inc.	152,490	2,420
*	Amneal Pharmaceuticals Inc.	418,556	2,311
*	Liquidia Corp.	154,202	2,184
*	Revance Therapeutics Inc.	270,559	1,932
*	Theravance Biopharma Inc.	127,249	1,205
*	Harrow Inc.	102,000	1,104
*	Ventyx Biosciences Inc.	151,030	1,069
*	Phathom Pharmaceuticals Inc.	97,060	1,039
*	Atea Pharmaceuticals Inc.	214,153	923
	Phibro Animal Health Corp. Class A	68,831	890
*,1	ATAI Life Sciences NV	414,592	804
*,1	Enliven Therapeutics Inc.	49,475	790
*	Terns Pharmaceuticals Inc.	105,666	774
	SIGA Technologies Inc.	144,851	755
*	Nuvation Bio Inc.	376,098	703
*	Nektar Therapeutics	643,559	457
*,4	Scilex Holding Co. (Acquired 1/6/23, Cost $2,304)	219,844	449
*	NGM Biopharmaceuticals Inc.	153,478	233
*	Aclaris Therapeutics Inc.	170,913	203
*	Cara Therapeutics Inc.	167,355	142
			6,014,337
Total Common Stocks (Cost $16,397,339)			20,806,423
Warrants (0.0%)
*	Geron Corp. Exp. 12/31/25	152,449	53
*	Advaxis Inc. Exp. 9/11/24	7,710	—
*	Cassava Sciences Inc. Exp. 11/15/24	1	—
Total Warrants (Cost $—)			53

Health Care Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[5,6]	Vanguard Market Liquidity Fund, 5.400% (Cost $46,715)	467,302	46,726
Total Investments (100.1%) (Cost $16,444,054)			20,853,202
Other Assets and Liabilities—Net (-0.1%)			(24,467)
Net Assets (100.0%)			20,828,735
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $42,041,000.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Restricted securities totaling $449,000, representing 0.0% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $46,665,000 was received for securities on loan.
CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alnylam Pharmaceuticals Inc.	8/30/24	BANA	3,777	(5.326)	—	(18)
Globus Medical Inc.	8/30/24	BANA	5,399	(5.322)	—	(17)
Sarepta Therapeutics Inc.	8/30/24	BANA	8,314	(5.322)	—	(27)
					—	(62)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At February 29, 2024, the counterparties had deposited in segregated accounts securities with a value of $616,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Statement of Assets and Liabilities
As of February 29, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $16,397,339)	20,806,476
Affiliated Issuers (Cost $46,715)	46,726
Total Investments in Securities	20,853,202
Investment in Vanguard	630
Receivables for Investment Securities Sold	50,991
Receivables for Accrued Income	28,261
Receivables for Capital Shares Issued	2,960
Total Assets	20,936,044
Liabilities
Due to Custodian	5,908
Payables for Investment Securities Purchased	51,480
Collateral for Securities on Loan	46,665
Payables for Capital Shares Redeemed	2,392
Payables to Vanguard	802
Unrealized Depreciation—Over-the-Counter Swap Contracts	62
Total Liabilities	107,309
Net Assets	20,828,735
1 Includes $42,041,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	16,563,906
Total Distributable Earnings (Loss)	4,264,829
Net Assets	20,828,735

ETF Shares—Net Assets
Applicable to 67,277,329 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,875,593
Net Asset Value Per Share—ETF Shares	$265.70

Admiral Shares—Net Assets
Applicable to 22,219,114 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,953,142
Net Asset Value Per Share—Admiral Shares	$132.91

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends	148,597
Interest[1]	276
Securities Lending—Net	1,048
Total Income	149,921
Expenses
The Vanguard Group—Note B
Investment Advisory Services	215
Management and Administrative— ETF Shares	7,443
Management and Administrative— Admiral Shares	1,275
Marketing and Distribution— ETF Shares	325
Marketing and Distribution— Admiral Shares	62
Custodian Fees	82
Shareholders’ Reports—ETF Shares	244
Shareholders’ Reports—Admiral Shares	15
Trustees’ Fees and Expenses	7
Other Expenses	9
Total Expenses	9,677
Expenses Paid Indirectly	(53)
Net Expenses	9,624
Net Investment Income	140,297
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	489,279
Swap Contracts	(3,045)
Realized Net Gain (Loss)	486,234
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,130,997
Swap Contracts	35
Change in Unrealized Appreciation (Depreciation)	1,131,032
Net Increase (Decrease) in Net Assets Resulting from Operations	1,757,563
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $276,000, $5,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $606,367,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	140,297	278,315
Realized Net Gain (Loss)	486,234	728,727
Change in Unrealized Appreciation (Depreciation)	1,131,032	315,166
Net Increase (Decrease) in Net Assets Resulting from Operations	1,757,563	1,322,208
Distributions
ETF Shares	(120,001)	(238,117)
Admiral Shares	(20,259)	(40,777)
Total Distributions	(140,260)	(278,894)
Capital Share Transactions
ETF Shares	(481,477)	255,391
Admiral Shares	(120,062)	(58,051)
Net Increase (Decrease) from Capital Share Transactions	(601,539)	197,340
Total Increase (Decrease)	1,015,764	1,240,654
Net Assets
Beginning of Period	19,812,971	18,572,317
End of Period	20,828,735	19,812,971

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$244.43	$231.59	$262.41	$207.65	$169.74	$177.07
Investment Operations
Net Investment Income[1]	1.777	3.418	3.157	2.893	2.702	3.600[2]
Net Realized and Unrealized Gain (Loss) on Investments	21.265	12.859	(30.771)	54.714	37.758	(7.457)
Total from Investment Operations	23.042	16.277	(27.614)	57.607	40.460	(3.857)
Distributions
Dividends from Net Investment Income	(1.772)	(3.437)	(3.206)	(2.846)	(2.550)	(3.473)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.772)	(3.437)	(3.206)	(2.846)	(2.550)	(3.473)
Net Asset Value, End of Period	$265.70	$244.43	$231.59	$262.41	$207.65	$169.74
Total Return	9.50%	7.07%	-10.60%	27.99%	24.05%	-2.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,876	$16,976	$15,829	$16,894	$11,724	$8,899
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.46%	1.41%	1.27%	1.25%	1.45%	2.12%[2]
Portfolio Turnover Rate[4]	2%	4%	3%	5%	7%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $1.132 and 0.67%, respectively, resulting from a cash payment received in connection with the merger of and Cigna Corp. And Express Scripts Holding Co. in December 2018.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$122.27	$115.84	$131.26	$103.87	$84.91	$88.57
Investment Operations
Net Investment Income[1]	.889	1.711	1.583	1.450	1.351	1.804[2]
Net Realized and Unrealized Gain (Loss) on Investments	10.638	6.438	(15.400)	27.365	18.884	(3.727)
Total from Investment Operations	11.527	8.149	(13.817)	28.815	20.235	(1.923)
Distributions
Dividends from Net Investment Income	(.887)	(1.719)	(1.603)	(1.425)	(1.275)	(1.737)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.887)	(1.719)	(1.603)	(1.425)	(1.275)	(1.737)
Net Asset Value, End of Period	$132.91	$122.27	$115.84	$131.26	$103.87	$84.91
Total Return[3]	9.50%	7.08%	-10.59%	28.01%	24.06%	-2.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,953	$2,837	$2,744	$2,972	$1,676	$1,316
Ratio of Total Expenses to Average Net Assets	0.10%[4]	0.10%[4]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.46%	1.41%	1.28%	1.25%	1.45%	2.12%[2]
Portfolio Turnover Rate[5]	2%	4%	3%	5%	7%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.566 and 0.67%, respectively, resulting from a cash payment received in connection with the merger of and Cigna Corp. And Express Scripts Holding Co. in December 2018.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund
Notes to Financial Statements
Vanguard Health Care Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 29, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Health Care Index Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Health Care Index Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $630,000, representing less than 0.01% of the fund’s net assets and 0.25% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $53,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	20,805,473	449	501	20,806,423
Warrants	—	53	—	53
Temporary Cash Investments	46,726	—	—	46,726
Total	20,852,199	502	501	20,853,202
Derivative Financial Instruments
Liabilities
Swap Contracts	—	62	—	62
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,502,617
Gross Unrealized Appreciation	6,016,277
Gross Unrealized Depreciation	(1,665,692)
Net Unrealized Appreciation (Depreciation)	4,350,585
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $630,372,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 29, 2024, the fund purchased $407,029,000 of investment securities and sold $406,619,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $692,166,000 and $1,293,049,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

Health Care Index Fund
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $942,000 and sales were $7,502,000, resulting in net realized loss of $1,183,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	817,689	3,278	1,883,291	7,825
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,299,166)	(5,450)	(1,627,900)	(6,725)
Net Increase (Decrease)—ETF Shares	(481,477)	(2,172)	255,391	1,100
Admiral Shares
Issued	188,005	1,512	391,651	3,228
Issued in Lieu of Cash Distributions	17,140	142	34,825	293
Redeemed	(325,207)	(2,640)	(484,527)	(4,001)
Net Increase (Decrease)—Admiral Shares	(120,062)	(986)	(58,051)	(480)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.

Industrials Index Fund
Fund Allocation
As of February 29, 2024
Aerospace & Defense	14.9%
Air Freight & Logistics	4.1
Building Products	7.3
Commercial Services & Supplies	7.7
Construction & Engineering	2.7
Electrical Equipment	7.7
Ground Transportation	11.6
Industrial Conglomerates	7.1
Machinery	20.0
Marine Transportation	0.2
Passenger Airlines	1.8
Professional Services	9.4
Trading Companies & Distributors	5.5
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Industrials Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Aerospace & Defense (14.9%)
	RTX Corp.	1,546,353	138,661
*	Boeing Co.	618,160	125,931
	Lockheed Martin Corp.	240,086	102,814
	Northrop Grumman Corp.	154,084	71,036
	TransDigm Group Inc.	59,508	70,085
	General Dynamics Corp.	249,471	68,168
	L3Harris Technologies Inc.	204,137	43,208
	Howmet Aerospace Inc.	420,441	27,980
*	Axon Enterprise Inc.	76,481	23,508
	Textron Inc.	210,589	18,757
	Huntington Ingalls Industries Inc.	42,698	12,452
	HEICO Corp. Class A	79,502	12,370
	BWX Technologies Inc.	98,309	9,912
	Curtiss-Wright Corp.	41,100	9,711
	HEICO Corp.	48,046	9,292
	Woodward Inc.	64,522	9,129
	Hexcel Corp.	90,224	6,718
	Moog Inc. Class A	31,343	4,700
*	AeroVironment Inc.	30,223	3,832
*	Spirit AeroSystems Holdings Inc. Class A	124,357	3,557
*	Kratos Defense & Security Solutions Inc.	156,404	2,853
*	AAR Corp.	38,140	2,547
*	Leonardo DRS Inc.	84,456	1,918
*	Mercury Systems Inc.	57,505	1,718
*,1	Rocket Lab USA Inc.	285,181	1,307
	Kaman Corp.	27,135	1,243
*	Triumph Group Inc.	82,228	1,143
*,1	Archer Aviation Inc. Class A	205,581	993
	Cadre Holdings Inc.	24,205	870
*	Virgin Galactic Holdings Inc.	408,121	710
*	Ducommun Inc.	14,243	680
*	V2X Inc.	13,639	525
	National Presto Industries Inc.	5,631	435
*	Aersale Corp.	31,299	277
			789,040
Air Freight & Logistics (4.1%)
	United Parcel Service Inc. Class B (XNYS)	778,091	115,360
	FedEx Corp.	255,414	63,590
	Expeditors International of Washington Inc.	156,221	18,684
	CH Robinson Worldwide Inc.	125,344	9,286
*	GXO Logistics Inc.	127,697	6,610
*	Hub Group Inc. Class A	66,834	2,842
	Forward Air Corp.	27,537	1,022
*	Air Transport Services Group Inc.	56,139	678
			218,072
		Shares	Market Value• ($000)
Building Products (7.3%)
	Trane Technologies plc	244,826	69,034
	Carrier Global Corp.	870,280	48,370
	Johnson Controls International plc	732,728	43,429
*	Builders FirstSource Inc.	132,538	25,869
	Masco Corp.	241,234	18,517
	Carlisle Cos. Inc.	52,309	18,308
	Lennox International Inc.	34,512	16,262
	Owens Corning	95,500	14,304
	Advanced Drainage Systems Inc.	75,338	12,298
	Allegion plc	94,328	12,062
	Fortune Brands Innovations Inc.	135,498	11,021
	A O Smith Corp.	131,966	10,940
*	Trex Co. Inc.	116,681	10,707
	Simpson Manufacturing Co. Inc.	45,862	9,570
	UFP Industries Inc.	66,370	7,608
*	AZEK Co. Inc.	142,839	6,872
	AAON Inc.	74,229	6,234
	Armstrong World Industries Inc.	47,476	5,726
	Zurn Elkay Water Solutions Corp.	157,810	5,010
	CSW Industrials Inc.	16,656	3,837
*	Resideo Technologies Inc.	156,951	3,505
	Griffon Corp.	42,046	3,002
*	Masonite International Corp.	22,295	2,904
*	PGT Innovations Inc.	61,290	2,560
*	Gibraltar Industries Inc.	32,833	2,543
*	Hayward Holdings Inc.	160,706	2,377
*	Masterbrand Inc.	135,584	2,347
*	Janus International Group Inc.	149,804	2,150
	AZZ Inc.	27,005	1,966
*	American Woodmark Corp.	17,223	1,726
*	JELD-WEN Holding Inc.	91,187	1,660
	Apogee Enterprises Inc.	23,798	1,362
	Quanex Building Products Corp.	35,601	1,231
	Insteel Industries Inc.	20,826	758
			386,069
Commercial Services & Supplies (7.6%)
	Waste Management Inc.	433,004	89,047
	Cintas Corp.	98,124	61,682
*	Copart Inc.	930,154	49,438
	Waste Connections Inc. (XTSE)	277,172	46,132
	Republic Services Inc.	236,909	43,496
	Veralto Corp.	251,413	21,727
	Rollins Inc.	312,272	13,762
	Tetra Tech Inc.	57,224	10,147
*	Clean Harbors Inc.	55,239	10,059
	MSA Safety Inc.	40,139	7,392
*	Casella Waste Systems Inc. Class A	61,186	5,513
		Shares	Market Value• ($000)
*	Stericycle Inc.	99,444	5,409
	Brink's Co.	48,420	4,011
	Brady Corp. Class A	48,120	2,804
	ABM Industries Inc.	67,579	2,792
	UniFirst Corp.	16,303	2,751
*	ACV Auctions Inc. Class A	146,081	2,593
	Vestis Corp.	134,201	2,518
	MillerKnoll Inc.	78,065	2,385
	HNI Corp.	49,990	2,240
*	CoreCivic Inc.	121,249	1,847
*	Cimpress plc	18,574	1,820
*	OPENLANE Inc.	116,100	1,773
*	GEO Group Inc.	134,731	1,653
*	Montrose Environmental Group Inc.	31,106	1,287
	Steelcase Inc. Class A	90,344	1,241
	VSE Corp.	14,494	1,074
*	SP Plus Corp.	20,218	1,039
*	Healthcare Services Group Inc.	79,780	1,018
	Interface Inc.	61,800	971
*	Driven Brands Holdings Inc.	69,972	965
	Matthews International Corp. Class A	31,568	914
	Deluxe Corp.	46,417	901
*	Viad Corp.	22,171	825
	Pitney Bowes Inc.	171,631	692
*	Enviri Corp.	85,300	670
	ACCO Brands Corp.	102,014	569
*	Liquidity Services Inc.	24,352	437
*	BrightView Holdings Inc.	45,253	394
			405,988
Construction & Engineering (2.7%)
	Quanta Services Inc.	156,564	37,812
	EMCOR Group Inc.	50,562	15,852
	AECOM	146,091	12,977
	Comfort Systems USA Inc.	38,412	11,744
*	WillScot Mobile Mini Holdings Corp.	205,920	9,833
*	API Group Corp.	196,449	6,886
*	Fluor Corp.	182,994	6,734
*	MasTec Inc.	67,785	5,115
	Valmont Industries Inc.	22,448	4,757
	MDU Resources Group Inc.	207,999	4,509
	Arcosa Inc.	52,351	4,345
*	Dycom Industries Inc.	31,453	3,978
*	Sterling Infrastructure Inc.	33,148	3,535
*	MYR Group Inc.	17,953	2,917
	Granite Construction Inc.	46,954	2,420
	Primoris Services Corp.	57,305	2,264
*	Construction Partners Inc. Class A	46,934	2,257
*	IES Holdings Inc.	8,701	956
*	Ameresco Inc. Class A	35,200	738
	Argan Inc.	13,592	637
*	Great Lakes Dredge & Dock Corp.	71,184	636

Industrials Index Fund
		Shares	Market Value• ($000)
*	Tutor Perini Corp.	46,774	530
			141,432
Electrical Equipment (7.7%)
	Eaton Corp. plc	429,452	124,112
	Emerson Electric Co.	613,253	65,526
	AMETEK Inc.	248,272	44,734
	Rockwell Automation Inc.	123,423	35,185
	Vertiv Holdings Co. Class A	390,096	26,378
	Hubbell Inc.	57,616	21,933
	Regal Rexnord Corp.	71,291	12,226
	nVent Electric plc	178,278	12,002
	Acuity Brands Inc.	33,112	8,319
*	NEXTracker Inc. Class A	133,060	7,483
*	Generac Holdings Inc.	66,015	7,427
	Atkore Inc.	39,926	6,763
	Sensata Technologies Holding plc	162,719	5,601
	Encore Wire Corp.	16,958	4,087
	EnerSys	43,412	3,989
*	Sunrun Inc.	233,343	2,809
*	Shoals Technologies Group Inc. Class A	183,097	2,349
*	Array Technologies Inc.	162,946	2,223
*,1	Plug Power Inc.	585,817	2,068
	Powell Industries Inc.	10,326	1,913
*,1	Bloom Energy Corp. Class A	216,211	1,896
*,1	Enovix Corp.	153,258	1,494
*	Fluence Energy Inc.	67,540	1,033
*	Thermon Group Holdings Inc.	35,987	982
*	Vicor Corp.	24,656	918
*,1	ChargePoint Holdings Inc.	404,378	837
*	FuelCell Energy Inc.	483,219	575
*,1	Stem Inc.	157,559	422
	Preformed Line Products Co.	2,933	403
	GrafTech International Ltd.	220,126	387
*,1	SunPower Corp.	93,794	292
*,1	Blink Charging Co.	61,783	197
*,1	Freyr Battery Inc.	127,305	196
*	SES AI Corp.	100,086	177
*,1	NuScale Power Corp.	49,543	154
*	Net Power Inc.	14,784	121
*	Energy Vault Holdings Inc.	65,288	110
*	TPI Composites Inc.	37,253	104
*,1	ESS Tech Inc.	59,220	51
			407,476
Ground Transportation (11.6%)
	Union Pacific Corp.	655,443	166,279
*	Uber Technologies Inc.	1,991,998	158,364
	CSX Corp.	2,125,105	80,626
	Norfolk Southern Corp.	243,354	61,661
	Old Dominion Freight Line Inc.	105,715	46,777
	JB Hunt Transport Services Inc.	88,672	18,294
*	Saia Inc.	28,523	16,412
*	XPO Inc.	124,607	14,993
	Knight-Swift Transportation Holdings Inc.	173,436	9,771
	Landstar System Inc.	38,612	7,344
	U-Haul Holding Co.	104,325	6,632
*	Lyft Inc. Class A	371,698	5,903
	Ryder System Inc.	47,614	5,433
	ArcBest Corp.	25,425	3,632
*	RXO Inc.	125,331	2,697
		Shares	Market Value• ($000)
	Werner Enterprises Inc.	64,513	2,590
	Avis Budget Group Inc.	19,472	2,104
	Schneider National Inc. Class B	60,124	1,416
	Marten Transport Ltd.	65,957	1,243
*	Hertz Global Holdings Inc.	132,410	1,039
	Heartland Express Inc.	50,937	651
*	Daseke Inc.	43,897	362
	Universal Logistics Holdings Inc.	8,712	295
*	PAM Transportation Services Inc.	7,133	132
			614,650
Industrial Conglomerates (7.1%)
	General Electric Co.	1,170,598	183,655
	Honeywell International Inc.	709,101	140,920
	3M Co.	594,692	54,783
			379,358
Machinery (20.0%)
	Caterpillar Inc.	547,538	182,856
	Deere & Co.	286,095	104,439
	Illinois Tool Works Inc.	301,473	79,031
	Parker-Hannifin Corp.	138,240	74,021
	PACCAR Inc.	562,524	62,378
	Otis Worldwide Corp.	440,347	41,965
[1]	Cummins Inc.	152,578	40,984
	Ingersoll Rand Inc. (XYNS)	435,975	39,818
	Xylem Inc.	259,525	32,973
	Fortive Corp.	378,258	32,201
	Westinghouse Air Brake Technologies Corp.	192,879	27,252
	Dover Corp.	150,278	24,853
	IDEX Corp.	81,538	19,235
	Graco Inc.	181,400	16,555
	Lincoln Electric Holdings Inc.	61,445	15,767
	Snap-on Inc.	56,738	15,640
	Nordson Corp.	58,516	15,545
	Stanley Black & Decker Inc.	164,720	14,708
	Pentair plc	177,587	13,814
	CNH Industrial NV	1,075,255	12,849
	ITT Inc.	88,163	11,121
	Toro Co.	111,592	10,301
	Donaldson Co. Inc.	128,960	9,236
*	Middleby Corp.	57,583	8,762
*	RBC Bearings Inc.	31,257	8,528
	Oshkosh Corp.	70,269	7,790
	AGCO Corp.	68,377	7,501
	Allison Transmission Holdings Inc.	96,171	7,245
*	Chart Industries Inc.	45,866	6,552
	Crane Co.	51,910	6,310
	Esab Corp.	61,502	6,096
	Watts Water Technologies Inc. Class A	29,444	6,005
	Mueller Industries Inc.	116,079	5,964
	Flowserve Corp.	140,913	5,963
*	SPX Technologies Inc.	49,115	5,756
	Timken Co.	68,206	5,729
	Federal Signal Corp.	65,557	5,370
	Franklin Electric Co. Inc.	42,222	4,389
	Kadant Inc.	12,613	4,254
	Terex Corp.	72,446	4,155
	Hillenbrand Inc.	75,565	3,593
	John Bean Technologies Corp.	34,290	3,480
		Shares	Market Value• ($000)
	Enpro Inc.	21,416	3,337
	Albany International Corp. Class A	33,398	3,135
	ESCO Technologies Inc.	27,696	2,822
*	Gates Industrial Corp. plc	184,283	2,713
	Mueller Water Products Inc. Class A	167,521	2,605
	Alamo Group Inc.	11,607	2,348
	Standex International Corp.	12,804	2,215
	Tennant Co.	19,149	2,167
	Trinity Industries Inc.	83,543	2,120
	Kennametal Inc.	81,044	2,046
*	Hillman Solutions Corp.	209,464	2,040
	Enerpac Tool Group Corp.	58,108	1,959
	Barnes Group Inc.	51,843	1,811
	Greenbrier Cos. Inc.	33,350	1,726
	Helios Technologies Inc.	35,377	1,562
	Lindsay Corp.	11,820	1,410
	Wabash National Corp.	49,120	1,340
	Columbus McKinnon Corp.	30,624	1,279
*	Blue Bird Corp.	34,535	1,169
*	Proto Labs Inc.	27,485	1,001
*	Energy Recovery Inc.	60,895	952
	Astec Industries Inc.	23,184	941
	REV Group Inc.	44,153	911
	Gorman-Rupp Co.	23,894	892
*,1	Nikola Corp.	1,181,581	879
*	Titan International Inc.	57,080	728
*,1	Symbotic Inc.	17,988	709
	Douglas Dynamics Inc.	24,607	618
*	3D Systems Corp.	144,868	600
*	Manitowoc Co. Inc.	37,732	526
	Hyster-Yale Materials Handling Inc.	8,833	520
	Shyft Group Inc.	35,501	366
	Luxfer Holdings plc	28,934	287
*	Hyliion Holdings Corp.	150,116	273
*,1	Desktop Metal Inc. Class A	244,678	150
*,1	Microvast Holdings Inc.	130,705	112
*	Hyzon Motors Inc.	147,342	93
*	Markforged Holding Corp.	123,948	83
*,1	Velo3D Inc.	200,792	55
			1,061,484
Marine Transportation (0.2%)
*	Kirby Corp.	63,516	5,572
	Matson Inc.	37,551	4,170
	Genco Shipping & Trading Ltd.	43,520	888
	Eagle Bulk Shipping Inc.	7,312	448
			11,078
Passenger Airlines (1.8%)
	Delta Air Lines Inc.	693,630	29,320
	Southwest Airlines Co.	640,332	21,944
*	United Airlines Holdings Inc.	352,358	16,029
*	American Airlines Group Inc.	702,061	11,008
*	Alaska Air Group Inc.	137,484	5,141
*	SkyWest Inc.	43,963	2,823
*	JetBlue Airways Corp.	359,643	2,330
*,1	Joby Aviation Inc.	374,339	2,104
	Allegiant Travel Co.	16,917	1,231
*	Hawaiian Holdings Inc.	55,431	782
[1]	Spirit Airlines Inc.	117,805	760
*	Sun Country Airlines Holdings Inc.	47,210	708

Industrials Index Fund
		Shares	Market Value• ($000)
*	Frontier Group Holdings Inc.	47,117	327
*	Blade Air Mobility Inc.	52,162	166
*	Wheels Up Experience Inc.	7	—
			94,673
Professional Services (9.4%)
	Automatic Data Processing Inc.	442,258	111,064
	Paychex Inc.	348,559	42,740
	Verisk Analytics Inc.	155,992	37,735
	Equifax Inc.	132,790	36,330
	Broadridge Financial Solutions Inc.	126,402	25,733
	Booz Allen Hamilton Holding Corp.	140,086	20,692
	Jacobs Solutions Inc.	135,714	19,903
	Leidos Holdings Inc.	140,444	17,957
	TransUnion	208,124	16,157
	SS&C Technologies Holdings Inc.	239,458	15,268
*	Ceridian HCM Holding Inc.	159,378	11,118
	Paycom Software Inc.	58,239	10,622
	Robert Half Inc.	113,787	9,149
*	CACI International Inc. Class A	23,933	8,971
	KBR Inc.	145,145	8,713
*	Paylocity Holding Corp.	48,287	8,142
*	FTI Consulting Inc.	38,144	7,891
	Science Applications International Corp.	55,938	7,829
*	ExlService Holdings Inc.	177,187	5,514
	Maximus Inc.	65,537	5,483
*	ASGN Inc.	50,713	5,037
*	TriNet Group Inc.	35,232	4,510
	Exponent Inc.	54,250	4,388
	Insperity Inc.	38,055	3,874
	ManpowerGroup Inc.	52,445	3,785
*	Verra Mobility Corp.	169,746	3,670
*	CBIZ Inc.	48,116	3,634
*	Parsons Corp.	44,965	3,625
	Korn Ferry	56,452	3,594
*	Alight Inc. Class A	388,277	3,498
	Concentrix Corp.	46,478	3,367
	ICF International Inc.	20,280	3,140
	Dun & Bradstreet Holdings Inc.	282,968	2,983
*,1	Clarivate plc	321,053	2,305
		Shares	Market Value• ($000)
*	Huron Consulting Group Inc.	20,139	1,976
	CSG Systems International Inc.	31,892	1,740
*	Upwork Inc.	131,986	1,729
*	Legalzoom.com Inc.	131,203	1,627
*	Paycor HCM Inc.	76,283	1,611
*	NV5 Global Inc.	15,361	1,562
	Kforce Inc.	20,161	1,404
	CRA International Inc.	7,604	1,008
	Barrett Business Services Inc.	7,102	866
	First Advantage Corp.	55,297	866
	Kelly Services Inc. Class A	33,808	829
	Heidrick & Struggles International Inc.	21,503	731
*	Conduent Inc.	175,986	605
*	Sterling Check Corp.	30,910	484
	Resources Connection Inc.	34,264	474
*	Planet Labs PBC	214,882	471
*	Franklin Covey Co.	12,052	460
*	TrueBlue Inc.	32,529	382
	TTEC Holdings Inc.	20,286	354
*	TaskUS Inc. Class A	19,678	262
*	Forrester Research Inc.	12,388	250
*	Hireright Holdings Corp.	10,220	145
*	Skillsoft Corp.	4,628	57
			498,314
Trading Companies & Distributors (5.5%)
	United Rentals Inc.	72,973	50,590
	WW Grainger Inc.	48,061	46,785
	Ferguson plc	219,039	46,316
	Fastenal Co.	614,622	44,874
	Watsco Inc.	36,387	14,341
*	Core & Main Inc. Class A	205,933	9,829
*	SiteOne Landscape Supply Inc.	48,528	8,176
	Applied Industrial Technologies Inc.	41,610	7,901
	WESCO International Inc.	49,358	7,379
	FTAI Aviation Ltd.	107,696	6,062
	Boise Cascade Co.	42,466	5,772
*	Beacon Roofing Supply Inc.	64,660	5,554
	MSC Industrial Direct Co. Inc. Class A	48,459	4,891
	Herc Holdings Inc.	30,390	4,822
		Shares	Market Value• ($000)
	GATX Corp.	36,262	4,599
	Air Lease Corp.	113,229	4,541
*	GMS Inc.	40,635	3,629
	McGrath RentCorp.	26,404	3,287
	Rush Enterprises Inc. Class A	66,193	3,224
	H&E Equipment Services Inc.	35,138	1,985
*	DNOW Inc.	114,021	1,613
*	BlueLinx Holdings Inc.	9,422	1,195
*	MRC Global Inc.	90,280	1,041
*	Transcat Inc.	9,547	1,004
	Global Industrial Co.	20,679	907
*	Xometry Inc. Class A	41,102	804
*	Hudson Technologies Inc.	43,780	641
*	Titan Machinery Inc.	21,896	552
*	DXP Enterprises Inc.	15,058	535
*	Distribution Solutions Group Inc.	12,537	394
	Alta Equipment Group Inc.	21,879	251
			293,494
Total Common Stocks (Cost $4,480,750)			5,301,128
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 5.400% (Cost $16,428)	164,317	16,430
Total Investments (100.2%) (Cost $4,497,178)			5,317,558
Other Assets and Liabilities—Net (-0.2%)			(10,606)
Net Assets (100.0%)			5,306,952
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $13,862,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $15,260,000 was received for securities on loan, of which $15,257,000 is held in Vanguard Market Liquidity Fund and $3,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Illinois Tool Works Inc.	1/31/25	CITNA	5,767	(5.326)	—	(24)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Statement of Assets and Liabilities
As of February 29, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,480,750)	5,301,128
Affiliated Issuers (Cost $16,428)	16,430
Total Investments in Securities	5,317,558
Investment in Vanguard	152
Cash	604
Receivables for Investment Securities Sold	17,500
Receivables for Accrued Income	9,266
Receivables for Capital Shares Issued	507
Total Assets	5,345,587
Liabilities
Payables for Investment Securities Purchased	23,039
Collateral for Securities on Loan	15,260
Payables for Capital Shares Redeemed	114
Payables to Vanguard	198
Unrealized Depreciation—Over-the-Counter Swap Contracts	24
Total Liabilities	38,635
Net Assets	5,306,952
1 Includes $13,862,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	4,627,321
Total Distributable Earnings (Loss)	679,631
Net Assets	5,306,952

ETF Shares—Net Assets
Applicable to 21,376,428 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,995,344
Net Asset Value Per Share—ETF Shares	$233.68

Admiral Shares—Net Assets
Applicable to 2,595,526 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	311,608
Net Asset Value Per Share—Admiral Shares	$120.06

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends[1]	36,953
Interest[2]	69
Securities Lending—Net	283
Total Income	37,305
Expenses
The Vanguard Group—Note B
Investment Advisory Services	51
Management and Administrative— ETF Shares	1,866
Management and Administrative— Admiral Shares	120
Marketing and Distribution— ETF Shares	94
Marketing and Distribution— Admiral Shares	7
Custodian Fees	18
Shareholders’ Reports—ETF Shares	96
Shareholders’ Reports—Admiral Shares	3
Trustees’ Fees and Expenses	2
Other Expenses	9
Total Expenses	2,266
Expenses Paid Indirectly	(2)
Net Expenses	2,264
Net Investment Income	35,041
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	111,009
Swap Contracts	240
Realized Net Gain (Loss)	111,249
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	419,721
Swap Contracts	3
Change in Unrealized Appreciation (Depreciation)	419,724
Net Increase (Decrease) in Net Assets Resulting from Operations	566,014
1	Dividends are net of foreign withholding taxes of $23,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $70,000, ($1,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $123,373,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	35,041	60,313
Realized Net Gain (Loss)	111,249	32,065
Change in Unrealized Appreciation (Depreciation)	419,724	626,314
Net Increase (Decrease) in Net Assets Resulting from Operations	566,014	718,692
Distributions
ETF Shares	(34,898)	(57,205)
Admiral Shares	(2,219)	(3,409)
Total Distributions	(37,117)	(60,614)
Capital Share Transactions
ETF Shares	7,458	411,493
Admiral Shares	6,163	8,914
Net Increase (Decrease) from Capital Share Transactions	13,621	420,407
Total Increase (Decrease)	542,518	1,078,485
Net Assets
Beginning of Period	4,764,434	3,685,949
End of Period	5,306,952	4,764,434

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$207.59	$175.75	$199.27	$146.89	$142.53	$146.12
Investment Operations
Net Investment Income[1]	1.600	2.829	2.432	2.264	2.366	2.597
Net Realized and Unrealized Gain (Loss) on Investments	26.180	31.869	(23.486)	52.318	4.554	(3.754)
Total from Investment Operations	27.780	34.698	(21.054)	54.582	6.920	(1.157)
Distributions
Dividends from Net Investment Income	(1.690)	(2.858)	(2.466)	(2.202)	(2.560)	(2.433)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.690)	(2.858)	(2.466)	(2.202)	(2.560)	(2.433)
Net Asset Value, End of Period	$233.68	$207.59	$175.75	$199.27	$146.89	$142.53
Total Return	13.48%	19.99%	-10.62%	37.41%	4.96%	-0.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,995	$4,493	$3,461	$5,438	$3,090	$3,457
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.44%	1.50%	1.29%	1.25%	1.69%	1.87%
Portfolio Turnover Rate[3]	3%	10%	4%	5%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$106.65	$90.29	$102.37	$75.46	$73.22	$75.07
Investment Operations
Net Investment Income[1]	.829	1.451	1.240	1.162	1.221	1.340
Net Realized and Unrealized Gain (Loss) on Investments	13.449	16.376	(12.056)	26.880	2.336	(1.941)
Total from Investment Operations	14.278	17.827	(10.816)	28.042	3.557	(.601)
Distributions
Dividends from Net Investment Income	(.868)	(1.467)	(1.264)	(1.132)	(1.317)	(1.249)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.868)	(1.467)	(1.264)	(1.132)	(1.317)	(1.249)
Net Asset Value, End of Period	$120.06	$106.65	$90.29	$102.37	$75.46	$73.22
Total Return[2]	13.49%	19.99%	-10.62%	37.43%	4.98%	-0.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$312	$271	$225	$372	$210	$202
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.46%	1.49%	1.27%	1.25%	1.71%	1.87%
Portfolio Turnover Rate[4]	3%	10%	4%	5%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund
Notes to Financial Statements
Vanguard Industrials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 29, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Industrials Index Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Industrials Index Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $152,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,301,128	—	—	5,301,128
Temporary Cash Investments	16,430	—	—	16,430
Total	5,317,558	—	—	5,317,558
Derivative Financial Instruments
Liabilities
Swap Contracts	—	24	—	24
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,507,871
Gross Unrealized Appreciation	1,160,598
Gross Unrealized Depreciation	(350,911)
Net Unrealized Appreciation (Depreciation)	809,687
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $253,248,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 29, 2024, the fund purchased $122,722,000 of investment securities and sold $116,898,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $500,801,000 and $494,913,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

Industrials Index Fund
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $6,105,000 and sales were $4,388,000, resulting in net realized loss of $1,071,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	502,423	2,332	930,187	4,752
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(494,965)	(2,600)	(518,694)	(2,800)
Net Increase (Decrease)—ETF Shares	7,458	(268)	411,493	1,952
Admiral Shares
Issued	51,336	476	91,744	925
Issued in Lieu of Cash Distributions	1,921	18	2,908	31
Redeemed	(47,094)	(442)	(85,738)	(905)
Net Increase (Decrease)—Admiral Shares	6,163	52	8,914	51
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.

Information Technology Index Fund
Fund Allocation
As of February 29, 2024
Communications Equipment	3.2%
Electronic Equipment, Instruments & Components	4.3
IT Services	5.8
Semiconductors & Semiconductor Equipment	29.8
Software	38.7
Technology Hardware, Storage & Peripherals	18.2
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Information Technology Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Communications Equipment (3.2%)
	Cisco Systems Inc.	22,666,570	1,096,382
*	Arista Networks Inc.	1,537,244	426,647
	Motorola Solutions Inc.	979,960	323,769
	Juniper Networks Inc.	2,554,594	94,597
*	F5 Inc.	455,784	85,332
*	Ciena Corp.	1,286,131	73,284
*	Lumentum Holdings Inc.	851,508	41,273
*	Calix Inc.	1,021,478	35,619
*	Viavi Solutions Inc.	3,684,558	35,187
*	Extreme Networks Inc.	2,655,749	33,569
*	NetScout Systems Inc.	1,450,963	31,413
*	Harmonic Inc.	2,324,113	30,516
*	ViaSat Inc.	1,359,424	26,604
*	Digi International Inc.	790,188	23,358
*	Infinera Corp.	4,458,525	22,382
	Adtran Holdings Inc.	1,632,026	9,286
*	NETGEAR Inc.	613,772	9,200
*	Clearfield Inc.	294,351	8,880
*	Ribbon Communications Inc.	2,066,370	6,178
*	CommScope Holding Co. Inc.	4,726,318	5,506
*	Casa Systems Inc.	840,006	336
			2,419,318
Electronic Equipment, Instruments & Components (4.3%)
	Amphenol Corp. Class A	3,498,417	382,167
	TE Connectivity Ltd.	1,878,833	269,725
	CDW Corp.	831,320	204,679
*	Keysight Technologies Inc.	1,129,500	174,282
	Corning Inc.	5,177,223	166,914
*	Teledyne Technologies Inc.	312,407	133,482
	Jabil Inc.	877,439	126,430
*	Trimble Inc.	1,803,887	110,380
*	Zebra Technologies Corp. Class A	370,164	103,453
*	Flex Ltd.	3,250,426	91,499
*	Coherent Corp.	1,416,247	84,238
*	Fabrinet	323,437	69,723
	Vontier Corp.	1,484,231	63,822
	Cognex Corp.	1,560,443	61,559
*	Novanta Inc.	346,202	59,872
*	Arrow Electronics Inc.	503,660	59,180
*	Insight Enterprises Inc.	310,686	58,409
	TD SYNNEX Corp.	553,762	57,536
	Littelfuse Inc.	231,717	55,204
*	Itron Inc.	570,839	52,905
	Badger Meter Inc.	310,501	49,273
	Avnet Inc.	1,019,731	47,509
*	Sanmina Corp.	741,475	46,861
	Advanced Energy Industries Inc.	432,361	43,755
	Belden Inc.	512,266	43,635
*	ePlus Inc.	492,164	40,549
	Crane NXT Co.	666,185	38,919
		Shares	Market Value• ($000)
	Vishay Intertechnology Inc.	1,751,669	38,099
*	IPG Photonics Corp.	440,322	38,022
*	Plexus Corp.	398,211	37,591
*	OSI Systems Inc.	268,113	35,171
*	Mirion Technologies Inc.	3,390,848	33,163
*	Rogers Corp.	290,934	32,605
	Napco Security Technologies Inc.	722,402	32,530
*	Knowles Corp.	1,914,744	31,287
*	TTM Technologies Inc.	2,072,321	30,774
	CTS Corp.	646,094	28,790
*	PAR Technology Corp.	611,744	26,807
	Benchmark Electronics Inc.	778,958	23,922
*	ScanSource Inc.	548,454	23,710
*	Arlo Technologies Inc.	1,962,326	20,428
	PC Connection Inc.	258,056	17,130
	Methode Electronics Inc.	738,362	15,727
*	nLight Inc.	968,319	12,811
*	Kimball Electronics Inc.	543,548	12,235
*	SmartRent Inc.	3,729,912	10,817
*	Evolv Technologies Holdings Inc.	2,145,290	10,233
*,1	Lightwave Logic Inc.	2,424,287	10,206
*,1	MicroVision Inc.	4,115,711	9,713
*	FARO Technologies Inc.	413,827	9,266
*,1	Ouster Inc.	735,150	3,992
*	908 Devices Inc.	489,384	3,597
*	Aeva Technologies Inc.	2,287,827	2,311
*	Focus Universal Inc.	642,886	270
			3,247,167
IT Services (5.8%)
	Accenture plc Class A	3,493,071	1,309,133
	International Business Machines Corp.	5,115,385	946,500
*	Snowflake Inc. Class A	1,630,538	306,998
	Cognizant Technology Solutions Corp. Class A	3,067,056	242,359
*	Gartner Inc.	481,291	224,070
*	MongoDB Inc.	444,840	199,101
*	Cloudflare Inc. Class A	1,856,782	182,967
*	Okta Inc.	1,154,912	123,922
*	VeriSign Inc.	623,561	121,775
*	EPAM Systems Inc.	399,286	121,543
*	Akamai Technologies Inc.	1,040,099	115,368
*	GoDaddy Inc. Class A	994,263	113,495
*	Twilio Inc. Class A	1,342,882	80,022
*	Kyndryl Holdings Inc.	2,428,623	53,357
*	DXC Technology Co.	2,147,099	46,935
*	DigitalOcean Holdings Inc.	1,008,303	38,235
*	Squarespace Inc. Class A	1,033,726	34,402
*	Perficient Inc.	529,814	34,369
*	Fastly Inc. Class A	2,141,364	30,450
*	Couchbase Inc.	682,153	19,155
		Shares	Market Value• ($000)
*	Grid Dynamics Holdings Inc.	1,237,729	16,697
	Hackett Group Inc.	534,858	13,222
*	BigCommerce Holdings Inc. Series 1	1,413,366	10,953
*	Applied Digital Corp.	2,002,127	8,309
*	Unisys Corp.	1,493,025	7,749
*	Thoughtworks Holding Inc.	2,085,771	6,508
*,1	Tucows Inc. Class A	198,182	3,746
*	Rackspace Technology Inc.	1,139,251	2,404
			4,413,744
Semiconductors & Semiconductor Equipment (29.8%)
	NVIDIA Corp.	10,039,331	7,942,316
	Broadcom Inc.	2,463,667	3,203,974
*	Advanced Micro Devices Inc.	9,001,742	1,733,105
	Intel Corp.	23,554,783	1,014,033
	QUALCOMM Inc.	6,261,782	988,047
	Applied Materials Inc.	4,710,169	949,664
	Texas Instruments Inc.	5,104,549	854,144
	Lam Research Corp.	752,128	705,684
	Micron Technology Inc.	6,322,843	572,913
	Analog Devices Inc.	2,838,940	544,565
	KLA Corp.	783,197	534,375
	NXP Semiconductors NV	1,514,024	378,097
	Marvell Technology Inc.	5,094,432	365,067
	Microchip Technology Inc.	3,243,135	272,877
	Monolithic Power Systems Inc.	293,918	211,633
*	ON Semiconductor Corp.	2,651,694	209,272
	Entegris Inc.	1,024,461	137,647
*	Enphase Energy Inc.	933,557	118,571
	Skyworks Solutions Inc.	1,101,268	115,545
	Teradyne Inc.	1,072,573	111,108
*	First Solar Inc.	704,784	108,459
*	Qorvo Inc.	761,099	87,184
*	Lattice Semiconductor Corp.	1,076,579	82,477
*	Onto Innovation Inc.	426,028	78,457
	MKS Instruments Inc.	574,868	70,571
	Universal Display Corp.	376,035	65,588
*	Rambus Inc.	1,008,918	59,768
*	Cirrus Logic Inc.	580,261	53,280
*	MACOM Technology Solutions Holdings Inc.	591,205	52,221
*	Silicon Laboratories Inc.	346,479	47,655
	Power Integrations Inc.	633,193	45,248
*	Synaptics Inc.	436,653	43,709
	Amkor Technology Inc.	1,400,191	43,434
*	Axcelis Technologies Inc.	381,523	42,986
*	FormFactor Inc.	991,029	42,644
*	Impinj Inc.	385,276	42,080
*	Ultra Clean Holdings Inc.	947,010	40,911

Information Technology Index Fund
		Shares	Market Value• ($000)
*	Wolfspeed Inc.	1,564,926	40,719
*	Diodes Inc.	598,830	40,708
*	SolarEdge Technologies Inc.	588,616	39,537
*	Credo Technology Group Holding Ltd.	1,798,177	38,733
*	Photronics Inc.	1,331,386	38,331
*	Veeco Instruments Inc.	1,045,142	37,845
*	Allegro MicroSystems Inc.	1,180,495	37,174
	Kulicke & Soffa Industries Inc.	775,588	36,933
*	Ambarella Inc.	652,639	36,450
*	Cohu Inc.	988,547	31,762
*	MaxLinear Inc.	1,633,061	31,747
*	ACM Research Inc. Class A	971,413	30,036
*	Semtech Corp.	1,403,575	29,756
*	Sitime Corp.	320,685	29,663
*	Ichor Holdings Ltd.	641,533	27,458
*	SMART Global Holdings Inc.	1,131,650	24,070
*	PDF Solutions Inc.	668,199	22,712
*	indie Semiconductor Inc. Class A	2,993,523	18,530
*	Navitas Semiconductor Corp.	2,728,177	16,751
*	CEVA Inc.	512,936	11,613
*	Alpha & Omega Semiconductor Ltd.	515,694	11,294
*	Aehr Test Systems	599,333	9,751
*	Magnachip Semiconductor Corp.	845,714	4,821
			22,615,703
Software (38.6%)
	Microsoft Corp.	33,556,940	13,880,493
*	Salesforce Inc.	5,409,986	1,670,712
*	Adobe Inc.	2,521,915	1,412,979
	Intuit Inc.	1,568,882	1,039,996
	Oracle Corp.	9,214,738	1,029,102
*	ServiceNow Inc.	1,149,784	886,874
*	Palo Alto Networks Inc.	1,635,450	507,889
*	Synopsys Inc.	872,303	500,466
*	Cadence Design Systems Inc.	1,566,363	476,770
*	Crowdstrike Holdings Inc. Class A	1,338,279	433,803
*	Workday Inc. Class A	1,221,387	359,894
	Roper Technologies Inc.	626,343	341,188
*	Autodesk Inc.	1,265,500	326,714
*	Fortinet Inc.	4,060,406	280,615
*	Palantir Technologies Inc. Class A	11,133,687	279,233
*	Datadog Inc. Class A	1,673,371	219,981
*	Atlassian Corp. Ltd. Class A	962,949	199,735
*	Fair Isaac Corp.	156,244	198,416
*	HubSpot Inc.	304,781	188,602
*	ANSYS Inc.	545,896	182,422
*	Splunk Inc.	1,026,006	160,283
*	Zscaler Inc.	594,408	143,829
*	PTC Inc.	784,768	143,620
*	Tyler Technologies Inc.	283,555	123,953
*	Zoom Video Communications Inc. Class A	1,718,822	121,572
*	Nutanix Inc. Class A	1,870,542	118,143
*,1	MicroStrategy Inc. Class A	114,728	117,348
		Shares	Market Value• ($000)
*	Manhattan Associates Inc.	433,670	109,862
*	Elastic NV	736,210	98,512
*	Dynatrace Inc.	1,958,554	97,046
	Gen Digital Inc. (XNGS)	4,255,231	91,445
*	DocuSign Inc.	1,598,034	85,127
	Bentley Systems Inc. Class B	1,609,186	82,664
*	AppLovin Corp. Class A	1,330,904	79,482
*,1	Marathon Digital Holdings Inc.	3,031,578	78,518
*	UiPath Inc. Class A	3,276,419	77,815
*	Guidewire Software Inc.	641,721	76,583
*	SentinelOne Inc. Class A	2,492,864	70,224
*	Procore Technologies Inc.	835,790	65,217
*	Gitlab Inc. Class A	885,105	63,834
*	SPS Commerce Inc.	326,508	60,456
*	Unity Software Inc.	2,046,693	60,009
*	Qualys Inc.	345,491	59,376
*	Samsara Inc. Class A	1,692,289	58,469
*	Confluent Inc. Class A	1,725,290	58,436
*	Varonis Systems Inc.	1,147,726	58,304
*	Bill Holdings Inc.	897,428	56,834
*	Dropbox Inc. Class A	2,346,059	56,188
*	Aspen Technology Inc.	285,944	55,442
*	Tenable Holdings Inc.	1,146,385	55,210
*	JFrog Ltd.	1,221,191	54,697
*	Smartsheet Inc. Class A	1,247,830	52,671
*	Appfolio Inc. Class A	210,465	50,951
*	CommVault Systems Inc.	530,430	50,767
	Dolby Laboratories Inc. Class A	625,540	50,669
*,1	C3.ai Inc. Class A	1,363,894	50,423
*	Altair Engineering Inc. Class A	585,542	49,818
*	Alarm.com Holdings Inc.	624,866	47,296
*	ACI Worldwide Inc.	1,404,869	46,234
*	Workiva Inc.	512,654	44,150
*	Teradata Corp.	1,166,941	43,900
*	Box Inc. Class A	1,692,367	43,646
*	Rapid7 Inc.	743,809	43,572
*	Five9 Inc.	702,648	42,862
*,1	Riot Platforms Inc.	2,986,801	42,174
*	Q2 Holdings Inc.	911,787	42,152
*	Alteryx Inc. Class A	875,908	42,079
*	HashiCorp Inc. Class A	1,613,541	42,065
*	DoubleVerify Holdings Inc.	1,353,079	41,797
*	Freshworks Inc. Class A	2,032,756	41,550
	Pegasystems Inc.	635,811	41,353
*	Sprout Social Inc. Class A	653,498	40,399
*	Blackbaud Inc.	577,461	39,949
*	Braze Inc. Class A	701,632	39,923
*	RingCentral Inc. Class A	1,184,382	39,582
*	Blackline Inc.	693,720	39,355
*	Cleanspark Inc.	2,337,942	39,090
	InterDigital Inc.	361,657	38,705
*	Vertex Inc. Class A	1,125,839	37,806
*	PagerDuty Inc.	1,468,187	35,471
	Progress Software Corp.	659,269	35,179
*	LiveRamp Holdings Inc.	1,005,539	35,174
*	Envestnet Inc.	678,636	34,970
*	Verint Systems Inc.	1,080,153	34,144
*	Asana Inc. Class A	1,699,518	33,480
*	Zeta Global Holdings Corp. Class A	3,187,142	33,465
		Shares	Market Value• ($000)
*	NCR Voyix Corp.	2,286,615	33,407
*	Agilysys Inc.	425,495	33,103
*	Sprinklr Inc. Class A	2,525,936	32,913
*	Aurora Innovation Inc.	12,927,982	32,837
*,1	SoundHound AI Inc. Class A	4,345,173	32,241
*	nCino Inc.	1,073,906	32,045
*	Clearwater Analytics Holdings Inc. Class A	1,859,715	32,024
	Clear Secure Inc. Class A	1,648,677	31,737
*	Informatica Inc. Class A	964,473	31,423
*	PROS Holdings Inc.	853,312	30,506
*	Appian Corp. Class A	774,381	26,987
*	Intapp Inc.	684,278	26,844
	Adeia Inc.	2,339,187	26,526
*	PowerSchool Holdings Inc. Class A	1,254,671	26,210
*	Everbridge Inc.	896,461	25,343
*	Alkami Technology Inc.	936,600	23,368
*	Zuora Inc. Class A	2,799,673	22,621
*	Model N Inc.	858,153	21,076
	A10 Networks Inc.	1,535,959	20,444
*	Jamf Holding Corp.	1,098,361	19,759
*	AvePoint Inc.	2,404,874	19,239
*	N-Able Inc.	1,396,636	18,813
*	Amplitude Inc. Class A	1,461,247	17,330
*	E2open Parent Holdings Inc.	3,673,818	15,540
*	Yext Inc.	2,301,525	13,625
*	Cerence Inc.	900,184	13,413
*	Olo Inc. Class A	2,265,529	13,185
*	SolarWinds Corp.	1,086,332	12,971
*	Matterport Inc.	5,671,106	12,023
*	Mitek Systems Inc.	1,009,452	11,720
*,1	Digimarc Corp.	311,007	10,904
*	Xperi Inc.	948,493	10,395
*	SEMrush Holdings Inc. Class A	784,209	9,787
*	Weave Communications Inc.	758,630	9,506
*	MeridianLink Inc.	427,878	8,113
*	Domo Inc. Class B	691,477	7,959
	American Software Inc. Class A	704,926	7,909
*	OneSpan Inc.	696,184	6,690
*	Enfusion Inc. Class A	770,903	6,684
*	Digital Turbine Inc.	2,095,124	6,642
*,1	Terawulf Inc.	3,420,439	6,413
*	Consensus Cloud Solutions Inc.	397,134	6,322
*	8x8 Inc.	2,220,586	6,284
*	Telos Corp.	1,139,385	4,182
*	CS Disco Inc.	621,979	4,142
	ON24 Inc.	587,719	4,126
*,1	Cipher Mining Inc.	1,390,054	4,115
*	Rimini Street Inc.	1,133,601	3,662
*	NextNav Inc.	842,532	3,606
*	Expensify Inc. Class A	981,450	2,041
*	LivePerson Inc.	1,499,901	1,905
*,1	Veritone Inc.	816,665	1,870
*	SecureWorks Corp. Class A	241,168	1,592
			29,365,325
Technology Hardware, Storage & Peripherals (18.2%)
	Apple Inc.	69,130,925	12,495,415
*	Super Micro Computer Inc.	330,738	286,459
	HP Inc.	5,966,579	169,033

Information Technology Index Fund
		Shares	Market Value• ($000)
	Dell Technologies Inc. Class C	1,691,815	160,147
*	Western Digital Corp.	2,225,139	132,329
	Hewlett Packard Enterprise Co.	8,679,596	132,190
	Seagate Technology Holdings plc	1,358,091	126,370
	NetApp Inc.	1,416,608	126,248
*	Pure Storage Inc. Class A	2,198,608	115,757
	Xerox Holdings Corp.	2,150,034	40,098
*,1	IonQ Inc.	3,138,523	32,515
*	Corsair Gaming Inc.	1,011,904	13,104
*	CPI Card Group Inc.	99,129	1,874
			13,831,539
Total Common Stocks (Cost $54,359,428)			75,892,796
		Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 5.400% (Cost $247,001)	2,470,564	247,032
Total Investments (100.2%) (Cost $54,606,429)			76,139,828
Other Assets and Liabilities—Net (-0.2%)			(120,189)
Net Assets (100.0%)			76,019,639
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $181,532,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $182,518,000 was received for securities on loan, of which $182,468,000 is held in Vanguard Market Liquidity Fund and $50,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2024	280	101,263	1,089

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Palo Alto Networks Inc.	8/30/24	BANA	46,583	(5.326)	—	(218)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Statement of Assets and Liabilities
As of February 29, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $54,359,428)	75,892,796
Affiliated Issuers (Cost $247,001)	247,032
Total Investments in Securities	76,139,828
Investment in Vanguard	2,262
Cash	30,878
Cash Collateral Pledged—Futures Contracts	3,584
Cash Collateral Pledged—Over-the-Counter Swap Contracts	3,770
Receivables for Investment Securities Sold	3,081,853
Receivables for Accrued Income	55,861
Receivables for Capital Shares Issued	13,303
Variation Margin Receivable—Futures Contracts	704
Total Assets	79,332,043
Liabilities
Payables for Investment Securities Purchased	3,097,752
Collateral for Securities on Loan	182,518
Payables for Capital Shares Redeemed	29,024
Payables to Vanguard	2,892
Unrealized Depreciation—Over-the-Counter Swap Contracts	218
Total Liabilities	3,312,404
Net Assets	76,019,639
1 Includes $181,532,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	51,468,021
Total Distributable Earnings (Loss)	24,551,618
Net Assets	76,019,639

ETF Shares—Net Assets
Applicable to 124,878,298 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	64,726,501
Net Asset Value Per Share—ETF Shares	$518.32

Admiral Shares—Net Assets
Applicable to 42,551,804 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,293,138
Net Asset Value Per Share—Admiral Shares	$265.40

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends[1]	248,246
Interest[2]	2,888
Securities Lending—Net	2,977
Total Income	254,111
Expenses
The Vanguard Group—Note B
Investment Advisory Services	736
Management and Administrative— ETF Shares	25,310
Management and Administrative— Admiral Shares	4,339
Marketing and Distribution— ETF Shares	1,398
Marketing and Distribution— Admiral Shares	251
Custodian Fees	121
Shareholders’ Reports—ETF Shares	502
Shareholders’ Reports—Admiral Shares	26
Trustees’ Fees and Expenses	25
Other Expenses	9
Total Expenses	32,717
Expenses Paid Indirectly	(42)
Net Expenses	32,675
Net Investment Income	221,436
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	5,344,833
Futures Contracts	8,622
Swap Contracts	9,199
Realized Net Gain (Loss)	5,362,654
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	5,220,838
Futures Contracts	(813)
Swap Contracts	(218)
Change in Unrealized Appreciation (Depreciation)	5,219,807
Net Increase (Decrease) in Net Assets Resulting from Operations	10,803,897
1	Dividends are net of foreign withholding taxes of $450,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,778,000, $18,000, $1,000, and ($13,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $5,701,290,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	221,436	431,970
Realized Net Gain (Loss)	5,362,654	7,734,242
Change in Unrealized Appreciation (Depreciation)	5,219,807	5,504,560
Net Increase (Decrease) in Net Assets Resulting from Operations	10,803,897	13,670,772
Distributions
ETF Shares	(203,307)	(377,208)
Admiral Shares	(33,965)	(55,088)
Total Distributions	(237,272)	(432,296)
Capital Share Transactions
ETF Shares	2,050,296	(1,393,287)
Admiral Shares	966,784	1,038,391
Net Increase (Decrease) from Capital Share Transactions	3,017,080	(354,896)
Total Increase (Decrease)	13,583,705	12,883,580
Net Assets
Beginning of Period	62,435,934	49,552,354
End of Period	76,019,639	62,435,934

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$444.81	$349.23	$426.48	$328.54	$213.66	$202.82
Investment Operations
Net Investment Income[1]	1.553	3.090	3.003	2.634	2.926	2.572
Net Realized and Unrealized Gain (Loss) on Investments	73.633	95.573	(77.272)	97.919	114.955	10.792
Total from Investment Operations	75.186	98.663	(74.269)	100.553	117.881	13.364
Distributions
Dividends from Net Investment Income	(1.676)	(3.083)	(2.981)	(2.613)	(3.001)	(2.524)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.676)	(3.083)	(2.981)	(2.613)	(3.001)	(2.524)
Net Asset Value, End of Period	$518.32	$444.81	$349.23	$426.48	$328.54	$213.66
Total Return	16.97%	28.47%	-17.50%	30.80%	55.72%	6.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$64,727	$53,653	$43,558	$51,238	$38,711	$20,738
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%[2]	0.10%[2]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.68%	0.83%	0.76%	0.73%	1.17%	1.32%
Portfolio Turnover Rate[3]	8%	15%	6%	4%	5%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$227.76	$178.82	$218.38	$168.23	$109.40	$103.86
Investment Operations
Net Investment Income[1]	.797	1.591	1.538	1.353	1.504	1.326
Net Realized and Unrealized Gain (Loss) on Investments	37.702	48.931	(39.572)	50.136	58.864	5.509
Total from Investment Operations	38.499	50.522	(38.034)	51.489	60.368	6.835
Distributions
Dividends from Net Investment Income	(.859)	(1.582)	(1.526)	(1.339)	(1.538)	(1.295)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.859)	(1.582)	(1.526)	(1.339)	(1.538)	(1.295)
Net Asset Value, End of Period	$265.40	$227.76	$178.82	$218.38	$168.23	$109.40
Total Return[2]	16.97%	28.47%	-17.50%	30.81%	55.78%	6.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,293	$8,783	$5,994	$7,301	$5,149	$2,470
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	0.68%	0.83%	0.75%	0.73%	1.17%	1.32%
Portfolio Turnover Rate[4]	8%	15%	6%	4%	5%	5%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund
Notes to Financial Statements
Vanguard Information Technology Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a

Information Technology Index Fund
counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 29, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.

Information Technology Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $2,262,000, representing less than 0.01% of the fund’s net assets and 0.90% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $42,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Information Technology Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	75,892,796	—	—	75,892,796
Temporary Cash Investments	247,032	—	—	247,032
Total	76,139,828	—	—	76,139,828
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,089	—	—	1,089
Liabilities
Swap Contracts	—	218	—	218
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	54,729,981
Gross Unrealized Appreciation	22,625,313
Gross Unrealized Depreciation	(1,214,377)
Net Unrealized Appreciation (Depreciation)	21,410,936
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $2,279,389,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 29, 2024, the fund purchased $6,234,835,000 of investment securities and sold $5,279,988,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $10,581,743,000 and $8,532,791,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $2,378,000 and sales were $128,590,000, resulting in net realized gain of $921,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	10,638,677[1]	21,784[1]	16,506,313	41,443
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(8,588,381)[1]	(17,525)[1]	(17,899,600)	(45,550)
Net Increase (Decrease)—ETF Shares	2,050,296	4,259	(1,393,287)	(4,107)

Information Technology Index Fund
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,817,041	7,545	2,150,542	10,897
Issued in Lieu of Cash Distributions	30,963	137	50,075	271
Redeemed	(881,220)	(3,693)	(1,162,226)	(6,126)
Net Increase (Decrease)—Admiral Shares	966,784	3,989	1,038,391	5,042
1	Includes unsettled in-kind transactions as of February 29, 2024 for 9,600,000 issued shares and 9,925,000 redeemed shares valued at $4,944,890,000 and $5,122,229,000, respectively, which settled shortly afterwards.
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.

Materials Index Fund
Fund Allocation
As of February 29, 2024
Chemicals	61.3%
Construction Materials	7.1
Containers & Packaging	11.4
Metals & Mining	19.6
Paper & Forest Products	0.6
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Materials Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Chemicals (61.1%)
	Linde plc	1,536,381	689,558
	Sherwin-Williams Co.	770,494	255,827
	Ecolab Inc.	813,137	182,826
	Air Products and Chemicals Inc.	704,139	164,797
	Dow Inc.	2,222,337	124,184
	Corteva Inc.	2,232,938	119,507
	PPG Industries Inc.	747,154	105,797
	DuPont de Nemours Inc.	1,362,417	94,266
	LyondellBasell Industries NV Class A	822,177	82,448
	International Flavors & Fragrances Inc.	808,855	61,069
	Celanese Corp.	327,682	49,798
	CF Industries Holdings Inc.	605,368	48,865
	RPM International Inc.	408,356	47,104
	Albemarle Corp.	324,845	44,780
	Eastman Chemical Co.	375,669	32,961
	Mosaic Co.	1,035,554	32,268
*	Axalta Coating Systems Ltd.	697,110	22,816
	FMC Corp.	395,299	22,291
	Olin Corp.	388,351	20,893
*	Arcadium Lithium plc	3,403,186	18,683
	Element Solutions Inc.	727,084	17,086
	Westlake Corp.	121,818	16,897
	Balchem Corp.	102,170	16,060
	Cabot Corp.	175,268	14,889
	NewMarket Corp.	22,790	14,624
	Ashland Inc.	152,883	14,316
	HB Fuller Co.	171,191	13,615
	Huntsman Corp.	524,560	13,429
	Avient Corp.	288,857	11,693
	Innospec Inc.	78,801	9,793
	Chemours Co.	470,364	9,252
	Scotts Miracle-Gro Co.	134,701	8,850
	Quaker Chemical Corp.	39,895	7,999
	Sensient Technologies Corp.	113,749	7,608
	Minerals Technologies Inc.	103,126	7,462
	Stepan Co.	70,871	6,322
	Tronox Holdings plc	372,630	5,478
*,1	Ginkgo Bioworks Holdings Inc.	3,335,893	5,071
*	Ingevity Corp.	108,647	4,963
	Hawkins Inc.	63,010	4,426
	Orion SA	183,838	4,144
	Koppers Holdings Inc.	66,274	3,752
*	Aspen Aerogels Inc.	193,527	3,325
*	Ecovyst Inc.	329,040	3,175
	Mativ Holdings Inc.	172,580	2,998
*	Perimeter Solutions SA	456,614	2,776
	AdvanSix Inc.	85,347	2,388
*,1	PureCycle Technologies Inc.	336,437	1,948
		Shares	Market Value• ($000)
*	LSB Industries Inc.	152,518	1,122
	American Vanguard Corp.	88,010	943
	Kronos Worldwide Inc.	73,360	667
*	Intrepid Potash Inc.	31,229	658
*,1	Danimer Scientific Inc.	306,727	411
	Trinseo plc	86,711	390
*,1	Origin Materials Inc.	366,649	218
			2,459,486
Construction Materials (7.0%)
	Martin Marietta Materials Inc.	195,846	113,142
	Vulcan Materials Co.	421,030	111,931
	Eagle Materials Inc.	110,555	28,031
*	Summit Materials Inc. Class A	378,669	16,173
*	Knife River Corp.	170,299	12,617
	United States Lime & Minerals Inc.	7,196	1,835
			283,729
Containers & Packaging (11.4%)
	Ball Corp.	999,058	63,960
	Avery Dennison Corp.	255,181	55,254
	Packaging Corp. of America	283,987	51,456
	Amcor plc	4,579,495	41,490
	International Paper Co.	1,041,508	36,828
	Westrock Co.	812,764	36,810
	Crown Holdings Inc.	382,287	29,291
	AptarGroup Inc.	208,447	29,278
	Graphic Packaging Holding Co.	969,133	25,149
	Berry Global Group Inc.	367,317	21,381
	Sonoco Products Co.	310,376	17,592
	Sealed Air Corp.	457,666	15,959
	Silgan Holdings Inc.	269,944	11,853
*	O-I Glass Inc.	489,452	8,282
	Greif Inc. Class A	80,861	5,212
	TriMas Corp.	130,747	3,073
	Pactiv Evergreen Inc.	141,587	2,088
	Myers Industries Inc.	99,976	1,923
*	Ranpak Holdings Corp.	138,729	659
			457,538
Metals & Mining (19.6%)
	Freeport-McMoRan Inc.	4,543,614	171,794
	Nucor Corp.	778,928	149,788
	Newmont Corp. (XNYS)	3,651,636	114,114
	Steel Dynamics Inc.	487,059	65,178
	Reliance Steel & Aluminum Co.	182,091	58,491
*	Cleveland-Cliffs Inc.	1,599,653	33,273
	United States Steel Corp.	495,003	23,433
	Royal Gold Inc.	208,134	21,361
	Commercial Metals Co.	368,384	19,893
*	ATI Inc.	404,238	19,880
	Alcoa Corp.	565,503	15,387
	Alpha Metallurgical Resources Inc.	35,746	13,485
		Shares	Market Value• ($000)
	Carpenter Technology Corp.	156,236	10,101
	Warrior Met Coal Inc.	164,825	9,390
	Arch Resources Inc.	55,296	9,140
	Materion Corp.	65,404	8,785
*	MP Materials Corp.	451,807	6,872
	Hecla Mining Co.	1,864,211	6,599
	Kaiser Aluminum Corp.	50,931	3,694
*	Worthington Steel Inc.	103,884	3,289
*	Coeur Mining Inc.	1,212,446	3,140
	Ryerson Holding Corp.	97,204	3,070
	SunCoke Energy Inc.	266,897	2,859
*	TimkenSteel Corp.	122,658	2,668
	Compass Minerals International Inc.	110,997	2,531
	Haynes International Inc.	40,219	2,390
*	Century Aluminum Co.	175,409	1,837
*,1	Ivanhoe Electric Inc.	227,724	1,685
	Radius Recycling Inc.	83,206	1,644
	Ramaco Resources Inc. Class A	83,463	1,467
*	Piedmont Lithium Inc.	57,687	840
*	5e Advanced Materials Inc.	97,959	177
			788,255
Paper & Forest Products (0.6%)
	Louisiana-Pacific Corp.	205,677	15,214
	Sylvamo Corp.	118,386	7,152
*	Clearwater Paper Corp.	52,748	2,072
	Mercer International Inc.	125,593	1,153
			25,591
Total Common Stocks (Cost $3,748,877)			4,014,599
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 5.400% (Cost $17,461)	174,635	17,462
Total Investments (100.1%) (Cost $3,766,338)			4,032,061
Other Assets and Liabilities—Net (-0.1%)			(3,293)
Net Assets (100.0%)			4,028,768
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,472,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,958,000 was received for securities on loan.

Materials Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Albemarle Corp.	1/31/25	CITNA	6,479	(5.326)	—	(23)
United States Steel Corp.	8/30/24	BANA	10,036	(5.326)	—	(32)
					—	(55)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At February 29, 2024, the counterparties had deposited in segregated accounts securities with a value of $382,000 and cash of $260,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Statement of Assets and Liabilities
As of February 29, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $3,748,877)	4,014,599
Affiliated Issuers (Cost $17,461)	17,462
Total Investments in Securities	4,032,061
Investment in Vanguard	120
Receivables for Investment Securities Sold	14,875
Receivables for Accrued Income	6,198
Receivables for Capital Shares Issued	435
Total Assets	4,053,689
Liabilities
Due to Custodian	21
Payables for Investment Securities Purchased	13,968
Collateral for Securities on Loan	7,958
Payables for Capital Shares Redeemed	2,767
Payables to Vanguard	152
Unrealized Depreciation—Over-the-Counter Swap Contracts	55
Total Liabilities	24,921
Net Assets	4,028,768
1 Includes $6,472,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	3,842,412
Total Distributable Earnings (Loss)	186,356
Net Assets	4,028,768

ETF Shares—Net Assets
Applicable to 14,925,712 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,882,104
Net Asset Value Per Share—ETF Shares	$193.10

Admiral Shares—Net Assets
Applicable to 11,655,292 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,146,664
Net Asset Value Per Share—Admiral Shares	$98.38

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends[1]	35,071
Interest[2]	297
Securities Lending—Net	76
Total Income	35,444
Expenses
The Vanguard Group—Note B
Investment Advisory Services	41
Management and Administrative— ETF Shares	1,161
Management and Administrative— Admiral Shares	482
Marketing and Distribution— ETF Shares	57
Marketing and Distribution— Admiral Shares	29
Custodian Fees	10
Shareholders’ Reports—ETF Shares	89
Shareholders’ Reports—Admiral Shares	4
Trustees’ Fees and Expenses	1
Other Expenses	9
Total Expenses	1,883
Expenses Paid Indirectly	(3)
Net Expenses	1,880
Net Investment Income	33,564
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	90,540
Swap Contracts	255
Realized Net Gain (Loss)	90,795
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	93,391
Swap Contracts	(13)
Change in Unrealized Appreciation (Depreciation)	93,378
Net Increase (Decrease) in Net Assets Resulting from Operations	217,737
1	Dividends are net of foreign withholding taxes of $1,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $297,000, ($1,000), less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $110,656,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	33,564	72,647
Realized Net Gain (Loss)	90,795	99,739
Change in Unrealized Appreciation (Depreciation)	93,378	247,690
Net Increase (Decrease) in Net Assets Resulting from Operations	217,737	420,076
Distributions
ETF Shares	(27,007)	(53,383)
Admiral Shares	(10,347)	(19,101)
Total Distributions	(37,354)	(72,484)
Capital Share Transactions
ETF Shares	(304,521)	(71,615)
Admiral Shares	17,793	(24,601)
Net Increase (Decrease) from Capital Share Transactions	(286,728)	(96,216)
Total Increase (Decrease)	(106,345)	251,376
Net Assets
Beginning of Period	4,135,113	3,883,737
End of Period	4,028,768	4,135,113

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$182.61	$166.09	$187.02	$134.84	$122.80	$134.33
Investment Operations
Net Investment Income[1]	1.590	3.253	3.213	2.801	2.522	2.501
Net Realized and Unrealized Gain (Loss) on Investments	10.651	16.513	(20.893)	52.014	12.053	(11.541)
Total from Investment Operations	12.241	19.766	(17.680)	54.815	14.575	(9.040)
Distributions
Dividends from Net Investment Income	(1.751)	(3.246)	(3.250)	(2.635)	(2.535)	(2.490)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.751)	(3.246)	(3.250)	(2.635)	(2.535)	(2.490)
Net Asset Value, End of Period	$193.10	$182.61	$166.09	$187.02	$134.84	$122.80
Total Return	6.77%	12.09%	-9.55%	41.00%	12.12%	-6.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,882	$3,070	$2,889	$3,924	$1,676	$1,921
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%[2]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.77%	1.87%	1.76%	1.66%	2.05%	2.04%
Portfolio Turnover Rate[3]	3%	5%	4%	5%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$93.04	$84.62	$95.29	$68.70	$62.57	$68.45
Investment Operations
Net Investment Income[1]	.810	1.654	1.652	1.424	1.294	1.282
Net Realized and Unrealized Gain (Loss) on Investments	5.423	8.420	(10.665)	26.507	6.130	(5.892)
Total from Investment Operations	6.233	10.074	(9.013)	27.931	7.424	(4.610)
Distributions
Dividends from Net Investment Income	(.893)	(1.654)	(1.657)	(1.341)	(1.294)	(1.270)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.893)	(1.654)	(1.657)	(1.341)	(1.294)	(1.270)
Net Asset Value, End of Period	$98.38	$93.04	$84.62	$95.29	$68.70	$62.57
Total Return[2]	6.78%	12.10%	-9.56%	41.04%	12.14%	-6.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,147	$1,065	$994	$1,078	$583	$482
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.77%	1.86%	1.78%	1.67%	2.08%	2.04%
Portfolio Turnover Rate[4]	3%	5%	4%	5%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund
Notes to Financial Statements
Vanguard Materials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 29, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Materials Index Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Materials Index Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $120,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,014,599	—	—	4,014,599
Temporary Cash Investments	17,462	—	—	17,462
Total	4,032,061	—	—	4,032,061
Derivative Financial Instruments
Liabilities
Swap Contracts	—	55	—	55
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,779,419
Gross Unrealized Appreciation	733,974
Gross Unrealized Depreciation	(481,332)
Net Unrealized Appreciation (Depreciation)	252,642
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $168,286,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 29, 2024, the fund purchased $154,195,000 of investment securities and sold $131,781,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $220,665,000 and $530,108,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

Materials Index Fund
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $243,000 and sales were $1,155,000, resulting in net realized gain of $75,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	225,705	1,227	492,462	2,743
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(530,226)	(3,115)	(564,077)	(3,325)
Net Increase (Decrease)—ETF Shares	(304,521)	(1,888)	(71,615)	(582)
Admiral Shares
Issued	123,786	1,363	237,053	2,655
Issued in Lieu of Cash Distributions	9,491	104	17,073	200
Redeemed	(115,484)	(1,256)	(278,727)	(3,163)
Net Increase (Decrease)—Admiral Shares	17,793	211	(24,601)	(308)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.

Utilities Index Fund
Fund Allocation
As of February 29, 2024
Electric Utilities	61.9%
Gas Utilities	4.3
Independent Power and Renewable Electricity Producers	3.8
Multi-Utilities	26.0
Water Utilities	4.0
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Utilities Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (99.6%)
Electric Utilities (61.7%)
NextEra Energy Inc.	12,429,669	685,993
Southern Co.	6,607,178	444,333
Duke Energy Corp.	4,669,110	428,764
Constellation Energy Corp.	1,934,873	325,929
American Electric Power Co. Inc.	3,185,892	271,406
Exelon Corp.	6,030,549	216,135
PG&E Corp.	11,179,016	186,578
Xcel Energy Inc.	3,343,002	176,143
Edison International	2,323,741	158,061
Entergy Corp.	1,281,139	130,125
Eversource Energy	2,116,296	124,227
FirstEnergy Corp.	3,302,466	120,903
PPL Corp.	4,465,644	117,759
NRG Energy Inc.	1,367,726	75,663
Alliant Energy Corp.	1,545,932	73,818
Evergy Inc.	1,391,683	68,944
Pinnacle West Capital Corp.	686,984	46,942
OGE Energy Corp.	1,213,375	39,932
IDACORP Inc.	306,634	27,018
Portland General Electric Co.	612,631	24,609
Otter Tail Corp.	227,425	20,573
ALLETE Inc.	348,207	19,722
PNM Resources Inc.	494,001	18,036
Avangrid Inc.	468,630	14,589
MGE Energy Inc.	219,088	13,844
Hawaiian Electric Industries Inc.	667,451	8,130
		3,838,176
Gas Utilities (4.3%)
Atmos Energy Corp.	913,778	103,175
UGI Corp.	1,269,182	31,069
National Fuel Gas Co.	528,501	25,759
New Jersey Resources Corp.	592,400	24,650
Southwest Gas Holdings Inc.	346,586	23,620
		Shares	Market Value• ($000)
	ONE Gas Inc.	335,945	20,022
	Spire Inc.	322,469	19,129
	Chesapeake Utilities Corp.	131,201	13,386
	Northwest Natural Holding Co.	222,910	8,190
			269,000
Independent Power and Renewable Electricity Producers (3.8%)
	Vistra Corp.	2,057,851	112,235
	AES Corp.	4,056,797	61,663
	Ormat Technologies Inc. (XNYS)	329,087	21,440
	NextEra Energy Partners LP	566,038	15,549
	Clearway Energy Inc. Class C	498,833	10,875
*,1	Sunnova Energy International Inc.	666,936	4,855
	Clearway Energy Inc. Class A	199,577	4,044
*	Altus Power Inc.	385,302	2,624
*	Montauk Renewables Inc.	304,777	1,731
			235,016
Multi-Utilities (25.9%)
	Sempra	3,812,602	269,170
	Dominion Energy Inc.	5,069,489	242,474
	Public Service Enterprise Group Inc.	3,018,879	188,378
	Consolidated Edison Inc.	2,091,394	182,390
	WEC Energy Group Inc.	1,910,967	149,992
	DTE Energy Co.	1,249,559	135,390
	Ameren Corp.	1,592,976	113,404
	CMS Energy Corp.	1,767,564	101,405
	CenterPoint Energy Inc.	3,538,088	97,297
	NiSource Inc.	2,710,006	70,623
	Black Hills Corp.	411,918	21,432
	Northwestern Energy Group Inc.	371,017	17,779
	Avista Corp.	468,715	15,561
		Shares	Market Value• ($000)
	Unitil Corp.	97,468	4,967
			1,610,262
Water Utilities (3.9%)
	American Water Works Co. Inc.	1,179,579	139,827
	Essential Utilities Inc.	1,572,978	54,708
	California Water Service Group	349,639	16,045
	American States Water Co.	224,046	15,999
	SJW Group	183,821	10,121
	Middlesex Water Co.	107,788	5,486
	York Water Co.	86,704	3,069
			245,255
Total Common Stocks (Cost $6,618,700)			6,197,709
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 5.400% (Cost $5,097)	50,983	5,098
Total Investments (99.7%) (Cost $6,623,797)			6,202,807
Other Assets and Liabilities—Net (0.3%)			20,533
Net Assets (100.0%)			6,223,340
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,149,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,105,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
CenterPoint Energy Inc.	1/31/25	CITNA	7,865	(5.311)	—	(3)
PG&E Corp.	8/30/24	BANA	18,359	(5.326)	—	(80)
					—	(83)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Statement of Assets and Liabilities
As of February 29, 2024
($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $6,618,700)	6,197,709
Affiliated Issuers (Cost $5,097)	5,098
Total Investments in Securities	6,202,807
Investment in Vanguard	195
Cash Collateral Pledged—Over-the-Counter Swap Contracts	260
Receivables for Investment Securities Sold	18,162
Receivables for Accrued Income	33,782
Receivables for Capital Shares Issued	849
Total Assets	6,256,055
Liabilities
Due to Custodian	2,318
Payables for Investment Securities Purchased	27,906
Collateral for Securities on Loan	1,105
Payables for Capital Shares Redeemed	1,066
Payables to Vanguard	237
Unrealized Depreciation—Over-the-Counter Swap Contracts	83
Total Liabilities	32,715
Net Assets	6,223,340
1 Includes $1,149,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	6,836,516
Total Distributable Earnings (Loss)	(613,176)
Net Assets	6,223,340

ETF Shares—Net Assets
Applicable to 35,852,058 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,822,081
Net Asset Value Per Share—ETF Shares	$134.50

Admiral Shares—Net Assets
Applicable to 20,765,673 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,401,259
Net Asset Value Per Share—Admiral Shares	$67.48

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends	108,775
Interest[1]	372
Securities Lending—Net	60
Total Income	109,207
Expenses
The Vanguard Group—Note B
Investment Advisory Services	68
Management and Administrative— ETF Shares	2,048
Management and Administrative— Admiral Shares	615
Marketing and Distribution— ETF Shares	121
Marketing and Distribution— Admiral Shares	37
Custodian Fees	43
Shareholders’ Reports—ETF Shares	110
Shareholders’ Reports—Admiral Shares	11
Trustees’ Fees and Expenses	2
Other Expenses	9
Total Expenses	3,064
Expenses Paid Indirectly	(1)
Net Expenses	3,063
Net Investment Income	106,144
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	26,832
Swap Contracts	(1,033)
Realized Net Gain (Loss)	25,799
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(116,519)
Swap Contracts	(115)
Change in Unrealized Appreciation (Depreciation)	(116,634)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,309
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $372,000, ($3,000), less than $1,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $66,257,000 of net gain (loss) resulting from in-kind redemptions.

Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	106,144	226,288
Realized Net Gain (Loss)	25,799	110,065
Change in Unrealized Appreciation (Depreciation)	(116,634)	(1,338,131)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,309	(1,001,778)
Distributions
ETF Shares	(90,370)	(174,158)
Admiral Shares	(26,032)	(53,913)
Total Distributions	(116,402)	(228,071)
Capital Share Transactions
ETF Shares	(167,703)	(13,355)
Admiral Shares	(23,899)	(147,955)
Net Increase (Decrease) from Capital Share Transactions	(191,602)	(161,310)
Total Increase (Decrease)	(292,695)	(1,391,159)
Net Assets
Beginning of Period	6,516,035	7,907,194
End of Period	6,223,340	6,516,035

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$136.43	$161.46	$149.52	$129.35	$139.09	$119.32
Investment Operations
Net Investment Income[1]	2.293	4.708	4.393	4.310	4.306	4.087
Net Realized and Unrealized Gain (Loss) on Investments	(1.699)	(25.005)	11.897	20.048	(9.802)	19.562
Total from Investment Operations	.594	(20.297)	16.290	24.358	(5.496)	23.649
Distributions
Dividends from Net Investment Income	(2.524)	(4.733)	(4.350)	(4.188)	(4.244)	(3.879)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.524)	(4.733)	(4.350)	(4.188)	(4.244)	(3.879)
Net Asset Value, End of Period	$134.50	$136.43	$161.46	$149.52	$129.35	$139.09
Total Return	0.47%	-12.75%	11.18%	19.19%	-4.08%	20.17%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,822	$5,071	$6,030	$5,126	$4,014	$4,107
Ratio of Total Expenses to Average Net Assets	0.10%[2]	0.10%[2]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.45%	3.19%	2.87%	3.09%	3.18%	3.22%
Portfolio Turnover Rate[3]	3%	4%	3%	6%	5%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$68.45	$81.00	$75.01	$64.89	$69.78	$59.86
Investment Operations
Net Investment Income[1]	1.159	2.351	2.212	2.166	2.163	2.038
Net Realized and Unrealized Gain (Loss) on Investments	(.862)	(12.527)	5.961	10.055	(4.924)	9.828
Total from Investment Operations	.297	(10.176)	8.173	12.221	(2.761)	11.866
Distributions
Dividends from Net Investment Income	(1.267)	(2.374)	(2.183)	(2.101)	(2.129)	(1.946)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.267)	(2.374)	(2.183)	(2.101)	(2.129)	(1.946)
Net Asset Value, End of Period	$67.48	$68.45	$81.00	$75.01	$64.89	$69.78
Total Return[2]	0.46%	-12.73%	11.22%	19.22%	-4.05%	20.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,401	$1,445	$1,877	$1,582	$1,281	$1,266
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.10%[3]	0.10%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.47%	3.17%	2.88%	3.10%	3.18%	3.22%
Portfolio Turnover Rate[4]	3%	4%	3%	6%	5%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund
Notes to Financial Statements
Vanguard Utilities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 29, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Utilities Index Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Utilities Index Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $195,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,197,709	—	—	6,197,709
Temporary Cash Investments	5,098	—	—	5,098
Total	6,202,807	—	—	6,202,807
Derivative Financial Instruments
Liabilities
Swap Contracts	—	83	—	83
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,643,934
Gross Unrealized Appreciation	394,938
Gross Unrealized Depreciation	(836,065)
Net Unrealized Appreciation (Depreciation)	(441,127)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $238,813,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 29, 2024, the fund purchased $161,685,000 of investment securities and sold $190,183,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $404,341,000 and $578,208,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.

Utilities Index Fund
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $0 and sales were $5,014,000, resulting in net realized loss of $1,053,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	412,389	3,133	791,370	5,346
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(580,092)	(4,450)	(804,725)	(5,525)
Net Increase (Decrease)—ETF Shares	(167,703)	(1,317)	(13,355)	(179)
Admiral Shares
Issued	189,186	2,831	269,479	3,578
Issued in Lieu of Cash Distributions	19,701	295	41,299	562
Redeemed	(232,786)	(3,474)	(458,733)	(6,200)
Net Increase (Decrease)—Admiral Shares	(23,899)	(348)	(147,955)	(2,060)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.

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© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q4832 042024

Semiannual Report  |  February 29, 2024
Vanguard Extended Duration Treasury Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
AboutYour Fund's Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 29, 2024
	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return
Extended Duration Treasury Index Fund
ETF Shares	$1,000.00	$979.30	$0.30
Institutional Shares	1,000.00	979.10	0.30
Institutional Plus Shares	1,000.00	979.10	0.20
Based on Hypothetical 5% Yearly Return
Extended Duration Treasury Index Fund
ETF Shares	$1,000.00	$1,024.56	$0.30
Institutional Shares	1,000.00	1,024.56	0.30
Institutional Plus Shares	1,000.00	1,024.66	0.20
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.06% for ETF Shares, 0.06% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Extended Duration Treasury Index Fund
Distribution by Stated Maturity
As of February 29, 2024
15 - 20 Years	0.3%
20 - 25 Years	51.9
25 - 30 Years	47.8
The table reflects the fund's investments, except for short-term investments.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

Extended Duration Treasury Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	2/15/44	26,800	10,439
United States Treasury Strip Coupon	0.000%	5/15/44	133,900	51,667
United States Treasury Strip Coupon	0.000%	8/15/44	184,811	70,546
United States Treasury Strip Coupon	0.000%	11/15/44	146,901	55,352
United States Treasury Strip Coupon	0.000%	2/15/45	188,708	70,382
United States Treasury Strip Coupon	0.000%	5/15/45	167,685	62,057
United States Treasury Strip Coupon	0.000%	8/15/45	154,486	56,568
United States Treasury Strip Coupon	0.000%	11/15/45	214,113	77,549
United States Treasury Strip Coupon	0.000%	2/15/46	175,159	62,784
United States Treasury Strip Coupon	0.000%	5/15/46	124,534	44,151
United States Treasury Strip Coupon	0.000%	8/15/46	149,135	52,325
United States Treasury Strip Coupon	0.000%	11/15/46	96,440	33,475
United States Treasury Strip Coupon	0.000%	2/15/47	202,845	69,633
United States Treasury Strip Coupon	0.000%	5/15/47	164,575	55,930
United States Treasury Strip Coupon	0.000%	8/15/47	143,140	48,108
United States Treasury Strip Coupon	0.000%	11/15/47	188,551	62,811
United States Treasury Strip Coupon	0.000%	2/15/48	176,573	58,145
United States Treasury Strip Coupon	0.000%	5/15/48	91,028	29,662
United States Treasury Strip Coupon	0.000%	8/15/48	135,821	43,940
United States Treasury Strip Coupon	0.000%	11/15/48	143,445	45,835
United States Treasury Strip Coupon	0.000%	2/15/49	160,554	50,838
United States Treasury Strip Coupon	0.000%	5/15/49	98,802	31,053
United States Treasury Strip Coupon	0.000%	8/15/49	191,284	59,627
United States Treasury Strip Coupon	0.000%	11/15/49	201,259	62,375
United States Treasury Strip Coupon	0.000%	2/15/50	144,722	44,570
United States Treasury Strip Coupon	0.000%	5/15/50	123,290	37,661
United States Treasury Strip Coupon	0.000%	8/15/50	237,653	71,983
United States Treasury Strip Coupon	0.000%	11/15/50	163,899	49,349
United States Treasury Strip Coupon	0.000%	2/15/51	253,759	75,810
United States Treasury Strip Coupon	0.000%	5/15/51	156,229	46,380
United States Treasury Strip Coupon	0.000%	8/15/51	156,650	46,236
United States Treasury Strip Coupon	0.000%	11/15/51	238,106	70,074
United States Treasury Strip Coupon	0.000%	2/15/52	179,800	52,900
United States Treasury Strip Coupon	0.000%	5/15/52	169,719	49,762
United States Treasury Strip Coupon	0.000%	8/15/52	177,763	51,982
United States Treasury Strip Coupon	0.000%	11/15/52	140,912	41,184
United States Treasury Strip Coupon	0.000%	2/15/53	40,815	11,801
United States Treasury Strip Coupon	0.000%	5/15/53	38,366	11,036
United States Treasury Strip Coupon	0.000%	8/15/53	10,197	2,930
4

Extended Duration Treasury Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Strip Coupon	0.000%	11/15/53	1,717	491
United States Treasury Strip Coupon	0.000%	2/15/54	2,906	814
United States Treasury Strip Principal	0.000%	5/15/44	141,156	56,617
United States Treasury Strip Principal	0.000%	8/15/44	177,725	70,521
United States Treasury Strip Principal	0.000%	11/15/44	173,399	68,059
United States Treasury Strip Principal	0.000%	2/15/45	123,448	47,942
United States Treasury Strip Principal	0.000%	5/15/45	151,461	58,218
United States Treasury Strip Principal	0.000%	8/15/45	175,504	66,719
United States Treasury Strip Principal	0.000%	11/15/45	169,358	63,708
United States Treasury Strip Principal	0.000%	2/15/46	76,283	28,386
United States Treasury Strip Principal	0.000%	5/15/46	63,084	23,242
United States Treasury Strip Principal	0.000%	8/15/46	145,491	53,025
United States Treasury Strip Principal	0.000%	11/15/46	157,948	56,985
United States Treasury Strip Principal	0.000%	2/15/47	73,564	26,242
United States Treasury Strip Principal	0.000%	5/15/47	68,283	24,102
United States Treasury Strip Principal	0.000%	8/15/47	64,496	22,528
United States Treasury Strip Principal	0.000%	11/15/47	168,573	58,289
United States Treasury Strip Principal	0.000%	2/15/48	157,485	53,926
United States Treasury Strip Principal	0.000%	5/15/48	156,381	53,072
United States Treasury Strip Principal	0.000%	8/15/48	104,348	35,079
United States Treasury Strip Principal	0.000%	11/15/48	87,274	29,107
United States Treasury Strip Principal	0.000%	2/15/49	167,139	55,221
United States Treasury Strip Principal	0.000%	5/15/49	88,329	28,976
United States Treasury Strip Principal	0.000%	8/15/49	151,367	49,265
United States Treasury Strip Principal	0.000%	11/15/49	132,082	42,648
United States Treasury Strip Principal	0.000%	2/15/50	177,971	56,965
United States Treasury Strip Principal	0.000%	5/15/50	134,757	42,838
United States Treasury Strip Principal	0.000%	8/15/50	209,298	65,880
United States Treasury Strip Principal	0.000%	11/15/50	132,680	41,411
United States Treasury Strip Principal	0.000%	2/15/51	196,344	60,744
United States Treasury Strip Principal	0.000%	5/15/51	145,906	44,775
United States Treasury Strip Principal	0.000%	8/15/51	175,968	53,574
United States Treasury Strip Principal	0.000%	11/15/51	168,618	50,981
United States Treasury Strip Principal	0.000%	2/15/52	165,759	49,844
United States Treasury Strip Principal	0.000%	5/15/52	200,546	60,007
United States Treasury Strip Principal	0.000%	8/15/52	155,688	46,281
United States Treasury Strip Principal	0.000%	11/15/52	190,676	56,994
United States Treasury Strip Principal	0.000%	2/15/53	203,408	59,751
United States Treasury Strip Principal	0.000%	5/15/53	230,550	67,346
United States Treasury Strip Principal	0.000%	8/15/53	246,086	71,673
United States Treasury Strip Principal	0.000%	11/15/53	212,231	62,260
United States Treasury Strip Principal	0.000%	2/15/54	201,369	58,019
Total U.S. Government and Agency Obligations (Cost $4,885,753)				3,951,435
5

Extended Duration Treasury Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $1,209)	5.400%	12,087	1,209
Total Investments (100.0%) (Cost $4,886,962)				3,952,644
Other Assets and Liabilities—Net (0.0%)				(772)
Net Assets (100%)				3,951,872
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Extended Duration Treasury Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,885,753)	3,951,435
Affiliated Issuers (Cost $1,209)	1,209
Total Investments in Securities	3,952,644
Investment in Vanguard	126
Cash	1
Receivables for Investment Securities Sold	111,218
Receivables for Accrued Income	3
Receivables for Capital Shares Issued	49
Total Assets	4,064,041
Liabilities
Payables for Investment Securities Purchased	112,064
Payables for Capital Shares Redeemed	19
Payables to Vanguard	86
Total Liabilities	112,169
Net Assets	3,951,872
At February 29, 2024, net assets consisted of:

Paid-in Capital	5,401,099
Total Distributable Earnings (Loss)	(1,449,227)
Net Assets	3,951,872

ETF Shares—Net Assets
Applicable to 41,100,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,097,821
Net Asset Value Per Share—ETF Shares	$75.37

Institutional Shares—Net Assets
Applicable to 27,966,608 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	636,815
Net Asset Value Per Share—Institutional Shares	$22.77

Institutional Plus Shares—Net Assets
Applicable to 3,800,277 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	217,236
Net Asset Value Per Share—Institutional Plus Shares	$57.16
See accompanying Notes, which are an integral part of the Financial Statements.
7

Extended Duration Treasury Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Interest[1]	76,690
Total Income	76,690
Expenses
The Vanguard Group—Note B
Investment Advisory Services	37
Management and Administrative—ETF Shares	616
Management and Administrative—Institutional Shares	145
Management and Administrative—Institutional Plus Shares	35
Marketing and Distribution—ETF Shares	75
Marketing and Distribution—Institutional Shares	10
Marketing and Distribution—Institutional Plus Shares	2
Custodian Fees	45
Shareholders’ Reports—ETF Shares	55
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	1,028
Net Investment Income	75,662
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(147,734)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	77,244
Net Increase (Decrease) in Net Assets Resulting from Operations	5,172
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $53,000, $3,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $47,446,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Extended Duration Treasury Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	75,662	90,108
Realized Net Gain (Loss)	(147,734)	(287,157)
Change in Unrealized Appreciation (Depreciation)	77,244	(241,159)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,172	(438,208)
Distributions
ETF Shares	(52,923)	(54,931)
Institutional Shares	(11,273)	(18,180)
Institutional Plus Shares	(4,205)	(7,725)
Total Distributions	(68,401)	(80,836)
Capital Share Transactions
ETF Shares	773,047	1,396,402
Institutional Shares	75,615	78,790
Institutional Plus Shares	4,205	7,725
Net Increase (Decrease) from Capital Share Transactions	852,867	1,482,917
Total Increase (Decrease)	789,638	963,873
Net Assets
Beginning of Period	3,162,234	2,198,361
End of Period	3,951,872	3,162,234
See accompanying Notes, which are an integral part of the Financial Statements.
9

Extended Duration Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$78.52	$96.31	$140.69	$163.11	$146.43	$113.39
Investment Operations
Net Investment Income[1]	1.582	3.033	2.769	2.795	3.146	3.347
Net Realized and Unrealized Gain (Loss) on Investments[2]	(3.258)	(18.048)	(44.418)	(17.061)	18.113	32.972
Total from Investment Operations	(1.676)	(15.015)	(41.649)	(14.266)	21.259	36.319
Distributions
Dividends from Net Investment Income	(1.474)	(2.775)	(2.731)	(2.820)	(3.329)	(3.279)
Distributions from Realized Capital Gains	—	—	—	(5.334)	(1.250)	—
Total Distributions	(1.474)	(2.775)	(2.731)	(8.154)	(4.579)	(3.279)
Net Asset Value, End of Period	$75.37	$78.52	$96.31	$140.69	$163.11	$146.43
Total Return	-2.07%	-15.83%	-30.00%	-8.94%	14.98%	32.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,098	$2,356	$1,312	$1,277	$1,810	$1,333
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[3]	0.06%[3]	0.06%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.33%	3.56%	2.33%	1.93%	2.06%	2.87%
Portfolio Turnover Rate[4]	12%	24%	15%	23%	17%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.03, $.03, $.07, $.07, and $.04.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Extended Duration Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$23.72	$29.09	$42.50	$49.27	$44.24	$34.25
Investment Operations
Net Investment Income[1]	.478	.911	.835	.842	.959	1.015
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.983)	(5.444)	(13.425)	(5.143)	5.459	9.967
Total from Investment Operations	(.505)	(4.533)	(12.590)	(4.301)	6.418	10.982
Distributions
Dividends from Net Investment Income	(.445)	(.837)	(.820)	(.857)	(1.010)	(.992)
Distributions from Realized Capital Gains	—	—	—	(1.612)	(.378)	—
Total Distributions	(.445)	(.837)	(.820)	(2.469)	(1.388)	(.992)
Net Asset Value, End of Period	$22.77	$23.72	$29.09	$42.50	$49.27	$44.24
Total Return[3]	-2.09%	-15.83%	-30.01%	-8.95%	14.98%	32.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$637	$585	$623	$789	$889	$862
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[4]	0.06%[4]	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	4.34%	3.52%	2.29%	1.96%	2.10%	2.88%
Portfolio Turnover Rate[5]	12%	24%	15%	23%	17%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $.02, $.02, and $.01.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Extended Duration Treasury Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$59.55	$73.04	$106.68	$123.70	$111.06	$85.99
Investment Operations
Net Investment Income[1]	1.205	2.297	2.114	2.140	2.432	2.564
Net Realized and Unrealized Gain (Loss) on Investments[2]	(2.472)	(13.672)	(33.676)	(12.941)	13.716	25.015
Total from Investment Operations	(1.267)	(11.375)	(31.562)	(10.801)	16.148	27.579
Distributions
Dividends from Net Investment Income	(1.123)	(2.115)	(2.078)	(2.173)	(2.560)	(2.509)
Distributions from Realized Capital Gains	—	—	—	(4.046)	(.948)	—
Total Distributions	(1.123)	(2.115)	(2.078)	(6.219)	(3.508)	(2.509)
Net Asset Value, End of Period	$57.16	$59.55	$73.04	$106.68	$123.70	$111.06
Total Return[3]	-2.09%	-15.82%	-29.98%	-8.95%	15.02%	32.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$217	$222	$264	$505	$689	$780
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[4]	0.04%[4]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	4.36%	3.54%	2.29%	1.96%	2.12%	2.90%
Portfolio Turnover Rate[5]	12%	24%	15%	23%	17%	20%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.02, $.02, $.05, $.05, and $.03.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Extended Duration Treasury Index Fund
Notes to Financial Statements
Vanguard Extended Duration Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow
13

Extended Duration Treasury Index Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $126,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
14

Extended Duration Treasury Index Fund
The following table summarizes the market value of the fund's investments as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,951,435	—	3,951,435
Temporary Cash Investments	1,209	—	—	1,209
Total	1,209	3,951,435	—	3,952,644
D.  As of February 29, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,894,082
Gross Unrealized Appreciation	45,300
Gross Unrealized Depreciation	(986,738)
Net Unrealized Appreciation (Depreciation)	(941,438)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $388,811,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 29, 2024, the fund purchased $437,305,000 of investment securities and sold $426,407,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,097,926,000 and $326,618,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	1,100,220	15,375	1,607,800	18,950
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(327,173)	(4,275)	(211,398)	(2,575)
Net Increase (Decrease)—ETF Shares	773,047	11,100	1,396,402	16,375
15

Extended Duration Treasury Index Fund
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued[1]	78,767	3,488	159,637	6,318
Issued in Lieu of Cash Distributions	11,069	492	17,611	671
Redeemed	(14,221)	(664)	(98,458)	(3,736)
Net Increase (Decrease)—Institutional Shares	75,615	3,316	78,790	3,253
Institutional Plus Shares
Issued[1]	—	—	—	—
Issued in Lieu of Cash Distributions	4,205	74	7,725	118
Redeemed	—	—	—	—
Net Increase (Decrease)—Institutional Plus Shares	4,205	74	7,725	118
1	Includes purchase fees for fiscal 2024 and 2023 of $405,000 and $791,000, respectively (fund totals).
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.  Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
16

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All rights reserved.
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Q12752 042024

Semiannual Report   |   February 29, 2024
Vanguard Mega Cap Index Funds
Vanguard Mega Cap Index Fund
Vanguard Mega Cap Growth Index Fund
Vanguard Mega Cap Value Index Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Mega Cap Index Fund	3
Mega Cap Growth Index Fund	17
Mega Cap Value Index Fund	31

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 29, 2024
	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return
Mega Cap Index Fund
ETF Shares	$1,000.00	$1,151.00	$0.37
Institutional Shares	1,000.00	1,151.00	0.32
Mega Cap Growth Index Fund
ETF Shares	$1,000.00	$1,182.90	$0.38
Institutional Shares	1,000.00	1,183.00	0.33
Mega Cap Value Index Fund
ETF Shares	$1,000.00	$1,103.70	$0.37
Institutional Shares	1,000.00	1,103.70	0.31
Based on Hypothetical 5% Yearly Return
Mega Cap Index Fund
ETF Shares	$1,000.00	$1,024.52	$0.35
Institutional Shares	1,000.00	1,024.57	0.30
Mega Cap Growth Index Fund
ETF Shares	$1,000.00	$1,024.52	$0.35
Institutional Shares	1,000.00	1,024.57	0.30
Mega Cap Value Index Fund
ETF Shares	$1,000.00	$1,024.52	$0.35
Institutional Shares	1,000.00	1,024.57	0.30
The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Mega Cap Index Fund, 0.07% for ETF Shares and 0.06% for Institutional Shares; for the Mega Cap Growth Index Fund, 0.07% for ETF Shares and 0.06% for Institutional Shares; and for the Mega Cap Value Index Fund, 0.07% for ETF Shares and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Mega Cap Index Fund
Fund Allocation
As of February 29, 2024
Basic Materials	1.2%
Consumer Discretionary	14.5
Consumer Staples	4.8
Energy	3.6
Financials	9.7
Health Care	12.4
Industrials	10.1
Real Estate	1.2
Technology	39.0
Telecommunications	2.0
Utilities	1.5
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

Mega Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.2%)
	Linde plc	72,500	32,540
	Ecolab Inc.	38,361	8,625
	Freeport-McMoRan Inc.	214,422	8,107
	Air Products and Chemicals Inc.	33,226	7,776
	Dow Inc.	104,861	5,860
	Newmont Corp. (XNYS)	86,108	2,691
			65,599
Consumer Discretionary (14.5%)
*	Amazon.com Inc.	1,390,666	245,814
*	Tesla Inc.	404,018	81,563
	Home Depot Inc.	148,806	56,637
	Costco Wholesale Corp.	66,208	49,252
*	Netflix Inc.	65,442	39,456
	Walmart Inc.	664,031	38,919
	McDonald's Corp.	108,455	31,699
	Walt Disney Co.	273,673	30,536
*	Uber Technologies Inc.	292,311	23,239
	Lowe's Cos. Inc.	85,966	20,689
	NIKE Inc. Class B	183,021	19,021
*	Booking Holdings Inc.	5,206	18,059
	TJX Cos. Inc.	171,053	16,958
	Starbucks Corp.	169,839	16,118
	Target Corp.	69,030	10,556
*	O'Reilly Automotive Inc.	8,835	9,607
	Marriott International Inc. Class A	37,326	9,327
*	Airbnb Inc. Class A	55,281	8,705
	General Motors Co.	205,029	8,402
*	Lululemon Athletica Inc.	17,263	8,063
	Ross Stores Inc.	50,681	7,550
	Ford Motor Co.	587,679	7,311
	Yum! Brands Inc.	41,926	5,803
*	Chipotle Mexican Grill Inc.	2,060	5,539
	Estee Lauder Cos. Inc. Class A	33,000	4,903
*	AutoZone Inc.	1,315	3,953
	Hilton Worldwide Holdings Inc.	19,169	3,917
	Electronic Arts Inc.	20,111	2,805
	Las Vegas Sands Corp.	28,331	1,545
			785,946
Consumer Staples (4.7%)
	Procter & Gamble Co.	352,405	56,011
	Coca-Cola Co.	581,792	34,919
	PepsiCo Inc.	205,564	33,988
		Shares	Market Value• ($000)
	Philip Morris International Inc.	232,129	20,882
	Mondelez International Inc. Class A	203,497	14,869
	CVS Health Corp.	192,430	14,311
	Altria Group Inc.	264,440	10,818
	Colgate-Palmolive Co.	123,127	10,653
	McKesson Corp.	19,905	10,379
*	Monster Beverage Corp.	108,956	6,439
	Kimberly-Clark Corp.	50,539	6,124
	Sysco Corp.	75,434	6,108
	Constellation Brands Inc. Class A	23,353	5,804
	General Mills Inc.	86,922	5,579
	Kenvue Inc.	257,685	4,896
	Keurig Dr Pepper Inc.	146,360	4,378
	Hershey Co.	22,419	4,213
	Kraft Heinz Co.	119,222	4,206
	Archer-Daniels-Midland Co.	39,857	2,117
			256,694
Energy (3.5%)
	Exxon Mobil Corp.	599,033	62,611
	Chevron Corp.	268,161	40,763
	ConocoPhillips	177,462	19,972
	Schlumberger NV	212,858	10,287
	EOG Resources Inc.	87,211	9,982
	Marathon Petroleum Corp.	56,797	9,612
	Phillips 66	65,786	9,375
	Pioneer Natural Resources Co.	34,884	8,204
	Valero Energy Corp.	50,923	7,204
	Occidental Petroleum Corp.	98,523	5,972
	Kinder Morgan Inc.	282,644	4,915
	Williams Cos. Inc.	91,025	3,271
			192,168
Financials (9.7%)
*	Berkshire Hathaway Inc. Class B	254,312	104,115
	JPMorgan Chase & Co.	432,282	80,430
	Bank of America Corp.	1,005,846	34,722
	Wells Fargo & Co.	543,046	30,188
	S&P Global Inc.	47,371	20,293
	Goldman Sachs Group Inc.	48,754	18,968
	Progressive Corp.	87,483	16,583
	BlackRock Inc.	20,022	16,245
	Morgan Stanley	184,044	15,835
	Chubb Ltd.	61,041	15,362
	Citigroup Inc.	271,683	15,076
4

Mega Cap Index Fund
		Shares	Market Value• ($000)
	Marsh & McLennan Cos. Inc.	73,707	14,909
	Charles Schwab Corp.	211,955	14,154
	Blackstone Inc.	106,238	13,579
	CME Group Inc.	53,814	11,858
	Intercontinental Exchange Inc.	85,570	11,845
	US Bancorp	232,838	9,770
	KKR & Co. Inc.	99,256	9,753
	Aon plc Class A (XNYS)	28,439	8,986
	Moody's Corp.	23,270	8,829
	PNC Financial Services Group Inc.	59,566	8,768
*	Berkshire Hathaway Inc. Class A	13	8,015
	Travelers Cos. Inc.	34,148	7,545
	Aflac Inc.	87,368	7,054
	Truist Financial Corp.	199,443	6,977
	Bank of New York Mellon Corp.	114,990	6,450
	MetLife Inc.	82,999	5,788
	American International Group Inc.	52,457	3,824
			525,921
Health Care (12.4%)
	Eli Lilly & Co.	127,759	96,289
	UnitedHealth Group Inc.	138,294	68,262
	Johnson & Johnson	359,942	58,088
	Merck & Co. Inc.	378,898	48,177
	AbbVie Inc.	263,983	46,474
	Thermo Fisher Scientific Inc.	57,772	32,941
	Abbott Laboratories	259,581	30,797
	Danaher Corp.	99,428	25,169
	Pfizer Inc.	844,281	22,424
	Amgen Inc.	80,012	21,910
*	Intuitive Surgical Inc.	52,633	20,295
	Stryker Corp.	51,120	17,845
	Elevance Health Inc.	35,148	17,618
	Medtronic plc	198,888	16,579
*	Vertex Pharmaceuticals Inc.	38,517	16,206
	Bristol-Myers Squibb Co.	304,259	15,441
	Cigna Group	43,762	14,710
*	Regeneron Pharmaceuticals Inc.	15,223	14,707
*	Boston Scientific Corp.	219,034	14,502
	Gilead Sciences Inc.	186,314	13,433
	Zoetis Inc.	61,786	12,254
	Becton Dickinson & Co.	43,429	10,230
	HCA Healthcare Inc.	30,014	9,355
*	Edwards Lifesciences Corp.	90,679	7,696
	Humana Inc.	18,390	6,442
	Agilent Technologies Inc.	43,756	6,010
*	IDEXX Laboratories Inc.	6,217	3,576
*	Moderna Inc.	25,724	2,373
*	Biogen Inc.	10,853	2,355
			672,158
Industrials (10.1%)
	Visa Inc. Class A	236,325	66,795
	Mastercard Inc. Class A	125,183	59,432
	Accenture plc Class A	93,842	35,170
	General Electric Co.	162,736	25,532
	Caterpillar Inc.	76,113	25,419
	Union Pacific Corp.	91,154	23,125
	Honeywell International Inc.	98,568	19,588
	RTX Corp.	215,005	19,280
		Shares	Market Value• ($000)
*	Boeing Co.	90,455	18,427
	American Express Co.	81,777	17,944
	Eaton Corp. plc	59,693	17,251
	United Parcel Service Inc. Class B (XNYS)	108,139	16,033
	Lockheed Martin Corp.	37,088	15,883
	Automatic Data Processing Inc.	61,503	15,445
	Deere & Co.	38,765	14,151
*	Fiserv Inc.	89,725	13,393
	Sherwin-Williams Co.	34,445	11,437
	Illinois Tool Works Inc.	42,791	11,218
	CSX Corp.	295,495	11,211
	Parker-Hannifin Corp.	19,201	10,281
	General Dynamics Corp.	36,724	10,035
*	PayPal Holdings Inc.	161,203	9,727
	Trane Technologies plc	34,031	9,596
	Northrop Grumman Corp.	20,290	9,354
	Emerson Electric Co.	85,235	9,107
	Norfolk Southern Corp.	33,804	8,565
	FedEx Corp.	33,825	8,421
	3M Co.	82,596	7,609
	Capital One Financial Corp.	54,083	7,442
*	Block Inc. (XNYS)	82,774	6,578
	Paychex Inc.	48,610	5,961
	Johnson Controls International plc	50,961	3,020
	L3Harris Technologies Inc.	14,204	3,006
	PPG Industries Inc.	17,675	2,503
			547,939
Real Estate (1.2%)
	Prologis Inc.	138,127	18,408
	American Tower Corp.	69,710	13,862
	Equinix Inc.	14,043	12,482
	Crown Castle Inc.	64,855	7,130
	Public Storage	23,662	6,717
	Simon Property Group Inc.	23,186	3,435
			62,034
Technology (38.9%)
	Microsoft Corp.	1,111,304	459,680
	Apple Inc.	2,209,269	399,325
	NVIDIA Corp.	350,859	277,571
	Meta Platforms Inc. Class A	331,889	162,669
*	Alphabet Inc. Class A	880,015	121,847
*	Alphabet Inc. Class C	732,463	102,384
	Broadcom Inc.	66,361	86,302
*	Advanced Micro Devices Inc.	241,549	46,505
*	Salesforce Inc.	138,207	42,681
*	Adobe Inc.	68,069	38,138
	Oracle Corp.	245,757	27,446
	Intel Corp.	630,388	27,138
	Intuit Inc.	39,819	26,396
	QUALCOMM Inc.	166,415	26,259
	International Business Machines Corp.	136,527	25,262
	Applied Materials Inc.	125,070	25,217
*	ServiceNow Inc.	30,659	23,648
	Texas Instruments Inc.	135,782	22,720
	Lam Research Corp.	19,718	18,500
	Micron Technology Inc.	164,170	14,875
*	Palo Alto Networks Inc.	47,152	14,643
	Analog Devices Inc.	74,190	14,231
	KLA Corp.	20,321	13,865
*	Synopsys Inc.	22,736	13,044

5

Mega Cap Index Fund
		Shares	Market Value• ($000)
*	Cadence Design Systems Inc.	40,673	12,380
*	Crowdstrike Holdings Inc. Class A	33,785	10,951
*	Workday Inc. Class A	30,951	9,120
	Roper Technologies Inc.	15,958	8,693
*	Snowflake Inc. Class A	44,352	8,351
*	Autodesk Inc.	31,967	8,253
	TE Connectivity Ltd.	46,556	6,684
	Marvell Technology Inc.	64,499	4,622
	Dell Technologies Inc. Class C	38,017	3,599
*	Fortinet Inc.	48,805	3,373
	Cognizant Technology Solutions Corp. Class A	37,581	2,970
			2,109,342
Telecommunications (2.0%)
	Cisco Systems Inc.	546,800	26,449
	Comcast Corp. Class A	600,462	25,730
	Verizon Communications Inc.	565,764	22,642
	AT&T Inc.	1,069,140	18,101
	T-Mobile US Inc.	77,823	12,708
*	Charter Communications Inc. Class A	14,376	4,225
			109,855
Utilities (1.5%)
	NextEra Energy Inc.	302,611	16,701
	Waste Management Inc.	60,191	12,378
		Shares	Market Value• ($000)
	Southern Co.	163,204	10,975
	Duke Energy Corp.	115,281	10,586
	Sempra	94,093	6,643
	American Electric Power Co. Inc.	77,035	6,563
	Dominion Energy Inc.	125,117	5,984
	Republic Services Inc.	30,629	5,624
	Exelon Corp.	148,654	5,328
			80,782
Total Common Stocks (Cost $3,380,753)			5,408,438
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 5.400% (Cost $6,042)	60,431	6,043
Total Investments (99.8%) (Cost $3,386,795)			5,414,481
Other Assets and Liabilities—Net (0.2%)			8,313
Net Assets (100%)			5,422,794
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	56	14,291	293

See accompanying Notes, which are an integral part of the Financial Statements.
6

Mega Cap Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $3,380,753)	5,408,438
Affiliated Issuers (Cost $6,042)	6,043
Total Investments in Securities	5,414,481
Investment in Vanguard	160
Cash	5
Cash Collateral Pledged—Futures Contracts	620
Receivables for Accrued Income	7,648
Receivables for Capital Shares Issued	1
Variation Margin Receivable—Futures Contracts	60
Total Assets	5,422,975
Liabilities
Payables for Investment Securities Purchased	38
Payables to Vanguard	143
Total Liabilities	181
Net Assets	5,422,794
At February 29, 2024, net assets consisted of:

Paid-in Capital	3,481,478
Total Distributable Earnings (Loss)	1,941,316
Net Assets	5,422,794

ETF Shares—Net Assets
Applicable to 28,609,267 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,219,389
Net Asset Value Per Share—ETF Shares	$182.44

Institutional Shares—Net Assets
Applicable to 565,460 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	203,405
Net Asset Value Per Share—Institutional Shares	$359.72

See accompanying Notes, which are an integral part of the Financial Statements.
7

Mega Cap Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends	35,447
Interest[1]	341
Securities Lending—Net	—
Total Income	35,788
Expenses
The Vanguard Group—Note B
Investment Advisory Services	54
Management and Administrative—ETF Shares	1,361
Management and Administrative—Institutional Shares	53
Marketing and Distribution—ETF Shares	79
Marketing and Distribution—Institutional Shares	3
Custodian Fees	16
Shareholders’ Reports—ETF Shares	60
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	1,636
Expenses Paid Indirectly	(1)
Net Expenses	1,635
Net Investment Income	34,153
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	47,260
Futures Contracts	2,471
Realized Net Gain (Loss)	49,731
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	623,316
Futures Contracts	213
Change in Unrealized Appreciation (Depreciation)	623,529
Net Increase (Decrease) in Net Assets Resulting from Operations	707,413
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $322,000, ($1,000), less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $54,211,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Mega Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	34,153	62,926
Realized Net Gain (Loss)	49,731	174,489
Change in Unrealized Appreciation (Depreciation)	623,529	428,447
Net Increase (Decrease) in Net Assets Resulting from Operations	707,413	665,862
Distributions
ETF Shares	(34,014)	(59,377)
Institutional Shares	(1,522)	(2,876)
Total Distributions	(35,536)	(62,253)
Capital Share Transactions
ETF Shares	336,653	(39,050)
Institutional Shares	(26,004)	(2,982)
Net Increase (Decrease) from Capital Share Transactions	310,649	(42,032)
Total Increase (Decrease)	982,526	561,577
Net Assets
Beginning of Period	4,440,268	3,878,691
End of Period	5,422,794	4,440,268

See accompanying Notes, which are an integral part of the Financial Statements.
9

Mega Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$159.74	$137.84	$160.74	$125.47	$101.36	$100.26
Investment Operations
Net Investment Income[1]	1.187	2.268	2.109	1.961	1.992	2.045
Net Realized and Unrealized Gain (Loss) on Investments	22.759	21.869	(22.957)	35.218	24.065	1.052
Total from Investment Operations	23.946	24.137	(20.848)	37.179	26.057	3.097
Distributions
Dividends from Net Investment Income	(1.246)	(2.237)	(2.052)	(1.908)	(1.947)	(1.997)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.246)	(2.237)	(2.052)	(1.908)	(1.947)	(1.997)
Net Asset Value, End of Period	$182.44	$159.74	$137.84	$160.74	$125.47	$101.36
Total Return	15.10%	17.79%	-13.09%	29.94%	26.14%	3.26%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,219	$4,237	$3,701	$4,288	$3,036	$1,944
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%[2]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.59%	1.38%	1.41%	1.85%	2.10%
Portfolio Turnover Rate[3]	1%	2%	3%	5%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Mega Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$314.96	$271.77	$316.94	$247.38	$199.84	$197.68
Investment Operations
Net Investment Income[1]	2.331	4.499	4.199	3.882	3.943	4.053
Net Realized and Unrealized Gain (Loss) on Investments	44.899	43.129	(45.292)	69.463	47.454	2.062
Total from Investment Operations	47.230	47.628	(41.093)	73.345	51.397	6.115
Distributions
Dividends from Net Investment Income	(2.470)	(4.438)	(4.077)	(3.785)	(3.857)	(3.955)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.470)	(4.438)	(4.077)	(3.785)	(3.857)	(3.955)
Net Asset Value, End of Period	$359.72	$314.96	$271.77	$316.94	$247.38	$199.84
Total Return	15.10%	17.81%	-13.07%	29.97%	26.19%	3.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$203	$203	$178	$190	$180	$150
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.06%[2]	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.60%	1.40%	1.42%	1.86%	2.11%
Portfolio Turnover Rate[3]	1%	2%	3%	5%	4%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Mega Cap Index Fund
Notes to Financial Statements
Vanguard Mega Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,
12

Mega Cap Index Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
13

Mega Cap Index Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $160,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
14

Mega Cap Index Fund
At February 29, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,387,817
Gross Unrealized Appreciation	2,099,358
Gross Unrealized Depreciation	(72,401)
Net Unrealized Appreciation (Depreciation)	2,026,957
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $148,050,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 29, 2024, the fund purchased $63,705,000 of investment securities and sold $85,434,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $419,764,000 and $89,651,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $22,243,000 and sales were $47,200,000, resulting in net realized loss of $9,426,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	433,572	2,684	321,852	2,250
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(96,919)	(600)	(360,902)	(2,575)
Net Increase (Decrease)—ETF Shares	336,653	2,084	(39,050)	(325)
15

Mega Cap Index Fund
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	10,263	30	20,931	74
Issued in Lieu of Cash Distributions	1,521	5	2,865	10
Redeemed	(37,788)	(115)	(26,778)	(93)
Net Increase (Decrease)—Institutional Shares	(26,004)	(80)	(2,982)	(9)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At February 29, 2024, one shareholder was a record or beneficial owner of 25% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
16

Mega Cap Growth Index Fund
Fund Allocation
As of February 29, 2024
Basic Materials	1.4%
Consumer Discretionary	21.2
Consumer Staples	0.4
Energy	0.5
Financials	1.6
Health Care	7.2
Industrials	7.3
Real Estate	1.2
Technology	58.7
Telecommunications	0.5
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
17

Mega Cap Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.4%)
	Linde plc	451,776	202,766
	Ecolab Inc.	259,815	58,417
			261,183
Consumer Discretionary (21.1%)
*	Amazon.com Inc.	8,054,540	1,423,720
*	Tesla Inc.	2,468,100	498,260
	Costco Wholesale Corp.	409,643	304,729
*	Netflix Inc.	407,562	245,727
	McDonald's Corp.	675,095	197,317
	Walt Disney Co.	1,713,985	191,246
*	Uber Technologies Inc.	1,861,956	148,026
	NIKE Inc. Class B	1,154,635	120,001
*	Booking Holdings Inc.	33,265	115,391
	TJX Cos. Inc.	1,095,079	108,566
	Starbucks Corp.	1,082,303	102,711
*	O'Reilly Automotive Inc.	58,943	64,096
	Marriott International Inc. Class A	251,271	62,785
*	Airbnb Inc. Class A	373,723	58,850
*	Lululemon Athletica Inc.	115,762	54,071
	Ross Stores Inc.	346,591	51,628
	Yum! Brands Inc.	295,309	40,877
*	Chipotle Mexican Grill Inc.	14,802	39,799
	Estee Lauder Cos. Inc. Class A	239,908	35,646
	Hilton Worldwide Holdings Inc.	147,047	30,045
*	AutoZone Inc.	9,991	30,033
	Las Vegas Sands Corp.	286,322	15,610
			3,939,134
Consumer Staples (0.4%)
*	Monster Beverage Corp.	755,153	44,629
	Hershey Co.	163,393	30,705
			75,334
Energy (0.5%)
	Pioneer Natural Resources Co.	233,993	55,033
	Schlumberger NV	745,297	36,020
			91,053
Financials (1.6%)
	S&P Global Inc.	299,310	128,218
	Aon plc Class A (XNYS)	188,381	59,527
	Moody's Corp.	155,070	58,837
		Shares	Market Value• ($000)
	Blackstone Inc.	367,916	47,027
			293,609
Health Care (7.2%)
	Eli Lilly & Co.	782,453	589,719
*	Intuitive Surgical Inc.	335,494	129,366
	Thermo Fisher Scientific Inc.	185,550	105,797
*	Vertex Pharmaceuticals Inc.	248,340	104,487
	Zoetis Inc.	403,590	80,044
*	Boston Scientific Corp.	1,120,424	74,183
	Stryker Corp.	172,532	60,226
*	Edwards Lifesciences Corp.	626,461	53,168
*	Regeneron Pharmaceuticals Inc.	52,560	50,778
	Agilent Technologies Inc.	305,551	41,970
*	IDEXX Laboratories Inc.	48,571	27,939
*	Moderna Inc.	221,647	20,445
			1,338,122
Industrials (7.3%)
	Visa Inc. Class A	1,451,484	410,248
	Mastercard Inc. Class A	770,786	365,938
	Accenture plc Class A	583,783	218,790
*	Boeing Co.	570,274	116,176
	Sherwin-Williams Co.	227,290	75,467
	Automatic Data Processing Inc.	208,895	52,460
*	Block Inc. (XNYS)	582,493	46,291
	Paychex Inc.	337,027	41,326
*	PayPal Holdings Inc.	576,727	34,800
			1,361,496
Real Estate (1.2%)
	American Tower Corp.	447,138	88,918
	Equinix Inc.	91,409	81,246
	Public Storage	163,145	46,312
			216,476
Technology (58.6%)
	Microsoft Corp.	6,584,630	2,723,666
	Apple Inc.	13,094,278	2,366,791
	NVIDIA Corp.	1,721,752	1,362,112
	Meta Platforms Inc. Class A	2,025,492	992,754
*	Alphabet Inc. Class A	5,135,138	711,011
*	Alphabet Inc. Class C	4,222,472	590,217
*	Advanced Micro Devices Inc.	1,505,973	289,945
*	Salesforce Inc.	857,087	264,686
18

Mega Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Adobe Inc.	420,788	235,759
	Intuit Inc.	250,216	165,866
	Applied Materials Inc.	792,154	159,714
*	ServiceNow Inc.	193,237	149,051
	Texas Instruments Inc.	856,227	143,273
	Lam Research Corp.	126,624	118,805
*	Palo Alto Networks Inc.	303,295	94,188
	KLA Corp.	132,699	90,541
*	Synopsys Inc.	147,360	84,545
*	Cadence Design Systems Inc.	265,847	80,919
*	Crowdstrike Holdings Inc. Class A	227,163	73,635
*	Workday Inc. Class A	206,781	60,930
*	Autodesk Inc.	217,043	56,034
*	Snowflake Inc. Class A	297,065	55,931
	Marvell Technology Inc.	490,783	35,170
*	Fortinet Inc.	396,296	27,388
			10,932,931
Telecommunications (0.5%)
	T-Mobile US Inc.	505,856	82,606
*	Charter Communications Inc. Class A	56,718	16,671
			99,277
Total Common Stocks (Cost $12,774,741)			18,608,615
		Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 5.400% (Cost $25,315)	253,207	25,318
Total Investments (99.9%) (Cost $12,800,056)			18,633,933
Other Assets and Liabilities—Net (0.1%)			14,062
Net Assets (100%)			18,647,995
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2024	46	16,636	627
E-mini S&P 500 Index	March 2024	9	2,297	29
				656

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Boston Scientific Corp.	8/30/24	BANA	19,863	(5.326)	—	(81)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At February 29, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,027,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Mega Cap Growth Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $12,774,741)	18,608,615
Affiliated Issuers (Cost $25,315)	25,318
Total Investments in Securities	18,633,933
Investment in Vanguard	542
Cash Collateral Pledged—Futures Contracts	875
Receivables for Investment Securities Sold	885
Receivables for Accrued Income	12,115
Receivables for Capital Shares Issued	203
Variation Margin Receivable—Futures Contracts	155
Total Assets	18,648,708
Liabilities
Payables for Investment Securities Purchased	138
Payables for Capital Shares Redeemed	2
Payables to Vanguard	492
Unrealized Depreciation—Over-the-Counter Swap Contracts	81
Total Liabilities	713
Net Assets	18,647,995
At February 29, 2024, net assets consisted of:

Paid-in Capital	13,296,485
Total Distributable Earnings (Loss)	5,351,510
Net Assets	18,647,995

ETF Shares—Net Assets
Applicable to 65,414,192 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,611,335
Net Asset Value Per Share—ETF Shares	$284.52

Institutional Shares—Net Assets
Applicable to 64,866 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	36,660
Net Asset Value Per Share—Institutional Shares	$565.17

See accompanying Notes, which are an integral part of the Financial Statements.
20

Mega Cap Growth Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends	50,737
Interest[1]	903
Total Income	51,640
Expenses
The Vanguard Group—Note B
Investment Advisory Services	180
Management and Administrative—ETF Shares	4,751
Management and Administrative—Institutional Shares	9
Marketing and Distribution—ETF Shares	350
Marketing and Distribution—Institutional Shares	—
Custodian Fees	17
Shareholders’ Reports—ETF Shares	149
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	6
Other Expenses	8
Total Expenses	5,470
Expenses Paid Indirectly	(1)
Net Expenses	5,469
Net Investment Income	46,171
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	399,349
Futures Contracts	3,420
Swap Contracts	4,335
Realized Net Gain (Loss)	407,104
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	2,351,106
Futures Contracts	(9)
Swap Contracts	(81)
Change in Unrealized Appreciation (Depreciation)	2,351,016
Net Increase (Decrease) in Net Assets Resulting from Operations	2,804,291
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $869,000, less than $1,000, less than $1,000, and $2,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $450,592,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
21

Mega Cap Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	46,171	71,553
Realized Net Gain (Loss)	407,104	710,769
Change in Unrealized Appreciation (Depreciation)	2,351,016	1,955,324
Net Increase (Decrease) in Net Assets Resulting from Operations	2,804,291	2,737,646
Distributions
ETF Shares	(46,381)	(70,975)
Institutional Shares	(97)	(170)
Total Distributions	(46,478)	(71,145)
Capital Share Transactions
ETF Shares	1,483,001	547,536
Institutional Shares	(635)	(1,174)
Net Increase (Decrease) from Capital Share Transactions	1,482,366	546,362
Total Increase (Decrease)	4,240,179	3,212,863
Net Assets
Beginning of Period	14,407,816	11,194,953
End of Period	18,647,995	14,407,816

See accompanying Notes, which are an integral part of the Financial Statements.
22

Mega Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$241.25	$195.20	$248.50	$196.25	$132.22	$127.79
Investment Operations
Net Investment Income[1]	.738	1.248	1.151	1.220	1.358	1.588
Net Realized and Unrealized Gain (Loss) on Investments	43.277	46.044	(53.389)	52.279	64.007	3.860
Total from Investment Operations	44.015	47.292	(52.238)	53.499	65.365	5.448
Distributions
Dividends from Net Investment Income	(.745)	(1.242)	(1.062)	(1.249)	(1.335)	(1.018)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.745)	(1.242)	(1.062)	(1.249)	(1.335)	(1.018)
Net Asset Value, End of Period	$284.52	$241.25	$195.20	$248.50	$196.25	$132.22
Total Return	18.29%	24.39%	-21.08%	27.41%	49.84%	4.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,611	$14,376	$11,168	$12,714	$10,193	$4,388
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%[2]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.55%	0.62%	0.51%	0.58%	0.90%	1.30%
Portfolio Turnover Rate[3]	5%	7%	5%	8%	6%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
23

Mega Cap Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$479.23	$387.74	$493.61	$389.78	$262.63	$253.80
Investment Operations
Net Investment Income[1]	1.472	2.517	2.279	2.498	2.707	3.184
Net Realized and Unrealized Gain (Loss) on Investments	85.968	91.475	(106.001)	103.822	127.126	7.684
Total from Investment Operations	87.440	93.992	(103.722)	106.320	129.833	10.868
Distributions
Dividends from Net Investment Income	(1.500)	(2.502)	(2.148)	(2.489)	(2.683)	(2.038)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.500)	(2.502)	(2.148)	(2.489)	(2.683)	(2.038)
Net Asset Value, End of Period	$565.17	$479.23	$387.74	$493.61	$389.78	$262.63
Total Return	18.30%	24.41%	-21.07%	27.43%	49.87%	4.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37	$32	$27	$46	$81	$43
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.06%[2]	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	0.55%	0.63%	0.50%	0.62%	0.91%	1.31%
Portfolio Turnover Rate[3]	5%	7%	5%	8%	6%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
24

Mega Cap Growth Index Fund
Notes to Financial Statements
Vanguard Mega Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in
25

Mega Cap Growth Index Fund
respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 29, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
26

Mega Cap Growth Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
27

Mega Cap Growth Index Fund
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $542,000, representing less than 0.01% of the fund’s net assets and 0.22% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
28

Mega Cap Growth Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	18,608,615	—	—	18,608,615
Temporary Cash Investments	25,318	—	—	25,318
Total	18,633,933	—	—	18,633,933
Derivative Financial Instruments
Assets
Futures Contracts[1]	656	—	—	656
Liabilities
Swap Contracts	—	81	—	81
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	12,806,074
Gross Unrealized Appreciation	6,028,822
Gross Unrealized Depreciation	(200,307)
Net Unrealized Appreciation (Depreciation)	5,828,515
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $903,547,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 29, 2024, the fund purchased $813,861,000 of investment securities and sold $759,806,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,341,555,000 and $918,404,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $227,222,000 and sales were $520,960,000, resulting in net realized loss of $49,495,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
29

Mega Cap Growth Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,405,688	9,625	2,798,222	13,950
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(922,687)	(3,800)	(2,250,686)	(11,575)
Net Increase (Decrease)—ETF Shares	1,483,001	5,825	547,536	2,375
Institutional Shares
Issued	1,648	4	1,823	5
Issued in Lieu of Cash Distributions	96	—	170	—
Redeemed	(2,379)	(5)	(3,167)	(8)
Net Increase (Decrease)—Institutional Shares	(635)	(1)	(1,174)	(3)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
30

Mega Cap Value Index Fund
Fund Allocation
As of February 29, 2024
Basic Materials	1.1%
Consumer Discretionary	6.3
Consumer Staples	10.6
Energy	7.7
Financials	20.7
Health Care	19.9
Industrials	14.3
Real Estate	1.3
Technology	10.5
Telecommunications	4.1
Utilities	3.5
The table reflects the fund’s investments, except short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
31

Mega Cap Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.1%)
Freeport-McMoRan Inc.	652,999	24,690
Air Products and Chemicals Inc.	101,195	23,684
Dow Inc.	319,425	17,849
Newmont Corp. (XNYS)	262,591	8,206
		74,429
Consumer Discretionary (6.3%)
Home Depot Inc.	453,231	172,504
Walmart Inc.	2,022,390	118,532
Lowe's Cos. Inc.	261,847	63,019
Target Corp.	210,239	32,150
General Motors Co.	623,611	25,555
Ford Motor Co.	1,790,587	22,275
Electronic Arts Inc.	61,141	8,528
Dollar General Corp.	7	1
		442,564
Consumer Staples (10.6%)
Procter & Gamble Co.	1,073,260	170,584
Coca-Cola Co.	1,771,886	106,349
PepsiCo Inc.	626,083	103,517
Philip Morris International Inc.	706,935	63,596
Mondelez International Inc. Class A	619,639	45,277
CVS Health Corp.	585,983	43,579
Altria Group Inc.	805,354	32,947
Colgate-Palmolive Co.	374,938	32,440
McKesson Corp.	60,599	31,597
Kimberly-Clark Corp.	153,913	18,650
Sysco Corp.	229,701	18,599
Constellation Brands Inc. Class A	71,088	17,667
General Mills Inc.	264,766	16,993
Kenvue Inc.	784,870	14,912
Keurig Dr Pepper Inc.	446,102	13,343
Kraft Heinz Co.	363,450	12,822
Archer-Daniels-Midland Co.	121,247	6,439
		749,311
Energy (7.7%)
Exxon Mobil Corp.	1,824,289	190,675
Chevron Corp.	816,650	124,139
ConocoPhillips	540,641	60,844
EOG Resources Inc.	265,531	30,393
Marathon Petroleum Corp.	172,893	29,259
Phillips 66	200,324	28,548
Valero Energy Corp.	155,218	21,957
		Shares	Market Value• ($000)
	Occidental Petroleum Corp.	300,611	18,220
	Schlumberger NV	324,070	15,662
	Kinder Morgan Inc.	860,691	14,967
	Williams Cos. Inc.	277,112	9,959
			544,623
Financials (20.7%)
*	Berkshire Hathaway Inc. Class B	707,967	289,842
	JPMorgan Chase & Co.	1,316,517	244,951
	Bank of America Corp.	3,063,114	105,739
	Wells Fargo & Co.	1,653,750	91,932
	Goldman Sachs Group Inc.	148,496	57,772
*	Berkshire Hathaway Inc. Class A	82	50,558
	Progressive Corp.	266,478	50,514
	BlackRock Inc.	60,958	49,458
	Morgan Stanley	560,466	48,223
	Chubb Ltd.	185,741	46,746
	Citigroup Inc.	827,901	45,940
	Marsh & McLennan Cos. Inc.	224,503	45,410
	Charles Schwab Corp.	645,452	43,103
	CME Group Inc.	163,923	36,120
	Intercontinental Exchange Inc.	260,636	36,077
	US Bancorp	709,016	29,750
	KKR & Co. Inc.	302,253	29,699
	Travelers Cos. Inc.	103,981	22,976
	Aflac Inc.	266,116	21,486
	Truist Financial Corp.	608,009	21,268
	PNC Financial Services Group Inc.	144,388	21,254
	Blackstone Inc.	161,788	20,680
	Bank of New York Mellon Corp.	350,194	19,642
	MetLife Inc.	252,776	17,629
	American International Group Inc.	159,803	11,648
			1,458,417
Health Care (19.8%)
	UnitedHealth Group Inc.	421,204	207,906
	Johnson & Johnson	1,096,245	176,912
	Merck & Co. Inc.	1,153,964	146,727
	AbbVie Inc.	804,002	141,545
	Abbott Laboratories	790,570	93,793
	Danaher Corp.	302,862	76,666
	Pfizer Inc.	2,571,314	68,294
	Amgen Inc.	243,711	66,735
	Elevance Health Inc.	107,000	53,634
32

Mega Cap Value Index Fund
		Shares	Market Value• ($000)
	Medtronic plc	605,822	50,501
	Thermo Fisher Scientific Inc.	87,954	50,150
	Bristol-Myers Squibb Co.	926,512	47,020
	Cigna Group	133,241	44,788
	Gilead Sciences Inc.	567,449	40,913
	Becton Dickinson & Co.	132,248	31,151
	HCA Healthcare Inc.	91,423	28,497
	Stryker Corp.	77,852	27,176
*	Regeneron Pharmaceuticals Inc.	23,169	22,383
	Humana Inc.	56,066	19,641
*	Biogen Inc.	33,029	7,167
			1,401,599
Industrials (14.3%)
	General Electric Co.	495,616	77,757
	Caterpillar Inc.	231,827	77,421
	Union Pacific Corp.	277,586	70,421
	Honeywell International Inc.	300,213	59,661
	RTX Corp.	654,789	58,715
	American Express Co.	248,822	54,597
	Eaton Corp. plc	181,871	52,561
	United Parcel Service Inc. Class B (XNYS)	329,460	48,846
	Lockheed Martin Corp.	112,963	48,375
	Deere & Co.	118,024	43,085
*	Fiserv Inc.	273,235	40,786
	CSX Corp.	900,247	34,155
	Illinois Tool Works Inc.	130,177	34,126
	Parker-Hannifin Corp.	58,505	31,326
	General Dynamics Corp.	111,836	30,559
	Trane Technologies plc	103,657	29,228
	Northrop Grumman Corp.	61,800	28,491
	Emerson Electric Co.	259,596	27,738
	Norfolk Southern Corp.	102,972	26,091
	FedEx Corp.	103,029	25,651
	Automatic Data Processing Inc.	93,649	23,518
	3M Co.	251,520	23,170
	Capital One Financial Corp.	164,910	22,693
*	PayPal Holdings Inc.	245,523	14,815
	Johnson Controls International plc	154,657	9,167
	L3Harris Technologies Inc.	43,175	9,138
	PPG Industries Inc.	53,629	7,594
	Otis Worldwide Corp.	11	1
			1,009,686
Real Estate (1.2%)
	Prologis Inc.	420,789	56,079
	Crown Castle Inc.	197,473	21,710
	Simon Property Group Inc.	70,599	10,458
			88,247
Technology (10.5%)
	Broadcom Inc.	202,094	262,821
	Oracle Corp.	748,475	83,590
		Shares	Market Value• ($000)
	Intel Corp.	1,919,912	82,652
	QUALCOMM Inc.	506,851	79,976
	International Business Machines Corp.	415,794	76,934
	Micron Technology Inc.	500,029	45,308
	Analog Devices Inc.	225,994	43,350
	Roper Technologies Inc.	48,667	26,511
	TE Connectivity Ltd.	141,530	20,318
	Dell Technologies Inc. Class C	115,850	10,966
	Cognizant Technology Solutions Corp. Class A	114,267	9,030
			741,456
Telecommunications (4.1%)
	Cisco Systems Inc.	1,665,366	80,554
	Comcast Corp. Class A	1,828,640	78,357
	Verizon Communications Inc.	1,722,998	68,955
	AT&T Inc.	3,256,310	55,129
*	Charter Communications Inc. Class A	21,865	6,427
			289,422
Utilities (3.5%)
	NextEra Energy Inc.	921,312	50,847
	Waste Management Inc.	183,449	37,726
	Southern Co.	496,986	33,422
	Duke Energy Corp.	351,033	32,235
	Sempra	287,034	20,265
	American Electric Power Co. Inc.	234,565	19,983
	Dominion Energy Inc.	380,993	18,223
	Republic Services Inc.	93,134	17,099
	Exelon Corp.	452,808	16,229
			246,029
Total Common Stocks (Cost $5,659,516)			7,045,783
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 5.400% (Cost $30)	296	29
Total Investments (99.8%) (Cost $5,659,546)			7,045,812
Other Assets and Liabilities—Net (0.2%)			16,491
Net Assets (100%)			7,062,303
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

33

Mega Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	43	10,973	144

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
PNC Financial Services Group Inc.	1/31/25	CITNA	5,446	(5.326)	—	(23)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
34

Mega Cap Value Index Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,659,516)	7,045,783
Affiliated Issuers (Cost $30)	29
Total Investments in Securities	7,045,812
Investment in Vanguard	213
Cash Collateral Pledged—Futures Contracts	390
Cash Collateral Pledged—Over-the-Counter Swap Contracts	70
Receivables for Accrued Income	17,246
Receivables for Capital Shares Issued	3
Variation Margin Receivable—Futures Contracts	40
Total Assets	7,063,774
Liabilities
Due to Custodian	1,071
Payables for Investment Securities Purchased	175
Payables for Capital Shares Redeemed	14
Payables to Vanguard	188
Unrealized Depreciation—Over-the-Counter Swap Contracts	23
Total Liabilities	1,471
Net Assets	7,062,303
At February 29, 2024, net assets consisted of:

Paid-in Capital	5,872,560
Total Distributable Earnings (Loss)	1,189,743
Net Assets	7,062,303

ETF Shares—Net Assets
Applicable to 60,616,054 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,939,071
Net Asset Value Per Share—ETF Shares	$114.48

Institutional Shares—Net Assets
Applicable to 542,852 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	123,232
Net Asset Value Per Share—Institutional Shares	$227.01

See accompanying Notes, which are an integral part of the Financial Statements.
35

Mega Cap Value Index Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends	83,780
Interest[1]	193
Securities Lending—Net	—
Total Income	83,973
Expenses
The Vanguard Group—Note B
Investment Advisory Services	73
Management and Administrative—ETF Shares	1,814
Management and Administrative—Institutional Shares	31
Marketing and Distribution—ETF Shares	149
Marketing and Distribution—Institutional Shares	1
Custodian Fees	36
Shareholders’ Reports—ETF Shares	102
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	2
Other Expenses	8
Total Expenses	2,217
Expenses Paid Indirectly	(10)
Net Expenses	2,207
Net Investment Income	81,766
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	2,618
Futures Contracts	613
Swap Contracts	908
Realized Net Gain (Loss)	4,139
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	567,756
Futures Contracts	115
Swap Contracts	(2)
Change in Unrealized Appreciation (Depreciation)	567,869
Net Increase (Decrease) in Net Assets Resulting from Operations	653,774
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $182,000, $6,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $50,731,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
36

Mega Cap Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	81,766	158,813
Realized Net Gain (Loss)	4,139	332,707
Change in Unrealized Appreciation (Depreciation)	567,869	92,174
Net Increase (Decrease) in Net Assets Resulting from Operations	653,774	583,694
Distributions
ETF Shares	(84,992)	(150,757)
Institutional Shares	(1,602)	(3,074)
Total Distributions	(86,594)	(153,831)
Capital Share Transactions
ETF Shares	333,647	40,766
Institutional Shares	(4,376)	(6,629)
Net Increase (Decrease) from Capital Share Transactions	329,271	34,137
Total Increase (Decrease)	896,451	464,000
Net Assets
Beginning of Period	6,165,852	5,701,852
End of Period	7,062,303	6,165,852

See accompanying Notes, which are an integral part of the Financial Statements.
37

Mega Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$105.16	$97.72	$102.64	$78.96	$78.94	$79.89
Investment Operations
Net Investment Income[1]	1.366	2.709	2.519	2.271	2.271	2.261
Net Realized and Unrealized Gain (Loss) on Investments	9.408	7.364	(5.016)	23.557	(.044)	(1.027)
Total from Investment Operations	10.774	10.073	(2.497)	25.828	2.227	1.234
Distributions
Dividends from Net Investment Income	(1.454)	(2.633)	(2.423)	(2.148)	(2.207)	(2.184)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.454)	(2.633)	(2.423)	(2.148)	(2.207)	(2.184)
Net Asset Value, End of Period	$114.48	$105.16	$97.72	$102.64	$78.96	$78.94
Total Return	10.37%	10.53%	-2.51%	33.17%	2.94%	1.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,939	$6,048	$5,586	$4,587	$3,017	$2,448
Ratio of Total Expenses to Average Net Assets	0.07%[2]	0.07%[2]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.55%	2.66%	2.45%	2.47%	2.90%	2.90%
Portfolio Turnover Rate[3]	7%	7%	8%	11%	9%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Mega Cap Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$208.53	$193.77	$203.54	$156.56	$156.53	$158.41
Investment Operations
Net Investment Income[1]	2.712	5.384	4.999	4.492	4.522	4.467
Net Realized and Unrealized Gain (Loss) on Investments	18.660	14.615	(9.947)	46.761	(.102)	(2.002)
Total from Investment Operations	21.372	19.999	(4.948)	51.253	4.420	2.465
Distributions
Dividends from Net Investment Income	(2.892)	(5.239)	(4.822)	(4.274)	(4.390)	(4.345)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.892)	(5.239)	(4.822)	(4.274)	(4.390)	(4.345)
Net Asset Value, End of Period	$227.01	$208.53	$193.77	$203.54	$156.56	$156.53
Total Return	10.37%	10.55%	-2.49%	33.22%	3.00%	1.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$123	$118	$116	$128	$117	$134
Ratio of Total Expenses to Average Net Assets	0.06%[2]	0.06%[2]	0.06%	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	2.56%	2.67%	2.45%	2.49%	2.89%	2.91%
Portfolio Turnover Rate[3]	7%	7%	8%	11%	9%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
39

Mega Cap Value Index Fund
Notes to Financial Statements
Vanguard Mega Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in
40

Mega Cap Value Index Fund
respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 29, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
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Mega Cap Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
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Mega Cap Value Index Fund
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $213,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $10,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
43

Mega Cap Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,045,783	—	—	7,045,783
Temporary Cash Investments	29	—	—	29
Total	7,045,812	—	—	7,045,812
Derivative Financial Instruments
Assets
Futures Contracts[1]	144	—	—	144
Liabilities
Swap Contracts	—	23	—	23
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,666,528
Gross Unrealized Appreciation	1,550,738
Gross Unrealized Depreciation	(171,310)
Net Unrealized Appreciation (Depreciation)	1,379,428
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $224,055,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended February 29, 2024, the fund purchased $476,143,000 of investment securities and sold $487,098,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $483,482,000 and $154,548,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $114,650,000 and sales were $113,788,000, resulting in net realized loss of $24,546,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
44

Mega Cap Value Index Fund
G.	Capital share transactions for each class of shares were:

	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	489,513	4,575	1,012,888	9,975
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(155,866)	(1,475)	(972,122)	(9,625)
Net Increase (Decrease)—ETF Shares	333,647	3,100	40,766	350
Institutional Shares
Issued	898	5	9,754	47
Issued in Lieu of Cash Distributions	466	2	935	5
Redeemed	(5,740)	(28)	(17,318)	(86)
Net Increase (Decrease)—Institutional Shares	(4,376)	(21)	(6,629)	(34)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At February 29, 2024, one shareholder was a record or beneficial owner of 32% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
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Q8282 042024

Semiannual Report  |  February 29, 2024
Vanguard Global Wellington™ Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 29, 2024
	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return
Global Wellington Fund
Investor Shares	$1,000.00	$1,067.50	$2.47
Admiral™ Shares	1,000.00	1,068.20	1.80
Based on Hypothetical 5% Yearly Return
Global Wellington Fund
Investor Shares	$1,000.00	$1,022.48	$2.41
Admiral Shares	1,000.00	1,023.12	1.76
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.48% for Investor Shares and 0.35% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Global Wellington Fund
Fund Allocation
As of February 29, 2024

United States	57.8%
Japan	8.0
United Kingdom	7.5
France	6.8
Switzerland	4.1
Germany	2.1
Sweden	1.3
Taiwan	1.2
South Korea	1.0
Austria	1.0
Other	9.2
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Global Wellington Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (65.0%)
Austria (0.8%)
Erste Group Bank AG	494,284	19,763
Finland (0.7%)
Nokia OYJ	4,720,427	16,640
France (4.8%)
TotalEnergies SE	536,018	34,165
Arkema SA	206,824	21,438
Engie SA	1,213,484	19,472
BNP Paribas SA	320,799	19,254
Schneider Electric SE	57,334	13,032
Vinci SA	51,954	6,657
		114,018
Germany (0.7%)
Daimler Truck Holding AG	403,253	16,475
Hong Kong (0.9%)
AIA Group Ltd.	2,615,600	21,085
Japan (6.9%)
Tokio Marine Holdings Inc.	843,991	24,659
Honda Motor Co. Ltd.	1,858,500	22,084
Mitsubishi UFJ Financial Group Inc.	2,121,122	21,790
Isuzu Motors Ltd.	1,493,114	21,305
Mitsubishi Estate Co. Ltd.	1,105,500	16,921
Nippon Telegraph & Telephone Corp.	12,269,600	14,922
Sumitomo Mitsui Trust Holdings Inc.	665,800	13,491
BIPROGY Inc.	335,800	10,400
Marui Group Co. Ltd.	459,365	7,492
Resona Holdings Inc.	975,200	5,322
Astellas Pharma Inc.	425,900	4,654
		163,040
Netherlands (0.6%)
Shell plc	443,543	13,719
South Korea (1.0%)
Samsung Electronics Co. Ltd.	415,273	22,920
Spain (0.2%)
Iberdrola SA	328,773	3,776
4

Global Wellington Fund
		Shares	Market Value• ($000)
Sweden (1.2%)
	Autoliv Inc.	179,725	20,853
	Alfa Laval AB	204,634	7,705
			28,558
Switzerland (2.9%)
	Novartis AG (Registered)	354,648	35,783
	Nestle SA (Registered)	214,477	22,245
	Zurich Insurance Group AG	21,282	11,323
			69,351
Taiwan (1.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,249,175	27,375
United Kingdom (5.9%)
	AstraZeneca plc ADR	576,953	37,017
	Unilever plc	556,277	27,165
	BAE Systems plc	1,313,767	20,622
	Diageo plc	482,500	18,077
	WPP plc	1,547,616	13,846
	Rotork plc	3,461,245	13,524
	Derwent London plc	409,575	9,974
			140,225
United States (37.2%)
	Microsoft Corp.	101,098	41,818
	Johnson & Johnson	222,887	35,969
	Chubb Ltd.	137,843	34,691
	Merck & Co. Inc.	255,420	32,477
	American Express Co.	140,416	30,810
	JPMorgan Chase & Co.	158,521	29,494
	Cisco Systems Inc.	603,453	29,189
	Accenture plc Class A	77,672	29,110
	Duke Energy Corp.	302,607	27,788
	Colgate-Palmolive Co.	307,755	26,627
	Northrop Grumman Corp.	57,132	26,339
	United Parcel Service Inc. Class B	172,143	25,522
*	Alphabet Inc. Class A	182,038	25,205
	Texas Instruments Inc.	150,545	25,191
	UnitedHealth Group Inc.	46,979	23,189
	General Motors Co.	553,854	22,697
	Exelon Corp.	598,660	21,456
	Medtronic plc	254,574	21,221
	General Dynamics Corp.	76,859	21,002
	Bank of America Corp.	568,381	19,621
	BlackRock Inc.	23,805	19,314
	American Tower Corp.	93,462	18,586
	PNC Financial Services Group Inc.	125,173	18,425
	Pfizer Inc.	690,228	18,332
	Gilead Sciences Inc.	248,167	17,893
	Diamondback Energy Inc.	94,362	17,223
	Home Depot Inc.	45,038	17,142
	Walt Disney Co.	153,352	17,111
	Sempra	241,096	17,021
	Deere & Co.	45,312	16,541
	Coterra Energy Inc.	636,493	16,409
	PepsiCo Inc.	96,354	15,931
	Intel Corp.	367,027	15,801
5

Global Wellington Fund
				Shares	Market Value• ($000)
	Union Pacific Corp.			61,507	15,604
	LyondellBasell Industries NV Class A			152,474	15,290
	Kenvue Inc.			728,835	13,848
	Honeywell International Inc.			65,627	13,042
	Visa Inc. Class A			46,099	13,029
	Marsh & McLennan Cos. Inc.			62,173	12,576
	TJX Cos. Inc.			105,244	10,434
	Mondelez International Inc. Class A			71,754	5,243
	KLA Corp.			5,348	3,649
	Caterpillar Inc.			10,387	3,469
					881,329
Total Common Stocks (Cost $1,212,381)					1,538,274
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (5.7%)
[1,2]	Fannie Mae REMICS	2.000%	9/25/40	11	11
[1,2]	Fannie Mae REMICS	2.500%	5/25/45	182	166
[1,2]	Fannie Mae REMICS	3.000%	3/25/45–2/25/49	1,723	1,521
[1,2]	Fannie Mae REMICS	3.500%	6/25/44	67	64
[1,2]	Freddie Mac REMICS	1.750%	9/15/42	451	409
[1,2]	Freddie Mac REMICS	2.000%	7/25/50	1,100	929
[1,2]	Freddie Mac REMICS	4.000%	12/15/39–9/15/41	1,106	1,057
[1]	Ginnie Mae II Pool	2.000%	12/20/50–2/20/51	1,228	1,000
[1]	Ginnie Mae II Pool	2.500%	3/20/51–12/20/52	1,936	1,638
[1]	Ginnie Mae II Pool	3.000%	11/20/49–3/20/52	2,182	1,914
[1]	Ginnie Mae II Pool	3.500%	1/20/52–7/20/52	3,013	2,724
[1]	Ginnie Mae II Pool	4.000%	5/20/52–8/20/52	1,724	1,605
[1]	Ginnie Mae II Pool	4.500%	3/20/53	1,320	1,261
[1]	Ginnie Mae REMICS	2.500%	10/20/49	2,498	2,160
[1]	Ginnie Mae REMICS	2.750%	9/20/44	52	49
[1,2]	UMBS Pool	2.000%	4/1/41–8/1/51	9,238	7,393
[1,2]	UMBS Pool	2.500%	1/1/52	3,894	3,223
[1,2]	UMBS Pool	3.000%	6/1/51–10/1/51	2,708	2,342
[1,2]	UMBS Pool	3.500%	7/1/51–4/1/52	2,590	2,331
[1,2,3]	UMBS Pool	4.000%	3/1/46–3/25/54	2,071	1,944
[1,2,3]	UMBS Pool	4.500%	1/1/38–3/25/54	4,130	4,000
[1,2,3]	UMBS Pool	5.000%	8/1/43–3/25/54	6,639	6,475
[1,2]	UMBS Pool	5.500%	1/1/53–9/1/53	11,395	11,293
[1,2,3]	UMBS Pool	6.000%	2/1/53–3/25/54	12,193	12,284
[4]	United States Treasury Note/Bond	2.000%	11/15/41	3,462	2,396
	United States Treasury Note/Bond	2.375%	2/15/42	288	212
	United States Treasury Note/Bond	3.750%	12/31/28–12/31/30	5,052	4,923
	United States Treasury Note/Bond	3.875%	2/15/43–5/15/43	4,773	4,367
	United States Treasury Note/Bond	4.000%	12/15/25–2/15/34	19,845	19,570
	United States Treasury Note/Bond	4.125%	2/15/27–8/15/53	3,993	3,950
	United States Treasury Note/Bond	4.250%	10/15/25–2/15/54	7,906	7,781
	United States Treasury Note/Bond	4.375%	12/15/26–8/15/43	6,502	6,428
	United States Treasury Note/Bond	4.500%	11/15/33–2/15/44	2,333	2,356
	United States Treasury Note/Bond	4.625%	11/15/26–9/30/28	6,084	6,114
	United States Treasury Note/Bond	4.750%	11/15/43–11/15/53	7,120	7,349
6

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	5.000%	8/31/25	1,620	1,624
Total U.S. Government and Agency Obligations (Cost $136,917)					134,863
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
Bermuda (0.0%)
[1,5]	Start II Ltd. Series 2019-1	4.089%	3/15/44	108	99
Cayman Islands (0.0%)
[1,5]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/39	170	150
United States (0.9%)
[1,5]	Aaset Trust Series 2019-1	3.844%	5/15/39	38	30
[1,5]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	1,260	1,143
[1,5,6]	BX Trust Series 2021-ARIA, TSFR1M + 1.411%	6.729%	10/15/36	1,290	1,265
[1,5]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	155	140
[1,5]	CF Hippolyta Issuer LLC Series 2020-1	1.690%	7/15/60	365	339
[1,5]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/61	1,041	935
[1,5]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/62	459	446
[1,5,6]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	6.872%	10/25/41	250	251
[1,5]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/30	2,160	2,192
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/32	1,600	1,350
[1,2,5,6]	Freddie Mac STACR REMICS Trust Series 2020-DNA5, SOFR30A + 2.800%	8.122%	10/25/50	231	235
[1,5]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	1,169	1,055
[1,5]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	1,335	1,338
[1,5]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/71	1,552	1,538
[1,5]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	2,015	1,759
[1,5]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	425	353
[1,5]	Retained Vantage Data Centers Issuer LLC Series 2023-1A	5.000%	9/15/48	2,950	2,772
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	110	103
[1,5]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	48	47
[1,5]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/38	2,595	2,597
[1,5]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/38	1,480	1,485
					21,373
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $21,955)					21,622
Corporate Bonds (20.6%)
Australia (0.4%)
[5]	Commonwealth Bank of Australia	5.071%	9/14/28	2,915	2,935
[5]	Glencore Funding LLC	6.375%	10/6/30	4,563	4,793
[5]	Glencore Funding LLC	5.700%	5/8/33	605	611
[5]	Glencore Funding LLC	6.500%	10/6/33	1,327	1,416
					9,755
7

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Austria (0.1%)
[7]	A1 Towers Holding GmbH	5.250%	7/13/28	2,400	2,702
Belgium (0.3%)
[1,7]	Anheuser-Busch InBev SA/NV	1.650%	3/28/31	635	613
[1,7]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	2,025	2,024
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	27	24
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	837	857
[1,7]	Argenta Spaarbank NV	1.000%	10/13/26	3,600	3,691
					7,209
Canada (0.3%)
[5]	Constellation Software Inc.	5.158%	2/16/29	310	309
[5]	Constellation Software Inc.	5.461%	2/16/34	3,905	3,903
[8]	Emera Inc.	4.838%	5/2/30	3,000	2,193
	Fortis Inc.	3.055%	10/4/26	853	805
	TransCanada PipeLines Ltd.	4.875%	1/15/26	440	436
					7,646
Denmark (0.6%)
[1,7]	Danfoss Finance II BV	4.125%	12/2/29	2,925	3,233
[7]	Danske Bank A/S	0.500%	8/27/25	1,180	1,253
[5]	Danske Bank A/S	6.466%	1/9/26	3,193	3,204
[5]	Danske Bank A/S	1.621%	9/11/26	1,320	1,237
[5]	Danske Bank A/S	6.259%	9/22/26	200	202
[1,9]	Danske Bank A/S	2.250%	1/14/28	1,440	1,655
[3,5]	Danske Bank A/S	5.705%	3/1/30	725	726
[1,7]	Danske Bank A/S	4.750%	6/21/30	2,780	3,108
					14,618
France (1.7%)
[1,7]	Banque Federative du Credit Mutuel SA	4.375%	5/2/30	3,100	3,421
[7]	Banque Federative du Credit Mutuel SA	3.875%	6/16/32	3,400	3,590
[1,7]	BNP Paribas SA	0.125%	9/4/26	600	595
[5]	BNP Paribas SA	5.335%	6/12/29	3,132	3,128
[1,7]	BNP Paribas SA	4.250%	4/13/31	2,900	3,208
[1,7]	BNP Paribas SA	1.125%	1/15/32	800	783
[1,9]	BNP Paribas SA	5.750%	6/13/32	1,100	1,408
[5]	BNP Paribas SA	5.894%	12/5/34	1,635	1,675
[5]	BPCE SA	3.250%	1/11/28	525	487
[5]	BPCE SA	6.714%	10/19/29	2,005	2,081
[5]	BPCE SA	2.277%	1/20/32	1,100	876
[1,7]	BPCE SA	1.750%	2/2/34	2,900	2,739
[7]	BPCE SFH SA	3.000%	10/17/29	2,800	3,000
[1,7]	Carmila SA	5.500%	10/9/28	1,600	1,800
[5]	Credit Agricole SA	6.316%	10/3/29	1,021	1,053
[1,7]	Credit Agricole SA	4.375%	11/27/33	2,900	3,244
[1,7]	Credit Agricole SA	3.875%	11/28/34	1,000	1,097
[5]	Danone SA	2.947%	11/2/26	555	526
[1,7]	Engie SA	0.375%	6/11/27	2,300	2,239
[1,7]	Engie SA	4.000%	1/11/35	1,000	1,078
[1,7]	Engie SA	2.000%	9/28/37	1,300	1,116
[5]	WEA Finance LLC	3.500%	6/15/29	255	221
					39,365
Germany (0.6%)
[5]	Daimler Truck Finance North America LLC	5.150%	1/16/26	580	578
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/28	185	185
	Deutsche Bank AG	6.119%	7/14/26	3,528	3,535
8

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deutsche Bank AG	6.819%	11/20/29	1,530	1,582
[1,9]	E.ON International Finance BV	6.250%	6/3/30	675	900
[1,9]	E.ON International Finance BV	6.375%	6/7/32	1,645	2,214
[1,7]	E.ON SE	3.875%	1/12/35	1,090	1,187
[1,7]	Eurogrid GmbH	3.279%	9/5/31	2,700	2,848
[7]	Wintershall Dea Finance BV	1.823%	9/25/31	800	721
					13,750
Ireland (0.0%)
[5]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	707	655
Italy (0.7%)
[7]	Autostrade per l'Italia SpA	2.000%	12/4/28	4,030	3,995
[7]	Autostrade per l'Italia SpA	2.000%	1/15/30	1,500	1,432
[1,7]	Autostrade per l'Italia SpA	4.750%	1/24/31	335	371
[1,7]	Autostrade per l'Italia SpA	5.125%	6/14/33	1,825	2,056
[1,7]	Banco BPM SpA	0.750%	3/15/27	2,950	2,928
[7]	Intesa Sanpaolo SpA	3.625%	6/30/28	6,000	6,537
					17,319
Japan (0.2%)
[5]	NTT Finance Corp.	1.162%	4/3/26	1,180	1,087
[1,10]	Toyota Motor Finance Netherlands BV	2.130%	6/15/27	3,255	3,747
					4,834
Luxembourg (0.2%)
[5]	JAB Holdings BV	3.750%	5/28/51	805	523
[5]	JAB Holdings BV	4.500%	4/8/52	875	646
[1,7]	P3 Group Sarl	1.625%	1/26/29	3,570	3,384
					4,553
Mexico (0.0%)
	America Movil SAB de CV	3.625%	4/22/29	275	256
	America Movil SAB de CV	6.375%	3/1/35	385	417
					673
Netherlands (0.1%)
[1,9]	Cooperatieve Rabobank UA	4.625%	5/23/29	950	1,133
[1,7]	Koninklijke KPN NV	0.875%	11/15/33	1,100	924
	Shell International Finance BV	4.000%	5/10/46	330	271
	Shell International Finance BV	3.000%	11/26/51	1,338	897
					3,225
Norway (0.3%)
[1,7]	Aker BP ASA	1.125%	5/12/29	1,990	1,869
[5]	Aker BP ASA	3.750%	1/15/30	3,901	3,535
[5]	Aker BP ASA	4.000%	1/15/31	2,335	2,108
					7,512
Portugal (0.3%)
[1,7]	EDP - Energias de Portugal SA	3.875%	6/26/28	2,900	3,164
[1,7]	EDP Finance BV	1.875%	9/21/29	2,500	2,472
					5,636
South Africa (0.1%)
[1,7]	Anglo American Capital plc	4.750%	9/21/32	1,375	1,548
Spain (0.4%)
[1,7]	Banco de Sabadell SA	3.500%	8/28/26	3,900	4,218
9

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,7]	CaixaBank SA	4.250%	9/6/30	2,400	2,663
[1,7]	CaixaBank SA	5.125%	7/19/34	1,600	1,837
					8,718
Switzerland (1.1%)
[5]	Alcon Finance Corp.	3.000%	9/23/29	5,946	5,331
[5]	Alcon Finance Corp.	5.750%	12/6/52	200	204
	Credit Suisse AG	7.500%	2/15/28	4,023	4,333
[7]	Sika Capital BV	1.500%	4/29/31	2,525	2,386
	UBS AG	5.650%	9/11/28	4,613	4,705
[7]	UBS Group AG	7.750%	3/1/29	2,635	3,225
[1,7]	UBS Group AG	4.750%	3/17/32	2,690	3,020
[5]	UBS Group AG	6.301%	9/22/34	1,720	1,776
					24,980
United Arab Emirates (0.2%)
[5]	DAE Funding LLC	1.550%	8/1/24	1,915	1,878
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	4,264	3,658
					5,536
United Kingdom (1.2%)
[5]	Ashtead Capital Inc.	2.450%	8/12/31	2,607	2,100
[5]	Ashtead Capital Inc.	5.500%	8/11/32	600	587
[5]	Ashtead Capital Inc.	5.550%	5/30/33	385	377
[5]	Ashtead Capital Inc.	5.950%	10/15/33	630	633
[5]	Ashtead Capital Inc.	5.800%	4/15/34	815	807
	AstraZeneca plc	4.000%	1/17/29	831	802
[1,7]	Barclays plc	5.262%	1/29/34	770	879
	BAT Capital Corp.	6.343%	8/2/30	1,316	1,358
[1,8]	BP Capital Markets plc	3.470%	5/15/25	1,350	977
[7]	BUPA Finance plc	5.000%	10/12/30	3,815	4,314
[9]	Grainger plc	3.000%	7/3/30	3,060	3,244
[9]	Hammerson plc	7.250%	4/21/28	2,150	2,780
[1,9]	Heathrow Funding Ltd.	2.750%	10/13/29	1,805	2,010
[1,9]	National Grid Electricity Transmission plc	2.000%	9/16/38	1,145	941
[1,9]	National Grid Electricity Transmission plc	2.000%	4/17/40	890	702
[1,7]	National Grid plc	0.163%	1/20/28	1,700	1,602
[1,7]	National Grid plc	3.875%	1/16/29	2,125	2,314
	Santander UK Group Holdings plc	1.089%	3/15/25	1,534	1,531
					27,958
United States (11.8%)
	AbbVie Inc.	4.950%	3/15/31	1,500	1,500
	AbbVie Inc.	4.050%	11/21/39	1,428	1,253
	AbbVie Inc.	5.350%	3/15/44	115	116
	AbbVie Inc.	5.400%	3/15/54	280	284
	Aircastle Ltd.	4.250%	6/15/26	1,958	1,898
[1]	Alabama Power Co.	4.300%	7/15/48	281	235
	American Express Co.	6.489%	10/30/31	72	77
	American Express Co.	5.043%	5/1/34	3,458	3,392
	American International Group Inc.	3.400%	6/30/30	2,628	2,372
	American International Group Inc.	4.750%	4/1/48	50	46
	American International Group Inc.	4.375%	6/30/50	628	539
[7]	American Medical Systems Europe BV	3.500%	3/8/32	2,910	3,125
[5]	American Transmission Systems Inc.	2.650%	1/15/32	1,178	967
	Archer-Daniels-Midland Co.	2.900%	3/1/32	1,875	1,598
	Archer-Daniels-Midland Co.	4.500%	8/15/33	1,548	1,475
	Arizona Public Service Co.	4.350%	11/15/45	1,200	986
10

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	3.500%	6/1/41	1,052	807
	AT&T Inc.	4.300%	12/15/42	1,604	1,354
	AT&T Inc.	4.750%	5/15/46	3,960	3,467
[5]	Athene Global Funding	1.450%	1/8/26	2,913	2,691
[5]	Athene Global Funding	2.500%	3/24/28	2,813	2,492
[5]	Athene Global Funding	5.583%	1/9/29	1,890	1,883
	Bank of America Corp.	2.482%	9/21/36	3,947	3,117
	Bank of America Corp.	3.311%	4/22/42	1,211	918
[7]	Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	1,905	1,792
	Boeing Co.	5.805%	5/1/50	2,694	2,589
[7]	Booking Holdings Inc.	4.500%	11/15/31	285	325
[7]	Booking Holdings Inc.	4.125%	5/12/33	1,210	1,347
[5]	Boston Gas Co.	3.001%	8/1/29	143	125
	BP Capital Markets America Inc.	4.812%	2/13/33	615	600
	BP Capital Markets America Inc.	2.939%	6/4/51	2,125	1,397
	Brixmor Operating Partnership LP	2.500%	8/16/31	886	719
[5]	Broadcom Inc.	3.469%	4/15/34	6,765	5,712
[5]	Brooklyn Union Gas Co.	4.273%	3/15/48	1,063	804
	Capital One Financial Corp.	7.149%	10/29/27	6,284	6,515
	Capital One Financial Corp.	5.700%	2/1/30	270	271
[7]	Carrier Global Corp.	4.500%	11/29/32	1,855	2,092
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	2,364	2,381
	Charter Communications Operating LLC	2.250%	1/15/29	215	181
	Charter Communications Operating LLC	5.050%	3/30/29	655	627
	Charter Communications Operating LLC	6.384%	10/23/35	391	378
	Charter Communications Operating LLC	3.700%	4/1/51	672	407
	Cheniere Energy Partners LP	4.500%	10/1/29	3,159	2,961
	Cheniere Energy Partners LP	4.000%	3/1/31	3,915	3,497
	Citizens Financial Group Inc.	5.841%	1/23/30	615	608
	Cleco Corporate Holdings LLC	3.375%	9/15/29	358	311
[5]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	455	446
[5]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	479	488
[5]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	1,810	1,921
[7]	Comcast Corp.	0.000%	9/14/26	3,225	3,192
	Comcast Corp.	3.250%	11/1/39	726	558
	Comcast Corp.	4.000%	3/1/48	44	35
	Comcast Corp.	3.999%	11/1/49	132	104
	Comcast Corp.	2.887%	11/1/51	1,560	988
	Comcast Corp.	4.049%	11/1/52	11	9
	Comcast Corp.	2.937%	11/1/56	1,595	982
	Comcast Corp.	2.650%	8/15/62	25	14
	Comcast Corp.	2.987%	11/1/63	21	13
	Commonwealth Edison Co.	3.650%	6/15/46	39	30
	Commonwealth Edison Co.	4.000%	3/1/48	270	216
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	83	89
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	319	274
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	165	138
	Corebridge Financial Inc.	4.350%	4/5/42	2,410	1,993
[5]	Corebridge Global Funding	5.900%	9/19/28	2,152	2,193
[5]	Cox Communications Inc.	3.500%	8/15/27	2,934	2,769
[5]	Cox Communications Inc.	4.800%	2/1/35	100	92
	CubeSmart LP	2.250%	12/15/28	1,096	953
	CVS Health Corp.	2.875%	6/1/26	1,602	1,523
	CVS Health Corp.	4.300%	3/25/28	124	120
	CVS Health Corp.	4.125%	4/1/40	259	213
11

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	5.050%	3/25/48	138	123
	Dignity Health	3.812%	11/1/24	594	585
	Discovery Communications LLC	4.125%	5/15/29	205	189
	Discovery Communications LLC	3.625%	5/15/30	1,096	963
	Discovery Communications LLC	5.300%	5/15/49	1,063	867
	Discovery Communications LLC	4.000%	9/15/55	2,015	1,334
[1]	Dominion Energy Inc.	3.375%	4/1/30	285	257
	Dominion Energy Inc.	5.375%	11/15/32	3,141	3,123
[1]	Dominion Energy Inc.	4.900%	8/1/41	807	723
[1]	Dominion Energy Inc.	4.850%	8/15/52	431	377
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	172	191
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	124	125
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	300	296
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	230	203
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	727	617
	Eaton Corp.	4.700%	8/23/52	160	148
	Energy Transfer LP	6.000%	6/15/48	2,761	2,703
[5]	Equitable Financial Life Global Funding	1.400%	7/7/25	165	156
[5]	Equitable Financial Life Global Funding	1.300%	7/12/26	1,123	1,017
[5]	Equitable Financial Life Global Funding	1.400%	8/27/27	908	787
[5]	ERAC USA Finance LLC	5.200%	10/30/34	1,315	1,304
	Extra Space Storage LP	5.500%	7/1/30	2,140	2,149
	Extra Space Storage LP	5.900%	1/15/31	620	634
	Exxon Mobil Corp.	2.610%	10/15/30	209	183
	Florida Power & Light Co.	5.050%	4/1/28	270	272
[7]	Fortive Corp.	3.700%	8/15/29	3,515	3,801
[5]	GA Global Funding Trust	5.500%	1/8/29	1,840	1,817
[7]	General Mills Inc.	3.907%	4/13/29	1,470	1,605
[5]	Genting New York LLC	3.300%	2/15/26	1,668	1,547
	Georgia Power Co.	4.300%	3/15/42	4,635	3,956
	Georgia Power Co.	5.125%	5/15/52	478	454
	GLP Capital LP	6.750%	12/1/33	3,418	3,550
	Goldman Sachs Group Inc.	1.431%	3/9/27	3,975	3,674
[5]	Gray Oak Pipeline LLC	2.600%	10/15/25	480	456
[5]	Gray Oak Pipeline LLC	3.450%	10/15/27	77	72
	HCA Inc.	5.450%	4/1/31	625	622
	Healthpeak OP LLC	3.500%	7/15/29	369	337
	HEICO Corp.	5.250%	8/1/28	2,523	2,539
	HEICO Corp.	5.350%	8/1/33	4,115	4,090
	Home Depot Inc.	3.300%	4/15/40	2,411	1,889
[7]	Honeywell International Inc.	3.750%	5/17/32	975	1,064
[7]	Honeywell International Inc.	4.125%	11/2/34	2,070	2,304
	Humana Inc.	5.875%	3/1/33	1,115	1,144
	Humana Inc.	5.500%	3/15/53	1,075	1,041
[5]	Hyundai Capital America	6.250%	11/3/25	6,046	6,114
	Intel Corp.	5.600%	2/21/54	2,629	2,629
	Intercontinental Exchange Inc.	4.350%	6/15/29	2,949	2,862
	Intercontinental Exchange Inc.	4.950%	6/15/52	391	365
	International Business Machines Corp.	3.300%	5/15/26	550	530
[5]	ITC Holdings Corp.	4.950%	9/22/27	584	580
	JPMorgan Chase & Co.	2.947%	2/24/28	1,476	1,382
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	1,074	863
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	1,200	878
	Kaiser Foundation Hospitals	4.875%	4/1/42	650	617
	Kenvue Inc.	5.050%	3/22/53	1,741	1,675
12

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	KeySpan Gas East Corp.	2.742%	8/15/26	440	410
	Kite Realty Group LP	5.500%	3/1/34	4,436	4,336
	LKQ Corp.	5.750%	6/15/28	578	584
[3,7]	LKQ Dutch Bond BV	4.125%	3/13/31	2,855	3,087
	LXP Industrial Trust	6.750%	11/15/28	3,555	3,661
	M&T Bank Corp.	7.413%	10/30/29	3,530	3,703
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	1,010	988
[5]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	606	419
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	127
	Merck & Co. Inc.	5.000%	5/17/53	1,342	1,301
	MetLife Inc.	5.375%	7/15/33	3,243	3,261
[5]	Metropolitan Edison Co.	5.200%	4/1/28	88	88
	MidAmerican Energy Co.	4.250%	5/1/46	12	10
[1]	Morgan Stanley	3.125%	7/27/26	2,037	1,942
[1]	Morgan Stanley	3.772%	1/24/29	628	594
[7]	Morgan Stanley	0.497%	2/7/31	1,495	1,326
[1]	Morgan Stanley	2.511%	10/20/32	5,120	4,193
	Morgan Stanley	5.466%	1/18/35	200	200
	Morgan Stanley	5.948%	1/19/38	1,578	1,573
	Nasdaq Inc.	5.950%	8/15/53	215	221
	Nasdaq Inc.	6.100%	6/28/63	198	205
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	804	808
	NiSource Inc.	5.250%	3/30/28	534	536
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	252	196
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	40	28
[5]	Oglethorpe Power Corp.	6.191%	1/1/31	184	183
	Oglethorpe Power Corp.	5.050%	10/1/48	177	156
	Oracle Corp.	3.650%	3/25/41	1,345	1,034
	Oracle Corp.	4.500%	7/8/44	981	823
	Oracle Corp.	3.950%	3/25/51	1,129	841
	Pacific Gas & Electric Co.	4.500%	7/1/40	2,453	2,061
	Pacific Gas & Electric Co.	4.200%	6/1/41	2,754	2,164
[5]	Pennsylvania Electric Co.	5.150%	3/30/26	65	64
[5]	Pennsylvania Electric Co.	3.250%	3/15/28	1,766	1,629
[5]	Pennsylvania Electric Co.	3.600%	6/1/29	229	211
[5]	Penske Truck Leasing Co. LP	3.950%	3/10/25	1,251	1,227
[5]	Penske Truck Leasing Co. LP	4.000%	7/15/25	180	176
[5]	Penske Truck Leasing Co. LP	5.875%	11/15/27	4,026	4,087
[5]	Penske Truck Leasing Co. LP	6.050%	8/1/28	1,622	1,659
	Philip Morris International Inc.	5.125%	2/13/31	1,355	1,333
	Philip Morris International Inc.	5.250%	2/13/34	5,006	4,891
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	877	762
	Progressive Corp.	3.950%	3/26/50	1,336	1,088
[1,7]	Prologis Euro Finance LLC	4.250%	1/31/43	1,390	1,463
[3,5]	Prologis Targeted US Logistics Fund LP	5.250%	4/1/29	550	547
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	2,488	2,476
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	225	174
[1]	Prudential Financial Inc.	3.700%	3/13/51	1,663	1,263
	Realty Income Corp.	2.200%	6/15/28	314	279
[7]	Realty Income Corp.	4.875%	7/6/30	5,610	6,379
	Realty Income Corp.	2.850%	12/15/32	132	109
	Realty Income Corp.	4.900%	7/15/33	1,577	1,505
	Realty Income Corp.	5.125%	2/15/34	975	944
[9]	Realty Income Corp.	6.000%	12/5/39	1,590	2,092
13

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	4.450%	11/16/38	725	644
[1]	San Diego Gas & Electric Co.	4.100%	6/15/49	287	231
[5]	SBA Tower Trust	1.884%	1/15/26	245	227
[5]	SBA Tower Trust	1.631%	11/15/26	2,265	2,032
[1]	SCE Recovery Funding LLC	0.861%	11/15/31	308	262
[1]	SCE Recovery Funding LLC	1.942%	5/15/38	165	121
[1]	SCE Recovery Funding LLC	2.510%	11/15/43	95	64
	Sierra Pacific Power Co.	2.600%	5/1/26	149	141
[1]	Southern California Edison Co.	3.700%	8/1/25	30	29
[1]	Southern California Edison Co.	2.950%	2/1/51	870	557
	Southern California Edison Co.	5.875%	12/1/53	894	908
	Southern Co.	4.400%	7/1/46	7	6
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	710	727
[1]	SSM Health Care Corp.	3.823%	6/1/27	320	307
[1]	Sutter Health	2.294%	8/15/30	190	162
	Targa Resources Corp.	6.150%	3/1/29	1,040	1,072
[5]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/34	1,453	1,402
	T-Mobile USA Inc.	2.050%	2/15/28	2,175	1,938
	T-Mobile USA Inc.	5.750%	1/15/54	844	854
	T-Mobile USA Inc.	6.000%	6/15/54	168	176
	Toledo Hospital	5.750%	11/15/38	205	205
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	38	36
	UnitedHealth Group Inc.	3.850%	6/15/28	903	869
	UnitedHealth Group Inc.	2.000%	5/15/30	264	222
	UnitedHealth Group Inc.	4.200%	1/15/47	72	61
	UnitedHealth Group Inc.	4.750%	5/15/52	99	90
	UnitedHealth Group Inc.	5.050%	4/15/53	1,809	1,721
	Verizon Communications Inc.	2.875%	11/20/50	250	159
	Verizon Communications Inc.	2.987%	10/30/56	1,758	1,093
	Verizon Communications Inc.	3.000%	11/20/60	260	158
[5]	VICI Properties LP	4.250%	12/1/26	6,101	5,843
[1,8]	Walt Disney Co.	3.057%	3/30/27	2,350	1,650
	Warnermedia Holdings Inc.	4.054%	3/15/29	1,157	1,069
[1,8]	Wells Fargo & Co.	2.975%	5/19/26	625	442
	Wells Fargo & Co.	6.303%	10/23/29	2,147	2,225
[1]	Wells Fargo & Co.	2.879%	10/30/30	479	420
	Wells Fargo & Co.	5.389%	4/24/34	1,000	984
[1]	Wells Fargo & Co.	4.611%	4/25/53	2,063	1,800
	Welltower OP LLC	4.125%	3/15/29	3,840	3,651
[3]	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	3,870	3,886
					279,228
Total Corporate Bonds (Cost $494,309)					487,420
Sovereign Bonds (4.5%)
Australia (0.3%)
[1,11]	Commonwealth of Australia	2.750%	11/21/27	135	85
[1,11]	Commonwealth of Australia	2.250%	5/21/28	4,036	2,474
[1,11]	Commonwealth of Australia	1.000%	11/21/31	1,401	729
[1,11]	Commonwealth of Australia	4.500%	4/21/33	5,010	3,353
					6,641
14

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Bermuda (0.0%)
[1,5]	Bermuda	2.375%	8/20/30	200	167
[1,5]	Bermuda	3.375%	8/20/50	200	134
					301
Bulgaria (0.3%)
[1,7]	Republic of Bulgaria	4.500%	1/27/33	6,210	7,010
[5,7]	Republic of Bulgaria	4.500%	1/27/33	245	277
					7,287
Canada (0.5%)
[8]	Canadian Government Bond	0.750%	10/1/24	1,395	1,005
[8]	Canadian Government Bond	4.500%	2/1/26	1,553	1,151
[8]	Canadian Government Bond	2.750%	9/1/27	1,700	1,214
[8]	Canadian Government Bond	1.500%	6/1/31	350	225
[8]	Canadian Government Bond	3.250%	12/1/33	1,652	1,194
[8]	Canadian Government Bond	3.500%	12/1/45	693	515
[8]	Canadian Government Bond	2.000%	12/1/51	250	139
[8]	Canadian Government Bond	1.750%	12/1/53	634	327
[8]	City of Montreal	3.150%	12/1/36	750	481
[8]	City of Montreal	3.500%	12/1/38	410	267
[8]	City of Montreal	2.400%	12/1/41	1,000	539
[8]	City of Toronto	3.200%	8/1/48	1,000	583
[8]	Municipal Finance Authority of British Columbia	4.950%	12/1/27	2,200	1,674
[8]	Province of Ontario	2.900%	6/2/28	1,910	1,354
[1,10]	Province of Ontario	0.250%	6/28/29	985	1,052
[8]	Regional Municipality of York	2.150%	6/22/31	800	517
					12,237
Chile (0.0%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	650	611
France (0.2%)
[7]	French Republic	2.000%	11/25/32	3,790	3,837
Germany (0.7%)
[1,7]	Federal Republic of Germany	3.100%	12/12/25	15,870	17,172
Japan (0.7%)
[1,12]	Japan	0.000%	5/10/24	1,871,850	12,488
[1,12]	Japan	1.100%	6/20/43	305,350	1,924
[1,12]	Japan	0.700%	6/20/51	117,800	616
[1,12]	Japan	0.700%	9/20/51	59,400	310
[1,12]	Japan	1.200%	6/20/53	72,900	427
					15,765
Mexico (0.1%)
[1]	United Mexican States	6.400%	5/7/54	2,275	2,245
Norway (0.1%)
	Equinor ASA	3.000%	4/6/27	1,701	1,609
Qatar (0.0%)
[1,5]	State of Qatar	5.103%	4/23/48	255	246
[1,5]	State of Qatar	4.400%	4/16/50	780	682
					928
Romania (0.3%)
[5,7]	Republic of Romania	5.375%	3/22/31	6,765	7,270
15

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Saudi Arabia (0.4%)
[1,5]	Kingdom of Saudi Arabia	5.000%	1/16/34	2,990	2,937
[1,5]	Kingdom of Saudi Arabia	5.000%	1/18/53	765	675
[1,5]	Kingdom of Saudi Arabia	5.750%	1/16/54	3,768	3,645
[1,5]	Saudi Arabian Oil Co.	2.875%	4/16/24	500	498
[1,5]	Saudi Arabian Oil Co.	3.500%	4/16/29	680	631
					8,386
Spain (0.0%)
[5,7]	Kingdom of Spain	0.600%	10/31/29	1,050	996
Supranational (0.7%)
[1,7]	European Investment Bank	1.500%	10/16/48	5,690	4,414
[1,7]	European Union	0.000%	7/4/35	1,740	1,344
[1,7]	European Union	0.200%	6/4/36	5,385	4,144
[1,7]	European Union	2.625%	2/4/48	6,155	5,923
					15,825
United Kingdom (0.2%)
[9]	United Kingdom	0.625%	7/31/35	2,460	2,113
[9]	United Kingdom	0.625%	10/22/50	3,990	2,028
[9]	United Kingdom	3.750%	10/22/53	325	355
					4,496
Total Sovereign Bonds (Cost $110,437)					105,606
Taxable Municipal Bonds (0.6%)
United States (0.6%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	110	89
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	340	377
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	90	71
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	55	47
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	320	291
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	918	1,035
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	130	120
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	320	233
	Illinois GO	5.100%	6/1/33	4,675	4,604
[13]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	475	329
[14]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	325	325
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	175	144
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	15	15
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	170	186
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	805	889
[15]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	635	675
16

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	2,060	2,151
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	225	200
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/35	980	987
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/41	745	755
Total Taxable Municipal Bonds (Cost $14,622)					13,523
				Shares
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[16]	Vanguard Market Liquidity Fund (Cost $60,317)	5.400%		603,425	60,336
Total Investments (99.8%) (Cost $2,050,938)					2,361,644
Other Assets and Liabilities—Net (0.2%)					5,141
Net Assets (100%)					2,366,785
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2024.
4	Securities with a value of $1,677,000 have been segregated as initial margin for open futures contracts.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, the aggregate value was $151,239,000, representing 6.4% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in euro.
8	Face amount denominated in Canadian dollars.
9	Face amount denominated in British pounds.
10	Face amount denominated in Swiss francs.
11	Face amount denominated in Australian dollars.
12	Face amount denominated in Japanese yen.
13	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.
17

Global Wellington Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
10-Year U.S. Treasury Note	June 2024	(125)	(13,805)	—
Euro-Bobl	March 2024	(91)	(11,430)	32
Euro-Bund	March 2024	(66)	(9,462)	73
Long Gilt	June 2024	(32)	(3,962)	(1)
Ultra 10-Year U.S. Treasury Note	June 2024	(161)	(18,382)	(32)
				72

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Goldman Sachs International	3/28/24	EUR	2,146	USD	2,324	—	(3)
JPMorgan Chase Bank, N.A.	3/28/24	EUR	1,318	USD	1,425	1	—
JPMorgan Chase Bank, N.A.	3/28/24	EUR	1	USD	1	—	—
JPMorgan Chase Bank, N.A.	3/28/24	GBP	2	USD	3	—	—
Goldman Sachs International	3/28/24	USD	9,878	AUD	15,092	60	—
Goldman Sachs International	3/28/24	USD	14,811	CAD	20,011	61	—
JPMorgan Chase Bank, N.A.	3/28/24	AUD	900	CAD	796	—	(1)
Goldman Sachs International	3/28/24	USD	4,848	CHF	4,254	25	—
JPMorgan Chase Bank, N.A.	3/28/24	USD	193,193	EUR	177,644	1,003	—
Goldman Sachs International	3/28/24	GBP	2,921	EUR	3,412	—	(4)
JPMorgan Chase Bank, N.A.	3/28/24	USD	29,589	GBP	23,319	148	—
JPMorgan Chase Bank, N.A.	3/28/24	USD	11,919	JPY	1,788,473	—	(56)
JPMorgan Chase Bank, N.A.	3/28/24	AUD	3,733	JPY	366,900	—	(28)
18

Global Wellington Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	3/28/24	GBP	1,169	JPY	222,587	—	(15)
JPMorgan Chase Bank, N.A.	3/28/24	USD	3	SEK	30	—	—
						1,298	(107)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.
At February 29, 2024, the counterparties had deposited in segregated accounts securities with a value of $787,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Global Wellington Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,990,621)	2,301,308
Affiliated Issuers (Cost $60,317)	60,336
Total Investments in Securities	2,361,644
Investment in Vanguard	73
Foreign Currency, at Value (Cost $484)	482
Receivables for Investment Securities Sold	39,505
Receivables for Accrued Income	14,103
Receivables for Capital Shares Issued	1,920
Unrealized Appreciation—Forward Currency Contracts	1,298
Total Assets	2,419,025
Liabilities
Due to Custodian	7
Payables for Investment Securities Purchased	48,999
Payables for Capital Shares Redeemed	1,733
Payables to Investment Advisor	992
Payables to Vanguard	279
Variation Margin Payable—Futures Contracts	123
Unrealized Depreciation—Forward Currency Contracts	107
Total Liabilities	52,240
Net Assets	2,366,785
At February 29, 2024, net assets consisted of:

Paid-in Capital	2,033,139
Total Distributable Earnings (Loss)	333,646
Net Assets	2,366,785

Investor Shares—Net Assets
Applicable to 10,702,108 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	274,536
Net Asset Value Per Share—Investor Shares	$25.65

Admiral Shares—Net Assets
Applicable to 65,238,498 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,092,249
Net Asset Value Per Share—Admiral Shares	$32.07
See accompanying Notes, which are an integral part of the Financial Statements.
20

Global Wellington Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends[1]	16,007
Interest[2]	16,834
Securities Lending—Net	1
Total Income	32,842
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,632
Performance Adjustment	336
The Vanguard Group—Note C
Management and Administrative—Investor Shares	359
Management and Administrative—Admiral Shares	1,541
Marketing and Distribution—Investor Shares	9
Marketing and Distribution—Admiral Shares	47
Custodian Fees	28
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	16
Trustees’ Fees and Expenses	1
Other Expenses	60
Total Expenses	4,037
Expenses Paid Indirectly	(7)
Net Expenses	4,030
Net Investment Income	28,812
Realized Net Gain (Loss)
Investment Securities Sold[2]	28,702
Futures Contracts	246
Forward Currency Contracts	1,335
Foreign Currencies	(32)
Realized Net Gain (Loss)	30,251
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	97,154
Futures Contracts	283
Forward Currency Contracts	1,028
Foreign Currencies	(28)
Change in Unrealized Appreciation (Depreciation)	98,437
Net Increase (Decrease) in Net Assets Resulting from Operations	157,500
1	Dividends are net of foreign withholding taxes of $461,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,484,000, ($2,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
21

Global Wellington Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	28,812	52,038
Realized Net Gain (Loss)	30,251	(18,260)
Change in Unrealized Appreciation (Depreciation)	98,437	146,443
Net Increase (Decrease) in Net Assets Resulting from Operations	157,500	180,221
Distributions
Investor Shares	(3,263)	(10,955)
Admiral Shares	(25,970)	(78,051)
Total Distributions	(29,233)	(89,006)
Capital Share Transactions
Investor Shares	14,192	9,516
Admiral Shares	216,885	117,762
Net Increase (Decrease) from Capital Share Transactions	231,077	127,278
Total Increase (Decrease)	359,344	218,493
Net Assets
Beginning of Period	2,007,441	1,788,948
End of Period	2,366,785	2,007,441
See accompanying Notes, which are an integral part of the Financial Statements.
22

Global Wellington Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$24.34	$23.18	$26.18	$22.29	$21.41	$20.51
Investment Operations
Net Investment Income[1]	.311	.630	.566	.410	.430	.443
Net Realized and Unrealized Gain (Loss) on Investments	1.318	1.659	(2.711)	3.871	.874	.920
Total from Investment Operations	1.629	2.289	(2.145)	4.281	1.304	1.363
Distributions
Dividends from Net Investment Income	(.309)	(.560)	(.446)	(.391)	(.389)	(.426)
Distributions from Realized Capital Gains	(.010)	(.569)	(.409)	—	(.035)	(.037)
Total Distributions	(.319)	(1.129)	(.855)	(.391)	(.424)	(.463)
Net Asset Value, End of Period	$25.65	$24.34	$23.18	$26.18	$22.29	$21.41
Total Return[2]	6.75%	10.18%	-8.43%	19.36%	6.22%	6.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$275	$247	$226	$247	$181	$176
Ratio of Total Expenses to Average Net Assets[3]	0.48%[4]	0.50%[4]	0.45%[4]	0.42%	0.44%	0.46%
Ratio of Net Investment Income to Average Net Assets	2.53%	2.66%	2.26%	1.68%	2.01%	2.19%
Portfolio Turnover Rate	37%[5]	93%[5]	77%[5]	68%[5]	58%[5]	54%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.04%, (0.01%), (0.03%), (0.01%), and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.48%, 0.50% and 0.44%, respectively.
5	Includes 1%, 15%, 15%, 20%, and 10%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
23

Global Wellington Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$30.43	$28.98	$32.74	$27.87	$26.76	$25.65
Investment Operations
Net Investment Income[1]	.408	.827	.750	.554	.564	.583
Net Realized and Unrealized Gain (Loss) on Investments	1.651	2.072	(3.398)	4.842	1.104	1.132
Total from Investment Operations	2.059	2.899	(2.648)	5.396	1.668	1.715
Distributions
Dividends from Net Investment Income	(.406)	(.738)	(.601)	(.526)	(.514)	(.559)
Distributions from Realized Capital Gains	(.013)	(.711)	(.511)	—	(.044)	(.046)
Total Distributions	(.419)	(1.449)	(1.112)	(.526)	(.558)	(.605)
Net Asset Value, End of Period	$32.07	$30.43	$28.98	$32.74	$27.87	$26.76
Total Return[2]	6.82%	10.32%	-8.33%	19.53%	6.38%	6.85%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,092	$1,761	$1,563	$1,577	$1,129	$826
Ratio of Total Expenses to Average Net Assets[3]	0.35%[4]	0.37%[4]	0.32%[4]	0.29%	0.34%	0.36%
Ratio of Net Investment Income to Average Net Assets	2.65%	2.79%	2.39%	1.81%	2.11%	2.29%
Portfolio Turnover Rate	37%[5]	93%[5]	77%[5]	68%[5]	58%[5]	54%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.04%, (0.01%), (0.03%), (0.01%), and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%, 0.37% and 0.32%, respectively.
5	Includes 1%, 15%, 15%, 20%, and 10%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
24

Global Wellington Fund
Notes to Financial Statements
Vanguard Global Wellington Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also
25

Global Wellington Fund
enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented 1% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
26

Global Wellington Fund
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended February 29, 2024, the fund’s average investment in forward currency contracts represented 12% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and
27

Global Wellington Fund
settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that
28

Global Wellington Fund
are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the Global Wellington Composite Index, comprising the FTSE Developed Index and the Bloomberg Fixed Income Composite Index, for the preceding three years. For the six months ended February 29, 2024, the investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets before a net increase of $336,000 (0.03%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $73,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 29, 2024, custodian fee offset arrangements reduced the fund’s expenses by $7,000 (an annual rate of less than 0.01% of average net assets).
29

Global Wellington Fund
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	881,329	—	—	881,329
Common Stocks—Other	57,870	599,075	—	656,945
U.S. Government and Agency Obligations	—	134,863	—	134,863
Asset-Backed/Commercial Mortgage-Backed Securities	—	21,622	—	21,622
Corporate Bonds	—	487,420	—	487,420
Sovereign Bonds	—	105,606	—	105,606
Taxable Municipal Bonds	—	13,523	—	13,523
Temporary Cash Investments	60,336	—	—	60,336
Total	999,535	1,362,109	—	2,361,644

Derivative Financial Instruments
Assets
Futures Contracts[1]	105	—	—	105
Forward Currency Contracts	—	1,298	—	1,298
Total	105	1,298	—	1,403
Liabilities
Futures Contracts[1]	33	—	—	33
Forward Currency Contracts	—	107	—	107
Total	33	107	—	140
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
30

Global Wellington Fund
F.  At February 29, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	105	—	105
Unrealized Appreciation—Forward Currency Contracts	—	1,298	1,298
Total Assets	105	1,298	1,403

Unrealized Depreciation—Futures Contracts[1]	33	—	33
Unrealized Depreciation—Forward Currency Contracts	—	107	107
Total Liabilities	33	107	140
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 29, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	246	—	246
Forward Currency Contracts	—	1,335	1,335
Realized Net Gain (Loss) on Derivatives	246	1,335	1,581

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	283	—	283
Forward Currency Contracts	—	1,028	1,028
Change in Unrealized Appreciation (Depreciation) on Derivatives	283	1,028	1,311
G.  As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,054,270
Gross Unrealized Appreciation	373,232
Gross Unrealized Depreciation	(64,595)
Net Unrealized Appreciation (Depreciation)	308,637
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $15,089,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
31

Global Wellington Fund
H.  During the six months ended February 29, 2024, the fund purchased $755,120,000 of investment securities and sold $533,818,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $252,340,000 and $249,507,000, respectively.
I.  Capital share transactions for each class of shares were:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	47,102	1,898	60,560	2,543
Issued in Lieu of Cash Distributions	2,909	118	9,722	418
Redeemed	(35,819)	(1,456)	(60,766)	(2,570)
Net Increase (Decrease)—Investor Shares	14,192	560	9,516	391
Admiral Shares
Issued	404,261	13,435	365,250	12,306
Issued in Lieu of Cash Distributions	22,727	734	68,549	2,361
Redeemed	(210,103)	(6,788)	(316,037)	(10,739)
Net Increase (Decrease)—Admiral Shares	216,885	7,381	117,762	3,928
J.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.  Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
32

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Global Wellington Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For the advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. For the equity portion of the fund, Wellington Management focuses on high-quality companies in out-of-favor industries that generate superior returns. The equity subportfolio includes large- and mid-cap stocks, with a valuation discount, premium dividend yield, and market-like earnings growth. The advisor primarily invests the fixed income portion of the fund in government and mortgage securities in addition to high-quality corporate bonds. The fund’s bond portion will maintain an intermediate-term duration.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
33

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
34

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You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q15672 042024

Semiannual Report  |  February 29, 2024
Vanguard Global Wellesley® Income Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 29, 2024
	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return
Global Wellesley Income Fund
Investor Shares	$1,000.00	$1,045.60	$2.24
Admiral™ Shares	1,000.00	1,046.50	1.58
Based on Hypothetical 5% Yearly Return
Global Wellesley Income Fund
Investor Shares	$1,000.00	$1,022.68	$2.21
Admiral Shares	1,000.00	1,023.32	1.56
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.44% for Investor Shares and 0.31% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

Global Wellesley Income Fund
Fund Allocation
As of February 29, 2024

United States	53.2%
France	8.3
United Kingdom	6.5
Japan	4.6
Switzerland	3.9
Canada	3.9
Germany	2.3
Italy	2.2
Australia	2.2
Norway	1.8
Spain	1.5
Supranational	1.3
Denmark	1.3
Other	7.0
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Global Wellesley Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (36.9%)
Australia (0.8%)
Rio Tinto plc	63,439	4,070
Canada (2.1%)
Bank of Nova Scotia	94,788	4,596
Royal Bank of Canada	40,133	3,898
Enbridge Inc.	75,422	2,592
		11,086
France (4.6%)
TotalEnergies SE	103,257	6,582
AXA SA	156,343	5,566
Bureau Veritas SA	145,594	4,230
Engie SA	245,427	3,938
Pernod Ricard SA	21,994	3,676
		23,992
Hong Kong (0.6%)
AIA Group Ltd.	423,800	3,416
Italy (0.8%)
FinecoBank Banca Fineco SpA	289,165	4,006
Japan (2.9%)
Mitsubishi UFJ Financial Group Inc.	406,853	4,180
Tokio Marine Holdings Inc.	141,797	4,143
Isuzu Motors Ltd.	259,427	3,702
KDDI Corp.	102,490	3,098
		15,123
Netherlands (0.6%)
Koninklijke KPN NV	794,088	2,903
Norway (1.3%)
DNB Bank ASA	178,060	3,565
Equinor ASA	127,668	3,146
		6,711
Spain (0.7%)
Industria de Diseno Textil SA	77,730	3,458
Switzerland (1.8%)
Novartis AG (Registered)	48,783	4,922
UBS Group AG (Registered)	155,871	4,451
		9,373
4

Global Wellesley Income Fund
				Shares	Market Value• ($000)
Taiwan (0.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.			171,000	3,747
United Kingdom (4.0%)
	BAE Systems plc			362,694	5,693
	AstraZeneca plc			39,701	5,004
	National Grid plc			286,939	3,755
	HSBC Holdings plc			423,026	3,293
	Unilever plc			63,026	3,078
					20,823
United States (16.0%)
	Philip Morris International Inc.			61,625	5,544
	Merck & Co. Inc.			40,483	5,147
	Ares Management Corp. Class A			36,719	4,870
	Cisco Systems Inc.			91,860	4,443
	Johnson & Johnson			27,137	4,379
	Elevance Health Inc.			8,684	4,353
	Crown Castle Inc.			38,027	4,181
	Duke Energy Corp.			42,017	3,859
	Microsoft Corp.			9,125	3,775
	QUALCOMM Inc.			23,925	3,775
	Texas Instruments Inc.			21,821	3,651
	Home Depot Inc.			9,467	3,603
	Pfizer Inc.			134,627	3,576
	Coterra Energy Inc.			135,118	3,483
	Deere & Co.			9,364	3,418
	Bank of America Corp.			96,773	3,341
	Exelon Corp.			91,301	3,272
	Lockheed Martin Corp.			7,479	3,203
	Darden Restaurants Inc.			18,279	3,120
	Kenvue Inc.			156,812	2,980
	Atmos Energy Corp.			25,785	2,911
	Edison International			37,537	2,553
					83,437
Total Common Stocks (Cost $152,376)					192,145
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (10.8%)
[1,2]	Fannie Mae REMICS	2.000%	9/25/40	14	14
[1,2]	Fannie Mae REMICS	2.500%	5/25/45	219	200
[1,2]	Fannie Mae REMICS	3.000%	2/25/49	54	51
[1,2]	Fannie Mae REMICS	3.500%	6/25/44	79	75
[1,2]	Freddie Mac REMICS	1.750%	9/15/42	531	482
[1,2]	Freddie Mac REMICS	2.000%	7/25/50	617	521
[1,2]	Freddie Mac REMICS	4.000%	12/15/39–9/15/41	873	836
[1]	Ginnie Mae II Pool	2.000%	12/20/50–2/20/51	729	594
[1]	Ginnie Mae II Pool	2.500%	3/20/51–12/20/52	1,129	956
[1]	Ginnie Mae II Pool	3.000%	11/20/49–3/20/52	1,091	958
[1]	Ginnie Mae II Pool	3.500%	1/20/52–7/20/52	1,513	1,367
[1]	Ginnie Mae II Pool	4.000%	8/20/52	809	754
[1]	Ginnie Mae II Pool	5.000%	9/20/52	610	597
[1]	Ginnie Mae REMICS	2.500%	10/20/49	1,234	1,067
5

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Ginnie Mae REMICS	2.750%	9/20/44	62	58
[1,2]	UMBS Pool	2.000%	4/1/41–8/1/51	4,563	3,657
[1,2]	UMBS Pool	2.500%	1/1/52	1,436	1,189
[1,2]	UMBS Pool	3.000%	10/1/51	1,186	1,025
[1,2,3]	UMBS Pool	3.500%	7/1/51–3/25/54	645	582
[1,2,3]	UMBS Pool	4.000%	3/1/46–3/25/54	816	769
[1,2,3]	UMBS Pool	4.500%	1/1/38–3/25/54	2,040	1,975
[1,2,3]	UMBS Pool	5.000%	8/1/43–3/25/54	1,655	1,623
[1,2]	UMBS Pool	5.500%	1/1/53–9/1/53	4,782	4,738
[1,2,3]	UMBS Pool	6.000%	2/1/53–3/25/54	5,141	5,176
	United States Treasury Note/Bond	1.750%	8/15/41	670	446
	United States Treasury Note/Bond	2.000%	11/15/41	578	400
	United States Treasury Note/Bond	2.375%	2/15/42	731	537
	United States Treasury Note/Bond	3.375%	8/15/42	215	184
	United States Treasury Note/Bond	3.750%	12/31/28	2,010	1,964
	United States Treasury Note/Bond	3.875%	2/15/43	320	293
	United States Treasury Note/Bond	4.000%	1/15/27–11/15/42	10,825	10,663
	United States Treasury Note/Bond	4.125%	2/15/27	2,068	2,051
	United States Treasury Note/Bond	4.250%	9/30/24–2/15/54	1,740	1,708
[4]	United States Treasury Note/Bond	4.375%	12/15/26–8/15/43	3,871	3,827
	United States Treasury Note/Bond	4.500%	11/15/33–2/15/44	2,263	2,291
	United States Treasury Note/Bond	4.750%	11/15/43–11/15/53	2,853	2,944
Total U.S. Government and Agency Obligations (Cost $57,635)					56,572
Asset-Backed/Commercial Mortgage-Backed Securities (2.2%)
Bermuda (0.0%)
[1,5]	Start II Ltd. Series 2019-1	4.089%	3/15/44	108	99
United States (2.2%)
[1,5]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	740	671
[1,5,6]	BX Trust Series 2021-ARIA, TSFR1M + 1.411%	6.729%	10/15/36	770	755
[1,5]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	144	129
[1,5]	CF Hippolyta Issuer LLC Series 2020-1	1.690%	7/15/60	169	157
[1,5]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/61	546	491
[1,5]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/62	244	237
[1,5,6]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	6.872%	10/25/41	145	146
[1,5]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/30	1,065	1,081
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/32	820	692
[1,2,5,6]	Freddie Mac STACR REMICS Trust Series 2020-DNA5, SOFR30A + 2.800%	8.122%	10/25/50	135	137
[1,5]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	683	617
[1,5]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	685	687
[1,5]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/71	808	800
[1,5]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	975	851
[1,5]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	245	203
[1,5]	Retained Vantage Data Centers Issuer LLC Series 2023-1A	5.000%	9/15/48	1,543	1,450
[1]	Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	140	131
[1,5]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	52	50
6

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,5]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/38	1,425	1,426
[1,5]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/38	730	733
					11,444
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $11,744)					11,543
Corporate Bonds (40.1%)
Australia (0.9%)
[5]	Commonwealth Bank of Australia	5.071%	9/14/28	1,500	1,510
[5]	Glencore Funding LLC	6.375%	10/6/30	2,047	2,150
[5]	Glencore Funding LLC	5.700%	5/8/33	255	258
[5]	Glencore Funding LLC	6.500%	10/6/33	554	591
					4,509
Austria (0.2%)
[7]	A1 Towers Holding GmbH	5.250%	7/13/28	1,000	1,126
Belgium (0.6%)
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	584	545
[1,7]	Anheuser-Busch InBev SA/NV	1.650%	3/28/31	355	342
[1,7]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	725	725
[1,7]	Argenta Spaarbank NV	1.000%	10/13/26	1,600	1,641
					3,253
Canada (0.7%)
[5]	Constellation Software Inc.	5.158%	2/16/29	130	130
[5]	Constellation Software Inc.	5.461%	2/16/34	1,681	1,680
[8]	Emera Inc.	4.838%	5/2/30	1,560	1,140
	Fortis Inc.	3.055%	10/4/26	625	590
					3,540
Denmark (1.3%)
[1,7]	Danfoss Finance II BV	4.125%	12/2/29	1,330	1,470
[7]	Danske Bank A/S	0.500%	8/27/25	610	648
[5]	Danske Bank A/S	6.466%	1/9/26	1,550	1,555
[5]	Danske Bank A/S	1.621%	9/11/26	875	820
[1,9]	Danske Bank A/S	2.250%	1/14/28	560	644
[3,5]	Danske Bank A/S	5.705%	3/1/30	280	280
[1,7]	Danske Bank A/S	4.750%	6/21/30	1,220	1,364
					6,781
France (3.4%)
[1,7]	Banque Federative du Credit Mutuel SA	4.375%	5/2/30	1,300	1,434
[7]	Banque Federative du Credit Mutuel SA	3.875%	6/16/32	1,500	1,584
[1,7]	BNP Paribas SA	0.125%	9/4/26	400	397
[5]	BNP Paribas SA	5.335%	6/12/29	1,490	1,488
[1,7]	BNP Paribas SA	4.250%	4/13/31	1,100	1,217
[1,7]	BNP Paribas SA	1.125%	1/15/32	400	391
[1,9]	BNP Paribas SA	5.750%	6/13/32	600	768
[5]	BNP Paribas SA	5.894%	12/5/34	635	650
[5]	BPCE SA	6.714%	10/19/29	1,415	1,469
[1,7]	BPCE SA	1.750%	2/2/34	1,200	1,133
[7]	BPCE SFH SA	3.000%	10/17/29	1,200	1,286
[1,7]	Carmila SA	5.500%	10/9/28	700	788
[5]	Credit Agricole SA	6.316%	10/3/29	741	765
[1,7]	Credit Agricole SA	4.375%	11/27/33	1,300	1,454
[1,7]	Credit Agricole SA	3.875%	11/28/34	200	219
7

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Danone SA	2.947%	11/2/26	285	270
[1,7]	Engie SA	0.375%	6/11/27	1,300	1,266
[1,7]	Engie SA	4.000%	1/11/35	400	431
[1,7]	Engie SA	2.000%	9/28/37	500	429
[5]	WEA Finance LLC	3.500%	6/15/29	110	95
					17,534
Germany (1.2%)
[5]	Daimler Truck Finance North America LLC	5.150%	1/16/26	310	309
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/28	150	150
	Deutsche Bank AG	6.119%	7/14/26	1,545	1,548
	Deutsche Bank AG	6.819%	11/20/29	670	693
[1,9]	E.ON International Finance BV	6.250%	6/3/30	155	207
[1,9]	E.ON International Finance BV	6.375%	6/7/32	855	1,150
[1,7]	E.ON SE	3.875%	1/12/35	435	474
[1,7]	Eurogrid GmbH	3.279%	9/5/31	1,200	1,266
[7]	Wintershall Dea Finance BV	1.823%	9/25/31	500	450
					6,247
Ireland (0.0%)
[5]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	178	165
Italy (1.5%)
[7]	Autostrade per l'Italia SpA	2.000%	12/4/28	2,025	2,007
[7]	Autostrade per l'Italia SpA	2.000%	1/15/30	420	401
[1,7]	Autostrade per l'Italia SpA	4.750%	1/24/31	165	183
[1,7]	Autostrade per l'Italia SpA	5.125%	6/14/33	785	884
[1,7]	Banco BPM SpA	0.750%	3/15/27	1,295	1,285
[7]	Intesa Sanpaolo SpA	3.625%	6/30/28	2,630	2,866
					7,626
Japan (0.3%)
[5]	NTT Finance Corp.	1.162%	4/3/26	700	645
[1,10]	Toyota Motor Finance Netherlands BV	2.130%	6/15/27	805	927
					1,572
Luxembourg (0.4%)
[5]	JAB Holdings BV	3.750%	5/28/51	500	325
[5]	JAB Holdings BV	4.500%	4/8/52	445	329
[1,7]	P3 Group Sarl	1.625%	1/26/29	1,530	1,450
					2,104
Netherlands (0.3%)
[1,9]	Cooperatieve Rabobank UA	4.625%	5/23/29	425	507
[1,7]	Koninklijke KPN NV	0.875%	11/15/33	500	420
	Shell International Finance BV	4.000%	5/10/46	275	226
	Shell International Finance BV	3.000%	11/26/51	340	228
					1,381
Norway (0.5%)
[1,7]	Aker BP ASA	1.125%	5/12/29	750	704
[5]	Aker BP ASA	4.000%	1/15/31	1,900	1,716
					2,420
Portugal (0.5%)
[1,7]	EDP - Energias de Portugal SA	3.875%	6/26/28	1,200	1,309
[1,7]	EDP Finance BV	1.875%	9/21/29	1,100	1,088
					2,397
South Africa (0.1%)
[1,7]	Anglo American Capital plc	4.750%	9/21/32	625	704
8

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Spain (0.7%)
[1,7]	Banco de Sabadell SA	3.500%	8/28/26	1,700	1,839
[1,7]	CaixaBank SA	4.250%	9/6/30	1,100	1,220
[1,7]	CaixaBank SA	5.125%	7/19/34	700	804
					3,863
Switzerland (2.1%)
[5]	Alcon Finance Corp.	3.000%	9/23/29	2,965	2,658
	Credit Suisse AG	7.500%	2/15/28	1,816	1,956
[7]	Sika Capital BV	1.500%	4/29/31	955	903
	UBS AG	5.650%	9/11/28	1,845	1,882
[7]	UBS Group AG	7.750%	3/1/29	1,225	1,499
[1,7]	UBS Group AG	4.750%	3/17/32	1,155	1,297
[5]	UBS Group AG	6.301%	9/22/34	783	808
					11,003
United Arab Emirates (0.6%)
[5]	DAE Funding LLC	1.550%	8/1/24	1,125	1,103
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	2,226	1,909
					3,012
United Kingdom (2.1%)
[5]	Ashtead Capital Inc.	2.450%	8/12/31	1,212	976
[5]	Ashtead Capital Inc.	5.500%	8/11/32	300	293
[5]	Ashtead Capital Inc.	5.550%	5/30/33	205	200
[5]	Ashtead Capital Inc.	5.950%	10/15/33	325	327
[5]	Ashtead Capital Inc.	5.800%	4/15/34	305	302
[1,7]	Barclays plc	5.262%	1/29/34	330	377
[1,8]	BP Capital Markets plc	3.470%	5/15/25	1,325	959
[7]	BUPA Finance plc	5.000%	10/12/30	1,670	1,888
[9]	Grainger plc	3.000%	7/3/30	1,230	1,304
[9]	Hammerson plc	7.250%	4/21/28	1,050	1,358
[1,9]	Heathrow Funding Ltd.	2.750%	10/13/29	790	880
[1,9]	National Grid Electricity Transmission plc	2.000%	9/16/38	635	522
[1,9]	National Grid Electricity Transmission plc	2.000%	4/17/40	310	244
[1,7]	National Grid plc	0.163%	1/20/28	925	872
[1,7]	National Grid plc	3.875%	1/16/29	650	708
					11,210
United States (22.7%)
	AbbVie Inc.	4.950%	3/15/31	645	645
	AbbVie Inc.	4.050%	11/21/39	667	585
	AbbVie Inc.	5.350%	3/15/44	50	50
	AbbVie Inc.	5.400%	3/15/54	115	117
	Aircastle Ltd.	4.250%	6/15/26	858	832
[1]	Alabama Power Co.	4.300%	7/15/48	275	230
	American Express Co.	5.043%	5/1/34	1,487	1,458
	American International Group Inc.	3.400%	6/30/30	1,949	1,759
[7]	American Medical Systems Europe BV	3.500%	3/8/32	1,250	1,342
[5]	American Transmission Systems Inc.	2.650%	1/15/32	605	497
	Archer-Daniels-Midland Co.	2.900%	3/1/32	805	686
	Archer-Daniels-Midland Co.	4.500%	8/15/33	667	636
	Arizona Public Service Co.	4.350%	11/15/45	560	460
	AT&T Inc.	4.300%	12/15/42	972	821
	AT&T Inc.	4.750%	5/15/46	995	871
	AT&T Inc.	3.500%	9/15/53	879	605
[5]	Athene Global Funding	1.450%	1/8/26	1,481	1,368
[5]	Athene Global Funding	2.500%	3/24/28	1,475	1,307
9

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Athene Global Funding	5.583%	1/9/29	685	682
	Bank of America Corp.	5.202%	4/25/29	1,050	1,044
	Bank of America Corp.	5.819%	9/15/29	1,289	1,314
	Bank of America Corp.	3.311%	4/22/42	625	474
[7]	Becton Dickinson Euro Finance Sarl	0.334%	8/13/28	875	823
	Boeing Co.	5.805%	5/1/50	1,158	1,113
[7]	Booking Holdings Inc.	4.500%	11/15/31	120	137
[7]	Booking Holdings Inc.	4.125%	5/12/33	610	679
[5]	Boston Gas Co.	3.001%	8/1/29	105	92
	BP Capital Markets America Inc.	3.001%	3/17/52	1,115	740
[5]	Broadcom Inc.	3.469%	4/15/34	1,587	1,340
[5]	Broadcom Inc.	4.926%	5/15/37	786	732
[5]	Brooklyn Union Gas Co.	4.273%	3/15/48	760	575
	Capital One Financial Corp.	7.149%	10/29/27	2,752	2,853
	Capital One Financial Corp.	5.700%	2/1/30	105	105
[7]	Carrier Global Corp.	4.500%	11/29/32	810	913
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	1,120	1,128
	Charter Communications Operating LLC	2.250%	1/15/29	65	55
	Charter Communications Operating LLC	5.050%	3/30/29	435	416
	Charter Communications Operating LLC	6.384%	10/23/35	305	295
	Charter Communications Operating LLC	3.700%	4/1/51	40	24
	Citizens Financial Group Inc.	5.841%	1/23/30	265	262
	Cleco Corporate Holdings LLC	3.375%	9/15/29	270	235
[5]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	190	186
[5]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	225	229
[5]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	402	427
	Comcast Corp.	3.250%	11/1/39	355	273
	Comcast Corp.	4.000%	3/1/48	20	16
	Comcast Corp.	2.887%	11/1/51	961	609
	Comcast Corp.	4.049%	11/1/52	6	5
	Comcast Corp.	2.937%	11/1/56	447	275
	Comcast Corp.	2.650%	8/15/62	130	72
	Comcast Corp.	2.987%	11/1/63	4	2
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	100	84
	Corebridge Financial Inc.	4.350%	4/5/42	1,178	974
[5]	Corebridge Global Funding	5.900%	9/19/28	160	163
[5]	Cox Communications Inc.	3.500%	8/15/27	1,255	1,185
	CVS Health Corp.	2.875%	6/1/26	1,000	950
	CVS Health Corp.	4.300%	3/25/28	96	93
	Dignity Health	3.812%	11/1/24	659	649
	Discovery Communications LLC	3.625%	5/15/30	565	497
	Discovery Communications LLC	5.300%	5/15/49	274	223
	Discovery Communications LLC	4.000%	9/15/55	401	265
[1]	Dominion Energy Inc.	3.375%	4/1/30	92	83
[1]	Dominion Energy Inc.	4.900%	8/1/41	583	522
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	173
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	129	130
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	247
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	280	247
	Duke Energy Progress LLC	4.200%	8/15/45	350	288
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	625	531
	Eaton Corp.	4.700%	8/23/52	80	74
	Energy Transfer LP	6.000%	6/15/48	395	387
[5]	Equitable Financial Life Global Funding	1.400%	7/7/25	100	94
[5]	Equitable Financial Life Global Funding	1.300%	7/12/26	600	543
10

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Equitable Financial Life Global Funding	1.400%	8/27/27	565	490
[5]	ERAC USA Finance LLC	5.200%	10/30/34	565	560
	Extra Space Storage LP	5.500%	7/1/30	1,059	1,064
	Extra Space Storage LP	5.900%	1/15/31	225	230
	Florida Power & Light Co.	5.050%	4/1/28	125	126
[7]	Fortive Corp.	3.700%	8/15/29	1,515	1,638
[5]	GA Global Funding Trust	5.500%	1/8/29	790	780
[7]	General Mills Inc.	3.907%	4/13/29	765	835
[5]	Genting New York LLC	3.300%	2/15/26	1,002	929
	Georgia Power Co.	4.300%	3/15/42	1,486	1,268
[1]	Georgia Power Co.	3.700%	1/30/50	35	26
	Georgia Power Co.	5.125%	5/15/52	700	664
	GLP Capital LP	6.750%	12/1/33	1,497	1,555
	Goldman Sachs Group Inc.	1.431%	3/9/27	1,310	1,211
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	235	222
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	285	273
[5]	Gray Oak Pipeline LLC	2.600%	10/15/25	291	277
[5]	Gray Oak Pipeline LLC	3.450%	10/15/27	45	42
	HCA Inc.	5.450%	4/1/31	270	269
	HEICO Corp.	5.250%	8/1/28	1,057	1,064
	HEICO Corp.	5.350%	8/1/33	1,987	1,975
	Home Depot Inc.	3.300%	4/15/40	1,179	924
[7]	Honeywell International Inc.	3.750%	5/17/32	510	556
[7]	Honeywell International Inc.	4.125%	11/2/34	860	957
	Humana Inc.	5.875%	3/1/33	489	502
	Humana Inc.	5.500%	3/15/53	471	456
[5]	Hyundai Capital America	6.250%	11/3/25	2,648	2,678
	Intel Corp.	5.600%	2/21/54	1,131	1,131
	Intercontinental Exchange Inc.	4.350%	6/15/29	1,768	1,716
[5]	ITC Holdings Corp.	4.950%	9/22/27	295	293
	JPMorgan Chase & Co.	4.912%	7/25/33	912	885
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	500	402
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	710	520
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	223
	Kenvue Inc.	5.050%	3/22/53	617	594
[5]	KeySpan Gas East Corp.	2.742%	8/15/26	500	466
	Kite Realty Group LP	5.500%	3/1/34	1,906	1,863
	LKQ Corp.	5.750%	6/15/28	275	278
[3,7]	LKQ Dutch Bond BV	4.125%	3/13/31	1,230	1,330
	LXP Industrial Trust	6.750%	11/15/28	1,557	1,603
	M&T Bank Corp.	7.413%	10/30/29	1,748	1,834
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	705	689
[5]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	140	97
	Merck & Co. Inc.	5.000%	5/17/53	656	636
	MetLife Inc.	5.375%	7/15/33	1,585	1,594
[5]	Metropolitan Edison Co.	5.200%	4/1/28	40	40
[1]	Morgan Stanley	3.125%	7/27/26	2,100	2,002
[1]	Morgan Stanley	3.772%	1/24/29	175	165
[7]	Morgan Stanley	0.497%	2/7/31	675	599
[1]	Morgan Stanley	2.511%	10/20/32	2,170	1,777
	Morgan Stanley	5.466%	1/18/35	155	155
	Nasdaq Inc.	5.950%	8/15/53	105	108
	Nasdaq Inc.	6.100%	6/28/63	95	99
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	375	377
	NiSource Inc.	5.250%	3/30/28	255	256
11

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	280	218
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	12	8
[5]	Oglethorpe Power Corp.	6.191%	1/1/31	249	248
	Oglethorpe Power Corp.	4.550%	6/1/44	20	16
	Oglethorpe Power Corp.	4.250%	4/1/46	81	62
	Oracle Corp.	3.650%	3/25/41	1,350	1,038
	Oracle Corp.	4.500%	7/8/44	480	403
	Pacific Gas & Electric Co.	4.500%	7/1/40	1,148	965
	Pacific Gas & Electric Co.	4.200%	6/1/41	370	291
	Pacific Gas & Electric Co.	6.750%	1/15/53	473	507
[5]	Pennsylvania Electric Co.	5.150%	3/30/26	35	35
[5]	Pennsylvania Electric Co.	3.600%	6/1/29	124	114
[5]	Penske Truck Leasing Co. LP	3.950%	3/10/25	740	726
[5]	Penske Truck Leasing Co. LP	4.000%	7/15/25	140	137
[5]	Penske Truck Leasing Co. LP	5.700%	2/1/28	205	207
[5]	Penske Truck Leasing Co. LP	5.550%	5/1/28	815	819
[5]	Penske Truck Leasing Co. LP	6.200%	6/15/30	890	921
	Philip Morris International Inc.	5.125%	2/13/31	580	571
	Philip Morris International Inc.	5.250%	2/13/34	2,154	2,105
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	440	382
	Progressive Corp.	3.950%	3/26/50	648	528
[1,7]	Prologis Euro Finance LLC	4.250%	1/31/43	610	642
[3,5]	Prologis Targeted US Logistics Fund LP	5.250%	4/1/29	235	234
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	1,000	995
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	245	189
[1]	Prudential Financial Inc.	3.700%	3/13/51	830	630
	QUALCOMM Inc.	4.500%	5/20/52	160	141
	Realty Income Corp.	2.200%	6/15/28	185	164
[7]	Realty Income Corp.	4.875%	7/6/30	2,390	2,718
	Realty Income Corp.	2.850%	12/15/32	80	66
	Realty Income Corp.	4.900%	7/15/33	277	264
	Realty Income Corp.	5.125%	2/15/34	725	702
[9]	Realty Income Corp.	6.000%	12/5/39	695	914
	RTX Corp.	4.450%	11/16/38	550	488
[1]	San Diego Gas & Electric Co.	4.100%	6/15/49	174	140
[5]	SBA Tower Trust	1.884%	1/15/26	110	102
[5]	SBA Tower Trust	1.631%	11/15/26	615	552
[1]	SCE Recovery Funding LLC	0.861%	11/15/31	193	163
[1]	SCE Recovery Funding LLC	1.942%	5/15/38	105	77
[1]	SCE Recovery Funding LLC	2.510%	11/15/43	60	40
	Sierra Pacific Power Co.	2.600%	5/1/26	180	170
[1]	Southern California Edison Co.	3.700%	8/1/25	30	29
[1]	Southern California Edison Co.	2.950%	2/1/51	515	330
	Southern California Edison Co.	5.875%	12/1/53	359	365
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	285	292
[1]	SSM Health Care Corp.	3.823%	6/1/27	380	365
	Targa Resources Corp.	6.150%	3/1/29	465	479
[5]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/34	792	764
	T-Mobile USA Inc.	5.750%	1/15/54	717	725
	Toledo Hospital	5.750%	11/15/38	150	150
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	40	39
	UnitedHealth Group Inc.	3.850%	6/15/28	415	400
	UnitedHealth Group Inc.	2.000%	5/15/30	215	181
	UnitedHealth Group Inc.	4.750%	5/15/52	50	46
12

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	5.050%	4/15/53	857	815
	Verizon Communications Inc.	2.875%	11/20/50	180	115
	Verizon Communications Inc.	2.987%	10/30/56	1,232	766
	Verizon Communications Inc.	3.000%	11/20/60	183	111
[5]	VICI Properties LP	4.250%	12/1/26	2,672	2,559
[1,8]	Walt Disney Co.	3.057%	3/30/27	1,225	860
	Warnermedia Holdings Inc.	4.054%	3/15/29	1,160	1,072
[1,8]	Wells Fargo & Co.	2.975%	5/19/26	600	425
	Wells Fargo & Co.	6.303%	10/23/29	965	1,000
[1]	Wells Fargo & Co.	4.611%	4/25/53	1,097	957
[3]	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	1,660	1,667
					118,303
Total Corporate Bonds (Cost $212,816)					208,750
Sovereign Bonds (8.4%)
Australia (0.5%)
[1,11]	Commonwealth of Australia	2.750%	11/21/27	160	101
[1,11]	Commonwealth of Australia	2.250%	5/21/28	1,183	725
[1,11]	Commonwealth of Australia	1.000%	11/21/31	181	94
[1,11]	Commonwealth of Australia	4.500%	4/21/33	2,713	1,816
					2,736
Bermuda (0.0%)
[1,5]	Bermuda	2.375%	8/20/30	200	167
Bulgaria (0.6%)
[1,7]	Republic of Bulgaria	4.500%	1/27/33	2,760	3,116
[5,7]	Republic of Bulgaria	4.500%	1/27/33	145	163
					3,279
Canada (1.0%)
[8]	Canadian Government Bond	1.000%	9/1/26	1,065	731
[8]	Canadian Government Bond	2.750%	9/1/27	1,100	785
[8]	Canadian Government Bond	1.750%	12/1/53	219	113
[8]	City of Montreal	3.500%	12/1/38	910	594
[8]	City of Toronto	3.200%	8/1/48	1,000	583
[8]	Municipal Finance Authority of British Columbia	4.950%	12/1/27	600	456
[8]	Province of Ontario	2.900%	6/2/28	815	578
[1,10]	Province of Ontario	0.250%	6/28/29	1,075	1,148
[8]	Regional Municipality of York	2.150%	6/22/31	500	323
					5,311
Chile (0.2%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	752
France (0.3%)
[7]	French Republic	2.000%	11/25/32	1,660	1,681
Germany (1.1%)
[1,7]	Federal Republic of Germany	3.100%	12/12/25	5,150	5,573
Japan (1.3%)
[1,12]	Japan	0.000%	5/10/24	819,750	5,469
[1,12]	Japan	1.100%	6/20/43	135,400	853
[1,12]	Japan	0.700%	6/20/51	80,700	422
[1,12]	Japan	1.200%	6/20/53	32,650	192
					6,936
Mexico (0.2%)
	United Mexican States	6.400%	5/7/54	980	967
13

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Qatar (0.1%)
[1,5]	State of Qatar	5.103%	4/23/48	285	275
[1,5]	State of Qatar	4.400%	4/16/50	205	179
					454
Romania (0.6%)
[5,7]	Republic of Romania	5.375%	3/22/31	2,910	3,127
Saudi Arabia (0.7%)
[1,5]	Kingdom of Saudi Arabia	5.000%	1/16/34	1,285	1,262
[1,5]	Kingdom of Saudi Arabia	5.750%	1/16/54	1,911	1,849
[1,5]	Saudi Arabian Oil Co.	3.500%	4/16/29	585	543
					3,654
Spain (0.1%)
[5,7]	Kingdom of Spain	0.600%	10/31/29	420	398
Supranational (1.4%)
[1,7]	European Investment Bank	1.500%	10/16/48	2,220	1,722
[1,7]	European Union	0.000%	7/4/35	865	668
[1,7]	European Union	0.200%	6/4/36	2,015	1,551
[1,7]	European Union	2.625%	2/4/48	3,150	3,031
					6,972
United Kingdom (0.3%)
[9]	United Kingdom	0.625%	7/31/35	835	717
[9]	United Kingdom	0.625%	10/22/50	1,770	900
					1,617
Total Sovereign Bonds (Cost $45,851)					43,624
Taxable Municipal Bonds (1.1%)
United States (1.1%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	80	65
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	34	38
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	60	48
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	30	25
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	175	159
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	525	592
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	75	69
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	210	153
	Illinois GO	5.100%	6/1/33	2,090	2,058
[13]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	410	410
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	10	10
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	155	170
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	380	419
[14]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	525	558
14

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	160	109
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/35	515	519
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/41	390	395
Total Taxable Municipal Bonds (Cost $6,301)					5,797
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[15]	Vanguard Market Liquidity Fund (Cost $35)	5.400%		353	35
Total Investments (99.5%) (Cost $486,758)					518,466
Other Assets and Liabilities—Net (0.5%)					2,523
Net Assets (100%)					520,989
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2024.
4	Securities with a value of $692,000 have been segregated as initial margin for open futures contracts.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, the aggregate value was $68,325,000, representing 13.1% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Face amount denominated in euro.
8	Face amount denominated in Canadian dollars.
9	Face amount denominated in British pounds.
10	Face amount denominated in Swiss francs.
11	Face amount denominated in Australian dollars.
12	Face amount denominated in Japanese yen.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
14	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.
15

Global Wellesley Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
10-Year U.S. Treasury Note	June 2024	(55)	(6,074)	—
Euro-Bobl	March 2024	(46)	(5,778)	11
Euro-Bund	March 2024	(23)	(3,297)	34
Long Gilt	June 2024	(13)	(1,610)	—
Ultra 10-Year U.S. Treasury Note	June 2024	(61)	(6,965)	(16)
				29

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Goldman Sachs International	3/28/24	EUR	864	USD	936	—	(1)
JPMorgan Chase Bank, N.A.	3/28/24	EUR	598	USD	647	—	—
Goldman Sachs International	3/28/24	USD	5,512	AUD	8,422	34	—
Goldman Sachs International	3/28/24	USD	7,663	CAD	10,353	32	—
Goldman Sachs International	3/28/24	USD	2,093	CHF	1,837	11	—
JPMorgan Chase Bank, N.A.	3/28/24	USD	82,829	EUR	76,162	430	—
JPMorgan Chase Bank, N.A.	3/28/24	USD	9,420	GBP	7,424	47	—
JPMorgan Chase Bank, N.A.	3/28/24	AUD	1,970	GBP	1,016	—	(2)
Goldman Sachs International	3/28/24	EUR	285	GBP	244	—	—
JPMorgan Chase Bank, N.A.	3/28/24	USD	5,131	JPY	769,957	—	(24)
16

Global Wellesley Income Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	3/28/24	AUD	2,131	JPY	209,400	—	(16)
JPMorgan Chase Bank, N.A.	3/28/24	GBP	341	JPY	65,000	—	(4)
						554	(47)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.
At February 29, 2024, the counterparties had deposited in segregated accounts securities with a value of $296,000 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Global Wellesley Income Fund
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $486,723)	518,431
Affiliated Issuers (Cost $35)	35
Total Investments in Securities	518,466
Investment in Vanguard	17
Foreign Currency, at Value (Cost $272)	271
Receivables for Investment Securities Sold	19,622
Receivables for Accrued Income	4,472
Receivables for Capital Shares Issued	77
Unrealized Appreciation—Forward Currency Contracts	554
Total Assets	543,479
Liabilities
Due to Custodian	576
Payables for Investment Securities Purchased	21,387
Payables for Capital Shares Redeemed	180
Payables to Investment Advisor	181
Payables to Vanguard	69
Variation Margin Payable—Futures Contracts	50
Unrealized Depreciation—Forward Currency Contracts	47
Total Liabilities	22,490
Net Assets	520,989
At February 29, 2024, net assets consisted of:

Paid-in Capital	511,979
Total Distributable Earnings (Loss)	9,010
Net Assets	520,989

Investor Shares—Net Assets
Applicable to 3,959,305 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	83,157
Net Asset Value Per Share—Investor Shares	$21.00

Admiral Shares—Net Assets
Applicable to 16,674,243 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	437,832
Net Asset Value Per Share—Admiral Shares	$26.26
See accompanying Notes, which are an integral part of the Financial Statements.
18

Global Wellesley Income Fund
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends[1]	2,561
Interest[2]	7,120
Securities Lending—Net	17
Total Income	9,698
Expenses
Investment Advisory Fees—Note B
Basic Fee	313
Performance Adjustment	44
The Vanguard Group—Note C
Management and Administrative—Investor Shares	108
Management and Administrative—Admiral Shares	332
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—Admiral Shares	11
Custodian Fees	16
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	8
Trustees’ Fees and Expenses	—
Other Expenses	26
Total Expenses	867
Net Investment Income	8,831
Realized Net Gain (Loss)
Investment Securities Sold[2]	(6,112)
Futures Contracts	177
Forward Currency Contracts	1,105
Foreign Currencies	17
Realized Net Gain (Loss)	(4,813)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	18,661
Futures Contracts	90
Forward Currency Contracts	422
Foreign Currencies	(19)
Change in Unrealized Appreciation (Depreciation)	19,154
Net Increase (Decrease) in Net Assets Resulting from Operations	23,172
1	Dividends are net of foreign withholding taxes of $259,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $244,000, less than $1,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Global Wellesley Income Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,831	17,493
Realized Net Gain (Loss)	(4,813)	(23,632)
Change in Unrealized Appreciation (Depreciation)	19,154	32,347
Net Increase (Decrease) in Net Assets Resulting from Operations	23,172	26,208
Distributions
Investor Shares	(1,206)	(1,869)
Admiral Shares	(6,830)	(10,739)
Total Distributions	(8,036)	(12,608)
Capital Share Transactions
Investor Shares	(354)	(2,531)
Admiral Shares	(28,700)	(3,545)
Net Increase (Decrease) from Capital Share Transactions	(29,054)	(6,076)
Total Increase (Decrease)	(13,918)	7,524
Net Assets
Beginning of Period	534,907	527,383
End of Period	520,989	534,907
See accompanying Notes, which are an integral part of the Financial Statements.
20

Global Wellesley Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$20.38	$19.82	$22.22	$20.42	$20.16	$19.87
Investment Operations
Net Investment Income[1]	.335	.645	.474	.446	.453	.513
Net Realized and Unrealized Gain (Loss) on Investments	.587	.375	(2.430)	1.747	.263	.529
Total from Investment Operations	.922	1.020	(1.956)	2.193	.716	1.042
Distributions
Dividends from Net Investment Income	(.302)	(.460)	(.444)	(.393)	(.456)	(.473)
Distributions from Realized Capital Gains	—	—	—	—	—	(.279)
Total Distributions	(.302)	(.460)	(.444)	(.393)	(.456)	(.752)
Net Asset Value, End of Period	$21.00	$20.38	$19.82	$22.22	$20.42	$20.16
Total Return[2]	4.56%	5.20%	-8.94%	10.83%	3.66%	5.50%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$83	$81	$81	$91	$81	$85
Ratio of Total Expenses to Average Net Assets[3]	0.44%	0.44%[4]	0.42%[4]	0.41%	0.41%	0.42%
Ratio of Net Investment Income to Average Net Assets	3.27%	3.20%	2.23%	2.09%	2.27%	2.63%
Portfolio Turnover Rate	57%[5]	150%[5]	119%[5]	99%[5]	72%[5]	90%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.02%, 0.00%, (0.01%), (0.01%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.44% and 0.42%, respectively.
5	Includes 1%, 28%, 27%, 33%, and 1%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
21

Global Wellesley Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$25.48	$24.78	$27.78	$25.53	$25.20	$24.84
Investment Operations
Net Investment Income[1]	.435	.839	.627	.594	.592	.666
Net Realized and Unrealized Gain (Loss) on Investments	.739	.468	(3.035)	2.178	.334	.658
Total from Investment Operations	1.174	1.307	(2.408)	2.772	.926	1.324
Distributions
Dividends from Net Investment Income	(.394)	(.607)	(.592)	(.522)	(.596)	(.616)
Distributions from Realized Capital Gains	—	—	—	—	—	(.348)
Total Distributions	(.394)	(.607)	(.592)	(.522)	(.596)	(.964)
Net Asset Value, End of Period	$26.26	$25.48	$24.78	$27.78	$25.53	$25.20
Total Return[2]	4.65%	5.33%	-8.81%	10.96%	3.79%	5.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$438	$454	$446	$488	$389	$379
Ratio of Total Expenses to Average Net Assets[3]	0.31%	0.31%[4]	0.29%[4]	0.28%	0.31%	0.32%
Ratio of Net Investment Income to Average Net Assets	3.40%	3.33%	2.36%	2.22%	2.37%	2.73%
Portfolio Turnover Rate	57%[5]	150%[5]	119%[5]	99%[5]	72%[5]	90%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.02%, 0.00%, (0.01%), (0.01%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.31% and 0.29%, respectively.
5	Includes 1%, 28%, 27%, 33%, and 1%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
22

Global Wellesley Income Fund
Notes to Financial Statements
Vanguard Global Wellesley Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also
23

Global Wellesley Income Fund
enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented 3% and 5% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
24

Global Wellesley Income Fund
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended February 29, 2024, the fund’s average investment in forward currency contracts represented 23% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
9. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and
25

Global Wellesley Income Fund
settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
10. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
11. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that
26

Global Wellesley Income Fund
are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the Global Wellesley Income Composite Index, comprising the FTSE Developed High Divided Yield Index (net of tax) and the Bloomberg Fixed Income Composite Index for the preceding three years. For the six months ended February 29, 2024, the investment advisory fee represented an effective annual basic rate of 0.12% of the fund’s average net assets, before a net increase of $44,000 (0.02%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $17,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Global Wellesley Income Fund
The following table summarizes the market value of the fund's investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	94,523	—	—	94,523
Common Stocks—Other	—	97,622	—	97,622
U.S. Government and Agency Obligations	—	56,572	—	56,572
Asset-Backed/Commercial Mortgage-Backed Securities	—	11,543	—	11,543
Corporate Bonds	—	208,750	—	208,750
Sovereign Bonds	—	43,624	—	43,624
Taxable Municipal Bonds	—	5,797	—	5,797
Temporary Cash Investments	35	—	—	35
Total	94,558	423,908	—	518,466

Derivative Financial Instruments
Assets
Futures Contracts[1]	45	—	—	45
Forward Currency Contracts	—	554	—	554
Total	45	554	—	599
Liabilities
Futures Contracts[1]	16	—	—	16
Forward Currency Contracts	—	47	—	47
Total	16	47	—	63
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At February 29, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	45	—	45
Unrealized Appreciation—Forward Currency Contracts	—	554	554
Total Assets	45	554	599

Unrealized Depreciation—Futures Contracts[1]	16	—	16
Unrealized Depreciation—Forward Currency Contracts	—	47	47
Total Liabilities	16	47	63
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
28

Global Wellesley Income Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 29, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	177	—	177
Forward Currency Contracts	—	1,105	1,105
Realized Net Gain (Loss) on Derivatives	177	1,105	1,282

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	90	—	90
Forward Currency Contracts	—	422	422
Change in Unrealized Appreciation (Depreciation) on Derivatives	90	422	512
F.  As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	487,046
Gross Unrealized Appreciation	49,257
Gross Unrealized Depreciation	(17,301)
Net Unrealized Appreciation (Depreciation)	31,956
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $21,531,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
G.  During the six months ended February 29, 2024, the fund purchased $175,665,000 of investment securities and sold $198,295,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $113,528,000 and $111,021,000, respectively.
29

Global Wellesley Income Fund
H.  Capital share transactions for each class of shares were:
	Six Months Ended February 29, 2024		Year Ended August 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	10,108	493	19,504	962
Issued in Lieu of Cash Distributions	1,039	50	1,601	80
Redeemed	(11,501)	(561)	(23,636)	(1,168)
Net Increase (Decrease)—Investor Shares	(354)	(18)	(2,531)	(126)
Admiral Shares
Issued	38,770	1,512	98,558	3,890
Issued in Lieu of Cash Distributions	5,342	208	8,446	336
Redeemed	(72,812)	(2,857)	(110,549)	(4,412)
Net Increase (Decrease)—Admiral Shares	(28,700)	(1,137)	(3,545)	(186)
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
30

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Global Wellesley Income Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For the advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services provided to the fund since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. For the equity portion of the fund, Wellington Management focuses on global companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. The advisor primarily invests the fixed income portion of the fund in government and mortgage securities in addition to high-quality corporate bonds. The fund’s bond portion will maintain an intermediate-term duration.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of Wellington Management, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
31

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
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All rights reserved.
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Q14962 042024

Semiannual Report  |  February 29, 2024
Vanguard ESG U.S. Stock ETF
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
AboutYour Fund's Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 29, 2024
ESG U.S. Stock ETF	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,152.30	$0.48
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.42	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.09%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

ESG U.S. Stock ETF
Fund Allocation
As of February 29, 2024
Basic Materials	1.6%
Consumer Discretionary	16.0
Consumer Staples	4.6
Energy	0.1
Financials	10.2
Health Care	13.1
Industrials	10.7
Real Estate	3.1
Technology	37.7
Telecommunications	2.4
Utilities	0.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.
3

ESG U.S. Stock ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (1.6%)
	Linde plc	95,767	42,982
	Air Products and Chemicals Inc.	43,852	10,263
	Nucor Corp.	49,322	9,485
	Fastenal Co.	112,731	8,231
	Newmont Corp.	229,304	7,166
	LyondellBasell Industries NV Class A	51,195	5,134
	Steel Dynamics Inc.	30,938	4,140
	International Flavors & Fragrances Inc.	50,498	3,813
	Reliance Inc.	11,337	3,642
	Avery Dennison Corp.	15,988	3,462
	Albemarle Corp.	23,811	3,282
	CF Industries Holdings Inc.	38,001	3,067
	International Paper Co.	68,207	2,412
	Mosaic Co.	66,771	2,081
	United States Steel Corp.	43,764	2,072
	FMC Corp.	24,747	1,395
	UFP Industries Inc.	11,898	1,364
	Royal Gold Inc.	12,974	1,332
*	Valvoline Inc.	28,034	1,195
*	Arcadium Lithium plc	210,334	1,155
	Boise Cascade Co.	7,849	1,067
	Element Solutions Inc.	44,560	1,047
	Balchem Corp.	6,281	987
	Cabot Corp.	11,032	937
	Ashland Inc.	9,502	890
	Westlake Corp.	6,378	885
	Huntsman Corp.	33,873	867
	NewMarket Corp.	1,214	779
	Avient Corp.	18,757	759
	Innospec Inc.	5,136	638
	Sensient Technologies Corp.	8,505	569
	Scotts Miracle-Gro Co.	8,537	561
	Quaker Chemical Corp.	2,566	514
*	Constellium SE Class A	25,750	499
	Minerals Technologies Inc.	6,777	490
	Hecla Mining Co.	123,852	438
		Shares	Market Value• ($000)
	Sylvamo Corp.	6,797	411
	Stepan Co.	3,912	349
*	MP Materials Corp.	22,000	335
	Tronox Holdings plc	21,815	321
*	Ingevity Corp.	6,781	310
	Orion SA	10,441	235
	Kaiser Aluminum Corp.	2,930	213
*	Worthington Steel Inc.	6,101	193
*	Coeur Mining Inc.	70,828	183
*,1	Sigma Lithium Corp.	11,984	170
	Compass Minerals International Inc.	6,328	144
*	Century Aluminum Co.	10,032	105
*	Piedmont Lithium Inc.	6,683	97
			132,666
Consumer Discretionary (15.9%)
*	Amazon.com Inc.	1,782,194	315,021
*	Tesla Inc.	546,311	110,289
	Home Depot Inc.	197,806	75,287
	Costco Wholesale Corp.	87,555	65,131
*	Netflix Inc.	85,421	51,502
	McDonald's Corp.	144,106	42,119
	Walt Disney Co.	362,490	40,447
*	Uber Technologies Inc.	389,394	30,957
	Lowe's Cos. Inc.	114,306	27,510
	NIKE Inc. Class B	236,092	24,537
*	Booking Holdings Inc.	7,060	24,490
	TJX Cos. Inc.	227,884	22,592
	Starbucks Corp.	223,008	21,163
*	Chipotle Mexican Grill Inc. Class A	5,479	14,732
*	MercadoLibre Inc.	9,195	14,669
	Target Corp.	91,175	13,942
*	O'Reilly Automotive Inc.	11,662	12,682
*	Airbnb Inc. Class A	80,312	12,647
	Marriott International Inc. Class A	48,238	12,053
*	AutoZone Inc.	3,478	10,455
*	Lululemon Athletica Inc.	22,042	10,296
	Hilton Worldwide Holdings Inc.	49,337	10,081
	Ross Stores Inc.	66,479	9,903
4

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Ford Motor Co.	776,978	9,666
*	Copart Inc.	169,956	9,033
	Lennar Corp. Class A	49,365	7,825
	Yum! Brands Inc.	55,373	7,665
*	Trade Desk Inc. Class A	87,731	7,495
	Electronic Arts Inc.	53,426	7,452
*	Spotify Technology SA	27,711	7,105
	Estee Lauder Cos. Inc. Class A	43,309	6,435
	Dollar General Corp.	43,522	6,324
*	Dollar Tree Inc.	41,200	6,043
*	Royal Caribbean Cruises Ltd.	46,148	5,692
	Tractor Supply Co.	21,667	5,510
*	Ulta Beauty Inc.	9,721	5,333
	eBay Inc.	105,607	4,993
*	Take-Two Interactive Software Inc.	32,639	4,796
*	Deckers Outdoor Corp.	5,156	4,618
	PulteGroup Inc.	42,325	4,587
*	NVR Inc.	567	4,324
*	Aptiv plc	53,987	4,291
	Garmin Ltd.	30,387	4,174
	Genuine Parts Co.	27,683	4,132
*	Coupang Inc.	216,599	4,011
*	Expedia Group Inc.	27,292	3,734
*	ROBLOX Corp. Class A	92,830	3,704
*	Warner Bros Discovery Inc.	413,693	3,636
	Omnicom Group Inc.	38,840	3,433
	Best Buy Co. Inc.	39,549	3,199
*	Carnival Corp.	196,407	3,115
	Domino's Pizza Inc.	6,864	3,077
	Pool Corp.	7,560	3,010
*	Live Nation Entertainment Inc.	30,936	3,000
	Williams-Sonoma Inc.	12,614	2,971
*	Liberty Media Corp.-Liberty Formula One Class C	38,800	2,823
	LKQ Corp.	52,174	2,728
	News Corp. Class A	98,167	2,639
*	Burlington Stores Inc.	12,814	2,628
*	Floor & Decor Holdings Inc. Class A	20,994	2,543
*	CarMax Inc.	31,981	2,527
	Interpublic Group of Cos. Inc.	77,883	2,446
	Toll Brothers Inc.	21,103	2,419
	Rollins Inc.	50,604	2,230
*	Five Below Inc.	11,060	2,220
*	elf Beauty Inc.	10,630	2,217
	Tapestry Inc.	46,628	2,216
	Service Corp. International	29,105	2,130
	Wingstop Inc.	5,998	2,106
	Bath & Body Works Inc.	45,440	2,077
		Shares	Market Value• ($000)
*	BJ's Wholesale Club Holdings Inc.	26,347	1,924
*	Grab Holdings Ltd. Class A	585,719	1,798
	Tempur Sealy International Inc.	32,948	1,795
	Fox Corp. Class A	60,254	1,795
	Vail Resorts Inc.	7,549	1,739
	Autoliv Inc.	14,662	1,701
	Gentex Corp.	45,964	1,679
	PVH Corp.	12,145	1,660
*	Norwegian Cruise Line Holdings Ltd.	85,222	1,652
*	Skechers USA Inc. Class A	26,364	1,630
	Lithia Motors Inc. Class A	5,394	1,613
	Lear Corp.	11,539	1,585
	Murphy USA Inc.	3,798	1,584
*	Etsy Inc.	21,805	1,563
*	Crocs Inc.	12,403	1,516
*	On Holding AG Class A	42,871	1,501
*	SiteOne Landscape Supply Inc.	8,817	1,486
	Ralph Lauren Corp. Class A	7,800	1,450
	H&R Block Inc.	29,322	1,435
	BorgWarner Inc.	45,986	1,432
*	Carvana Co. Class A	18,859	1,432
*	Rivian Automotive Inc. Class A	126,249	1,429
	New York Times Co. Class A	31,860	1,411
	Aramark	46,229	1,402
	Hyatt Hotels Corp. Class A	8,885	1,365
	Delta Air Lines Inc.	32,266	1,364
*	Duolingo Inc. Class A	5,688	1,359
	Hasbro Inc.	27,011	1,358
*	Bright Horizons Family Solutions Inc.	11,387	1,308
	Thor Industries Inc.	10,168	1,303
	Wyndham Hotels & Resorts Inc.	16,088	1,232
*	Abercrombie & Fitch Co. Class A	9,489	1,212
*	Taylor Morrison Home Corp. Class A	20,711	1,172
	U-Haul Holding Co.	18,353	1,167
	Whirlpool Corp.	10,744	1,154
	Paramount Global Class B	104,073	1,149
	Nexstar Media Group Inc. Class A	6,820	1,133
	Meritage Homes Corp.	7,133	1,125
*	Liberty Media Corp.-Liberty SiriusXM Class A	37,583	1,095
*	Planet Fitness Inc. Class A	16,888	1,048
*	Capri Holdings Ltd.	22,486	1,037
	Southwest Airlines Co.	30,224	1,036
	TKO Group Holdings Inc. Class A	12,135	1,016

5

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Ollie's Bargain Outlet Holdings Inc.	12,254	982
*	Coty Inc. Class A	78,009	980
	KB Home	14,519	965
	Macy's Inc.	55,293	964
	Harley-Davidson Inc.	25,939	941
*	RH	3,317	910
*	Skyline Champion Corp.	10,768	902
	Signet Jewelers Ltd.	8,743	890
*	AutoNation Inc.	5,820	872
*	Lyft Inc. Class A	54,696	869
	American Eagle Outfitters Inc.	36,227	860
*	Asbury Automotive Group Inc.	4,088	854
*	Grand Canyon Education Inc.	6,107	823
	VF Corp.	49,444	808
	MDC Holdings Inc.	12,006	753
*	United Airlines Holdings Inc.	16,213	738
*	Hilton Grand Vacations Inc.	16,332	733
	Gap Inc.	38,465	729
	Group 1 Automotive Inc.	2,683	726
*	YETI Holdings Inc.	17,380	713
*	Wayfair Inc. Class A	11,894	709
	Kohl's Corp.	24,763	690
*	Tri Pointe Homes Inc.	19,366	685
	Choice Hotels International Inc.	6,074	680
*	Madison Square Garden Sports Corp.	3,600	678
	Marriott Vacations Worldwide Corp.	7,227	674
	Kontoor Brands Inc.	11,358	671
*	Goodyear Tire & Rubber Co.	56,065	666
	Travel + Leisure Co.	14,765	660
*	Adient plc	19,254	653
	Steven Madden Ltd.	15,223	652
*,1	GameStop Corp. Class A	45,193	645
	Wendy's Co.	34,313	621
	LCI Industries	4,905	618
*	Visteon Corp.	5,457	617
*	Cavco Industries Inc.	1,632	608
	Carter's Inc.	7,407	600
*	Helen of Troy Ltd.	4,786	598
*	TripAdvisor Inc.	21,992	590
	Foot Locker Inc.	17,112	589
	Penske Automotive Group Inc.	3,840	589
	SharkNinja Inc.	10,648	575
	Advance Auto Parts Inc.	8,427	569
	Rush Enterprises Inc. Class A	11,577	564
	TEGNA Inc.	40,149	563
	Columbia Sportswear Co.	6,706	555
		Shares	Market Value• ($000)
*	Boot Barn Holdings Inc.	5,996	555
	Leggett & Platt Inc.	26,796	547
*	American Airlines Group Inc.	34,511	541
*,1	Lucid Group Inc.	159,795	527
	Nordstrom Inc.	25,073	526
*	Frontdoor Inc.	16,327	512
	Inter Parfums Inc.	3,395	498
*	Urban Outfitters Inc.	11,827	491
*	Sonos Inc.	25,916	491
	Papa John's International Inc.	6,691	481
	Graham Holdings Co. Class B	674	473
	Strategic Education Inc.	4,261	472
*	Under Armour Inc. Class C	55,198	471
*	Topgolf Callaway Brands Corp.	32,731	466
*	Dorman Products Inc.	4,913	463
	Century Communities Inc.	5,300	457
[1]	Sirius XM Holdings Inc.	102,674	454
*	Victoria's Secret & Co.	15,848	453
*	QuantumScape Corp. Class A	72,113	452
*	LGI Homes Inc.	3,882	443
*	Hanesbrands Inc.	80,986	437
*	Fox Factory Holding Corp.	8,545	432
[1]	Avis Budget Group Inc.	3,972	429
	MillerKnoll Inc.	14,018	428
	PriceSmart Inc.	4,779	402
	Winnebago Industries Inc.	5,424	389
*	Coursera Inc.	24,100	387
	HNI Corp.	8,553	383
	Fox Corp. Class B	13,912	381
*	National Vision Holdings Inc.	16,097	377
	Acushnet Holdings Corp.	5,765	371
*	Liberty Media Corp.-Liberty SiriusXM	12,677	367
*	Adtalem Global Education Inc.	7,401	366
*	Cinemark Holdings Inc.	20,500	357
*	Atlanta Braves Holdings Inc. Class C	9,097	356
*	Liberty Media Corp.-Liberty Live Class A	9,214	356
*	Gentherm Inc.	6,142	349
*	Central Garden & Pet Co. Class A	9,223	348
*	United Parks & Resorts Inc.	6,774	348
	Upbound Group Inc.	10,248	346
*	ODP Corp.	6,106	345
*	Six Flags Entertainment Corp.	13,349	338
*	Peloton Interactive Inc. Class A	73,843	334

6

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Newell Brands Inc.	43,982	330
	Laureate Education Inc.	24,300	326
*	Beyond Inc.	9,529	320
*	Liberty Media Corp.-Liberty Formula One Class A	4,741	311
	Cracker Barrel Old Country Store Inc.	4,611	305
*	OPENLANE Inc.	19,969	305
	La-Z-Boy Inc.	8,038	305
*	Madison Square Garden Entertainment Corp. Class A	7,900	304
	Dana Inc.	24,167	302
	Phinia Inc.	8,785	301
*	Leslie's Inc.	37,681	298
*	Sally Beauty Holdings Inc.	23,205	293
*	Under Armour Inc. Class A	32,420	290
	Dillard's Inc. Class A	700	290
	Oxford Industries Inc.	2,841	288
*	Green Brick Partners Inc.	4,800	281
	Jack in the Box Inc.	3,757	274
*	PROG Holdings Inc.	8,606	266
*	G-III Apparel Group Ltd.	7,685	256
	Steelcase Inc. Class A	17,201	236
	Buckle Inc.	5,669	232
*	Hertz Global Holdings Inc.	29,512	232
	Lennar Corp. Class B	1,539	227
*	Alaska Air Group Inc.	5,965	223
	John Wiley & Sons Inc. Class A	6,655	222
*	Driven Brands Holdings Inc.	16,072	222
*	Chegg Inc.	24,612	220
*	PowerSchool Holdings Inc. Class A	10,402	217
*	Lions Gate Entertainment Corp. Class B	23,320	212
	Krispy Kreme Inc.	16,200	210
*	Sphere Entertainment Co.	4,800	208
*	Liberty Media Corp.-Liberty Live Class C	5,130	204
	Scholastic Corp.	5,051	199
*	U-Haul Holding Co. (XNYS)	3,073	198
*	AMC Entertainment Holdings Inc. Class A	44,870	194
	Monro Inc.	5,761	193
	Wolverine World Wide Inc.	18,194	185
*	Sabre Corp.	68,724	182
	Matthews International Corp. Class A	5,538	160
*,1	Luminar Technologies Inc. Class A	66,693	159
*	Figs Inc. Class A	29,632	155
*	American Axle & Manufacturing Holdings Inc.	20,865	144
		Shares	Market Value• ($000)
*	IMAX Corp.	8,288	142
	Dine Brands Global Inc.	2,864	139
*	JetBlue Airways Corp.	21,432	139
	Guess? Inc.	5,338	135
*	Lions Gate Entertainment Corp. Class A	13,844	134
*	Mister Car Wash Inc.	14,000	116
	Sinclair Inc.	7,695	114
	Gray Television Inc.	19,078	111
*	Atlanta Braves Holdings Inc. Class A	2,350	99
*	iRobot Corp.	6,990	80
*	Petco Health & Wellness Co. Inc. Class A	29,495	77
	Allegiant Travel Co.	883	64
	News Corp. Class B	2,132	60
	Spirit Airlines Inc.	9,024	58
*,1	Fisker Inc. Class A	67,263	49
*	Playtika Holding Corp.	4,218	31
			1,297,239
Consumer Staples (4.5%)
	Procter & Gamble Co.	465,182	73,936
	Coca-Cola Co.	769,408	46,180
	PepsiCo Inc.	272,227	45,010
	Mondelez International Inc. Class A	268,820	19,643
	CVS Health Corp.	254,198	18,905
	Colgate-Palmolive Co.	162,362	14,048
	McKesson Corp.	26,721	13,933
*	Monster Beverage Corp.	147,206	8,700
	Sysco Corp.	100,423	8,131
	Kimberly-Clark Corp.	66,474	8,055
	Corteva Inc.	141,416	7,569
	Cencora Inc.	31,923	7,521
	General Mills Inc.	115,134	7,389
	Kroger Co.	129,351	6,417
	Keurig Dr Pepper Inc.	189,427	5,666
	Archer-Daniels-Midland Co.	105,715	5,614
	Kraft Heinz Co.	158,968	5,608
	Hershey Co.	29,699	5,581
	Church & Dwight Co. Inc.	48,384	4,844
	Clorox Co.	24,585	3,769
	McCormick & Co. Inc. (Non-Voting)	49,803	3,429
	Tyson Foods Inc. Class A	55,183	2,993
	Lamb Weston Holdings Inc.	28,596	2,923
	Kellanova	51,462	2,838
	Walgreens Boots Alliance Inc.	132,744	2,822
	Coca-Cola Europacific Partners plc	40,182	2,758
	Bunge Global SA	28,687	2,707
	Conagra Brands Inc.	94,408	2,651
	J M Smucker Co.	20,318	2,442
*	Celsius Holdings Inc.	28,446	2,322

7

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	US Foods Holding Corp.	44,912	2,281
	Hormel Foods Corp.	57,664	2,037
	Albertsons Cos. Inc. Class A	80,977	1,642
	Campbell Soup Co.	37,533	1,600
	Ingredion Inc.	13,041	1,534
*	BellRing Brands Inc.	26,271	1,496
*	Darling Ingredients Inc.	32,376	1,370
*	Sprouts Farmers Market Inc.	20,487	1,279
*	Post Holdings Inc.	10,131	1,055
*	Freshpet Inc.	8,667	980
	Flowers Foods Inc.	37,545	842
	Coca-Cola Consolidated Inc.	932	784
	Lancaster Colony Corp.	3,753	777
	WD-40 Co.	2,663	715
*	Simply Good Foods Co.	18,238	647
	Spectrum Brands Holdings Inc.	7,325	589
	Nomad Foods Ltd.	28,836	531
*	Grocery Outlet Holding Corp.	19,519	503
	Cal-Maine Foods Inc.	7,935	456
	Energizer Holdings Inc.	14,803	423
	J & J Snack Foods Corp.	2,824	410
*	TreeHouse Foods Inc.	10,721	384
	Edgewell Personal Care Co.	9,463	361
	Reynolds Consumer Products Inc.	10,200	301
*	National Beverage Corp.	4,386	231
	Weis Markets Inc.	3,028	197
*	Herbalife Ltd.	21,529	190
	Nu Skin Enterprises Inc. Class A	15,073	188
	WK Kellogg Co.	12,173	178
*,1	Beyond Meat Inc.	15,920	170
*	United Natural Foods Inc.	10,712	167
*	Hain Celestial Group Inc.	16,590	166
	B&G Foods Inc.	13,155	152
	Fresh Del Monte Produce Inc.	6,291	150
	Medifast Inc.	3,242	130
*	USANA Health Sciences Inc.	2,122	102
*	Beauty Health Co.	23,526	78
*	Olaplex Holdings Inc.	35,795	67
			369,567
Energy (0.2%)
*	Enphase Energy Inc.	26,761	3,399
*	First Solar Inc.	21,261	3,272
*	NEXTracker Inc. Class A	24,654	1,387
	Arcosa Inc.	9,660	802
*	SolarEdge Technologies Inc.	7,970	535
		Shares	Market Value• ($000)
*	Shoals Technologies Group Inc. Class A	34,012	436
*	Array Technologies Inc.	30,788	420
*,1	Plug Power Inc.	88,615	313
*	Fluence Energy Inc.	12,193	186
*	Ameresco Inc. Class A	7,916	166
*	FuelCell Energy Inc.	132,832	158
*,1	ChargePoint Holdings Inc.	75,364	156
*,1	Stem Inc.	44,936	120
*,1	SunPower Corp.	26,848	84
*	Enviva Inc.	5,700	2
			11,436
Financials (10.2%)
	JPMorgan Chase & Co.	570,571	106,160
	Bank of America Corp.	1,362,171	47,022
	S&P Global Inc.	63,354	27,140
	Goldman Sachs Group Inc.	63,230	24,600
	BlackRock Inc.	29,367	23,827
	Progressive Corp.	115,573	21,908
	Citigroup Inc.	377,733	20,960
	Morgan Stanley	239,171	20,578
	Chubb Ltd.	80,220	20,189
	Marsh & McLennan Cos. Inc.	97,367	19,694
	Charles Schwab Corp.	293,669	19,611
	Blackstone Inc.	141,014	18,024
	CME Group Inc.	70,939	15,631
	Intercontinental Exchange Inc.	111,913	15,491
	US Bancorp	308,627	12,950
	Aon plc Class A	39,174	12,379
	Moody's Corp.	31,384	11,908
	PNC Financial Services Group Inc.	78,718	11,587
	Apollo Global Management Inc.	103,462	11,567
	American International Group Inc.	140,497	10,241
	Arthur J Gallagher & Co.	41,830	10,204
	Travelers Cos. Inc.	45,128	9,971
	Aflac Inc.	116,291	9,389
	Truist Financial Corp.	262,746	9,191
	MetLife Inc.	125,463	8,750
	Bank of New York Mellon Corp.	152,116	8,532
	MSCI Inc. Class A	15,122	8,483
	Allstate Corp.	51,977	8,291
	Ameriprise Financial Inc.	20,270	8,257
	Prudential Financial Inc.	71,969	7,844
*	Coinbase Global Inc. Class A	33,776	6,875
*	Arch Capital Group Ltd.	70,949	6,214
	Discover Financial Services	49,607	5,988
	Hartford Financial Services Group Inc.	58,529	5,609
	Willis Towers Watson plc	20,474	5,581

8

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	NU Holdings Ltd. Class A	462,706	5,127
	T. Rowe Price Group Inc.	43,648	4,947
	Broadridge Financial Solutions Inc.	23,256	4,734
	Fifth Third Bancorp	133,953	4,600
	M&T Bank Corp.	32,765	4,579
	Raymond James Financial Inc.	37,550	4,518
	State Street Corp.	61,212	4,513
	Ares Management Corp. Class A	32,487	4,309
	Cboe Global Markets Inc.	20,837	4,001
	LPL Financial Holdings Inc.	14,897	3,991
	Brown & Brown Inc.	46,882	3,948
*	Markel Group Inc.	2,638	3,937
	Principal Financial Group Inc.	47,956	3,878
	Nasdaq Inc.	67,420	3,789
	Huntington Bancshares Inc.	284,291	3,707
	FactSet Research Systems Inc.	7,548	3,492
	Cincinnati Financial Corp.	30,544	3,482
	First Citizens BancShares Inc. Class A	2,184	3,437
	Regions Financial Corp.	183,432	3,417
	Northern Trust Corp.	40,679	3,341
	W R Berkley Corp.	39,871	3,333
	Everest Group Ltd.	8,446	3,116
	Citizens Financial Group Inc.	93,652	2,940
	KeyCorp	188,665	2,692
	Loews Corp.	35,785	2,689
	Fidelity National Financial Inc.	51,042	2,582
	Tradeweb Markets Inc. Class A	22,696	2,402
	Equitable Holdings Inc.	68,313	2,339
	Credicorp Ltd.	13,452	2,299
	Reinsurance Group of America Inc.	12,995	2,298
	Kinsale Capital Group Inc.	4,341	2,241
	RenaissanceRe Holdings Ltd.	9,926	2,232
	Interactive Brokers Group Inc. Class A	20,498	2,229
*	Robinhood Markets Inc. Class A	135,023	2,202
	Globe Life Inc.	17,329	2,200
	Ally Financial Inc.	54,811	2,027
	East West Bancorp Inc.	27,529	2,006
	Annaly Capital Management Inc.	100,166	1,912
	Unum Group	38,399	1,899
	Assurant Inc.	10,451	1,896
	American Financial Group Inc.	14,373	1,835
		Shares	Market Value• ($000)
	Primerica Inc.	6,991	1,715
*	SoFi Technologies Inc.	190,979	1,715
	Franklin Resources Inc.	59,881	1,644
	Webster Financial Corp.	34,101	1,625
	First Horizon Corp.	111,424	1,571
	XP Inc. Class A	63,704	1,506
	Stifel Financial Corp.	19,569	1,484
	Old Republic International Corp.	50,278	1,456
	MarketAxess Holdings Inc.	6,738	1,438
	Voya Financial Inc.	19,397	1,326
	Comerica Inc.	26,591	1,313
	Evercore Inc. Class A	7,002	1,310
	SEI Investments Co.	19,339	1,301
	Houlihan Lokey Inc. Class A	10,018	1,289
	AGNC Investment Corp.	132,419	1,266
	Cullen/Frost Bankers Inc.	11,653	1,264
	Selective Insurance Group Inc.	11,877	1,241
	Pinnacle Financial Partners Inc.	14,947	1,236
	Commerce Bancshares Inc.	23,649	1,231
	Western Alliance Bancorp	21,325	1,231
	SouthState Corp.	14,497	1,218
	Starwood Property Trust Inc.	59,076	1,205
	Invesco Ltd.	78,076	1,203
	RLI Corp.	8,022	1,175
	Zions Bancorp NA	29,435	1,161
	First American Financial Corp.	19,786	1,156
	Popular Inc.	13,818	1,156
	Wintrust Financial Corp.	11,946	1,151
	Corebridge Financial Inc.	46,157	1,146
	Essent Group Ltd.	20,708	1,109
	Synovus Financial Corp.	28,786	1,092
	Affiliated Managers Group Inc.	6,983	1,091
	MGIC Investment Corp.	53,947	1,073
	Prosperity Bancshares Inc.	17,108	1,068
	OneMain Holdings Inc.	22,015	1,040
	Rithm Capital Corp.	94,430	1,024
	Assured Guaranty Ltd.	11,094	1,016
*	Ryan Specialty Holdings Inc. Class A	19,276	1,010
	Cadence Bank	35,947	995
	Axis Capital Holdings Ltd.	15,431	965
	SLM Corp.	45,699	952
	Hanover Insurance Group Inc.	7,176	943
	FNB Corp.	70,086	935
	Old National Bancorp	56,933	935
*	Mr Cooper Group Inc.	13,058	931
	Bank OZK	21,234	930
	Radian Group Inc.	30,914	901

9

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Jackson Financial Inc. Class A	16,359	901
	United Bankshares Inc.	25,844	897
	Home BancShares Inc.	37,122	871
	Lazard Inc. Class A	22,286	859
	White Mountains Insurance Group Ltd.	486	858
	Hamilton Lane Inc. Class A	7,368	846
	Glacier Bancorp Inc.	22,317	835
	Janus Henderson Group plc	26,572	828
*	American Equity Investment Life Holding Co.	14,706	817
	First Financial Bankshares Inc.	26,354	815
	Columbia Banking System Inc.	42,638	772
	Hancock Whitney Corp.	17,536	765
*	Enstar Group Ltd.	2,431	749
	Moelis & Co. Class A	13,510	730
	UMB Financial Corp.	8,879	725
	Blackstone Mortgage Trust Inc. Class A	35,224	717
	Kemper Corp.	12,208	700
	Valley National Bancorp	85,369	699
	New York Community Bancorp Inc.	143,573	688
	Piper Sandler Cos.	3,563	671
*	Credit Acceptance Corp.	1,200	664
	ServisFirst Bancshares Inc.	10,224	646
	Associated Banc-Corp	30,531	636
	Ameris Bancorp	13,643	632
	CNO Financial Group Inc.	23,323	622
	Walker & Dunlop Inc.	6,517	622
	United Community Banks Inc.	23,658	615
*	Brighthouse Financial Inc.	12,955	603
*	Genworth Financial Inc. Class A	94,697	582
	First Bancorp	33,610	571
*	Texas Capital Bancshares Inc.	9,630	565
	International Bancshares Corp.	10,853	563
	Cathay General Bancorp	14,181	554
*	Axos Financial Inc.	10,620	553
	First Hawaiian Inc.	26,078	547
	WSFS Financial Corp.	12,646	536
	Artisan Partners Asset Management Inc. Class A	12,422	535
	Fulton Financial Corp.	33,481	516
	Atlantic Union Bankshares Corp.	15,459	514
	Simmons First National Corp. Class A	26,398	507
	Lincoln National Corp.	17,967	495
		Shares	Market Value• ($000)
[1]	Arbor Realty Trust Inc.	36,726	492
	Community Bank System Inc.	10,768	488
	BGC Group Inc. Class A	69,269	481
	Independent Bank Corp.	9,073	473
*	NMI Holdings Inc. Class A	15,190	457
	Pacific Premier Bancorp Inc.	19,717	451
	BOK Financial Corp.	5,258	447
	Bank of Hawaii Corp.	7,267	438
	First Financial Bancorp	19,395	421
	CVB Financial Corp.	24,619	419
	First Merchants Corp.	12,622	419
	Eastern Bankshares Inc.	32,065	414
	Towne Bank	14,930	405
	First Interstate BancSystem Inc. Class A	15,300	403
	PennyMac Financial Services Inc.	4,697	399
*,1	Upstart Holdings Inc.	15,323	395
	Renasant Corp.	11,925	377
	Seacoast Banking Corp. of Florida	15,600	377
	Park National Corp.	2,900	373
	BankUnited Inc.	13,834	371
	WaFd Inc.	13,271	361
	WesBanco Inc.	12,434	360
	BancFirst Corp.	4,086	358
	Cohen & Steers Inc.	4,821	355
*	Palomar Holdings Inc.	4,500	343
	Banner Corp.	7,220	317
	Trustmark Corp.	11,635	312
	Northwest Bancshares Inc.	27,005	309
	Virtus Investment Partners Inc.	1,324	308
*	Triumph Financial Inc.	4,100	307
	Virtu Financial Inc. Class A	16,747	302
	NBT Bancorp Inc.	8,535	294
	Independent Bank Group Inc.	6,664	291
	City Holding Co.	2,826	284
	Bank of NT Butterfield & Son Ltd.	9,305	278
	Horace Mann Educators Corp.	7,644	277
	Hilltop Holdings Inc.	8,670	268
	Navient Corp.	16,472	268
	Heartland Financial USA Inc.	7,810	266
	First Commonwealth Financial Corp.	19,455	253
	Live Oak Bancshares Inc.	6,200	246
	Provident Financial Services Inc.	16,338	246
	Hope Bancorp Inc.	21,321	234
	PennyMac Mortgage Investment Trust	16,425	232

10

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Trupanion Inc.	8,669	232
*	Freedom Holding Corp.	3,000	230
	Stock Yards Bancorp Inc.	4,992	229
	Employers Holdings Inc.	4,984	228
	S&T Bancorp Inc.	7,235	226
	Two Harbors Investment Corp.	17,875	226
	Ladder Capital Corp. Class A	20,800	225
	Safety Insurance Group Inc.	2,708	222
	Westamerica Bancorp	4,858	222
	ARMOUR Residential REIT Inc.	11,092	220
	MFA Financial Inc.	19,023	213
*	PRA Group Inc.	8,306	212
	CNA Financial Corp.	4,834	212
*	SiriusPoint Ltd.	17,039	209
	WisdomTree Inc.	25,728	207
*	Encore Capital Group Inc.	4,275	205
	Chimera Investment Corp.	45,069	196
	Nelnet Inc. Class A	2,248	193
*	Lemonade Inc.	11,496	187
	Sandy Spring Bancorp Inc.	8,088	178
	Berkshire Hills Bancorp Inc.	8,085	174
	BrightSpire Capital Inc. Class A	23,942	165
	Brookline Bancorp Inc.	16,253	159
	1st Source Corp.	3,126	156
	Capitol Federal Financial Inc.	24,023	139
	Brightsphere Investment Group Inc.	6,093	138
*	Open Lending Corp.	18,412	134
	F&G Annuities & Life Inc.	3,529	133
	Redwood Trust Inc.	20,905	128
	ProAssurance Corp.	9,985	123
	TFS Financial Corp.	9,336	119
*	Columbia Financial Inc.	5,504	92
	Republic Bancorp Inc. Class A	1,648	81
			827,908
Health Care (13.1%)
	Eli Lilly & Co.	167,436	126,193
	UnitedHealth Group Inc.	183,807	90,727
	Merck & Co. Inc.	502,688	63,917
	AbbVie Inc.	349,142	61,466
	Thermo Fisher Scientific Inc.	76,628	43,692
	Abbott Laboratories	342,433	40,626
	Danaher Corp.	130,560	33,050
	Pfizer Inc.	1,107,693	29,420
	Amgen Inc.	105,648	28,930
*	Intuitive Surgical Inc.	69,077	26,636
	Stryker Corp.	70,177	24,497
		Shares	Market Value• ($000)
	Elevance Health Inc.	46,910	23,514
	Medtronic plc	262,383	21,872
*	Vertex Pharmaceuticals Inc.	50,888	21,411
	Bristol-Myers Squibb Co.	403,196	20,462
*	Regeneron Pharmaceuticals Inc.	20,316	19,627
	Cigna Group	57,729	19,405
*	Boston Scientific Corp.	289,415	19,162
	Zoetis Inc. Class A	91,642	18,175
	Gilead Sciences Inc.	247,187	17,822
	Becton Dickinson & Co.	57,300	13,497
	HCA Healthcare Inc.	39,391	12,278
*	Edwards Lifesciences Corp.	119,141	10,112
*	IDEXX Laboratories Inc.	16,370	9,417
*	IQVIA Holdings Inc.	36,076	8,917
*	Dexcom Inc.	76,626	8,817
	Humana Inc.	24,754	8,672
*	Centene Corp.	105,788	8,297
	Agilent Technologies Inc.	58,042	7,973
	GE HealthCare Technologies Inc.	79,670	7,272
*	Veeva Systems Inc. Class A	28,685	6,469
*	Biogen Inc.	28,515	6,187
*	Moderna Inc.	63,390	5,847
	Cardinal Health Inc.	48,813	5,466
	West Pharmaceutical Services Inc.	14,574	5,223
*	ICON plc	16,134	5,173
	Zimmer Biomet Holdings Inc.	41,493	5,160
	ResMed Inc.	28,793	5,002
	STERIS plc	19,639	4,574
*	Molina Healthcare Inc.	11,448	4,509
*	Align Technology Inc.	14,561	4,404
*	Illumina Inc.	29,203	4,083
*	Alnylam Pharmaceuticals Inc.	24,458	3,695
	Laboratory Corp. of America Holdings	16,847	3,636
	Cooper Cos. Inc.	38,482	3,602
*	Hologic Inc.	47,954	3,539
	Baxter International Inc.	84,107	3,442
*	Avantor Inc.	134,857	3,323
*	BioMarin Pharmaceutical Inc.	36,956	3,189
	Viatris Inc.	235,836	2,917
	Revvity Inc.	25,176	2,759
	Quest Diagnostics Inc.	22,013	2,749
*	Charles River Laboratories International Inc.	10,523	2,675
*	Neurocrine Biosciences Inc.	19,185	2,502
*	Insulet Corp.	14,199	2,329
	Bio-Techne Corp.	31,622	2,326

11

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Sarepta Therapeutics Inc.	17,678	2,261
	Royalty Pharma plc Class A	73,395	2,227
*	Karuna Therapeutics Inc.	7,045	2,212
*	Repligen Corp.	11,166	2,166
*	Incyte Corp.	36,480	2,129
	Teleflex Inc.	9,357	2,085
*	Catalent Inc.	36,076	2,069
*	Exact Sciences Corp.	35,890	2,065
*	United Therapeutics Corp.	9,022	2,036
	Universal Health Services Inc. Class B	12,040	2,011
*	Henry Schein Inc.	25,651	1,962
*	Shockwave Medical Inc.	7,204	1,879
*	Natera Inc.	21,627	1,871
*	Tenet Healthcare Corp.	19,975	1,858
	Chemed Corp.	2,900	1,816
	Bruker Corp.	20,898	1,809
*	Medpace Holdings Inc.	4,532	1,802
*	Penumbra Inc.	7,394	1,737
*	Vaxcyte Inc.	20,526	1,515
*	Acadia Healthcare Co. Inc.	17,856	1,490
	Encompass Health Corp.	19,534	1,453
*	Jazz Pharmaceuticals plc	12,171	1,447
*	Bio-Rad Laboratories Inc. Class A	4,225	1,377
	DENTSPLY SIRONA Inc.	41,774	1,365
*	HealthEquity Inc.	16,484	1,362
*	Elanco Animal Health Inc.	85,296	1,355
	Ensign Group Inc.	10,841	1,354
*	DaVita Inc.	10,659	1,353
*	Exelixis Inc.	61,728	1,352
*	Globus Medical Inc. Class A	24,798	1,339
*	Cytokinetics Inc.	18,116	1,309
*	Intra-Cellular Therapies Inc.	18,459	1,283
*	Ionis Pharmaceuticals Inc.	28,366	1,282
*	CRISPR Therapeutics AG	15,130	1,274
*	Apellis Pharmaceuticals Inc.	20,096	1,245
*	Blueprint Medicines Corp.	12,106	1,132
*	Masimo Corp.	8,633	1,110
*	Option Care Health Inc.	33,381	1,077
*	Inspire Medical Systems Inc.	5,908	1,058
*	Halozyme Therapeutics Inc.	25,637	1,021
*	Alkermes plc	32,841	975
*	Lantheus Holdings Inc.	13,811	903
*	REVOLUTION Medicines Inc.	29,086	857
*	Merit Medical Systems Inc.	11,239	856
*	Ultragenyx Pharmaceutical Inc.	16,504	854
*	Glaukos Corp.	9,335	827
*	Azenta Inc.	12,253	798
		Shares	Market Value• ($000)
*	Roivant Sciences Ltd.	69,351	793
*	Insmed Inc.	28,536	791
*	Evolent Health Inc. Class A	23,035	781
	Organon & Co.	44,637	777
*	Bridgebio Pharma Inc.	22,545	770
*	Iovance Biotherapeutics Inc.	47,481	755
*	Neogen Corp.	43,121	741
*	Arrowhead Pharmaceuticals Inc.	22,876	734
*	Integer Holdings Corp.	6,643	733
*	iRhythm Technologies Inc.	6,141	729
*	Amicus Therapeutics Inc.	56,596	726
*	Haemonetics Corp.	9,772	713
	Perrigo Co. plc	27,136	713
*	Prestige Consumer Healthcare Inc.	10,211	710
*	Doximity Inc. Class A	25,137	710
*	Madrigal Pharmaceuticals Inc.	3,002	709
*	Axonics Inc.	10,235	695
*	Xenon Pharmaceuticals Inc.	14,389	679
*	Envista Holdings Corp.	32,680	675
*	Fortrea Holdings Inc.	17,699	664
*	Biohaven Ltd.	13,682	659
*	Intellia Therapeutics Inc.	20,501	658
*	Krystal Biotech Inc.	4,064	648
*	SpringWorks Therapeutics Inc.	12,946	638
*	Beam Therapeutics Inc.	15,757	622
*	LivaNova plc	10,980	602
*	Axsome Therapeutics Inc.	7,159	583
	Select Medical Holdings Corp.	21,182	577
*	Progyny Inc.	15,759	576
*	Amedisys Inc.	6,166	574
*	Cerevel Therapeutics Holdings Inc.	14,000	574
*	ACADIA Pharmaceuticals Inc.	24,139	561
*	QuidelOrtho Corp.	11,671	532
	CONMED Corp.	6,561	527
*	Privia Health Group Inc.	23,268	519
*	Ginkgo Bioworks Holdings Inc. Class A	340,352	517
*	TransMedics Group Inc.	6,317	515
	Premier Inc. Class A	24,139	504
*	ICU Medical Inc.	4,559	498
*	Denali Therapeutics Inc.	25,153	498
*	Integra LifeSciences Holdings Corp.	13,467	497
*	Inari Medical Inc.	10,609	489
*	TG Therapeutics Inc.	27,784	478
	Patterson Cos. Inc.	17,386	471
*	Arvinas Inc.	9,810	451
*	Surgery Partners Inc.	14,426	448

12

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Twist Bioscience Corp.	11,398	448
*	R1 RCM Inc.	31,723	446
*	10X Genomics Inc. Class A	9,136	426
*	PTC Therapeutics Inc.	14,715	415
*	Certara Inc.	24,142	408
*	CorVel Corp.	1,643	401
*	Tandem Diabetes Care Inc.	14,267	380
*	Recursion Pharmaceuticals Inc. Class A	28,224	380
*	Rocket Pharmaceuticals Inc.	12,813	375
*	agilon health Inc.	61,077	374
*	AtriCure Inc.	10,663	373
*	NeoGenomics Inc.	23,569	368
*	Inmode Ltd.	16,458	362
*	Corcept Therapeutics Inc.	14,989	352
*	STAAR Surgical Co.	10,757	336
*	Kymera Therapeutics Inc.	7,864	336
*	Agios Pharmaceuticals Inc.	10,288	333
*	Owens & Minor Inc.	13,655	332
*	Amphastar Pharmaceuticals Inc.	7,000	326
*	Veracyte Inc.	13,502	318
*	Myriad Genetics Inc.	14,962	313
*	Pacific Biosciences of California Inc.	56,275	311
*	Akero Therapeutics Inc.	10,943	295
*	Phreesia Inc.	11,272	279
*	Sotera Health Co.	18,430	277
*	Supernus Pharmaceuticals Inc.	8,999	267
*	Prothena Corp. plc	9,367	258
*	Pacira BioSciences Inc.	8,485	252
*	Omnicell Inc.	9,542	250
*	Xencor Inc.	10,789	248
*	Ligand Pharmaceuticals Inc.	3,074	244
*	Ironwood Pharmaceuticals Inc. Class A	25,628	242
*	Vir Biotechnology Inc.	21,343	240
*	Sage Therapeutics Inc.	11,109	239
*	BioCryst Pharmaceuticals Inc.	42,275	238
*	Guardant Health Inc.	12,493	237
*	Arcus Biosciences Inc.	11,531	221
*	AdaptHealth Corp. Class A	21,646	221
*	Relay Therapeutics Inc.	20,996	210
*	Amylyx Pharmaceuticals Inc.	11,014	208
*	Harmony Biosciences Holdings Inc.	6,100	196
*	Maravai LifeSciences Holdings Inc. Class A	25,321	196
*	Zentalis Pharmaceuticals Inc.	12,969	193
		Shares	Market Value• ($000)
*	Teladoc Health Inc.	12,265	185
*	Sana Biotechnology Inc.	17,500	176
*	Healthcare Services Group Inc.	13,674	174
*	REGENXBIO Inc.	9,700	169
*	Innoviva Inc.	11,012	168
*,1	Cassava Sciences Inc.	7,326	168
*	LifeStance Health Group Inc.	19,700	164
*	Aurinia Pharmaceuticals Inc.	28,374	162
*	Avanos Medical Inc.	8,522	158
	Embecta Corp.	10,652	152
*	Nevro Corp.	10,103	147
*	Adaptive Biotechnologies Corp.	35,321	145
*	Pediatrix Medical Group Inc.	15,418	141
*	Novocure Ltd.	8,786	135
*	Varex Imaging Corp.	7,088	122
*	Allogene Therapeutics Inc.	23,595	116
*	Alignment Healthcare Inc.	15,806	95
*	Fulgent Genetics Inc.	3,800	86
*	Multiplan Corp.	73,550	82
*,1	OPKO Health Inc.	76,136	76
*	Taro Pharmaceutical Industries Ltd.	1,552	65
*	CureVac NV	11,912	41
*,2	Scilex Holding Co. (Acquired 1/23/23, Cost $126)	12,014	25
*	Mural Oncology plc	3,131	17
*,3	OmniAb Inc. 12.5 Earnout	1,051	—
*,3	OmniAb Inc. 15 Earnout	1,051	—
			1,066,161
Industrials (10.7%)
	Visa Inc. Class A	315,558	89,189
	Mastercard Inc. Class A	164,087	77,902
	Accenture plc Class A	124,958	46,832
	Caterpillar Inc.	101,030	33,740
	Union Pacific Corp.	120,488	30,567
	American Express Co.	114,762	25,181
	United Parcel Service Inc. Class B	143,900	21,335
	Automatic Data Processing Inc.	81,750	20,530
	Deere & Co.	52,532	19,177
*	Fiserv Inc.	118,341	17,665
	Sherwin-Williams Co.	46,995	15,604
	Illinois Tool Works Inc.	59,112	15,496
	CSX Corp.	390,400	14,812
	Trane Technologies plc	45,058	12,705
*	PayPal Holdings Inc.	205,001	12,370
	FedEx Corp.	45,865	11,419
	PACCAR Inc.	101,510	11,256
	Cintas Corp.	17,167	10,791

13

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Capital One Financial Corp.	75,064	10,330
	Carrier Global Corp.	165,135	9,178
	Old Dominion Freight Line Inc.	19,606	8,675
*	Block Inc. Class A	102,449	8,142
	Johnson Controls International plc	134,698	7,984
	Paychex Inc.	63,804	7,824
	Otis Worldwide Corp.	81,705	7,786
	Fidelity National Information Services Inc.	108,497	7,507
	Ingersoll Rand Inc.	80,035	7,310
	Martin Marietta Materials Inc.	12,203	7,050
	Vulcan Materials Co.	26,125	6,945
	Verisk Analytics Inc. Class A	28,196	6,821
	Global Payments Inc.	51,455	6,674
	Equifax Inc.	24,108	6,596
	Rockwell Automation Inc.	22,836	6,510
	DuPont de Nemours Inc.	90,937	6,292
*	Fair Isaac Corp.	4,771	6,059
*	Mettler-Toledo International Inc.	4,398	5,485
*	Keysight Technologies Inc.	35,220	5,434
	Westinghouse Air Brake Technologies Corp.	35,351	4,995
*	Builders FirstSource Inc.	24,248	4,733
	Dover Corp.	27,563	4,558
*	Axon Enterprise Inc.	14,008	4,306
*	FleetCor Technologies Inc.	14,224	3,972
*	Waters Corp.	11,580	3,907
	Veralto Corp.	43,386	3,749
	IDEX Corp.	14,868	3,507
	Expeditors International of Washington Inc.	29,231	3,496
	Masco Corp.	44,256	3,397
	Synchrony Financial	82,006	3,387
	JB Hunt Transport Services Inc.	16,338	3,371
	Carlisle Cos. Inc.	9,573	3,351
*	AerCap Holdings NV	40,903	3,157
	Packaging Corp. of America	17,320	3,138
*	Saia Inc.	5,336	3,070
	Lennox International Inc.	6,393	3,012
	Graco Inc.	32,851	2,998
	Nordson Corp.	11,280	2,997
	TransUnion	38,559	2,993
*	Trimble Inc.	48,791	2,985
	RPM International Inc.	25,094	2,895
	Snap-on Inc.	10,325	2,846
*	XPO Inc.	22,523	2,710
	Owens Corning	17,576	2,633
	Watsco Inc.	6,621	2,609
*	Zebra Technologies Corp. Class A	9,141	2,555
		Shares	Market Value• ($000)
*	TopBuild Corp.	6,307	2,538
	Pentair plc	32,425	2,522
	Jack Henry & Associates Inc.	14,490	2,518
	CNH Industrial NV	194,523	2,325
	Westrock Co.	50,447	2,285
	Stanley Black & Decker Inc.	25,203	2,250
	Allegion plc	17,318	2,214
	Advanced Drainage Systems Inc.	13,447	2,195
	nVent Electric plc	32,563	2,192
	Comfort Systems USA Inc.	6,970	2,131
	Fortune Brands Innovations Inc.	25,085	2,040
	A O Smith Corp.	24,098	1,998
*	Trex Co. Inc.	21,590	1,981
	Toro Co.	20,515	1,894
*	WEX Inc.	8,516	1,871
*	WillScot Mobile Mini Holdings Corp.	37,837	1,807
	AptarGroup Inc.	12,793	1,797
	Simpson Manufacturing Co. Inc.	8,540	1,782
	Knight-Swift Transportation Holdings Inc. Class A	30,787	1,735
	Eagle Materials Inc.	6,756	1,713
*	Affirm Holdings Inc. Class A	45,386	1,703
	Donaldson Co. Inc.	23,741	1,700
	CH Robinson Worldwide Inc.	22,567	1,672
	MKS Instruments Inc.	13,323	1,636
	Robert Half Inc.	20,255	1,628
	Crown Holdings Inc.	20,948	1,605
*	Middleby Corp.	10,453	1,590
	Acuity Brands Inc.	6,247	1,569
	Graphic Packaging Holding Co.	60,001	1,557
*	Core & Main Inc. Class A	32,261	1,540
*	API Group Corp.	41,076	1,440
*	Axalta Coating Systems Ltd.	43,646	1,429
	Applied Industrial Technologies Inc.	7,490	1,422
*	Paylocity Holding Corp.	8,366	1,411
	Berry Global Group Inc.	23,554	1,371
*	FTI Consulting Inc.	6,625	1,371
	AGCO Corp.	12,413	1,362
	MSA Safety Inc.	7,282	1,341
	Landstar System Inc.	7,017	1,335
	Vontier Corp.	30,751	1,322
	WESCO International Inc.	8,781	1,313
*	AZEK Co. Inc. Class A	26,281	1,264
*	Mohawk Industries Inc.	10,607	1,258
	Atkore Inc.	7,319	1,240
	Brunswick Corp.	14,026	1,226

14

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Chart Industries Inc.	8,560	1,223
*	GXO Logistics Inc.	23,280	1,205
	Genpact Ltd.	35,372	1,203
*	BILL Holdings Inc.	18,898	1,197
	Littelfuse Inc.	4,883	1,163
	Installed Building Products Inc.	4,775	1,141
	AAON Inc.	13,487	1,133
*	Generac Holdings Inc.	10,041	1,130
	FTAI Aviation Ltd.	19,725	1,110
	Watts Water Technologies Inc. Class A	5,406	1,103
	Sonoco Products Co.	19,228	1,090
*	Beacon Roofing Supply Inc.	12,366	1,062
*	SPX Technologies Inc.	8,927	1,046
	Armstrong World Industries Inc.	8,656	1,044
*	Kirby Corp.	11,863	1,041
*	Euronet Worldwide Inc.	9,453	1,035
	Sensata Technologies Holding plc	29,837	1,027
*	Summit Materials Inc. Class A	23,611	1,008
	Maximus Inc.	12,015	1,005
	Sealed Air Corp.	28,687	1,000
*	StoneCo Ltd. Class A	57,573	991
	Federal Signal Corp.	12,075	989
	Western Union Co.	73,687	988
*	ExlService Holdings Inc.	31,750	988
	Ryder System Inc.	8,573	978
	Franklin Electric Co. Inc.	9,304	967
	Louisiana-Pacific Corp.	12,879	953
*	MasTec Inc.	12,319	930
	Badger Meter Inc.	5,797	920
	Zurn Elkay Water Solutions Corp.	28,778	914
*	ASGN Inc.	9,139	908
	GATX Corp.	7,138	905
	MSC Industrial Direct Co. Inc. Class A	8,860	894
*	Shift4 Payments Inc. Class A	10,855	892
	Cognex Corp.	22,596	891
	Herc Holdings Inc.	5,550	881
	HB Fuller Co.	10,937	870
	Valmont Industries Inc.	4,097	868
*	Itron Inc.	9,198	852
*	Knife River Corp.	11,151	826
	Air Lease Corp. Class A	20,473	821
*	TriNet Group Inc.	6,319	809
	Terex Corp.	13,397	768
	Brink's Co.	9,249	766
*	Alight Inc. Class A	84,181	758
	Silgan Holdings Inc.	17,076	750
	Kadant Inc.	2,204	743
		Shares	Market Value• ($000)
	ManpowerGroup Inc.	10,082	727
	Belden Inc.	8,533	727
*	Dycom Industries Inc.	5,690	720
*	ACI Worldwide Inc.	21,651	713
*	GMS Inc.	7,984	713
	Encore Wire Corp.	2,939	708
	Insperity Inc.	6,854	698
	Korn Ferry	10,695	681
	Hillenbrand Inc.	14,205	675
*	CBIZ Inc.	8,922	674
	ArcBest Corp.	4,624	661
	John Bean Technologies Corp.	6,461	656
*	Marqeta Inc. Class A	97,975	640
*	Flywire Corp.	22,183	630
	McGrath RentCorp	5,041	627
	Scorpio Tankers Inc.	9,293	624
*	Resideo Technologies Inc.	27,100	605
*	Verra Mobility Corp. Class A	27,407	593
	Griffon Corp.	8,100	578
*	Hub Group Inc. Class A	12,808	545
*	Masonite International Corp.	4,178	544
*	Pagseguro Digital Ltd. Class A	38,953	542
	UniFirst Corp.	3,170	535
*	O-I Glass Inc.	31,395	531
	Werner Enterprises Inc.	13,074	525
*	Remitly Global Inc.	25,111	518
*	RXO Inc.	21,518	463
*	AMN Healthcare Services Inc.	7,852	442
*	Gibraltar Industries Inc.	5,706	442
	EVERTEC Inc.	12,167	440
	Granite Construction Inc.	8,197	422
*	Masterbrand Inc.	24,207	419
	Vestis Corp.	21,925	411
	Tennant Co.	3,447	390
*	OSI Systems Inc.	2,959	388
	Primoris Services Corp.	9,814	388
	Trinity Industries Inc.	14,980	380
*	Bloom Energy Corp. Class A	42,055	369
*	Hayward Holdings Inc.	24,842	367
	Bread Financial Holdings Inc.	9,312	356
*	Huron Consulting Group Inc.	3,576	351
*	Gates Industrial Corp. plc	23,746	350
	H&E Equipment Services Inc.	5,959	337
	AZZ Inc.	4,600	335
*	Cimpress plc	3,328	326
	ADT Inc.	44,060	320
*	American Woodmark Corp.	3,062	307

15

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Greenbrier Cos. Inc.	5,662	293
	Golden Ocean Group Ltd.	22,800	293
*	Legalzoom.com Inc.	23,545	292
*,1	Enovix Corp.	29,749	290
*	JELD-WEN Holding Inc.	15,738	286
*	Dlocal Ltd. Class A	17,167	286
	SFL Corp. Ltd.	21,319	285
	Helios Technologies Inc.	6,099	269
*	Rocket Lab USA Inc.	57,990	266
*	NCR Atleos Corp.	12,039	262
	Lindsay Corp.	2,028	242
	Schneider National Inc. Class B	10,254	241
	Apogee Enterprises Inc.	4,145	237
	Star Bulk Carriers Corp.	9,200	220
[1]	ZIM Integrated Shipping Services Ltd.	17,789	212
	Forward Air Corp.	5,442	202
*	Joby Aviation Inc.	35,406	199
	TriMas Corp.	7,762	182
*	Proto Labs Inc.	4,900	178
*	CryoPort Inc.	9,834	174
	Astec Industries Inc.	4,260	173
*	Kornit Digital Ltd.	9,294	167
	Matson Inc.	1,419	158
	Deluxe Corp.	8,064	156
*	Virgin Galactic Holdings Inc.	81,826	142
	Heartland Express Inc.	8,811	113
*	Nikola Corp.	124,956	93
	TTEC Holdings Inc.	5,235	91
	Ardagh Metal Packaging SA	26,300	86
*	Green Dot Corp. Class A	8,701	71
			870,931
Real Estate (3.1%)
	Prologis Inc.	182,375	24,305
	American Tower Corp.	92,141	18,323
	Equinix Inc.	18,456	16,404
	Welltower Inc.	106,234	9,791
	Simon Property Group Inc.	64,218	9,513
	Crown Castle Inc.	85,676	9,419
	Public Storage	30,994	8,798
	Digital Realty Trust Inc.	59,810	8,781
	Realty Income Corp.	165,801	8,640
*	CoStar Group Inc.	80,172	6,977
	Extra Space Storage Inc.	41,479	5,847
*	CBRE Group Inc. Class A	60,388	5,549
	AvalonBay Communities Inc.	28,027	4,962
	Iron Mountain Inc.	57,229	4,500
	Equity Residential	73,612	4,432
	SBA Communications Corp. Class A	21,181	4,432
	Alexandria Real Estate Equities Inc.	34,291	4,277
		Shares	Market Value• ($000)
	Invitation Homes Inc.	121,412	4,137
	Ventas Inc.	78,998	3,341
	Sun Communities Inc.	24,268	3,246
	Mid-America Apartment Communities Inc.	23,201	2,916
	Essex Property Trust Inc.	12,581	2,911
	Host Hotels & Resorts Inc.	139,035	2,884
	Kimco Realty Corp.	129,340	2,556
	American Homes 4 Rent Class A	65,096	2,409
	WP Carey Inc.	41,993	2,365
	Equity LifeStyle Properties Inc.	34,856	2,346
	UDR Inc.	64,907	2,304
	Regency Centers Corp.	35,850	2,221
	Rexford Industrial Realty Inc.	42,136	2,144
	Boston Properties Inc.	32,063	2,075
	Camden Property Trust	20,320	1,920
	CubeSmart	44,005	1,919
	Lamar Advertising Co. Class A	17,200	1,901
*	Jones Lang LaSalle Inc.	9,406	1,789
	Healthpeak Properties Inc.	106,823	1,789
	Federal Realty Investment Trust	15,877	1,601
	EastGroup Properties Inc.	9,042	1,589
*	Zillow Group Inc. Class C	26,954	1,513
	Omega Healthcare Investors Inc.	48,137	1,498
	NNN REIT Inc.	35,213	1,433
	First Industrial Realty Trust Inc.	25,909	1,373
	STAG Industrial Inc.	36,476	1,355
	Americold Realty Trust Inc.	53,396	1,351
	Ryman Hospitality Properties Inc.	11,260	1,334
	Brixmor Property Group Inc.	58,612	1,325
	Agree Realty Corp.	19,444	1,068
	Healthcare Realty Trust Inc. Class A	77,468	1,068
	Terreno Realty Corp.	16,040	1,031
	Rayonier Inc.	29,138	1,003
	Vornado Realty Trust	36,258	954
	Kilroy Realty Corp.	24,294	920
	Kite Realty Group Trust	42,861	918
	Apartment Income REIT Corp. Class A	28,981	879
	Phillips Edison & Co. Inc.	23,230	830
	Essential Properties Realty Trust Inc.	31,456	751
	Park Hotels & Resorts Inc.	43,264	718
	PotlatchDeltic Corp.	15,819	715
	Macerich Co.	43,372	712
	Cousins Properties Inc.	31,152	711
	Apple Hospitality REIT Inc.	42,937	691

16

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Independence Realty Trust Inc.	46,096	675
*	Zillow Group Inc. Class A	12,489	675
	SL Green Realty Corp.	13,789	668
	Sabra Health Care REIT Inc.	46,363	644
	EPR Properties	14,984	616
	DigitalBridge Group Inc.	32,451	596
	Highwoods Properties Inc.	24,282	594
	National Storage Affiliates Trust	16,221	581
	Broadstone Net Lease Inc.	38,252	570
	COPT Defense Properties	23,269	564
	Physicians Realty Trust	48,755	548
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	21,766	548
	Tanger Inc.	19,000	547
*	Howard Hughes Holdings Inc.	7,110	543
	SITE Centers Corp.	39,262	533
	LXP Industrial Trust	60,174	521
	Innovative Industrial Properties Inc.	5,185	508
	National Health Investors Inc.	8,455	486
	Outfront Media Inc.	31,932	459
	Douglas Emmett Inc.	33,977	449
	Four Corners Property Trust Inc.	18,222	441
	Sunstone Hotel Investors Inc.	38,677	433
	CareTrust REIT Inc.	18,631	420
	Urban Edge Properties	24,266	413
*	Cushman & Wakefield plc	37,110	371
*	Equity Commonwealth	19,510	367
	DiamondRock Hospitality Co.	38,909	366
	Pebblebrook Hotel Trust	22,510	357
*	Opendoor Technologies Inc.	113,752	350
	RLJ Lodging Trust	29,029	345
	St. Joe Co.	6,411	345
	Retail Opportunity Investments Corp.	26,521	343
	JBG SMITH Properties	20,160	334
	Global Net Lease Inc.	44,943	324
	Xenia Hotels & Resorts Inc.	20,338	312
	Acadia Realty Trust	17,218	282
	Newmark Group Inc. Class A	25,636	277
	Uniti Group Inc.	44,198	259
	Getty Realty Corp.	9,772	258
	Elme Communities	19,659	253
	Empire State Realty Trust Inc. Class A	24,300	242
		Shares	Market Value• ($000)
	LTC Properties Inc.	7,653	241
[1]	Medical Properties Trust Inc.	52,519	221
	Alexander & Baldwin Inc.	13,599	221
	Veris Residential Inc.	14,614	213
	Brandywine Realty Trust	48,923	210
*	Apartment Investment & Management Co. Class A	27,200	201
	Kennedy-Wilson Holdings Inc.	22,518	198
	American Assets Trust Inc.	9,028	195
	Piedmont Office Realty Trust Inc. Class A	30,894	194
	eXp World Holdings Inc.	13,200	173
	Marcus & Millichap Inc.	4,357	160
	Centerspace	2,789	155
*	Anywhere Real Estate Inc.	24,578	154
	Paramount Group Inc.	34,304	152
	Saul Centers Inc.	2,184	79
	NET Lease Office Properties	2,729	67
			250,715
Technology (37.5%)
	Microsoft Corp.	1,472,510	609,089
	Apple Inc.	2,917,592	527,355
	NVIDIA Corp.	469,981	371,811
	Meta Platforms Inc. Class A	437,470	214,417
*	Alphabet Inc. Class A	1,108,606	153,498
*	Alphabet Inc. Class C	1,059,741	148,131
	Broadcom Inc.	85,299	110,931
*	Advanced Micro Devices Inc.	317,152	61,061
*	Salesforce Inc.	187,351	57,858
*	Adobe Inc.	90,662	50,796
	Intel Corp.	834,924	35,943
	Intuit Inc.	54,147	35,894
	QUALCOMM Inc.	220,705	34,825
	Oracle Corp.	305,465	34,114
	Applied Materials Inc.	165,397	33,347
*	ServiceNow Inc.	40,272	31,063
	Texas Instruments Inc.	179,517	30,039
	Lam Research Corp.	26,021	24,414
	Micron Technology Inc.	216,091	19,580
*	Palo Alto Networks Inc.	60,592	18,817
	KLA Corp.	27,145	18,521
*	Synopsys Inc.	30,148	17,297
*	Cadence Design Systems Inc.	53,529	16,293
*	Crowdstrike Holdings Inc. Class A	42,255	13,697
	NXP Semiconductors NV	51,161	12,776
	Marvell Technology Inc.	169,211	12,126
*	Snowflake Inc. Class A	62,431	11,755
*	Workday Inc. Class A	39,699	11,698
*	Autodesk Inc.	42,845	11,061

17

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Palantir Technologies Inc. Class A	378,543	9,494
*	Fortinet Inc.	130,457	9,016
	Microchip Technology Inc.	106,362	8,949
	Cognizant Technology Solutions Corp. Class A	101,199	7,997
*	Super Micro Computer Inc.	9,160	7,934
*	DoorDash Inc. Class A	60,681	7,559
*	Datadog Inc. Class A	54,119	7,114
*	Gartner Inc.	15,156	7,056
*	ON Semiconductor Corp.	85,797	6,771
	CDW Corp.	26,758	6,588
	Monolithic Power Systems Inc.	9,103	6,555
*	Atlassian Corp. Class A	30,863	6,402
*	MongoDB Inc. Class A	13,280	5,944
*	Cloudflare Inc. Class A	58,166	5,732
*	HubSpot Inc.	9,098	5,630
	Corning Inc.	151,175	4,874
	HP Inc.	170,659	4,835
*	Splunk Inc.	30,641	4,787
	Vertiv Holdings Co. Class A	67,708	4,578
*	Pinterest Inc. Class A	116,086	4,260
*	Zscaler Inc.	17,562	4,249
*	PTC Inc.	22,851	4,182
	Entegris Inc.	29,344	3,943
	Hewlett Packard Enterprise Co.	257,987	3,929
	Seagate Technology Holdings plc	41,493	3,861
*	Western Digital Corp.	64,634	3,844
	NetApp Inc.	41,463	3,695
*	Tyler Technologies Inc.	8,249	3,606
	Jabil Inc.	24,776	3,570
*	EPAM Systems Inc.	11,242	3,422
*	VeriSign Inc.	17,483	3,414
*	GoDaddy Inc. Class A	29,150	3,327
	Skyworks Solutions Inc.	31,484	3,303
*	Akamai Technologies Inc.	29,401	3,261
	Teradyne Inc.	30,261	3,135
*	Manhattan Associates Inc.	12,139	3,075
*	Nutanix Inc. Class A	48,191	3,044
*	Pure Storage Inc. Class A	56,890	2,995
*	Check Point Software Technologies Ltd.	18,452	2,960
*	Okta Inc. Class A	27,266	2,926
	SS&C Technologies Holdings Inc.	42,613	2,717
*	Zoom Video Communications Inc. Class A	38,145	2,698
*	MicroStrategy Inc. Class A	2,435	2,491
*	AppLovin Corp. Class A	41,451	2,475
*	Flex Ltd.	85,752	2,414
	Gen Digital Inc.	111,227	2,390
*	Dynatrace Inc.	48,102	2,383
		Shares	Market Value• ($000)
*	Qorvo Inc.	19,275	2,208
*	CyberArk Software Ltd.	8,248	2,175
*	F5 Inc.	11,603	2,172
	Amdocs Ltd.	23,299	2,125
*	Elastic NV	15,829	2,118
*	Lattice Semiconductor Corp.	27,411	2,100
*	Dayforce Inc.	29,230	2,039
*	Match Group Inc.	56,343	2,031
*	Twilio Inc. Class A	33,472	1,995
*	Guidewire Software Inc.	16,188	1,932
	Paycom Software Inc.	10,461	1,908
*	Globant SA	8,315	1,856
*	UiPath Inc. Class A	77,145	1,832
*	DocuSign Inc. Class A	33,737	1,797
*	Onto Innovation Inc.	9,658	1,779
*	Toast Inc. Class A	72,806	1,675
	Universal Display Corp.	9,293	1,621
*	Fabrinet	7,240	1,561
*	Wix.com Ltd.	10,604	1,486
*	Unity Software Inc.	46,729	1,370
*	SPS Commerce Inc.	7,350	1,361
*	SentinelOne Inc. Class A	47,041	1,325
*	Arrow Electronics Inc.	10,933	1,285
*	Confluent Inc. Class A	37,859	1,282
*	Gitlab Inc. Class A	17,711	1,277
*	Rambus Inc.	21,313	1,263
*	Procore Technologies Inc.	16,088	1,255
*	Qualys Inc.	7,235	1,243
*	Dropbox Inc. Class A	50,683	1,214
*	Novanta Inc.	6,915	1,196
	TD SYNNEX Corp.	11,479	1,193
*	Monday.com Ltd.	5,081	1,133
*	Smartsheet Inc. Class A	26,484	1,118
*	Aspen Technology Inc.	5,681	1,101
*	Varonis Systems Inc. Class B	21,655	1,100
*	Tenable Holdings Inc.	22,491	1,083
*	Insight Enterprises Inc.	5,706	1,073
*	Cirrus Logic Inc.	10,950	1,005
*	Kyndryl Holdings Inc.	45,526	1,000
*	DXC Technology Co.	43,089	942
	Dolby Laboratories Inc. Class A	11,538	935
*	Five9 Inc.	14,980	914
*	Altair Engineering Inc. Class A	10,672	908
*	Workiva Inc. Class A	10,498	904
*	Appfolio Inc. Class A	3,712	899
*	Silicon Laboratories Inc.	6,299	866
*,1	GLOBALFOUNDRIES Inc.	15,700	858
*	CommVault Systems Inc.	8,872	849
*	ZoomInfo Technologies Inc. Class A	50,546	847
*	DoubleVerify Holdings Inc.	27,331	844
	Avnet Inc.	17,929	835

18

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Power Integrations Inc.	11,275	806
	Advanced Energy Industries Inc.	7,595	769
*	Teradata Corp.	19,892	748
*	Alarm.com Holdings Inc.	9,608	727
*	Box Inc. Class A	27,947	721
*	Rapid7 Inc.	12,277	719
*	Axcelis Technologies Inc.	6,374	718
*	BlackLine Inc.	12,665	718
	Amkor Technology Inc.	22,810	708
*	Freshworks Inc. Class A	33,334	681
*	Ziff Davis Inc.	9,653	664
*	JFrog Ltd.	14,715	659
*	FormFactor Inc.	15,248	656
	Concentrix Corp.	8,998	652
*	Sprout Social Inc. Class A	10,244	633
*,1	C3.ai Inc. Class A	17,135	633
*	Diodes Inc.	9,150	622
*	Global-e Online Ltd.	18,318	620
*	Synaptics Inc.	6,100	611
*	Alteryx Inc. Class A	12,652	608
*	Blackbaud Inc.	8,667	600
*	Braze Inc. Class A	10,262	584
	Dun & Bradstreet Holdings Inc.	54,883	578
*	Envestnet Inc.	11,078	571
	Vishay Intertechnology Inc.	26,160	569
*	Q2 Holdings Inc.	11,805	546
*	Wolfspeed Inc.	20,961	545
*	HashiCorp Inc. Class A	20,864	544
*	CCC Intelligent Solutions Holdings Inc.	45,068	528
*	Yelp Inc. Class A	13,661	525
	Kulicke & Soffa Industries Inc.	10,806	515
	Pegasystems Inc.	7,842	510
*	Impinj Inc.	4,618	504
*	DigitalOcean Holdings Inc.	13,099	497
*	Allegro MicroSystems Inc.	15,658	493
*	PagerDuty Inc.	19,411	469
*	LiveRamp Holdings Inc.	13,045	456
	Xerox Holdings Corp.	24,419	455
*,1	Clarivate plc	63,265	454
*	Ambarella Inc.	7,960	445
*	Perficient Inc.	6,803	441
	Progress Software Corp.	8,066	430
*	nCino Inc.	14,196	424
*	Verint Systems Inc.	12,996	411
*	NCR Voyix Corp.	28,041	410
*	Cargurus Inc. Class A	18,125	401
*	Rogers Corp.	3,217	361
*	Asana Inc. Class A	18,319	361
	Clear Secure Inc. Class A	18,554	357
*	Appian Corp. Class A	10,082	351
*	Fastly Inc. Class A	24,382	347
*	Magnite Inc.	27,766	334
		Shares	Market Value• ($000)
*,1	IonQ Inc.	32,266	334
*	Squarespace Inc. Class A	9,971	332
*	Upwork Inc.	24,680	323
	CSG Systems International Inc.	5,901	322
*	MaxLinear Inc. Class A	15,567	303
*	Schrodinger Inc.	11,691	298
*	SiTime Corp.	3,213	297
*	PROS Holdings Inc.	8,268	296
*	Semtech Corp.	13,755	292
*	Paycor HCM Inc.	13,456	284
*	NetScout Systems Inc.	12,879	279
*	Jamf Holding Corp.	15,441	278
*	Bumble Inc. Class A	24,124	276
	Shutterstock Inc.	5,397	263
*	Everbridge Inc.	9,256	262
	CTS Corp.	5,838	260
	Adeia Inc.	19,900	226
*	ScanSource Inc.	4,496	194
*	E2open Parent Holdings Inc.	43,234	183
*	N-able Inc.	12,937	174
*	Fiverr International Ltd.	7,283	172
*	Stratasys Ltd.	12,776	158
*	TechTarget Inc.	4,800	152
*	Cerence Inc.	10,153	151
*	3D Systems Corp.	35,983	149
*	Matterport Inc.	69,552	147
*	BigCommerce Holdings Inc.	18,857	146
	Methode Electronics Inc.	6,600	141
*	RingCentral Inc. Class A	4,119	138
*	Yext Inc.	19,847	118
*	SolarWinds Corp.	9,438	113
*	Digital Turbine Inc.	30,436	96
*	Veradigm Inc.	10,289	62
*	Thoughtworks Holding Inc.	17,700	55
*,3	Yandex NV Class A	45,904	—
			3,054,442
Telecommunications (2.3%)
	Cisco Systems Inc.	801,925	38,789
	Comcast Corp. Class A	789,784	33,842
	Verizon Communications Inc.	834,296	33,389
	AT&T Inc.	1,421,247	24,062
	T-Mobile US Inc.	103,425	16,889
*	Arista Networks Inc.	49,577	13,760
	Motorola Solutions Inc.	32,598	10,770
*	Charter Communications Inc. Class A	19,974	5,871
	Juniper Networks Inc.	62,817	2,326
*	Ciena Corp.	29,534	1,683
*	Roku Inc. Class A	23,517	1,486
*	Frontier Communications Parent Inc.	49,867	1,181
*	Liberty Global Ltd. Class C	44,735	830

19

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Cogent Communications Holdings Inc.	8,618	697
*	Lumentum Holdings Inc.	13,827	670
*	Liberty Global Ltd. Class A	35,029	613
	Cable One Inc.	1,165	531
	InterDigital Inc.	4,955	530
*	Viavi Solutions Inc.	46,252	442
*	Calix Inc.	12,073	421
*	Extreme Networks Inc.	25,665	324
	Telephone & Data Systems Inc.	18,369	281
*	Liberty Latin America Ltd. Class C	26,882	175
	Shenandoah Telecommunications Co.	8,900	166
	Ubiquiti Inc.	800	94
*	CommScope Holding Co. Inc.	49,163	57
*	Lumen Technologies Inc.	30,845	50
*	Liberty Latin America Ltd. Class A	7,448	48
			189,977
Utilities (0.5%)
	Waste Management Inc.	80,347	16,523
	Republic Services Inc. Class A	40,665	7,466
	American Water Works Co. Inc.	38,554	4,570
	Atmos Energy Corp.	29,305	3,309
*	Clean Harbors Inc.	10,006	1,822
	Essential Utilities Inc.	47,655	1,657
*	Stericycle Inc.	18,469	1,005
*	Casella Waste Systems Inc. Class A	11,157	1,005
	Southwest Gas Holdings Inc.	12,127	826
	New Jersey Resources Corp.	18,398	766
	Ormat Technologies Inc.	10,789	703
	ONE Gas Inc.	11,139	664
	Spire Inc.	10,520	624
*	Sunrun Inc.	46,809	564
		Shares	Market Value• ($000)
	California Water Service Group	12,061	554
	SJW Group	5,968	329
	Northwest Natural Holding Co.	6,700	246
*	Sunnova Energy International Inc.	25,830	188
			42,821
Total Common Stocks (Cost $6,346,529)			8,113,863
Warrants (0.0%)
*	Cassava Sciences Inc. Exp. 11/15/24 (Cost $—)	1	—
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[4,5]	Vanguard Market Liquidity Fund, 5.400% (Cost $29,231)	292,364	29,234
Total Investments (100.0%) (Cost $6,375,760)			8,143,097
Other Assets and Liabilities—Net (0.0%)			3,472
Net Assets (100%)			8,146,569
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,217,000.
2	Restricted securities totaling $25,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $5,628,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

20

ESG U.S. Stock ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2024	21	7,595	339
E-mini S&P 500 Index	March 2024	98	25,008	1,249
				1,588
See accompanying Notes, which are an integral part of the Financial Statements.
21

ESG U.S. Stock ETF
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $6,346,529)	8,113,863
Affiliated Issuers (Cost $29,231)	29,234
Total Investments in Securities	8,143,097
Investment in Vanguard	240
Cash	358
Cash Collateral Pledged—Futures Contracts	1,533
Receivables for Investment Securities Sold	209
Receivables for Accrued Income	7,424
Receivables for Capital Shares Issued	7
Variation Margin Receivable—Futures Contracts	182
Total Assets	8,153,050
Liabilities
Payables for Investment Securities Purchased	576
Collateral for Securities on Loan	5,628
Payables to Vanguard	277
Total Liabilities	6,481
Net Assets	8,146,569
1 Includes $5,217,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	6,539,826
Total Distributable Earnings (Loss)	1,606,743
Net Assets	8,146,569

Net Assets
Applicable to 89,550,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,146,569
Net Asset Value Per Share	$90.97
See accompanying Notes, which are an integral part of the Financial Statements.
22

ESG U.S. Stock ETF
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends[1]	46,530
Interest[2]	481
Securities Lending—Net	399
Total Income	47,410
Expenses
The Vanguard Group—Note B
Investment Advisory Services	81
Management and Administrative	2,891
Marketing and Distribution	130
Custodian Fees	5
Shareholders’ Reports	53
Trustees’ Fees and Expenses	3
Other Expenses	9
Total Expenses	3,172
Net Investment Income	44,238
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(18,322)
Futures Contracts	1,271
Realized Net Gain (Loss)	(17,051)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,031,755
Futures Contracts	1,102
Change in Unrealized Appreciation (Depreciation)	1,032,857
Net Increase (Decrease) in Net Assets Resulting from Operations	1,060,044
1	Dividends are net of foreign withholding taxes of $19,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $452,000, $2,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $29,244,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
23

ESG U.S. Stock ETF
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	44,238	83,737
Realized Net Gain (Loss)	(17,051)	92,835
Change in Unrealized Appreciation (Depreciation)	1,032,857	755,592
Net Increase (Decrease) in Net Assets Resulting from Operations	1,060,044	932,164
Distributions
Total Distributions	(50,803)	(80,651)
Capital Share Transactions
Issued	411,119	464,375
Issued in Lieu of Cash Distributions	—	—
Redeemed	(73,135)	(416,802)
Net Increase (Decrease) from Capital Share Transactions	337,984	47,573
Total Increase (Decrease)	1,347,225	899,086
Net Assets
Beginning of Period	6,799,344	5,900,258
End of Period	8,146,569	6,799,344
See accompanying Notes, which are an integral part of the Financial Statements.
24

ESG U.S. Stock ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,				September 18, 2018[1] to August 31, 2019
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$79.52	$69.60	$84.42	$64.47	$51.25	$50.00
Investment Operations
Net Investment Income[2]	.509	.983	.921	.873	.846	.792
Net Realized and Unrealized Gain (Loss) on Investments	11.528	9.884	(14.856)	19.844	13.146	.868
Total from Investment Operations	12.037	10.867	(13.935)	20.717	13.992	1.660
Distributions
Dividends from Net Investment Income	(.587)	(.947)	(.885)	(.767)	(.772)	(.410)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.587)	(.947)	(.885)	(.767)	(.772)	(.410)
Net Asset Value, End of Period	$90.97	$79.52	$69.60	$84.42	$64.47	$51.25
Total Return	15.23%	15.82%	-16.61%	32.41%	27.60%	3.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,147	$6,799	$5,900	$5,259	$1,974	$595
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.12%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	1.24%	1.38%	1.18%	1.18%	1.54%	1.67%[3]
Portfolio Turnover Rate[4]	1%	3%	7%	6%	6%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
25

ESG U.S. Stock ETF
Notes to Financial Statements
Vanguard ESG U.S. Stock ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
26

ESG U.S. Stock ETF
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
27

ESG U.S. Stock ETF
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $240,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,113,838	25	—	8,113,863
Warrants	—	—	—	—
Temporary Cash Investments	29,234	—	—	29,234
Total	8,143,072	25	—	8,143,097

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,588	—	—	1,588
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
28

ESG U.S. Stock ETF
D.  As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,377,932
Gross Unrealized Appreciation	2,243,613
Gross Unrealized Depreciation	(476,860)
Net Unrealized Appreciation (Depreciation)	1,766,753
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $156,231,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended February 29, 2024, the fund purchased $82,589,000 of investment securities and sold $90,660,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $410,831,000 and $70,432,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 29, 2024, such purchases were $15,637,000 and sales were $6,767,000, resulting in net realized loss of $3,556,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	Shares (000)	Shares (000)
Issued	4,950	6,625
Issued in Lieu of Cash Distributions	—	—
Redeemed	(900)	(5,900)
Net Increase (Decrease) in Shares Outstanding	4,050	725
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
29

ESG U.S. Stock ETF
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
30

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© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q43932 042024

Semiannual Report  |  February 29, 2024
Vanguard ESG International Stock ETF
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
AboutYour Fund's Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 29, 2024
ESG International Stock ETF	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,079.50	$0.62
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.27	0.60
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.12%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

ESG International Stock ETF
Fund Allocation
As of February 29, 2024

Japan	18.2%
United Kingdom	7.6
Taiwan	6.6
Canada	6.4
China	6.3
Switzerland	6.3
Germany	5.1
India	5.0
Australia	5.0
France	4.2
South Korea	4.0
Netherlands	3.7
Denmark	2.6
Sweden	2.3
Italy	1.8
Spain	1.4
Hong Kong	1.4
Brazil	1.2
Saudi Arabia	1.0
South Africa	1.0
Other	8.9
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

ESG International Stock ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.9%)
Australia (5.0%)
	Commonwealth Bank of Australia	279,854	21,229
	CSL Ltd.	80,003	14,894
	National Australia Bank Ltd.	521,945	11,597
	Westpac Banking Corp.	580,688	9,964
	ANZ Group Holdings Ltd.	501,481	9,295
	Wesfarmers Ltd.	187,443	8,136
	Macquarie Group Ltd.	60,064	7,627
	Goodman Group	308,395	6,004
	Transurban Group	509,762	4,492
	Fortescue Ltd.	264,891	4,471
	Woolworths Group Ltd.	198,228	4,208
*	James Hardie Industries plc	73,545	2,909
	QBE Insurance Group Ltd.	251,223	2,828
	Cochlear Ltd.	10,851	2,474
	Brambles Ltd.	235,071	2,308
	Amcor plc	243,884	2,173
	Suncorp Group Ltd.	216,403	2,155
	Scentre Group	907,984	1,838
*	Xero Ltd.	21,490	1,787
	Telstra Group Ltd.	683,861	1,699
	Insurance Australia Group Ltd.	416,994	1,683
	Computershare Ltd.	98,440	1,664
	WiseTech Global Ltd.	26,650	1,644
	Northern Star Resources Ltd.	188,991	1,571
	Sonic Healthcare Ltd.	76,928	1,493
	CAR Group Ltd.	61,866	1,482
	ASX Ltd.	33,209	1,423
	Pilbara Minerals Ltd.	480,344	1,312
	Stockland	431,796	1,262
	Mineral Resources Ltd.	28,354	1,230
	BlueScope Steel Ltd.	79,414	1,181
	Medibank Pvt Ltd.	483,466	1,130
		Shares	Market Value• ($000)
	Ramsay Health Care Ltd.	30,436	1,086
*	NEXTDC Ltd.	92,650	1,067
	REA Group Ltd.	8,215	1,039
	SEEK Ltd.	60,483	1,036
	Mirvac Group	715,251	1,014
	GPT Group	353,773	1,001
	Orica Ltd.	88,674	988
	Dexus	196,396	940
	Vicinity Ltd.	715,490	904
	Altium Ltd.	20,747	877
	JB Hi-Fi Ltd.	20,697	829
	Steadfast Group Ltd.	198,589	748
	Atlas Arteria Ltd.	208,541	733
	Charter Hall Group	85,772	699
	Bendigo & Adelaide Bank Ltd.	110,608	697
	Aurizon Holdings Ltd.	267,360	663
	Cleanaway Waste Management Ltd.	370,390	645
	Incitec Pivot Ltd.	353,646	621
*	Lynas Rare Earths Ltd.	161,665	615
	Evolution Mining Ltd.	315,126	599
	Technology One Ltd.	50,186	555
	IGO Ltd.	107,501	554
	IDP Education Ltd.	44,190	549
	Lendlease Corp. Ltd.	125,345	524
	Qube Holdings Ltd.	247,729	524
	Reece Ltd.	29,269	512
	Pro Medicus Ltd.	7,423	503
	Bank of Queensland Ltd.	130,728	500
	Orora Ltd.	252,652	441
*	Qantas Airways Ltd.	127,832	427
	Breville Group Ltd.	23,294	415
	Downer EDI Ltd.	126,912	412
*	Sandfire Resources Ltd.	82,303	406
	Challenger Ltd.	92,509	405
	Reliance Worldwide Corp. Ltd.	108,864	389
	nib holdings Ltd.	80,923	386
	Champion Iron Ltd.	75,184	379
4

ESG International Stock ETF
		Shares	Market Value• ($000)
	Flight Centre Travel Group Ltd.	26,599	371
	Super Retail Group Ltd.	33,557	357
	AMP Ltd.	486,748	354
	Iluka Resources Ltd.	74,990	334
	CSR Ltd.	57,917	333
*	Alumina Ltd.	476,109	327
*	Webjet Ltd.	70,781	321
	Perpetual Ltd.	20,323	318
	ARB Corp. Ltd.	11,288	305
	Domino's Pizza Enterprises Ltd.	10,312	303
	Eagers Automotive Ltd.	30,261	293
	Nine Entertainment Co. Holdings Ltd.	257,801	289
	National Storage REIT	193,224	284
	Harvey Norman Holdings Ltd.	81,899	264
	Ansell Ltd.	16,968	263
	Deterra Royalties Ltd.	77,933	252
*	Megaport Ltd.	26,459	250
	AUB Group Ltd.	12,411	244
	Perseus Mining Ltd.	209,738	237
*	Neuren Pharmaceuticals Ltd.	18,249	230
*	PEXA Group Ltd.	27,052	225
	Charter Hall Long Wale REIT	88,140	214
*	Boral Ltd.	54,758	213
*,1	Liontown Resources Ltd.	265,252	213
*	Telix Pharmaceuticals Ltd.	26,210	212
	HUB24 Ltd.	8,289	211
	Bapcor Ltd.	50,812	197
	Insignia Financial Ltd.	120,581	186
	Region RE Ltd.	129,279	186
	Data#3 Ltd.	33,870	185
	Premier Investments Ltd.	9,311	183
	Sims Ltd.	22,596	180
	Nickel Industries Ltd.	387,867	178
*	De Grey Mining Ltd.	216,746	177
	GrainCorp Ltd. Class A	34,469	175
	Nufarm Ltd.	46,719	175
	Brickworks Ltd.	9,006	171
*	Bellevue Gold Ltd.	164,541	163
	Credit Corp. Group Ltd.	12,951	162
*	IRESS Ltd.	31,279	160
	Corporate Travel Management Ltd.	15,477	160
	Gold Road Resources Ltd.	166,751	159
	EVT Ltd.	21,129	159
	Ingenia Communities Group	50,136	158
		Shares	Market Value• ($000)
	Ramelius Resources Ltd.	169,435	158
	Lovisa Holdings Ltd.	7,385	156
	HMC Capital Ltd.	33,403	153
*	Capricorn Metals Ltd.	49,645	152
	GUD Holdings Ltd.	19,696	150
*	Audinate Group Ltd.	9,899	149
	G8 Education Ltd.	178,942	147
*,2	Life360 Inc.	27,622	147
	TPG Telecom Ltd.	47,465	145
	Sigma Healthcare Ltd.	192,977	144
*	Temple & Webster Group Ltd.	17,109	142
*	Adbri Ltd.	68,572	140
*	PolyNovo Ltd.	93,871	139
	Netwealth Group Ltd.	10,836	135
	GQG Partners Inc.	94,038	134
	Lifestyle Communities Ltd. (XASX)	13,038	130
	Domain Holdings Australia Ltd.	56,151	122
	GDI Property Group Partnership	308,546	121
	Helia Group Ltd.	44,810	120
*	Regis Resources Ltd.	101,994	119
	Elders Ltd.	19,993	118
	Centuria Capital Group	111,358	117
*	Red 5 Ltd.	545,752	117
*	West African Resources Ltd.	201,913	115
*	SiteMinder Ltd.	32,433	114
	NRW Holdings Ltd.	58,013	113
	Inghams Group Ltd.	47,576	113
	McMillan Shakespeare Ltd.	7,700	110
	Monadelphous Group Ltd.	11,148	103
	Magellan Financial Group Ltd.	19,021	101
	Bega Cheese Ltd.	36,804	101
	Johns Lyng Group Ltd.	24,635	101
*	Cettire Ltd.	32,422	101
*,1	Imugene Ltd.	1,243,613	98
	Waypoint REIT Ltd.	63,208	97
*	Silver Lake Resources Ltd.	137,522	96
	Imdex Ltd.	69,503	96
	Kelsian Group Ltd.	24,353	96
	Link Administration Holdings Ltd.	65,491	94
*	Westgold Resources Ltd.	72,561	92
	Collins Foods Ltd.	12,729	91
	IPH Ltd.	20,867	86
*	Zip Co. Ltd.	133,731	84
*,1	Weebit Nano Ltd.	28,166	80
*	Resolute Mining Ltd.	365,628	79

5

ESG International Stock ETF
		Shares	Market Value• ($000)
	oOh!media Ltd.	64,438	77
	Pinnacle Investment Management Group Ltd.	10,358	76
*	Macquarie Technology Group Ltd.	1,451	73
	Arena REIT	32,118	72
*	Healius Ltd.	98,854	71
	SmartGroup Corp. Ltd.	9,823	70
*	Perenti Ltd.	116,919	69
	Nick Scali Ltd.	7,198	69
*	FleetPartners Group Ltd.	30,424	69
	Service Stream Ltd.	91,961	67
	Myer Holdings Ltd.	126,690	67
*	Mayne Pharma Group Ltd.	14,939	66
*	Aussie Broadband Ltd.	22,150	66
	Accent Group Ltd.	49,592	65
	Vulcan Steel Ltd.	12,759	65
*	Judo Capital Holdings Ltd.	79,207	64
*	Tietto Minerals Ltd.	164,874	64
*	Alpha HPA Ltd.	111,712	63
	PWR Holdings Ltd.	7,547	61
	Charter Hall Retail REIT	26,043	60
*	Nanosonics Ltd.	32,627	58
	Clinuvel Pharmaceuticals Ltd.	6,454	57
	Hotel Property Investments Ltd.	28,618	55
	Infomedia Ltd.	52,246	54
*	Kogan.com Ltd.	10,546	54
	Hansen Technologies Ltd.	16,814	53
*	Latin Resources Ltd.	366,933	53
*	Nuix Ltd.	37,602	52
*	Superloop Ltd.	75,487	51
	HealthCo REIT	56,483	51
	Platinum Asset Management Ltd.	75,038	50
	GWA Group Ltd.	28,131	49
*	Syrah Resources Ltd.	122,456	49
	Regis Healthcare Ltd.	20,849	49
	APM Human Services International Ltd.	45,498	49
	Cromwell Property Group	183,500	48
*,3	Leo Lithium Ltd.	145,596	48
	Abacus Storage King	59,699	48
*	Opthea Ltd.	113,583	47
	Australian Ethical Investment Ltd.	13,322	46
*	Chalice Mining Ltd.	62,487	46
*	Omni Bridgeway Ltd.	41,479	45
*	Bravura Solutions Ltd.	55,130	45
*,3	AVZ Minerals Ltd.	358,175	45
		Shares	Market Value• ($000)
	Dicker Data Ltd.	5,029	41
*	Select Harvests Ltd.	13,463	39
*	Tyro Payments Ltd.	50,654	37
	Abacus Group	51,290	37
[1]	Oceania Healthcare Ltd.	101,609	36
	Baby Bunting Group Ltd.	34,679	36
	Emeco Holdings Ltd.	81,576	35
*,1	Calix Ltd.	27,741	35
*	OFX Group Ltd.	33,880	34
*,1	Sayona Mining Ltd.	1,292,695	34
*,1	BrainChip Holdings Ltd.	130,435	33
*,1	Mesoblast Ltd.	157,809	30
*	Alkane Resources Ltd.	96,939	30
*,1	ioneer Ltd.	350,440	30
	MyState Ltd.	13,978	29
*	Mount Gibson Iron Ltd.	86,412	28
*	EML Payments Ltd.	43,095	28
	Cedar Woods Properties Ltd.	8,900	27
*	Aurelia Metals Ltd.	272,344	24
	Integral Diagnostics Ltd.	16,490	24
*,1	Vulcan Energy Resources Ltd.	16,396	24
*	Australian Agricultural Co. Ltd.	26,373	23
*	Seven West Media Ltd.	166,120	23
	Solvar Ltd.	28,545	21
*	Coast Entertainment Holdings Ltd.	67,417	21
*	Lifestyle Communities Ltd.	2,143	21
*,1	Novonix Ltd.	36,080	19
*	Fineos Corp. Ltd.	16,306	18
*,1	Lake Resources NL	230,973	18
[1]	Australian Clinical Labs Ltd.	10,261	16
*,1	Argosy Minerals Ltd.	181,256	15
*	St. Barbara Ltd.	148,272	14
*	Praemium Ltd.	55,192	14
	Australian Finance Group Ltd.	13,403	13
*	29Metals Ltd.	54,890	13
	SG Fleet Group Ltd.	6,490	12
*	Australian Strategic Materials Ltd.	18,773	12
	Navigator Global Investments Ltd.	10,736	10
*,1	Paradigm Biopharmaceuticals Ltd.	43,440	10
	Jupiter Mines Ltd.	74,019	9
	Southern Cross Media Group Ltd.	13,677	8
	Humm Group Ltd.	21,792	8
	Growthpoint Properties Australia Ltd.	4,631	7

6

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Appen Ltd.	20,119	7
*,1	Neometals Ltd.	75,493	7
*,1	Bubs Australia Ltd.	75,873	6
*,1	Andromeda Metals Ltd.	324,268	6
*,1	Jervois Global Ltd.	380,965	6
			183,076
Austria (0.2%)
	Erste Group Bank AG	52,473	2,098
[2]	BAWAG Group AG	14,744	835
	Wienerberger AG	20,691	723
	ANDRITZ AG	10,867	684
	Raiffeisen Bank International AG	23,677	493
	CA Immobilien Anlagen AG	5,872	189
	Oesterreichische Post AG	5,524	179
	DO & CO AG	939	146
	UNIQA Insurance Group AG	16,104	141
	Vienna Insurance Group AG Wiener Versicherung Gruppe	3,955	115
*	IMMOFINANZ AG	4,805	109
	Telekom Austria AG Class A	12,522	99
*,1	Lenzing AG	3,024	95
[1]	AT&S Austria Technologie & Systemtechnik AG	4,104	83
	Strabag SE	1,095	52
	Palfinger AG	963	25
*	Eurotelesites AG	3,130	12
	Porr AG	657	10
	Agrana Beteiligungs AG	168	2
			6,090
Belgium (0.6%)
*	Argenx SE	9,741	3,651
	KBC Group NV	41,532	2,926
	UCB SA	20,519	2,368
	Ageas SA/NV	28,965	1,231
*	Syensqo SA	12,321	1,100
	Groupe Bruxelles Lambert NV	14,397	1,083
	Ackermans & van Haaren NV	4,514	759
	Warehouses De Pauw CVA	28,116	753
	Elia Group SA/NV	6,691	744
	D'ieteren Group	3,391	655
	Sofina SA	2,624	601
	Lotus Bakeries NV	62	583
	Aedifica SA	9,140	522
	KBC Ancora	8,453	397
	Cofinimmo SA	6,249	390
		Shares	Market Value• ($000)
	Etablissements Franz Colruyt NV	7,595	365
	Euronav NV	18,185	322
	Solvay SA	12,386	316
	Bekaert SA	4,808	238
	Melexis NV	2,735	230
	Proximus SADP	25,171	211
	Xior Student Housing NV	6,903	190
	Barco NV	10,081	180
	Montea NV	2,158	173
	VGP NV	1,391	153
	Fagron	7,403	144
	Shurgard Self Storage Ltd.	3,330	143
	Gimv NV	2,791	134
	Deme Group NV	786	109
	Retail Estates NV	1,277	82
*	Ontex Group NV	8,272	66
	Kinepolis Group NV	1,404	66
	bpost SA	12,398	47
	Wereldhave Belgium Comm VA	768	38
*	AGFA-Gevaert NV	25,005	28
	Van de Velde NV	515	18
			21,016
Brazil (0.9%)
	B3 SA - Brasil Bolsa Balcao	949,730	2,451
	WEG SA	244,262	1,803
	Banco do Brasil SA	140,504	1,635
	Banco BTG Pactual SA	217,000	1,589
	Localiza Rent a Car SA	138,686	1,479
	Suzano SA	117,825	1,336
	Equatorial Energia SA	150,977	1,038
	Raia Drogasil SA	177,860	953
	Rumo SA	196,579	898
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	53,630	854
	Itau Unibanco Holding SA	130,300	768
	Telefonica Brasil SA	69,000	756
	BB Seguridade Participacoes SA	111,200	746
	Banco Bradesco SA	291,035	720
[2]	Rede D'Or Sao Luiz SA	127,830	651
	Sendas Distribuidora SA	220,139	629
*,2	Hapvida Participacoes e Investimentos SA	777,874	574
	Klabin SA	125,900	572
	CCR SA	192,758	534
*	Natura & Co. Holding SA	156,287	513
	Lojas Renner SA	152,542	485
*	BRF SA	154,663	470

7

ESG International Stock ETF
		Shares	Market Value• ($000)
	Energisa SA	43,000	440
*	Hypera SA	66,200	438
	TOTVS SA	69,988	432
	TIM SA	115,300	421
	Allos SA	72,180	359
	Cia Siderurgica Nacional SA	96,334	326
	Banco Santander Brasil SA	56,032	322
	Transmissora Alianca de Energia Eletrica SA	43,300	308
[2]	GPS Participacoes e Empreendimentos SA	77,500	279
	Santos Brasil Participacoes SA	123,581	262
	Engie Brasil Energia SA	30,600	259
*	Cia De Sanena Do Parana	46,000	239
*	Fleury SA	69,999	224
*	Magazine Luiza SA	496,916	213
	M Dias Branco SA	25,000	207
	Atacadao SA	84,300	205
	YDUQS Participacoes SA	48,200	197
*	Porto Seguro SA	32,200	185
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	38,100	184
*	Multiplan Empreendimentos Imobiliarios SA	34,700	184
	Sao Martinho SA	31,500	179
	Tres Tentos Agroindustrial SA	83,800	179
	Cielo SA	158,700	171
	Alupar Investimento SA	28,076	168
	Cia de Saneamento de Minas Gerais Copasa MG	40,200	167
	Caixa Seguridade Participacoes SA	55,200	160
	Auren Energia SA	58,032	150
*	Cogna Educacao SA	276,700	140
*	Grupo Mateus SA	85,700	139
	Cia Energetica de Minas Gerais	44,663	135
	SLC Agricola SA	33,220	131
*	Marfrig Global Foods SA	64,541	129
*	Serena Energia SA	60,353	114
	Arezzo Industria e Comercio SA	9,500	113
	Fras-Le SA	34,400	113
*	IRB-Brasil Resseguros SA	13,936	109
	Odontoprev SA	44,610	108
	Direcional Engenharia SA	21,877	104
*	AES Brasil Energia SA	48,377	102
		Shares	Market Value• ($000)
	Wilson Sons SA	28,300	98
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	54,093	95
	Grupo De Moda Soma SA	65,888	93
	Vivara Participacoes SA	13,800	91
*	Dexco SA	55,418	91
	Vulcabras SA	24,400	91
*	MRV Engenharia e Participacoes SA	58,600	90
	SIMPAR SA	58,300	90
	Smartfit Escola de Ginastica e Danca SA	17,300	85
	JHSF Participacoes SA	92,000	83
	Mills Locacao Servicos e Logistica SA	32,200	81
	EcoRodovias Infraestrutura e Logistica SA	43,400	80
	Iguatemi SA	16,212	77
	Camil Alimentos SA	43,400	75
*	Hidrovias do Brasil SA	96,900	75
*	Oncoclinicas do Brasil Servicos Medicos SA	36,400	75
	Mahle Metal Leve SA	10,300	74
	CSN Mineracao SA	57,900	71
	Grendene SA	53,800	70
	LOG Commercial Properties e Participacoes SA	15,667	69
	Usinas Siderurgicas de Minas Gerais SA Usiminas	30,700	67
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,600	67
*	Anima Holding SA	62,413	64
*	Log-in Logistica Intermodal SA	8,300	63
	Grupo SBF SA	22,200	55
	Minerva SA	39,707	54
	Movida Participacoes SA	30,400	52
	Pet Center Comercio e Participacoes SA	62,300	52
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	10,900	52
	Ez Tec Empreendimentos e Participacoes SA	14,200	48
	Lojas Quero-Quero SA	46,056	48
	Tupy SA	8,800	45
[2]	LWSA SA	38,900	44
	Iochpe Maxion SA	16,900	43
*	CVC Brasil Operadora e Agencia de Viagens SA	63,210	43

8

ESG International Stock ETF
		Shares	Market Value• ($000)
*	CM Hospitalar SA	23,000	39
*	Zamp SA	45,406	38
*	Guararapes Confeccoes SA	26,100	32
	Armac Locacao Logistica E Servicos SA	12,400	32
*	Empreendimentos Pague Menos SA	47,279	28
	Hospital Mater Dei SA	21,700	28
	Bradespar SA	6,300	26
	Ambipar Participacoes e Empreendimentos SA	7,800	23
	Blau Farmaceutica SA	9,300	23
*	Cia Brasileira de Distribuicao	22,800	18
	Cia Brasileira de Aluminio	21,069	17
*	Grupo Casas Bahia SA	9,448	17
	Qualicorp Consultoria e Corretora de Seguros SA	24,900	12
			32,533
Canada (6.4%)
	Royal Bank of Canada	229,978	22,334
	Toronto-Dominion Bank	302,122	18,141
*	Shopify Inc. Class A (XNYS)	185,484	14,172
	Canadian Pacific Kansas City Ltd.	154,063	13,081
	Canadian National Railway Co.	96,518	12,515
	Bank of Montreal	117,029	10,593
	Bank of Nova Scotia	198,522	9,627
	Manulife Financial Corp.	304,644	7,230
	Waste Connections Inc.	42,932	7,144
	Canadian Imperial Bank of Commerce	149,678	7,083
	Sun Life Financial Inc.	95,497	5,072
	Intact Financial Corp.	28,906	4,807
	Nutrien Ltd.	82,519	4,307
	National Bank of Canada	54,636	4,265
	Thomson Reuters Corp.	25,898	4,088
	Restaurant Brands International Inc.	51,713	4,015
*	CGI Inc.	34,764	3,991
	Fairfax Financial Holdings Ltd.	3,559	3,799
	Agnico Eagle Mines Ltd.	76,739	3,680
	Dollarama Inc.	45,234	3,499
	Franco-Nevada Corp.	32,036	3,354
	Wheaton Precious Metals Corp.	76,129	3,137
	Loblaw Cos. Ltd.	25,221	2,688
	Magna International Inc.	45,008	2,480
	RB Global Inc.	30,440	2,297
	Power Corp. of Canada	77,620	2,243
		Shares	Market Value• ($000)
	TFI International Inc.	13,674	2,020
	Metro Inc. Class A	36,066	1,953
	BCE Inc.	47,600	1,766
	Open Text Corp.	45,351	1,744
[2]	Hydro One Ltd.	52,362	1,561
	George Weston Ltd.	11,427	1,497
	Toromont Industries Ltd.	14,677	1,348
*	Descartes Systems Group Inc.	14,724	1,276
	TELUS Corp.	73,132	1,276
[1]	Great-West Lifeco Inc.	39,375	1,213
	Element Fleet Management Corp.	68,085	1,136
	FirstService Corp.	6,809	1,121
	Canadian Apartment Properties REIT	31,248	1,096
	West Fraser Timber Co. Ltd.	13,444	1,082
	TMX Group Ltd.	41,228	1,081
	GFL Environmental Inc. (XTSE)	29,733	1,072
*	Ivanhoe Mines Ltd. Class A	97,469	1,036
	iA Financial Corp. Inc.	16,686	1,035
	Kinross Gold Corp.	209,052	1,023
	Gildan Activewear Inc.	29,318	1,021
	First Quantum Minerals Ltd.	104,390	988
	Lundin Mining Corp.	118,066	933
	Saputo Inc.	42,479	864
	RioCan REIT	61,861	815
	Alamos Gold Inc. Class A	68,866	812
*	Celestica Inc.	18,947	805
	Onex Corp.	10,341	770
	Boyd Group Services Inc.	3,247	762
	Finning International Inc.	25,438	667
	Brookfield Infrastructure Corp. Class A	19,829	658
	Granite REIT	11,551	613
	Colliers International Group Inc.	5,086	592
	Choice Properties REIT	59,480	587
	First Capital REIT	50,437	578
*	Kinaxis Inc.	4,944	513
*	Bausch Health Cos. Inc.	53,296	502
	B2Gold Corp.	207,995	501
	Stella-Jones Inc.	8,758	492
	Boardwalk REIT	8,658	485
	Methanex Corp.	10,817	484
	SmartCentres REIT	28,006	479
	Tricon Residential Inc.	39,840	443
	Chartwell Retirement Residences	49,153	440
	Primo Water Corp.	26,586	432

9

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Shopify Inc. Class A (XTSE)	5,655	432
*	Air Canada	32,034	428
	Premium Brands Holdings Corp. Class A	6,449	426
	Canadian Western Bank	19,011	406
	Definity Financial Corp.	11,922	403
	H&R REIT	61,312	402
	BRP Inc.	6,047	399
	Osisko Gold Royalties Ltd. (XTSE)	25,999	380
*	Aritzia Inc.	13,983	370
*	Capstone Copper Corp.	70,152	368
	CI Financial Corp.	29,468	367
	Dream Industrial REIT	34,854	326
	IGM Financial Inc.	12,059	317
	Linamar Corp.	6,420	314
*	Eldorado Gold Corp.	29,114	303
*	Lightspeed Commerce Inc.	21,578	303
[2]	Nuvei Corp.	10,326	273
	Boralex Inc. Class A	12,352	272
	Russel Metals Inc.	7,942	260
	Hudbay Minerals Inc.	43,653	257
*	BlackBerry Ltd.	90,195	253
	Quebecor Inc. Class B	10,686	250
	North West Co. Inc.	7,625	226
*	IAMGOLD Corp.	85,888	224
	Allied Properties REIT	17,441	218
	Lundin Gold Inc.	18,428	215
	Primaris REIT	20,999	209
	First Majestic Silver Corp.	42,517	191
	GFL Environmental Inc.	5,306	191
	Innergex Renewable Energy Inc.	29,970	187
	OceanaGold Corp.	110,605	183
	Maple Leaf Foods Inc.	10,553	180
	Laurentian Bank of Canada	9,099	177
	Centerra Gold Inc.	34,244	172
*	Equinox Gold Corp.	41,311	168
	Enghouse Systems Ltd.	6,219	163
	SSR Mining Inc.	37,039	159
	Cascades Inc.	20,374	158
	Superior Plus Corp.	22,502	158
	Cargojet Inc.	1,887	154
*	Torex Gold Resources Inc.	13,218	138
*	Ballard Power Systems Inc.	36,402	115
	Mullen Group Ltd.	9,776	108
*	Canada Goose Holdings Inc.	7,896	108
	Westshore Terminals Investment Corp.	5,700	107
		Shares	Market Value• ($000)
*	Novagold Resources Inc.	41,492	102
	NorthWest Healthcare Properties REIT	34,462	101
	Transcontinental Inc. Class A	8,395	89
*	Canfor Corp.	7,130	87
	Winpak Ltd.	2,778	82
*	Lithium Americas Corp.	14,889	82
*	Lithium Americas Corp. (XTSE)	14,889	73
	Dye & Durham Ltd.	7,150	69
	Osisko Gold Royalties Ltd.	2,950	43
	Cogeco Communications Inc.	300	13
	First National Financial Corp.	384	11
			233,384
Chile (0.1%)
	Banco de Chile	7,050,726	818
	Banco Santander Chile	9,674,923	470
*	Latam Airlines Group SA	27,325,281	344
	Cencosud SA	190,545	342
*	Falabella SA	124,894	317
	Empresas CMPC SA	177,691	315
[1]	Sociedad Quimica y Minera de Chile SA ADR	5,781	287
	Banco de Credito e Inversiones SA	9,890	274
	Cia Sud Americana de Vapores SA	2,906,540	203
	Parque Arauco SA	127,417	203
	Banco Itau Chile SA	13,395	132
	SMU SA	775,148	131
	Aguas Andinas SA Class A	389,042	114
	Cencosud Shopping SA	66,503	109
	CAP SA	15,639	107
	Inversiones Aguas Metropolitanas SA	122,847	92
	Inversiones La Construccion SA	10,211	88
	SONDA SA	206,981	85
	Empresa Nacional de Telecomunicaciones SA	25,073	82
	Sociedad de Inversiones Oro Blanco SA	7,537,247	54
*	Plaza SA	27,358	40
	Ripley Corp. SA	158,688	33
			4,640
China (6.3%)
	Alibaba Group Holding Ltd.	2,822,200	25,946
*	PDD Holdings Inc. ADR	100,387	12,502

10

ESG International Stock ETF
		Shares	Market Value• ($000)
	China Construction Bank Corp. Class H	15,590,000	9,668
*,2	Meituan Class B	888,955	9,025
	Industrial & Commercial Bank of China Ltd. Class H	13,319,000	6,827
	NetEase Inc.	299,815	6,513
	Bank of China Ltd. Class H	12,127,000	4,757
	Ping An Insurance Group Co. of China Ltd. Class H	1,005,000	4,469
	JD.com Inc. Class A	392,203	4,426
*,2	Xiaomi Corp. Class B	2,449,400	4,116
*	Li Auto Inc. Class A	178,436	4,072
*	Trip.com Group Ltd.	88,648	4,024
	Yum China Holdings Inc. (XHKG)	64,950	2,819
	China Merchants Bank Co. Ltd. Class H	687,000	2,657
*,2	Kuaishou Technology	437,600	2,471
*	New Oriental Education & Technology Group Inc.	251,290	2,362
	ANTA Sports Products Ltd.	211,800	2,065
[2]	Nongfu Spring Co. Ltd. Class H	296,400	1,676
	Agricultural Bank of China Ltd. Class H	3,958,000	1,624
	PICC Property & Casualty Co. Ltd. Class H	1,140,000	1,559
	China Life Insurance Co. Ltd. Class H	1,260,000	1,544
	KE Holdings Inc. ADR	107,207	1,457
*,2	Wuxi Biologics Cayman Inc.	594,737	1,409
	China Resources Land Ltd.	456,000	1,393
*	BeiGene Ltd.	107,000	1,378
	China Mengniu Dairy Co. Ltd.	532,120	1,330
	H World Group Ltd. ADR	35,743	1,307
*,2	Innovent Biologics Inc.	242,000	1,305
*	NIO Inc. Class A	204,235	1,169
	Contemporary Amperex Technology Co. Ltd. Class A	50,263	1,139
	CSPC Pharmaceutical Group Ltd.	1,449,280	1,129
*	TAL Education Group ADR	74,041	1,091
*	Vipshop Holdings Ltd. ADR	56,424	1,086
	ENN Energy Holdings Ltd.	130,800	1,062
		Shares	Market Value• ($000)
	Agricultural Bank of China Ltd. Class A	1,825,100	1,062
	Shenzhou International Group Holdings Ltd.	127,184	1,043
	Geely Automobile Holdings Ltd.	941,900	1,025
[2]	China Tower Corp. Ltd. Class H	8,188,000	992
	China Overseas Land & Investment Ltd.	661,500	977
[2]	Postal Savings Bank of China Co. Ltd. Class H	1,848,000	971
	China Yangtze Power Co. Ltd. Class A	274,300	955
	Li Ning Co. Ltd.	379,678	939
	Ping An Insurance Group Co. of China Ltd. Class A	157,100	934
	Bank of China Ltd. Class A	1,384,700	860
*	XPeng Inc. Class A	183,300	858
	China Merchants Bank Co. Ltd. Class A	190,000	843
	Kanzhun Ltd. ADR	53,114	831
*	Full Truck Alliance Co. Ltd. ADR	111,043	733
	CITIC Securities Co. Ltd. Class H	395,537	731
	Haier Smart Home Co. Ltd. Class H	240,200	727
	Haier Smart Home Co. Ltd. Class A	213,200	711
	Sunny Optical Technology Group Co. Ltd.	109,600	705
	Bank of Communications Co. Ltd. Class H	1,074,000	704
	China Pacific Insurance Group Co. Ltd. Class H	371,400	704
	Sino Biopharmaceutical Ltd.	1,748,000	695
*,2	JD Health International Inc.	172,850	652
	COSCO SHIPPING Holdings Co. Ltd. Class H	584,400	629
	China CITIC Bank Corp. Ltd. Class H	1,147,000	610
	Sinopharm Group Co. Ltd. Class H	217,700	609
	Weichai Power Co. Ltd. Class H	281,000	553
	Industrial & Commercial Bank of China Ltd. Class A	742,400	550
	Yangzijiang Shipbuilding Holdings Ltd.	421,100	549

11

ESG International Stock ETF
		Shares	Market Value• ($000)
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	13,482	540
	People's Insurance Co. Group of China Ltd. Class H	1,584,000	528
*	Tongcheng Travel Holdings Ltd.	207,200	521
	Industrial Bank Co. Ltd. Class A	216,800	501
	Bank of Communications Co. Ltd. Class A	568,600	495
	China Gas Holdings Ltd.	526,233	482
*,2	Akeso Inc.	80,000	480
	GCL Technology Holdings Ltd.	3,427,000	477
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	94,800	475
	China Resources Gas Group Ltd.	157,200	474
*	Kingdee International Software Group Co. Ltd.	439,000	472
	Xinyi Solar Holdings Ltd.	730,000	442
	China Pacific Insurance Group Co. Ltd. Class A	119,000	422
	Kingsoft Corp. Ltd.	148,400	412
[2]	Longfor Group Holdings Ltd.	328,800	412
*	Alibaba Health Information Technology Ltd.	944,000	412
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	69,300	410
	Hengan International Group Co. Ltd.	131,500	405
*	Bilibili Inc.	39,683	385
	Tingyi Cayman Islands Holding Corp.	344,000	383
	China Medical System Holdings Ltd.	233,000	383
	Foxconn Industrial Internet Co. Ltd. Class A	143,900	374
	Wanhua Chemical Group Co. Ltd. Class A	33,372	368
	China Tourism Group Duty Free Corp. Ltd. Class A	30,020	362
	CITIC Securities Co. Ltd. Class A	121,645	360
	ZTE Corp. Class H	159,200	359
	Weichai Power Co. Ltd. Class A	149,000	350
	CRRC Corp. Ltd. Class A	395,300	350
		Shares	Market Value• ($000)
	New China Life Insurance Co. Ltd. Class H	179,700	345
	China Minsheng Banking Corp. Ltd. Class H	977,000	344
[2]	China International Capital Corp. Ltd. Class H	274,800	344
	Great Wall Motor Co. Ltd. Class H	295,500	334
*	Zai Lab Ltd.	155,370	332
	CMOC Group Ltd. Class A	385,700	329
	China Galaxy Securities Co. Ltd. Class H	619,000	325
	China Hongqiao Group Ltd.	416,500	322
*	Genscript Biotech Corp.	158,000	319
[2]	WuXi AppTec Co. Ltd. Class H	51,636	318
	China National Building Material Co. Ltd. Class H	840,000	316
	China Everbright Bank Co. Ltd. Class H	1,004,000	314
[2]	China Feihe Ltd.	631,000	314
	Muyuan Foods Co. Ltd. Class A	58,212	311
	China Railway Group Ltd. Class H	628,000	306
	Zhejiang Expressway Co. Ltd. Class H	398,560	304
	Haitong Securities Co. Ltd. Class H	613,200	304
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	53,760	303
	Luxshare Precision Industry Co. Ltd. Class A	78,199	300
[2]	Topsports International Holdings Ltd.	440,000	298
	Shanghai Pudong Development Bank Co. Ltd. Class A	295,300	293
[2]	Pop Mart International Group Ltd.	116,600	291
	Ping An Bank Co. Ltd. Class A	196,800	289
[2]	Yadea Group Holdings Ltd.	184,000	289
*,2	SenseTime Group Inc. Class B	2,524,000	289
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	98,200	288
	Kingboard Holdings Ltd.	144,000	282

12

ESG International Stock ETF
		Shares	Market Value• ($000)
	Great Wall Motor Co. Ltd. Class A	86,800	282
*,2	JD Logistics Inc.	285,400	282
[2]	China Resources Mixc Lifestyle Services Ltd.	93,200	281
	Fuyao Glass Industry Group Co. Ltd. Class A	46,000	277
[2]	Huatai Securities Co. Ltd. Class H	232,400	274
	Bosideng International Holdings Ltd.	544,000	274
[2]	Guotai Junan Securities Co. Ltd. Class H	237,200	273
	SF Holding Co. Ltd. Class A	51,100	271
[2]	Hansoh Pharmaceutical Group Co. Ltd.	154,000	271
[1]	China Conch Venture Holdings Ltd.	269,500	270
	Sinotruk Hong Kong Ltd.	101,500	269
	China Minsheng Banking Corp. Ltd. Class A	477,700	268
	Country Garden Services Holdings Co. Ltd.	347,646	265
	WuXi AppTec Co. Ltd. Class A	35,164	265
	China Vanke Co. Ltd. Class H	341,200	263
	MINISO Group Holding Ltd. ADR	14,238	261
	China Taiping Insurance Holdings Co. Ltd.	296,600	258
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	395,200	258
	Far East Horizon Ltd.	316,000	254
	Jiangxi Copper Co. Ltd. Class H	168,000	249
	Autohome Inc. ADR	9,561	248
[2]	CSC Financial Co. Ltd. Class H	308,500	248
	LONGi Green Energy Technology Co. Ltd. Class A	83,932	248
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	380,600	246
*	HUTCHMED China Ltd.	77,500	239
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	60,600	238
	Shenzhen Inovance Technology Co. Ltd. Class A	27,000	237
		Shares	Market Value• ($000)
	NAURA Technology Group Co. Ltd. Class A	6,006	237
	CRRC Corp. Ltd. Class H	459,000	236
	China CITIC Bank Corp. Ltd. Class A	264,700	236
	GF Securities Co. Ltd. Class A	118,500	233
	Haitian International Holdings Ltd.	90,000	228
	BOE Technology Group Co. Ltd. Class A	405,200	225
[2]	Hygeia Healthcare Holdings Co. Ltd.	59,745	224
[2]	Ganfeng Lithium Group Co. Ltd. Class H	65,400	217
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	134,500	216
	China Traditional Chinese Medicine Holdings Co. Ltd.	390,000	215
	China Railway Group Ltd. Class A	242,300	214
	Chongqing Zhifei Biological Products Co. Ltd. Class A	28,600	212
	China Cinda Asset Management Co. Ltd. Class H	2,192,000	210
[2]	China Resources Pharmaceutical Group Ltd.	311,000	210
	Beijing Enterprises Water Group Ltd.	878,000	206
	China United Network Communications Ltd. Class A	307,500	205
*,2	East Buy Holding Ltd.	66,500	205
	SAIC Motor Corp. Ltd. Class A	97,700	203
	Shenzhen Transsion Holdings Co. Ltd. Class A	9,180	203
[1]	China Everbright Environment Group Ltd.	544,000	202
	CMOC Group Ltd. Class H	327,000	202
	Aier Eye Hospital Group Co. Ltd. Class A	99,448	202
	Shenzhen International Holdings Ltd.	238,500	201
[2]	3SBio Inc.	302,500	200
*,2	Hua Hong Semiconductor Ltd.	91,757	197

13

ESG International Stock ETF
		Shares	Market Value• ($000)
	Hisense Home Appliances Group Co. Ltd. Class H	62,000	196
	Sungrow Power Supply Co. Ltd. Class A	16,218	196
*	Gaotu Techedu Inc. ADR	25,119	196
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	124,000	195
	JOYY Inc. ADR	6,177	195
	TravelSky Technology Ltd. Class H	162,000	194
	Beijing Kingsoft Office Software Inc. Class A	5,137	194
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	6,200	192
	Yuexiu Property Co. Ltd.	288,280	192
	Shandong Gold Mining Co. Ltd. Class A	62,660	188
	Chongqing Changan Automobile Co. Ltd. Class A	89,718	185
	Minth Group Ltd.	108,000	184
	Haitong Securities Co. Ltd. Class A	143,700	182
	C&D International Investment Group Ltd.	112,000	182
	COSCO SHIPPING Holdings Co. Ltd. Class A	124,180	181
	Zhaojin Mining Industry Co. Ltd. Class H	171,000	177
*,1	Country Garden Holdings Co. Ltd.	2,160,000	176
	JinkoSolar Holding Co. Ltd. ADR	6,437	174
	Tongwei Co. Ltd. Class A	47,208	174
	COSCO SHIPPING Ports Ltd.	290,000	173
	Iflytek Co. Ltd. Class A	25,100	173
	China Overseas Property Holdings Ltd.	205,000	172
	Jiangsu Expressway Co. Ltd. Class H	166,000	171
*,1	Canadian Solar Inc.	7,929	167
	Hello Group Inc. ADR	25,303	167
	Poly Developments & Holdings Group Co. Ltd. Class A	122,600	166
*	China Ruyi Holdings Ltd.	844,000	166
*	China Southern Airlines Co. Ltd. Class A	197,500	162
	China Communications Services Corp. Ltd. Class H	380,000	161
	Dongyue Group Ltd.	180,000	161
		Shares	Market Value• ($000)
	FinVolution Group ADR	30,723	161
*	Air China Ltd. Class A	154,300	160
	Sany Heavy Industry Co. Ltd. Class A	82,400	159
	Guangzhou Automobile Group Co. Ltd. Class H	364,000	158
[1]	Greentown China Holdings Ltd.	195,500	156
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	86,000	155
	China Vanke Co. Ltd. Class A	110,700	154
	Fufeng Group Ltd.	250,000	153
	Huatai Securities Co. Ltd. Class A	74,500	150
	Fu Shou Yuan International Group Ltd.	228,000	149
	Chongqing Changan Automobile Co. Ltd. Class B	275,392	148
*,1	Microport Scientific Corp.	151,300	148
	China Nonferrous Mining Corp. Ltd.	213,000	148
*,2	New Horizon Health Ltd.	56,500	147
*,1,2	Ping An Healthcare & Technology Co. Ltd.	94,630	146
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	56,000	146
	Bank of Shanghai Co. Ltd. Class A	158,000	143
	Grand Pharmaceutical Group Ltd.	311,500	142
	Advanced Micro-Fabrication Equipment Inc. China Class A	6,958	142
	China Three Gorges Renewables Group Co. Ltd. Class A	221,800	142
	Huaxia Bank Co. Ltd. Class A	160,400	141
	Bank of Beijing Co. Ltd. Class A	196,100	141
	Chongqing Rural Commercial Bank Co. Ltd. Class H	343,000	138
	Postal Savings Bank of China Co. Ltd. Class A	203,500	137
*,2	Luye Pharma Group Ltd.	369,500	136
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	39,300	134

14

ESG International Stock ETF
		Shares	Market Value• ($000)
*,1	GDS Holdings Ltd. Class A	158,341	134
	Focus Media Information Technology Co. Ltd. Class A	151,700	133
	China Merchants Securities Co. Ltd. Class A	66,620	131
*	Qinghai Salt Lake Industry Co. Ltd. Class A	57,500	129
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	143,237	128
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	93,000	122
	Hangzhou Tigermed Consulting Co. Ltd. Class A	19,400	121
	GF Securities Co. Ltd. Class H	111,400	120
	Consun Pharmaceutical Group Ltd.	166,000	120
	Will Semiconductor Co. Ltd. Shanghai Class A	9,045	120
*	Fenbi Ltd.	191,500	120
	SSY Group Ltd.	212,000	119
	Shenwan Hongyuan Group Co. Ltd. Class A	186,400	119
	Tianqi Lithium Corp. Class A	15,916	118
[2]	BAIC Motor Corp. Ltd. Class H	392,500	117
	Xtep International Holdings Ltd.	212,000	117
	China Suntien Green Energy Corp. Ltd. Class H	308,000	117
	Eve Energy Co. Ltd. Class A	21,800	116
	Henan Shuanghui Investment & Development Co. Ltd. Class A	28,500	116
	Guangzhou Automobile Group Co. Ltd. Class A	93,700	116
	Flat Glass Group Co. Ltd. Class A	38,300	116
*	Alibaba Pictures Group Ltd.	2,010,000	115
	China Construction Bank Corp. Class A	118,300	115
*,2	Bairong Inc. Class B	68,000	115
	Sinopec Engineering Group Co. Ltd. Class H	208,500	114
	Jiangsu Expressway Co. Ltd. Class A	68,400	114
		Shares	Market Value• ($000)
	Tianqi Lithium Corp. Class H	22,400	114
*	Nine Dragons Paper Holdings Ltd.	245,000	113
	Vinda International Holdings Ltd.	38,000	113
	China Everbright Bank Co. Ltd. Class A	253,300	113
	Bank of Nanjing Co. Ltd. Class A	92,600	113
*	TCL Technology Group Corp. Class A	176,120	111
	Gushengtang Holdings Ltd.	20,300	111
	Canvest Environmental Protection Group Co. Ltd.	210,000	110
*	Lifetech Scientific Corp.	432,000	110
*	Shanghai International Airport Co. Ltd. Class A	22,376	109
	Everbright Securities Co. Ltd. Class A	46,500	109
	Jiangxi Copper Co. Ltd. Class A	40,300	109
	Sany Heavy Equipment International Holdings Co. Ltd.	140,000	108
	Yihai International Holding Ltd.	77,000	108
	Shoucheng Holdings Ltd.	559,600	108
	Yum China Holdings Inc.	2,493	107
	Uni-President China Holdings Ltd.	179,000	107
[1]	Flat Glass Group Co. Ltd. Class H	58,000	107
[2]	China Tourism Group Duty Free Corp. Ltd. Class H	10,900	107
*	Seres Group Co. Ltd. Class A	8,300	106
[2]	Shandong Gold Mining Co. Ltd. Class H	67,100	106
[2]	Orient Securities Co. Ltd. Class H	247,600	105
[1,2]	Meitu Inc.	317,000	104
	Suzhou TFC Optical Communication Co. Ltd. Class A	5,500	104
*,2	Keymed Biosciences Inc.	24,000	104
	Yangzijiang Financial Holding Ltd.	389,200	100
	Kingboard Laminates Holdings Ltd.	160,500	99
	China Water Affairs Group Ltd.	144,000	99
	ZTE Corp. Class A	23,900	99

15

ESG International Stock ETF
		Shares	Market Value• ($000)
	Central China Securities Co. Ltd. Class H	698,000	99
	Ganfeng Lithium Group Co. Ltd. Class A	17,694	98
	JCET Group Co. Ltd. Class A	26,900	98
[2]	Jiumaojiu International Holdings Ltd.	141,000	98
[1]	Tianneng Power International Ltd.	108,000	97
	Citic Pacific Special Steel Group Co. Ltd. Class A	48,000	97
*	Air China Ltd. Class H	178,000	95
	Sinotrans Ltd. Class A	114,000	95
	JA Solar Technology Co. Ltd. Class A	36,639	95
*,2	Weimob Inc.	350,000	94
*	Huangshan Tourism Development Co. Ltd. Class B	122,860	93
	IEIT Systems Co. Ltd. Class A	17,800	92
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	175,900	92
	Guangdong Haid Group Co. Ltd. Class A	15,200	91
*	China Eastern Airlines Corp. Ltd. Class A	171,700	91
	Pharmaron Beijing Co. Ltd. Class A	28,020	91
	Montage Technology Co. Ltd. Class A	12,362	90
	Lufax Holding Ltd. ADR	28,973	90
	Anhui Expressway Co. Ltd. Class H	80,000	89
*	Unigroup Guoxin Microelectronics Co. Ltd. Class A	8,959	89
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	68,400	89
*	Guangshen Railway Co. Ltd. Class H	426,000	88
	China Jinmao Holdings Group Ltd.	1,076,000	87
*,2	China CITIC Financial Asset Management Co. Ltd. Class H	2,034,000	87
	China Education Group Holdings Ltd.	151,000	87
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	34,600	87
		Shares	Market Value• ($000)
	Imeik Technology Development Co. Ltd. Class A	1,900	86
*	Xinte Energy Co. Ltd. Class H	64,400	86
	China BlueChemical Ltd. Class H	280,000	84
*	Beijing Capital International Airport Co. Ltd. Class H	256,000	83
	PAX Global Technology Ltd.	107,000	83
	Huadong Medicine Co. Ltd. Class A	17,700	83
	Hisense Home Appliances Group Co. Ltd. Class A	20,000	83
	Shengyi Technology Co. Ltd. Class A	34,700	83
*,2	Ascentage Pharma Group International	25,200	83
	Digital China Holdings Ltd.	242,000	82
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	43,750	82
	GoerTek Inc. Class A	35,400	82
	Huizhou Desay Sv Automotive Co. Ltd. Class A	5,800	82
	Trina Solar Co. Ltd. Class A	23,655	82
[2]	Legend Holdings Corp. Class H	95,500	80
	CPMC Holdings Ltd.	89,000	80
	WUS Printed Circuit Kunshan Co. Ltd. Class A	21,840	80
	Yunnan Baiyao Group Co. Ltd. Class A	11,500	80
	Huayu Automotive Systems Co. Ltd. Class A	33,000	80
	Lens Technology Co. Ltd. Class A	47,600	80
[2]	China New Higher Education Group Ltd.	254,000	80
*	XD Inc.	43,000	80
*	Hopson Development Holdings Ltd.	167,721	80
*	Tuya Inc. ADR	40,534	80
	Skyworth Group Ltd.	225,111	79
	Beijing Tongrentang Co. Ltd. Class A	12,700	79
*,2	China Bohai Bank Co. Ltd. Class H	561,500	79

16

ESG International Stock ETF
		Shares	Market Value• ($000)
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	10,200	78
*	EHang Holdings Ltd. ADR	7,225	78
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	373,500	77
	Sinotrans Ltd. Class H	181,000	77
*	COFCO Joycome Foods Ltd.	392,000	77
	Towngas Smart Energy Co. Ltd.	211,000	76
*,2	InnoCare Pharma Ltd.	115,000	76
	Sichuan Expressway Co. Ltd. Class H	224,000	75
	Maxscend Microelectronics Co. Ltd. Class A	5,040	75
	Noah Holdings Ltd. ADR	6,639	74
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	14,400	74
*,2	Remegen Co. Ltd. Class H	26,000	74
	China Risun Group Ltd.	189,000	74
	China Everbright Ltd.	134,000	73
*,2	Jinxin Fertility Group Ltd.	237,000	73
	Yuexiu REIT	541,206	72
	Zhejiang Juhua Co. Ltd. Class A	25,400	72
	Sinoma International Engineering Co. Class A	46,000	72
	JNBY Design Ltd.	37,500	72
	Zhejiang NHU Co. Ltd. Class A	28,256	71
	GigaDevice Semiconductor Inc. Class A	7,000	71
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	394,400	71
	First Tractor Co. Ltd. Class H	90,000	70
	Changchun High & New Technology Industry Group Inc. Class A	3,900	70
	Yonyou Network Technology Co. Ltd. Class A	39,600	70
[2]	Genertec Universal Medical Group Co. Ltd.	128,500	70
	Lonking Holdings Ltd.	408,000	69
*	Zhongyu Energy Holdings Ltd.	109,000	69
		Shares	Market Value• ($000)
[2]	China Railway Signal & Communication Corp. Ltd. Class H	192,000	69
	Yuexiu Transport Infrastructure Ltd.	120,000	68
	Yintai Gold Co. Ltd. Class A	32,800	68
	CSC Financial Co. Ltd. Class A	20,900	68
	Hundsun Technologies Inc. Class A	20,080	68
	Concord New Energy Group Ltd.	820,000	68
	China Resources Medical Holdings Co. Ltd.	124,500	68
	Jiangsu Zhongtian Technology Co. Ltd. Class A	37,400	68
	Guotai Junan Securities Co. Ltd. Class A	32,400	68
	Poly Property Services Co. Ltd. Class H	19,000	68
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	15,200	68
[2]	China Merchants Securities Co. Ltd. Class H	84,660	67
	Eoptolink Technology Inc. Ltd. Class A	7,980	67
*	Wingtech Technology Co. Ltd. Class A	12,600	67
*,2	Alphamab Oncology	105,000	67
*	Shanghai MicroPort MedBot Group Co. Ltd.	35,500	66
	China Lesso Group Holdings Ltd.	136,000	65
	Chaozhou Three-Circle Group Co. Ltd. Class A	18,400	65
	Zhejiang Huayou Cobalt Co. Ltd. Class A	16,900	65
*,2,3	China Renaissance Holdings Ltd.	70,200	65
*	China Eastern Airlines Corp. Ltd. Class H	252,000	64
	China Shineway Pharmaceutical Group Ltd.	57,000	64
[2]	A-Living Smart City Services Co. Ltd.	125,500	64
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	50,200	64

17

ESG International Stock ETF
		Shares	Market Value• ($000)
	Sieyuan Electric Co. Ltd. Class A	7,900	63
	Beijing New Building Materials plc Class A	16,200	63
	Goldwind Science & Technology Co. Ltd. Class A	59,100	63
	Shanghai Pudong Construction Co. Ltd. Class A	74,100	63
*	Seazen Group Ltd.	444,567	63
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	30,200	63
	C&D Property Management Group Co. Ltd.	151,000	63
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	23,600	62
*	Wuxi Taiji Industry Co. Ltd. Class A	70,900	62
[2]	AsiaInfo Technologies Ltd.	66,000	62
	China Resources Microelectronics Ltd. Class A	10,366	62
	China Resources Building Materials Technology Holdings Ltd.	354,000	61
	Poly Property Group Co. Ltd.	334,000	61
	Tong Ren Tang Technologies Co. Ltd. Class H	93,000	61
	COSCO SHIPPING Development Co. Ltd. Class A	177,900	61
	China Reinsurance Group Corp. Class H	1,035,000	61
	Yunnan Aluminium Co. Ltd. Class A	38,000	61
	Tongling Nonferrous Metals Group Co. Ltd. Class A	132,700	60
[2]	Angelalign Technology Inc.	7,200	60
	China Oriental Group Co. Ltd.	390,000	59
	LB Group Co. Ltd. Class A	22,600	59
	Livzon Pharmaceutical Group Inc. Class H	16,800	59
	Bethel Automotive Safety Systems Co. Ltd. Class A	6,800	59
		Shares	Market Value• ($000)
*,1	Golden Solar New Energy Technology Holdings Ltd.	122,000	59
	China Jushi Co. Ltd. Class A	41,444	58
	Orient Securities Co. Ltd. Class A	47,532	58
	COFCO Capital Holdings Co. Ltd. Class A	45,800	58
	Dong-E-E-Jiao Co. Ltd. Class A	7,000	57
	China Galaxy Securities Co. Ltd. Class A	33,800	57
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	24,500	57
*	Zhejiang Century Huatong Group Co. Ltd. Class A	83,400	57
	Guangzhou Restaurant Group Co. Ltd. Class A	22,000	56
	People.cn Co. Ltd. Class A	15,200	56
	Lee & Man Paper Manufacturing Ltd.	192,000	55
	NetDragon Websoft Holdings Ltd.	38,500	55
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	2,800	55
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	18,500	55
	Shandong Nanshan Aluminum Co. Ltd. Class A	128,400	55
*,2	Haichang Ocean Park Holdings Ltd.	573,000	55
	China Yongda Automobiles Services Holdings Ltd.	178,500	54
	Beibuwan Port Co. Ltd. Class A	51,190	54
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	13,200	54
*	Yeahka Ltd.	33,200	54
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	10,400	54
	China Foods Ltd.	146,000	53
	China Greatwall Technology Group Co. Ltd. Class A	36,500	53
*	New Hope Liuhe Co. Ltd. Class A	43,000	53

18

ESG International Stock ETF
		Shares	Market Value• ($000)
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	18,600	53
	China National Chemical Engineering Co. Ltd. Class A	54,400	53
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	30,000	53
*,2	Peijia Medical Ltd.	81,000	53
*,2	Yidu Tech Inc.	97,800	53
	China International Marine Containers Group Co. Ltd. Class A	41,450	52
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	26,100	52
	Western Region Gold Co. Ltd. Class A	35,600	52
	Hangcha Group Co. Ltd. Class A	12,600	52
*	Kingsoft Cloud Holdings Ltd.	263,310	52
	Sun Art Retail Group Ltd.	295,000	51
	China Lilang Ltd.	95,000	51
	Shaanxi International Trust Co. Ltd. Class A	118,700	51
	Bank of Chongqing Co. Ltd. Class H	95,000	51
*,2	Shanghai Junshi Biosciences Co. Ltd. Class H	32,400	51
*	Cambricon Technologies Corp. Ltd. Class A	2,186	51
*,1	China Southern Airlines Co. Ltd. Class H	134,000	50
	CSG Holding Co. Ltd. Class B	161,300	50
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	15,000	50
	Humanwell Healthcare Group Co. Ltd. Class A	16,500	50
	China International Marine Containers Group Co. Ltd. Class H	64,650	49
	Chongqing Water Group Co. Ltd. Class A	63,700	49
	Huagong Tech Co. Ltd. Class A	11,200	49
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	10,200	49
	SG Micro Corp. Class A	5,000	49
[2]	Simcere Pharmaceutical Group Ltd.	69,000	49
		Shares	Market Value• ($000)
	Wens Foodstuffs Group Co. Ltd. Class A	18,000	48
	Industrial Securities Co. Ltd. Class A	59,880	48
[2]	Red Star Macalline Group Corp. Ltd. Class H	226,000	48
	Haohua Chemical Science & Technology Co. Ltd. Class A	10,200	48
	TCL Electronics Holdings Ltd.	128,000	47
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	17,400	47
	LexinFintech Holdings Ltd. ADR	25,621	47
	China Railway Signal & Communication Corp. Ltd. Class A	68,875	47
	Bank of Chongqing Co. Ltd. Class A	46,700	47
	China Overseas Grand Oceans Group Ltd.	178,000	46
	Zhejiang Hailiang Co. Ltd. Class A	35,700	46
*,2	Maoyan Entertainment	42,000	46
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	103,900	46
	Sihuan Pharmaceutical Holdings Group Ltd.	623,000	45
	Livzon Pharmaceutical Group Inc. Class A	8,500	45
	Lingyi iTech Guangdong Co. Class A	58,900	45
	Ninestar Corp. Class A	13,800	45
[2]	Everbright Securities Co. Ltd. Class H	66,632	45
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	5,400	45
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	26,300	45
*,2	CARsgen Therapeutics Holdings Ltd.	53,500	45
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	15,700	44
	Xinyi Energy Holdings Ltd.	316,800	44
	Ningbo Orient Wires & Cables Co. Ltd. Class A	8,100	44

19

ESG International Stock ETF
		Shares	Market Value• ($000)
	Tiangong International Co. Ltd.	188,000	43
	Greentown Service Group Co. Ltd.	120,000	43
*	Unisplendour Corp. Ltd. Class A	13,860	43
	Walvax Biotechnology Co. Ltd. Class A	17,000	43
	Xiamen C & D Inc. Class A	29,900	43
	YGSOFT Inc. Class A	55,440	43
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	104,100	42
	Xingda International Holdings Ltd.	228,360	42
	Shandong Sun Paper Industry JSC Ltd. Class A	21,300	42
	Jointown Pharmaceutical Group Co. Ltd. Class A	37,338	42
	DeHua TB New Decoration Materials Co. Ltd. Class A	30,200	42
*	Jinke Smart Services Group Co. Ltd. Class H	35,700	42
[2]	Blue Moon Group Holdings Ltd.	170,500	42
*,2	Mobvista Inc.	101,000	42
*,2	Ocumension Therapeutics	63,500	42
	CNGR Advanced Material Co. Ltd. Class A	6,300	42
	Angang Steel Co. Ltd. Class A	118,000	41
	BOE Varitronix Ltd.	59,000	41
	Beijing Tiantan Biological Products Corp. Ltd. Class A	10,300	41
	Grinm Advanced Materials Co. Ltd. Class A	26,600	41
	Shui On Land Ltd.	446,000	40
	China Modern Dairy Holdings Ltd.	485,000	40
	GEM Co. Ltd. Class A	53,900	40
	Guoyuan Securities Co. Ltd. Class A	41,700	40
	Health & Happiness H&H International Holdings Ltd.	26,500	40
	Caitong Securities Co. Ltd. Class A	35,800	40
[2]	Zhou Hei Ya International Holdings Co. Ltd.	171,000	40
		Shares	Market Value• ($000)
[2]	AK Medical Holdings Ltd.	62,000	40
*,1	China Conch Environment Protection Holdings Ltd.	262,500	40
	BOE Technology Group Co. Ltd. Class B	122,100	39
	Tian Lun Gas Holdings Ltd.	73,000	39
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	18,700	39
*	China Railway Materials Co. Ltd. Class A	102,600	39
	Yunnan Yuntianhua Co. Ltd. Class A	15,300	39
*	Sohu.com Ltd. ADR	4,291	38
	Thunder Software Technology Co. Ltd. Class A	4,500	38
	Shanghai International Port Group Co. Ltd. Class A	50,500	38
	Bank of Changsha Co. Ltd. Class A	34,700	38
*	Hainan Airlines Holding Co. Ltd. Class A	190,862	38
	Ginlong Technologies Co. Ltd. Class A	4,200	38
	Bloomage Biotechnology Corp. Ltd. Class A	4,292	38
	AIMA Technology Group Co. Ltd. Class A	8,250	38
*,2	Arrail Group Ltd.	49,000	38
	Guangdong Provincial Expressway Development Co. Ltd. Class B	44,700	37
	Shenzhen Expressway Corp. Ltd. Class H	42,000	37
	Lepu Medical Technology Beijing Co. Ltd. Class A	17,800	37
	Perfect World Co. Ltd. Class A	23,000	37
	Accelink Technologies Co. Ltd. Class A	8,800	37
	CQ Pharmaceutical Holding Co. Ltd. Class A	52,800	37
*,2,3	Venus MedTech Hangzhou Inc. Class H	51,000	37
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	9,200	37

20

ESG International Stock ETF
		Shares	Market Value• ($000)
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	18,800	37
*,1	Canaan Inc. ADR	23,797	37
*	Xinxiang Chemical Fiber Co. Ltd. Class A	98,200	37
	Shanghai Moons' Electric Co. Ltd. Class A	4,600	37
	Shenzhen Investment Ltd.	266,000	36
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	74,700	36
	Beijing Dabeinong Technology Group Co. Ltd. Class A	49,400	36
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	16,600	36
	HLA Group Corp. Ltd. Class A	30,313	36
	MLS Co. Ltd. Class A	34,200	36
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	35,200	36
	Jiangxi Jovo Energy Co. Ltd. Class A	9,000	36
	Changjiang Securities Co. Ltd. Class A	45,300	35
	Hunan Valin Steel Co. Ltd. Class A	44,700	35
	Foran Energy Group Co. Ltd. Class A	20,600	35
	SooChow Securities Co. Ltd. Class A	34,100	35
	Liaoning Port Co. Ltd. Class A	169,500	35
[2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	31,500	35
*	Seazen Holdings Co. Ltd. Class A	24,500	35
	Shenzhen Kaifa Technology Co. Ltd. Class A	17,500	35
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	43,000	35
	Wellhope Foods Co. Ltd. Class A	35,500	35
	Shenzhen Expressway Corp. Ltd. Class A	27,700	35
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	1,680	35
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	9,400	35
		Shares	Market Value• ($000)
*,2	Microport Cardioflow Medtech Corp.	211,000	35
*	Guangzhou R&F Properties Co. Ltd. Class H	264,800	34
	Kingnet Network Co. Ltd. Class A	19,700	34
	Hangzhou Robam Appliances Co. Ltd. Class A	9,800	34
*	OFILM Group Co. Ltd. Class A	30,000	34
*,2,3	Redco Properties Group Ltd.	202,000	34
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	18,200	34
	Sinotruk Jinan Truck Co. Ltd. Class A	14,420	34
	Ming Yang Smart Energy Group Ltd. Class A	23,800	34
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	8,710	34
	Amlogic Shanghai Co. Ltd. Class A	4,360	34
	iRay Technology Co. Ltd. Class A	978	34
	COSCO SHIPPING Development Co. Ltd. Class H	320,000	33
	Sinofert Holdings Ltd.	316,000	33
*	China TransInfo Technology Co. Ltd. Class A	22,600	33
	Shenghe Resources Holding Co. Ltd. Class A	26,300	33
	Xiamen ITG Group Corp. Ltd. Class A	32,000	33
	Ningbo Joyson Electronic Corp. Class A	14,200	33
	Do-Fluoride New Materials Co. Ltd. Class A	17,700	33
	Cheng De Lolo Co. Ltd. Class A	30,000	33
	GRG Banking Equipment Co. Ltd. Class A	20,700	33
	Hubei Dinglong Co. Ltd. Class A	11,300	33
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	9,400	33
	Victory Giant Technology Huizhou Co. Ltd. Class A	11,000	33

21

ESG International Stock ETF
		Shares	Market Value• ($000)
*,2	CanSino Biologics Inc. Class H	14,400	33
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	18,200	33
*	Hainan Meilan International Airport Co. Ltd. Class H	35,000	33
	Anjoy Foods Group Co. Ltd. Class A	2,700	33
	Sunresin New Materials Co. Ltd. Class A	4,800	33
	China Automotive Engineering Research Institute Co. Ltd. Class A	12,000	33
	Shenzhen SED Industry Co. Ltd. Class A	11,800	33
	Shanghai Zhonggu Logistics Co. Ltd. Class A	30,192	33
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	7,000	32
*	FAW Jiefang Group Co. Ltd. Class A	26,200	32
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	42,700	32
	Luxi Chemical Group Co. Ltd. Class A	23,200	32
	Hangjin Technology Co. Ltd. Class A	7,800	32
	Asymchem Laboratories Tianjin Co. Ltd. Class A	2,300	32
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	1,549	32
	Kangji Medical Holdings Ltd.	39,500	32
*,3	China Dili Group	378,000	32
*	Yanlord Land Group Ltd.	88,100	31
	Gemdale Properties & Investment Corp. Ltd.	924,000	31
	Rongsheng Petrochemical Co. Ltd. Class A	22,100	31
	Changchun Faway Automobile Components Co. Ltd. Class A	26,600	31
	Valiant Co. Ltd. Class A	15,000	31
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	17,100	31
	First Capital Securities Co. Ltd. Class A	39,600	31
		Shares	Market Value• ($000)
	Sinofibers Technology Co. Ltd. Class A	9,000	31
	City Development Environment Co. Ltd. Class A	18,700	31
	West China Cement Ltd.	260,000	30
	Goldwind Science & Technology Co. Ltd.	79,600	30
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	19,500	30
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	29,400	30
	New China Life Insurance Co. Ltd. Class A	6,600	30
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	11,000	30
[2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	119,000	30
	B-Soft Co. Ltd. Class A	45,260	30
	Wuhan Jingce Electronic Group Co. Ltd. Class A	3,400	30
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	27,800	30
*	Ming Yuan Cloud Group Holdings Ltd.	106,000	30
	Yibin Tianyuan Group Co. Ltd. Class A	47,940	30
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	15,845	30
	INESA Intelligent Tech Inc. Class B	50,600	29
	Yunnan Tin Co. Ltd. Class A	15,300	29
	DHC Software Co. Ltd. Class A	35,800	29
	Beijing Strong Biotechnologies Inc. Class A	9,900	29
	FAWER Automotive Parts Co. Ltd. Class A	42,100	29
	Shenzhen Gas Corp. Ltd. Class A	30,200	29
	SDIC Capital Co. Ltd. Class A	30,300	29
	CSSC Science & Technology Co. Ltd. Class A	11,900	29
*,1,2	XJ International Holdings Co. Ltd.	706,000	29

22

ESG International Stock ETF
		Shares	Market Value• ($000)
	State Grid Information & Communication Co. Ltd. Class A	12,700	29
[2]	Sunac Services Holdings Ltd.	113,000	29
	Shanghai Haohai Biological Technology Co. Ltd. Class A	2,015	29
	China Tungsten & Hightech Materials Co. Ltd. Class A	24,830	29
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	5,900	29
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	4,700	29
*	Vnet Group Inc. ADR	18,360	28
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	22,500	28
	AVIC Industry-Finance Holdings Co. Ltd. Class A	59,800	28
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	13,800	28
	Aerospace Hi-Tech Holdings Group Ltd. Class A	25,100	28
	Taiji Computer Corp. Ltd. Class A	7,400	28
*	DouYu International Holdings Ltd. ADR	36,721	28
	China Meidong Auto Holdings Ltd.	72,000	28
	Joinn Laboratories China Co. Ltd. Class A	10,897	28
[2]	Linklogis Inc. Class B	176,500	28
*	Shanghai Junshi Biosciences Co. Ltd. Class A	6,375	28
	GCL Energy Technology Co. Ltd. Class A	19,800	28
*	Qingdao Sentury Tire Co. Ltd. Class A	6,400	28
	3peak Inc. Class A	1,817	28
	Xinjiang Daqo New Energy Co. Ltd. Class A	6,988	28
*	Isoftstone Information Technology Group Co. Ltd. Class A	4,500	28
	GalaxyCore Inc. Class A	10,323	28
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	13,600	27
	BBMG Corp. Class A	100,200	27
*	Topchoice Medical Corp. Class A	3,004	27
		Shares	Market Value• ($000)
	Zhejiang Dingli Machinery Co. Ltd. Class A	3,300	27
	Gaona Aero Material Co. Ltd. Class A	11,680	27
*	Tongdao Liepin Group	53,600	27
*	Beijing Sinnet Technology Co. Ltd. Class A	20,400	27
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	46,400	27
*	CMGE Technology Group Ltd.	218,000	27
	Huali Industrial Group Co. Ltd. Class A	3,400	27
*	Antong Holdings Co. Ltd. Class A	82,200	27
	Chervon Holdings Ltd.	14,200	27
	Triangle Tyre Co. Ltd. Class A	12,000	27
	Xiamen Amoytop Biotech Co. Ltd. Class A	3,283	27
	Comba Telecom Systems Holdings Ltd.	342,000	26
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	62,100	26
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	33,900	26
	IKD Co. Ltd. Class A	8,900	26
	Gemdale Corp. Class A	43,900	26
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	13,300	26
*	Q Technology Group Co. Ltd.	65,000	26
	Nanjing Iron & Steel Co. Ltd. Class A	44,500	26
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	6,500	26
*	China Tianying Inc. Class A	45,200	26
	Weihai Guangwei Composites Co. Ltd. Class A	6,720	26
	Sino-Platinum Metals Co. Ltd. Class A	13,363	26
	Henan Yuguang Gold & Lead Co. Ltd. Class A	34,100	26
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	49,600	26
	Risen Energy Co. Ltd. Class A	11,800	26
	East Group Co. Ltd. Class A	31,200	26

23

ESG International Stock ETF
		Shares	Market Value• ($000)
	Digital China Group Co. Ltd. Class A	6,200	26
	Three's Co. Media Group Co. Ltd. Class A	3,216	26
	Raytron Technology Co. Ltd. Class A	4,763	26
	GRG Metrology & Test Group Co. Ltd. Class A	14,900	26
*	Yatsen Holding Ltd. ADR	51,964	26
[2]	Medlive Technology Co. Ltd.	27,500	26
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	45,600	26
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	2,900	26
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	12,100	26
	APT Medical Inc. Class A	418	26
	Shenzhen Sunway Communication Co. Ltd. Class A	8,800	25
	Hainan Strait Shipping Co. Ltd. Class A	27,750	25
[2]	Qingdao Port International Co. Ltd. Class H	43,000	25
	Hongfa Technology Co. Ltd. Class A	7,280	25
	Hexing Electrical Co. Ltd. Class A	5,300	25
	Dian Diagnostics Group Co. Ltd. Class A	9,400	25
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	9,180	25
	Youngor Fashion Co. Ltd.	24,300	25
*	Skshu Paint Co. Ltd. Class A	4,732	25
	JCHX Mining Management Co. Ltd. Class A	4,100	25
	Shanghai Liangxin Electrical Co. Ltd. Class A	23,700	25
	Foryou Corp. Class A	7,200	25
	Leader Harmonious Drive Systems Co. Ltd. Class A	1,385	25
*	Nanjing Tanker Corp. Class A	57,500	25
*	Agile Group Holdings Ltd.	248,000	24
		Shares	Market Value• ($000)
*	Jiangsu Hoperun Software Co. Ltd. Class A	7,600	24
	Shenzhen Agricultural Products Group Co. Ltd. Class A	28,200	24
	Red Avenue New Materials Group Co. Ltd. Class A	6,100	24
	Zhongjin Gold Corp. Ltd. Class A	16,600	24
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	9,400	24
	TangShan Port Group Co. Ltd. Class A	40,400	24
*	Chongqing Iron & Steel Co. Ltd. Class A	126,900	24
	Xuji Electric Co. Ltd. Class A	7,600	24
	Yunnan Copper Co. Ltd. Class A	15,700	24
	Shenzhen Megmeet Electrical Co. Ltd. Class A	7,200	24
	Sonoscape Medical Corp. Class A	4,400	24
	Zhuhai Huafa Properties Co. Ltd. Class A	24,300	24
*	Talkweb Information System Co. Ltd. Class A	11,800	24
	Innuovo Technology Co. Ltd. Class A	32,800	24
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	25,500	24
	Wuhan DR Laser Technology Corp. Ltd. Class A	3,584	24
*	Dada Nexus Ltd. ADR	11,215	24
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	6,800	24
*	Youdao Inc. ADR	5,399	24
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	39,000	24
	Huaxin Cement Co. Ltd. Class H	28,200	24
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	1,422	24
*	Hebei Sinopack Electronic Technology Co. Ltd. Class A	2,500	24

24

ESG International Stock ETF
		Shares	Market Value• ($000)
	Xiamen Bank Co. Ltd. Class A	31,800	24
*	DingDong Cayman Ltd. ADR	20,902	24
	Rianlon Corp. Class A	7,200	24
*	Shandong Hi-Speed New Energy Group Ltd.	85,600	24
	Cathay Biotech Inc. Class A	3,632	24
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	38,400	23
	Anhui Construction Engineering Group Co. Ltd. Class A	35,000	23
*	China Aluminum International Engineering Corp. Ltd. Class A	33,900	23
	Avary Holding Shenzhen Co. Ltd. Class A	7,800	23
	Shenzhen Gongjin Electronics Co. Ltd. Class A	20,000	23
[2]	China East Education Holdings Ltd.	70,000	23
	Tofflon Science & Technology Group Co. Ltd. Class A	10,300	23
*	Shenzhen FRD Science & Technology Co. Ltd. Class A	11,700	23
	Beijing United Information Technology Co. Ltd. Class A	7,830	23
	Zhejiang HangKe Technology Inc. Co. Class A	7,252	23
	Inner Mongolia Dazhong Mining Co. Ltd. Class A	17,100	23
	Shanghai Huafon Aluminium Corp. Class A	10,400	23
	Hainan Jinpan Smart Technology Co. Ltd. Class A	4,241	23
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	3,700	23
	Willfar Information Technology Co. Ltd. Class A	4,990	23
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	14,600	22
	Sealand Securities Co. Ltd. Class A	44,000	22
		Shares	Market Value• ($000)
	BGI Genomics Co. Ltd. Class A	3,600	22
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	23,900	22
	China Meheco Co. Ltd. Class A	13,800	22
	Jilin Electric Power Co. Ltd. Class A	37,000	22
	Konfoong Materials International Co. Ltd. Class A	3,300	22
	Shanghai Belling Co. Ltd. Class A	12,400	22
	DBG Technology Co. Ltd. Class A	7,500	22
*	Lakala Payment Co. Ltd. Class A	11,000	22
	Lianhe Chemical Technology Co. Ltd. Class A	26,100	22
*	Bohai Leasing Co. Ltd. Class A	68,400	22
*	Hengyi Petrochemical Co. Ltd. Class A	22,400	22
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	17,500	22
	Nantong Jianghai Capacitor Co. Ltd. Class A	9,500	22
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	33,400	22
	GoodWe Technologies Co. Ltd. Class A	1,428	22
	Anhui Huaheng Biotechnology Co. Ltd. Class A	1,415	22
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	20,800	21
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	14,300	21
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	12,400	21
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	4,400	21
	Advanced Technology & Materials Co. Ltd. Class A	18,300	21
	Beijing WKW Automotive Parts Co. Ltd. Class A	50,300	21

25

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Sai Micro Electronics Inc. Class A	7,600	21
*,2	CStone Pharmaceuticals	104,000	21
	Xinhuanet Co. Ltd. Class A	5,900	21
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	6,700	21
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	27,500	21
	PhiChem Corp. Class A	11,200	21
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	7,600	21
	Shenzhen Topband Co. Ltd. Class A	17,100	21
	China Kings Resources Group Co. Ltd. Class A	5,320	21
	Hainan Drinda New Energy Technology Co. Ltd. Class A	2,200	21
	Geovis Technology Co. Ltd. Class A	3,412	21
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	28,900	21
*	Rising Nonferrous Metals Share Co. Ltd. Class A	5,000	21
	Angang Steel Co. Ltd. Class H	110,000	20
*	SOHO China Ltd.	231,500	20
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	27,000	20
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	22,000	20
	Guangdong Provincial Expressway Development Co. Ltd. Class A	15,200	20
*	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	54,600	20
*	Sunward Intelligent Equipment Co. Ltd. Class A	20,700	20
	Yixintang Pharmaceutical Group Co. Ltd. Class A	7,300	20
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	5,700	20
		Shares	Market Value• ($000)
*	Guangzhou Baiyun International Airport Co. Ltd. Class A	13,900	20
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	19,300	20
*	Grandjoy Holdings Group Co. Ltd. Class A	50,100	20
	Tangrenshen Group Co. Ltd. Class A	24,600	20
	Sino Wealth Electronic Ltd. Class A	7,469	20
	Amoy Diagnostics Co. Ltd. Class A	6,420	20
	Infore Environment Technology Group Co. Ltd. Class A	29,500	20
	Beijing Jingneng Power Co. Ltd. Class A	47,500	20
	Eastern Communications Co. Ltd. Class A	13,600	20
*	YaGuang Technology Group Co. Ltd. Class A	24,200	20
	Fibocom Wireless Inc. Class A	8,820	20
*,1,2	Shimao Services Holdings Ltd.	139,000	20
*	Zhejiang Akcome New Energy Technology Co. Ltd.	67,800	20
	Zhejiang Cfmoto Power Co. Ltd. Class A	1,400	20
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	7,100	20
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	4,709	20
	Hangzhou Lion Microelectronics Co. Ltd. Class A	6,000	20
	Eastroc Beverage Group Co. Ltd. Class A	800	20
	People's Insurance Co. Group of China Ltd. Class A	27,200	20
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	8,500	20
	Caida Securities Co. Ltd. Class A	18,700	20
	Liaoning Chengda Biotechnology Co. Ltd. Class A	5,005	20
	NYOCOR Co. Ltd. Class A	24,700	20

26

ESG International Stock ETF
		Shares	Market Value• ($000)
	Hangzhou Iron & Steel Co. Class A	27,300	20
*,1	Sino-Ocean Group Holding Ltd.	455,500	19
	Chengdu Xingrong Environment Co. Ltd. Class A	22,200	19
	Northeast Securities Co. Ltd. Class A	19,200	19
*	Alpha Group Class A	18,300	19
	Jiangsu Guotai International Group Co. Ltd. Class A	19,400	19
	Zhejiang Communications Technology Co. Ltd. Class A	36,960	19
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	14,200	19
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	30,600	19
	Sinocare Inc. Class A	5,700	19
*	Guizhou Gas Group Corp. Ltd. Class A	19,200	19
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	7,657	19
	CSG Holding Co. Ltd. Class A	24,600	19
	China CAMC Engineering Co. Ltd. Class A	17,200	19
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	15,600	19
	Yankershop Food Co. Ltd. Class A	1,950	19
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	6,000	19
	Jiangsu Azure Corp. Class A	18,100	19
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	30,200	19
	Shanghai Huace Navigation Technology Ltd. Class A	5,300	19
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	26,800	19
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	2,100	19
		Shares	Market Value• ($000)
	Ningbo Xusheng Group Co. Ltd. Class A	9,100	19
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	13,300	19
	Shenzhen Envicool Technology Co. Ltd. Class A	5,400	19
	Beijing Balance Medical Technology Co. Ltd. Class A	1,086	19
	Changchun BCHT Biotechnology Co. Ltd. Class A	2,431	19
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	10,700	19
*	Cosmopolitan International Holdings Ltd.	81,000	19
*	Chengdu CORPRO Technology Co. Ltd. Class A	7,900	18
*	Beijing BDStar Navigation Co. Ltd. Class A	4,600	18
	Daan Gene Co. Ltd. Class A	14,600	18
	Wushang Group Co. Ltd. Class A	17,300	18
	Guangdong Tapai Group Co. Ltd. Class A	17,800	18
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	6,115	18
	Xiamen Tungsten Co. Ltd. Class A	7,800	18
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	23,000	18
	Zhejiang Wanma Co. Ltd. Class A	15,000	18
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	95,300	18
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	29,900	18
	Norinco International Cooperation Ltd. Class A	11,800	18
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	7,700	18
	Biem.L.Fdlkk Garment Co. Ltd. Class A	4,100	18
	Longshine Technology Group Co. Ltd. Class A	10,300	18

27

ESG International Stock ETF
		Shares	Market Value• ($000)
	KPC Pharmaceuticals Inc. Class A	6,400	18
*	Chongqing Dima Industry Co. Ltd. Class A	91,400	18
	Beijing eGOVA Co. Ltd. Class A	8,880	18
	Beijing Tongtech Co. Ltd. Class A	9,020	18
	Shuangliang Eco-Energy Systems Co. Ltd. Class A	15,800	18
	Shanghai Pret Composites Co. Ltd. Class A	13,700	18
	China Kepei Education Group Ltd.	88,000	18
	CETC Digital Technology Co. Ltd. Class A	6,240	18
*	Niu Technologies ADR	9,737	18
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	30,400	18
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	671	18
	Chengdu RML Technology Co. Ltd. Class A	2,600	18
	Wuxi Autowell Technology Co. Ltd. Class A	1,476	18
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	6,200	18
*	Tianjin Trolia Information Technology Co. Ltd. Class A	34,300	18
	Eyebright Medical Technology Beijing Co. Ltd. Class A	784	18
*	CETC Chips Technology Inc. Class A	10,200	18
*	Sanwei Holding Group Co. Ltd. Class A	8,300	18
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	3,800	18
*	Fujian Kuncai Material Technology Co. Ltd. Class A	2,700	18
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	10,400	18
	Shenzhen Tagen Group Co. Ltd. Class A	25,900	17
		Shares	Market Value• ($000)
	Hefei Meiya Optoelectronic Technology Inc. Class A	6,500	17
	Sunflower Pharmaceutical Group Co. Ltd. Class A	4,700	17
	Leyard Optoelectronic Co. Ltd. Class A	23,300	17
[2]	Midea Real Estate Holding Ltd.	30,600	17
	Jinyu Bio-Technology Co. Ltd. Class A	14,500	17
	Shandong Linglong Tyre Co. Ltd. Class A	5,400	17
	Shanghai M&G Stationery Inc. Class A	3,500	17
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	21,400	17
*	BOE HC SemiTek Corp. Class A	21,700	17
	JL Mag Rare-Earth Co. Ltd. Class A	7,200	17
	Sanquan Food Co. Ltd. Class A	9,630	17
	Xinjiang Communications Construction Group Co. Ltd. Class A	10,400	17
	Shanghai Wanye Enterprises Co. Ltd. Class A	9,200	17
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	24,300	17
	Chengdu Leejun Industrial Co. Ltd. Class A	21,800	17
	Edan Instruments Inc. Class A	13,000	17
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	2,700	17
[1,2]	Joinn Laboratories China Co. Ltd. Class H	13,132	17
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	10,320	17
	Shenzhen Dynanonic Co. Ltd. Class A	2,880	17
*	Shanghai Milkground Food Tech Co. Ltd. Class A	8,600	17
	Sino Biological Inc. Class A	1,700	17

28

ESG International Stock ETF
		Shares	Market Value• ($000)
*,1,2	Alliance International Education Leasing Holdings Ltd.	151,000	17
	China Science Publishing & Media Ltd. Class A	4,700	17
	BMC Medical Co. Ltd. Class A	1,200	17
	Jinhong Gas Co. Ltd. Class A	5,923	17
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	2,662	17
*	Sinocelltech Group Ltd. Class A	2,886	17
*	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	33,700	16
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	5,000	16
	Shandong Hi-speed Co. Ltd. Class A	14,300	16
	Electric Connector Technology Co. Ltd. Class A	3,100	16
*	YanTai Shuangta Food Co. Ltd. Class A	24,500	16
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	10,600	16
	Yueyang Forest & Paper Co. Ltd. Class A	23,300	16
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	11,400	16
	Edifier Technology Co. Ltd. Class A	8,600	16
	Intco Medical Technology Co. Ltd. Class A	5,300	16
	Guangdong Advertising Group Co. Ltd. Class A	18,900	16
	Xinzhi Group Co. Ltd. Class A	8,300	16
*	Roshow Technology Co. Ltd. Class A	20,400	16
	Arcsoft Corp. Ltd. Class A	3,820	16
	Hainan Haide Capital Management Co. Ltd. Class A	11,165	16
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	3,900	16
		Shares	Market Value• ($000)
	Chengdu ALD Aviation Manufacturing Corp. Class A	8,800	16
	PNC Process Systems Co. Ltd. Class A	4,320	16
	Dajin Heavy Industry Co. Ltd. Class A	5,200	16
	China National Gold Group Gold Jewellery Co. Ltd. Class A	11,400	16
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	8,800	16
*	Shanghai Anlogic Infotech Co. Ltd. Class A	3,535	16
	Zhuhai CosMX Battery Co. Ltd. Class A	7,601	16
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	4,200	16
*	Qi An Xin Technology Group Inc. Class A	3,389	16
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	3,900	16
*	Farasis Energy Gan Zhou Co. Ltd. Class A	8,768	16
	Kingsemi Co. Ltd. Class A	990	16
*	Bestechnic Shanghai Co. Ltd. Class A	1,058	16
	Ausnutria Dairy Corp. Ltd.	46,000	15
*	FIH Mobile Ltd.	243,000	15
*	STO Express Co. Ltd. Class A	13,600	15
*	Topsec Technologies Group Inc. Class A	13,800	15
	Oppein Home Group Inc. Class A	1,600	15
	Yutong Bus Co. Ltd. Class A	5,600	15
	G-bits Network Technology Xiamen Co. Ltd. Class A	500	15
	Shenzhen Desay Battery Technology Co. Class A	4,680	15
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	9,900	15
	Suzhou Anjie Technology Co. Ltd. Class A	8,300	15
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	7,500	15
	Wuchan Zhongda Group Co. Ltd. Class A	23,600	15

29

ESG International Stock ETF
		Shares	Market Value• ($000)
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	17,400	15
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	13,100	15
	Yusys Technologies Co. Ltd. Class A	7,680	15
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	37,500	15
	China Wafer Level CSP Co. Ltd. Class A	6,000	15
*	Yijiahe Technology Co. Ltd. Class A	4,200	15
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	4,160	15
*	INKON Life Technology Co. Ltd. Class A	12,700	15
*	Shandong Longda Meishi Co. Ltd. Class A	14,700	15
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	13,500	15
	Sichuan Development Lomon Co. Ltd. Class A	15,400	15
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	22,490	15
	Chengdu Kanghua Biological Products Co. Ltd. Class A	1,750	15
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	4,400	15
	Xinxiang Richful Lube Additive Co. Ltd. Class A	2,470	15
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	1,169	15
	Qingdao East Steel Tower Stock Co. Ltd. Class A	16,000	15
	Micro-Tech Nanjing Co. Ltd. Class A	1,459	15
	Xi'an Bright Laser Technologies Co. Ltd. Class A	1,362	15
	Center International Group Co. Ltd. Class A	10,700	15
*,1	Zhuguang Holdings Group Co. Ltd.	486,000	14
		Shares	Market Value• ($000)
	China South City Holdings Ltd.	682,000	14
*	Tianma Microelectronics Co. Ltd. Class A	11,400	14
*	RiseSun Real Estate Development Co. Ltd. Class A	61,300	14
	Beijing Originwater Technology Co. Ltd. Class A	20,105	14
	Xinyu Iron & Steel Co. Ltd. Class A	27,300	14
*	Sichuan Hexie Shuangma Co. Ltd. Class A	6,000	14
	Laobaixing Pharmacy Chain JSC Class A	3,328	14
	Han's Laser Technology Industry Group Co. Ltd. Class A	4,900	14
	Suning Universal Co. Ltd. Class A	43,100	14
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	9,300	14
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	5,700	14
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	13,700	14
	Jiangxi Wannianqing Cement Co. Ltd. Class A	15,700	14
*	Xiwang Foodstuffs Co. Ltd. Class A	30,800	14
*	Gree Real Estate Co. Ltd. Class A	15,800	14
*	Shengda Resources Co. Ltd. Class A	11,100	14
	Quectel Wireless Solutions Co. Ltd. Class A	2,469	14
[2]	Pharmaron Beijing Co. Ltd. Class H	10,350	14
	Black Peony Group Co. Ltd. Class A	19,800	14
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	12,870	14
	OPT Machine Vision Tech Co. Ltd. Class A	1,238	14
*,1	KWG Group Holdings Ltd.	238,500	13
*	Youzu Interactive Co. Ltd. Class A	9,200	13
*	Jinke Properties Group Co. Ltd. Class A	57,200	13

30

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	8,700	13
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	9,300	13
	Hisense Visual Technology Co. Ltd. Class A	3,500	13
	Anhui Expressway Co. Ltd. Class A	6,700	13
*	Zhejiang Jingu Co. Ltd. Class A	15,900	13
	Telling Telecommunication Holding Co. Ltd. Class A	10,900	13
	Xinjiang Tianshan Cement Co. Ltd. Class A	13,800	13
	Xiamen Kingdomway Group Co. Class A	6,600	13
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	7,500	13
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	11,060	13
*	LVGEM China Real Estate Investment Co. Ltd.	164,000	13
	Chongqing Rural Commercial Bank Co. Ltd. Class A	20,400	13
	Fulin Precision Co. Ltd. Class A	11,650	13
	China Zheshang Bank Co. Ltd. Class A	33,540	13
	Shandong Dawn Polymer Co. Ltd. Class A	9,000	13
*	Wondershare Technology Group Co. Ltd. Class A	900	13
	Guangdong Hybribio Biotech Co. Ltd. Class A	12,825	13
	Era Co. Ltd. Class A	18,600	13
	BrightGene Bio-Medical Technology Co. Ltd. Class A	3,059	13
	Wuxi NCE Power Co. Ltd. Class A	2,660	13
	Beyondsoft Corp. Class A	8,800	13
	Jiangsu ToLand Alloy Co. Ltd. Class A	4,030	13
		Shares	Market Value• ($000)
	Henan Mingtai Al Industrial Co. Ltd. Class A	8,800	13
	Guangdong Construction Engineering Group Co. Ltd. Class A	21,400	13
	Kunshan Dongwei Technology Co. Ltd. Class A	2,397	13
	Dosilicon Co. Ltd. Class A	3,679	13
	Pacific Textiles Holdings Ltd.	77,000	12
	Fujian Star-net Communication Co. Ltd. Class A	5,100	12
	JSTI Group Class A	18,000	12
	C&S Paper Co. Ltd. Class A	9,200	12
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	3,400	12
	Hangxiao Steel Structure Co. Ltd. Class A	28,100	12
	Shenzhen Sunline Tech Co. Ltd. Class A	10,300	12
	Guangdong Dowstone Technology Co. Ltd. Class A	9,200	12
	Zhejiang Medicine Co. Ltd. Class A	9,000	12
	Shanghai Runda Medical Technology Co. Ltd. Class A	4,900	12
	Beijing GeoEnviron Engineering & Technology Inc. Class A	14,600	12
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	12,800	12
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	8,500	12
	Shandong Jinjing Science & Technology Co. Ltd. Class A	14,500	12
	Keshun Waterproof Technologies Co. Ltd. Class A	16,460	12
	Chongqing Zaisheng Technology Corp. Ltd. Class A	28,400	12
	Shenzhen Leaguer Co. Ltd. Class A	12,000	12
*	Hwa Create Co. Ltd. Class A	3,700	12

31

ESG International Stock ETF
		Shares	Market Value• ($000)
	Baowu Magnesium Technology Co. Ltd. Class A	5,300	12
	Chengdu Wintrue Holding Co. Ltd. Class A	10,800	12
*	Beijing Compass Technology Development Co. Ltd. Class A	1,700	12
	Sichuan Jiuzhou Electric Co. Ltd. Class A	9,400	12
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	2,500	12
	Moon Environment Technology Co. Ltd. Class A	6,600	12
	Anhui Guangxin Agrochemical Co. Ltd. Class A	5,740	12
	Tibet Mineral Development Co. Class A	3,600	12
	Guizhou Chanhen Chemical Corp. Class A	4,900	12
	Jiangsu Guomao Reducer Co. Ltd. Class A	6,700	12
	ZWSOFT Co. Ltd. Guangzhou Class A	1,045	12
	Qingdao Gaoce Technology Co. Ltd. Class A	2,861	12
*	Jiangxi Ganneng Co. Ltd. Class A	11,100	12
	Wuxi Paike New Materials Technology Co. Ltd. Class A	1,200	12
*	Hainan Airport Infrastructure Co. Ltd. Class A	23,721	12
	BBMG Corp. Class H	133,000	11
*	Shenzhen Airport Co. Ltd. Class A	11,600	11
*	China Reform Health Management & Services Group Co. Ltd. Class A	7,900	11
	Chow Tai Seng Jewellery Co. Ltd. Class A	4,300	11
*	PCI Technology Group Co. Ltd. Class A	14,900	11
	Grandblue Environment Co. Ltd. Class A	4,800	11
*	Zhejiang Narada Power Source Co. Ltd. Class A	6,900	11
		Shares	Market Value• ($000)
*	Beijing Water Business Doctor Co. Ltd. Class A	15,600	11
	Skyworth Digital Co. Ltd. Class A	6,900	11
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	2,900	11
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	12,600	11
	CTS International Logistics Corp. Ltd. Class A	10,800	11
	Anhui Heli Co. Ltd. Class A	3,600	11
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	14,600	11
*	Aotecar New Energy Technology Co. Ltd. Class A	30,000	11
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	1,700	11
[2]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	31,000	11
	Shenzhen Changhong Technology Co. Ltd. Class A	5,000	11
	Qingdao Haier Biomedical Co. Ltd. Class A	2,543	11
	Winall Hi-Tech Seed Co. Ltd. Class A	8,960	11
	Shanghai Medicilon Inc. Class A	1,783	11
	Jade Bird Fire Co. Ltd. Class A	5,590	11
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	6,500	11
	Hubei Yihua Chemical Industry Co. Ltd. Class A	9,000	11
	Jingjin Equipment Inc. Class A	3,760	11
	Shantui Construction Machinery Co. Ltd. Class A	11,900	11
	Ningbo Zhenyu Technology Co. Ltd. Class A	1,800	11
	Nuode New Materials Co. Ltd. Class A	17,200	11
	Sineng Electric Co. Ltd. Class A	3,144	11

32

ESG International Stock ETF
		Shares	Market Value• ($000)
	Wencan Group Co. Ltd. Class A	2,800	11
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	7,300	11
	Qilu Bank Co. Ltd. Class A	17,700	11
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	1,886	11
	Shanghai Bailian Group Co. Ltd. Class B	19,200	10
	CETC Potevio Science & Technology Co. Ltd. Class A	4,600	10
	Tayho Advanced Materials Group Co. Ltd. Class A	5,700	10
	Guocheng Mining Co. Ltd. Class A	7,100	10
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	25,700	10
	Yunda Holding Co. Ltd. Class A	9,800	10
	Qinhuangdao Port Co. Ltd. Class A	23,500	10
	Anhui Xinhua Media Co. Ltd. Class A	10,400	10
	China National Medicines Corp. Ltd. Class A	2,300	10
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	3,000	10
	Shanghai Yaoji Technology Co. Ltd. Class A	2,700	10
*,2	Viva Biotech Holdings	128,500	10
	Xiamen Xiangyu Co. Ltd. Class A	11,000	10
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	6,600	10
*	Shanghai DZH Ltd. Class A	9,200	10
	Goneo Group Co. Ltd. Class A	700	10
*,2	Archosaur Games Inc.	57,000	10
	Guangdong Aofei Data Technology Co. Ltd. Class A	8,207	10
	Shandong WIT Dyne Health Co. Ltd. Class A	2,300	10
		Shares	Market Value• ($000)
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	19,100	10
*	Fujian Snowman Co. Ltd. Class A	9,600	10
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	4,293	10
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	8,900	10
*	JS Corrugating Machinery Co. Ltd. Class A	5,100	10
	Yunnan Energy Investment Co. Ltd. Class A	7,100	10
	Fujian Boss Software Development Co. Ltd. Class A	5,100	10
	Eastern Communications Co. Ltd. Class B	24,000	9
*	China High Speed Transmission Equipment Group Co. Ltd.	51,000	9
	Joyoung Co. Ltd. Class A	5,800	9
	Suofeiya Home Collection Co. Ltd. Class A	4,100	9
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	3,700	9
*	Beijing SuperMap Software Co. Ltd. Class A	4,000	9
	M-Grass Ecology & Environment Group Co. Ltd. Class A	19,800	9
	Hainan Poly Pharm Co. Ltd. Class A	3,500	9
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,100	9
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	22,500	9
	Dashang Co. Ltd. Class A	4,100	9
	Bluestar Adisseo Co. Class A	7,400	9
	Hunan Aihua Group Co. Ltd. Class A	3,800	9
*	China Film Co. Ltd. Class A	5,228	9
*	Sichuan Haite High-tech Co. Ltd. Class A	7,900	9

33

ESG International Stock ETF
		Shares	Market Value• ($000)
	Wuhu Token Science Co. Ltd. Class A	11,500	9
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	6,700	9
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	12,700	9
	China West Construction Group Co. Ltd. Class A	10,000	9
	Sinosteel Engineering & Technology Co. Ltd. Class A	10,200	9
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	7,900	9
	Lier Chemical Co. Ltd. Class A	6,800	9
	Shennan Circuits Co. Ltd. Class A	900	9
	Unilumin Group Co. Ltd. Class A	9,400	9
	Shinva Medical Instrument Co. Ltd. Class A	3,000	9
	China Enterprise Co. Ltd. Class A	20,201	9
	Ningbo Yunsheng Co. Ltd. Class A	10,100	9
*	Fangda Special Steel Technology Co. Ltd. Class A	15,200	9
	Porton Pharma Solutions Ltd. Class A	3,200	9
*	Blivex Energy Technology Co. Ltd. Class A	49,300	9
	China Publishing & Media Co. Ltd. Class A	7,800	9
	Xinjiang Joinworld Co. Ltd. Class A	9,200	9
	Bear Electric Appliance Co. Ltd. Class A	1,100	9
	Bafang Electric Suzhou Co. Ltd. Class A	1,680	9
	Jinko Power Technology Co. Ltd. Class A	19,500	9
	Tianjin Teda Co. Ltd. Class A	17,600	9
*	Shenzhen Comix Group Co. Ltd. Class A	10,700	9
	Zhongtai Securities Co. Ltd. Class A	9,800	9
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	3,100	9
		Shares	Market Value• ($000)
*	Xian International Medical Investment Co. Ltd. Class A	9,600	9
	Chinalin Securities Co. Ltd. Class A	5,200	9
*	Archermind Technology Nanjing Co. Ltd. Class A	1,600	9
	Windey Energy Technology Group Co. Ltd. Class A	7,150	9
	Luyang Energy-Saving Materials Co. Ltd.	4,400	9
*	Triumph New Energy Co. Ltd. Class A	5,200	9
	Hunan Zhongke Electric Co. Ltd. Class A	7,500	9
	Jiangsu Cnano Technology Co. Ltd. Class A	3,205	9
	Jiangsu Amer New Material Co. Ltd. Class A	11,600	9
	Marssenger Kitchenware Co. Ltd. Class A	4,800	9
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	5,798	9
	Wuhan Keqian Biology Co. Ltd. Class A	3,714	9
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	8,300	9
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	1,500	9
*	Kidswant Children Products Co. Ltd. Class A	9,400	9
	Central China Land Media Co. Ltd. Class A	6,500	9
	INESA Intelligent Tech Inc. Class A	5,300	9
	Hand Enterprise Solutions Co. Ltd. Class A	8,300	8
	Estun Automation Co. Ltd. Class A	3,200	8
	Heilongjiang Agriculture Co. Ltd. Class A	4,800	8
*	Yonghui Superstores Co. Ltd. Class A	22,800	8
	Sinochem International Corp. Class A	14,500	8
	Ningbo Peacebird Fashion Co. Ltd. Class A	3,600	8

34

ESG International Stock ETF
		Shares	Market Value• ($000)
	Sumavision Technologies Co. Ltd. Class A	11,000	8
*	Focused Photonics Hangzhou Inc. Class A	4,200	8
	Shanghai Stonehill Technology Co. Ltd. Class A	20,000	8
	Financial Street Holdings Co. Ltd. Class A	16,400	8
	Betta Pharmaceuticals Co. Ltd. Class A	1,400	8
*	Tech-Bank Food Co. Ltd. Class A	18,000	8
	Jinneng Science&Technology Co. Ltd. Class A	8,500	8
	Shanghai AtHub Co. Ltd. Class A	3,360	8
	PharmaBlock Sciences Nanjing Inc. Class A	1,800	8
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	7,200	8
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	6,800	8
	Shanghai Bailian Group Co. Ltd. Class A	6,400	8
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	13,100	8
	Tibet Urban Development & Investment Co. Ltd. Class A	6,100	8
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	5,000	8
	Shenzhen Microgate Technology Co. Ltd. Class A	7,000	8
*	Orient Group Inc. Class A	32,200	8
*	China Express Airlines Co. Ltd. Class A	9,600	8
*	CanSino Biologics Inc. Class A	948	8
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	4,800	8
	Longhua Technology Group Luoyang Co. Ltd. Class A	10,000	8
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	7,800	8
		Shares	Market Value• ($000)
*	Bestway Marine & Energy Technology Co. Ltd. Class A	16,200	8
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	2,200	8
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	4,400	8
	Xilinmen Furniture Co. Ltd. Class A	3,600	8
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	5,000	8
*	Jiangsu Lopal Tech Co. Ltd. Class A	6,000	8
	Jinghua Pharmaceutical Group Co. Ltd. Class A	7,900	8
*	Shenzhen Clou Electronics Co. Ltd. Class A	12,800	8
*	Zhongtong Bus Co. Ltd. Class A	7,200	8
*	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	4,300	8
	Henan Liliang Diamond Co. Ltd. Class A	2,000	8
	Tuoxin Pharmaceutical Group Co. Ltd. Class A	1,400	8
	CCCG Real Estate Corp. Ltd. Class A	5,900	8
*	Beijing Sinohytec Co. Ltd. Class A	1,365	8
*	Delixi New Energy Technology Co. Ltd. Class A	3,000	8
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	3,900	8
	Sichuan Injet Electric Co. Ltd. Class A	1,200	8
	Shenzhen Xinyichang Technology Co. Ltd. Class A	798	8
	Ningbo Huaxiang Electronic Co. Ltd. Class A	4,200	7
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	10,800	7
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	41,700	7
*	Dongjiang Environmental Co. Ltd. Class A	11,300	7

35

ESG International Stock ETF
		Shares	Market Value• ($000)
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	7,600	7
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	4,000	7
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	1,200	7
*	ChemPartner PharmaTech Co. Ltd. Class A	9,798	7
	Renhe Pharmacy Co. Ltd. Class A	8,300	7
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	7,700	7
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	5,500	7
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	10,000	7
	Shandong Xiantan Co. Ltd. Class A	7,300	7
	Shenzhen Center Power Tech Co. Ltd. Class A	3,900	7
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	2,300	7
	Hangzhou Dptech Technologies Co. Ltd. Class A	4,350	7
*	Lushang Freda Pharmaceutical Co. Ltd. Class A	5,800	7
*	Shenzhen Deren Electronic Co. Ltd. Class A	7,900	7
*	Anhui Tatfook Technology Co. Ltd. Class A	6,000	7
	Shenzhen Click Technology Co. Ltd. Class A	4,400	7
	QuakeSafe Technologies Co. Ltd. Class A	3,839	7
*	Autel Intelligent Technology Corp. Ltd. Class A	2,499	7
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	1,543	7
	Zhejiang Hailide New Material Co. Ltd. Class A	12,000	7
	Jinlei Technology Co. Ltd. Class A	2,700	7
		Shares	Market Value• ($000)
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	36,600	7
	Suplet Power Co. Ltd. Class A	4,550	7
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	2,400	7
	KBC Corp. Ltd. Class A	1,055	7
	Beijing Dahao Technology Corp. Ltd. Class A	4,920	7
	Zhejiang Tiantie Industry Co. Ltd. Class A	12,100	7
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	1,716	7
	Piesat Information Technology Co. Ltd. Class A	1,895	7
*	New Journey Health Technology Group Co. Ltd. Class A	20,400	7
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	1,447	7
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	1,813	7
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	3,500	7
*	Hytera Communications Corp. Ltd. Class A	8,400	6
	Luoniushan Co. Ltd. Class A	7,800	6
*	Beijing VRV Software Corp. Ltd. Class A	10,400	6
	Goldenmax International Group Ltd. Class A	7,000	6
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	11,700	6
*	CCCC Design & Consulting Group Co. Ltd. Class A	4,300	6
	Guangzhou Zhiguang Electric Co. Ltd. Class A	7,900	6
*	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	2,660	6
	COFCO Biotechnology Co. Ltd. Class A	7,000	6
	Monalisa Group Co. Ltd. Class A	3,500	6
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	2,800	6

36

ESG International Stock ETF
		Shares	Market Value• ($000)
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	2,700	6
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	29,100	6
*	Wuxi Boton Technology Co. Ltd. Class A	2,600	6
*	Lancy Co. Ltd. Class A	2,300	6
	Ligao Foods Co. Ltd. Class A	1,200	6
	Truking Technology Ltd. Class A	4,900	6
*	Great Chinasoft Technology Co. Ltd. Class A	6,000	6
	Shenzhen Das Intellitech Co. Ltd. Class A	12,700	5
	Chengzhi Co. Ltd. Class A	4,900	5
*	Konka Group Co. Ltd. Class A	10,500	5
	Anhui Jinhe Industrial Co. Ltd. Class A	2,000	5
*	5I5J Holding Group Co. Ltd. Class A	20,800	5
	ADAMA Ltd. Class A	5,000	5
	Digital China Information Service Group Co. Ltd. Class A	3,500	5
	Gansu Shangfeng Cement Co. Ltd. Class A	4,920	5
	Hangzhou Onechance Tech Corp. Class A	2,000	5
	Jenkem Technology Co. Ltd. Class A	437	5
*	Guizhou Zhongyida Co. Ltd. Class A	6,000	5
*	Beijing North Star Co. Ltd. Class H	44,000	4
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	9,000	4
*	Shanying International Holding Co. Ltd. Class A	15,900	4
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	2,800	4
	Client Service International Inc. Class A	2,850	4
		Shares	Market Value• ($000)
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	6,100	4
	Shandong Head Group Co. Ltd. Class A	2,000	4
*	Jin Tong Ling Technology Group Co. Ltd. Class A	12,200	4
*	Shanghai Bright Power Semiconductor Co. Ltd. Class A	424	4
	Maccura Biotechnology Co. Ltd. Class A	1,500	3
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	2,100	3
*,3	Yango Group Co. Ltd. Class A	15,800	1
*,3	China Zhongwang Holdings Ltd.	133,200	—
			230,676
Colombia (0.0%)
	Bancolombia SA	48,753	409
	Bancolombia SA ADR	3,800	124
			533
Czech Republic (0.0%)
	Komercni Banka A/S	14,587	508
[2]	Moneta Money Bank A/S	78,199	343
			851
Denmark (2.6%)
	Novo Nordisk A/S Class B	519,008	61,952
*	Vestas Wind Systems A/S	167,563	4,670
	DSV A/S	28,982	4,650
	Novozymes A/S Class B	60,566	3,416
*	Genmab A/S	10,946	3,041
	Coloplast A/S Class B	20,961	2,784
	Pandora A/S	13,567	2,194
	AP Moller - Maersk A/S Class B	1,109	1,574
	Tryg A/S	54,702	1,163
*	Zealand Pharma A/S	9,526	919
	Ringkjoebing Landbobank A/S	5,292	908
*	Demant A/S	16,667	836
*	NKT A/S	8,757	659
	Jyske Bank A/S (Registered)	8,067	653
*	GN Store Nord A/S	24,880	582
	Sydbank A/S	10,727	576
*	Ambu A/S Class B	29,903	523
	ROCKWOOL A/S Class B	1,301	416
*	ALK-Abello A/S Class B	19,927	372

37

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Bavarian Nordic A/S	11,332	257
	Topdanmark A/S	5,466	246
*,2	Netcompany Group A/S	5,066	217
	Alm Brand A/S	109,972	207
	AP Moller - Maersk A/S Class A	143	194
	D/S Norden A/S	4,309	194
	H Lundbeck A/S	38,008	184
	Spar Nord Bank A/S	10,053	177
	Chemometec A/S	2,439	174
	TORM plc Class A	4,874	167
	Schouw & Co. A/S	1,254	108
	Dfds A/S	3,398	103
*	NTG Nordic Transport Group A/S	2,231	91
	H Lundbeck A/S Class A	15,796	69
			94,276
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	351,576	832
*	EFG Holding S.A.E.	224,472	137
	Telecom Egypt Co.	67,366	84
	Madinet Masr For Housing & Development	298,477	45
			1,098
Finland (0.7%)
	Nordea Bank Abp	570,159	6,939
	Sampo OYJ Class A	75,110	3,361
	Nokia OYJ	864,167	3,046
	UPM-Kymmene OYJ	87,408	2,925
	Kone OYJ Class B	54,955	2,691
	Stora Enso OYJ	99,063	1,253
	Elisa OYJ	25,358	1,142
	Kesko OYJ Class B	48,599	929
	Valmet OYJ	29,487	773
	Orion OYJ Class B	17,157	675
	Huhtamaki OYJ	13,827	543
*	Mandatum OYJ	80,076	352
	Kojamo OYJ	29,350	325
	TietoEVRY OYJ	13,883	324
	Kemira OYJ	16,586	299
*	QT Group OYJ	3,324	281
	Nokian Renkaat OYJ	22,781	208
	Tokmanni Group Corp.	6,631	112
[2]	Terveystalo OYJ	12,303	97
	Revenio Group OYJ	3,330	93
	Sanoma OYJ	9,386	67
	Citycon OYJ	10,816	46
*	Finnair OYJ	1,226,317	41
	YIT OYJ	17,941	31
	F-Secure OYJ	15,991	31
		Shares	Market Value• ($000)
	Raisio OYJ	10,911	23
*,3	Ahlstrom-Munksjo OYJ	884	17
			26,624
France (4.2%)
	L'Oreal SA	38,424	18,354
	Sanofi SA	180,640	17,218
	Hermes International SCA	5,668	14,183
	EssilorLuxottica SA	50,550	10,734
	AXA SA	295,936	10,536
	BNP Paribas SA	172,988	10,383
	Danone SA	102,629	6,549
	Kering SA	11,932	5,496
	STMicroelectronics NV	108,133	4,910
	Legrand SA	43,472	4,403
	Cie Generale des Etablissements Michelin SCA	118,417	4,382
	Publicis Groupe SA	38,417	4,065
	Orange SA	306,759	3,516
	Societe Generale SA	119,257	2,896
	Credit Agricole SA	186,634	2,531
	Edenred SE	42,124	2,084
	Carrefour SA	91,789	1,542
	Accor SA	31,325	1,361
	Renault SA	30,731	1,283
*	Unibail-Rodamco-Westfield	17,473	1,278
	Eurofins Scientific SE	20,666	1,235
	Teleperformance SE	9,859	1,224
	Vivendi SE	109,021	1,218
	Sodexo SA	14,725	1,175
	Sartorius Stedim Biotech	4,057	1,117
	Rexel SA	42,306	1,086
	Arkema SA	10,359	1,074
	Getlink SE	61,905	1,057
	Klepierre SA	37,208	945
	Gecina SA	9,664	933
	SCOR SE	26,415	806
	BioMerieux	6,899	754
	Elis SA	32,738	748
	Aeroports de Paris SA	5,239	713
*	SOITEC	4,306	630
	Ipsen SA	5,714	628
[2]	Amundi SA	8,982	592
	Sopra Steria Group	2,142	549
	Wendel SE	5,592	548
	SEB SA	4,472	530
*	Eurazeo SE	5,773	488
*,2	Worldline SA	41,917	483
	Covivio SA	10,555	474
	SES SA Class A ADR	66,074	428
	Valeo SE	36,958	427
*	Pluxee NV	14,637	418
[2]	Verallia SA	10,675	395

38

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Ubisoft Entertainment SA	16,791	385
	IPSOS SA	5,456	381
	Rubis SCA	14,163	372
*	Forvia SE (XPAR)	23,308	333
[2]	Neoen SA	10,498	263
	Societe BIC SA	3,244	234
	Virbac SACA	653	234
	Eurazeo SE (XPAR)	2,739	232
*	JCDecaux SE	9,912	205
*	Air France-KLM	17,648	199
*	VusionGroup	1,260	196
	Coface SA	13,403	192
	Trigano SA	1,174	190
[2]	ALD SA	29,044	178
	Imerys SA	5,164	163
	Peugeot Invest	1,412	158
	Interparfums SA	2,514	140
*	Carmila SA	7,818	125
	Mercialys SA	10,812	117
	Lagardere SA	5,247	116
	ICADE	3,864	115
	Metropole Television SA	8,254	112
	Television Francaise 1 SA	11,409	105
*	ID Logistics Group SACA	296	105
*,1	Eutelsat Communications SACA	26,152	97
	Argan SA	1,104	92
	Cie Plastic Omnium SE	7,053	84
	Quadient SA	3,391	72
	Antin Infrastructure Partners SA	4,064	67
	Beneteau SACA	4,558	61
	Nexity SA	5,129	59
*	Voltalia SA (Registered)	7,203	56
*,1	Valneva SE	15,268	51
*,2	X-Fab Silicon Foundries SE	6,005	47
	Fnac Darty SA	1,500	45
	Vetoquinol SA	410	45
	Derichebourg SA	9,125	42
*	Forvia SE (MTAA)	2,833	41
*	OVH Groupe SAS	4,002	41
*,2	Elior Group SA	15,833	39
*	Believe SA	2,144	34
	LISI SA (XPAR)	1,270	33
	Vicat SACA	723	28
*	Euroapi SA	6,766	28
	Manitou BF SA	983	24
*	LISI SA	928	24
	Bonduelle SCA	2,165	23
[1]	Clariane SE	10,120	22
	Altarea SCA	275	20
[2]	Maisons du Monde SA	4,411	20
		Shares	Market Value• ($000)
	GL Events SACA	718	17
	Boiron SA	374	14
	Jacquet Metals SACA	618	12
*,2	SMCP SA	3,555	10
*,2	Aramis Group SAS	2,503	10
	Equasens	152	8
*,1	Casino Guichard Perrachon SA	4,805	2
			154,497
Germany (5.0%)
	SAP SE	181,747	34,058
	Allianz SE (Registered)	65,936	18,110
	Deutsche Telekom AG (Registered)	561,476	13,346
	Mercedes-Benz Group AG	142,547	11,359
	Infineon Technologies AG	216,351	7,768
	Deutsche Post AG	164,925	7,658
	Deutsche Boerse AG	30,625	6,411
	Bayerische Motoren Werke AG	51,379	6,078
	adidas AG	27,437	5,550
	Bayer AG (Registered)	163,143	4,929
	Deutsche Bank AG (Registered)	331,015	4,433
	Merck KGaA	21,483	3,655
	Daimler Truck Holding AG	88,049	3,597
	Vonovia SE	115,191	3,215
*,2	Siemens Healthineers AG	45,464	2,729
	Hannover Rueck SE	10,150	2,606
	Beiersdorf AG	16,805	2,409
	Heidelberg Materials AG	23,893	2,320
	Symrise AG Class A	22,008	2,252
	Brenntag SE	23,008	2,101
	Commerzbank AG	174,893	2,025
	Fresenius SE & Co. KGaA	68,989	1,932
	Henkel AG & Co. KGaA	25,205	1,701
*,2	Covestro AG	31,111	1,693
*	QIAGEN NV	36,789	1,573
	Continental AG	18,358	1,473
	Fresenius Medical Care AG	34,219	1,312
	GEA Group AG	29,862	1,205
[2]	Scout24 SE	12,940	941
*	LEG Immobilien SE	12,762	940
	Nemetschek SE	9,291	890
*,2	Zalando SE	37,220	788
*	Deutsche Lufthansa AG (Registered)	101,219	787
	Puma SE	16,770	771
	Bechtle AG	14,719	759
	Carl Zeiss Meditec AG	6,163	757

39

ESG International Stock ETF
		Shares	Market Value• ($000)
*,2	Delivery Hero SE Class A	32,349	748
	Knorr-Bremse AG	10,541	738
	HUGO BOSS AG	10,176	693
	Gerresheimer AG	5,874	689
	Freenet AG	24,217	653
	KION Group AG	12,652	639
	Rational AG	770	634
	Evonik Industries AG	33,856	625
	Talanx AG	7,940	567
	FUCHS SE	14,506	506
	AIXTRON SE	17,867	497
	K+S AG (Registered)	33,602	469
*	Evotec SE	26,838	396
	LANXESS AG	15,133	383
*,1	MorphoSys AG	5,355	378
*	HelloFresh SE	26,996	375
*,2	TeamViewer SE	23,522	372
	United Internet AG (Registered)	14,972	363
	Siltronic AG	3,695	346
	Aurubis AG	5,306	336
	Stabilus SE	4,878	322
*	Fraport AG Frankfurt Airport Services Worldwide	5,751	320
	Krones AG	2,409	298
*	TAG Immobilien AG	23,824	291
	Hella GmbH & Co. KGaA	3,181	281
	Jenoptik AG	8,446	267
	Wacker Chemie AG	2,306	252
*	Nordex SE	22,081	251
	Stroeer SE & Co. KGaA	3,948	221
	ProSiebenSat.1 Media SE	33,053	217
*	Encavis AG	17,519	209
*	Aroundtown SA	114,059	201
	CANCOM SE	6,384	188
[2]	Befesa SA	5,842	187
	RTL Group SA	5,013	185
*,2	Redcare Pharmacy NV	1,210	183
[2]	DWS Group GmbH & Co. KGaA	4,350	178
	Kontron AG	7,644	176
	Suedzucker AG	11,157	158
	Salzgitter AG	5,980	153
	Fielmann Group AG	3,222	153
*	Hypoport SE	693	145
	Duerr AG	6,459	143
*	flatexDEGIRO AG	13,702	143
	Deutsche Wohnen SE	6,821	141
	PNE AG	9,583	139
	Atoss Software AG	530	137
*	Synlab AG (XETR)	12,621	135
	Sixt SE	1,407	132
		Shares	Market Value• ($000)
*	Grand City Properties SA	13,736	128
	CompuGroup Medical SE & Co. KGaA	3,988	127
	Deutz AG	20,004	124
	1&1 AG	6,154	114
*,1	Nagarro SE	1,273	113
	GRENKE AG	4,528	111
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,398	110
*	Vitesco Technologies Group AG	1,328	107
	Elmos Semiconductor SE	1,252	99
	METRO AG	17,397	97
	Dermapharm Holding SE	2,315	92
*	SMA Solar Technology AG	1,388	83
	GFT Technologies SE	2,312	81
	Wacker Neuson SE	3,980	72
	Energiekontor AG	948	69
*	Hamburger Hafen und Logistik AG	3,695	66
	Hornbach Holding AG & Co. KGaA	867	65
	Norma Group SE	4,214	64
	Vossloh AG	1,407	62
	Verbio SE	3,048	62
*	CECONOMY AG	27,072	59
	Draegerwerk AG & Co. KGaA	1,290	58
[1,2]	Deutsche Pfandbriefbank AG	13,314	55
*,2	Auto1 Group SE	14,476	54
*,1	Varta AG	3,157	51
*	Adtran Networks SE	2,375	51
	Deutsche Beteiligungs AG	1,809	49
	BayWa AG	1,543	48
	Adesso SE	385	48
	STRATEC SE	976	44
	Takkt AG	2,938	43
	PATRIZIA SE	5,145	41
	KWS Saat SE & Co. KGaA	726	36
	Telefonica Deutschland Holding AG	12,804	33
*	About You Holding SE	6,895	31
	Secunet Security Networks AG	181	30
	New Work SE	399	27
	Basler AG	1,584	19
	Deutsche EuroShop AG	797	16
	Sartorius AG	49	15
	ElringKlinger AG	1,438	8

40

ESG International Stock ETF
		Shares	Market Value• ($000)
[1]	BRANICKS Group AG	5,723	8
	Wuestenrot & Wuerttembergische AG	318	5
	Hamburger Hafen und Logistik AG (XETR)	195	4
	Synlab AG	1	—
			183,023
Greece (0.1%)
*	National Bank of Greece SA	124,979	981
*	Eurobank Ergasias Services & Holdings SA	440,976	912
*	Alpha Services & Holdings SA	369,281	696
*	Piraeus Financial Holdings SA	121,034	535
	JUMBO SA	16,759	490
	Hellenic Telecommunications Organization SA	30,000	453
	Titan Cement International SA	5,218	148
*	Aegean Airlines SA	9,423	128
	Terna Energy SA	6,176	111
	Hellenic Exchanges - Athens Stock Exchange SA	17,518	104
	GEK Terna Holding Real Estate Construction SA	5,870	90
	Fourlis Holdings SA	18,266	84
	Sarantis SA	4,643	46
	Autohellas Tourist & Trading SA	2,922	43
*	Ellaktor SA	13,171	38
	Holding Co. ADMIE IPTO SA	12,993	32
*	LAMDA Development SA	3,908	29
	Viohalco SA	4,507	29
	Epsilon Net SA	1,641	18
	Quest Holdings SA	2,608	16
			4,983
Hong Kong (1.3%)
	AIA Group Ltd.	1,909,400	15,392
	Hong Kong Exchanges & Clearing Ltd.	210,800	6,492
	Sun Hung Kai Properties Ltd.	241,500	2,430
	Techtronic Industries Co. Ltd.	220,500	2,379
	Link REIT	435,420	2,159
	BOC Hong Kong Holdings Ltd.	616,500	1,620
	Hang Seng Bank Ltd.	125,600	1,431
	Lenovo Group Ltd.	1,262,000	1,394
		Shares	Market Value• ($000)
	Wharf Real Estate Investment Co. Ltd.	266,000	886
[2]	WH Group Ltd.	1,409,092	847
	MTR Corp. Ltd.	223,500	739
*,2	Samsonite International SA	211,200	737
	Sino Land Co. Ltd.	638,000	687
	ASMPT Ltd.	53,300	654
[2]	ESR Group Ltd.	454,600	606
	Hongkong Land Holdings Ltd.	178,800	605
	Wharf Holdings Ltd.	164,000	605
	PRADA SpA	84,400	594
	Henderson Land Development Co. Ltd.	184,400	531
	Swire Pacific Ltd. Class B	360,000	468
	Want Want China Holdings Ltd.	802,000	443
	PCCW Ltd.	883,590	440
	Swire Properties Ltd.	208,600	429
	Chow Tai Fook Jewellery Group Ltd.	285,000	425
	SITC International Holdings Co. Ltd.	237,000	390
	Hang Lung Properties Ltd.	349,000	375
	Swire Pacific Ltd. Class A	44,500	369
	Orient Overseas International Ltd.	20,500	317
	AAC Technologies Holdings Inc.	119,000	296
	Bank of East Asia Ltd.	218,600	273
	L'Occitane International SA	72,000	271
	Pacific Basin Shipping Ltd.	763,000	222
	Hysan Development Co. Ltd.	133,000	217
[2]	BOC Aviation Ltd.	29,200	215
	United Laboratories International Holdings Ltd.	152,000	165
*	Cathay Pacific Airways Ltd.	144,181	156
	Luk Fook Holdings International Ltd.	55,180	148
	Man Wah Holdings Ltd.	226,800	147
*	Cowell e Holdings Inc.	58,000	135
	VTech Holdings Ltd.	22,600	131
	Fortune REIT	220,000	127
	First Pacific Co. Ltd.	304,000	123
	Kerry Properties Ltd.	72,500	119
	Vitasoy International Holdings Ltd.	130,000	118
*	MMG Ltd.	408,000	109

41

ESG International Stock ETF
		Shares	Market Value• ($000)
	Yue Yuen Industrial Holdings Ltd.	103,000	107
	Hang Lung Group Ltd.	84,000	98
*	Shangri-La Asia Ltd.	134,000	87
	DFI Retail Group Holdings Ltd.	39,400	83
	Giordano International Ltd.	300,000	77
*	IGG Inc.	159,000	74
	Stella International Holdings Ltd.	53,500	74
	China Travel International Investment Hong Kong Ltd.	412,000	71
	Johnson Electric Holdings Ltd.	48,500	66
	Nexteer Automotive Group Ltd.	142,000	65
*	Vobile Group Ltd.	247,000	57
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	40,000	48
*,2	Everest Medicines Ltd.	15,500	48
	Champion REIT	229,000	46
	Dah Sing Financial Holdings Ltd.	22,000	46
	Kerry Logistics Network Ltd.	39,500	44
*,1	Realord Group Holdings Ltd.	64,000	44
	Chow Sang Sang Holdings International Ltd.	35,000	43
	Cafe de Coral Holdings Ltd.	40,000	42
	HKBN Ltd.	97,500	40
*	Theme International Holdings Ltd.	770,000	39
*	Hong Kong Technology Venture Co. Ltd.	148,000	38
	Dah Sing Banking Group Ltd.	58,800	37
	SmarTone Telecommunications Holdings Ltd.	65,000	34
	CITIC Telecom International Holdings Ltd.	84,000	32
[2]	JS Global Lifestyle Co. Ltd.	176,000	32
*,2	FIT Hon Teng Ltd.	221,000	29
	Value Partners Group Ltd.	129,000	28
	Hutchison Telecommunications Hong Kong Holdings Ltd.	202,000	27
	VSTECS Holdings Ltd.	52,000	27
		Shares	Market Value• ($000)
	Asia Cement China Holdings Corp.	93,000	25
	LK Technology Holdings Ltd.	57,500	25
	Far East Consortium International Ltd.	168,000	24
*	Texhong International Group Ltd.	49,000	24
	Truly International Holdings Ltd.	258,000	23
[2]	IMAX China Holding Inc.	24,100	21
*,2	Jacobio Pharmaceuticals Group Co. Ltd.	70,800	21
*	C-Mer Eye Care Holdings Ltd.	52,000	20
*,2	Fosun Tourism Group	36,400	20
*,1	Shun Tak Holdings Ltd.	180,000	19
	Prosperity REIT	113,000	19
*,2	Sirnaomics Ltd.	11,950	19
*,1	Powerlong Real Estate Holdings Ltd.	218,000	18
*,2	Frontage Holdings Corp.	82,000	17
*,1,3	Kingkey Financial International Holdings Ltd.	460,000	17
	Texwinca Holdings Ltd.	156,000	16
	Singamas Container Holdings Ltd.	216,000	16
*	Television Broadcasts Ltd.	38,900	16
*	Sa Sa International Holdings Ltd.	106,000	13
	SUNeVision Holdings Ltd.	33,000	11
*	Esprit Holdings Ltd.	357,471	11
	Guotai Junan International Holdings Ltd.	128,000	9
	K Wah International Holdings Ltd.	26,000	7
	EC Healthcare	31,000	6
	Sun Hung Kai & Co. Ltd.	11,000	3
*,1	Apollo Future Mobility Group Ltd.	43,200	3
			49,422
Hungary (0.1%)
	OTP Bank Nyrt.	38,984	1,870
	Richter Gedeon Nyrt.	25,144	669
	Magyar Telekom Telecommunications plc	55,008	125
			2,664
Iceland (0.0%)
[2]	Arion Banki HF	240,114	267
	Sjova-Almennar Tryggingar hf	152,709	48

42

ESG International Stock ETF
		Shares	Market Value• ($000)
	Vatryggingafelag Islands Hf	226,296	30
	Siminn HF	238,478	18
			363
India (5.0%)
	HDFC Bank Ltd.	785,220	13,262
	Infosys Ltd.	577,786	11,628
	Bharti Airtel Ltd. (XNSE)	371,811	5,034
	Axis Bank Ltd.	376,548	4,874
	Hindustan Unilever Ltd.	147,124	4,281
	HCL Technologies Ltd.	177,447	3,556
	Sun Pharmaceutical Industries Ltd.	176,352	3,353
	ICICI Bank Ltd.	253,616	3,221
	Bajaj Finance Ltd.	39,647	3,093
	Maruti Suzuki India Ltd.	22,004	2,995
	Titan Co. Ltd.	68,431	2,991
	State Bank of India	292,774	2,636
	Asian Paints Ltd.	73,512	2,507
	Power Grid Corp. of India Ltd.	681,975	2,330
	UltraTech Cement Ltd.	18,590	2,218
	Adani Ports & Special Economic Zone Ltd.	123,417	1,959
*	Zomato Ltd.	943,506	1,878
	Nestle India Ltd.	57,240	1,793
*	Adani Green Energy Ltd.	69,599	1,586
	Cipla Ltd.	87,254	1,558
	Grasim Industries Ltd.	58,991	1,557
	Dr Reddy's Laboratories Ltd.	19,845	1,539
	Tata Consumer Products Ltd.	104,088	1,493
	Wipro Ltd.	227,873	1,422
	Trent Ltd.	30,201	1,411
	Shriram Finance Ltd.	46,310	1,360
[2]	SBI Life Insurance Co. Ltd.	68,385	1,278
	Varun Beverages Ltd.	74,163	1,260
	Bajaj Finserv Ltd.	63,185	1,213
	Apollo Hospitals Enterprise Ltd.	15,960	1,175
	Britannia Industries Ltd.	19,089	1,144
	Hero MotoCorp Ltd.	21,439	1,143
[2]	HDFC Life Insurance Co. Ltd.	161,528	1,134
*,2	Avenue Supermarts Ltd.	23,805	1,124
	Power Finance Corp. Ltd.	231,534	1,120
	Max Healthcare Institute Ltd.	112,232	1,074
	Bajaj Auto Ltd.	11,215	1,069
	REC Ltd.	198,578	1,057
*	Suzlon Energy Ltd.	1,922,171	1,047
	Eicher Motors Ltd.	22,603	1,033
	DLF Ltd.	93,061	1,011
		Shares	Market Value• ($000)
*	Yes Bank Ltd.	3,339,275	982
*	TVS Motor Co. Ltd.	35,854	924
	Persistent Systems Ltd.	8,787	914
	Indian Hotels Co. Ltd. Class A	128,150	907
	Divi's Laboratories Ltd.	21,133	889
	Godrej Consumer Products Ltd.	58,149	880
	Ambuja Cements Ltd.	115,783	846
	Cholamandalam Investment & Finance Co. Ltd.	63,516	832
*,2	InterGlobe Aviation Ltd.	21,871	830
[2]	ICICI Lombard General Insurance Co. Ltd.	39,834	823
	Bosch Ltd.	2,295	791
	Pidilite Industries Ltd.	23,176	765
[2]	HDFC Asset Management Co. Ltd.	16,657	754
	Info Edge India Ltd.	11,838	751
	Coforge Ltd.	9,254	732
	Lupin Ltd.	36,696	718
	Tube Investments of India Ltd.	16,521	694
	Havells India Ltd.	36,632	676
	SRF Ltd.	23,167	668
	Colgate-Palmolive India Ltd.	21,308	648
	Embassy Office Parks REIT	134,639	606
	CG Power & Industrial Solutions Ltd.	111,728	597
	Dabur India Ltd.	91,286	593
	Bank of Baroda	183,685	588
	Marico Ltd.	89,032	561
	Adani Total Gas Ltd.	45,818	561
	PI Industries Ltd.	12,626	559
	Torrent Pharmaceuticals Ltd.	17,244	556
	Indian Railway Catering & Tourism Corp. Ltd.	47,910	536
	Voltas Ltd.	40,053	535
[2]	Indian Railway Finance Corp. Ltd.	302,861	535
	Samvardhana Motherson International Ltd.	370,247	532
	KPIT Technologies Ltd.	28,085	531
	Federal Bank Ltd.	288,374	523
	NHPC Ltd.	489,870	519
	Tata Elxsi Ltd.	5,517	519
*	Delhivery Ltd.	91,155	518
*	IDFC First Bank Ltd.	520,672	509
	APL Apollo Tubes Ltd.	27,072	504
	Punjab National Bank	342,065	501
	Supreme Industries Ltd.	10,002	500
	NMDC Ltd.	183,617	499

43

ESG International Stock ETF
		Shares	Market Value• ($000)
	Aurobindo Pharma Ltd.	40,137	498
	Phoenix Mills Ltd.	14,951	496
[2]	Macrotech Developers Ltd.	34,914	489
	Alkem Laboratories Ltd.	7,630	471
	UPL Ltd.	82,058	465
	Mphasis Ltd.	14,693	464
*	Max Financial Services Ltd.	39,681	463
	Canara Bank	67,689	460
*	Indus Towers Ltd.	148,928	454
	Astral Ltd.	17,818	445
	Dixon Technologies India Ltd.	5,513	443
[2]	Sona Blw Precision Forgings Ltd.	52,924	440
	Bajaj Holdings & Investment Ltd.	3,984	439
	ACC Ltd.	13,561	430
	Bharti Airtel Ltd.	48,474	422
	Zydus Lifesciences Ltd.	37,093	421
	Ashok Leyland Ltd.	203,119	416
	LIC Housing Finance Ltd.	53,107	415
	Tata Communications Ltd.	17,870	414
*	FSN E-Commerce Ventures Ltd.	218,788	413
[2]	ICICI Prudential Life Insurance Co. Ltd.	63,255	407
	Polycab India Ltd.	7,114	407
	Union Bank of India Ltd.	228,169	402
	Page Industries Ltd.	956	396
	Fortis Healthcare Ltd.	78,951	388
*	KEI Industries Ltd.	10,031	388
	SBI Cards & Payment Services Ltd.	42,716	371
*	GMR Airports Infrastructure Ltd.	365,000	369
[2]	AU Small Finance Bank Ltd.	53,712	368
	Balkrishna Industries Ltd.	13,507	363
	IIFL Finance Ltd.	50,183	357
	Blue Star Ltd.	23,261	356
	Berger Paints India Ltd.	46,816	343
	Apollo Tyres Ltd.	54,622	341
	Jubilant Foodworks Ltd.	59,920	335
	360 ONE WAM Ltd.	38,635	334
	Mahindra & Mahindra Financial Services Ltd.	96,880	330
	Indraprastha Gas Ltd.	64,138	329
	BSE Ltd.	11,437	327
	AIA Engineering Ltd.	7,314	322
	Oracle Financial Services Software Ltd.	3,462	320
	Muthoot Finance Ltd.	20,300	318
		Shares	Market Value• ($000)
	Crompton Greaves Consumer Electricals Ltd.	90,905	318
	Sonata Software Ltd.	31,458	307
	Deepak Nitrite Ltd.	11,462	305
	Dalmia Bharat Ltd.	12,429	304
	Brigade Enterprises Ltd.	25,197	303
*	IDFC Ltd.	209,109	293
[2]	Bandhan Bank Ltd.	124,169	292
	Ipca Laboratories Ltd.	20,194	290
	Computer Age Management Services Ltd.	7,793	288
	Kotak Mahindra Bank Ltd.	14,125	287
	Amara Raja Energy & Mobility Ltd.	28,315	286
[2]	Laurus Labs Ltd.	58,314	286
	Carborundum Universal Ltd.	21,857	282
	Oberoi Realty Ltd.	17,079	276
	Gujarat Fluorochemicals Ltd.	6,143	274
	Prestige Estates Projects Ltd.	19,398	273
*	One 97 Communications Ltd.	55,919	271
	Angel One Ltd.	7,915	266
	Elgi Equipments Ltd.	33,761	266
	Thermax Ltd.	6,011	263
	Schaeffler India Ltd.	7,534	263
	Rail Vikas Nigam Ltd.	89,224	263
	NCC Ltd.	87,842	262
*,2	Krishna Institute of Medical Sciences Ltd.	9,647	262
	Sundram Fasteners Ltd.	19,854	256
[2]	RBL Bank Ltd.	81,059	254
	Cholamandalam Financial Holdings Ltd.	20,025	253
	Tata Chemicals Ltd.	22,342	252
*	Zee Entertainment Enterprises Ltd.	129,541	251
	Birlasoft Ltd.	26,813	251
	JK Cement Ltd.	4,602	250
	Redington Ltd.	99,304	247
	Glenmark Pharmaceuticals Ltd.	21,865	244
	Coromandel International Ltd.	18,638	242
	Aarti Industries Ltd.	30,604	242
	Biocon Ltd.	72,396	241
	EIH Ltd.	49,359	240
	Bank of India	150,769	238
	Indian Bank	37,677	238
	Narayana Hrudayalaya Ltd.	14,714	238

44

ESG International Stock ETF
		Shares	Market Value• ($000)
	Central Depository Services India Ltd.	10,163	235
	Mahanagar Gas Ltd.	12,969	232
	National Aluminium Co. Ltd.	120,978	227
	Exide Industries Ltd.	58,485	225
	Gujarat Gas Ltd.	32,791	224
	Natco Pharma Ltd.	18,535	222
	GlaxoSmithKline Pharmaceuticals Ltd.	8,441	221
	JB Chemicals & Pharmaceuticals Ltd.	11,620	219
	Kajaria Ceramics Ltd.	14,110	217
	Motherson Sumi Wiring India Ltd.	257,220	217
	IRB Infrastructure Developers Ltd.	281,663	213
	Poonawalla Fincorp Ltd.	37,551	211
	Escorts Kubota Ltd.	6,114	210
	Intellect Design Arena Ltd.	15,767	210
	Linde India Ltd.	3,212	209
	CRISIL Ltd.	3,429	207
	Emami Ltd.	36,251	203
	KEC International Ltd.	23,123	202
	Manappuram Finance Ltd.	93,394	199
*	Vodafone Idea Ltd.	1,202,030	198
	SKF India Ltd.	3,474	198
	Piramal Enterprises Ltd.	17,879	197
*	Aditya Birla Capital Ltd.	88,884	197
	Grindwell Norton Ltd.	7,784	196
[2]	Nippon Life India Asset Management Ltd.	31,168	194
	Karur Vysya Bank Ltd.	87,116	193
	Bayer CropScience Ltd.	2,800	192
[2]	Syngene International Ltd.	22,167	189
	Navin Fluorine International Ltd.	5,160	188
	Great Eastern Shipping Co. Ltd.	15,222	185
	Atul Ltd.	2,438	183
	Kalyan Jewellers India Ltd.	38,080	183
	Gujarat Pipavav Port Ltd.	72,173	182
	UNO Minda Ltd.	22,490	181
*	CreditAccess Grameen Ltd.	10,221	181
*,2	Lemon Tree Hotels Ltd.	107,192	180
	Can Fin Homes Ltd.	19,134	179
	V-Guard Industries Ltd.	45,528	178
*	Suven Pharmaceuticals Ltd.	23,094	175
	Sobha Ltd.	9,172	173
	Whirlpool of India Ltd.	11,377	172
		Shares	Market Value• ($000)
	Gujarat State Petronet Ltd.	38,286	170
	Chambal Fertilisers & Chemicals Ltd.	39,969	169
*,2	Aster DM Healthcare Ltd.	29,394	168
	Kalpataru Projects International Ltd.	14,467	168
	Himadri Speciality Chemical Ltd.	37,769	168
*	PVR Inox Ltd.	10,128	167
	Ajanta Pharma Ltd.	6,240	166
	Finolex Cables Ltd.	14,765	164
	Indiabulls Housing Finance Ltd.	71,989	164
	PNC Infratech Ltd.	31,815	164
	PTC India Ltd.	66,473	162
	Multi Commodity Exchange of India Ltd.	3,581	162
	Finolex Industries Ltd.	61,665	162
	Poly Medicure Ltd.	8,476	160
*	Global Health Ltd.	9,699	160
[2]	ICICI Securities Ltd.	16,101	159
	Mastek Ltd.	4,512	159
	Ceat Ltd.	4,588	158
[2]	Mindspace Business Parks REIT	38,203	157
	Zensar Technologies Ltd.	23,716	157
	Welspun Corp. Ltd.	25,124	155
*,2	PNB Housing Finance Ltd.	18,371	154
	JBM Auto Ltd.	5,916	154
	Motilal Oswal Financial Services Ltd.	7,879	153
[2]	Dr Lal PathLabs Ltd.	5,395	153
	KPR Mill Ltd.	16,373	152
	UTI Asset Management Co. Ltd.	13,965	151
	Lakshmi Machine Works Ltd.	860	150
	Strides Pharma Science Ltd.	15,586	148
[2]	Indian Energy Exchange Ltd.	86,389	148
*	Aditya Birla Fashion & Retail Ltd.	54,020	147
	Kansai Nerolac Paints Ltd.	42,100	147
	Olectra Greentech Ltd.	6,209	147
*	Godrej Industries Ltd.	14,866	144
	Granules India Ltd.	25,705	144
	AstraZeneca Pharma India Ltd.	2,143	143
	Jindal Saw Ltd.	24,514	141
*	Amber Enterprises India Ltd.	3,167	141
[2]	Equitas Small Finance Bank Ltd.	117,793	141

45

ESG International Stock ETF
		Shares	Market Value• ($000)
	Bata India Ltd.	8,230	140
[2]	New India Assurance Co. Ltd.	44,883	139
	Century Textiles & Industries Ltd.	8,117	138
	NBCC India Ltd.	85,173	138
	eClerx Services Ltd.	4,494	137
	Avanti Feeds Ltd.	22,146	135
	Tanla Platforms Ltd.	11,484	135
	Westlife Foodworld Ltd.	14,918	135
	JK Lakshmi Cement Ltd.	12,222	135
*	Affle India Ltd.	10,011	135
	Hindustan Zinc Ltd.	36,232	134
	City Union Bank Ltd.	82,480	134
	Rainbow Children's Medicare Ltd.	8,178	134
	Aptus Value Housing Finance India Ltd.	31,288	133
*	NMDC Steel Ltd.	178,548	132
*	Indiabulls Real Estate Ltd.	90,985	131
[2]	Godrej Agrovet Ltd.	21,051	130
	Hitachi Energy India Ltd.	1,796	130
	Akzo Nobel India Ltd.	4,270	129
*	Piramal Pharma Ltd.	80,405	128
	Triveni Turbine Ltd.	21,258	128
	Zydus Wellnes Ltd.	6,698	127
[2]	IndiaMart InterMesh Ltd.	3,961	127
	Bombay Burmah Trading Co.	6,039	126
*	Aavas Financiers Ltd.	7,197	126
*	TeamLease Services Ltd.	3,463	126
*	Devyani International Ltd.	67,918	125
	Sumitomo Chemical India Ltd.	27,465	124
	Vedant Fashions Ltd.	9,932	123
	EID Parry India Ltd.	15,993	121
	Gateway Distriparks Ltd.	93,087	121
	Ramkrishna Forgings Ltd.	12,855	121
	Care Ratings Ltd.	8,336	117
	Balrampur Chini Mills Ltd.	25,755	116
	Relaxo Footwears Ltd.	11,513	116
	Edelweiss Financial Services Ltd.	125,759	115
	Infibeam Avenues Ltd.	261,334	115
	Pfizer Ltd.	2,032	113
	Kaveri Seed Co. Ltd.	14,129	113
	Raymond Ltd.	5,086	112
	JM Financial Ltd.	96,994	112
	Bajaj Electricals Ltd.	9,251	111
		Shares	Market Value• ($000)
	Jubilant Pharmova Ltd. Class A	15,700	107
*	Medplus Health Services Ltd.	12,612	106
	Asahi India Glass Ltd.	16,150	104
	ZF Commercial Vehicle Control Systems India Ltd.	591	103
	Welspun Living Ltd.	55,556	103
	CCL Products India Ltd.	13,601	103
	Karnataka Bank Ltd.	36,222	99
	Birla Corp. Ltd.	4,984	98
	Alembic Pharmaceuticals Ltd.	7,940	97
*	Alok Industries Ltd.	280,185	97
	Firstsource Solutions Ltd.	38,991	96
	Trident Ltd.	187,460	96
	Graphite India Ltd.	13,217	95
[2]	General Insurance Corp. of India	20,787	95
	Happiest Minds Technologies Ltd.	9,337	95
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	12,367	95
	Usha Martin Ltd.	23,995	95
	VIP Industries Ltd.	14,063	94
	South Indian Bank Ltd.	238,605	93
*	IFCI Ltd.	166,017	92
	Bajaj Consumer Care Ltd.	32,552	92
	DCB Bank Ltd.	58,935	91
[2]	Endurance Technologies Ltd.	4,052	91
	EPL Ltd.	39,713	90
*	Tata Teleservices Maharashtra Ltd.	85,777	90
*,2	Tejas Networks Ltd.	9,976	90
*	V-Mart Retail Ltd.	3,833	88
	Vardhman Textiles Ltd.	16,852	87
	Gujarat State Fertilizers & Chemicals Ltd.	33,039	87
[2]	Metropolis Healthcare Ltd.	4,469	86
	CIE Automotive India Ltd.	16,024	85
[2]	Quess Corp. Ltd.	13,750	85
	Century Plyboards India Ltd.	9,875	84
*	Rajesh Exports Ltd.	22,377	83
	DCM Shriram Ltd.	7,257	83
	Vaibhav Global Ltd.	16,246	83
	Route Mobile Ltd.	4,308	83
	IDBI Bank Ltd.	78,888	82
	Vinati Organics Ltd.	3,971	80
	KNR Constructions Ltd.	24,359	79

46

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Restaurant Brands Asia Ltd.	60,920	79
	Garware Technical Fibres Ltd.	1,797	79
*	Sun Pharma Advanced Research Co. Ltd.	17,747	78
	Mahindra Lifespace Developers Ltd.	11,232	78
	Cera Sanitaryware Ltd.	852	78
	Rallis India Ltd.	25,921	77
	Alkyl Amines Chemicals	2,943	76
	Sterlite Technologies Ltd.	45,252	75
	NOCIL Ltd.	23,823	75
	Safari Industries India Ltd.	3,028	74
	KRBL Ltd.	17,921	70
	Procter & Gamble Health Ltd.	1,146	70
	Orient Electric Ltd.	27,671	70
	BASF India Ltd.	1,770	70
	Saregama India Ltd.	14,041	68
	Craftsman Automation Ltd.	1,356	68
*	Borosil Renewables Ltd.	10,389	67
*	Chemplast Sanmar Ltd.	11,255	64
*	Just Dial Ltd.	5,648	63
	Jubilant Ingrevia Ltd.	10,447	61
	Balaji Amines Ltd.	2,333	61
	Clean Science & Technology Ltd.	3,557	61
	Fine Organic Industries Ltd.	1,161	61
	ION Exchange India Ltd.	10,435	61
*	Capri Global Capital Ltd.	5,259	61
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	9,893	60
	Rain Industries Ltd.	26,663	59
	Symphony Ltd.	5,587	59
	TTK Prestige Ltd.	6,540	59
	Rhi Magnesita India Ltd.	8,586	59
*	Nuvoco Vistas Corp. Ltd.	14,469	58
	Blue Dart Express Ltd.	789	57
*	Sapphire Foods India Ltd.	3,122	57
*	Brightcom Group Ltd.	264,240	55
	JK Paper Ltd.	12,236	55
*	TV18 Broadcast Ltd.	71,623	51
*	Nazara Technologies Ltd.	5,485	49
	Galaxy Surfactants Ltd.	1,566	48
	GMM Pfaudler Ltd.	2,987	47
*	Sheela Foam Ltd.	3,563	45
	Allcargo Logistics Ltd.	43,908	45
*	Dhani Services Ltd.	84,039	39
	Polyplex Corp. Ltd.	3,353	35
	Vakrangee Ltd.	86,136	26
		Shares	Market Value• ($000)
*	Campus Activewear Ltd.	8,205	24
	NIIT Ltd.	13,822	21
			183,895
Indonesia (0.6%)
	Bank Central Asia Tbk. PT	9,203,516	5,791
	Bank Rakyat Indonesia Persero Tbk. PT	11,689,096	4,555
	Bank Mandiri Persero Tbk. PT	7,405,040	3,308
	Telkom Indonesia Persero Tbk. PT	7,788,600	1,985
	Bank Negara Indonesia Persero Tbk. PT	2,599,800	994
	Sumber Alfaria Trijaya Tbk. PT	3,015,100	528
	Charoen Pokphand Indonesia Tbk. PT	1,251,300	386
*	Merdeka Copper Gold Tbk. PT	2,390,200	344
	Indofood Sukses Makmur Tbk. PT	693,500	292
	Kalbe Farma Tbk. PT	2,891,600	274
	Indofood CBP Sukses Makmur Tbk. PT	338,500	250
	Barito Pacific Tbk. PT	3,954,274	246
	Indah Kiat Pulp & Paper Tbk. PT	404,000	225
	Sarana Menara Nusantara Tbk. PT	3,568,400	209
	Indosat Tbk. PT	269,200	196
*	Bumi Resources Minerals Tbk. PT	20,050,700	184
	Ciputra Development Tbk. PT	1,970,300	159
	Unilever Indonesia Tbk. PT	893,100	155
	Dayamitra Telekomunikasi PT	3,675,800	149
	Mitra Keluarga Karyasehat Tbk. PT	878,600	144
	Indocement Tunggal Prakarsa Tbk. PT	236,800	137
	XL Axiata Tbk. PT	903,550	137
	Elang Mahkota Teknologi Tbk. PT	4,514,400	135
	Mitra Adiperkasa Tbk. PT	1,091,500	133
	Summarecon Agung Tbk. PT	3,082,006	108
	PT Tower Bersama Infrastructure Tbk.	873,092	103
	BFI Finance Indonesia Tbk. PT	1,111,600	98
*	Bukalapak.com PT Tbk.	9,501,000	95
	Jasa Marga Persero Tbk. PT	260,000	90
	Avia Avian Tbk. PT	2,306,500	87

47

ESG International Stock ETF
		Shares	Market Value• ($000)
	Bank Syariah Indonesia Tbk. PT	534,000	84
	Japfa Comfeed Indonesia Tbk. PT	1,080,400	79
	Map Aktif Adiperkasa PT	1,073,200	75
*	Bumi Serpong Damai Tbk. PT	1,078,700	70
	Mayora Indah Tbk. PT	434,500	68
	Ace Hardware Indonesia Tbk. PT	1,262,600	67
	Vale Indonesia Tbk. PT	256,700	66
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	865,526	66
	Pakuwon Jati Tbk. PT	2,457,700	63
	Matahari Department Store Tbk. PT	534,600	61
*	Panin Financial Tbk. PT	3,652,100	60
*	Bank Pan Indonesia Tbk. PT	809,000	58
*	Smartfren Telecom Tbk. PT	16,193,800	55
*	Bank Bukopin Tbk. PT	9,900,640	49
*,3	Waskita Karya Persero Tbk. PT	3,046,719	39
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	872,600	34
*	Adhi Karya Persero Tbk. PT	1,777,943	33
*	Global Mediacom Tbk. PT	2,154,300	33
	Bank Tabungan Negara Persero Tbk. PT	342,048	31
	Ramayana Lestari Sentosa Tbk. PT	945,400	30
	Surya Citra Media Tbk. PT	2,787,300	26
	Bank BTPN Syariah Tbk. PT	276,900	24
*	Bank Neo Commerce Tbk. PT	1,417,538	22
	Bank Danamon Indonesia Tbk. PT	109,100	20
*	Lippo Karawaci Tbk. PT	3,991,800	19
*	Alam Sutera Realty Tbk. PT	1,777,500	18
	Astra Agro Lestari Tbk. PT	38,600	16
	Media Nusantara Citra Tbk. PT	608,900	13
*,3	Wijaya Karya Persero Tbk. PT	489,100	7
*	Bank Raya Indonesia Tbk. PT	373,851	6
			22,789
Ireland (0.2%)
	Kingspan Group plc	25,445	2,301
		Shares	Market Value• ($000)
	Kerry Group plc Class A	25,835	2,269
	Bank of Ireland Group plc	178,138	1,556
	AIB Group plc	232,533	1,079
	Glanbia plc (XDUB)	25,873	469
	Dalata Hotel Group plc	22,784	111
	Glanbia plc (XLON)	28	—
			7,785
Israel (0.4%)
*	Nice Ltd.	10,647	2,605
	Bank Hapoalim BM	230,660	2,209
	Bank Leumi Le-Israel BM	258,931	2,171
	Israel Discount Bank Ltd. Class A	217,869	1,137
	Mizrahi Tefahot Bank Ltd.	24,238	959
*	Nova Ltd.	4,555	779
*	Tower Semiconductor Ltd.	19,124	630
	Bezeq The Israeli Telecommunication Corp. Ltd.	346,004	467
	Azrieli Group Ltd.	6,235	452
	First International Bank of Israel Ltd.	8,825	381
*	Camtek Ltd.	4,408	356
*	Enlight Renewable Energy Ltd.	18,273	316
*	Shufersal Ltd.	40,795	291
	Phoenix Holdings Ltd.	22,910	247
*	Big Shopping Centers Ltd.	2,153	238
	Reit 1 Ltd.	51,819	236
*	Clal Insurance Enterprises Holdings Ltd.	9,523	182
	Alony Hetz Properties & Investments Ltd.	22,920	168
*	Harel Insurance Investments & Financial Services Ltd.	16,468	164
	Sapiens International Corp. NV	4,900	151
*	Perion Network Ltd.	6,614	151
*	Shikun & Binui Ltd.	48,818	131
*	Strauss Group Ltd.	6,048	120
	Mega Or Holdings Ltd.	4,166	109
	Isracard Ltd.	27,519	108
	Hilan Ltd.	1,863	107
	Electra Ltd.	245	106
	One Software Technologies Ltd.	7,504	103
	Matrix IT Ltd.	4,483	94
*	Partner Communications Co. Ltd.	18,911	92

48

ESG International Stock ETF
		Shares	Market Value• ($000)
	Sella Capital Real Estate Ltd.	38,179	85
	Ashtrom Group Ltd.	4,929	81
	FIBI Holdings Ltd.	1,731	78
	Fox Wizel Ltd.	893	75
	Israel Canada T.R Ltd.	19,092	75
	IDI Insurance Co. Ltd.	2,191	72
	Danel Adir Yeoshua Ltd.	724	72
	Maytronics Ltd.	6,590	72
	Delta Galil Ltd.	1,506	71
*	Cellcom Israel Ltd.	15,170	67
*	Kamada Ltd.	10,240	65
	Menora Mivtachim Holdings Ltd.	2,250	63
	Summit Real Estate Holdings Ltd.	4,301	58
	Elco Ltd.	1,586	58
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	890	55
	AudioCodes Ltd.	3,589	49
*	AFI Properties Ltd.	1,025	47
*	G City Ltd.	11,329	36
			16,439
Italy (1.8%)
	UniCredit SpA	287,710	9,637
	Ferrari NV	19,633	8,286
	Intesa Sanpaolo SpA	2,582,216	8,223
	Stellantis NV	280,795	7,346
	Assicurazioni Generali SpA	207,919	4,932
	Moncler SpA	34,366	2,478
	Stellantis NV (XPAR)	73,590	1,924
	Terna - Rete Elettrica Nazionale	239,932	1,880
	Mediobanca Banca di Credito Finanziario SpA	112,328	1,530
	FinecoBank Banca Fineco SpA	103,477	1,434
	Banco BPM SpA	233,681	1,360
*,2	Nexi SpA	131,486	965
	Recordati Industria Chimica e Farmaceutica SpA	16,985	951
[2]	Poste Italiane SpA	66,567	781
	Amplifon SpA	21,691	724
	Interpump Group SpA	14,552	691
	BPER Banca	169,610	681
	Brunello Cucinelli SpA	5,459	656
*	Telecom Italia SpA (Bearer)	1,995,362	622
[2]	Infrastrutture Wireless Italiane SpA	53,349	591
	Reply SpA	4,149	576
	Unipol Gruppo SpA	67,062	539
	Azimut Holding SpA	18,768	538
		Shares	Market Value• ($000)
	Banca Popolare di Sondrio SPA	69,660	521
*	Banca Monte dei Paschi di Siena SpA	122,424	501
	Buzzi SpA	14,277	482
[2]	Pirelli & C SpA	75,225	444
	Italgas SpA	69,870	381
	Banca Mediolanum SpA	33,476	360
	DiaSorin SpA	3,402	343
	De' Longhi SpA	10,356	319
[2]	BFF Bank SpA	25,884	302
	Banca Generali SpA	7,158	265
	Tamburi Investment Partners SpA	26,773	258
	Brembo SpA	19,865	246
*	Telecom Italia SpA (Registered)	694,298	209
[2]	Anima Holding SpA	46,105	208
[2]	Technogym SpA	20,818	198
[2]	Carel Industries SpA	8,397	194
	Maire Tecnimont SpA	33,444	192
	Arnoldo Mondadori Editore SpA	73,257	169
	Banca IFIS SpA	8,740	159
[2]	Enav SpA	45,370	159
	SOL SpA	4,879	154
	Gruppo MutuiOnline SpA	3,987	147
	Danieli & C Officine Meccaniche SpA Saving Shares	5,269	130
	Sesa SpA	932	116
	Italmobiliare SpA	3,648	115
	Salvatore Ferragamo SpA	7,840	102
	Biesse SpA	7,676	101
	Tinexta SpA	5,052	101
	Rizzoli Corriere Della Sera Mediagroup SpA	109,788	88
	Webuild SpA	39,750	84
	Ariston Holding NV	13,911	83
[2]	RAI Way SpA	15,400	80
	El.En. SpA	7,636	70
*,2	GVS SpA	9,878	68
	Salcef Group SpA	2,688	66
	Credito Emiliano SpA	6,294	60
	MARR SpA	4,699	58
	Sanlorenzo SpA	1,303	58
	MFE-MediaForEurope NV Class A	22,785	52
	Zignago Vetro SpA	3,537	50
	Piaggio & C SpA	13,115	44
	UnipolSai Assicurazioni SpA	14,275	41
	Danieli & C Officine Meccaniche SpA	1,043	35

49

ESG International Stock ETF
		Shares	Market Value• ($000)
	MFE-MediaForEurope NV Class B	9,754	31
*,1	Juventus Football Club SpA	10,404	29
	Cementir Holding NV	2,584	26
*	Tod's SpA	471	22
[2]	doValue SpA	9,811	22
	Alerion Cleanpower SpA	693	17
	Datalogic SpA	2,377	15
			65,320
Japan (18.1%)
	Toyota Motor Corp.	1,981,600	47,730
	Mitsubishi UFJ Financial Group Inc.	1,928,600	19,812
	Tokyo Electron Ltd.	72,900	18,087
	Sony Group Corp.	204,700	17,635
	Keyence Corp.	32,100	15,044
	Shin-Etsu Chemical Co. Ltd.	317,700	13,558
	Sumitomo Mitsui Financial Group Inc.	212,000	11,811
	Daiichi Sankyo Co. Ltd.	312,600	10,295
	Recruit Holdings Co. Ltd.	240,949	9,719
	Nintendo Co. Ltd.	173,500	9,695
	Honda Motor Co. Ltd.	810,600	9,632
	SoftBank Group Corp.	161,800	9,584
	Tokio Marine Holdings Inc.	309,500	9,043
	Mizuho Financial Group Inc.	423,720	7,916
	KDDI Corp.	259,800	7,854
	Hoya Corp.	57,200	7,467
	Takeda Pharmaceutical Co. Ltd.	254,857	7,454
	Fast Retailing Co. Ltd.	25,500	7,386
	Denso Corp.	340,000	6,254
	SoftBank Corp.	462,143	6,079
	Nippon Telegraph & Telephone Corp.	4,796,100	5,833
	Advantest Corp.	122,500	5,767
	Seven & i Holdings Co. Ltd.	387,000	5,767
	Murata Manufacturing Co. Ltd.	282,600	5,695
	Oriental Land Co. Ltd.	155,900	5,587
	SMC Corp.	9,200	5,553
	Fujitsu Ltd.	30,100	4,704
	FANUC Corp.	160,400	4,676
	Canon Inc.	157,000	4,591
	Terumo Corp.	116,600	4,543
	Disco Corp.	13,800	4,497
	Chugai Pharmaceutical Co. Ltd.	109,400	4,370
	Bridgestone Corp.	96,100	4,127
	Mitsui Fudosan Co. Ltd.	152,000	4,126
	Shares	Market Value• ($000)
Renesas Electronics Corp.	239,877	3,963
Central Japan Railway Co.	152,800	3,843
MS&AD Insurance Group Holdings Inc.	76,800	3,838
FUJIFILM Holdings Corp.	60,000	3,822
East Japan Railway Co.	61,300	3,627
Dai-ichi Life Holdings Inc.	158,000	3,597
Panasonic Holdings Corp.	357,000	3,375
Suzuki Motor Corp.	76,300	3,359
Lasertec Corp.	12,500	3,354
Astellas Pharma Inc.	304,200	3,325
Japan Post Holdings Co. Ltd.	336,867	3,251
Nidec Corp.	85,500	3,245
Daiwa House Industry Co. Ltd.	111,100	3,208
Otsuka Holdings Co. Ltd.	78,600	3,189
TDK Corp.	60,400	3,149
Ajinomoto Co. Inc.	83,900	3,086
Sompo Holdings Inc.	52,100	3,054
Kyocera Corp.	206,200	3,043
Nomura Holdings Inc.	522,100	2,973
NEC Corp.	43,600	2,943
Aeon Co. Ltd.	122,800	2,932
Kao Corp.	76,800	2,906
Mitsubishi Estate Co. Ltd.	188,200	2,881
Olympus Corp.	201,700	2,870
Kubota Corp.	183,300	2,690
Toyota Industries Corp.	26,800	2,670
Japan Post Bank Co. Ltd.	245,718	2,620
Nippon Yusen KK	79,100	2,519
Sumitomo Mitsui Trust Holdings Inc.	122,000	2,472
Japan Exchange Group Inc.	90,900	2,380
Secom Co. Ltd.	32,300	2,357
Nitto Denko Corp.	24,900	2,289
Shionogi & Co. Ltd.	45,400	2,260
Unicharm Corp.	65,400	2,169
Sekisui House Ltd.	97,000	2,161
Nomura Research Institute Ltd.	71,900	2,020
Sumitomo Realty & Development Co. Ltd.	67,800	2,011
Sumitomo Electric Industries Ltd.	133,200	1,978
Resona Holdings Inc.	361,850	1,975
Bandai Namco Holdings Inc.	101,100	1,947

50

ESG International Stock ETF
		Shares	Market Value• ($000)
	Mitsui OSK Lines Ltd.	54,600	1,870
	Eisai Co. Ltd.	44,600	1,850
	Yaskawa Electric Corp.	44,900	1,840
	Daiwa Securities Group Inc.	247,900	1,828
	Sysmex Corp.	32,500	1,825
	NTT Data Group Corp.	110,200	1,795
	Shiseido Co. Ltd.	65,700	1,786
	Nitori Holdings Co. Ltd.	12,100	1,780
	Shimano Inc.	12,700	1,759
	Kawasaki Kisen Kaisha Ltd.	35,600	1,699
	SCREEN Holdings Co. Ltd.	13,500	1,695
	West Japan Railway Co.	40,451	1,682
	Pan Pacific International Holdings Corp.	69,000	1,627
	Asahi Kasei Corp.	224,400	1,561
	MINEBEA MITSUMI Inc.	71,400	1,481
	T&D Holdings Inc.	83,300	1,450
	Yamaha Motor Co. Ltd.	159,000	1,425
	Tokyu Corp.	109,400	1,361
	Shimadzu Corp.	49,300	1,347
	Nissan Motor Co. Ltd.	333,200	1,313
	Mitsubishi Chemical Group Corp.	227,500	1,305
	Isuzu Motors Ltd.	91,200	1,301
	Dai Nippon Printing Co. Ltd.	44,300	1,294
	Toray Industries Inc.	273,100	1,260
	Asics Corp.	29,500	1,255
	Nippon Paint Holdings Co. Ltd.	168,913	1,255
	Capcom Co. Ltd.	30,600	1,236
	SBI Holdings Inc.	45,700	1,230
	LY Corp.	444,200	1,228
*	Rakuten Group Inc.	223,900	1,227
	Daito Trust Construction Co. Ltd.	10,200	1,210
	Omron Corp.	32,100	1,194
	Ono Pharmaceutical Co. Ltd.	72,100	1,194
	Aisin Corp.	31,400	1,186
	Niterra Co. Ltd.	37,900	1,151
	Mazda Motor Corp.	98,100	1,139
	Daifuku Co. Ltd.	46,600	1,106
	Makita Corp.	42,100	1,101
	Keisei Electric Railway Co. Ltd.	22,700	1,061
	Nexon Co. Ltd.	64,900	1,054
	M3 Inc.	73,200	1,053
	MEIJI Holdings Co. Ltd.	46,700	1,051
	MatsukiyoCocokara & Co.	63,300	1,050
	Nippon Building Fund Inc.	272	1,048
	Shares	Market Value• ($000)
Kintetsu Group Holdings Co. Ltd.	33,600	1,033
Konami Group Corp.	15,300	1,030
Dentsu Group Inc.	36,800	1,020
Nissan Chemical Corp.	24,200	1,012
TOPPAN Holdings Inc.	42,000	1,001
Concordia Financial Group Ltd.	197,300	1,000
Yakult Honsha Co. Ltd.	46,076	993
Tobu Railway Co. Ltd.	38,000	971
Nissin Foods Holdings Co. Ltd.	33,000	962
SUMCO Corp.	61,100	959
Hankyu Hanshin Holdings Inc.	33,200	957
Trend Micro Inc.	18,800	934
Rohm Co. Ltd.	54,400	927
Sekisui Chemical Co. Ltd.	65,400	922
SG Holdings Co. Ltd.	73,534	922
Shizuoka Financial Group Inc.	94,000	920
TIS Inc.	40,600	916
Toyo Suisan Kaisha Ltd.	15,700	911
Kyowa Kirin Co. Ltd.	45,500	901
Kyoto Financial Group Inc.	51,200	895
Chiba Bank Ltd.	109,400	891
Mitsui Chemicals Inc.	31,900	885
Yamato Holdings Co. Ltd.	57,500	874
Hamamatsu Photonics KK	24,200	870
Ibiden Co. Ltd.	18,300	847
Hulic Co. Ltd.	84,670	845
JSR Corp.	31,000	833
Kurita Water Industries Ltd.	20,400	831
Japan Real Estate Investment Corp.	229	825
Nippon Sanso Holdings Corp.	28,200	818
Isetan Mitsukoshi Holdings Ltd.	56,500	798
Resonac Holdings Corp.	32,667	789
Seiko Epson Corp.	48,700	788
Odakyu Electric Railway Co. Ltd.	55,800	785
Fukuoka Financial Group Inc.	29,500	766
Otsuka Corp.	17,300	761
Nomura Real Estate Master Fund Inc.	763	758
NH Foods Ltd.	21,500	751
MISUMI Group Inc.	49,100	750
Mitsubishi HC Capital Inc.	107,360	742

51

ESG International Stock ETF
		Shares	Market Value• ($000)
	Brother Industries Ltd.	43,400	728
	TOTO Ltd.	26,700	723
	Amada Co. Ltd.	64,200	714
	USS Co. Ltd.	40,800	710
	Zensho Holdings Co. Ltd.	16,200	709
	Toho Co. Ltd.	21,600	701
	Haseko Corp.	56,400	698
	Rohto Pharmaceutical Co. Ltd.	34,200	696
	Nippon Prologis REIT Inc.	413	691
*	ANA Holdings Inc.	31,641	690
	Oji Holdings Corp.	175,700	688
	Azbil Corp.	23,400	688
	Tokyu Fudosan Holdings Corp.	103,500	680
	Nisshin Seifun Group Inc.	48,800	675
	Asahi Intecc Co. Ltd.	31,600	658
	Kuraray Co. Ltd.	65,000	657
	KDX Realty Investment Corp.	649	650
	Suntory Beverage & Food Ltd.	19,600	644
	Santen Pharmaceutical Co. Ltd.	63,700	631
	Sumitomo Forestry Co. Ltd.	22,000	628
	Lixil Corp.	49,000	628
	McDonald's Holdings Co. Japan Ltd.	13,300	619
	Hikari Tsushin Inc.	3,400	616
	Ryohin Keikaku Co. Ltd.	38,300	605
	COMSYS Holdings Corp.	26,600	587
	Keio Corp.	20,700	581
	Hoshizaki Corp.	17,000	580
	Japan Post Insurance Co. Ltd.	30,239	557
	Hachijuni Bank Ltd.	90,700	556
	Marui Group Co. Ltd.	34,000	555
	Nippon Express Holdings Inc.	10,500	555
	Tosoh Corp.	40,500	552
	Nikon Corp.	55,700	551
	Yamaha Corp.	25,100	549
	Koito Manufacturing Co. Ltd.	42,800	543
	Seibu Holdings Inc.	37,400	541
	Yokohama Rubber Co. Ltd.	20,300	540
	CyberAgent Inc.	76,700	539
	Sanwa Holdings Corp.	30,300	538
	Japan Airlines Co. Ltd.	28,623	535
	Nagoya Railroad Co. Ltd.	37,400	534
		Shares	Market Value• ($000)
	Taiheiyo Cement Corp.	25,300	531
	Sanrio Co. Ltd.	9,400	527
	Square Enix Holdings Co. Ltd.	12,400	525
	Iwatani Corp.	10,500	522
[1]	BayCurrent Consulting Inc.	23,200	521
	Ulvac Inc.	8,400	518
	Fujikura Ltd.	42,000	514
	Stanley Electric Co. Ltd.	29,900	513
	Daiwa House REIT Investment Corp.	314	512
	Taiyo Yuden Co. Ltd.	23,300	510
	Tokyo Ohka Kogyo Co. Ltd.	16,500	509
	Keikyu Corp.	55,800	496
	NSK Ltd.	89,700	492
	Kyushu Railway Co.	21,400	492
	Hirose Electric Co. Ltd.	4,600	490
	Alfresa Holdings Corp.	32,700	488
	Keihan Holdings Co. Ltd.	21,000	486
[1]	Aozora Bank Ltd.	26,300	483
	Yamazaki Baking Co. Ltd.	20,400	478
	Mebuki Financial Group Inc.	150,400	470
	Tokyo Tatemono Co. Ltd.	32,100	466
	Credit Saison Co. Ltd.	23,800	463
	Hirogin Holdings Inc.	64,300	459
	Advance Residence Investment Corp.	224	458
	Kyushu Financial Group Inc.	59,000	445
	Kansai Paint Co. Ltd.	30,500	443
	Persol Holdings Co. Ltd.	306,000	443
	GMO Payment Gateway Inc.	6,500	439
	Fuyo General Lease Co. Ltd.	4,800	439
	Tsuruha Holdings Inc.	5,700	430
	Sohgo Security Services Co. Ltd.	76,600	425
	Invincible Investment Corp.	1,036	425
	Oracle Corp. Japan	5,400	414
	Orix JREIT Inc.	390	411
	Tokyo Century Corp.	39,200	409
	Japan Airport Terminal Co. Ltd.	10,300	406
	Tokyo Seimitsu Co. Ltd.	5,900	405
	Nabtesco Corp.	24,200	402
	United Urban Investment Corp.	426	402
	Toagosei Co. Ltd.	39,000	402
	Zenkoku Hosho Co. Ltd.	10,900	400

52

ESG International Stock ETF
		Shares	Market Value• ($000)
	THK Co. Ltd.	18,000	397
	Macnica Holdings Inc.	7,100	393
	Nomura Real Estate Holdings Inc.	15,700	391
	Teijin Ltd.	45,800	389
	Toyo Seikan Group Holdings Ltd.	23,100	389
	Hakuhodo DY Holdings Inc.	41,500	386
	INFRONEER Holdings Inc.	37,308	383
	Yamada Holdings Co. Ltd.	132,900	382
	Nagase & Co. Ltd.	22,700	378
	Shinko Electric Industries Co. Ltd.	10,400	378
	Shimamura Co. Ltd.	7,000	373
	J Front Retailing Co. Ltd.	37,600	373
	ZOZO Inc.	16,400	372
	Nichirei Corp.	14,700	368
	Lintec Corp.	17,800	361
	MonotaRO Co. Ltd.	37,100	355
	Hisamitsu Pharmaceutical Co. Inc.	13,700	354
	Daishi Hokuetsu Financial Group Inc.	12,300	354
	TechnoPro Holdings Inc.	17,700	354
	Kobayashi Pharmaceutical Co. Ltd.	8,800	351
	SCSK Corp.	18,800	347
	Medipal Holdings Corp.	22,800	345
	Nihon Kohden Corp.	12,400	344
	Daicel Corp.	36,200	342
	Lion Corp.	38,600	340
	Japan Hotel REIT Investment Corp.	698	338
	Gunma Bank Ltd.	62,200	336
	Air Water Inc.	23,200	335
	Rinnai Corp.	14,400	335
	Open House Group Co. Ltd.	10,600	335
	Nifco Inc.	13,800	333
*	SHIFT Inc.	1,800	333
*	Money Forward Inc.	7,500	333
	Nippon Kayaku Co. Ltd.	38,600	332
	DMG Mori Co. Ltd.	14,200	329
	Fujitec Co. Ltd.	12,600	324
	Fuji Soft Inc.	7,600	324
	Industrial & Infrastructure Fund Investment Corp.	385	324
	Mitsubishi Motors Corp.	104,100	321
	Nippon Electric Glass Co. Ltd.	13,300	321
		Shares	Market Value• ($000)
	Goldwin Inc.	5,500	319
	Miura Co. Ltd.	14,900	318
	Nankai Electric Railway Co. Ltd.	16,200	316
	JTEKT Corp.	33,600	314
	Wacoal Holdings Corp.	12,900	314
	DIC Corp.	16,200	313
	77 Bank Ltd.	11,900	313
	Takashimaya Co. Ltd.	20,500	309
	SHO-BOND Holdings Co. Ltd.	7,200	308
	Yamaguchi Financial Group Inc.	30,200	307
*	Konica Minolta Inc.	91,100	301
	Suzuken Co. Ltd.	10,100	301
	Internet Initiative Japan Inc.	16,200	301
	Kamigumi Co. Ltd.	12,800	300
	Sumitomo Rubber Industries Ltd.	25,700	300
	Seino Holdings Co. Ltd.	21,100	299
	Iyogin Holdings Inc.	39,800	299
	NSD Co. Ltd.	15,600	298
	Koei Tecmo Holdings Co. Ltd.	23,780	298
	Sundrug Co. Ltd.	9,500	297
	Maruwa Co. Ltd.	1,300	297
	Maruha Nichiro Corp.	14,900	294
	Anritsu Corp.	34,100	293
	Kaken Pharmaceutical Co. Ltd.	12,200	289
	Nippon Shinyaku Co. Ltd.	9,100	289
	Jeol Ltd.	6,500	289
	Alps Alpine Co. Ltd.	39,200	288
	Mitsubishi Logistics Corp.	9,200	282
	ADEKA Corp.	13,600	280
	Daihen Corp.	5,300	279
	Kose Corp.	5,000	278
	BIPROGY Inc.	8,900	276
	Toho Gas Co. Ltd.	13,700	274
	Kadokawa Corp.	14,344	274
	Dexerials Corp.	6,800	274
	Nihon M&A Center Holdings Inc.	40,500	272
	Nishi-Nippon Financial Holdings Inc.	21,500	272
	Coca-Cola Bottlers Japan Holdings Inc.	20,400	270
	Sekisui House REIT Inc.	540	267
	Tomy Co. Ltd.	14,900	265
*	Mercari Inc.	19,400	265
	Toyo Tire Corp.	14,500	263
	Rakus Co. Ltd.	16,600	263
	OKUMA Corp.	5,500	259

53

ESG International Stock ETF
		Shares	Market Value• ($000)
	Sumitomo Bakelite Co. Ltd.	4,500	259
	Furukawa Electric Co. Ltd.	13,000	258
	Nippon Gas Co. Ltd.	16,500	258
	Citizen Watch Co. Ltd.	36,800	256
	Ezaki Glico Co. Ltd.	8,600	256
	Kewpie Corp.	13,700	255
	Osaka Soda Co. Ltd.	3,300	255
	NOK Corp.	17,800	252
	Iida Group Holdings Co. Ltd.	19,500	252
	Japan Prime Realty Investment Corp.	114	250
	Nissui Corp.	38,400	244
	Sugi Holdings Co. Ltd.	15,300	240
	Mabuchi Motor Co. Ltd.	13,000	237
	Hanwa Co. Ltd.	6,200	236
	Ito En Ltd.	8,400	234
	NHK Spring Co. Ltd.	24,300	234
	Activia Properties Inc.	90	234
	Toyoda Gosei Co. Ltd.	11,300	233
*	Park24 Co. Ltd.	19,400	230
	EXEO Group Inc.	10,900	229
	Dowa Holdings Co. Ltd.	6,500	227
	Kaneka Corp.	9,400	226
	Towa Corp.	3,600	226
	Kagome Co. Ltd.	9,800	225
	Mitsui Fudosan Logistics Park Inc.	79	224
	Pigeon Corp.	21,900	223
	Toyo Corp.	21,700	222
	Mizuho Leasing Co. Ltd.	6,000	220
	Fujimi Inc.	8,700	219
	LaSalle Logiport REIT	233	219
	House Foods Group Inc.	10,400	218
	Kakaku.com Inc.	18,900	217
	Sankyu Inc.	6,100	216
	Morinaga Milk Industry Co. Ltd.	10,400	215
	Daiwabo Holdings Co. Ltd.	12,200	214
	Sawai Group Holdings Co. Ltd.	5,600	214
	NET One Systems Co. Ltd.	12,200	212
	Rorze Corp.	1,500	212
	Amano Corp.	8,600	211
	Organo Corp.	4,100	211
	Takasago Thermal Engineering Co. Ltd.	7,200	210
	MEITEC Group Holdings Inc.	10,300	209
	Ushio Inc.	15,700	208
	Taisho Pharmaceutical Holdings Co. Ltd.	3,600	206
		Shares	Market Value• ($000)
	Casio Computer Co. Ltd.	25,400	205
	GS Yuasa Corp.	10,900	205
	Benesse Holdings Inc.	11,800	204
	Artnature Inc.	39,600	204
	Denka Co. Ltd.	12,300	202
	Hokuhoku Financial Group Inc.	17,500	202
	Monex Group Inc.	32,700	202
[1]	Hokuetsu Corp.	20,200	200
	Harmonic Drive Systems Inc.	7,600	199
	Calbee Inc.	9,300	199
	Mori Trust REIT Inc.	422	196
	Tsumura & Co.	10,600	195
	Gunze Ltd.	5,200	195
	Kyudenko Corp.	4,900	191
	Daiwa Office Investment Corp.	49	191
	OBIC Business Consultants Co. Ltd.	4,000	191
	Mitsui High-Tec Inc.	3,400	191
	Mitsubishi Estate Logistics REIT Investment Corp.	82	191
	Frontier Real Estate Investment Corp.	66	189
	Rengo Co. Ltd.	28,300	189
	OSG Corp.	13,400	188
	Topcon Corp.	15,800	188
	ST Corp.	17,700	184
	ABC-Mart Inc.	10,600	182
	Nagatanien Holdings Co. Ltd.	12,300	182
	Nisshinbo Holdings Inc.	21,600	181
	Sangetsu Corp.	7,700	181
	Sotetsu Holdings Inc.	9,900	180
	Kanamoto Co. Ltd.	9,400	180
	Daiwa Securities Living Investments Corp.	268	180
	Canon Marketing Japan Inc.	5,900	176
	Comforia Residential REIT Inc.	92	176
	Fuji Corp.	10,100	174
*	Outsourcing Inc.	14,900	174
	Yushin Precision Equipment Co. Ltd.	37,700	173
	Takeuchi Manufacturing Co. Ltd.	4,900	172
*	Sharp Corp.	31,400	171
	CKD Corp.	8,300	171
	Daiseki Co. Ltd.	6,380	169
	Toridoll Holdings Corp.	5,900	169
	Morinaga & Co. Ltd.	9,400	168
	Zeon Corp.	19,800	168

54

ESG International Stock ETF
		Shares	Market Value• ($000)
	Yoshinoya Holdings Co. Ltd.	7,900	168
	Shiga Bank Ltd.	6,100	168
	Aeon Mall Co. Ltd.	14,300	167
*	Sansan Inc.	14,000	167
	TS Tech Co. Ltd.	12,800	166
	Nakanishi Inc.	10,400	166
	K's Holdings Corp.	18,500	160
	Chugin Financial Group Inc.	20,200	159
*	Appier Group Inc.	12,600	159
	Mori Hills REIT Investment Corp.	181	158
	Seven Bank Ltd.	78,000	156
	Taiyo Holdings Co. Ltd.	7,100	154
	Hazama Ando Corp.	18,600	153
	Sanken Electric Co. Ltd.	3,000	152
	Okasan Securities Group Inc.	28,900	151
	Torishima Pump Manufacturing Co. Ltd.	7,900	150
	JVCKenwood Corp.	27,100	150
	Nitto Boseki Co. Ltd.	4,000	149
*	PeptiDream Inc.	14,000	148
	Nojima Corp.	13,200	148
	Wellneo Sugar Co. Ltd.	9,400	148
	Dentsu Soken Inc.	4,100	147
	Kokuyo Co. Ltd.	9,300	147
*,1	Right On Co. Ltd.	54,000	147
	Bic Camera Inc.	17,100	147
	Okamura Corp.	10,000	146
	Japan Material Co. Ltd.	8,500	145
	Toho Holdings Co. Ltd.	6,800	144
	Toyota Boshoku Corp.	9,000	143
	PALTAC Corp.	5,100	143
	Nippon Shokubai Co. Ltd.	3,800	142
	Kaga Electronics Co. Ltd.	3,200	142
	SMS Co. Ltd.	8,000	142
	Tokuyama Corp.	8,700	141
	Fancl Corp.	10,100	140
	San-In Godo Bank Ltd.	18,200	140
	Kanematsu Corp.	8,700	139
	NEC Networks & System Integration Corp.	8,500	139
	Daiichikosho Co. Ltd.	10,700	138
	Fuji Kyuko Co. Ltd.	5,200	138
*	Hino Motors Ltd.	41,200	137
	Suruga Bank Ltd.	25,300	137
	Ain Holdings Inc.	4,300	136
	GMO internet group Inc.	7,500	136
	TKC Corp.	5,500	136
	Nippon Kanzai Holdings Co. Ltd.	7,900	136
	Seria Co. Ltd.	6,700	135
		Shares	Market Value• ($000)
	Kyoritsu Maintenance Co. Ltd.	3,200	135
	Tokyo Electron Device Ltd.	2,800	135
	C Uyemura & Co. Ltd.	1,700	135
*	Leopalace21 Corp.	43,700	134
	NTT UD REIT Investment Corp.	169	134
	Acom Co. Ltd.	53,400	133
	Valor Holdings Co. Ltd.	8,200	133
	Resorttrust Inc.	7,600	131
	Descente Ltd.	5,800	131
	Hulic REIT Inc.	134	131
	JAFCO Group Co. Ltd.	10,800	130
	Tadano Ltd.	15,400	130
	Ferrotec Holdings Corp.	6,500	130
	H2O Retailing Corp.	11,000	129
	TBS Holdings Inc.	4,900	129
	Aica Kogyo Co. Ltd.	5,400	128
	Riken Keiki Co. Ltd.	2,500	128
	Benefit One Inc.	8,800	128
*	Fujita Kanko Inc.	3,100	127
	Nippon Soda Co. Ltd.	3,100	127
	Mani Inc.	9,200	125
	Pilot Corp.	4,700	125
	Hyakugo Bank Ltd.	28,200	125
	Takuma Co. Ltd.	9,600	125
	NTN Corp.	58,400	124
	Kureha Corp.	6,900	124
*	PKSHA Technology Inc.	2,900	123
	Nishi-Nippon Railroad Co. Ltd.	7,500	121
	Taikisha Ltd.	3,800	120
	Glory Ltd.	6,100	119
	Aichi Financial Group Inc.	6,563	119
*	Medley Inc.	3,500	118
	Japan Excellent Inc.	148	117
	Relo Group Inc.	14,400	116
	Juroku Financial Group Inc.	3,900	116
	Japan Aviation Electronics Industry Ltd.	6,500	115
	DeNA Co. Ltd.	11,800	115
	As One Corp.	3,300	115
	Ryosan Co. Ltd.	3,200	115
	Yaoko Co. Ltd.	2,000	115
	DCM Holdings Co. Ltd.	11,900	115
*	Sosei Group Corp.	11,700	114
	UACJ Corp.	4,100	113
	FP Corp.	6,100	112
	Digital Garage Inc.	4,800	112
	Mochida Pharmaceutical Co. Ltd.	5,100	111
	Nipro Corp.	13,300	110

55

ESG International Stock ETF
		Shares	Market Value• ($000)
	MIRAIT ONE Corp.	8,800	110
	ARE Holdings Inc.	8,400	109
	Tokyo Kiraboshi Financial Group Inc.	3,600	109
	Elecom Co. Ltd.	10,100	108
	Sumitomo Warehouse Co. Ltd.	6,300	108
	Nitto Kogyo Corp.	3,500	107
	Tri Chemical Laboratories Inc.	3,300	107
	Hogy Medical Co. Ltd.	4,400	106
	Inaba Denki Sangyo Co. Ltd.	4,500	106
	Bank of Nagoya Ltd.	2,400	106
	DTS Corp.	3,900	105
	Makino Milling Machine Co. Ltd.	2,700	105
*	Nippon Paper Industries Co. Ltd.	13,700	104
	Iino Kaiun Kaisha Ltd.	12,100	104
	Bank of Iwate Ltd.	5,900	104
	Topre Corp.	6,300	104
	Senshu Ikeda Holdings Inc.	40,700	104
	H.U. Group Holdings Inc.	6,000	103
	Matsuyafoods Holdings Co. Ltd.	2,600	102
	Open Up Group Inc.	7,000	102
	Meiko Electronics Co. Ltd.	3,100	102
	Sinko Industries Ltd.	4,500	101
	Yodogawa Steel Works Ltd.	3,400	101
*	UT Group Co. Ltd.	4,300	101
	AEON Financial Service Co. Ltd.	11,500	100
	Sumitomo Osaka Cement Co. Ltd.	4,200	100
	Nextage Co. Ltd.	6,100	100
	Hokkoku Financial Holdings Inc.	3,100	100
	EM Systems Co. Ltd.	20,400	98
	Izumi Co. Ltd.	4,200	97
	Tokai Rika Co. Ltd.	5,900	97
	Mitsubishi Logisnext Co. Ltd.	8,800	97
	Katitas Co. Ltd.	7,200	97
	Godo Steel Ltd.	2,400	96
	Inabata & Co. Ltd.	4,500	96
	Kitz Corp.	11,400	96
	Daiei Kankyo Co. Ltd.	5,100	96
	Jaccs Co. Ltd.	2,600	95
	Fujitsu General Ltd.	7,300	94
	Pola Orbis Holdings Inc.	9,400	94
	Bando Chemical Industries Ltd.	8,200	94
		Shares	Market Value• ($000)
	Heiwa Real Estate REIT Inc.	104	94
	North Pacific Bank Ltd.	34,300	92
	Heiwa Real Estate Co. Ltd.	3,400	89
[1]	Ministop Co. Ltd.	8,500	89
	Shoei Co. Ltd.	6,300	89
	Mitsui-Soko Holdings Co. Ltd.	2,800	88
	Mizuno Corp.	2,500	88
	Chugoku Marine Paints Ltd.	6,000	87
	Seiren Co. Ltd.	5,100	87
	Simplex Holdings Inc.	5,100	87
	Yamazen Corp.	10,100	86
	Belc Co. Ltd.	2,000	85
	PAL GROUP Holdings Co. Ltd.	5,600	85
	Japan Wool Textile Co. Ltd.	9,300	85
	Arata Corp.	3,800	85
	Max Co. Ltd.	4,000	85
	Prima Meat Packers Ltd.	5,600	85
	Starts Corp. Inc.	4,200	85
	Toa Corp.	2,500	85
	Joyful Honda Co. Ltd.	6,100	85
	Aiful Corp.	30,400	84
	SKY Perfect JSAT Holdings Inc.	14,100	84
	Noritake Co. Ltd.	1,500	84
	Shibaura Machine Co. Ltd.	3,400	84
	NPR-RIKEN Corp.	4,200	84
	Menicon Co. Ltd.	7,000	83
	KFC Holdings Japan Ltd.	2,900	82
	Kiyo Bank Ltd.	6,600	82
	Nikkon Holdings Co. Ltd.	4,000	82
	Tsubakimoto Chain Co.	2,500	82
	Megachips Corp.	2,900	81
	JP-Holdings Inc.	26,700	81
	Mitsubishi Pencil Co. Ltd.	5,100	81
	Trusco Nakayama Corp.	5,200	81
	Daio Paper Corp.	10,900	81
	Toyo Construction Co. Ltd.	8,500	81
	Totech Corp.	1,600	81
	Tokyo Individualized Educational Institute Inc.	27,000	80
	Adastria Co. Ltd.	3,500	80
	Nishimatsu Construction Co. Ltd.	2,625	80
	Fuji Media Holdings Inc.	6,600	79
	Seiko Group Corp.	3,400	79

56

ESG International Stock ETF
	Shares	Market Value• ($000)
MOS Food Services Inc.	3,300	79
Ariake Japan Co. Ltd.	2,200	78
Sumitomo Pharma Co. Ltd.	31,100	77
ARCLANDS Corp.	6,900	77
Nisshin Oillio Group Ltd.	2,200	77
Sanyo Electric Railway Co. Ltd.	5,400	77
MCJ Co. Ltd.	8,500	77
JCU Corp.	2,700	77
Hirata Corp.	1,400	76
Kissei Pharmaceutical Co. Ltd.	3,300	75
Pasona Group Inc.	3,900	75
CRE Logistics REIT Inc.	79	75
FCC Co. Ltd.	5,200	74
Fuso Chemical Co. Ltd.	2,300	74
Hokkan Holdings Ltd.	6,000	74
Tsurumi Manufacturing Co. Ltd.	3,100	73
Ichigo Office REIT Investment Corp.	140	73
KeePer Technical Laboratory Co. Ltd.	1,700	73
Aoyama Trading Co. Ltd.	6,600	72
Chudenko Corp.	3,700	72
KYB Corp.	2,100	72
Konishi Co. Ltd.	7,400	72
Kumiai Chemical Industry Co. Ltd.	13,100	72
Life Corp.	2,800	72
Nippon Yakin Kogyo Co. Ltd.	2,300	72
Ricoh Leasing Co. Ltd.	2,100	72
Systena Corp.	37,000	71
KOMEDA Holdings Co. Ltd.	3,900	71
Hosiden Corp.	5,400	70
Riso Kagaku Corp.	3,200	70
Tokai Tokyo Financial Holdings Inc.	17,500	69
ASKUL Corp.	4,900	69
Musashi Seimitsu Industry Co. Ltd.	6,100	68
Mitsuuroko Group Holdings Co. Ltd.	7,200	68
Nippn Corp.	4,300	68
Sakata INX Corp.	7,000	68
Sinfonia Technology Co. Ltd.	3,800	68
Zuken Inc.	2,200	68
Premium Group Co. Ltd.	5,400	68
Japan Lifeline Co. Ltd.	7,700	67
Nichiha Corp.	2,900	67
Oki Electric Industry Co. Ltd.	9,300	67
Shochiku Co. Ltd.	1,000	67
		Shares	Market Value• ($000)
	Tama Home Co. Ltd.	2,400	67
	Toyo Gosei Co. Ltd.	1,000	67
	West Holdings Corp.	3,400	67
	Megmilk Snow Brand Co. Ltd.	4,400	66
	en Japan Inc.	3,900	66
	Ryobi Ltd.	3,900	66
	Wakita & Co. Ltd.	6,400	66
	Advance Logistics Investment Corp.	84	66
	Base Co. Ltd.	2,900	66
	Nippon Pillar Packing Co. Ltd.	1,800	66
	Shibaura Mechatronics Corp.	1,500	66
	Fuji Oil Holdings Inc.	3,900	65
	Keiyo Bank Ltd.	13,000	65
	Milbon Co. Ltd.	3,000	65
	Nanto Bank Ltd.	3,400	65
	Paramount Bed Holdings Co. Ltd.	3,900	65
	Musashino Bank Ltd.	3,300	64
	Tachibana Eletech Co. Ltd.	3,000	64
	Argo Graphics Inc.	2,200	63
	Central Glass Co. Ltd.	3,300	63
	Heiwado Co. Ltd.	4,600	63
	Nippon Carbon Co. Ltd.	1,800	63
	Toshiba TEC Corp.	3,000	63
	Topy Industries Ltd.	3,100	63
	Duskin Co. Ltd.	2,800	63
	Genky DrugStores Co. Ltd.	1,400	63
	Funai Soken Holdings Inc.	3,700	62
	Achilles Corp.	5,800	62
	Kyokuyo Co. Ltd.	2,600	62
	Meidensha Corp.	3,500	62
	Miroku Jyoho Service Co. Ltd.	4,800	62
	Nippon Densetsu Kogyo Co. Ltd.	4,600	62
	Nippon Seiki Co. Ltd.	6,000	62
	Okamoto Industries Inc.	1,900	62
	YAMABIKO Corp.	5,000	62
	Fuji Seal International Inc.	4,500	61
[1]	Enplas Corp.	1,100	61
	Nihon Parkerizing Co. Ltd.	7,300	61
	Transcosmos Inc.	3,000	61
	TOKAI Holdings Corp.	9,000	61
	BML Inc.	3,200	60
	Maxell Ltd.	5,800	60
	Mitsuboshi Belting Ltd.	1,800	60
	Nishio Holdings Co. Ltd.	2,300	60
	Noritsu Koki Co. Ltd.	2,800	60

57

ESG International Stock ETF
		Shares	Market Value• ($000)
	Raito Kogyo Co. Ltd.	4,700	60
	AZ-COM MARUWA Holdings Inc.	6,100	60
	PHC Holdings Corp.	7,400	60
	Kosaido Holdings Co. Ltd.	13,000	60
	Toyobo Co. Ltd.	8,000	59
	Hokuto Corp.	4,900	59
	Aeon Delight Co. Ltd.	2,600	59
	Komori Corp.	6,900	59
	Mitsuba Corp.	6,100	59
	Shoei Foods Corp.	1,900	59
	Tekken Corp.	3,600	59
	Ai Holdings Corp.	3,700	59
	GungHo Online Entertainment Inc.	4,000	58
	Awa Bank Ltd.	3,200	58
	Ichibanya Co. Ltd.	7,000	58
	Cybozu Inc.	4,700	58
	Toho Titanium Co. Ltd.	5,300	58
	Towa Pharmaceutical Co. Ltd.	3,100	58
	JINS Holdings Inc.	2,100	58
	TOMONY Holdings Inc.	21,200	58
	Asahi Diamond Industrial Co. Ltd.	9,400	57
	Ichiyoshi Securities Co. Ltd.	10,600	57
	KH Neochem Co. Ltd.	3,800	57
*	Raksul Inc.	7,600	57
	Furukawa Co. Ltd.	4,700	56
	Futaba Industrial Co. Ltd.	7,800	56
	JCR Pharmaceuticals Co. Ltd.	9,300	56
	Onward Holdings Co. Ltd.	16,300	56
	Sintokogio Ltd.	7,200	56
	ESPEC Corp.	3,000	56
	T Hasegawa Co. Ltd.	2,700	56
	DKS Co. Ltd.	2,400	56
	LITALICO Inc.	3,800	56
	EDION Corp.	5,400	55
	Retail Partners Co. Ltd.	4,700	55
	Nissha Co. Ltd.	5,500	55
	Totetsu Kogyo Co. Ltd.	2,700	55
	Change Holdings Inc.	5,600	55
	Septeni Holdings Co. Ltd.	17,600	55
	Aisan Industry Co. Ltd.	5,200	54
	Siix Corp.	4,900	54
	Torii Pharmaceutical Co. Ltd.	1,900	54
	Yuasa Trading Co. Ltd.	1,600	54
	Nippon Light Metal Holdings Co. Ltd.	4,690	54
*	RENOVA Inc.	7,300	54
		Shares	Market Value• ($000)
	Feed One Co. Ltd.	7,780	54
	Sala Corp.	10,100	54
	Yahagi Construction Co. Ltd.	5,100	53
	San ju San Financial Group Inc.	4,000	53
	MEC Co. Ltd.	1,800	53
	Takara Bio Inc.	7,600	52
	Shizuoka Gas Co. Ltd.	8,400	52
	Nichicon Corp.	6,300	52
	Uchida Yoko Co. Ltd.	1,000	52
	Usen-Next Holdings Co. Ltd.	1,700	52
	Iriso Electronics Co. Ltd.	2,500	51
	Japan Pulp & Paper Co. Ltd.	1,500	51
	Kurabo Industries Ltd.	2,400	51
	Kohnan Shoji Co. Ltd.	1,800	51
	Yokogawa Bridge Holdings Corp.	2,700	51
	Starzen Co. Ltd.	2,700	51
	Senshu Electric Co. Ltd.	2,000	51
	Hioki EE Corp.	1,100	50
	OSAKA Titanium Technologies Co. Ltd.	2,800	50
	Nomura Co. Ltd.	8,800	50
	SWCC Corp.	2,200	50
	San-A Co. Ltd.	1,600	49
	Idec Corp.	2,600	49
	Kurimoto Ltd.	2,200	49
*	Nippon Sheet Glass Co. Ltd.	14,000	49
	Sakai Moving Service Co. Ltd.	2,800	49
	Sato Holdings Corp.	3,300	49
	Toyo Kanetsu KK	1,600	49
	Kyorin Pharmaceutical Co. Ltd.	4,100	49
	eGuarantee Inc.	3,700	49
	Altech Corp.	2,500	49
	Daiichi Jitsugyo Co. Ltd.	3,600	48
	Ichigo Inc.	18,300	48
	Matsuya Co. Ltd.	7,400	48
	Future Corp.	4,200	47
	Roland DG Corp.	1,400	47
	Fuji Co. Ltd.	3,700	47
	Piolax Inc.	2,500	47
	Hyakujushi Bank Ltd.	2,500	47
	Tachi-S Co. Ltd.	3,400	47
	JAC Recruitment Co. Ltd.	9,200	47
	CTI Engineering Co. Ltd.	1,200	47
	Seikitokyu Kogyo Co. Ltd.	3,600	47
	United Arrows Ltd.	3,900	46
	Fukushima Galilei Co. Ltd.	1,200	46

58

ESG International Stock ETF
		Shares	Market Value• ($000)
	Intage Holdings Inc.	3,500	46
	Ogaki Kyoritsu Bank Ltd.	3,200	46
	NS United Kaiun Kaisha Ltd.	1,300	46
	Showa Sangyo Co. Ltd.	1,981	46
	WingArc1st Inc.	2,300	46
	Teikoku Electric Manufacturing Co. Ltd.	2,500	45
	Geo Holdings Corp.	3,500	45
*	HIS Co. Ltd.	3,900	45
	Maruzen Showa Unyu Co. Ltd.	1,500	45
	Sanyo Chemical Industries Ltd.	1,600	45
	Japan Transcity Corp.	10,900	45
	Yokorei Co. Ltd.	6,300	45
	Japan Best Rescue System Co. Ltd.	6,800	45
*	euglena Co. Ltd.	11,000	45
	Fixstars Corp.	3,500	45
	VT Holdings Co. Ltd.	12,700	44
	Dai Nippon Toryo Co. Ltd.	5,700	44
	Nissan Shatai Co. Ltd.	6,900	44
	Sanyo Special Steel Co. Ltd.	2,900	44
[1]	Yondoshi Holdings Inc.	3,500	44
	Token Corp.	700	44
	Nagawa Co. Ltd.	900	44
	Chubu Steel Plate Co. Ltd.	2,700	44
	Aiphone Co. Ltd.	2,300	43
	Asahi Yukizai Corp.	1,500	43
	Fujiya Co. Ltd.	2,600	43
	TSI Holdings Co. Ltd.	9,900	43
	Bank of the Ryukyus Ltd.	5,500	42
	Anest Iwata Corp.	4,600	42
	dip Corp.	2,400	42
	KAWADA TECHNOLOGIES Inc.	700	42
	Insource Co. Ltd.	7,200	42
	Integrated Design & Engineering Holdings Co. Ltd.	1,700	42
	Aichi Steel Corp.	1,700	41
*	ES-Con Japan Ltd.	6,100	41
	Kameda Seika Co. Ltd.	1,400	41
[1]	Studio Alice Co. Ltd.	3,000	41
	Mitsui DM Sugar Holdings Co. Ltd.	1,900	41
	Sumitomo Densetsu Co. Ltd.	2,000	41
	Zojirushi Corp.	4,400	41
	Bell System24 Holdings Inc.	3,600	41
	Shares	Market Value• ($000)
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,400	40
Optex Group Co. Ltd.	3,200	40
Press Kogyo Co. Ltd.	8,800	40
Sanyo Denki Co. Ltd.	900	40
Sumitomo Riko Co. Ltd.	4,700	40
Unipres Corp.	5,500	40
Earth Corp.	1,400	40
Koshidaka Holdings Co. Ltd.	6,400	40
Create SD Holdings Co. Ltd.	1,800	40
Mirai Corp.	135	40
J Trust Co. Ltd.	13,800	39
CMK Corp.	9,300	39
Fujimori Kogyo Co. Ltd.	1,500	39
Fujibo Holdings Inc.	1,300	39
Ishihara Sangyo Kaisha Ltd.	3,900	39
Nippon Sharyo Ltd.	2,400	39
Rock Field Co. Ltd.	3,500	39
Shikoku Kasei Holdings Corp.	3,100	39
Sumida Corp.	4,800	39
Tamron Co. Ltd.	900	39
Tochigi Bank Ltd.	17,200	39
Yurtec Corp.	4,400	39
Vital KSK Holdings Inc.	4,400	39
One REIT Inc.	23	39
Aeon Hokkaido Corp.	6,500	39
Chilled & Frozen Logistics Holdings Co. Ltd.	3,200	39
Roland Corp.	1,300	39
Health Care & Medical Investment Corp.	45	39
Daiwa Industries Ltd.	4,000	38
Fujicco Co. Ltd.	2,900	38
Furuno Electric Co. Ltd.	2,500	38
Prestige International Inc.	8,900	38
G-Tekt Corp.	2,800	38
Trancom Co. Ltd.	900	38
WATAMI Co. Ltd.	5,700	38
Nichireki Co. Ltd.	2,400	38
Oita Bank Ltd.	2,000	37
Warabeya Nichiyo Holdings Co. Ltd.	2,000	37
Anicom Holdings Inc.	9,400	37
Vector Inc.	4,500	37
Hankyu Hanshin REIT Inc.	41	37
Procrea Holdings Inc.	2,900	37
TV Asahi Holdings Corp.	2,800	36
Computer Engineering & Consulting Ltd.	2,900	36
Hibiya Engineering Ltd.	2,100	36

59

ESG International Stock ETF
		Shares	Market Value• ($000)
	Digital Arts Inc.	1,200	36
	Neturen Co. Ltd.	5,200	36
	Nippon Signal Co. Ltd.	5,300	36
	Ryoyo Electro Corp.	1,300	36
	Sodick Co. Ltd.	7,200	36
	Artience Co. Ltd.	1,900	36
	Tsugami Corp.	4,600	36
	Doutor Nichires Holdings Co. Ltd.	2,600	36
	RS Technologies Co. Ltd.	2,000	36
	TechMatrix Corp.	2,700	36
	Arakawa Chemical Industries Ltd.	4,600	35
	Hosokawa Micron Corp.	1,100	35
	Komeri Co. Ltd.	1,500	35
	Nippon Thompson Co. Ltd.	8,000	35
	Okura Industrial Co. Ltd.	1,600	35
	Riken Technos Corp.	5,300	35
	Pack Corp.	1,500	35
	Yonex Co. Ltd.	4,600	35
	Qol Holdings Co. Ltd.	3,200	35
*	Istyle Inc.	11,000	35
	Osaka Organic Chemical Industry Ltd.	1,600	35
	Nippon Fine Chemical Co. Ltd.	2,000	35
	ESCON Japan REIT Investment Corp.	46	35
	Ines Corp.	3,200	34
	Kanto Denka Kogyo Co. Ltd.	5,600	34
	Sumitomo Mitsui Construction Co. Ltd.	11,800	34
	Mitsubishi Research Institute Inc.	1,000	34
	TRE Holdings Corp.	4,200	34
	Furuya Metal Co. Ltd.	500	34
	Inageya Co. Ltd.	3,900	33
	Nichiban Co. Ltd.	2,600	33
	Shikoku Bank Ltd.	4,400	33
	Tanseisha Co. Ltd.	6,300	33
	Daikyonishikawa Corp.	6,600	33
	YAKUODO Holdings Co. Ltd.	1,700	33
	Goldcrest Co. Ltd.	2,100	32
	Tocalo Co. Ltd.	2,800	32
	Broadleaf Co. Ltd.	8,600	32
	Akita Bank Ltd.	2,200	31
[1]	Riso Kyoiku Co. Ltd.	21,100	31
	Chiyoda Integre Co. Ltd.	1,800	31
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,700	31
	Infocom Corp.	2,000	31
		Shares	Market Value• ($000)
	Pacific Industrial Co. Ltd.	3,100	31
	Sekisui Jushi Corp.	1,800	31
	Senko Group Holdings Co. Ltd.	4,400	31
	Shima Seiki Manufacturing Ltd.	3,400	31
	Tamura Corp.	8,300	31
	TOC Co. Ltd.	7,000	31
	Yamagata Bank Ltd.	3,900	31
	Noevir Holdings Co. Ltd.	900	31
*	Vision Inc.	3,800	31
	Elan Corp.	4,800	31
	ASKA Pharmaceutical Holdings Co. Ltd.	2,200	31
	Itoham Yonekyu Holdings Inc.	1,080	30
	Daido Metal Co. Ltd.	8,000	30
	Futaba Corp.	8,900	30
	Kyodo Printing Co. Ltd.	1,400	30
	Riken Vitamin Co. Ltd.	1,800	30
	Star Micronics Co. Ltd.	2,500	30
	Tenma Corp.	1,900	30
	Toho Bank Ltd.	13,000	30
	Hoosiers Holdings Co. Ltd.	4,100	30
	Konoike Transport Co. Ltd.	2,400	30
	Fudo Tetra Corp.	2,000	29
	Fukui Bank Ltd.	2,300	29
	Komatsu Matere Co. Ltd.	5,600	29
	Shinko Shoji Co. Ltd.	3,600	29
	SRA Holdings	1,100	29
	Tsubaki Nakashima Co. Ltd.	5,700	29
	ZIGExN Co. Ltd.	7,800	29
	Yamashin-Filter Corp.	11,300	29
	Avant Group Corp.	3,200	29
	Bunka Shutter Co. Ltd.	2,700	28
	V Technology Co. Ltd.	1,600	28
	Seikagaku Corp.	5,500	28
	Shibusawa Warehouse Co. Ltd.	1,400	28
	Tsukishima Holdings Co. Ltd.	2,900	28
*,1	Snow Peak Inc.	3,400	28
	Nisso Holdings Co. Ltd.	5,000	28
	Axial Retailing Inc.	1,000	27
	Key Coffee Inc.	2,000	27
	Mandom Corp.	3,000	27
	Nippon Road Co. Ltd.	2,000	27
	Sakai Chemical Industry Co. Ltd.	2,000	27
	Zenrin Co. Ltd.	4,800	27
	COLOPL Inc.	7,100	27
	Nittoku Co. Ltd.	2,100	27

60

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Demae-Can Co. Ltd.	10,400	27
	KPP Group Holdings Co. Ltd.	6,200	27
	Raysum Co. Ltd.	1,100	27
	Shinwa Co. Ltd.	1,600	26
	Koa Corp.	2,600	26
	CMIC Holdings Co. Ltd.	1,500	26
	Rheon Automatic Machinery Co. Ltd.	2,700	26
	Sumitomo Seika Chemicals Co. Ltd.	800	26
	CI Takiron Corp.	5,900	26
	Tayca Corp.	2,500	26
	Toa Corp. (XTKS)	3,500	26
	Yokowo Co. Ltd.	2,500	26
	NEC Capital Solutions Ltd.	1,000	26
	Mie Kotsu Group Holdings Inc.	6,400	26
	Takaoka Toko Co. Ltd.	1,600	26
[1]	eRex Co. Ltd.	5,300	26
	Ebase Co. Ltd.	4,800	26
	Oro Co. Ltd.	1,400	26
	Daiki Aluminium Industry Co. Ltd.	3,300	26
	Ki-Star Real Estate Co. Ltd.	1,100	26
	Asanuma Corp.	900	26
	Autobacs Seven Co. Ltd.	2,200	25
	Aida Engineering Ltd.	4,400	25
	Obara Group Inc.	1,000	25
	Fukuda Corp.	700	25
	JSP Corp.	1,700	25
	Nihon Nohyaku Co. Ltd.	5,200	25
	Nissin Corp.	1,300	25
	Dai-Dan Co. Ltd.	2,000	25
	Tosei Corp.	1,800	25
	Shin Nippon Biomedical Laboratories Ltd.	2,300	25
	Ryoden Corp.	1,400	25
	Alconix Corp.	2,600	25
	Sankyo Tateyama Inc.	4,400	25
	Oriental Shiraishi Corp.	9,400	25
	Takatori Corp.	800	25
	Exedy Corp.	1,200	24
	Weathernews Inc.	700	24
	Kanaden Corp.	2,300	24
	Marudai Food Co. Ltd.	2,200	24
	Nohmi Bosai Ltd.	1,600	24
	Nissei ASB Machine Co. Ltd.	800	24
	Shin-Etsu Polymer Co. Ltd.	2,300	24
*	Tatsuta Electric Wire & Cable Co. Ltd.	5,200	24
	Toenec Corp.	700	24
		Shares	Market Value• ($000)
	JDC Corp.	6,900	24
	Nafco Co. Ltd.	1,400	24
[1]	Abalance Corp.	1,800	24
	Avex Inc.	2,700	23
	Chuo Spring Co. Ltd.	4,700	23
	Nihon Tokushu Toryo Co. Ltd.	2,400	23
	France Bed Holdings Co. Ltd.	2,600	23
	Sanoh Industrial Co. Ltd.	3,300	23
	Solasto Corp.	6,400	23
	Midac Holdings Co. Ltd.	2,200	23
	Cosel Co. Ltd.	2,100	22
	FULLCAST Holdings Co. Ltd.	2,100	22
	Fuji Pharma Co. Ltd.	1,900	22
	Kintetsu Department Store Co. Ltd.	1,400	22
	Restar Holdings Corp.	1,100	22
	m-up Holdings Inc.	2,900	22
	Happinet Corp.	1,000	21
	Chofu Seisakusho Co. Ltd.	1,500	21
	Chubu Shiryo Co. Ltd.	2,600	21
	Hokkaido Gas Co. Ltd.	1,400	21
	Nippon Parking Development Co. Ltd.	17,100	21
	Nachi-Fujikoshi Corp.	900	21
*	Nippon Chemi-Con Corp.	2,300	21
	SBS Holdings Inc.	1,300	21
	Xebio Holdings Co. Ltd.	3,200	21
	World Co. Ltd.	1,600	21
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,400	20
	Nitta Corp.	800	20
	Macromill Inc.	3,900	20
	Yukiguni Maitake Co. Ltd.	2,900	20
	Nippon Rietec Co. Ltd.	2,400	20
	Central Security Patrols Co. Ltd.	1,100	19
*	Jamco Corp.	2,200	19
	Joshin Denki Co. Ltd.	1,200	19
	Kyosan Electric Manufacturing Co. Ltd.	6,000	19
	Nakayama Steel Works Ltd.	3,100	19
	Digital Holdings Inc.	2,500	19
	Nihon Chouzai Co. Ltd.	2,000	19
	Gree Inc.	5,700	19
	METAWATER Co. Ltd.	1,200	19
	Fibergate Inc.	2,700	19
	Fuso Pharmaceutical Industries Ltd.	1,200	18
	J-Oil Mills Inc.	1,400	18

61

ESG International Stock ETF
		Shares	Market Value• ($000)
	Nippon Ceramic Co. Ltd.	1,000	18
	Osaka Steel Co. Ltd.	1,200	18
	Tokyu Construction Co. Ltd.	3,300	18
	Sekisui Kasei Co. Ltd.	5,700	18
	Asahi Co. Ltd.	2,000	18
	Tv Tokyo Holdings Corp.	900	18
*,1	Japan Display Inc.	131,700	18
	Tosei REIT Investment Corp.	20	18
*	Akebono Brake Industry Co. Ltd.	21,600	17
	Chiyoda Co. Ltd.	3,000	17
	Ichikoh Industries Ltd.	4,600	17
	Kansai Food Market Ltd.	1,700	17
	Nitto Kohki Co. Ltd.	1,300	17
	Yorozu Corp.	2,700	17
	FIDEA Holdings Co. Ltd.	1,600	17
	YA-MAN Ltd.	2,600	17
	Mirarth Holdings Inc.	4,800	16
	Hochiki Corp.	1,100	16
	Tomoku Co. Ltd.	1,000	16
	Takamiya Co. Ltd.	4,200	16
	Chori Co. Ltd.	700	15
	Hodogaya Chemical Co. Ltd.	600	15
*	Sourcenext Corp.	17,100	15
*	KNT-CT Holdings Co. Ltd.	1,800	15
	Saibu Gas Holdings Co. Ltd.	1,200	15
	Sanki Engineering Co. Ltd.	1,100	15
	Takasago International Corp.	700	15
	S-Pool Inc.	6,900	15
	I-PEX Inc.	1,200	15
	Taiho Kogyo Co. Ltd.	2,400	14
	Corona Corp. Class A	2,200	14
	Oiles Corp.	1,000	14
	Onoken Co. Ltd.	1,200	14
*	Pacific Metals Co. Ltd.	1,600	14
	ValueCommerce Co. Ltd.	1,800	14
	Kamakura Shinsho Ltd.	3,400	14
	Airtrip Corp.	1,400	14
	Belluna Co. Ltd.	3,100	13
	Central Sports Co. Ltd.	800	13
*	FDK Corp.	2,700	13
	Iseki & Co. Ltd.	1,900	13
	Shimizu Bank Ltd.	1,200	13
	Halows Co. Ltd.	400	12
	Ohara Inc.	1,400	12
	Medical Data Vision Co. Ltd.	3,200	12
	Alpha Systems Inc.	500	11
		Shares	Market Value• ($000)
	Aeon Fantasy Co. Ltd.	700	11
	Matsuda Sangyo Co. Ltd.	700	11
	Noritz Corp.	1,000	11
	Tsutsumi Jewelry Co. Ltd.	800	11
	Daito Pharmaceutical Co. Ltd.	770	11
	Robot Home Inc.	10,000	11
	Moriroku Holdings Co. Ltd.	600	11
	Proto Corp.	1,200	11
	Eiken Chemical Co. Ltd.	800	10
	Shibuya Corp.	500	10
	TPR Co. Ltd.	700	10
	Union Tool Co.	400	10
	World Holdings Co. Ltd.	600	10
	Tokushu Tokai Paper Co. Ltd.	400	10
	SB Technology Corp.	700	10
	Takamatsu Construction Group Co. Ltd.	500	9
	Nichiden Corp.	500	9
	Toho Zinc Co. Ltd.	1,400	9
	LIFULL Co. Ltd.	7,700	9
*	Net Protections Holdings Inc.	7,000	9
	DyDo Group Holdings Inc.	400	8
	Gecoss Corp.	1,100	8
	T-Gaia Corp.	600	8
	Towa Bank Ltd.	1,700	8
	Alpen Co. Ltd.	600	8
	Matsui Securities Co. Ltd.	1,300	7
	MTI Ltd.	1,400	7
	Koatsu Gas Kogyo Co. Ltd.	1,200	7
	Marvelous Inc.	1,400	7
*	TerraSky Co. Ltd.	700	7
	Advan Group Co. Ltd.	800	6
	Cleanup Corp.	1,200	6
	Tokai Corp.	400	6
	Tokyo Base Co. Ltd.	2,700	6
	Direct Marketing MiX Inc.	2,700	6
	Linical Co. Ltd.	1,900	5
*	Open Door Inc.	1,000	5
	Raccoon Holdings Inc.	1,100	5
	Orient Corp.	500	4
	Wowow Inc.	500	4
	Okuwa Co. Ltd.	700	4
	Gakken Holdings Co. Ltd.	400	3
*	Gurunavi Inc.	1,600	3
	Japan Medical Dynamic Marketing Inc.	700	3

62

ESG International Stock ETF
		Shares	Market Value• ($000)
	Shindengen Electric Manufacturing Co. Ltd.	100	2
	Taki Chemical Co. Ltd.	100	2
	Media Do Co. Ltd.	200	2
	Airport Facilities Co. Ltd.	200	1
			663,845
Kuwait (0.3%)
	Kuwait Finance House KSCP	1,526,893	4,023
	National Bank of Kuwait SAKP	1,233,951	3,932
	Mobile Telecommunications Co. KSCP	384,205	628
*	Agility Public Warehousing Co. KSC	236,894	463
	Boubyan Bank KSCP	205,885	430
	Mabanee Co. KPSC	113,213	301
	Gulf Bank KSCP	296,263	284
	National Industries Group Holding SAK	355,789	277
	Warba Bank KSCP	209,136	128
*	Kuwait Projects Co. Holding KSCP	285,899	117
	Burgan Bank SAK	165,785	112
	Boursa Kuwait Securities Co. KPSC	16,677	111
	Kuwait Telecommunications Co.	51,605	102
	Salhia Real Estate Co. KSCP	66,894	100
	Kuwait International Bank KSCP	150,793	81
	Integrated Holding Co. KCSC	46,810	75
*	Alimtiaz Investment Group KSC	393,277	72
	Jazeera Airways Co. KSCP	15,409	56
*	National Real Estate Co. KPSC	206,404	53
			11,345
Malaysia (0.5%)
	Malayan Banking Bhd.	1,142,800	2,296
	Public Bank Bhd.	2,276,400	2,113
	CIMB Group Holdings Bhd.	1,245,500	1,696
	Petronas Chemicals Group Bhd.	446,400	659
	Celcomdigi Bhd.	648,100	595
	IHH Healthcare Bhd.	432,400	560
	Press Metal Aluminium Holdings Bhd.	550,500	543
	Sime Darby Plantation Bhd.	575,200	526
	MISC Bhd.	267,674	429
		Shares	Market Value• ($000)
	Gamuda Bhd.	359,500	401
	Axiata Group Bhd.	684,600	401
	Kuala Lumpur Kepong Bhd.	84,600	400
	IOI Corp. Bhd.	456,900	383
	Inari Amertron Bhd.	546,700	366
	Malaysia Airports Holdings Bhd.	195,100	349
	Sime Darby Bhd.	597,800	342
	Maxis Bhd.	435,900	342
	PPB Group Bhd.	102,700	338
	Hong Leong Bank Bhd.	79,000	328
	TIME dotCom Bhd.	280,500	325
	RHB Bank Bhd.	252,500	298
	AMMB Holdings Bhd.	296,200	271
	Nestle Malaysia Bhd.	10,100	266
	Telekom Malaysia Bhd.	178,782	228
	Alliance Bank Malaysia Bhd.	261,000	196
	QL Resources Bhd.	141,500	173
	My EG Services Bhd.	1,007,800	171
	Bermaz Auto Bhd.	324,300	167
	KPJ Healthcare Bhd.	474,900	165
	Bursa Malaysia Bhd.	102,900	162
*	Top Glove Corp. Bhd.	888,400	151
	Fraser & Neave Holdings Bhd.	23,500	146
	Pentamaster Corp. Bhd.	160,950	146
*	Hartalega Holdings Bhd.	274,600	145
	Frontken Corp. Bhd.	174,200	135
	HAP Seng Consolidated Bhd.	138,500	129
[2]	MR DIY Group M Bhd.	376,900	124
	Malaysian Pacific Industries Bhd.	19,700	121
	FGV Holdings Bhd.	378,900	116
	Malaysia Building Society Bhd.	716,600	115
	Padini Holdings Bhd.	159,600	114
	Hong Leong Financial Group Bhd.	26,900	96
	United Plantations Bhd.	20,400	95
	Scientex Bhd.	111,400	91
*	D&O Green Technologies Bhd.	129,900	91
	Syarikat Takaful Malaysia Keluarga Bhd.	112,600	88
	Malaysian Resources Corp. Bhd.	663,900	82
*	Chin Hin Group Bhd.	90,500	74
	Kossan Rubber Industries Bhd.	185,000	73
*	UWC Bhd.	98,400	71
	CTOS Digital Bhd.	221,500	71
	VS Industry Bhd.	434,600	68
*	Greatech Technology Bhd.	62,200	63

63

ESG International Stock ETF
		Shares	Market Value• ($000)
	UEM Sunrise Bhd.	235,100	52
*,2	Lotte Chemical Titan Holding Bhd.	192,400	48
	SP Setia Bhd. Group	239,100	43
	WCT Holdings Bhd.	339,300	38
	Astro Malaysia Holdings Bhd.	306,900	23
	Cahya Mata Sarawak Bhd.	102,500	21
			18,119
Mexico (0.9%)
	Grupo Financiero Banorte SAB de CV	482,400	4,988
	Fomento Economico Mexicano SAB de CV	305,223	3,811
	America Movil SAB de CV Class B	3,853,841	3,609
	Wal-Mart de Mexico SAB de CV	857,100	3,432
*	Cemex SAB de CV	2,579,700	1,972
	Grupo Bimbo SAB de CV Class A	372,334	1,558
	Grupo Aeroportuario del Sureste SAB de CV Class B	35,735	1,048
	Grupo Aeroportuario del Pacifico SAB de CV Class B	66,330	979
*	Grupo Financiero Inbursa SAB de CV	315,500	957
	Coca-Cola Femsa SAB de CV	95,120	928
	Fibra Uno Administracion SA de CV	455,500	823
	Arca Continental SAB de CV	65,500	706
	Grupo Elektra SAB de CV	9,200	642
	Grupo Carso SAB de CV	70,893	613
	Gruma SAB de CV Class B	31,930	569
	Grupo Comercial Chedraui SA de CV	72,200	554
	Corp. Inmobiliaria Vesta SAB de CV	129,200	453
[2]	Banco del Bajio SA	114,100	425
	Prologis Property Mexico SA de CV	94,237	424
	TF Administradora Industrial S de RL de CV	174,100	416
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	47,753	414
[2]	FIBRA Macquarie Mexico	178,663	351
	Regional SAB de CV	36,700	342
		Shares	Market Value• ($000)
*	Alsea SAB de CV	82,600	317
	Qualitas Controladora SAB de CV	24,600	276
	Grupo Televisa SAB	441,300	264
	Orbia Advance Corp. SAB de CV	138,600	256
	Kimberly-Clark de Mexico SAB de CV Class A	112,300	250
*	Industrias Penoles SAB de CV	19,130	240
	El Puerto de Liverpool SAB de CV	31,600	231
	Gentera SAB de CV	150,500	226
	Operadora De Sites Mexicanos SAB de CV	181,600	211
	La Comer SAB de CV	86,700	203
	Bolsa Mexicana de Valores SAB de CV	55,300	119
	Megacable Holdings SAB de CV	40,500	104
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	143,500	104
*,2	Grupo Traxion SAB de CV Class A	53,400	97
*	Sitios Latinoamerica SAB de CV	272,347	96
	Genomma Lab Internacional SAB de CV Class B	111,900	86
*,2	Nemak SAB de CV	327,600	67
	Grupo Rotoplas SAB de CV	25,441	44
*	Ollamani SAB	22,065	37
	Concentradora Fibra Danhos SA de CV	25,700	31
	Alpek SAB de CV Class A	32,100	21
			33,294
Netherlands (3.7%)
	ASML Holding NV	65,357	62,024
	ING Groep NV	596,290	8,206
*,2	Adyen NV	4,888	7,734
	Prosus NV	251,593	7,349
	Wolters Kluwer NV	40,958	6,468
	Koninklijke Ahold Delhaize NV	161,930	4,823
	ASM International NV	7,791	4,758
	Universal Music Group NV	123,652	3,733
	DSM-Firmenich AG	28,899	3,097
*	Koninklijke Philips NV	130,657	2,632
	BE Semiconductor Industries NV	12,671	2,295
	Akzo Nobel NV	29,242	2,132
	NN Group NV	47,354	2,113

64

ESG International Stock ETF
		Shares	Market Value• ($000)
	Koninklijke KPN NV	562,779	2,057
	Aegon Ltd.	290,226	1,744
	EXOR NV	15,778	1,704
	IMCD NV	9,887	1,508
[2]	Euronext NV	14,062	1,296
	ASR Nederland NV	25,315	1,168
[2]	ABN AMRO Bank NV	66,080	1,064
	Randstad NV	19,220	1,060
[2]	Signify NV	22,272	599
*,2	Just Eat Takeaway.com NV	32,964	544
*	InPost SA	32,579	509
	Allfunds Group plc	59,019	420
	OCI NV	15,690	414
	JDE Peet's NV	16,830	384
	TKH Group NV	9,076	379
	Koninklijke Vopak NV	10,163	378
*	Galapagos NV	7,324	258
[2]	CTP NV	14,096	229
	APERAM SA	7,156	219
	Corbion NV	10,906	207
*,2	Basic-Fit NV	7,386	199
*,1,2	Alfen NV	3,351	181
	Van Lanschot Kempen NV	4,750	162
	Eurocommercial Properties NV	6,306	135
	PostNL NV	52,070	74
*	TomTom NV	8,898	72
	Wereldhave NV	4,375	63
	Flow Traders Ltd.	2,694	48
	Vastned Retail NV	1,740	40
	Brunel International NV	3,101	35
	NSI NV	1,453	29
*	Ebusco Holding NV	307	1
			134,544
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	98,107	1,460
	Auckland International Airport Ltd.	237,187	1,171
	Spark New Zealand Ltd.	350,994	1,084
	Meridian Energy Ltd.	233,374	850
	Infratil Ltd.	121,747	765
	EBOS Group Ltd.	25,465	574
	Mainfreight Ltd.	13,338	550
*	a2 Milk Co. Ltd.	135,168	510
	Mercury NZ Ltd.	92,026	375
	Fletcher Building Ltd.	120,526	301
	Summerset Group Holdings Ltd.	43,015	289
	Chorus Ltd.	56,007	271
*	Ryman Healthcare Ltd.	90,946	257
	Precinct Properties Group	167,459	119
	Stride Property Group	134,058	107
		Shares	Market Value• ($000)
[1]	Heartland Group Holdings Ltd.	135,080	101
	Kiwi Property Group Ltd.	189,016	97
	Freightways Group Ltd.	18,588	96
	SKY Network Television Ltd.	49,271	83
	Vector Ltd.	30,069	69
	Argosy Property Ltd.	97,257	66
	Air New Zealand Ltd.	166,443	62
	Scales Corp. Ltd.	9,888	19
*	Synlait Milk Ltd.	7,302	3
			9,279
Norway (0.5%)
	DNB Bank ASA	170,674	3,418
	Mowi ASA	76,628	1,480
	Norsk Hydro ASA	226,535	1,163
	Telenor ASA	100,663	1,101
	Yara International ASA	28,978	902
	Orkla ASA	117,817	845
	Storebrand ASA	78,011	697
	Salmar ASA	10,952	696
	Bakkafrost P/F	9,128	570
	Schibsted ASA Class A	18,609	556
	TOMRA Systems ASA	41,011	546
*	Adevinta ASA	43,226	462
	SpareBank 1 SMN	32,459	442
	SpareBank 1 SR-Bank ASA	33,329	403
	Gjensidige Forsikring ASA	24,733	391
	Hafnia Ltd.	39,347	290
	Schibsted ASA Class B	10,330	288
*	Nordic Semiconductor ASA	31,115	266
*,2	AutoStore Holdings Ltd.	152,530	244
	Borregaard ASA	14,037	243
	Aker ASA Class A	3,413	184
	Leroy Seafood Group ASA	41,419	183
	Protector Forsikring ASA	8,976	182
[2]	Europris ASA	23,888	165
[2]	BW LPG Ltd.	13,321	154
	Atea ASA	12,433	146
	Wallenius Wilhelmsen ASA	14,719	141
	Hoegh Autoliners ASA	13,954	136
	Veidekke ASA	12,574	131
*	NEL ASA	266,701	124
[2]	Scatec ASA	17,718	110
	FLEX LNG Ltd.	4,302	108
	Stolt-Nielsen Ltd.	2,864	107
[2]	Entra ASA	9,765	96
[2]	Elkem ASA	47,514	95
*,2	Crayon Group Holding ASA	12,606	91

65

ESG International Stock ETF
		Shares	Market Value• ($000)
	Austevoll Seafood ASA	11,638	88
	MPC Container Ships ASA	53,024	68
	Bonheur ASA	3,216	66
	Sparebank 1 Oestlandet	4,578	54
	Grieg Seafood ASA	8,499	52
*	Aker Carbon Capture ASA	50,252	38
*	Hexagon Composites ASA	18,579	38
	Wilh Wilhelmsen Holding ASA Class A	1,040	36
*,1	Aker Horizons ASA	38,312	14
			17,610
Pakistan (0.0%)
	Lucky Cement Ltd.	23,964	65
	Millat Tractors Ltd.	24,824	54
	United Bank Ltd.	78,951	54
	Habib Bank Ltd.	121,342	50
	Engro Fertilizers Ltd.	92,446	49
*	TRG Pakistan	98,500	25
	Systems Ltd.	16,462	24
			321
Philippines (0.2%)
	BDO Unibank Inc.	416,284	1,134
	SM Prime Holdings Inc.	1,855,600	1,043
	International Container Terminal Services Inc.	192,280	987
	Ayala Land Inc.	1,290,400	804
	Bank of the Philippine Islands	318,063	708
	JG Summit Holdings Inc.	485,200	354
	PLDT Inc.	14,160	330
	Jollibee Foods Corp.	63,100	307
	Metropolitan Bank & Trust Co.	277,327	306
	Universal Robina Corp.	131,150	273
[2]	Monde Nissin Corp.	1,126,700	201
	GT Capital Holdings Inc.	13,970	175
	Globe Telecom Inc.	4,295	131
	Century Pacific Food Inc.	173,700	104
	Wilcon Depot Inc.	252,300	97
	Security Bank Corp.	53,520	67
*	Cebu Air Inc.	110,020	64
*	Converge Information & Communications Technology Solutions Inc.	368,400	59
	AREIT Inc.	94,300	59
	Manila Water Co. Inc.	166,400	58
	Robinsons Land Corp.	176,600	51
	D&L Industries Inc.	244,200	29
	Megaworld Corp.	704,000	24
			7,365
		Shares	Market Value• ($000)
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	145,533	2,028
	Powszechny Zaklad Ubezpieczen SA	97,571	1,201
	Bank Polska Kasa Opieki SA	27,349	1,186
*,2	Dino Polska SA	7,756	902
	LPP SA	186	837
	Santander Bank Polska SA	5,367	740
*,2	Allegro.eu SA	80,254	649
*	mBank SA	1,951	340
*	Alior Bank SA	13,721	330
	CD Projekt SA	10,741	295
	KRUK SA	2,501	264
	Grupa Kety SA	1,476	261
	Orange Polska SA	109,659	224
*	Bank Millennium SA	88,895	222
	Asseco Poland SA	10,945	206
	Bank Handlowy w Warszawie SA	4,281	118
*,2	Pepco Group NV	23,436	118
*	CCC SA	6,158	117
*	Cyfrowy Polsat SA	31,836	93
*	AmRest Holdings SE	8,831	55
*	Grupa Azoty SA	4,644	26
	Warsaw Stock Exchange	1,564	17
			10,229
Portugal (0.1%)
	Jeronimo Martins SGPS SA	44,433	1,064
	EDP Renovaveis SA	46,529	635
*	Banco Comercial Portugues SA	1,532,688	444
	NOS SGPS SA	75,522	263
	Sonae SGPS SA	197,943	182
	CTT-Correios de Portugal SA	39,640	156
	Navigator Co. SA	29,610	120
	REN - Redes Energeticas Nacionais SGPS SA	46,945	111
*	Greenvolt-Energias Renovaveis SA	7,660	67
	Altri SGPS SA	4,107	20
			3,062
Qatar (0.3%)
	Qatar National Bank QPSC	735,552	3,078
	Qatar Islamic Bank SAQ	297,456	1,647
	Industries Qatar QSC	246,386	874
	Commercial Bank PSQC	550,607	765
	Masraf Al Rayan QSC	1,036,092	721

66

ESG International Stock ETF
		Shares	Market Value• ($000)
	Qatar Gas Transport Co. Ltd.	458,592	503
	Qatar Navigation QSC	159,173	481
	Ooredoo QPSC	137,432	429
	Mesaieed Petrochemical Holding Co.	654,554	340
	Barwa Real Estate Co.	286,341	241
	Vodafone Qatar QSC	466,805	222
	Doha Bank QPSC	410,310	186
	Qatar Aluminum Manufacturing Co.	427,710	149
	United Development Co. QSC	355,162	101
	Al Meera Consumer Goods Co. QSC	20,566	73
			9,810
Romania (0.0%)
	Banca Transilvania SA	115,634	654
*	MED Life SA	46,244	39
	One United Properties SA	156,822	34
*	Teraplast SA	209,443	27
			754
Russia (0.0%)
*,3	Sberbank of Russia PJSC	1,437,070	—
*,3	Mobile TeleSystems PJSC ADR	8,336	—
*,3	Unipro PJSC	2,240,000	—
*,3	VTB Bank PJSC GDR	17,656	—
*,3	PhosAgro PJSC	3,204	—
*,3	OGK-2 PJSC	6,493,000	—
*,3	Polyus PJSC	3,525	—
*,3	TGC-1 PJSC	698,000,000	—
*,3	RusHydro PJSC	6,697,000	—
*,3	Aeroflot PJSC	169,870	—
*,3	Rostelecom PJSC	108,980	—
*,3	Novolipetsk Steel PJSC	118,300	—
*,3	Mobile TeleSystems PJSC	72,320	—
*,3	Magnit PJSC	9,808	—
*,3	Mosenergo PJSC	1,671,000	—
*,3	Federal Grid Co. - Rosseti PJSC (Registered)	59,114,437	—
*,3	M.Video PJSC	15,392	—
*,3	VTB Bank PJSC	511,420,000	—
*,3	Inter RAO UES PJSC	3,338,400	—
*,3	EL5-ENERO PJSC	20,838,000	—
*,3	Sistema AFK PAO	466,300	—
*,3	Moscow Exchange MICEX-RTS PJSC	175,830	—
*,2,3	Detsky Mir PJSC	100,010	—
*,3	Credit Bank of Moscow PJSC	1,108,700	—
		Shares	Market Value• ($000)
*,3	Novorossiysk Commercial Sea Port PJSC	1,721,500	—
*,3	Cherkizovo Group PJSC	1,432	—
*,3	Gruppa Kompanii Samolyot PAO	951	—
*,3	IDGC of Centre & Volga Region PJSC	13,690,000	—
			—
Saudi Arabia (1.0%)
	Al Rajhi Bank	323,345	7,679
	Saudi National Bank	482,906	5,457
	Saudi Telecom Co.	290,725	3,291
*	Saudi Arabian Mining Co.	201,977	2,680
	Riyad Bank	245,600	2,039
	Alinma Bank	154,899	1,818
	Elm Co.	4,133	1,166
	Etihad Etisalat Co.	65,786	970
	Banque Saudi Fransi	94,547	961
	Arab National Bank	113,343	843
	Savola Group	43,850	620
	Almarai Co. JSC	36,949	580
	Co. for Cooperative Insurance	11,727	507
	Saudi Tadawul Group Holding Co.	7,192	464
	Sahara International Petrochemical Co.	55,517	454
	Arabian Internet & Communications Services Co.	4,364	427
	Jarir Marketing Co.	86,220	358
	Astra Industrial Group	7,037	318
	Mobile Telecommunications Co. Saudi Arabia	79,713	317
*	Dar Al Arkan Real Estate Development Co.	83,582	312
	Saudia Dairy & Foodstuff Co.	2,925	296
	Abdullah Al Othaim Markets Co.	82,580	294
	Riyadh Cables Group Co.	9,602	287
	Catrion Catering Holding Co.	7,610	271
	Leejam Sports Co. JSC	4,608	265
	Advanced Petrochemical Co.	16,820	171
	Arabian Contracting Services Co.	2,364	166
	United International Transportation Co.	6,872	162
*	National Industrialization Co.	45,468	160

67

ESG International Stock ETF
		Shares	Market Value• ($000)
	Arabian Centres Co. Ltd.	27,779	157
	Arriyadh Development Co.	23,240	146
	Al-Dawaa Medical Services Co.	4,411	135
	Bawan Co.	9,947	134
*	Tabuk Cement Co.	26,491	95
	Saudi Chemical Co. Holding	63,750	91
	Yanbu Cement Co.	10,314	87
	Hail Cement Co.	26,970	87
*	Sinad Holding Co.	23,127	86
	Northern Region Cement Co.	30,836	83
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,007	82
	BinDawood Holding Co.	41,810	80
	Al Masane Al Kobra Mining Co.	5,115	80
	Saudi Ceramic Co.	9,332	77
	Eastern Province Cement Co.	7,888	75
	City Cement Co.	13,514	69
*	Methanol Chemicals Co.	14,617	68
*	Zamil Industrial Investment Co.	7,113	56
	Najran Cement Co.	19,398	54
*	Al Jouf Cement Co.	14,789	46
*	Fawaz Abdulaziz Al Hokair & Co.	5,533	26
*	Saudi Public Transport Co.	4,324	24
			35,171
Singapore (0.9%)
	DBS Group Holdings Ltd.	299,700	7,431
	Oversea-Chinese Banking Corp. Ltd.	570,200	5,508
	United Overseas Bank Ltd.	206,800	4,303
	Singapore Telecommunications Ltd.	1,283,400	2,240
	Keppel Ltd.	220,100	1,187
	CapitaLand Integrated Commercial Trust	797,400	1,163
	CapitaLand Ascendas REIT	559,500	1,140
	Singapore Exchange Ltd.	153,900	1,081
	Singapore Airlines Ltd.	219,100	1,055
	CapitaLand Investment Ltd.	456,900	945
	Wilmar International Ltd.	373,987	924
		Shares	Market Value• ($000)
	Venture Corp. Ltd.	54,400	567
	Mapletree Logistics Trust	467,800	515
[1]	UOL Group Ltd.	108,300	474
*	Seatrium Ltd.	7,053,477	473
	Mapletree Industrial Trust	256,400	437
	Frasers Centrepoint Trust	263,619	429
	ComfortDelGro Corp. Ltd.	402,500	404
	Mapletree Pan Asia Commercial Trust	352,500	354
	Keppel DC REIT	264,223	334
*	SATS Ltd.	167,793	327
	Frasers Logistics & Commercial Trust	416,589	319
	City Developments Ltd.	73,300	309
	ESR-LOGOS REIT	892,578	206
	NetLink NBN Trust	319,100	199
	Keppel REIT	251,220	162
	AIMS APAC REIT	154,836	145
	Raffles Medical Group Ltd.	187,000	142
	Lendlease Global Commercial REIT	310,632	133
	Starhill Global REIT	341,900	122
	iFAST Corp. Ltd.	22,100	119
	Olam Group Ltd.	162,600	119
	SIA Engineering Co. Ltd.	61,500	105
	CapitaLand China Trust	181,800	100
	StarHub Ltd.	106,900	91
	Hutchison Port Holdings Trust	689,300	91
	AEM Holdings Ltd.	56,300	90
	UMS Holdings Ltd.	75,500	81
	Sheng Siong Group Ltd.	67,800	78
	First Resources Ltd.	65,400	69
	CDL Hospitality Trusts	85,800	62
	Digital Core REIT Management Pte. Ltd.	104,600	61
	Singapore Post Ltd.	161,500	47
	Bumitama Agri Ltd.	98,300	47
	Hour Glass Ltd.	34,800	40
	Riverstone Holdings Ltd.	52,900	27
	Silverlake Axis Ltd.	130,249	22
*	Manulife US REIT	209,594	12
	Nanofilm Technologies International Ltd.	11,500	6
*	Yoma Strategic Holdings Ltd.	71,400	2
*,3	Eagle Hospitality Trust	38,000	—
			34,297
South Africa (1.0%)
	Naspers Ltd.	30,903	5,076

68

ESG International Stock ETF
		Shares	Market Value• ($000)
	FirstRand Ltd.	833,201	2,819
	Standard Bank Group Ltd.	229,393	2,416
	Gold Fields Ltd.	147,909	1,948
	Capitec Bank Holdings Ltd.	14,539	1,532
	Bid Corp. Ltd.	58,011	1,356
	Anglogold Ashanti plc	69,323	1,306
	MTN Group Ltd.	291,685	1,271
	Absa Group Ltd.	143,891	1,228
	Sanlam Ltd.	314,256	1,205
	Shoprite Holdings Ltd.	84,580	1,139
	Nedbank Group Ltd.	78,173	894
	Bidvest Group Ltd.	62,008	757
	Remgro Ltd.	96,459	732
	Clicks Group Ltd.	44,461	694
	NEPI Rockcastle NV	97,066	693
	Aspen Pharmacare Holdings Ltd.	58,729	600
	Discovery Ltd.	78,916	560
	Harmony Gold Mining Co. Ltd.	92,867	540
	Woolworths Holdings Ltd.	153,045	512
	Impala Platinum Holdings Ltd.	140,907	478
	Old Mutual Ltd.	713,447	444
	Vodacom Group Ltd.	90,129	443
	Mr Price Group Ltd.	49,831	442
	Northam Platinum Holdings Ltd.	65,345	373
	Anglo American Platinum Ltd.	9,530	367
	AVI Ltd.	75,479	352
	Growthpoint Properties Ltd.	563,524	344
	Foschini Group Ltd.	61,232	334
[2]	Pepkor Holdings Ltd.	341,446	333
	OUTsurance Group Ltd.	123,795	269
*	MultiChoice Group	46,797	255
	Tiger Brands Ltd.	23,800	247
	Sappi Ltd.	98,503	237
	Kumba Iron Ore Ltd.	8,339	233
	Investec Ltd.	36,851	232
	Netcare Ltd.	285,857	202
	Redefine Properties Ltd.	964,963	201
	Truworths International Ltd.	50,716	190
	Life Healthcare Group Holdings Ltd.	192,706	176
	Momentum Metropolitan Holdings	154,309	168
	African Rainbow Minerals Ltd.	13,980	123
	Motus Holdings Ltd.	19,229	93
	Vukile Property Fund Ltd.	115,658	89
		Shares	Market Value• ($000)
	Barloworld Ltd.	23,845	84
[2]	Dis-Chem Pharmacies Ltd.	48,280	77
*	Telkom SA SOC Ltd.	44,457	67
	AECI Ltd.	13,043	66
	DataTec Ltd.	31,485	66
	Resilient REIT Ltd.	26,893	66
	MAS plc	74,821	65
*,1	Transaction Capital Ltd.	128,158	65
	Equites Property Fund Ltd.	91,645	63
*	Fortress Real Estate Investments Ltd. Class B	69,018	60
	Omnia Holdings Ltd.	17,998	59
	Ninety One Ltd.	28,960	59
	Hyprop Investments Ltd.	35,764	58
	Super Group Ltd.	41,486	57
	Pick n Pay Stores Ltd.	53,266	56
	Attacq Ltd.	107,854	54
	Santam Ltd.	2,634	42
*	KAP Ltd.	332,934	40
	DRDGOLD Ltd.	56,618	38
	Curro Holdings Ltd.	53,607	32
*	Astral Foods Ltd.	3,351	26
	Coronation Fund Managers Ltd.	16,269	26
	JSE Ltd.	2,651	12
			35,141
South Korea (3.7%)
	Samsung Electronics Co. Ltd.	790,895	43,652
	SK Hynix Inc.	89,584	10,561
	Hyundai Motor Co.	22,048	4,151
	NAVER Corp.	23,599	3,465
	Celltrion Inc.	25,506	3,449
	KB Financial Group Inc.	62,542	2,983
	LG Chem Ltd.	7,705	2,632
	Shinhan Financial Group Co. Ltd.	80,290	2,625
	Samsung SDI Co. Ltd.	8,524	2,422
	Hana Financial Group Inc.	46,968	1,998
	Kakao Corp.	48,823	1,960
*	LG Energy Solution Ltd.	6,440	1,946
	Hyundai Mobis Co. Ltd.	10,371	1,892
*,2	Samsung Biologics Co. Ltd.	2,917	1,697
*	Ecopro BM Co. Ltd.	7,531	1,514
*	Ecopro Co. Ltd.	3,138	1,464
	Woori Financial Group Inc.	108,993	1,221
	LG Electronics Inc.	15,975	1,142
*	Samsung Fire & Marine Insurance Co. Ltd.	5,055	1,131

69

ESG International Stock ETF
		Shares	Market Value• ($000)
*	POSCO Future M Co. Ltd.	4,643	1,110
*	HLB Inc.	17,252	1,058
	Meritz Financial Group Inc.	16,343	1,020
	LG Corp.	13,905	979
	Samsung Electro-Mechanics Co. Ltd.	8,665	913
*	SK Square Co. Ltd.	16,532	868
	Samsung Life Insurance Co. Ltd.	11,450	833
*	Krafton Inc.	4,702	804
	KakaoBank Corp.	33,938	727
	Samsung SDS Co. Ltd.	6,038	726
*	HMM Co. Ltd.	49,987	686
*	Alteogen Inc.	5,427	653
*	Samsung Heavy Industries Co. Ltd.	100,032	595
	Korea Zinc Co. Ltd.	1,663	559
*	L&F Co. Ltd.	4,029	515
*	DB Insurance Co. Ltd.	6,920	514
*	CosmoAM&T Co. Ltd.	3,602	481
	Yuhan Corp.	9,112	462
	Hankook Tire & Technology Co. Ltd.	11,267	459
*	Samsung Engineering Co. Ltd.	24,478	453
*	Hanmi Semiconductor Co. Ltd.	7,005	448
*	Industrial Bank of Korea	39,772	419
	Amorepacific Corp.	4,368	393
*	Hyundai Glovis Co. Ltd.	2,730	391
	Samsung Securities Co. Ltd.	12,130	379
	NCSoft Corp.	2,506	366
*	Mirae Asset Securities Co. Ltd.	53,700	364
*	Posco DX Co. Ltd.	8,785	359
	Coway Co. Ltd.	8,670	353
*	Kum Yang Co. Ltd.	4,785	347
	Hanwha Solutions Corp.	16,542	345
	BNK Financial Group Inc.	60,235	340
	LG H&H Co. Ltd.	1,402	337
*	Hyundai Steel Co.	11,881	321
	LG Innotek Co. Ltd.	2,100	319
*	LG Display Co. Ltd.	36,637	313
*	Celltrion Pharm Inc.	3,695	308
*	SK Biopharmaceuticals Co. Ltd.	4,195	306
*	Hanmi Pharm Co. Ltd.	1,176	295
*	Korea Investment Holdings Co. Ltd.	5,489	293
	CJ CheilJedang Corp.	1,224	276
	Doosan Bobcat Inc.	7,299	258
		Shares	Market Value• ($000)
*	NH Investment & Securities Co. Ltd.	29,264	258
*	JYP Entertainment Corp.	4,294	238
	Hanjin Kal Corp.	4,884	232
*	Enchem Co. Ltd.	1,081	229
*,2	SK IE Technology Co. Ltd.	4,080	225
	LEENO Industrial Inc.	1,429	224
	Orion Corp.	3,187	222
	JB Financial Group Co. Ltd.	21,976	217
	Fila Holdings Corp.	7,354	212
*	Hyundai Marine & Fire Insurance Co. Ltd.	8,870	210
	LG Uplus Corp.	26,370	205
	Hotel Shilla Co. Ltd.	4,382	198
	HPSP Co. Ltd.	4,858	188
	DB HiTek Co. Ltd.	5,308	186
*	Eo Technics Co. Ltd.	1,181	182
*	KIWOOM Securities Co. Ltd.	1,900	180
*	CJ Corp.	2,387	174
*	SKC Co. Ltd.	2,779	173
	IsuPetasys Co. Ltd.	7,507	173
*	SK Bioscience Co. Ltd.	3,565	165
	Jusung Engineering Co. Ltd.	5,500	152
*	Hanall Biopharma Co. Ltd.	5,823	152
*	Youngone Corp.	4,603	152
*	Rainbow Robotics	1,249	152
*	Hansol Chemical Co. Ltd.	1,145	147
*	SOLUM Co. Ltd.	6,700	146
	DGB Financial Group Inc.	21,571	144
*	Kakao Games Corp.	8,038	142
	JR Global REIT	44,619	138
	LOTTE Fine Chemical Co. Ltd.	3,832	137
*,2	Netmarble Corp.	2,939	136
	TCC Steel	2,666	136
*	Hyundai Mipo Dockyard Co. Ltd.	2,824	134
	KCC Corp.	654	131
*	HLB Life Science Co. Ltd.	12,318	131
	Hyosung Advanced Materials Corp.	524	131
*	WONIK IPS Co. Ltd.	5,305	131
	Koh Young Technology Inc.	8,974	130
	Chong Kun Dang Pharmaceutical Corp.	1,591	129
*	HD Hyundai Infracore Co. Ltd.	21,025	127

70

ESG International Stock ETF
		Shares	Market Value• ($000)
	F&F Co. Ltd.	2,338	127
	Pan Ocean Co. Ltd.	34,205	125
	Park Systems Corp.	946	123
	Cheil Worldwide Inc.	8,667	120
*	Dongjin Semichem Co. Ltd.	4,277	120
*	Sam Chun Dang Pharm Co. Ltd.	2,216	119
*	Korea Asset In Trust Co. Ltd.	47,142	119
	Advanced Nano Products Co. Ltd.	1,120	118
*	Hugel Inc.	840	116
*	Lunit Inc.	2,536	116
	Soulbrain Co. Ltd.	562	115
	NongShim Co. Ltd.	435	114
*	Hanwha Life Insurance Co. Ltd.	48,048	114
*	CJ Logistics Corp.	1,213	113
*	Pearl Abyss Corp.	4,922	113
*	Cosmochemical Co. Ltd.	4,244	112
	Daehan Flour Mill Co. Ltd.	1,068	111
*	Hyundai Elevator Co. Ltd.	3,707	111
*	Dentium Co. Ltd.	1,010	110
*	Cosmax Inc.	1,366	110
*	Hyundai Autoever Corp.	983	110
	S-1 Corp.	2,499	109
	LS Electric Co. Ltd.	2,266	109
	Sindoh Co. Ltd.	3,764	109
	DoubleUGames Co. Ltd.	3,130	109
	Youngone Holdings Co. Ltd.	1,569	108
*	LegoChem Biosciences Inc.	2,690	107
*	W-Scope Chungju Plant Co. Ltd.	3,145	107
*	Hana Tour Service Inc.	2,152	106
	Ottogi Corp.	353	106
	SM Entertainment Co. Ltd.	1,778	105
*	Kolmar Korea Co. Ltd.	2,950	105
	HL Mando Co. Ltd.	4,209	105
*	Samsung Card Co. Ltd.	3,697	104
	SK REITs Co. Ltd.	35,613	104
*	Korean Reinsurance Co.	17,010	103
	AfreecaTV Co. Ltd.	1,066	103
*	Hana Micron Inc.	5,283	103
	S&S Tech Corp.	3,081	102
	CS Wind Corp.	2,630	102
	Eusu Holdings Co. Ltd.	23,518	101
	Shinsegae Inc.	770	101
	ISC Co. Ltd.	1,843	100
*	Daeduck Electronics Co. Ltd.	5,916	99
	Hyosung TNC Corp.	451	98
		Shares	Market Value• ($000)
	Hanon Systems	20,946	97
*	Kakaopay Corp.	2,900	96
	Hyundai Department Store Co. Ltd.	2,381	94
	Sam-A Aluminum Co. Ltd.	1,264	94
	Medytox Inc.	774	92
*	Hansol Holdings Co. Ltd.	40,245	90
*	Wemade Co. Ltd.	2,568	90
*	Hyundai Bioscience Co. Ltd.	5,746	90
*	Lake Materials Co. Ltd.	5,725	90
[1]	Ecopro HN Co. Ltd.	1,964	89
*	People & Technology Inc.	2,911	89
	LX Semicon Co. Ltd.	1,551	88
*	Creative & Innovative System	10,517	88
	Classys Inc.	3,621	88
	Daou Technology Inc.	5,200	85
	Youlchon Chemical Co. Ltd.	2,725	85
*	Namyang Dairy Products Co. Ltd.	194	85
	Maeil Dairies Co. Ltd.	2,763	85
*	CJ ENM Co. Ltd.	1,406	84
*	Oscotec Inc.	5,027	84
*	Seoul Semiconductor Co. Ltd.	11,036	83
	AMOREPACIFIC Group	4,161	83
	SK Gas Ltd.	688	82
	MegaStudyEdu Co. Ltd.	1,738	81
*	GemVax & Kael Co. Ltd.	8,613	79
*	Mezzion Pharma Co. Ltd.	2,595	79
	Lotte Shopping Co. Ltd.	1,336	78
*	Wonik Holdings Co. Ltd.	26,653	76
*	Korea Line Corp.	49,353	76
*	Kumho Tire Co. Inc.	16,081	76
	Mcnex Co. Ltd.	3,985	76
	PharmaResearch Co. Ltd.	1,081	76
	Binggrae Co. Ltd.	1,887	75
	KC Tech Co. Ltd.	2,635	75
	HD Hyundai Construction Equipment Co. Ltd.	1,829	74
*	Duk San Neolux Co. Ltd.	2,518	74
	Eugene Technology Co. Ltd.	2,626	74
	Sebang Global Battery Co. Ltd.	1,217	73
	Seobu T&D	13,036	73
*	Daejoo Electronic Materials Co. Ltd.	1,286	73

71

ESG International Stock ETF
		Shares	Market Value• ($000)
*	SIMMTECH Co. Ltd.	3,410	73
	Samyang Foods Co. Ltd.	566	73
	InBody Co. Ltd.	3,476	72
*	SFA Semicon Co. Ltd.	16,020	72
	Partron Co. Ltd.	12,074	71
	LOTTE REIT Co. Ltd.	30,078	71
*	Chabiotech Co. Ltd.	5,571	70
	NHN Corp.	3,452	69
*	NICE Information Service Co. Ltd.	8,409	68
*	Daesang Corp.	4,629	68
*	SPC Samlip Co. Ltd.	1,535	68
	KC Co. Ltd.	4,093	67
	Seegene Inc.	3,547	66
	Innocean Worldwide Inc.	4,028	66
*	Advanced Process Systems Corp.	4,113	65
	Innox Advanced Materials Co. Ltd.	2,734	65
*	Daishin Securities Co. Ltd.	5,185	64
*	Dongwon Industries Co. Ltd.	2,190	64
	Shinsegae International Inc.	4,982	62
*	Cuckoo Homesys Co. Ltd.	4,132	62
*	Asiana Airlines Inc.	6,963	61
*	Dongwon F&B Co. Ltd.	2,535	61
	HAESUNG DS Co. Ltd.	1,752	61
*	ABLBio Inc.	3,505	60
*	Bioneer Corp.	3,245	60
	SL Corp.	2,310	59
	i-SENS Inc.	3,403	59
*	Foosung Co. Ltd.	9,231	58
	Dong-A ST Co. Ltd.	1,035	58
*	Yuanta Securities Korea Co. Ltd.	28,078	57
*	KISWIRE Ltd.	3,244	56
	SSANGYONG C&E Co. Ltd.	10,590	56
	YG Entertainment Inc.	1,825	56
	Kolon Industries Inc.	1,934	56
	Harim Holdings Co. Ltd.	9,638	56
	Hanjin Transportation Co. Ltd.	3,074	55
*	Interflex Co. Ltd.	5,004	55
	Ahnlab Inc.	1,001	54
*	SK Securities Co. Ltd.	112,916	54
	Shinhan Alpha REIT Co. Ltd.	10,056	54
*	CJ Freshway Corp.	2,829	53
	Hancom Inc.	2,992	53
	Hanil Cement Co. Ltd.	5,724	52
*	Shinsung E&G Co. Ltd.	35,225	52
*	Sungeel Hitech Co. Ltd.	699	52
		Shares	Market Value• ($000)
*	Daeduck Co. Ltd.	10,366	51
	Samwha Capacitor Co. Ltd.	2,038	51
	Modetour Network Inc.	3,999	51
	UniTest Inc.	5,156	51
	OCI Co. Ltd.	809	51
	Daewoong Co. Ltd.	3,023	50
	JW Pharmaceutical Corp.	2,012	50
*	Doosan Tesna Inc.	1,544	50
	LX Holdings Corp.	9,687	50
*	Cafe24 Corp.	2,799	49
*	Eugene Investment & Securities Co. Ltd.	14,888	48
	iMarketKorea Inc.	7,289	48
*	Peptron Inc.	2,777	48
*	SK oceanplant Co. Ltd.	4,947	48
*	Hansol Technics Co. Ltd.	9,370	47
	Daewoong Pharmaceutical Co. Ltd.	544	47
*	HLB Therapeutics Co. Ltd.	8,231	47
	Dongkuk Steel Mill Co. Ltd.	4,869	47
*	NEXTIN Inc.	820	47
	KH Vatec Co. Ltd.	4,675	46
	Dongsuh Cos. Inc.	3,470	46
*	Hanwha General Insurance Co. Ltd.	12,867	46
	Toptec Co. Ltd.	7,852	46
	ST Pharm Co. Ltd.	968	46
	ENF Technology Co. Ltd.	2,744	46
	Hankook & Co. Co. Ltd.	3,492	45
*	Daea TI Co. Ltd.	19,070	45
	Webzen Inc.	3,628	45
	Green Cross Corp.	504	45
	BH Co. Ltd.	3,513	45
	TES Co. Ltd.	2,992	45
*	Eubiologics Co. Ltd.	5,035	45
*	CMG Pharmaceutical Co. Ltd.	26,786	44
	Tokai Carbon Korea Co. Ltd.	624	44
*	Sambu Engineering & Construction Co. Ltd.	24,425	44
*	Hanwha Investment & Securities Co. Ltd.	12,702	43
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	2,998	43
*	Jeisys Medical Inc.	7,294	43
	Hanssem Co. Ltd.	1,158	42
*	Woongjin Thinkbig Co. Ltd.	22,181	42
	Hyundai Bioland Co. Ltd.	6,027	42
	INTOPS Co. Ltd.	1,889	41

72

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Medipost Co. Ltd.	7,677	41
	RFHIC Corp.	3,212	41
	Han Kuk Carbon Co. Ltd.	5,293	41
	Gradiant Corp.	3,857	40
*	NEPES Corp.	2,665	40
*	Sangsangin Co. Ltd.	15,579	40
*	Amicogen Inc.	9,708	40
	L&C Bio Co. Ltd.	2,238	40
	Sungwoo Hitech Co. Ltd.	5,321	39
	Green Cross Holdings Corp.	3,162	39
*	Tongyang Life Insurance Co. Ltd.	9,006	39
	Vieworks Co. Ltd.	1,793	39
	IS Dongseo Co. Ltd.	1,835	38
	Samyang Holdings Corp.	694	38
	Com2uSCorp	1,190	38
	Caregen Co. Ltd.	2,185	38
*	Naturecell Co. Ltd.	7,141	37
	NICE Holdings Co. Ltd.	3,866	37
*	ICD Co. Ltd.	6,320	37
*	Chunbo Co. Ltd.	542	37
*	Wysiwyg Studios Co. Ltd.	18,032	37
*	Intellian Technologies Inc.	894	37
*	CJ CGV Co. Ltd.	7,674	36
	Lotte Rental Co. Ltd.	1,780	36
*	Ananti Inc.	7,379	35
	HDC Holdings Co. Ltd.	5,695	35
*	Daol Investment & Securities Co. Ltd.	13,079	35
*	HK inno N Corp.	1,229	35
*	Myoung Shin Industrial Co. Ltd.	2,881	35
	Korea Electric Terminal Co. Ltd.	722	34
*	HS Industries Co. Ltd.	13,845	34
	Kwang Dong Pharmaceutical Co. Ltd.	6,101	33
*	STCUBE	6,890	33
	Young Poong Corp.	88	33
*	MedPacto Inc.	3,041	33
*	AbClon Inc.	2,495	33
*	Seojin System Co. Ltd.	2,115	33
	Boryung	3,724	33
	Unid Co. Ltd.	564	33
*	Pharmicell Co. Ltd.	7,990	32
	GC Cell Corp.	1,068	32
	Hyundai GF Holdings	9,865	31
	Humedix Co. Ltd.	1,444	31
*	Nexon Games Co. Ltd.	2,950	31
	Yunsung F&C Co. Ltd.	450	31
		Shares	Market Value• ($000)
	TKG Huchems Co. Ltd.	1,974	30
*	Tongyang Inc.	40,643	30
	Soulbrain Holdings Co. Ltd.	579	30
	Samyang Corp.	836	30
	Huons Co. Ltd.	1,104	30
*	ITM Semiconductor Co. Ltd.	1,835	29
	Able C&C Co. Ltd.	5,548	28
	DongKook Pharmaceutical Co. Ltd.	2,270	28
	Hansae Co. Ltd.	1,819	28
	iNtRON Biotechnology Inc.	5,515	28
	Solus Advanced Materials Co. Ltd.	3,032	28
	OptoElectronics Solutions Co. Ltd.	2,577	28
*	Humasis Co. Ltd.	21,564	28
*	Il Dong Pharmaceutical Co. Ltd.	2,373	28
	Korea Petrochemical Ind Co. Ltd.	249	27
*	Insun ENT Co. Ltd.	5,066	27
*	Jeju Air Co. Ltd.	3,182	27
*	Nexen Tire Corp.	3,733	26
*	HL Holdings Corp.	1,004	26
	KCC Glass Corp.	840	26
	Dong-A Socio Holdings Co. Ltd.	303	25
*	GOLFZON Co. Ltd.	418	25
*	Enplus Co. Ltd.	10,446	24
	LF Corp.	2,298	23
*	PI Advanced Materials Co. Ltd.	1,453	23
	Hansol Paper Co. Ltd.	2,818	23
	NHN KCP Corp.	2,311	23
*	Danal Co. Ltd.	6,700	22
*	DIO Corp.	1,349	21
*	CrystalGenomics Invites Co. Ltd.	8,036	21
	Neowiz	1,279	21
*	Genexine Inc.	3,512	21
*	Com2uS Holdings Corp.	778	21
*	Studio Dragon Corp.	606	21
	Zinus Inc.	1,916	21
*	Inscobee Inc.	20,202	20
*	GeneOne Life Science Inc.	10,592	20
*	TY Holdings Co. Ltd.	6,915	20
*	BNC Korea Co. Ltd.	5,668	20
	Hyundai Green Food	2,294	20
*	Hanwha Galleria Corp.	17,902	20
	LX Hausys Ltd.	610	19

73

ESG International Stock ETF
		Shares	Market Value• ($000)
	Hyundai Home Shopping Network Corp.	528	19
*	Binex Co. Ltd.	2,235	18
*	Homecast Co. Ltd.	8,585	18
*	Taekwang Industrial Co. Ltd.	31	18
	Solid Inc.	4,031	18
*	OliX Pharmaceuticals Inc.	1,510	18
	Handsome Co. Ltd.	1,165	17
*	Yungjin Pharmaceutical Co. Ltd.	10,899	17
	Huons Global Co. Ltd.	996	17
*	Namhae Chemical Corp.	2,835	16
	Korea Real Estate Investment & Trust Co. Ltd.	19,485	16
	Korea United Pharm Inc.	915	16
*	Eoflow Co. Ltd.	4,134	16
*	Aprogen Biologics	114,293	15
*	Helixmith Co. Ltd.	4,555	14
*	Dongsung Pharmaceutical Co. Ltd.	3,606	14
*	Namsun Aluminum Co. Ltd.	8,724	14
*	Komipharm International Co. Ltd.	4,115	13
*	Bukwang Pharmaceutical Co. Ltd.	2,512	12
	LG HelloVision Co. Ltd.	4,383	12
*	Cuckoo Holdings Co. Ltd.	938	12
*	NKMax Co. Ltd.	9,664	12
*,3	Cellivery Therapeutics Inc.	2,360	12
*	Hyosung Chemical Corp.	217	11
	BGF Co. Ltd.	3,740	11
	Nature Holdings Co. Ltd.	949	11
	Dongkuk CM Co. Ltd.	2,083	10
	Ilyang Pharmaceutical Co. Ltd.	837	9
*	Giantstep Inc.	1,095	9
	Songwon Industrial Co. Ltd.	652	8
*	Telcon RF Pharmaceutical Inc.	12,975	7
*	Enzychem Lifesciences Corp.	5,028	6
	Jeil Pharmaceutical Co. Ltd.	482	6
	Chongkundang Holdings Corp.	97	4
			136,795
		Shares	Market Value• ($000)
Spain (1.4%)
	Banco Santander SA	2,664,883	11,106
	Banco Bilbao Vizcaya Argentaria SA	996,128	9,936
	Industria de Diseno Textil SA	175,001	7,785
	Amadeus IT Group SA	75,079	4,442
	Telefonica SA	847,655	3,478
[2]	Cellnex Telecom SA	93,923	3,396
	CaixaBank SA	638,469	2,888
[2]	Aena SME SA	12,004	2,281
	Banco de Sabadell SA	889,764	1,157
	Bankinter SA	122,405	779
	Merlin Properties Socimi SA	66,049	626
	Fluidra SA	20,935	490
	Acerinox SA	31,506	346
	Vidrala SA	3,331	342
	Viscofan SA	5,768	325
	Mapfre SA	130,196	276
	Faes Farma SA	80,098	260
	Laboratorios Farmaceuticos Rovi SA	3,118	250
	Inmobiliaria Colonial Socimi SA	41,411	225
[2]	Unicaja Banco SA	209,656	215
	Sacyr SA	55,041	181
[1]	Corp. ACCIONA Energias Renovables SA	8,704	180
*	Solaria Energia y Medio Ambiente SA	12,606	150
	Ebro Foods SA	6,049	95
	Almirall SA	10,822	93
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	93,929	93
	Construcciones y Auxiliar de Ferrocarriles SA	2,559	91
*	Melia Hotels International SA	10,538	75
[2]	Gestamp Automocion SA	20,764	66
	Pharma Mar SA	2,003	66
	Fomento de Construcciones y Contratas SA	3,618	52
	Lar Espana Real Estate Socimi SA	6,008	42
[2]	Neinor Homes SA	3,582	40
[2]	Global Dominion Access SA	10,196	38
[2]	Prosegur Cash SA	56,654	30
*	NH Hotel Group SA	2,962	15
*	Distribuidora Internacional de Alimentacion SA	1,053,042	15

74

ESG International Stock ETF
		Shares	Market Value• ($000)
	Atresmedia Corp. de Medios de Comunicacion SA	2,847	12
[1]	Prosegur Cia de Seguridad SA	6,488	12
			51,949
Sweden (2.3%)
	Atlas Copco AB Class A	434,263	7,544
	Investor AB Class B	259,049	6,518
	Assa Abloy AB Class B	162,838	4,648
	Skandinaviska Enskilda Banken AB Class A	266,100	3,958
	Swedbank AB Class A	164,313	3,614
	Atlas Copco AB Class B	233,734	3,499
	Svenska Handelsbanken AB Class A	258,287	3,089
	Telefonaktiebolaget LM Ericsson Class B	495,942	2,693
	Epiroc AB Class A	139,937	2,540
	Essity AB Class B	101,899	2,376
	Investor AB Class A	87,513	2,172
	EQT AB	69,978	2,050
	Industrivarden AB Class A	49,843	1,702
	SKF AB Class B	66,965	1,463
	Svenska Cellulosa AB SCA Class B	102,368	1,449
	H & M Hennes & Mauritz AB Class B	101,558	1,379
	Trelleborg AB Class B	37,783	1,373
	Nibe Industrier AB Class B	244,256	1,363
	Boliden AB	46,572	1,180
	Skanska AB Class B	63,791	1,177
	Telia Co. AB	432,108	1,029
	SSAB AB Class B	129,571	1,015
	Securitas AB Class B	85,155	916
*	Castellum AB	74,369	892
	Beijer Ref AB Class B	62,999	887
	AddTech AB Class B	38,680	856
	Tele2 AB Class B	97,690	819
*	Swedish Orphan Biovitrum AB	32,300	794
	Getinge AB Class B	38,465	762
	Sagax AB Class B	30,403	719
*	Fastighets AB Balder Class B	106,752	664
	AAK AB	28,830	636
	L E Lundbergforetagen AB Class B	11,393	620
	Investment AB Latour Class B	23,933	608
	Holmen AB Class B	15,127	607
	Fortnox AB	78,822	550
	Axfood AB	17,964	502
[2]	Thule Group AB	17,592	479
*	Sectra AB Class B	23,871	476
		Shares	Market Value• ($000)
	Husqvarna AB Class B	61,512	475
	Avanza Bank Holding AB	21,558	475
	Nordnet AB publ	25,869	473
*	Kinnevik AB Class B	42,672	453
	Elekta AB Class B	62,285	451
	Lagercrantz Group AB Class B	30,622	444
[2]	Dometic Group AB	49,747	398
	Wihlborgs Fastigheter AB	49,343	398
	Hemnet Group AB	12,895	394
*	Volvo Car AB Class B	106,210	388
	Epiroc AB Class B	22,765	376
[2]	Munters Group AB	20,310	372
	Fabege AB	45,345	371
	Mycronic AB	10,290	339
[2]	Bravida Holding AB	39,216	334
*	Electrolux AB Class B	37,446	321
	Vitec Software Group AB Class B	5,181	284
	Loomis AB Class B	10,473	283
	Lindab International AB	13,108	275
	Bure Equity AB	8,372	268
	Billerud Aktiebolag	30,623	261
	Electrolux Professional AB Class B	40,253	256
*,2	Sinch AB	101,830	256
*	Embracer Group AB Class B	142,585	253
	Nyfosa AB	29,084	246
	Addnode Group AB Class B	20,560	216
	Vitrolife AB	12,002	209
	JM AB	13,235	206
	Wallenstam AB Class B	45,313	201
	HMS Networks AB	4,300	187
	Bufab AB	4,829	185
	SSAB AB Class A	23,301	182
	Catena AB	4,200	172
	AddLife AB Class B	17,773	172
	Biotage AB	10,199	171
	Arjo AB Class B	32,524	154
	Pandox AB Class B	9,933	150
	Granges AB	15,040	146
	Medicover AB Class B	10,152	141
	Hufvudstaden AB Class A	11,692	139
*,2	Boozt AB	10,586	136
	Peab AB Class B	24,335	134
	Troax Group AB	6,265	133
*	Camurus AB	2,888	127
*	Modern Times Group MTG AB Class B	17,667	127
	Instalco AB	34,472	126
	MIPS AB	3,993	122
	Nolato AB Class B	27,698	115

75

ESG International Stock ETF
		Shares	Market Value• ($000)
*	OX2 AB Class B	22,397	113
*	Sdiptech AB Class B	4,531	109
	Bilia AB Class A	8,435	108
	Storskogen Group AB Class B	214,391	107
*,2	BioArctic AB Class B	5,204	107
	Hexatronic Group AB	32,964	101
	Atrium Ljungberg AB Class B	5,230	97
	Skandinaviska Enskilda Banken AB Class C	5,756	92
	Beijer Alma AB	5,273	89
	NCC AB Class B	6,418	87
*	Truecaller AB Class B	31,680	87
	Ratos AB Class B	25,666	86
*,2	Scandic Hotels Group AB	15,177	77
	Cibus Nordic Real Estate AB publ	6,854	77
	SkiStar AB	6,073	76
	Clas Ohlson AB Class B	4,154	71
	NP3 Fastigheter AB	3,741	68
[1]	Samhallsbyggnadsbolaget i Norden AB B Shares	181,180	64
*	Stillfront Group AB	68,590	64
	Systemair AB	8,015	63
	Corem Property Group AB Class B	71,376	62
	NCC AB Class A	4,523	60
	Dios Fastigheter AB	8,023	58
	Sagax AB	19,461	55
	Fagerhult Group AB	8,279	49
*,2	Attendo AB	13,033	47
	MEKO AB	3,765	42
[1]	Intrum AB	10,067	33
	Platzer Fastigheter Holding AB Class B	4,452	33
*	Norion Bank AB	7,003	30
	Volati AB	2,413	24
[2]	Resurs Holding AB	12,831	18
	Investment AB Oresund	1,595	18
	Samhallsbyggnadsbolaget i Norden AB	20,190	9
	Cloetta AB Class B	4,552	8
*	Viaplay Group AB Class B	11,860	1
			84,403
Switzerland (6.3%)
	Nestle SA (Registered)	442,727	45,918
	Novartis AG (Registered)	343,044	34,612
	Roche Holding AG (XVTX)	114,621	29,969
	UBS Group AG (Registered)	501,214	14,311
	Zurich Insurance Group AG	23,850	12,689
	Alcon Inc.	81,930	6,986
		Shares	Market Value• ($000)
	Lonza Group AG (Registered)	12,342	6,442
	Swiss Re AG	48,072	5,802
	Givaudan SA (Registered)	1,327	5,568
	Partners Group Holding AG	3,674	5,283
	Swiss Life Holding AG (Registered)	5,002	3,636
	Geberit AG (Registered)	5,590	3,250
	Chocoladefabriken Lindt & Spruengli AG	249	3,047
	Straumann Holding AG (Registered)	17,906	2,830
	Kuehne + Nagel International AG (Registered)	8,397	2,827
	Sonova Holding AG (Registered)	8,503	2,623
	Logitech International SA (Registered)	26,265	2,324
	Swisscom AG (Registered)	3,994	2,283
*	Sandoz Group AG	70,533	2,182
[2]	VAT Group AG	4,315	2,166
	Schindler Holding AG	8,152	2,148
	Julius Baer Group Ltd.	34,446	1,845
	Roche Holding AG (XSWX)	4,983	1,378
	Baloise Holding AG (Registered)	8,287	1,337
	Swiss Prime Site AG (Registered)	13,971	1,335
	SIG Group AG	57,270	1,135
	Georg Fischer AG (Registered)	14,843	1,101
	Chocoladefabriken Lindt & Spruengli AG (Registered)	8	962
	Helvetia Holding AG (Registered)	6,426	908
	Tecan Group AG (Registered)	2,202	860
	Swatch Group AG (Registered)	18,498	845
	PSP Swiss Property AG (Registered)	6,611	841
	Barry Callebaut AG (Registered)	586	823
[2]	Galenica AG	9,562	821
	Belimo Holding AG (Registered)	1,660	787
	Temenos AG (Registered)	10,378	781
	Flughafen Zurich AG (Registered)	3,560	751
	EMS-Chemie Holding AG (Registered)	1,052	734

76

ESG International Stock ETF
		Shares	Market Value• ($000)
	Swatch Group AG	2,846	672
	Siegfried Holding AG (Registered)	655	657
	Clariant AG (Registered)	44,675	553
	Cembra Money Bank AG	6,014	512
	Accelleron Industries AG	14,781	499
	Banque Cantonale Vaudoise (Registered)	4,142	496
	Mobimo Holding AG (Registered)	1,678	491
	Valiant Holding AG (Registered)	4,072	473
	Inficon Holding AG (Registered)	299	464
	Comet Holding AG (Registered)	1,221	433
	DKSH Holding AG	5,854	430
	Bachem Holding AG	5,253	416
	Schindler Holding AG (Registered)	1,572	400
	Bucher Industries AG (Registered)	932	395
	Softwareone Holding AG	18,917	353
	Swissquote Group Holding SA (Registered)	1,313	350
	SFS Group AG	2,601	325
	Stadler Rail AG	9,370	295
	Emmi AG (Registered)	289	294
	Allreal Holding AG (Registered)	1,692	291
	Landis+Gyr Group AG	3,467	271
	Burckhardt Compression Holding AG	448	266
	Interroll Holding AG (Registered)	84	264
*	Aryzta AG	139,530	247
	Forbo Holding AG (Registered)	205	235
*	ams-OSRAM AG	153,853	234
	Vontobel Holding AG (Registered)	3,815	233
	Huber + Suhner AG (Registered)	3,154	229
	Daetwyler Holding AG	1,108	228
	VZ Holding AG	1,803	227
	dormakaba Holding AG	429	223
	Kardex Holding AG (Registered)	803	213
	Ypsomed Holding AG (Registered)	488	201
	EFG International AG	12,948	185
	Arbonia AG	12,860	177
[2]	Medacta Group SA	1,188	170
		Shares	Market Value• ($000)
	St. Galler Kantonalbank AG (Registered)	287	162
	SKAN Group AG	1,667	153
*	DocMorris AG	1,326	124
	Komax Holding AG (Registered)	653	122
	LEM Holding SA (Registered)	63	120
	u-blox Holding AG	1,196	114
	ALSO Holding AG (Registered)	424	111
*,2	Sensirion Holding AG	1,436	109
	OC Oerlikon Corp. AG (Registered)	20,493	98
	COSMO Pharmaceuticals NV	1,312	98
	Bossard Holding AG (Registered) Class A	380	86
*	Basilea Pharmaceutica AG (Registered)	1,995	79
	Bystronic AG	159	78
	Bell Food Group AG (Registered)	239	71
	Implenia AG (Registered)	1,982	70
*	Autoneum Holding AG	443	65
	Zehnder Group AG	1,068	65
	Schweiter Technologies AG	118	59
[2]	Medmix AG	3,252	56
	PIERER Mobility AG	1,075	56
	Vetropack Holding AG (Registered) Class A	1,354	55
*,1	Idorsia Ltd.	21,510	54
	Intershop Holding AG	77	54
*,2	Medartis Holding AG	662	54
*,1	Meyer Burger Technology AG	627,153	47
	Rieter Holding AG (Registered)	403	43
*,2	PolyPeptide Group AG	2,288	42
	VP Bank AG Class A	345	38
	Leonteq AG	937	30
	Hiag Immobilien Holding AG	358	29
	APG SGA SA	21	5
			228,889
Taiwan (6.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,992,720	87,499
	MediaTek Inc.	253,937	9,164
	Hon Hai Precision Industry Co. Ltd.	1,964,130	6,404
	Delta Electronics Inc.	357,496	3,331
	Quanta Computer Inc.	436,760	3,209
[1]	United Microelectronics Corp.	1,914,103	2,951

77

ESG International Stock ETF
		Shares	Market Value• ($000)
	Fubon Financial Holding Co. Ltd.	1,259,738	2,712
	CTBC Financial Holding Co. Ltd.	2,910,000	2,709
	ASE Technology Holding Co. Ltd.	546,276	2,412
	Chunghwa Telecom Co. Ltd.	603,000	2,297
	Mega Financial Holding Co. Ltd.	1,849,194	2,266
	Cathay Financial Holding Co. Ltd.	1,467,482	2,094
	Uni-President Enterprises Corp.	796,351	1,934
	E.Sun Financial Holding Co. Ltd.	2,334,781	1,867
	Novatek Microelectronics Corp.	90,995	1,732
	Wistron Corp.	470,000	1,721
	Nan Ya Plastics Corp.	888,878	1,681
	Asustek Computer Inc.	113,492	1,635
	China Steel Corp.	2,059,796	1,604
	Yuanta Financial Holding Co. Ltd.	1,826,986	1,588
	Alchip Technologies Ltd.	12,000	1,574
	Formosa Plastics Corp.	631,784	1,434
	Accton Technology Corp.	87,000	1,432
	First Financial Holding Co. Ltd.	1,668,697	1,431
	Largan Precision Co. Ltd.	17,000	1,395
	Realtek Semiconductor Corp.	76,294	1,375
	Taiwan Cooperative Financial Holding Co. Ltd.	1,640,604	1,348
[1]	Chailease Holding Co. Ltd.	234,247	1,295
	Lite-On Technology Corp.	348,958	1,211
	Unimicron Technology Corp.	210,000	1,193
	Hotai Motor Co. Ltd.	53,337	1,133
	SinoPac Financial Holdings Co. Ltd.	1,757,021	1,118
	eMemory Technology Inc.	13,000	1,116
	Yageo Corp.	61,506	1,087
	Hua Nan Financial Holdings Co. Ltd.	1,556,450	1,084
*	China Development Financial Holding Corp.	2,615,308	1,040
	Wiwynn Corp.	14,000	1,034
	E Ink Holdings Inc.	132,728	1,033
	Taishin Financial Holding Co. Ltd.	1,849,303	1,018
	Formosa Chemicals & Fibre Corp.	529,708	959
		Shares	Market Value• ($000)
	Airtac International Group	23,603	904
	Advantech Co. Ltd.	73,000	901
	Evergreen Marine Corp. Taiwan Ltd.	169,670	889
	Pegatron Corp.	318,000	861
	Gigabyte Technology Co. Ltd.	78,000	853
	Shanghai Commercial & Savings Bank Ltd.	574,087	817
	President Chain Store Corp.	94,000	801
	Asia Vital Components Co. Ltd.	46,165	779
	Taiwan Mobile Co. Ltd.	247,000	774
	Elite Material Co. Ltd.	49,000	769
	WPG Holdings Ltd.	257,760	757
	Inventec Corp.	432,000	752
	Compal Electronics Inc.	634,000	732
	Far EasTone Telecommunications Co. Ltd.	289,134	720
	Global Unichip Corp.	14,000	706
	Silergy Corp.	53,000	699
	Innolux Corp.	1,416,690	680
	Acer Inc.	455,000	651
	Micro-Star International Co. Ltd.	107,000	648
	Globalwafers Co. Ltd.	35,000	618
	AUO Corp.	1,104,400	613
	Catcher Technology Co. Ltd.	98,000	611
	Synnex Technology International Corp.	245,000	604
*	Tatung Co. Ltd.	360,000	592
	Far Eastern New Century Corp.	564,000	582
	Powertech Technology Inc.	117,000	578
	Chang Hwa Commercial Bank Ltd.	1,021,914	576
*	Shin Kong Financial Holding Co. Ltd.	2,168,287	569
	Voltronic Power Technology Corp.	11,152	567
	Chicony Electronics Co. Ltd.	95,000	564
	Tripod Technology Corp.	85,000	560
	Asia Cement Corp.	401,000	513
	Eclat Textile Co. Ltd.	30,000	513
	Walsin Lihwa Corp.	435,104	510
	King Yuan Electronics Co. Ltd.	178,000	501
	Phison Electronics Corp.	25,000	497
	ASPEED Technology Inc.	5,500	476
	King Slide Works Co. Ltd.	11,000	473

78

ESG International Stock ETF
		Shares	Market Value• ($000)
	Sino-American Silicon Products Inc.	79,000	464
	Yang Ming Marine Transport Corp.	292,398	461
	Chroma ATE Inc.	61,000	450
	ASMedia Technology Inc.	6,000	448
	Jentech Precision Industrial Co. Ltd.	14,999	437
	International Games System Co. Ltd.	16,000	432
	Powerchip Semiconductor Manufacturing Corp.	494,000	432
	Taichung Commercial Bank Co. Ltd.	811,434	428
	Faraday Technology Corp.	34,000	417
	Feng TAY Enterprise Co. Ltd.	77,728	407
	Eva Airways Corp.	405,932	404
	WT Microelectronics Co. Ltd.	74,038	402
	Compeq Manufacturing Co. Ltd.	165,000	398
*	PharmaEssentia Corp.	38,000	396
	Gold Circuit Electronics Ltd.	48,500	395
	Winbond Electronics Corp.	445,206	394
	Parade Technologies Ltd.	12,000	386
	Nanya Technology Corp.	181,000	385
	Radiant Opto-Electronics Corp.	82,000	383
	Lotes Co. Ltd.	11,377	369
	Pou Chen Corp.	379,000	366
	Lien Hwa Industrial Holdings Corp.	175,835	365
	Makalot Industrial Co. Ltd.	30,707	361
	Hiwin Technologies Corp.	47,504	361
	Cheng Shin Rubber Industry Co. Ltd.	240,000	357
	Simplo Technology Co. Ltd.	26,000	351
	Teco Electric & Machinery Co. Ltd.	220,000	343
	Vanguard International Semiconductor Corp.	142,000	324
	Ruentex Development Co. Ltd.	281,740	324
	Giant Manufacturing Co. Ltd.	49,740	321
	Oneness Biotech Co. Ltd.	56,887	318
	Taiwan Business Bank	713,787	316
		Shares	Market Value• ($000)
	Foxconn Technology Co. Ltd.	200,000	315
	Taiwan High Speed Rail Corp.	330,000	315
	Win Semiconductors Corp.	65,000	313
	TA Chen Stainless Pipe	272,763	310
	Fortune Electric Co. Ltd.	18,000	307
	AP Memory Technology Corp.	20,000	288
	Yulon Finance Corp.	53,569	281
	Zhen Ding Technology Holding Ltd.	88,000	280
	Wistron NeWeb Corp.	56,791	276
	Qisda Corp.	187,000	273
*	China Petrochemical Development Corp.	896,386	267
	China Airlines Ltd.	410,000	260
	Sinbon Electronics Co. Ltd.	31,000	254
	Via Technologies Inc.	60,000	251
	Highwealth Construction Corp.	199,559	251
	Wan Hai Lines Ltd.	157,260	251
	Macronix International Co. Ltd.	272,000	245
	Shihlin Electric & Engineering Corp.	41,000	243
	Topco Scientific Co. Ltd.	38,271	236
	Huaku Development Co. Ltd.	74,000	231
*	Bank of Kaohsiung Co. Ltd.	625,858	225
	Poya International Co. Ltd.	14,484	225
	Merida Industry Co. Ltd.	34,000	225
	Sanyang Motor Co. Ltd.	95,000	225
	Test Research Inc.	97,000	224
*	IBF Financial Holdings Co. Ltd.	575,060	224
	Tong Yang Industry Co. Ltd.	71,000	222
	Nien Made Enterprise Co. Ltd.	19,000	222
	Elan Microelectronics Corp.	42,000	221
	Sigurd Microelectronics Corp.	99,000	221
	Nan Ya Printed Circuit Board Corp.	33,000	221
	AURAS Technology Co. Ltd.	13,000	220
	Tung Ho Steel Enterprise Corp.	89,110	218
	Charoen Pokphand Enterprise	70,600	217
	Getac Holdings Corp.	57,000	216

79

ESG International Stock ETF
		Shares	Market Value• ($000)
	Century Iron & Steel Industrial Co. Ltd.	26,000	212
	Taiwan Hon Chuan Enterprise Co. Ltd.	45,000	207
	Walsin Technology Corp.	58,000	206
	King's Town Bank Co. Ltd.	142,000	201
	Senao International Co. Ltd.	162,000	198
	Orient Semiconductor Electronics Ltd.	85,000	195
	O-Bank Co. Ltd.	615,000	194
	Ruentex Industries Ltd.	103,002	193
	Yulon Motor Co. Ltd.	86,185	193
	Chicony Power Technology Co. Ltd.	36,000	193
	Bora Pharmaceuticals Co. Ltd.	9,092	193
	Fusheng Precision Co. Ltd.	27,000	192
	Chipbond Technology Corp.	85,000	191
	Egis Technology Inc.	18,000	191
	Sercomm Corp.	44,000	189
	Taiwan Union Technology Corp.	38,000	188
	Acter Group Corp. Ltd.	30,000	185
	Taiwan Fertilizer Co. Ltd.	86,000	181
	YFY Inc.	187,000	179
	Ardentec Corp.	79,000	177
	United Integrated Services Co. Ltd.	19,000	176
	Run Long Construction Co. Ltd.	54,000	176
*	Nan Kang Rubber Tire Co. Ltd.	141,000	176
	Mitac Holdings Corp.	131,248	176
	Great Wall Enterprise Co. Ltd.	94,402	174
	Lotus Pharmaceutical Co. Ltd.	19,000	174
	M31 Technology Corp.	3,000	171
	Nichidenbo Corp.	85,000	170
	Hotai Finance Co. Ltd.	44,500	170
	FSP Technology Inc.	95,000	168
	Xxentria Technology Materials Corp.	72,900	166
	VisEra Technologies Co. Ltd.	17,000	165
	Capital Securities Corp.	307,000	163
	L&K Engineering Co. Ltd.	30,000	160
*	HTC Corp.	103,000	159
	Bizlink Holding Inc.	20,708	159
	Systex Corp.	44,000	157
	Far Eastern Department Stores Ltd.	203,000	156
		Shares	Market Value• ($000)
	Kindom Development Co. Ltd.	124,100	155
	Hong Pu Real Estate Development Co. Ltd.	161,000	151
	AcBel Polytech Inc.	111,883	151
	Gudeng Precision Industrial Co. Ltd.	10,491	149
	China Motor Corp.	37,200	148
	Goldsun Building Materials Co. Ltd.	141,753	148
*	Kuo Yang Construction Co. Ltd.	207,000	148
	Sitronix Technology Corp.	16,000	147
	Silicon Integrated Systems Corp.	107,080	146
	Visual Photonics Epitaxy Co. Ltd.	28,000	145
	Sunonwealth Electric Machine Industry Co. Ltd.	36,000	145
*	Radium Life Tech Co. Ltd.	480,037	143
	Raydium Semiconductor Corp.	10,000	142
*	Globe Union Industrial Corp.	276,828	141
	Ta Ya Electric Wire & Cable	118,253	140
	Kung Long Batteries Industrial Co. Ltd.	33,000	138
	Wisdom Marine Lines Co. Ltd.	70,543	137
	Feng Hsin Steel Co. Ltd.	62,000	134
	momo.com Inc.	9,504	134
	RDC Semiconductor Co. Ltd.	8,240	131
	Wah Lee Industrial Corp.	36,720	130
	Taiwan Surface Mounting Technology Corp.	42,000	130
	Ennoconn Corp.	13,710	130
	Sporton International Inc.	17,372	129
	Arcadyan Technology Corp.	22,123	129
	Grape King Bio Ltd.	26,000	128
	Taiyen Biotech Co. Ltd.	117,000	127
*	RichWave Technology Corp.	17,650	126
	Chief Telecom Inc.	11,000	126
	Kuo Toong International Co. Ltd.	57,330	125
	Pixart Imaging Inc.	23,000	125
	YungShin Global Holding Corp.	84,000	125

80

ESG International Stock ETF
		Shares	Market Value• ($000)
	Gloria Material Technology Corp.	83,000	124
	Supreme Electronics Co. Ltd.	62,980	124
	Taiwan Secom Co. Ltd.	33,000	124
	ChipMOS Technologies Inc.	89,000	124
	Nan Pao Resins Chemical Co. Ltd.	13,000	124
*	Phihong Technology Co. Ltd.	63,380	123
	ITEQ Corp.	43,466	123
*	Polaris Group	55,000	123
	Kinsus Interconnect Technology Corp.	40,000	122
	Foxsemicon Integrated Technology Inc.	16,000	122
	Tong Hsing Electronic Industries Ltd.	25,322	121
*	Mercuries Life Insurance Co. Ltd.	772,203	121
	ITE Technology Inc.	23,000	120
	FLEXium Interconnect Inc.	43,000	118
*	Taiwan Glass Industry Corp.	205,000	118
*	Advanced Wireless Semiconductor Co.	26,370	118
	AGV Products Corp.	312,000	117
	Greatek Electronics Inc.	62,000	117
	Standard Foods Corp.	98,000	117
	Global Brands Manufacture Ltd.	56,120	116
*	Ennostar Inc.	84,000	114
	Merry Electronics Co. Ltd.	30,298	113
	XinTec Inc.	27,000	113
	Topkey Corp.	19,000	113
	Innodisk Corp.	11,651	113
	Coretronic Corp.	50,000	112
	Wei Chuan Foods Corp.	188,000	112
	Microbio Co. Ltd.	75,965	112
	Dynamic Holding Co. Ltd.	46,997	112
	Machvision Inc.	11,039	111
	Shinkong Synthetic Fibers Corp.	228,000	110
	Taiwan Semiconductor Co. Ltd.	43,000	109
	Formosa Taffeta Co. Ltd.	146,000	109
	Eternal Materials Co. Ltd.	106,400	108
*	TaiMed Biologics Inc.	31,000	108
	Cheng Loong Corp.	115,000	106
	Kaori Heat Treatment Co. Ltd.	12,000	106
	Fitipower Integrated Technology Inc.	13,703	105
		Shares	Market Value• ($000)
	Everlight Electronics Co. Ltd.	66,000	104
	Unitech Printed Circuit Board Corp.	154,363	104
	Far Eastern International Bank	265,036	104
	Elite Semiconductor Microelectronics Technology Inc.	35,000	104
	U-Ming Marine Transport Corp.	59,000	104
	Allied Supreme Corp.	8,000	103
	Bioteque Corp.	27,000	102
	President Securities Corp.	155,532	101
	Kenda Rubber Industrial Co. Ltd.	105,001	101
	Darfon Electronics Corp.	60,000	101
	Etron Technology Inc.	58,640	100
*	HannStar Display Corp.	276,000	99
	Flytech Technology Co. Ltd.	44,000	99
	Taiwan PCB Techvest Co. Ltd.	75,000	99
	Fulgent Sun International Holding Co. Ltd.	25,000	99
	Chung Hung Steel Corp.	135,000	99
	ADATA Technology Co. Ltd.	31,000	98
	Hannstar Board Corp.	54,000	97
	Pan Jit International Inc.	48,400	96
	Evergreen International Storage & Transport Corp.	91,000	96
	Sunplus Technology Co. Ltd.	91,000	95
*	Tyntek Corp.	151,000	94
*	Rich Development Co. Ltd.	285,000	94
	Taiwan Sakura Corp.	40,000	94
	China Steel Chemical Corp.	26,000	92
	Hota Industrial Manufacturing Co. Ltd.	51,810	92
*	Lung Yen Life Service Corp.	74,000	92
	Prince Housing & Development Corp.	282,000	92
	Shinkong Insurance Co. Ltd.	42,000	92
	MPI Corp.	9,000	92
	Ton Yi Industrial Corp.	185,000	91
*	CMC Magnetics Corp.	259,747	90
	Advanced Energy Solution Holding Co. Ltd.	4,000	90
	TXC Corp.	28,000	88

81

ESG International Stock ETF
		Shares	Market Value• ($000)
	Wafer Works Corp.	69,923	88
	Primax Electronics Ltd.	38,000	88
	TCI Co. Ltd.	17,297	88
	Continental Holdings Corp.	104,000	88
	Zyxel Group Corp.	60,961	87
	Hsin Kuang Steel Co. Ltd.	41,000	87
	Career Technology MFG. Co. Ltd.	131,702	87
	China Chemical & Pharmaceutical Co. Ltd.	112,000	86
*	Medigen Vaccine Biologics Corp.	44,390	86
	Lingsen Precision Industries Ltd.	101,000	85
	Tong-Tai Machine & Tool Co. Ltd.	128,000	85
	Grand Pacific Petrochemical	188,799	85
	Holy Stone Enterprise Co. Ltd.	27,300	84
	TYC Brother Industrial Co. Ltd.	52,000	83
	Kinpo Electronics	170,000	83
	Sinyi Realty Inc.	89,000	83
	IEI Integration Corp.	31,000	83
	Sunny Friend Environmental Technology Co. Ltd.	24,737	83
	Pegavision Corp.	6,514	83
	SDI Corp.	25,000	82
	EVERGREEN Steel Corp.	24,000	82
	Taiwan-Asia Semiconductor Corp.	61,000	81
	Pan-International Industrial Corp.	78,000	81
	Sheng Yu Steel Co. Ltd.	92,000	81
	Dimerco Express Corp.	30,451	81
	Solar Applied Materials Technology Corp.	57,000	80
*	Adimmune Corp.	86,000	80
	Sampo Corp.	86,000	79
	Gamania Digital Entertainment Co. Ltd.	35,000	79
	Andes Technology Corp.	5,000	79
	China Metal Products	64,000	78
	Quanta Storage Inc.	32,000	78
	Jess-Link Products Co. Ltd.	26,000	78
	FocalTech Systems Co. Ltd.	25,203	78
	CHC Healthcare Group	40,000	78
	KMC Kuei Meng International Inc.	16,000	78
	Shares	Market Value• ($000)
Nuvoton Technology Corp.	19,000	78
Taiwan Paiho Ltd.	42,000	77
Apex International Co. Ltd.	53,000	77
Basso Industry Corp.	59,000	76
China Bills Finance Corp.	165,000	76
Soft-World International Corp.	18,000	76
Weltrend Semiconductor	36,000	76
Shin Zu Shing Co. Ltd.	14,165	76
Advanced International Multitech Co. Ltd.	32,000	75
Syncmold Enterprise Corp.	30,000	75
Global Mixed Mode Technology Inc.	9,000	74
Sensortek Technology Corp.	5,000	74
Rechi Precision Co. Ltd.	98,000	73
Sinon Corp.	55,000	73
WinWay Technology Co. Ltd.	3,000	73
Tainan Spinning Co. Ltd.	148,000	72
Yieh Phui Enterprise Co. Ltd.	148,365	72
Chin-Poon Industrial Co. Ltd.	43,000	71
United Renewable Energy Co. Ltd.	180,420	71
LandMark Optoelectronics Corp.	15,000	71
Brighton-Best International Taiwan Inc.	66,000	71
Taiwan Mask Corp.	32,000	71
China Electric Manufacturing Corp.	128,540	70
Sonix Technology Co. Ltd.	41,000	70
Center Laboratories Inc.	46,614	70
Iron Force Industrial Co. Ltd.	24,000	70
UPI Semiconductor Corp.	7,000	70
YC INOX Co. Ltd.	85,476	69
Infortrend Technology Inc.	86,000	69
Great Tree Pharmacy Co. Ltd.	7,140	69
KEE TAI Properties Co. Ltd.	139,000	68
Chang Wah Electromaterials Inc.	56,000	68
Dynapack International Technology Corp.	26,000	67

82

ESG International Stock ETF
		Shares	Market Value• ($000)
	Shiny Chemical Industrial Co. Ltd.	13,750	67
	Chenbro Micom Co. Ltd.	8,000	67
	Ichia Technologies Inc.	60,000	66
	Taiflex Scientific Co. Ltd.	46,000	66
	PharmaEngine Inc.	20,000	66
	Chlitina Holding Ltd.	11,000	66
	Thinking Electronic Industrial Co. Ltd.	12,000	65
	Cathay Real Estate Development Co. Ltd.	110,000	64
	Namchow Holdings Co. Ltd.	37,000	64
*	CyberTAN Technology Inc.	98,000	64
*	Taiwan TEA Corp.	98,000	64
	Elite Advanced Laser Corp.	30,000	64
	Universal Vision Biotechnology Co. Ltd.	6,678	64
	ASROCK Inc.	8,000	64
	Sincere Navigation Corp.	71,900	63
	TTY Biopharm Co. Ltd.	24,000	62
	TSRC Corp.	86,000	62
	USI Corp.	108,000	62
	Waffer Technology Corp.	19,000	62
	Transcend Information Inc.	24,000	61
	Brogent Technologies Inc.	15,100	61
	International CSRC Investment Holdings Co.	104,990	60
	Hu Lane Associate Inc.	11,275	60
	Chia Hsin Cement Corp.	107,100	60
	Co-Tech Development Corp.	32,000	60
	ZillTek Technology Corp.	4,000	60
	Hung Sheng Construction Ltd.	92,600	59
	Johnson Health Tech Co. Ltd.	28,000	59
	BES Engineering Corp.	150,000	58
*	Lealea Enterprise Co. Ltd.	179,920	58
	Posiflex Technology Inc.	14,000	58
	Dyaco International Inc.	59,505	58
	Chang Wah Technology Co. Ltd.	53,500	58
	Advanced Ceramic X Corp.	8,000	57
	Channel Well Technology Co. Ltd.	22,000	57
	Chung Hwa Pulp Corp.	78,000	56
*	Mercuries & Associates Holding Ltd.	139,969	56
		Shares	Market Value• ($000)
	Cleanaway Co. Ltd.	10,000	56
	Speed Tech Corp.	26,000	56
	Chun Yuan Steel Industry Co. Ltd.	99,000	55
	Farglory Land Development Co. Ltd.	31,000	55
*	HannsTouch Holdings Co.	190,000	55
	TPK Holding Co. Ltd.	49,000	54
*	Rexon Industrial Corp. Ltd.	35,000	54
	Cheng Uei Precision Industry Co. Ltd.	37,000	53
	Everlight Chemical Industrial Corp.	77,000	52
	Zeng Hsing Industrial Co. Ltd.	16,115	52
*	Yeong Guan Energy Technology Group Co. Ltd.	28,468	52
	Chunghwa Precision Test Tech Co. Ltd.	3,000	52
	T3EX Global Holdings Corp.	18,000	52
	Elitegroup Computer Systems Co. Ltd.	50,000	51
	Alpha Networks Inc.	43,772	51
	Asia Polymer Corp.	71,757	50
	Motech Industries Inc.	56,594	50
	Savior Lifetec Corp.	76,436	49
	Kaimei Electronic Corp.	23,200	49
*	Foresee Pharmaceuticals Co. Ltd.	14,538	49
	Gemtek Technology Corp.	42,000	47
*	OBI Pharma Inc.	22,354	47
	Oriental Union Chemical Corp.	75,000	46
	Cub Elecparts Inc.	11,281	46
	General Interface Solution Holding Ltd.	25,000	46
*	Zinwell Corp.	66,000	45
	Anpec Electronics Corp.	6,000	45
	Marketech International Corp.	9,000	45
	D-Link Corp.	71,760	44
	Longchen Paper & Packaging Co. Ltd.	100,803	44
	Nan Liu Enterprise Co. Ltd.	19,000	44
	Synmosa Biopharma Corp.	35,820	44
	UPC Technology Corp.	91,000	42
	Tung Thih Electronic Co. Ltd.	10,000	42
	Genesys Logic Inc.	11,000	42

83

ESG International Stock ETF
		Shares	Market Value• ($000)
	AmTRAN Technology Co. Ltd.	86,238	41
	Actron Technology Corp.	7,574	40
	Darwin Precisions Corp.	75,000	37
	Swancor Holding Co. Ltd.	10,000	37
	Holtek Semiconductor Inc.	19,000	36
*	Federal Corp.	61,000	36
*	Shining Building Business Co. Ltd.	112,000	35
	TaiDoc Technology Corp.	7,000	35
	Formosa Sumco Technology Corp.	7,000	35
	Adlink Technology Inc.	17,000	34
*	Li Peng Enterprise Co. Ltd.	128,000	34
*	China Man-Made Fiber Corp.	133,240	33
	Taiwan Styrene Monomer	70,000	32
	Ability Enterprise Co. Ltd.	36,000	29
	China General Plastics Corp.	43,155	28
	Nantex Industry Co. Ltd.	25,000	28
*	ALI Corp.	27,000	27
	Panion & BF Biotech Inc.	8,000	26
	Evergreen Aviation Technologies Corp.	8,000	26
	Gourmet Master Co. Ltd.	9,000	25
	91APP Inc.	8,000	25
	VIA Labs Inc.	3,000	25
	Ho Tung Chemical Corp.	85,000	24
*	Medigen Biotechnology Corp.	18,000	24
*	Taigen Biopharmaceuticals Holdings Ltd.	49,000	23
	Amazing Microelectronic Corp.	6,242	23
	Yulon Nissan Motor Co. Ltd.	4,000	21
*	Gigasolar Materials Corp.	5,790	21
	Fittech Co. Ltd.	10,000	20
	St. Shine Optical Co. Ltd.	3,000	19
*	PChome Online Inc.	15,430	19
*	Ritek Corp.	71,214	18
	Ultra Chip Inc.	6,000	17
	Altek Corp.	14,000	15
	Shin Foong Specialty & Applied Materials Co. Ltd.	7,000	11
		Shares	Market Value• ($000)
	ScinoPharm Taiwan Ltd.	13,000	10
*,3	Pharmally International Holding Co. Ltd.	1,282	—
			240,801
Thailand (0.6%)
	CP ALL PCL (Foreign)	1,021,100	1,637
	Bangkok Dusit Medical Services PCL (Foreign)	1,759,800	1,398
	Airports of Thailand PCL (Foreign)	694,200	1,230
	Advanced Info Service PCL (Foreign)	190,900	1,071
	Kasikornbank PCL (Foreign)	280,300	962
*	Delta Electronics Thailand PCL (Foreign)	468,000	932
	SCB X PCL (Foreign)	293,700	923
	Central Pattana PCL (Foreign)	496,900	897
	Siam Cement PCL (Foreign)	119,400	896
	Minor International PCL (Foreign)	708,400	627
	Bumrungrad Hospital PCL (Foreign)	95,500	596
	Krung Thai Bank PCL (Foreign)	998,000	448
	Central Retail Corp. PCL (Foreign)	444,400	431
	Bangkok Bank PCL (Foreign)	102,700	410
	Charoen Pokphand Foods PCL (Foreign)	762,500	402
	TMBThanachart Bank PCL (Foreign)	6,846,424	352
	Bangkok Expressway & Metro PCL (Foreign)	1,544,100	347
	PTT Global Chemical PCL (Foreign)	319,600	338
	Intouch Holdings PCL (Foreign)	175,056	331
*	True Corp. PCL (Foreign)	1,623,714	322
	Home Product Center PCL (Foreign)	1,024,400	320
	Tisco Financial Group PCL (Foreign)	110,400	310
	Energy Absolute PCL (Foreign)	292,000	287
	Land & Houses PCL (Foreign)	1,277,100	270
	Krungthai Card PCL (Foreign)	202,600	242
	Indorama Ventures PCL (Foreign)	350,700	228
	Kiatnakin Phatra Bank PCL (Foreign)	155,800	224
	CP Axtra PCL (Foreign)	226,637	210

84

ESG International Stock ETF
		Shares	Market Value• ($000)
	Thai Union Group PCL (Foreign)	478,700	192
	BTS Group Holdings PCL (Foreign)	1,331,200	191
*	Central Plaza Hotel PCL (Foreign)	138,000	166
	Thanachart Capital PCL (Foreign)	118,500	164
	SCG Packaging PCL (Foreign)	188,000	147
	Thonburi Healthcare Group PCL (Foreign)	120,600	146
	Supalai PCL (Foreign)	246,800	145
	KCE Electronics PCL (Foreign)	130,800	139
	Muangthai Capital PCL (Foreign)	105,000	134
	Com7 PCL (Foreign)	214,100	124
	Siam Global House PCL (Foreign)	257,789	122
	Ngern Tid Lor PCL (Foreign)	194,513	122
*,1	Jasmine Technology Solution PCL (Foreign)	51,700	122
	Osotspa PCL (Foreign)	209,000	119
	Asset World Corp. PCL (Foreign)	1,079,700	116
	Sansiri PCL (Foreign)	2,125,700	109
	AP Thailand PCL (Foreign)	357,600	105
	Srisawad Corp. PCL (Foreign)	99,100	105
	Berli Jucker PCL (Foreign)	154,400	104
	Hana Microelectronics PCL (Foreign)	99,100	103
	Bangkok Chain Hospital PCL (Foreign)	168,500	99
	Amata Corp. PCL (Foreign)	136,593	86
	Sino-Thai Engineering & Construction PCL (Foreign)	303,000	85
	Chularat Hospital PCL (Foreign)	885,000	73
	Sri Trang Agro-Industry PCL (Foreign)	125,500	68
	Thailand Future Fund	347,700	67
	Thoresen Thai Agencies PCL (Foreign)	341,100	66
	Mega Lifesciences PCL (Foreign)	56,000	65
	AEON Thana Sinsap Thailand PCL (Foreign)	15,000	63
	Bangkok Commercial Asset Management PCL (Foreign)	270,300	63
	Dohome PCL (Foreign)	183,366	61
		Shares	Market Value• ($000)
	Ramkhamhaeng Hospital PCL (Foreign)	75,100	61
	Quality Houses PCL (Foreign)	994,900	60
	JMT Network Services PCL (Foreign)	96,292	60
	Betagro PCL (Foreign)	91,600	57
	Plan B Media PCL (Foreign)	228,468	56
	Siam City Cement PCL (Foreign)	13,400	51
	Bangkok Airways PCL (Foreign)	110,500	49
	TTW PCL (Foreign)	179,400	47
*	Beyond Securities PCL (Foreign)	450,800	46
	I-TAIL Corp. PCL (Foreign)	89,900	46
	Thai Vegetable Oil PCL (Foreign)	76,070	45
	TOA Paint Thailand PCL (Foreign)	75,200	42
	Tipco Asphalt PCL (Foreign)	94,800	42
	Dhipaya Group Holdings PCL (Foreign)	50,400	41
	Forth Corp. PCL (Foreign)	90,900	41
	Bangkok Life Assurance PCL NVDR	80,800	40
	Jaymart Group Holdings PCL (Foreign)	95,100	37
	Major Cineplex Group PCL (Foreign)	92,700	36
	Sri Trang Gloves Thailand PCL (Foreign)	142,600	34
	TQM Alpha PCL (Foreign)	46,700	34
*,3	Thai Airways International PCL (Foreign)	469,000	33
	Thaicom PCL (Foreign)	101,500	33
*	Bangkok Land PCL (Foreign)	1,730,200	33
	VGI PCL (Foreign)	790,949	32
	Jasmine International PCL (Foreign)	539,700	31
	GFPT PCL (Foreign)	83,900	28
	MBK PCL (Foreign)	59,400	27
	Pruksa Holding PCL (Foreign)	78,900	27
	Taokaenoi Food & Marketing PCL (Foreign)	77,500	26
	Singer Thailand PCL (Foreign)	90,800	24
	Precious Shipping PCL (Foreign)	89,000	22

85

ESG International Stock ETF
		Shares	Market Value• ($000)
	BEC World PCL (Foreign)	193,400	22
	Workpoint Entertainment PCL (Foreign)	80,100	22
	MK Restaurants Group PCL (Foreign)	21,000	22
	BCPG PCL (Foreign)	95,352	21
	SPCG PCL (Foreign)	57,800	20
	Thaifoods Group PCL (Foreign)	213,600	20
*	Samart Corp. PCL (Foreign)	116,300	19
	LPN Development PCL (Foreign)	190,300	19
	Ratchthani Leasing PCL (Foreign)	313,500	18
*	Super Energy Corp. PCL (Foreign)	1,608,300	15
*	Italian-Thai Development PCL (Foreign)	575,900	14
	Origin Property PCL (Foreign)	38,000	8
*	Rabbit Holdings PCL (Foreign)	738,100	8
	Advanced Info Service PCL	1,200	7
*	Kerry Express Thailand PCL (Foreign)	45,400	7
			21,595
Turkey (0.3%)
	BIM Birlesik Magazalar A/S	72,480	900
*	Turk Hava Yollari AO	88,767	800
	Akbank TAS	502,745	668
	Turkiye Is Bankasi A/S Class C	1,274,119	452
	Turkiye Sise ve Cam Fabrikalari A/S	258,167	423
	Turkcell Iletisim Hizmetleri A/S	191,261	410
	Yapi ve Kredi Bankasi A/S	517,961	382
*	Eregli Demir ve Celik Fabrikalari TAS	258,323	376
	Ford Otomotiv Sanayi A/S	9,454	308
*	Sasa Polyester Sanayi A/S	204,136	258
	Coca-Cola Icecek A/S	12,322	255
	Migros Ticaret A/S	13,699	216
	Turkiye Garanti Bankasi A/S	95,765	193
*	Pegasus Hava Tasimaciligi A/S	6,359	175
	Arcelik A/S	32,039	173
		Shares	Market Value• ($000)
	Tofas Turk Otomobil Fabrikasi A/S	18,068	154
[2]	Mavi Giyim Sanayi ve Ticaret A/S Class B	33,892	154
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	162,844	140
*	Petkim Petrokimya Holding A/S	173,711	134
*	TAV Havalimanlari Holding A/S	23,282	130
*	Oyak Cimento Fabrikalari A/S	56,721	129
	Borusan Yatirim ve Pazarlama A/S	935	129
	Turk Traktor ve Ziraat Makineleri A/S	4,460	124
	Nuh Cimento Sanayi A/S	11,274	119
*	Hektas Ticaret TAS	188,434	115
	Is Yatirim Menkul Degerler A/S	94,936	113
*	Ulker Biskuvi Sanayi A/S	32,021	109
	EGE Endustri ve Ticaret A/S	195	108
	Koza Altin Isletmeleri A/S	147,456	108
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	297,714	106
*,2	MLP Saglik Hizmetleri A/S Class B	18,870	103
	Sok Marketler Ticaret A/S	40,730	87
*	Gubre Fabrikalari TAS	12,309	79
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	66,713	73
	Logo Yazilim Sanayi ve Ticaret A/S	20,409	70
*	Anadolu Anonim Turk Sigorta Sirketi	30,978	68
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	55,646	67
	Dogus Otomotiv Servis ve Ticaret A/S	7,746	66
*	Turk Telekomunikasyon A/S	63,776	66
[2]	Enerjisa Enerji A/S	32,104	64
*	Konya Cimento Sanayii A/S	200	63
	Bera Holding A/S	92,664	60
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	21,992	60
	Cimsa Cimento Sanayi ve Ticaret A/S	52,675	59
*	Turkiye Vakiflar Bankasi TAO	124,344	57
	Aygaz A/S	11,072	54

86

ESG International Stock ETF
		Shares	Market Value• ($000)
	Dogan Sirketler Grubu Holding A/S	124,692	54
	Kartonsan Karton Sanayi ve Ticaret A/S	13,747	52
*	Baticim Bati Anadolu Cimento Sanayii A/S	13,816	50
*	Is Gayrimenkul Yatirim Ortakligi A/S	87,038	48
	Akcansa Cimento A/S	8,930	45
*	Aksigorta A/S	224,652	44
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	27,051	44
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	43,687	43
*	Turkiye Halk Bankasi A/S	93,985	43
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	24,671	42
*	Turkiye Sinai Kalkinma Bankasi A/S	159,385	42
*	Tat Gida Sanayi A/S	31,539	36
*	Vestel Elektronik Sanayi ve Ticaret A/S	13,419	36
	Tekfen Holding A/S	22,841	34
	Bursa Cimento Fabrikasi A/S	119,826	32
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	7,642	31
	Kordsa Teknik Tekstil A/S	9,659	30
*	Is Finansal Kiralama A/S	76,041	28
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	31,509	23
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	102,610	23
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	34,291	23
*	Biotrend Cevre ve Enerji Yatirimlari A/S	34,211	22
*	Tukas Gida Sanayi ve Ticaret A/S	74,622	21
	Sekerbank Turk A/S	132,147	20
*	Iskenderun Demir ve Celik A/S	15,458	20
	Kervan Gida Sanayi ve Ticaret A/S Class B	22,329	20
	Galata Wind Enerji A/S	22,317	20
*	Imas Makina Sanayi A/S	36,497	19
*	AKIS Gayrimenkul Yatirimi A/S	33,071	18
*	Albaraka Turk Katilim Bankasi A/S	119,176	16
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	21,642	16
		Shares	Market Value• ($000)
	Polisan Holding A/S	33,442	15
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	19,623	15
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	113,550	15
	LDR Turizm A/S	6,552	14
*	Qua Granite Hayal	98,722	14
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	146,319	10
	Bagfas Bandirma Gubre Fabrikalari A/S	10,206	10
*	Kerevitas Gida Sanayi ve Ticaret A/S	22,306	9
	Suwen Tekstil Sanayi Pazarlama A/S	8,963	6
			10,060
United Arab Emirates (0.5%)
	Emirates Telecommunications Group Co. PJSC	585,390	2,886
	First Abu Dhabi Bank PJSC	734,259	2,728
	Emaar Properties PJSC	1,109,533	2,454
	Emirates NBD Bank PJSC	288,012	1,434
	Abu Dhabi Commercial Bank PJSC	468,102	1,093
*	Alpha Dhabi Holding PJSC	222,668	977
	Dubai Islamic Bank PJSC	517,545	908
	Dubai Electricity & Water Authority PJSC	1,318,091	865
	Aldar Properties PJSC	563,840	849
	Abu Dhabi Islamic Bank PJSC	259,408	794
*	Multiply Group PJSC	762,387	471
	Air Arabia PJSC	494,789	386
	Emaar Development PJSC	128,179	276
*	National Marine Dredging Co.	32,870	252
	Dubai Investments PJSC	352,810	225
*	Abu Dhabi Ports Co. PJSC	121,980	192
	Sharjah Islamic Bank	286,561	172
*	RAK Properties PJSC	394,776	143
	Dubai Financial Market PJSC	301,364	108
	GFH Financial Group BSC	390,935	100
	AL Yah Satellite Communications Co-PJSC-Yah Sat	149,892	92
	Aramex PJSC	127,687	84

87

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Apex Investment Co. PSC	81,121	42
*,3	Arabtec Holding PJSC	101,139	15
			17,546
United Kingdom (7.6%)
	AstraZeneca plc	245,011	30,885
	Unilever plc	414,792	20,256
	GSK plc	667,223	13,957
	RELX plc	314,639	13,782
	CRH plc	117,391	9,778
	London Stock Exchange Group plc	74,739	8,394
	Compass Group plc	284,205	7,798
	Reckitt Benckiser Group plc	118,687	7,499
	Ferguson plc	34,604	7,217
	Experian plc	152,575	6,534
	Lloyds Banking Group plc	10,579,176	6,255
	Ashtead Group plc	72,874	5,241
	Barclays plc	2,504,906	5,235
	3i Group plc	158,512	4,952
	Prudential plc	458,794	4,520
	Tesco plc	1,182,035	4,169
	Haleon plc	962,076	4,036
	Vodafone Group plc	3,650,805	3,207
	Standard Chartered plc	367,343	3,106
	Legal & General Group plc	994,902	3,050
	InterContinental Hotels Group plc	27,727	2,944
	NatWest Group plc	914,761	2,766
	Sage Group plc	171,826	2,707
	Aviva plc	462,961	2,615
	Informa plc	235,382	2,413
	Segro plc	225,100	2,408
	Rentokil Initial plc	424,124	2,361
	Bunzl plc	57,887	2,307
	Next plc	20,610	2,167
	Smith & Nephew plc	147,438	1,945
	Smurfit Kappa Group plc	44,146	1,890
	Halma plc	64,598	1,881
	Admiral Group plc	50,034	1,688
	WPP plc	177,551	1,588
	Associated British Foods plc	55,111	1,586
	Pearson plc	119,858	1,457
	Croda International plc	23,991	1,446
[2]	Auto Trader Group plc	153,498	1,437
	Severn Trent plc	45,247	1,428
*	Wise plc Class A	122,090	1,418
	BT Group plc	1,056,226	1,394
	United Utilities Group plc	106,072	1,373
	Antofagasta plc	59,086	1,358
	Mondi plc	75,869	1,349
		Shares	Market Value• ($000)
	Whitbread plc	31,455	1,314
	DCC plc	17,143	1,218
	Intermediate Capital Group plc	48,449	1,181
	M&G plc	383,985	1,092
	Berkeley Group Holdings plc	18,495	1,087
	Taylor Wimpey plc	610,074	1,063
	B&M European Value Retail SA	155,169	1,032
	Coca-Cola HBC AG	33,070	1,031
	Rightmove plc	140,040	1,005
	Barratt Developments plc	169,767	1,002
	Marks & Spencer Group plc	333,028	998
	Kingfisher plc	334,189	991
	Burberry Group plc	60,841	988
	Howden Joinery Group plc	93,908	984
	Land Securities Group plc	123,727	969
	Beazley plc	117,018	966
	Diploma plc	21,779	954
	J Sainsbury plc	301,480	952
	Persimmon plc	54,416	938
	DS Smith plc	229,976	937
	Spectris plc	18,457	816
[2]	ConvaTec Group plc	256,113	797
	UNITE Group plc	65,314	793
	Phoenix Group Holdings plc	124,557	784
	Vistry Group plc	57,565	766
	Bellway plc	21,934	748
	British Land Co. plc	169,153	744
	Hiscox Ltd.	50,553	724
	RS Group plc	74,521	711
	Hikma Pharmaceuticals plc	28,624	710
	Investec plc	108,539	679
	Games Workshop Group plc	5,696	677
	Schroders plc	133,544	666
	abrdn plc	330,802	659
	Greggs plc	19,198	655
*	Ocado Group plc	100,919	654
	Man Group plc	207,200	636
	Johnson Matthey plc	32,453	633
	JD Sports Fashion plc	420,025	628
	Hargreaves Lansdown plc	67,129	619
	St. James's Place plc	94,783	604
*	Direct Line Insurance Group plc	233,351	596
	Tate & Lyle plc	78,046	593
	Britvic plc	53,737	577
*	TUI AG	76,885	537

88

ESG International Stock ETF
		Shares	Market Value• ($000)
	Endeavour Mining plc	32,387	523
	Derwent London plc	21,120	514
	Inchcape plc	56,465	487
	IG Group Holdings plc	52,945	467
	ITV plc	653,015	462
	LondonMetric Property plc	180,251	412
	Softcat plc	21,172	394
	Pennon Group plc	47,237	394
	Cranswick plc	8,063	393
	Bank of Georgia Group plc	6,597	392
	easyJet plc	55,847	385
	WH Smith plc	24,399	382
*,2	Network International Holdings plc	78,478	380
*	International Distributions Services plc	121,415	371
	Grainger plc	117,143	369
	Computacenter plc	9,981	367
	Virgin Money UK plc	181,120	356
	Paragon Banking Group plc	42,275	343
	Big Yellow Group plc	26,845	341
	Shaftesbury Capital plc	214,573	336
	Grafton Group plc	27,125	335
	OSB Group plc	62,537	330
*	International Consolidated Airlines Group SA	172,976	323
	Mitie Group plc	238,464	322
	Assura plc	607,561	319
*	Carnival plc	22,340	318
	4imprint Group plc	4,362	315
	Safestore Holdings plc	32,209	312
	Redrow plc	38,445	310
*	Darktrace plc	68,095	309
	TBC Bank Group plc	8,117	303
*,2	Trainline plc	76,696	300
	TP ICAP Group plc	128,646	291
	Lancashire Holdings Ltd.	35,171	289
	Genus plc	12,598	285
	Travis Perkins plc	30,137	282
	Domino's Pizza Group plc	65,609	280
*,2	Deliveroo plc Class A	200,087	278
	Plus500 Ltd.	12,851	276
[2]	Quilter plc	202,843	248
*	IWG plc	105,123	247
*	Frasers Group plc	23,752	243
	Hays plc	200,363	239
	Dunelm Group plc	16,399	239
	Pets at Home Group plc	68,312	238
[2]	JTC plc	24,001	236
	Pagegroup plc	41,055	235
		Shares	Market Value• ($000)
*	Ascential plc	61,681	233
	Dowlais Group plc	201,434	232
	Moneysupermarket.com Group plc	73,832	228
[2]	Airtel Africa plc	185,125	222
	Centamin plc	192,034	219
	Firstgroup plc	109,698	218
	Victrex plc	13,350	208
	Savills plc	17,373	203
	Sirius Real Estate Ltd.	180,711	198
	Coats Group plc	226,470	195
	Bytes Technology Group plc	27,429	194
	Telecom Plus plc	10,374	192
	Rathbones Group plc	9,511	187
	Kainos Group plc	13,262	186
	Supermarket Income REIT plc	194,176	186
	Hammerson plc	574,845	185
*,2	Watches of Switzerland Group plc	36,006	184
	Primary Health Properties plc	160,838	182
	Ashmore Group plc	69,207	181
*	Oxford Nanopore Technologies plc	107,185	180
	AJ Bell plc	46,276	178
	RHI Magnesita NV	3,748	175
	Genuit Group plc	33,160	169
*	Elementis plc	86,398	154
	Just Group plc	144,144	153
	Fresnillo plc	26,432	152
	Future plc	18,921	146
	IntegraFin Holdings plc	41,916	145
	Clarkson plc	3,174	144
	Vesuvius plc	22,465	137
	Volution Group plc	26,478	136
	Premier Foods plc	75,666	132
	Workspace Group plc	20,840	129
*	THG plc Class B	159,991	127
	Close Brothers Group plc	28,390	125
	Redde Northgate plc	27,801	121
[2]	Bridgepoint Group plc	36,608	120
	Marshalls plc	31,469	119
*	Currys plc	141,319	118
	Great Portland Estates plc	25,718	118
	Spirent Communications plc	85,580	114
*,2	Trustpilot Group plc	46,538	113
	Keller Group plc	9,983	109
*	Helios Towers plc	109,266	104
	Dr. Martens plc	85,408	103
*	Moonpig Group plc	48,020	102
*,2	Aston Martin Lagonda Global Holdings plc	45,706	100

89

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Auction Technology Group plc	13,116	100
[2]	Spire Healthcare Group plc	34,587	98
	Hilton Food Group plc	9,416	95
*	Alphawave IP Group plc	43,172	94
	Crest Nicholson Holdings plc	33,944	91
*	PureTech Health plc	35,771	89
	Ninety One plc	41,158	85
*	Greencore Group plc	64,694	84
*	AO World plc	69,490	82
[2]	Ibstock plc	39,118	80
[2]	TI Fluid Systems plc	39,793	77
[2]	Petershill Partners plc	35,316	77
	IP Group plc	125,356	76
*	Molten Ventures plc	21,588	73
	Liontrust Asset Management plc	8,465	69
	Mobico Group plc	66,519	66
	Picton Property Income Ltd.	81,152	65
*	Hochschild Mining plc	48,922	57
	Wickes Group plc	27,870	56
	NCC Group plc	34,647	55
*,1	ASOS plc	11,038	53
	PZ Cussons plc	40,812	52
	Jupiter Fund Management plc	50,026	51
	Halfords Group plc	26,302	50
	Vanquis Banking Group plc	30,705	47
	FDM Group Holdings plc	9,307	47
*	Ferrexpo plc	48,315	44
*	S4 Capital plc	85,658	43
*	Synthomer plc	19,964	37
	XP Power Ltd.	2,569	34
*	SIG plc	84,986	33
	AG Barr plc	4,580	30
	CLS Holdings plc	23,736	27
*	Oxford Biomedica plc	12,600	27
[2]	Bakkavor Group plc	21,342	26
	Helical plc	10,512	25
[2]	CMC Markets plc	9,033	19
*,3	NMC Health plc	4,208	—
			279,045
Total Common Stocks (Cost $3,390,723)			3,621,246
Preferred Stocks (0.8%)
	Samsung Electronics Co. Ltd. Preference Shares	135,579	6,492
	Itau Unibanco Holding SA Preference Shares	761,578	5,200
		Shares	Market Value• ($000)
	Banco Bradesco SA Preference Shares	826,406	2,286
	Itausa SA Preference Shares	826,309	1,712
	Sartorius AG Preference Shares	4,298	1,628
	Henkel AG & Co. KGaA Preference Shares	19,646	1,478
	Bayerische Motoren Werke AG Preference Shares	9,444	1,035
	Hyundai Motor Co. Preference Shares	7,869	944
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	16,720	829
	Gerdau SA Preference Shares	171,150	740
	Bancolombia SA Preference Shares	56,362	461
	Hyundai Motor Co. Preference Shares (XARX)	3,394	411
	LG Chem Ltd. Preference Shares	1,807	408
	Cia Energetica de Minas Gerais Preference Shares	153,586	370
	FUCHS SE Preference Shares	7,652	326
	Sixt SE Preference Shares	3,840	259
*	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	1,490	254
	LG Electronics Inc. Preference Shares	6,781	224
	Marcopolo SA Preference Shares	116,000	205
	Metalurgica Gerdau SA Preference Shares	91,100	185
	Bradespar SA Preference Shares	35,309	151
	Raizen SA Preference Shares	179,700	128
	Amorepacific Corp. Preference Shares	4,447	124
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	53,400	119
*	Azul SA Preference Shares	49,063	119
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista Preference Shares	22,100	115

90

ESG International Stock ETF
		Shares	Market Value• ($000)
	Unipar Carbocloro SA Preference Shares Class B	8,521	113
	Samsung SDI Co. Ltd. Preference Shares	621	107
	Corem Property Group AB Preference Shares	4,568	100
*	Gol Linhas Aereas Inteligentes SA Preference Shares	186,579	95
	Banco Pan SA Preference Shares	53,100	94
	Grupo Aval Acciones y Valores SA Preference Shares	638,547	78
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	40,400	78
*	Alpargatas SA Preference Shares	36,500	75
	Randon SA Implementos e Participacoes Preference Shares	27,400	61
	LG H&H Co. Ltd. Preference Shares	474	55
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	15,200	47
*	Daishin Securities Co. Ltd. Preference Shares	3,701	42
	Draegerwerk AG & Co. KGaA Preference Shares	497	26
	CJ CheilJedang Corp. Preference Shares	25	3
*,3	Rosseti Lenenergo PJSC Preference Shares	25,440	—
Total Preferred Stocks (Cost $26,794)			27,177
Rights (0.0%)
*,3	LG Display Co. Ltd. Exp. 3/7/24	11,646	17
*	South Indian Bank Ltd. Exp. 3/20/24	59,651	8
*,3	Magazine Luiza SA Exp. 3/1/24	47,599	2
*	Foosung Co. Ltd. Exp. 4/11/24	1,262	1
		Shares	Market Value• ($000)
*,3	L&K Engineering Co. Ltd. Exp. 6/3/24	744	—
*,3	TaiMed Biologics Inc. Exp. 3/22/24	1,960	—
Total Rights (Cost $—)			28
Warrants (0.0%)
*,3	Webuild SpA Exp. 8/2/30	3,597	4
*	VGI PCL Exp. 5/23/27	88,419	—
*	Paradigm Biopharmaceuticals Ltd. Exp. 11/30/24	2,961	—
Total Warrants (Cost $—)			4
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[4,5]	Vanguard Market Liquidity Fund, 5.400% (Cost $23,363)	233,687	23,366
Total Investments (100.3%) (Cost $3,440,880)			3,671,821
Other Assets and Liabilities—Net (-0.3%)			(9,343)
Net Assets (100%)			3,662,478
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,971,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, the aggregate value was $101,845,000, representing 2.8% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $17,023,000 was received for securities on loan, of which $17,020,000 is held in Vanguard Market Liquidity Fund and $3,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

91

ESG International Stock ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	March 2024	85	9,724	355
MSCI Emerging Market Index	March 2024	84	4,270	69
				424

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Goldman Sachs International	3/20/24	INR	352,268	USD	4,213	34	—
JPMorgan Chase Bank, N.A.	3/20/24	INR	64,187	USD	767	6	—
BNP Paribas	3/21/24	JPY	235,941	USD	1,667	—	(89)
Toronto-Dominion Bank	3/20/24	USD	384	AUD	583	5	—
Toronto-Dominion Bank	3/20/24	USD	3,943	CHF	3,418	71	—
UBS AG	3/20/24	USD	1,581	EUR	1,454	9	—
UBS AG	3/20/24	USD	1,370	GBP	1,091	—	(7)
BNP Paribas	3/20/24	USD	952	HKD	7,422	3	—
UBS AG	3/21/24	USD	1,916	JPY	274,594	80	—
BNP Paribas	3/20/24	USD	818	KRW	1,069,562	14	—
Toronto-Dominion Bank	3/20/24	USD	940	SGD	1,256	5	—
BNP Paribas	3/20/24	USD	102	TWD	3,177	1	—
						228	(96)
AUD—Australian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.
92

ESG International Stock ETF
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $3,417,517)	3,648,455
Affiliated Issuers (Cost $23,363)	23,366
Total Investments in Securities	3,671,821
Investment in Vanguard	111
Cash	3
Foreign Currency, at Value (Cost $3,718)	3,693
Cash Collateral Pledged—Futures Contracts	430
Receivables for Investment Securities Sold	8,091
Receivables for Accrued Income	10,713
Variation Margin Receivable—Futures Contracts	22
Unrealized Appreciation—Forward Currency Contracts	228
Total Assets	3,695,112
Liabilities
Due to Custodian	8,089
Payables for Investment Securities Purchased	291
Collateral for Securities on Loan	17,023
Payables to Vanguard	252
Unrealized Depreciation—Forward Currency Contracts	96
Deferred Foreign Capital Gains Taxes	6,883
Total Liabilities	32,634
Net Assets	3,662,478
1 Includes $6,971,000 of securities on loan.
At February 29, 2024, net assets consisted of:

Paid-in Capital	3,616,777
Total Distributable Earnings (Loss)	45,701
Net Assets	3,662,478
Net Assets
Applicable to 65,400,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,662,478
Net Asset Value Per Share	$56.00
See accompanying Notes, which are an integral part of the Financial Statements.
93

ESG International Stock ETF
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Dividends[1]	27,542
Interest[2]	167
Securities Lending—Net	403
Total Income	28,112
Expenses
The Vanguard Group—Note B
Investment Advisory Services	117
Management and Administrative	1,574
Marketing and Distribution	62
Custodian Fees	192
Shareholders’ Reports	36
Trustees’ Fees and Expenses	1
Other Expenses	67
Total Expenses	2,049
Net Investment Income	26,063
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	(18,482)
Futures Contracts	(15)
Forward Currency Contracts	119
Foreign Currencies	129
Realized Net Gain (Loss)	(18,249)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	260,573
Futures Contracts	944
Forward Currency Contracts	20
Foreign Currencies	(154)
Change in Unrealized Appreciation (Depreciation)	261,383
Net Increase (Decrease) in Net Assets Resulting from Operations	269,197
1	Dividends are net of foreign withholding taxes of $2,630,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $153,000, ($3,000), less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized Gain (Loss) is net of foreign capital gains taxes of $96,000.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $2,943,000.
See accompanying Notes, which are an integral part of the Financial Statements.
94

ESG International Stock ETF
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	26,063	86,680
Realized Net Gain (Loss)	(18,249)	(70,886)
Change in Unrealized Appreciation (Depreciation)	261,383	325,250
Net Increase (Decrease) in Net Assets Resulting from Operations	269,197	341,044
Distributions
Total Distributions	(50,579)	(80,304)
Capital Share Transactions
Issued	54,162	265,085
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) from Capital Share Transactions	54,162	265,085
Total Increase (Decrease)	272,780	525,825
Net Assets
Beginning of Period	3,389,698	2,863,873
End of Period	3,662,478	3,389,698
See accompanying Notes, which are an integral part of the Financial Statements.
95

ESG International Stock ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,				September 18, 2018[1] to August 31, 2019
		2023	2022	2021	2020
Net Asset Value, Beginning of Period	$52.64	$48.46	$64.34	$52.38	$48.09	$50.00
Investment Operations
Net Investment Income[2]	.403	1.385	1.632	1.295	1.192	1.529
Net Realized and Unrealized Gain (Loss) on Investments	3.739	4.073	(15.837)	11.907	4.138	(2.714)
Total from Investment Operations	4.142	5.458	(14.205)	13.202	5.330	(1.185)
Distributions
Dividends from Net Investment Income	(.782)	(1.278)	(1.675)	(1.242)	(1.040)	(.725)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.782)	(1.278)	(1.675)	(1.242)	(1.040)	(.725)
Net Asset Value, End of Period	$56.00	$52.64	$48.46	$64.34	$52.38	$48.09
Total Return	7.95%	11.36%	-22.38%	25.45%	11.23%	-2.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,662	$3,390	$2,864	$2,561	$1,205	$418
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.15%	0.17%[3,4]
Ratio of Net Investment Income to Average Net Assets	1.53%	2.72%	2.89%	2.14%	2.45%	3.30%[3]
Portfolio Turnover Rate[5]	2%	9%	12%	7%	12%	22%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	Annualized.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
96

ESG International Stock ETF
Notes to Financial Statements
Vanguard ESG International Stock ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of
97

ESG International Stock ETF
the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended February 29, 2024, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
98

ESG International Stock ETF
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
99

ESG International Stock ETF
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $111,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
100

ESG International Stock ETF
The following table summarizes the market value of the fund's investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	324,215	3,296,629	402	3,621,246
Preferred Stocks	12,432	14,745	—	27,177
Rights	—	9	19	28
Warrants	—	—	4	4
Temporary Cash Investments	23,366	—	—	23,366
Total	360,013	3,311,383	425	3,671,821

Derivative Financial Instruments
Assets
Futures Contracts[1]	424	—	—	424
Forward Currency Contracts	—	228	—	228
Total	424	228	—	652
Liabilities
Forward Currency Contracts	—	96	—	96
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At February 29, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	424	—	424
Unrealized Appreciation—Forward Currency Contracts	—	228	228
Total Assets	424	228	652

Unrealized Depreciation—Forward Currency Contracts	—	96	96
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
101

ESG International Stock ETF
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 29, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(15)	—	(15)
Forward Currency Contracts	—	119	119
Realized Net Gain (Loss) on Derivatives	(15)	119	104

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	944	—	944
Forward Currency Contracts	—	20	20
Change in Unrealized Appreciation (Depreciation) on Derivatives	944	20	964
E.  As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	3,457,717
Gross Unrealized Appreciation	712,077
Gross Unrealized Depreciation	(497,417)
Net Unrealized Appreciation (Depreciation)	214,660
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $149,932,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended February 29, 2024, the fund purchased $90,461,000 of investment securities and sold $80,431,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $25,983,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	Shares (000)	Shares (000)
Issued	1,000	5,300
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	—
Net Increase (Decrease) in Shares Outstanding	1,000	5,300
102

ESG International Stock ETF
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
103

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q43942 042024

Semiannual Report  |  February 29, 2024
Vanguard ESG U.S. Corporate Bond ETF
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
AboutYour Fund's Expenses	1
Financial Statements	4

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended February 29, 2024
ESG U.S. Corporate Bond ETF	Beginning Account Value 8/31/2023	Ending Account Value 2/29/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,036.90	$0.61
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.27	0.60
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratio for that period is 0.12%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).
2

ESG U.S. Corporate Bond ETF
Fund Allocation
As of February 29, 2024
Corporate Bonds – Communications	12.6%
Corporate Bonds – Consumer Discretionary	7.6
Corporate Bonds – Consumer Staples	3.9
Corporate Bonds – Financials	43.6
Corporate Bonds – Health Care	15.7
Corporate Bonds – Industrials	2.0
Corporate Bonds – Materials	1.1
Corporate Bonds – Real Estate	1.8
Corporate Bonds – Technology	11.6
Corporate Bonds – Utilities	0.1
U.S. Government and Agency Obligations	0.0
The table reflects the fund's investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.
3

ESG U.S. Corporate Bond ETF
Financial Statements (unaudited)
Schedule of Investments
As of February 29, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
U.S. Government Securities (0.0%)
	United States Treasury Note/Bond	4.250%	1/31/26	180	178
	United States Treasury Note/Bond	4.000%	2/15/34	15	15
Total U.S. Government and Agency Obligations (Cost $193)					193
Corporate Bonds (98.5%)
Communications (12.4%)
	Alphabet Inc.	0.450%	8/15/25	175	165
	Alphabet Inc.	1.998%	8/15/26	265	249
	Alphabet Inc.	0.800%	8/15/27	185	163
	Alphabet Inc.	1.100%	8/15/30	245	198
	Alphabet Inc.	1.900%	8/15/40	165	109
	Alphabet Inc.	2.050%	8/15/50	286	169
	Alphabet Inc.	2.250%	8/15/60	210	121
	America Movil SAB de CV	3.625%	4/22/29	210	195
	America Movil SAB de CV	2.875%	5/7/30	195	171
	America Movil SAB de CV	4.700%	7/21/32	140	134
	America Movil SAB de CV	6.375%	3/1/35	75	81
	America Movil SAB de CV	6.125%	3/30/40	205	215
	America Movil SAB de CV	4.375%	7/16/42	210	182
	America Movil SAB de CV	4.375%	4/22/49	225	193
	AT&T Inc.	5.539%	2/20/26	180	180
	AT&T Inc.	1.700%	3/25/26	380	353
	AT&T Inc.	3.800%	2/15/27	190	183
	AT&T Inc.	4.250%	3/1/27	255	249
	AT&T Inc.	2.300%	6/1/27	355	325
	AT&T Inc.	1.650%	2/1/28	336	296
[1]	AT&T Inc.	4.100%	2/15/28	320	309
	AT&T Inc.	4.350%	3/1/29	405	391
[1]	AT&T Inc.	4.300%	2/15/30	475	453
	AT&T Inc.	2.750%	6/1/31	360	307
	AT&T Inc.	2.250%	2/1/32	340	273
	AT&T Inc.	2.550%	12/1/33	485	382
	AT&T Inc.	5.400%	2/15/34	360	360
	AT&T Inc.	4.500%	5/15/35	375	345
	AT&T Inc.	5.250%	3/1/37	85	83
	AT&T Inc.	4.850%	3/1/39	134	123
	AT&T Inc.	3.500%	6/1/41	370	284
	AT&T Inc.	4.300%	12/15/42	165	139
	AT&T Inc.	4.350%	6/15/45	155	130
4

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AT&T Inc.	4.750%	5/15/46	285	250
AT&T Inc.	5.650%	2/15/47	130	130
AT&T Inc.	4.500%	3/9/48	220	184
AT&T Inc.	4.550%	3/9/49	150	126
AT&T Inc.	3.650%	6/1/51	400	286
AT&T Inc.	3.300%	2/1/52	130	88
AT&T Inc.	3.500%	9/15/53	1,040	715
AT&T Inc.	3.550%	9/15/55	1,030	702
AT&T Inc.	3.800%	12/1/57	867	612
AT&T Inc.	3.650%	9/15/59	860	583
AT&T Inc.	3.850%	6/1/60	225	159
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	190	188
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	145	123
Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	100	74
Booking Holdings Inc.	3.600%	6/1/26	200	194
Booking Holdings Inc.	4.625%	4/13/30	210	206
British Telecommunications plc	9.625%	12/15/30	345	422
Charter Communications Operating LLC	4.908%	7/23/25	580	572
Charter Communications Operating LLC	6.150%	11/10/26	180	182
Charter Communications Operating LLC	3.750%	2/15/28	105	97
Charter Communications Operating LLC	4.200%	3/15/28	185	173
Charter Communications Operating LLC	2.250%	1/15/29	235	198
Charter Communications Operating LLC	5.050%	3/30/29	210	201
Charter Communications Operating LLC	2.800%	4/1/31	296	239
Charter Communications Operating LLC	2.300%	2/1/32	135	103
Charter Communications Operating LLC	4.400%	4/1/33	165	144
Charter Communications Operating LLC	6.650%	2/1/34	115	115
Charter Communications Operating LLC	6.384%	10/23/35	235	227
Charter Communications Operating LLC	5.375%	4/1/38	105	90
Charter Communications Operating LLC	3.500%	6/1/41	235	156
Charter Communications Operating LLC	3.500%	3/1/42	270	176
Charter Communications Operating LLC	6.484%	10/23/45	410	374
Charter Communications Operating LLC	5.375%	5/1/47	310	244
Charter Communications Operating LLC	5.750%	4/1/48	348	289
Charter Communications Operating LLC	5.125%	7/1/49	160	121
Charter Communications Operating LLC	4.800%	3/1/50	370	267
Charter Communications Operating LLC	3.700%	4/1/51	260	157
Charter Communications Operating LLC	3.900%	6/1/52	295	185
Charter Communications Operating LLC	5.250%	4/1/53	190	147
Charter Communications Operating LLC	3.850%	4/1/61	290	168
Charter Communications Operating LLC	4.400%	12/1/61	180	116
Charter Communications Operating LLC	3.950%	6/30/62	255	150
Charter Communications Operating LLC	5.500%	4/1/63	125	96
Comcast Corp.	3.375%	8/15/25	220	215
Comcast Corp.	3.950%	10/15/25	360	354
Comcast Corp.	5.250%	11/7/25	130	131
Comcast Corp.	3.150%	3/1/26	290	280
Comcast Corp.	2.350%	1/15/27	220	205
Comcast Corp.	3.300%	2/1/27	215	206
Comcast Corp.	5.350%	11/15/27	40	41
Comcast Corp.	3.150%	2/15/28	195	183
Comcast Corp.	3.550%	5/1/28	195	185
Comcast Corp.	4.150%	10/15/28	595	578
Comcast Corp.	4.550%	1/15/29	110	108
Comcast Corp.	2.650%	2/1/30	275	242
5

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Comcast Corp.	3.400%	4/1/30	190	174
Comcast Corp.	4.250%	10/15/30	175	167
Comcast Corp.	1.950%	1/15/31	200	164
Comcast Corp.	1.500%	2/15/31	185	147
Comcast Corp.	5.500%	11/15/32	70	72
Comcast Corp.	4.250%	1/15/33	265	248
Comcast Corp.	4.650%	2/15/33	120	117
Comcast Corp.	7.050%	3/15/33	135	152
Comcast Corp.	4.800%	5/15/33	130	127
Comcast Corp.	4.200%	8/15/34	50	46
Comcast Corp.	5.650%	6/15/35	160	164
Comcast Corp.	4.400%	8/15/35	135	125
Comcast Corp.	3.200%	7/15/36	135	109
Comcast Corp.	3.900%	3/1/38	245	210
Comcast Corp.	4.600%	10/15/38	70	64
Comcast Corp.	3.250%	11/1/39	185	142
Comcast Corp.	3.750%	4/1/40	225	184
Comcast Corp.	4.600%	8/15/45	100	88
Comcast Corp.	3.400%	7/15/46	185	136
Comcast Corp.	4.000%	8/15/47	95	76
Comcast Corp.	3.969%	11/1/47	240	190
Comcast Corp.	4.000%	3/1/48	160	127
Comcast Corp.	4.700%	10/15/48	258	233
Comcast Corp.	3.999%	11/1/49	300	237
Comcast Corp.	3.450%	2/1/50	250	180
Comcast Corp.	2.800%	1/15/51	277	173
Comcast Corp.	2.887%	11/1/51	579	367
Comcast Corp.	2.450%	8/15/52	315	181
Comcast Corp.	4.049%	11/1/52	135	106
Comcast Corp.	5.350%	5/15/53	250	244
Comcast Corp.	2.937%	11/1/56	722	445
Comcast Corp.	4.950%	10/15/58	215	199
Comcast Corp.	2.650%	8/15/62	185	103
Comcast Corp.	2.987%	11/1/63	493	295
Comcast Corp.	5.500%	5/15/64	220	216
Deutsche Telekom International Finance BV	8.750%	6/15/30	440	519
Discovery Communications LLC	3.950%	3/20/28	285	266
Discovery Communications LLC	4.125%	5/15/29	140	129
Discovery Communications LLC	3.625%	5/15/30	225	198
Discovery Communications LLC	5.200%	9/20/47	140	114
Discovery Communications LLC	5.300%	5/15/49	195	159
Discovery Communications LLC	4.650%	5/15/50	215	163
Discovery Communications LLC	4.000%	9/15/55	210	139
Electronic Arts Inc.	1.850%	2/15/31	90	73
Electronic Arts Inc.	2.950%	2/15/51	95	63
Expedia Group Inc.	3.800%	2/15/28	160	151
Expedia Group Inc.	3.250%	2/15/30	185	165
Fox Corp.	4.709%	1/25/29	305	298
Fox Corp.	6.500%	10/13/33	181	190
Fox Corp.	5.476%	1/25/39	215	201
Fox Corp.	5.576%	1/25/49	193	177
Grupo Televisa SAB	5.000%	5/13/45	30	25
Grupo Televisa SAB	6.125%	1/31/46	160	156
Meta Platforms Inc.	3.500%	8/15/27	347	333
Meta Platforms Inc.	4.600%	5/15/28	180	179
6

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Meta Platforms Inc.	4.800%	5/15/30	215	215
Meta Platforms Inc.	3.850%	8/15/32	540	500
Meta Platforms Inc.	4.950%	5/15/33	225	225
Meta Platforms Inc.	4.450%	8/15/52	330	288
Meta Platforms Inc.	5.600%	5/15/53	330	342
Meta Platforms Inc.	4.650%	8/15/62	180	159
Meta Platforms Inc.	5.750%	5/15/63	250	262
Netflix Inc.	4.375%	11/15/26	150	148
Netflix Inc.	4.875%	4/15/28	180	180
Netflix Inc.	5.875%	11/15/28	275	285
Netflix Inc.	6.375%	5/15/29	85	90
Omnicom Group Inc.	3.600%	4/15/26	140	136
Omnicom Group Inc.	2.600%	8/1/31	135	113
Orange SA	9.000%	3/1/31	344	416
Orange SA	5.375%	1/13/42	115	113
Orange SA	5.500%	2/6/44	105	105
Paramount Global	7.875%	7/30/30	200	204
Paramount Global	4.950%	1/15/31	240	210
Paramount Global	4.200%	5/19/32	155	126
Paramount Global	6.875%	4/30/36	145	133
Paramount Global	4.375%	3/15/43	135	90
Paramount Global	5.850%	9/1/43	125	101
Paramount Global	4.950%	5/19/50	150	107
Rogers Communications Inc.	2.950%	3/15/25	50	49
Rogers Communications Inc.	3.200%	3/15/27	135	127
Rogers Communications Inc.	3.800%	3/15/32	335	298
Rogers Communications Inc.	5.000%	3/15/44	95	86
Rogers Communications Inc.	4.300%	2/15/48	135	108
Rogers Communications Inc.	4.350%	5/1/49	120	96
Rogers Communications Inc.	3.700%	11/15/49	105	75
Rogers Communications Inc.	4.550%	3/15/52	290	239
Sprint Capital Corp.	6.875%	11/15/28	315	336
Sprint Capital Corp.	8.750%	3/15/32	295	356
Sprint LLC	7.625%	3/1/26	210	217
Telefonica Emisiones SA	4.103%	3/8/27	275	266
Telefonica Emisiones SA	7.045%	6/20/36	225	248
Telefonica Emisiones SA	5.213%	3/8/47	350	315
Telefonica Emisiones SA	4.895%	3/6/48	115	99
Telefonica Emisiones SA	5.520%	3/1/49	205	191
Telefonica Europe BV	8.250%	9/15/30	180	204
TELUS Corp.	3.400%	5/13/32	170	148
TELUS Corp.	4.600%	11/16/48	35	30
Time Warner Cable Enterprises LLC	8.375%	7/15/33	185	205
Time Warner Cable LLC	6.550%	5/1/37	240	225
Time Warner Cable LLC	7.300%	7/1/38	165	164
Time Warner Cable LLC	6.750%	6/15/39	175	165
Time Warner Cable LLC	5.875%	11/15/40	190	163
Time Warner Cable LLC	5.500%	9/1/41	175	144
Time Warner Cable LLC	4.500%	9/15/42	200	146
T-Mobile USA Inc.	3.500%	4/15/25	590	577
T-Mobile USA Inc.	1.500%	2/15/26	220	205
T-Mobile USA Inc.	2.250%	2/15/26	256	241
T-Mobile USA Inc.	2.625%	4/15/26	115	109
T-Mobile USA Inc.	3.750%	4/15/27	525	503
T-Mobile USA Inc.	4.750%	2/1/28	160	157
7

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	2.050%	2/15/28	220	196
	T-Mobile USA Inc.	4.950%	3/15/28	100	99
	T-Mobile USA Inc.	4.800%	7/15/28	160	158
	T-Mobile USA Inc.	2.625%	2/15/29	60	53
	T-Mobile USA Inc.	3.375%	4/15/29	310	285
	T-Mobile USA Inc.	3.875%	4/15/30	880	817
	T-Mobile USA Inc.	2.550%	2/15/31	325	274
	T-Mobile USA Inc.	2.875%	2/15/31	180	155
	T-Mobile USA Inc.	3.500%	4/15/31	385	345
	T-Mobile USA Inc.	2.250%	11/15/31	200	162
	T-Mobile USA Inc.	2.700%	3/15/32	140	116
	T-Mobile USA Inc.	5.200%	1/15/33	140	139
	T-Mobile USA Inc.	5.050%	7/15/33	355	347
	T-Mobile USA Inc.	5.750%	1/15/34	170	175
	T-Mobile USA Inc.	5.150%	4/15/34	50	49
	T-Mobile USA Inc.	4.375%	4/15/40	245	215
	T-Mobile USA Inc.	3.000%	2/15/41	325	235
	T-Mobile USA Inc.	4.500%	4/15/50	425	359
	T-Mobile USA Inc.	3.300%	2/15/51	490	337
	T-Mobile USA Inc.	3.400%	10/15/52	280	194
	T-Mobile USA Inc.	5.650%	1/15/53	285	283
	T-Mobile USA Inc.	5.750%	1/15/54	140	142
	T-Mobile USA Inc.	6.000%	6/15/54	145	152
	T-Mobile USA Inc.	5.500%	1/15/55	170	166
	T-Mobile USA Inc.	3.600%	11/15/60	250	172
	T-Mobile USA Inc.	5.800%	9/15/62	190	192
[1]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	135	131
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	109	105
[1]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	150	139
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	115	109
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	120	102
	VeriSign Inc.	2.700%	6/15/31	125	104
	Verizon Communications Inc.	0.850%	11/20/25	260	241
	Verizon Communications Inc.	1.450%	3/20/26	204	189
	Verizon Communications Inc.	2.625%	8/15/26	270	255
	Verizon Communications Inc.	4.125%	3/16/27	540	525
	Verizon Communications Inc.	3.000%	3/22/27	90	85
	Verizon Communications Inc.	2.100%	3/22/28	345	307
	Verizon Communications Inc.	4.329%	9/21/28	530	515
	Verizon Communications Inc.	3.875%	2/8/29	110	105
	Verizon Communications Inc.	4.016%	12/3/29	570	541
	Verizon Communications Inc.	3.150%	3/22/30	340	304
	Verizon Communications Inc.	1.500%	9/18/30	130	104
	Verizon Communications Inc.	1.680%	10/30/30	250	201
	Verizon Communications Inc.	1.750%	1/20/31	285	229
	Verizon Communications Inc.	2.550%	3/21/31	472	398
	Verizon Communications Inc.	2.355%	3/15/32	542	439
	Verizon Communications Inc.	5.050%	5/9/33	275	272
	Verizon Communications Inc.	4.500%	8/10/33	270	254
	Verizon Communications Inc.	4.400%	11/1/34	252	234
	Verizon Communications Inc.	4.272%	1/15/36	100	91
	Verizon Communications Inc.	5.250%	3/16/37	200	199
	Verizon Communications Inc.	4.812%	3/15/39	170	159
	Verizon Communications Inc.	2.650%	11/20/40	390	269
	Verizon Communications Inc.	3.400%	3/22/41	555	425
8

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Verizon Communications Inc.	2.850%	9/3/41	135	95
Verizon Communications Inc.	6.550%	9/15/43	105	117
Verizon Communications Inc.	4.125%	8/15/46	125	102
Verizon Communications Inc.	4.862%	8/21/46	270	248
Verizon Communications Inc.	4.522%	9/15/48	175	153
Verizon Communications Inc.	4.000%	3/22/50	215	170
Verizon Communications Inc.	2.875%	11/20/50	285	182
Verizon Communications Inc.	3.550%	3/22/51	585	425
Verizon Communications Inc.	3.875%	3/1/52	160	123
Verizon Communications Inc.	5.500%	2/23/54	140	138
Verizon Communications Inc.	5.012%	8/21/54	115	107
Verizon Communications Inc.	2.987%	10/30/56	355	221
Verizon Communications Inc.	3.000%	11/20/60	320	194
Verizon Communications Inc.	3.700%	3/22/61	460	327
Vodafone Group plc	4.125%	5/30/25	300	295
Vodafone Group plc	4.375%	5/30/28	40	39
Vodafone Group plc	6.150%	2/27/37	190	198
Vodafone Group plc	4.375%	2/19/43	180	152
Vodafone Group plc	5.250%	5/30/48	140	130
Vodafone Group plc	4.875%	6/19/49	305	264
Vodafone Group plc	4.250%	9/17/50	220	173
Walt Disney Co.	3.350%	3/24/25	205	201
Walt Disney Co.	1.750%	1/13/26	207	195
Walt Disney Co.	2.200%	1/13/28	220	201
Walt Disney Co.	2.000%	9/1/29	290	250
Walt Disney Co.	3.800%	3/22/30	150	142
Walt Disney Co.	2.650%	1/13/31	290	252
Walt Disney Co.	6.200%	12/15/34	155	169
Walt Disney Co.	6.400%	12/15/35	135	148
Walt Disney Co.	6.650%	11/15/37	210	238
Walt Disney Co.	4.625%	3/23/40	145	136
Walt Disney Co.	3.500%	5/13/40	300	241
Walt Disney Co.	2.750%	9/1/49	300	194
Walt Disney Co.	4.700%	3/23/50	230	210
Walt Disney Co.	3.600%	1/13/51	370	281
Walt Disney Co.	3.800%	5/13/60	130	99
Warnermedia Holdings Inc.	3.638%	3/15/25	325	318
Warnermedia Holdings Inc.	6.412%	3/15/26	25	25
Warnermedia Holdings Inc.	3.755%	3/15/27	525	497
Warnermedia Holdings Inc.	4.054%	3/15/29	140	129
Warnermedia Holdings Inc.	4.279%	3/15/32	700	618
Warnermedia Holdings Inc.	5.050%	3/15/42	575	483
Warnermedia Holdings Inc.	5.141%	3/15/52	925	751
Warnermedia Holdings Inc.	5.391%	3/15/62	410	330
Weibo Corp.	3.375%	7/8/30	220	189
				64,011
Consumer Discretionary (7.4%)
Alibaba Group Holding Ltd.	3.400%	12/6/27	295	278
Alibaba Group Holding Ltd.	2.125%	2/9/31	195	161
Alibaba Group Holding Ltd.	4.000%	12/6/37	185	160
Alibaba Group Holding Ltd.	2.700%	2/9/41	210	145
Alibaba Group Holding Ltd.	4.200%	12/6/47	125	102
Alibaba Group Holding Ltd.	3.150%	2/9/51	225	149
Alibaba Group Holding Ltd.	4.400%	12/6/57	155	127
Alibaba Group Holding Ltd.	3.250%	2/9/61	70	44
9

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	3.000%	4/13/25	280	274
	Amazon.com Inc.	0.800%	6/3/25	140	133
	Amazon.com Inc.	4.600%	12/1/25	280	279
	Amazon.com Inc.	5.200%	12/3/25	200	201
	Amazon.com Inc.	1.000%	5/12/26	380	350
	Amazon.com Inc.	3.300%	4/13/27	205	197
	Amazon.com Inc.	1.200%	6/3/27	225	201
	Amazon.com Inc.	3.150%	8/22/27	555	527
	Amazon.com Inc.	4.550%	12/1/27	280	279
	Amazon.com Inc.	1.650%	5/12/28	210	186
	Amazon.com Inc.	3.450%	4/13/29	415	393
	Amazon.com Inc.	4.650%	12/1/29	215	215
	Amazon.com Inc.	1.500%	6/3/30	390	322
	Amazon.com Inc.	2.100%	5/12/31	335	281
	Amazon.com Inc.	3.600%	4/13/32	300	277
	Amazon.com Inc.	4.700%	12/1/32	255	254
	Amazon.com Inc.	4.800%	12/5/34	200	200
	Amazon.com Inc.	3.875%	8/22/37	360	322
	Amazon.com Inc.	2.875%	5/12/41	205	154
	Amazon.com Inc.	4.950%	12/5/44	225	222
	Amazon.com Inc.	4.050%	8/22/47	495	423
	Amazon.com Inc.	2.500%	6/3/50	330	207
	Amazon.com Inc.	3.100%	5/12/51	440	309
	Amazon.com Inc.	3.950%	4/13/52	390	322
	Amazon.com Inc.	4.250%	8/22/57	395	339
	Amazon.com Inc.	2.700%	6/3/60	313	192
	Amazon.com Inc.	3.250%	5/12/61	245	169
	Amazon.com Inc.	4.100%	4/13/62	120	99
[1]	American Honda Finance Corp.	4.600%	4/17/25	50	50
[1]	American Honda Finance Corp.	1.200%	7/8/25	160	152
[1]	American Honda Finance Corp.	1.000%	9/10/25	150	141
[1]	American Honda Finance Corp.	5.800%	10/3/25	45	45
[1]	American Honda Finance Corp.	4.950%	1/9/26	100	100
[1]	American Honda Finance Corp.	5.250%	7/7/26	85	86
[1]	American Honda Finance Corp.	2.000%	3/24/28	160	143
[1]	American Honda Finance Corp.	5.125%	7/7/28	85	86
	American Honda Finance Corp.	5.650%	11/15/28	100	103
[1]	American Honda Finance Corp.	4.900%	1/10/34	100	98
	Aptiv plc	3.250%	3/1/32	130	112
	Aptiv plc	3.100%	12/1/51	220	138
	Aptiv plc	4.150%	5/1/52	100	76
	AutoZone Inc.	4.000%	4/15/30	165	155
	AutoZone Inc.	4.750%	8/1/32	145	139
	BorgWarner Inc.	2.650%	7/1/27	105	97
	eBay Inc.	1.900%	3/11/25	130	125
	eBay Inc.	1.400%	5/10/26	135	125
	eBay Inc.	3.600%	6/5/27	165	158
	eBay Inc.	2.700%	3/11/30	115	101
	eBay Inc.	2.600%	5/10/31	110	93
	eBay Inc.	4.000%	7/15/42	97	77
	eBay Inc.	3.650%	5/10/51	125	90
	Ford Motor Co.	4.346%	12/8/26	50	49
	Ford Motor Co.	7.450%	7/16/31	98	106
	Ford Motor Co.	3.250%	2/12/32	310	255
	Ford Motor Co.	6.100%	8/19/32	280	279
10

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Co.	4.750%	1/15/43	270	219
	Ford Motor Co.	5.291%	12/8/46	195	169
	Ford Motor Credit Co. LLC	5.125%	6/16/25	215	213
	Ford Motor Credit Co. LLC	4.134%	8/4/25	225	220
	Ford Motor Credit Co. LLC	3.375%	11/13/25	390	374
[1]	Ford Motor Credit Co. LLC	4.389%	1/8/26	210	204
	Ford Motor Credit Co. LLC	6.950%	3/6/26	200	204
	Ford Motor Credit Co. LLC	6.950%	6/10/26	200	204
	Ford Motor Credit Co. LLC	4.542%	8/1/26	100	97
	Ford Motor Credit Co. LLC	2.700%	8/10/26	210	195
	Ford Motor Credit Co. LLC	4.271%	1/9/27	100	96
	Ford Motor Credit Co. LLC	4.950%	5/28/27	245	238
	Ford Motor Credit Co. LLC	4.125%	8/17/27	165	156
	Ford Motor Credit Co. LLC	3.815%	11/2/27	100	93
	Ford Motor Credit Co. LLC	7.350%	11/4/27	200	209
	Ford Motor Credit Co. LLC	2.900%	2/16/28	160	143
	Ford Motor Credit Co. LLC	6.800%	5/12/28	260	268
	Ford Motor Credit Co. LLC	6.798%	11/7/28	200	207
	Ford Motor Credit Co. LLC	2.900%	2/10/29	100	87
	Ford Motor Credit Co. LLC	5.113%	5/3/29	210	202
	Ford Motor Credit Co. LLC	7.350%	3/6/30	150	159
	Ford Motor Credit Co. LLC	7.200%	6/10/30	150	158
	Ford Motor Credit Co. LLC	4.000%	11/13/30	275	243
	Ford Motor Credit Co. LLC	6.050%	3/5/31	90	90
	Ford Motor Credit Co. LLC	3.625%	6/17/31	200	170
	General Motors Co.	6.125%	10/1/25	245	247
	General Motors Co.	4.200%	10/1/27	200	193
	General Motors Co.	6.800%	10/1/27	215	225
	General Motors Co.	5.000%	10/1/28	70	70
	General Motors Co.	5.400%	10/15/29	135	135
	General Motors Co.	5.600%	10/15/32	185	184
	General Motors Co.	5.000%	4/1/35	95	89
	General Motors Co.	6.600%	4/1/36	205	215
	General Motors Co.	5.150%	4/1/38	100	93
	General Motors Co.	6.250%	10/2/43	175	176
	General Motors Co.	5.200%	4/1/45	155	137
	General Motors Co.	6.750%	4/1/46	135	143
	General Motors Co.	5.400%	4/1/48	85	76
	General Motors Co.	5.950%	4/1/49	130	125
	General Motors Financial Co. Inc.	3.800%	4/7/25	165	162
	General Motors Financial Co. Inc.	4.350%	4/9/25	165	163
	General Motors Financial Co. Inc.	2.750%	6/20/25	75	72
	General Motors Financial Co. Inc.	4.300%	7/13/25	95	93
	General Motors Financial Co. Inc.	6.050%	10/10/25	100	101
	General Motors Financial Co. Inc.	1.250%	1/8/26	210	195
	General Motors Financial Co. Inc.	5.250%	3/1/26	180	179
	General Motors Financial Co. Inc.	5.400%	4/6/26	215	215
	General Motors Financial Co. Inc.	1.500%	6/10/26	255	234
	General Motors Financial Co. Inc.	4.000%	10/6/26	150	145
	General Motors Financial Co. Inc.	4.350%	1/17/27	105	102
	General Motors Financial Co. Inc.	2.350%	2/26/27	50	46
	General Motors Financial Co. Inc.	5.000%	4/9/27	145	143
	General Motors Financial Co. Inc.	2.700%	8/20/27	135	124
	General Motors Financial Co. Inc.	6.000%	1/9/28	160	164
	General Motors Financial Co. Inc.	2.400%	4/10/28	125	111
11

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
General Motors Financial Co. Inc.	5.800%	6/23/28	190	193
General Motors Financial Co. Inc.	2.400%	10/15/28	105	92
General Motors Financial Co. Inc.	5.800%	1/7/29	100	101
General Motors Financial Co. Inc.	4.300%	4/6/29	155	147
General Motors Financial Co. Inc.	5.850%	4/6/30	130	132
General Motors Financial Co. Inc.	3.600%	6/21/30	100	90
General Motors Financial Co. Inc.	2.350%	1/8/31	140	114
General Motors Financial Co. Inc.	2.700%	6/10/31	145	119
General Motors Financial Co. Inc.	3.100%	1/12/32	170	142
General Motors Financial Co. Inc.	6.400%	1/9/33	235	244
General Motors Financial Co. Inc.	6.100%	1/7/34	265	268
Hasbro Inc.	3.900%	11/19/29	225	206
Home Depot Inc.	3.350%	9/15/25	105	102
Home Depot Inc.	4.000%	9/15/25	115	113
Home Depot Inc.	3.000%	4/1/26	160	154
Home Depot Inc.	2.125%	9/15/26	40	37
Home Depot Inc.	2.500%	4/15/27	105	98
Home Depot Inc.	2.875%	4/15/27	130	123
Home Depot Inc.	2.800%	9/14/27	75	70
Home Depot Inc.	1.500%	9/15/28	65	57
Home Depot Inc.	3.900%	12/6/28	115	111
Home Depot Inc.	4.900%	4/15/29	35	35
Home Depot Inc.	2.950%	6/15/29	220	201
Home Depot Inc.	2.700%	4/15/30	180	159
Home Depot Inc.	1.375%	3/15/31	120	95
Home Depot Inc.	1.875%	9/15/31	240	194
Home Depot Inc.	3.250%	4/15/32	155	137
Home Depot Inc.	4.500%	9/15/32	170	166
Home Depot Inc.	5.875%	12/16/36	398	424
Home Depot Inc.	3.300%	4/15/40	251	197
Home Depot Inc.	5.950%	4/1/41	170	181
Home Depot Inc.	4.200%	4/1/43	80	69
Home Depot Inc.	4.875%	2/15/44	140	131
Home Depot Inc.	4.400%	3/15/45	105	92
Home Depot Inc.	4.250%	4/1/46	200	171
Home Depot Inc.	3.900%	6/15/47	200	161
Home Depot Inc.	4.500%	12/6/48	220	194
Home Depot Inc.	3.125%	12/15/49	120	84
Home Depot Inc.	3.350%	4/15/50	195	141
Home Depot Inc.	2.375%	3/15/51	190	112
Home Depot Inc.	2.750%	9/15/51	130	83
Home Depot Inc.	3.625%	4/15/52	270	204
Home Depot Inc.	4.950%	9/15/52	135	128
Home Depot Inc.	3.500%	9/15/56	180	132
Honda Motor Co. Ltd.	2.271%	3/10/25	130	126
Honda Motor Co. Ltd.	2.534%	3/10/27	110	103
Honda Motor Co. Ltd.	2.967%	3/10/32	105	92
Lennar Corp.	4.750%	11/29/27	100	98
Lowe's Cos. Inc.	4.400%	9/8/25	190	188
Lowe's Cos. Inc.	3.375%	9/15/25	135	131
Lowe's Cos. Inc.	4.800%	4/1/26	80	80
Lowe's Cos. Inc.	2.500%	4/15/26	170	161
Lowe's Cos. Inc.	3.350%	4/1/27	35	33
Lowe's Cos. Inc.	3.100%	5/3/27	265	250
Lowe's Cos. Inc.	1.300%	4/15/28	25	22
12

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	1.700%	9/15/28	195	169
	Lowe's Cos. Inc.	3.650%	4/5/29	201	190
	Lowe's Cos. Inc.	4.500%	4/15/30	230	223
	Lowe's Cos. Inc.	1.700%	10/15/30	120	97
	Lowe's Cos. Inc.	2.625%	4/1/31	160	136
	Lowe's Cos. Inc.	3.750%	4/1/32	190	172
	Lowe's Cos. Inc.	5.000%	4/15/33	130	128
	Lowe's Cos. Inc.	5.150%	7/1/33	170	169
	Lowe's Cos. Inc.	2.800%	9/15/41	140	98
	Lowe's Cos. Inc.	3.700%	4/15/46	170	128
	Lowe's Cos. Inc.	4.050%	5/3/47	250	198
	Lowe's Cos. Inc.	3.000%	10/15/50	230	148
	Lowe's Cos. Inc.	4.250%	4/1/52	195	157
	Lowe's Cos. Inc.	5.625%	4/15/53	200	199
	Lowe's Cos. Inc.	4.450%	4/1/62	175	140
	Lowe's Cos. Inc.	5.800%	9/15/62	200	200
	Magna International Inc.	2.450%	6/15/30	95	82
[1]	Marriott International Inc.	3.125%	6/15/26	105	100
	Marriott International Inc.	5.000%	10/15/27	100	100
	Marriott International Inc.	4.900%	4/15/29	20	20
	Marriott International Inc.	4.875%	5/15/29	50	49
[1]	Marriott International Inc.	4.625%	6/15/30	170	165
[1]	Marriott International Inc.	2.850%	4/15/31	170	145
[1]	Marriott International Inc.	3.500%	10/15/32	145	126
	Marriott International Inc.	5.300%	5/15/34	100	98
[1]	McDonald's Corp.	3.300%	7/1/25	138	135
[1]	McDonald's Corp.	3.700%	1/30/26	200	195
[1]	McDonald's Corp.	3.500%	3/1/27	85	82
[1]	McDonald's Corp.	3.500%	7/1/27	145	139
[1]	McDonald's Corp.	3.800%	4/1/28	165	158
[1]	McDonald's Corp.	2.625%	9/1/29	124	111
[1]	McDonald's Corp.	2.125%	3/1/30	60	51
[1]	McDonald's Corp.	3.600%	7/1/30	60	56
[1]	McDonald's Corp.	4.600%	9/9/32	35	34
[1]	McDonald's Corp.	4.700%	12/9/35	190	183
[1]	McDonald's Corp.	6.300%	10/15/37	175	191
[1]	McDonald's Corp.	6.300%	3/1/38	150	163
[1]	McDonald's Corp.	4.875%	12/9/45	195	179
[1]	McDonald's Corp.	4.450%	3/1/47	135	116
[1]	McDonald's Corp.	4.450%	9/1/48	122	105
[1]	McDonald's Corp.	3.625%	9/1/49	240	179
[1]	McDonald's Corp.	4.200%	4/1/50	100	82
[1]	McDonald's Corp.	5.150%	9/9/52	110	104
	McDonald's Corp.	5.450%	8/14/53	80	79
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	230	279
	NIKE Inc.	2.400%	3/27/25	90	88
	NIKE Inc.	2.375%	11/1/26	190	179
	NIKE Inc.	2.750%	3/27/27	194	183
	NIKE Inc.	2.850%	3/27/30	165	148
	NIKE Inc.	3.250%	3/27/40	110	88
	NIKE Inc.	3.875%	11/1/45	175	145
	NIKE Inc.	3.375%	3/27/50	233	177
	NVR Inc.	3.000%	5/15/30	107	94
	O'Reilly Automotive Inc.	5.750%	11/20/26	100	101
	O'Reilly Automotive Inc.	3.600%	9/1/27	160	152
13

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	O'Reilly Automotive Inc.	4.700%	6/15/32	120	116
	Ralph Lauren Corp.	2.950%	6/15/30	180	160
	Stanley Black & Decker Inc.	2.300%	3/15/30	125	105
	Stanley Black & Decker Inc.	2.750%	11/15/50	150	87
[1]	Stanley Black & Decker Inc.	4.000%	3/15/60	115	102
	Starbucks Corp.	3.800%	8/15/25	170	167
	Starbucks Corp.	4.750%	2/15/26	90	89
	Starbucks Corp.	4.000%	11/15/28	130	126
	Starbucks Corp.	3.550%	8/15/29	160	150
	Starbucks Corp.	2.250%	3/12/30	95	81
	Starbucks Corp.	2.550%	11/15/30	210	180
	Starbucks Corp.	3.000%	2/14/32	100	87
	Starbucks Corp.	4.500%	11/15/48	130	112
	Starbucks Corp.	4.450%	8/15/49	125	107
	Starbucks Corp.	3.500%	11/15/50	170	124
	Tapestry Inc.	7.000%	11/27/26	75	77
	Tapestry Inc.	7.350%	11/27/28	130	136
	Tapestry Inc.	7.700%	11/27/30	130	138
	Tapestry Inc.	7.850%	11/27/33	160	173
	TJX Cos. Inc.	2.250%	9/15/26	165	155
	Tractor Supply Co.	5.250%	5/15/33	85	85
	VF Corp.	2.400%	4/23/25	200	192
	VF Corp.	2.950%	4/23/30	85	70
					38,367
Consumer Staples (3.8%)
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	165	140
	Campbell Soup Co.	3.950%	3/15/25	140	138
	Campbell Soup Co.	4.150%	3/15/28	210	203
	Coca-Cola Co.	3.375%	3/25/27	155	149
	Coca-Cola Co.	1.450%	6/1/27	240	217
	Coca-Cola Co.	1.500%	3/5/28	200	178
	Coca-Cola Co.	1.000%	3/15/28	260	227
	Coca-Cola Co.	2.125%	9/6/29	190	167
	Coca-Cola Co.	3.450%	3/25/30	175	163
	Coca-Cola Co.	1.650%	6/1/30	120	100
	Coca-Cola Co.	2.000%	3/5/31	115	96
	Coca-Cola Co.	1.375%	3/15/31	240	192
	Coca-Cola Co.	2.250%	1/5/32	210	177
	Coca-Cola Co.	2.500%	6/1/40	180	129
	Coca-Cola Co.	2.875%	5/5/41	95	71
	Coca-Cola Co.	2.600%	6/1/50	233	150
	Coca-Cola Co.	3.000%	3/5/51	175	122
	Coca-Cola Co.	2.500%	3/15/51	215	134
	Coca-Cola Co.	2.750%	6/1/60	135	86
	Conagra Brands Inc.	4.600%	11/1/25	200	197
	Conagra Brands Inc.	1.375%	11/1/27	105	91
	Conagra Brands Inc.	4.850%	11/1/28	190	187
	Conagra Brands Inc.	5.300%	11/1/38	120	113
	Conagra Brands Inc.	5.400%	11/1/48	130	120
	Dollar General Corp.	3.500%	4/3/30	125	113
	Dollar General Corp.	5.450%	7/5/33	85	84
	Dollar Tree Inc.	4.000%	5/15/25	135	133
	Dollar Tree Inc.	4.200%	5/15/28	140	135
	Dollar Tree Inc.	2.650%	12/1/31	130	108
	General Mills Inc.	4.000%	4/17/25	110	108
14

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Mills Inc.	3.200%	2/10/27	35	33
	General Mills Inc.	4.200%	4/17/28	125	121
	General Mills Inc.	2.875%	4/15/30	135	119
	General Mills Inc.	4.950%	3/29/33	200	196
	Haleon UK Capital plc	3.125%	3/24/25	200	195
	Haleon US Capital LLC	3.375%	3/24/27	250	238
	Haleon US Capital LLC	3.375%	3/24/29	155	143
	Haleon US Capital LLC	3.625%	3/24/32	265	237
	Haleon US Capital LLC	4.000%	3/24/52	85	68
	Hormel Foods Corp.	1.700%	6/3/28	160	141
	Hormel Foods Corp.	1.800%	6/11/30	130	108
	J M Smucker Co.	3.500%	3/15/25	110	108
	J M Smucker Co.	5.900%	11/15/28	35	36
	J M Smucker Co.	6.200%	11/15/33	125	132
	J M Smucker Co.	6.500%	11/15/43	95	101
	J M Smucker Co.	6.500%	11/15/53	125	136
	JBS USA LUX SA	2.500%	1/15/27	120	110
	JBS USA LUX SA	5.125%	2/1/28	135	132
	JBS USA LUX SA	5.500%	1/15/30	295	287
	JBS USA LUX SA	3.625%	1/15/32	180	151
	JBS USA LUX SA	3.000%	5/15/32	130	104
	JBS USA LUX SA	5.750%	4/1/33	300	291
[2]	JBS USA LUX SA	6.750%	3/15/34	265	273
	JBS USA LUX SA	4.375%	2/2/52	85	61
	JBS USA LUX SA	6.500%	12/1/52	185	178
[2]	JBS USA LUX SA	7.250%	11/15/53	120	126
	Kellanova	3.250%	4/1/26	140	135
	Kenvue Inc.	5.050%	3/22/28	125	126
	Kenvue Inc.	5.000%	3/22/30	35	35
	Kenvue Inc.	4.900%	3/22/33	175	173
	Kenvue Inc.	5.100%	3/22/43	95	93
	Kenvue Inc.	5.050%	3/22/53	240	231
	Kenvue Inc.	5.200%	3/22/63	95	92
	Keurig Dr Pepper Inc.	4.597%	5/25/28	155	153
	Keurig Dr Pepper Inc.	3.950%	4/15/29	90	86
	Keurig Dr Pepper Inc.	3.200%	5/1/30	95	86
	Keurig Dr Pepper Inc.	4.050%	4/15/32	120	111
	Keurig Dr Pepper Inc.	3.800%	5/1/50	70	53
	Keurig Dr Pepper Inc.	4.500%	4/15/52	205	174
	Kimberly-Clark Corp.	3.100%	3/26/30	165	150
	Kraft Heinz Foods Co.	3.000%	6/1/26	180	172
	Kraft Heinz Foods Co.	3.875%	5/15/27	175	169
	Kraft Heinz Foods Co.	6.875%	1/26/39	115	129
	Kraft Heinz Foods Co.	5.000%	6/4/42	155	143
	Kraft Heinz Foods Co.	5.200%	7/15/45	260	243
	Kraft Heinz Foods Co.	4.375%	6/1/46	380	315
	Kraft Heinz Foods Co.	4.875%	10/1/49	185	165
	McCormick & Co. Inc.	3.400%	8/15/27	80	76
	Mead Johnson Nutrition Co.	4.125%	11/15/25	209	205
	Mondelez International Inc.	1.500%	5/4/25	150	143
	Mondelez International Inc.	2.625%	3/17/27	50	47
	Mondelez International Inc.	2.750%	4/13/30	32	28
	Mondelez International Inc.	3.000%	3/17/32	115	99
	Mondelez International Inc.	2.625%	9/4/50	140	87
	PepsiCo Inc.	2.250%	3/19/25	170	165
15

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PepsiCo Inc.	2.750%	4/30/25	150	146
PepsiCo Inc.	2.850%	2/24/26	75	72
PepsiCo Inc.	2.375%	10/6/26	80	75
PepsiCo Inc.	3.000%	10/15/27	200	189
PepsiCo Inc.	3.600%	2/18/28	140	135
PepsiCo Inc.	2.625%	7/29/29	155	140
PepsiCo Inc.	2.750%	3/19/30	150	134
PepsiCo Inc.	1.625%	5/1/30	140	116
PepsiCo Inc.	1.400%	2/25/31	165	132
PepsiCo Inc.	1.950%	10/21/31	175	143
PepsiCo Inc.	3.900%	7/18/32	130	122
PepsiCo Inc.	4.450%	2/15/33	130	129
PepsiCo Inc.	2.625%	10/21/41	160	115
PepsiCo Inc.	4.450%	4/14/46	130	118
PepsiCo Inc.	3.450%	10/6/46	115	89
PepsiCo Inc.	2.875%	10/15/49	150	103
PepsiCo Inc.	3.625%	3/19/50	120	95
PepsiCo Inc.	2.750%	10/21/51	170	112
Pilgrim's Pride Corp.	4.250%	4/15/31	220	197
Pilgrim's Pride Corp.	3.500%	3/1/32	170	142
Pilgrim's Pride Corp.	6.250%	7/1/33	50	51
Procter & Gamble Co.	0.550%	10/29/25	300	280
Procter & Gamble Co.	1.000%	4/23/26	100	93
Procter & Gamble Co.	2.450%	11/3/26	90	85
Procter & Gamble Co.	1.900%	2/1/27	90	83
Procter & Gamble Co.	2.850%	8/11/27	145	137
Procter & Gamble Co.	3.000%	3/25/30	220	201
Procter & Gamble Co.	1.200%	10/29/30	205	165
Procter & Gamble Co.	1.950%	4/23/31	170	143
Procter & Gamble Co.	2.300%	2/1/32	60	51
Procter & Gamble Co.	4.050%	1/26/33	145	140
Sysco Corp.	3.750%	10/1/25	35	34
Sysco Corp.	3.300%	7/15/26	105	101
Sysco Corp.	3.250%	7/15/27	165	155
Sysco Corp.	5.950%	4/1/30	192	200
Sysco Corp.	6.600%	4/1/50	200	226
Sysco Corp.	3.150%	12/14/51	45	30
Target Corp.	2.250%	4/15/25	295	286
Target Corp.	2.500%	4/15/26	85	81
Target Corp.	1.950%	1/15/27	140	129
Target Corp.	3.375%	4/15/29	240	225
Target Corp.	2.350%	2/15/30	150	131
Target Corp.	4.500%	9/15/32	75	73
Target Corp.	4.000%	7/1/42	205	176
Target Corp.	2.950%	1/15/52	135	90
Target Corp.	4.800%	1/15/53	180	166
Tyson Foods Inc.	4.000%	3/1/26	160	156
Tyson Foods Inc.	3.550%	6/2/27	280	265
Tyson Foods Inc.	4.350%	3/1/29	125	120
Tyson Foods Inc.	4.550%	6/2/47	130	105
Tyson Foods Inc.	5.100%	9/28/48	145	128
Unilever Capital Corp.	2.900%	5/5/27	145	137
Unilever Capital Corp.	3.500%	3/22/28	205	196
Unilever Capital Corp.	2.125%	9/6/29	80	70
Unilever Capital Corp.	1.750%	8/12/31	90	72
16

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Unilever Capital Corp.	5.900%	11/15/32	165	176
	Unilever Capital Corp.	5.000%	12/8/33	110	110
					19,508
Financials (43.0%)
[1]	Aegon Ltd.	5.500%	4/11/48	185	177
	AerCap Ireland Capital DAC	6.500%	7/15/25	210	212
	AerCap Ireland Capital DAC	1.750%	1/30/26	120	112
	AerCap Ireland Capital DAC	2.450%	10/29/26	380	351
	AerCap Ireland Capital DAC	6.100%	1/15/27	150	152
[2]	AerCap Ireland Capital DAC	6.450%	4/15/27	205	210
	AerCap Ireland Capital DAC	3.650%	7/21/27	235	221
	AerCap Ireland Capital DAC	5.750%	6/6/28	213	215
	AerCap Ireland Capital DAC	3.000%	10/29/28	460	413
	AerCap Ireland Capital DAC	6.150%	9/30/30	145	150
	AerCap Ireland Capital DAC	3.300%	1/30/32	525	444
	AerCap Ireland Capital DAC	3.400%	10/29/33	190	158
	AerCap Ireland Capital DAC	3.850%	10/29/41	245	189
	Aflac Inc.	3.600%	4/1/30	115	107
	Air Lease Corp.	3.375%	7/1/25	140	136
[1]	Air Lease Corp.	2.875%	1/15/26	265	253
[1]	Air Lease Corp.	3.750%	6/1/26	95	92
	Air Lease Corp.	1.875%	8/15/26	115	106
	Air Lease Corp.	2.200%	1/15/27	265	243
	Air Lease Corp.	3.125%	12/1/30	110	95
[1]	Air Lease Corp.	2.875%	1/15/32	25	21
	Allstate Corp.	5.250%	3/30/33	215	214
	Ally Financial Inc.	5.800%	5/1/25	90	90
	Ally Financial Inc.	4.750%	6/9/27	75	73
	Ally Financial Inc.	7.100%	11/15/27	30	31
	Ally Financial Inc.	2.200%	11/2/28	125	106
	Ally Financial Inc.	6.992%	6/13/29	140	144
	Ally Financial Inc.	6.848%	1/3/30	45	46
[1]	Ally Financial Inc.	8.000%	11/1/31	333	366
	American Express Co.	2.250%	3/4/25	220	213
	American Express Co.	3.950%	8/1/25	280	275
	American Express Co.	4.200%	11/6/25	105	104
	American Express Co.	4.900%	2/13/26	135	135
	American Express Co.	4.990%	5/1/26	125	124
	American Express Co.	3.125%	5/20/26	220	211
	American Express Co.	6.338%	10/30/26	95	96
	American Express Co.	1.650%	11/4/26	135	123
	American Express Co.	2.550%	3/4/27	395	367
	American Express Co.	3.300%	5/3/27	347	329
	American Express Co.	5.389%	7/28/27	160	160
	American Express Co.	5.850%	11/5/27	240	246
	American Express Co.	5.098%	2/16/28	280	279
	American Express Co.	4.050%	5/3/29	130	126
	American Express Co.	5.282%	7/27/29	236	237
	American Express Co.	6.489%	10/30/31	125	133
	American Express Co.	4.989%	5/26/33	105	102
	American Express Co.	4.420%	8/3/33	80	76
	American Express Co.	5.043%	5/1/34	169	166
	American Express Co.	4.050%	12/3/42	130	112
	American International Group Inc.	5.125%	3/27/33	85	84
	American International Group Inc.	4.800%	7/10/45	30	27
17

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American International Group Inc.	4.750%	4/1/48	120	110
[1]	American International Group Inc.	5.750%	4/1/48	45	44
	American International Group Inc.	4.375%	6/30/50	90	77
	Ameriprise Financial Inc.	5.150%	5/15/33	100	100
	Aon Corp.	3.750%	5/2/29	20	19
	Aon Corp.	2.800%	5/15/30	145	126
	Aon Corp.	5.350%	2/28/33	35	35
	Aon Corp.	3.900%	2/28/52	135	102
	Aon Global Ltd.	3.875%	12/15/25	244	238
	Arch Capital Group Ltd.	3.635%	6/30/50	130	96
	Arthur J Gallagher & Co.	3.500%	5/20/51	120	83
	Athene Holding Ltd.	4.125%	1/12/28	180	172
	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	230	231
	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	235	237
[1]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	155	152
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	85	85
	AXA SA	8.600%	12/15/30	85	101
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	165	154
	Banco Bilbao Vizcaya Argentaria SA	5.862%	9/14/26	10	10
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	160	162
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	100	107
	Banco Santander SA	3.496%	3/24/25	200	196
	Banco Santander SA	2.746%	5/28/25	265	256
	Banco Santander SA	5.147%	8/18/25	275	273
	Banco Santander SA	5.179%	11/19/25	170	168
	Banco Santander SA	1.849%	3/25/26	165	153
	Banco Santander SA	4.250%	4/11/27	255	246
	Banco Santander SA	5.294%	8/18/27	390	387
	Banco Santander SA	1.722%	9/14/27	115	104
	Banco Santander SA	6.527%	11/7/27	80	82
	Banco Santander SA	3.800%	2/23/28	175	165
	Banco Santander SA	4.175%	3/24/28	175	168
	Banco Santander SA	4.379%	4/12/28	165	159
	Banco Santander SA	5.588%	8/8/28	90	91
	Banco Santander SA	6.607%	11/7/28	200	210
	Banco Santander SA	3.306%	6/27/29	150	136
	Banco Santander SA	3.490%	5/28/30	160	143
	Banco Santander SA	2.749%	12/3/30	275	224
	Banco Santander SA	2.958%	3/25/31	120	102
	Banco Santander SA	3.225%	11/22/32	120	99
	Banco Santander SA	6.921%	8/8/33	215	223
	Banco Santander SA	6.938%	11/7/33	210	229
[1]	Bank of America Corp.	3.950%	4/21/25	420	413
[1]	Bank of America Corp.	3.875%	8/1/25	355	349
[1]	Bank of America Corp.	4.450%	3/3/26	335	329
[1]	Bank of America Corp.	3.384%	4/2/26	440	430
[1]	Bank of America Corp.	3.500%	4/19/26	275	266
[1]	Bank of America Corp.	1.319%	6/19/26	468	443
[1]	Bank of America Corp.	4.827%	7/22/26	280	278
[1]	Bank of America Corp.	4.250%	10/22/26	303	296
[1]	Bank of America Corp.	1.197%	10/24/26	405	377
	Bank of America Corp.	5.080%	1/20/27	430	427
[1]	Bank of America Corp.	1.658%	3/11/27	360	334
[1]	Bank of America Corp.	3.559%	4/23/27	385	370
	Bank of America Corp.	1.734%	7/22/27	775	710
18

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	5.933%	9/15/27	300	304
[1]	Bank of America Corp.	3.248%	10/21/27	305	288
[1]	Bank of America Corp.	4.183%	11/25/27	350	338
[1]	Bank of America Corp.	3.824%	1/20/28	270	259
[1]	Bank of America Corp.	2.551%	2/4/28	345	319
[1]	Bank of America Corp.	3.705%	4/24/28	235	224
	Bank of America Corp.	4.376%	4/27/28	310	302
[1]	Bank of America Corp.	3.593%	7/21/28	290	275
[1]	Bank of America Corp.	4.948%	7/22/28	350	346
	Bank of America Corp.	6.204%	11/10/28	225	232
[1]	Bank of America Corp.	3.419%	12/20/28	858	802
[1]	Bank of America Corp.	3.970%	3/5/29	285	271
	Bank of America Corp.	5.202%	4/25/29	435	433
[1]	Bank of America Corp.	2.087%	6/14/29	370	325
[1]	Bank of America Corp.	4.271%	7/23/29	323	310
	Bank of America Corp.	5.819%	9/15/29	375	382
[1]	Bank of America Corp.	3.974%	2/7/30	420	395
[1]	Bank of America Corp.	3.194%	7/23/30	300	270
[1]	Bank of America Corp.	2.884%	10/22/30	335	295
[1]	Bank of America Corp.	2.496%	2/13/31	450	384
[1]	Bank of America Corp.	2.592%	4/29/31	425	362
[1]	Bank of America Corp.	1.898%	7/23/31	375	304
[1]	Bank of America Corp.	1.922%	10/24/31	330	266
[1]	Bank of America Corp.	2.651%	3/11/32	285	238
	Bank of America Corp.	2.687%	4/22/32	590	494
	Bank of America Corp.	2.299%	7/21/32	460	372
	Bank of America Corp.	2.572%	10/20/32	415	341
[1]	Bank of America Corp.	2.972%	2/4/33	490	412
	Bank of America Corp.	4.571%	4/27/33	535	504
[1]	Bank of America Corp.	5.015%	7/22/33	615	599
	Bank of America Corp.	5.288%	4/25/34	680	670
	Bank of America Corp.	5.872%	9/15/34	555	569
	Bank of America Corp.	5.468%	1/23/35	715	713
	Bank of America Corp.	2.482%	9/21/36	375	296
	Bank of America Corp.	6.110%	1/29/37	275	288
	Bank of America Corp.	3.846%	3/8/37	325	284
[1]	Bank of America Corp.	4.244%	4/24/38	265	235
	Bank of America Corp.	7.750%	5/14/38	205	246
[1]	Bank of America Corp.	4.078%	4/23/40	215	184
[1]	Bank of America Corp.	2.676%	6/19/41	650	453
[1]	Bank of America Corp.	5.875%	2/7/42	210	223
	Bank of America Corp.	3.311%	4/22/42	465	352
[1]	Bank of America Corp.	5.000%	1/21/44	285	273
[1]	Bank of America Corp.	4.443%	1/20/48	276	237
[1]	Bank of America Corp.	3.946%	1/23/49	135	108
[1]	Bank of America Corp.	4.330%	3/15/50	460	387
[1]	Bank of America Corp.	4.083%	3/20/51	695	561
[1]	Bank of America Corp.	2.831%	10/24/51	230	147
[1]	Bank of America Corp.	3.483%	3/13/52	110	81
	Bank of America Corp.	2.972%	7/21/52	310	206
	Bank of America NA	5.650%	8/18/25	375	378
	Bank of America NA	5.526%	8/18/26	300	303
[1]	Bank of America NA	6.000%	10/15/36	200	209
[1]	Bank of Montreal	1.850%	5/1/25	205	197
[1]	Bank of Montreal	3.700%	6/7/25	235	230
19

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Montreal	5.920%	9/25/25	115	116
	Bank of Montreal	5.300%	6/5/26	85	85
[1]	Bank of Montreal	1.250%	9/15/26	215	196
	Bank of Montreal	5.266%	12/11/26	50	50
[1]	Bank of Montreal	0.949%	1/22/27	195	180
[1]	Bank of Montreal	2.650%	3/8/27	235	219
[1]	Bank of Montreal	4.700%	9/14/27	125	124
	Bank of Montreal	5.203%	2/1/28	125	125
	Bank of Montreal	5.717%	9/25/28	175	179
[1]	Bank of Montreal	3.803%	12/15/32	170	156
	Bank of Montreal	3.088%	1/10/37	145	117
[1]	Bank of New York Mellon Corp.	1.600%	4/24/25	145	139
[1]	Bank of New York Mellon Corp.	2.800%	5/4/26	120	115
	Bank of New York Mellon Corp.	4.414%	7/24/26	125	123
[1]	Bank of New York Mellon Corp.	2.450%	8/17/26	10	9
[1]	Bank of New York Mellon Corp.	2.050%	1/26/27	100	92
	Bank of New York Mellon Corp.	4.947%	4/26/27	145	144
[1]	Bank of New York Mellon Corp.	3.250%	5/16/27	145	138
[1]	Bank of New York Mellon Corp.	3.400%	1/29/28	115	109
[1]	Bank of New York Mellon Corp.	3.442%	2/7/28	210	201
[1]	Bank of New York Mellon Corp.	3.850%	4/28/28	220	212
[1]	Bank of New York Mellon Corp.	5.802%	10/25/28	130	133
	Bank of New York Mellon Corp.	4.543%	2/1/29	100	98
[1]	Bank of New York Mellon Corp.	3.300%	8/23/29	170	156
[1]	Bank of New York Mellon Corp.	6.317%	10/25/29	167	175
[1]	Bank of New York Mellon Corp.	4.289%	6/13/33	93	87
[1]	Bank of New York Mellon Corp.	5.834%	10/25/33	205	213
	Bank of New York Mellon Corp.	4.706%	2/1/34	80	77
[1]	Bank of New York Mellon Corp.	4.967%	4/26/34	110	107
[1]	Bank of New York Mellon Corp.	6.474%	10/25/34	170	184
[1]	Bank of Nova Scotia	3.450%	4/11/25	280	274
	Bank of Nova Scotia	1.300%	6/11/25	160	152
	Bank of Nova Scotia	5.450%	6/12/25	185	185
	Bank of Nova Scotia	4.500%	12/16/25	220	216
	Bank of Nova Scotia	4.750%	2/2/26	105	104
	Bank of Nova Scotia	1.050%	3/2/26	175	161
	Bank of Nova Scotia	1.350%	6/24/26	170	156
	Bank of Nova Scotia	2.700%	8/3/26	90	85
	Bank of Nova Scotia	1.300%	9/15/26	205	187
	Bank of Nova Scotia	5.350%	12/7/26	75	75
	Bank of Nova Scotia	1.950%	2/2/27	60	55
	Bank of Nova Scotia	5.250%	6/12/28	110	111
	Bank of Nova Scotia	4.850%	2/1/30	140	138
	Bank of Nova Scotia	2.450%	2/2/32	90	74
	Bank of Nova Scotia	5.650%	2/1/34	150	152
	Bank of Nova Scotia	4.588%	5/4/37	165	148
	Barclays plc	3.650%	3/16/25	255	250
	Barclays plc	4.375%	1/12/26	275	269
[1]	Barclays plc	2.852%	5/7/26	225	218
	Barclays plc	5.200%	5/12/26	269	266
	Barclays plc	5.304%	8/9/26	210	209
	Barclays plc	7.325%	11/2/26	120	123
	Barclays plc	5.829%	5/9/27	225	225
	Barclays plc	6.496%	9/13/27	100	102
	Barclays plc	2.279%	11/24/27	255	233
20

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	4.337%	1/10/28	260	250
	Barclays plc	4.836%	5/9/28	305	294
	Barclays plc	5.501%	8/9/28	250	249
	Barclays plc	7.385%	11/2/28	190	201
[1]	Barclays plc	4.972%	5/16/29	215	209
	Barclays plc	6.490%	9/13/29	210	216
[1]	Barclays plc	5.088%	6/20/30	205	194
	Barclays plc	2.645%	6/24/31	130	108
	Barclays plc	2.667%	3/10/32	185	151
	Barclays plc	2.894%	11/24/32	220	179
	Barclays plc	5.746%	8/9/33	125	124
	Barclays plc	7.437%	11/2/33	305	334
	Barclays plc	6.224%	5/9/34	260	263
	Barclays plc	7.119%	6/27/34	195	202
	Barclays plc	6.692%	9/13/34	200	209
	Barclays plc	3.564%	9/23/35	110	92
	Barclays plc	3.811%	3/10/42	125	94
	Barclays plc	3.330%	11/24/42	140	101
	Barclays plc	5.250%	8/17/45	210	200
	Barclays plc	4.950%	1/10/47	225	205
	BlackRock Inc.	3.250%	4/30/29	185	174
	BlackRock Inc.	2.400%	4/30/30	168	146
	BlackRock Inc.	1.900%	1/28/31	190	157
	BlackRock Inc.	2.100%	2/25/32	130	106
	BlackRock Inc.	4.750%	5/25/33	195	191
	Brighthouse Financial Inc.	3.700%	6/22/27	80	75
	Brighthouse Financial Inc.	4.700%	6/22/47	128	99
	Canadian Imperial Bank of Commerce	3.300%	4/7/25	135	132
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	135	135
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	260	255
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	105	107
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	130	124
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	135	135
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	140	125
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	195	203
	Capital One Financial Corp.	4.250%	4/30/25	10	10
	Capital One Financial Corp.	4.200%	10/29/25	195	191
	Capital One Financial Corp.	2.636%	3/3/26	165	160
	Capital One Financial Corp.	4.985%	7/24/26	80	79
	Capital One Financial Corp.	3.750%	7/28/26	175	168
	Capital One Financial Corp.	3.750%	3/9/27	200	191
	Capital One Financial Corp.	3.650%	5/11/27	160	152
	Capital One Financial Corp.	7.149%	10/29/27	150	156
	Capital One Financial Corp.	1.878%	11/2/27	575	522
	Capital One Financial Corp.	3.800%	1/31/28	285	269
	Capital One Financial Corp.	4.927%	5/10/28	100	98
	Capital One Financial Corp.	5.468%	2/1/29	160	159
	Capital One Financial Corp.	6.312%	6/8/29	185	189
	Capital One Financial Corp.	5.700%	2/1/30	135	135
	Capital One Financial Corp.	3.273%	3/1/30	140	125
	Capital One Financial Corp.	5.247%	7/26/30	45	44
[1]	Capital One Financial Corp.	7.624%	10/30/31	265	290
	Capital One Financial Corp.	2.359%	7/29/32	125	94
	Capital One Financial Corp.	5.268%	5/10/33	190	184
	Capital One Financial Corp.	5.817%	2/1/34	195	193
21

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One Financial Corp.	6.377%	6/8/34	250	258
	Capital One Financial Corp.	6.051%	2/1/35	135	136
	Charles Schwab Corp.	3.850%	5/21/25	80	79
	Charles Schwab Corp.	0.900%	3/11/26	100	92
	Charles Schwab Corp.	1.150%	5/13/26	210	193
	Charles Schwab Corp.	2.450%	3/3/27	210	195
	Charles Schwab Corp.	2.000%	3/20/28	160	142
	Charles Schwab Corp.	5.643%	5/19/29	195	197
	Charles Schwab Corp.	1.650%	3/11/31	125	99
	Charles Schwab Corp.	2.300%	5/13/31	90	75
	Charles Schwab Corp.	1.950%	12/1/31	220	175
	Charles Schwab Corp.	2.900%	3/3/32	140	119
	Charles Schwab Corp.	5.853%	5/19/34	165	167
	Charles Schwab Corp.	6.136%	8/24/34	185	192
	Chubb Corp.	6.000%	5/11/37	170	182
	Chubb INA Holdings Inc.	3.350%	5/3/26	250	241
	Chubb INA Holdings Inc.	1.375%	9/15/30	170	137
	Chubb INA Holdings Inc.	4.350%	11/3/45	165	146
	Chubb INA Holdings Inc.	3.050%	12/15/61	100	66
	CI Financial Corp.	3.200%	12/17/30	140	111
	CI Financial Corp.	4.100%	6/15/51	105	62
	Citibank NA	5.864%	9/29/25	275	278
[1]	Citibank NA	5.488%	12/4/26	370	373
	Citibank NA	5.803%	9/29/28	295	304
	Citigroup Inc.	3.875%	3/26/25	120	118
	Citigroup Inc.	3.300%	4/27/25	210	205
	Citigroup Inc.	4.400%	6/10/25	350	345
	Citigroup Inc.	5.500%	9/13/25	175	175
	Citigroup Inc.	3.700%	1/12/26	300	292
	Citigroup Inc.	4.600%	3/9/26	235	231
	Citigroup Inc.	3.290%	3/17/26	200	195
[1]	Citigroup Inc.	3.106%	4/8/26	545	531
	Citigroup Inc.	3.400%	5/1/26	275	265
	Citigroup Inc.	5.610%	9/29/26	300	300
	Citigroup Inc.	3.200%	10/21/26	465	442
	Citigroup Inc.	4.300%	11/20/26	150	146
	Citigroup Inc.	1.122%	1/28/27	340	313
	Citigroup Inc.	1.462%	6/9/27	410	376
	Citigroup Inc.	4.450%	9/29/27	555	538
[1]	Citigroup Inc.	3.887%	1/10/28	360	346
[1]	Citigroup Inc.	3.070%	2/24/28	325	304
	Citigroup Inc.	4.658%	5/24/28	225	221
[1]	Citigroup Inc.	3.668%	7/24/28	405	384
	Citigroup Inc.	4.125%	7/25/28	210	199
[1]	Citigroup Inc.	3.520%	10/27/28	360	338
[1]	Citigroup Inc.	4.075%	4/23/29	300	286
	Citigroup Inc.	5.174%	2/13/30	340	337
[1]	Citigroup Inc.	3.980%	3/20/30	340	319
[1]	Citigroup Inc.	2.976%	11/5/30	225	199
[1]	Citigroup Inc.	2.666%	1/29/31	305	262
[1]	Citigroup Inc.	4.412%	3/31/31	485	458
[1]	Citigroup Inc.	2.572%	6/3/31	390	330
	Citigroup Inc.	2.561%	5/1/32	385	317
	Citigroup Inc.	6.625%	6/15/32	210	224
	Citigroup Inc.	2.520%	11/3/32	300	243
22

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	3.057%	1/25/33	365	307
	Citigroup Inc.	3.785%	3/17/33	350	310
	Citigroup Inc.	4.910%	5/24/33	400	383
	Citigroup Inc.	6.270%	11/17/33	415	436
	Citigroup Inc.	6.174%	5/25/34	450	453
	Citigroup Inc.	5.827%	2/13/35	200	196
[1]	Citigroup Inc.	3.878%	1/24/39	166	140
	Citigroup Inc.	8.125%	7/15/39	282	357
[1]	Citigroup Inc.	5.316%	3/26/41	195	191
	Citigroup Inc.	5.875%	1/30/42	155	163
	Citigroup Inc.	2.904%	11/3/42	205	145
	Citigroup Inc.	6.675%	9/13/43	110	121
	Citigroup Inc.	5.300%	5/6/44	135	129
	Citigroup Inc.	4.650%	7/30/45	155	138
	Citigroup Inc.	4.750%	5/18/46	260	227
[1]	Citigroup Inc.	4.281%	4/24/48	135	114
	Citigroup Inc.	4.650%	7/23/48	330	294
[1]	Citizens Bank NA	2.250%	4/28/25	40	38
	Citizens Financial Group Inc.	5.841%	1/23/30	135	133
	Citizens Financial Group Inc.	3.250%	4/30/30	145	125
	CME Group Inc.	3.000%	3/15/25	80	78
	CME Group Inc.	2.650%	3/15/32	70	60
	CME Group Inc.	5.300%	9/15/43	98	99
	Comerica Inc.	5.982%	1/30/30	125	123
	Commonwealth Bank of Australia	5.499%	9/12/25	250	251
[1]	Cooperatieve Rabobank UA	3.375%	5/21/25	190	186
	Cooperatieve Rabobank UA	4.375%	8/4/25	140	137
[1]	Cooperatieve Rabobank UA	3.750%	7/21/26	195	187
[1]	Cooperatieve Rabobank UA	5.250%	5/24/41	205	207
	Cooperatieve Rabobank UA	5.750%	12/1/43	175	176
	Cooperatieve Rabobank UA	5.250%	8/4/45	190	184
	Credit Suisse AG	2.950%	4/9/25	45	44
	Credit Suisse AG	1.250%	8/7/26	40	36
	Credit Suisse AG	5.000%	7/9/27	250	248
	Credit Suisse AG	7.500%	2/15/28	295	318
	Deutsche Bank AG	4.500%	4/1/25	51	50
	Deutsche Bank AG	1.686%	3/19/26	120	112
	Deutsche Bank AG	6.119%	7/14/26	165	165
	Deutsche Bank AG	2.129%	11/24/26	295	277
	Deutsche Bank AG	7.146%	7/13/27	150	154
	Deutsche Bank AG	2.311%	11/16/27	286	260
	Deutsche Bank AG	2.552%	1/7/28	40	36
	Deutsche Bank AG	5.706%	2/8/28	150	149
	Deutsche Bank AG	6.720%	1/18/29	265	272
	Deutsche Bank AG	6.819%	11/20/29	205	212
[1]	Deutsche Bank AG	3.547%	9/18/31	185	160
	Deutsche Bank AG	3.729%	1/14/32	125	103
	Deutsche Bank AG	3.035%	5/28/32	160	132
	Deutsche Bank AG	4.875%	12/1/32	180	166
	Deutsche Bank AG	3.742%	1/7/33	175	141
	Deutsche Bank AG	7.079%	2/10/34	205	205
[1]	Discover Bank	3.450%	7/27/26	200	190
[1]	Discover Bank	4.650%	9/13/28	140	134
	Discover Financial Services	4.100%	2/9/27	115	111
	Discover Financial Services	6.700%	11/29/32	80	84
23

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Discover Financial Services	7.964%	11/2/34	150	168
	Equitable Holdings Inc.	4.350%	4/20/28	267	257
	Equitable Holdings Inc.	5.000%	4/20/48	216	196
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	145	102
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	165	103
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	105	103
	Fifth Third Bancorp	2.550%	5/5/27	125	115
	Fifth Third Bancorp	6.361%	10/27/28	165	168
	Fifth Third Bancorp	6.339%	7/27/29	120	123
	Fifth Third Bancorp	4.772%	7/28/30	170	162
	Fifth Third Bancorp	5.631%	1/29/32	200	198
	Fifth Third Bancorp	8.250%	3/1/38	120	142
[1]	Fifth Third Bank NA	3.950%	7/28/25	40	39
[1]	Fifth Third Bank NA	3.850%	3/15/26	135	130
	Franklin Resources Inc.	1.600%	10/30/30	130	105
	Global Payments Inc.	1.200%	3/1/26	140	129
	Global Payments Inc.	4.800%	4/1/26	160	158
	Global Payments Inc.	2.150%	1/15/27	120	110
	Global Payments Inc.	3.200%	8/15/29	160	143
	Global Payments Inc.	2.900%	5/15/30	190	164
	Global Payments Inc.	2.900%	11/15/31	120	100
	Global Payments Inc.	5.400%	8/15/32	100	99
	Global Payments Inc.	4.150%	8/15/49	110	84
	Global Payments Inc.	5.950%	8/15/52	75	74
	Goldman Sachs Capital I	6.345%	2/15/34	163	167
	Goldman Sachs Group Inc.	3.500%	4/1/25	474	464
	Goldman Sachs Group Inc.	3.750%	5/22/25	266	261
	Goldman Sachs Group Inc.	4.250%	10/21/25	225	221
	Goldman Sachs Group Inc.	3.750%	2/25/26	315	307
	Goldman Sachs Group Inc.	5.798%	8/10/26	270	271
	Goldman Sachs Group Inc.	3.500%	11/16/26	377	362
[1]	Goldman Sachs Group Inc.	1.093%	12/9/26	365	338
	Goldman Sachs Group Inc.	5.950%	1/15/27	180	184
	Goldman Sachs Group Inc.	3.850%	1/26/27	415	401
	Goldman Sachs Group Inc.	1.431%	3/9/27	390	361
	Goldman Sachs Group Inc.	1.542%	9/10/27	385	350
	Goldman Sachs Group Inc.	1.948%	10/21/27	600	549
	Goldman Sachs Group Inc.	2.640%	2/24/28	375	347
	Goldman Sachs Group Inc.	3.615%	3/15/28	390	372
[1]	Goldman Sachs Group Inc.	3.691%	6/5/28	390	372
	Goldman Sachs Group Inc.	4.482%	8/23/28	300	293
[1]	Goldman Sachs Group Inc.	3.814%	4/23/29	500	472
[1]	Goldman Sachs Group Inc.	4.223%	5/1/29	578	554
	Goldman Sachs Group Inc.	6.484%	10/24/29	210	220
	Goldman Sachs Group Inc.	2.600%	2/7/30	265	230
	Goldman Sachs Group Inc.	3.800%	3/15/30	375	349
	Goldman Sachs Group Inc.	1.992%	1/27/32	325	261
	Goldman Sachs Group Inc.	2.615%	4/22/32	470	391
	Goldman Sachs Group Inc.	2.383%	7/21/32	540	439
	Goldman Sachs Group Inc.	2.650%	10/21/32	385	318
	Goldman Sachs Group Inc.	6.125%	2/15/33	260	279
	Goldman Sachs Group Inc.	3.102%	2/24/33	515	436
	Goldman Sachs Group Inc.	6.561%	10/24/34	190	205
	Goldman Sachs Group Inc.	6.750%	10/1/37	750	816
[1]	Goldman Sachs Group Inc.	4.017%	10/31/38	230	197
24

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Goldman Sachs Group Inc.	4.411%	4/23/39	185	164
	Goldman Sachs Group Inc.	6.250%	2/1/41	400	432
	Goldman Sachs Group Inc.	3.210%	4/22/42	350	260
	Goldman Sachs Group Inc.	2.908%	7/21/42	225	159
	Goldman Sachs Group Inc.	3.436%	2/24/43	155	118
[1]	Goldman Sachs Group Inc.	4.800%	7/8/44	265	241
	Goldman Sachs Group Inc.	5.150%	5/22/45	265	253
	Goldman Sachs Group Inc.	4.750%	10/21/45	210	192
	Hartford Financial Services Group Inc.	3.600%	8/19/49	145	109
	HSBC Holdings plc	4.250%	8/18/25	240	235
	HSBC Holdings plc	4.180%	12/9/25	100	99
	HSBC Holdings plc	4.300%	3/8/26	380	372
	HSBC Holdings plc	2.999%	3/10/26	275	267
[1]	HSBC Holdings plc	1.645%	4/18/26	235	224
	HSBC Holdings plc	3.900%	5/25/26	240	233
[1]	HSBC Holdings plc	2.099%	6/4/26	290	277
[1]	HSBC Holdings plc	4.292%	9/12/26	195	191
	HSBC Holdings plc	7.336%	11/3/26	165	170
	HSBC Holdings plc	4.375%	11/23/26	185	180
	HSBC Holdings plc	1.589%	5/24/27	408	373
	HSBC Holdings plc	5.887%	8/14/27	275	277
	HSBC Holdings plc	2.251%	11/22/27	445	407
[1]	HSBC Holdings plc	4.041%	3/13/28	315	302
	HSBC Holdings plc	4.755%	6/9/28	255	249
	HSBC Holdings plc	5.210%	8/11/28	240	238
[1]	HSBC Holdings plc	2.013%	9/22/28	175	155
	HSBC Holdings plc	7.390%	11/3/28	280	296
	HSBC Holdings plc	6.161%	3/9/29	455	465
[1]	HSBC Holdings plc	4.583%	6/19/29	415	399
	HSBC Holdings plc	2.206%	8/17/29	325	282
	HSBC Holdings plc	4.950%	3/31/30	435	426
[1]	HSBC Holdings plc	3.973%	5/22/30	335	310
[1]	HSBC Holdings plc	2.848%	6/4/31	335	285
[1]	HSBC Holdings plc	2.357%	8/18/31	170	140
	HSBC Holdings plc	2.804%	5/24/32	490	405
	HSBC Holdings plc	2.871%	11/22/32	245	202
	HSBC Holdings plc	4.762%	3/29/33	250	229
	HSBC Holdings plc	5.402%	8/11/33	295	290
	HSBC Holdings plc	8.113%	11/3/33	305	343
	HSBC Holdings plc	6.254%	3/9/34	405	420
	HSBC Holdings plc	6.547%	6/20/34	260	265
	HSBC Holdings plc	7.399%	11/13/34	255	273
	HSBC Holdings plc	6.500%	5/2/36	150	158
	HSBC Holdings plc	6.500%	9/15/37	250	263
[1]	HSBC Holdings plc	6.500%	9/15/37	135	139
	HSBC Holdings plc	6.800%	6/1/38	100	108
	HSBC Holdings plc	6.100%	1/14/42	60	66
	HSBC Holdings plc	6.332%	3/9/44	370	389
	HSBC Holdings plc	5.250%	3/14/44	252	240
	HSBC USA Inc.	5.625%	3/17/25	90	90
	Huntington Bancshares Inc.	4.443%	8/4/28	130	125
	Huntington Bancshares Inc.	6.208%	8/21/29	155	158
	Huntington Bancshares Inc.	2.550%	2/4/30	115	97
	Huntington Bancshares Inc.	5.709%	2/2/35	160	158
	Huntington National Bank	4.552%	5/17/28	125	121
25

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Huntington National Bank	5.650%	1/10/30	100	100
	ING Groep NV	3.869%	3/28/26	145	142
	ING Groep NV	3.950%	3/29/27	275	265
	ING Groep NV	1.726%	4/1/27	185	171
	ING Groep NV	6.083%	9/11/27	40	40
	ING Groep NV	4.017%	3/28/28	165	158
	ING Groep NV	4.550%	10/2/28	250	244
	ING Groep NV	4.050%	4/9/29	70	66
	ING Groep NV	2.727%	4/1/32	85	72
	ING Groep NV	4.252%	3/28/33	70	64
	ING Groep NV	6.114%	9/11/34	250	258
	Intercontinental Exchange Inc.	3.650%	5/23/25	175	172
	Intercontinental Exchange Inc.	3.750%	12/1/25	190	185
	Intercontinental Exchange Inc.	4.000%	9/15/27	225	217
	Intercontinental Exchange Inc.	4.350%	6/15/29	85	83
	Intercontinental Exchange Inc.	2.100%	6/15/30	275	231
	Intercontinental Exchange Inc.	1.850%	9/15/32	200	154
	Intercontinental Exchange Inc.	4.600%	3/15/33	205	196
	Intercontinental Exchange Inc.	2.650%	9/15/40	150	106
	Intercontinental Exchange Inc.	4.250%	9/21/48	200	169
	Intercontinental Exchange Inc.	3.000%	6/15/50	177	119
	Intercontinental Exchange Inc.	4.950%	6/15/52	200	187
	Intercontinental Exchange Inc.	3.000%	9/15/60	225	139
	Intercontinental Exchange Inc.	5.200%	6/15/62	145	139
	JPMorgan Chase & Co.	3.900%	7/15/25	465	457
[1]	JPMorgan Chase & Co.	2.005%	3/13/26	340	328
	JPMorgan Chase & Co.	3.300%	4/1/26	365	352
[1]	JPMorgan Chase & Co.	2.083%	4/22/26	500	481
	JPMorgan Chase & Co.	4.080%	4/26/26	365	360
	JPMorgan Chase & Co.	3.200%	6/15/26	185	178
	JPMorgan Chase & Co.	2.950%	10/1/26	390	371
	JPMorgan Chase & Co.	1.045%	11/19/26	410	381
	JPMorgan Chase & Co.	4.125%	12/15/26	215	210
[1]	JPMorgan Chase & Co.	3.960%	1/29/27	355	346
	JPMorgan Chase & Co.	1.040%	2/4/27	200	184
	JPMorgan Chase & Co.	1.578%	4/22/27	450	416
	JPMorgan Chase & Co.	1.470%	9/22/27	390	354
	JPMorgan Chase & Co.	4.250%	10/1/27	240	235
	JPMorgan Chase & Co.	6.070%	10/22/27	245	250
	JPMorgan Chase & Co.	3.625%	12/1/27	265	252
	JPMorgan Chase & Co.	5.040%	1/23/28	270	269
[1]	JPMorgan Chase & Co.	3.782%	2/1/28	390	374
	JPMorgan Chase & Co.	2.947%	2/24/28	150	140
	JPMorgan Chase & Co.	4.323%	4/26/28	370	361
[1]	JPMorgan Chase & Co.	3.540%	5/1/28	355	337
[1]	JPMorgan Chase & Co.	2.182%	6/1/28	250	228
	JPMorgan Chase & Co.	4.851%	7/25/28	400	396
[1]	JPMorgan Chase & Co.	3.509%	1/23/29	280	264
[1]	JPMorgan Chase & Co.	4.005%	4/23/29	325	310
	JPMorgan Chase & Co.	2.069%	6/1/29	265	233
[1]	JPMorgan Chase & Co.	4.203%	7/23/29	290	279
	JPMorgan Chase & Co.	5.299%	7/24/29	350	351
	JPMorgan Chase & Co.	6.087%	10/23/29	275	284
[1]	JPMorgan Chase & Co.	4.452%	12/5/29	325	314
	JPMorgan Chase & Co.	5.012%	1/23/30	345	341
26

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	JPMorgan Chase & Co.	3.702%	5/6/30	315	293
	JPMorgan Chase & Co.	4.565%	6/14/30	190	184
[1]	JPMorgan Chase & Co.	2.739%	10/15/30	470	412
[1]	JPMorgan Chase & Co.	4.493%	3/24/31	395	379
[1]	JPMorgan Chase & Co.	2.522%	4/22/31	370	316
[1]	JPMorgan Chase & Co.	2.956%	5/13/31	435	378
	JPMorgan Chase & Co.	1.764%	11/19/31	230	185
	JPMorgan Chase & Co.	1.953%	2/4/32	450	362
	JPMorgan Chase & Co.	2.580%	4/22/32	500	418
	JPMorgan Chase & Co.	2.545%	11/8/32	415	342
	JPMorgan Chase & Co.	2.963%	1/25/33	455	384
	JPMorgan Chase & Co.	4.586%	4/26/33	295	280
	JPMorgan Chase & Co.	4.912%	7/25/33	615	597
	JPMorgan Chase & Co.	5.717%	9/14/33	460	466
	JPMorgan Chase & Co.	5.350%	6/1/34	610	607
	JPMorgan Chase & Co.	6.254%	10/23/34	420	446
	JPMorgan Chase & Co.	5.336%	1/23/35	460	458
	JPMorgan Chase & Co.	6.400%	5/15/38	337	376
[1]	JPMorgan Chase & Co.	3.882%	7/24/38	370	316
	JPMorgan Chase & Co.	5.500%	10/15/40	195	199
[1]	JPMorgan Chase & Co.	3.109%	4/22/41	225	169
	JPMorgan Chase & Co.	5.600%	7/15/41	275	284
	JPMorgan Chase & Co.	2.525%	11/19/41	265	182
	JPMorgan Chase & Co.	5.400%	1/6/42	220	223
	JPMorgan Chase & Co.	3.157%	4/22/42	245	183
	JPMorgan Chase & Co.	5.625%	8/16/43	165	169
	JPMorgan Chase & Co.	4.850%	2/1/44	190	178
	JPMorgan Chase & Co.	4.950%	6/1/45	275	257
[1]	JPMorgan Chase & Co.	4.260%	2/22/48	310	261
[1]	JPMorgan Chase & Co.	4.032%	7/24/48	175	142
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	465	374
[1]	JPMorgan Chase & Co.	3.897%	1/23/49	200	160
[1]	JPMorgan Chase & Co.	3.109%	4/22/51	257	176
	JPMorgan Chase & Co.	3.328%	4/22/52	450	319
	JPMorgan Chase Bank NA	5.110%	12/8/26	150	150
[1]	KeyBank NA	3.300%	6/1/25	205	197
[1]	KeyBank NA	4.150%	8/8/25	250	242
[1]	KeyBank NA	5.850%	11/15/27	90	89
[1]	KeyBank NA	4.900%	8/8/32	75	66
	KeyBank NA	5.000%	1/26/33	155	142
[1]	KeyCorp	2.250%	4/6/27	80	71
[1]	KeyCorp	4.100%	4/30/28	105	98
[1]	KeyCorp	2.550%	10/1/29	80	67
[1]	KeyCorp	4.789%	6/1/33	130	117
	KeyCorp	6.401%	3/6/35	140	140
	Lloyds Banking Group plc	4.450%	5/8/25	270	267
	Lloyds Banking Group plc	4.582%	12/10/25	85	83
	Lloyds Banking Group plc	3.511%	3/18/26	175	171
	Lloyds Banking Group plc	4.650%	3/24/26	240	235
	Lloyds Banking Group plc	4.716%	8/11/26	260	257
	Lloyds Banking Group plc	3.750%	1/11/27	175	168
	Lloyds Banking Group plc	1.627%	5/11/27	265	243
	Lloyds Banking Group plc	5.985%	8/7/27	85	86
	Lloyds Banking Group plc	5.462%	1/5/28	40	40
	Lloyds Banking Group plc	3.750%	3/18/28	85	81
27

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lloyds Banking Group plc	4.375%	3/22/28	140	135
	Lloyds Banking Group plc	4.550%	8/16/28	120	116
[1]	Lloyds Banking Group plc	3.574%	11/7/28	265	247
	Lloyds Banking Group plc	5.871%	3/6/29	200	202
	Lloyds Banking Group plc	4.976%	8/11/33	140	133
	Lloyds Banking Group plc	7.953%	11/15/33	180	201
	Lloyds Banking Group plc	5.679%	1/5/35	320	316
	Lloyds Banking Group plc	5.300%	12/1/45	60	56
	Lloyds Banking Group plc	3.369%	12/14/46	220	149
	Lloyds Banking Group plc	4.344%	1/9/48	180	141
	LPL Holdings Inc.	6.750%	11/17/28	95	99
	M&T Bank Corp.	7.413%	10/30/29	95	100
	M&T Bank Corp.	5.053%	1/27/34	140	129
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	290	282
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	150	144
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	180	176
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	175	148
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	150	139
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	150	155
	Mastercard Inc.	2.000%	3/3/25	10	10
	Mastercard Inc.	2.950%	11/21/26	90	86
	Mastercard Inc.	3.300%	3/26/27	215	206
	Mastercard Inc.	4.875%	3/9/28	170	172
	Mastercard Inc.	2.950%	6/1/29	141	129
	Mastercard Inc.	3.350%	3/26/30	215	199
	Mastercard Inc.	2.000%	11/18/31	110	90
	Mastercard Inc.	3.650%	6/1/49	195	155
	Mastercard Inc.	3.850%	3/26/50	250	206
	MetLife Inc.	4.550%	3/23/30	215	210
	MetLife Inc.	5.375%	7/15/33	125	126
	MetLife Inc.	6.375%	6/15/34	75	81
	MetLife Inc.	5.700%	6/15/35	165	171
[1]	MetLife Inc.	6.400%	12/15/36	140	142
	MetLife Inc.	5.875%	2/6/41	90	94
	MetLife Inc.	4.125%	8/13/42	70	59
	MetLife Inc.	4.875%	11/13/43	160	147
	MetLife Inc.	4.050%	3/1/45	190	157
	MetLife Inc.	4.600%	5/13/46	80	72
	MetLife Inc.	5.000%	7/15/52	115	107
	MetLife Inc.	5.250%	1/15/54	110	106
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	198	195
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	245	232
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	250	244
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	150	141
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	145	140
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	355	325
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	80	76
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	190	173
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	375	346
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	120	116
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	50	48
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	220	218
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	145	140
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	100	100
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	100	101
28

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	255	241
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	285	259
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	140	121
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	200	166
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	265	217
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	180	149
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	125	105
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	200	198
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	120	122
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	70	71
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	200	202
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	170	145
[1]	Mizuho Financial Group Inc.	2.226%	5/25/26	190	182
	Mizuho Financial Group Inc.	1.234%	5/22/27	215	196
	Mizuho Financial Group Inc.	1.554%	7/9/27	130	119
	Mizuho Financial Group Inc.	3.170%	9/11/27	135	126
	Mizuho Financial Group Inc.	4.018%	3/5/28	265	255
	Mizuho Financial Group Inc.	5.414%	9/13/28	35	35
	Mizuho Financial Group Inc.	5.667%	5/27/29	40	41
	Mizuho Financial Group Inc.	5.778%	7/6/29	230	234
[1]	Mizuho Financial Group Inc.	4.254%	9/11/29	350	335
[1]	Mizuho Financial Group Inc.	3.153%	7/16/30	130	117
[1]	Mizuho Financial Group Inc.	2.201%	7/10/31	170	141
[1]	Mizuho Financial Group Inc.	1.979%	9/8/31	110	89
	Mizuho Financial Group Inc.	2.564%	9/13/31	130	105
	Mizuho Financial Group Inc.	5.669%	9/13/33	95	96
	Mizuho Financial Group Inc.	5.748%	7/6/34	150	153
[1]	Morgan Stanley	4.000%	7/23/25	375	369
	Morgan Stanley	5.000%	11/24/25	285	283
[1]	Morgan Stanley	3.875%	1/27/26	410	400
[1]	Morgan Stanley	2.188%	4/28/26	405	390
	Morgan Stanley	4.679%	7/17/26	200	198
[1]	Morgan Stanley	3.125%	7/27/26	426	406
[1]	Morgan Stanley	4.350%	9/8/26	345	337
	Morgan Stanley	6.138%	10/16/26	200	202
	Morgan Stanley	0.985%	12/10/26	345	318
	Morgan Stanley	3.625%	1/20/27	591	570
	Morgan Stanley	5.050%	1/28/27	205	204
	Morgan Stanley	3.950%	4/23/27	340	327
	Morgan Stanley	1.593%	5/4/27	440	406
[1]	Morgan Stanley	1.512%	7/20/27	425	389
	Morgan Stanley	2.475%	1/21/28	235	217
	Morgan Stanley	4.210%	4/20/28	305	295
[1]	Morgan Stanley	3.591%	7/22/28	460	435
	Morgan Stanley	6.296%	10/18/28	335	346
[1]	Morgan Stanley	3.772%	1/24/29	450	425
	Morgan Stanley	5.123%	2/1/29	370	368
[1]	Morgan Stanley	5.164%	4/20/29	420	417
	Morgan Stanley	5.449%	7/20/29	300	301
	Morgan Stanley	6.407%	11/1/29	270	282
	Morgan Stanley	5.173%	1/16/30	320	318
[1]	Morgan Stanley	4.431%	1/23/30	400	384
[1]	Morgan Stanley	2.699%	1/22/31	395	342
[1]	Morgan Stanley	3.622%	4/1/31	370	336
[1]	Morgan Stanley	1.794%	2/13/32	360	285
29

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	7.250%	4/1/32	175	199
[1]	Morgan Stanley	1.928%	4/28/32	250	198
[1]	Morgan Stanley	2.239%	7/21/32	440	355
[1]	Morgan Stanley	2.511%	10/20/32	315	258
	Morgan Stanley	2.943%	1/21/33	335	281
	Morgan Stanley	4.889%	7/20/33	225	216
	Morgan Stanley	6.342%	10/18/33	435	461
[1]	Morgan Stanley	5.250%	4/21/34	445	437
[1]	Morgan Stanley	5.424%	7/21/34	360	358
	Morgan Stanley	6.627%	11/1/34	310	336
	Morgan Stanley	5.466%	1/18/35	400	400
	Morgan Stanley	2.484%	9/16/36	510	401
	Morgan Stanley	5.297%	4/20/37	250	239
	Morgan Stanley	5.948%	1/19/38	275	274
[1]	Morgan Stanley	3.971%	7/22/38	225	192
[1]	Morgan Stanley	4.457%	4/22/39	145	131
	Morgan Stanley	3.217%	4/22/42	300	225
	Morgan Stanley	6.375%	7/24/42	340	378
	Morgan Stanley	4.300%	1/27/45	260	225
	Morgan Stanley	4.375%	1/22/47	260	224
[1]	Morgan Stanley	5.597%	3/24/51	325	336
[1]	Morgan Stanley	2.802%	1/25/52	310	199
	Morgan Stanley Bank NA	5.479%	7/16/25	100	100
[1]	Morgan Stanley Bank NA	4.754%	4/21/26	395	393
[1]	Morgan Stanley Bank NA	5.882%	10/30/26	160	163
[1]	Morgan Stanley Bank NA	4.952%	1/14/28	50	50
	Nasdaq Inc.	5.350%	6/28/28	130	131
	Nasdaq Inc.	5.550%	2/15/34	155	156
	Nasdaq Inc.	5.950%	8/15/53	120	123
	Nasdaq Inc.	6.100%	6/28/63	85	88
	National Australia Bank Ltd.	5.200%	5/13/25	250	250
	National Australia Bank Ltd.	3.500%	6/9/25	95	93
	National Australia Bank Ltd.	3.375%	1/14/26	200	194
[1]	National Australia Bank Ltd.	2.500%	7/12/26	85	80
	National Australia Bank Ltd.	3.905%	6/9/27	40	39
	National Australia Bank Ltd.	4.944%	1/12/28	400	400
	National Australia Bank Ltd.	4.787%	1/10/29	250	248
	National Bank of Canada	5.600%	12/18/28	150	151
	NatWest Group plc	4.800%	4/5/26	310	306
	NatWest Group plc	7.472%	11/10/26	100	103
	NatWest Group plc	5.847%	3/2/27	85	85
	NatWest Group plc	1.642%	6/14/27	100	91
	NatWest Group plc	5.583%	3/1/28	200	200
[1]	NatWest Group plc	3.073%	5/22/28	280	260
	NatWest Group plc	5.516%	9/30/28	25	25
[1]	NatWest Group plc	4.892%	5/18/29	275	268
	NatWest Group plc	5.808%	9/13/29	200	202
[1]	NatWest Group plc	5.076%	1/27/30	380	372
[1]	NatWest Group plc	4.445%	5/8/30	175	166
	NatWest Group plc	6.016%	3/2/34	125	127
[3]	NatWest Group plc	6.475%	6/1/34	200	200
	NatWest Group plc	5.778%	3/1/35	205	205
[1]	NatWest Group plc	3.032%	11/28/35	80	66
	Nomura Holdings Inc.	5.099%	7/3/25	111	110
	Nomura Holdings Inc.	1.851%	7/16/25	215	204
30

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nomura Holdings Inc.	1.653%	7/14/26	210	192
	Nomura Holdings Inc.	2.329%	1/22/27	215	197
	Nomura Holdings Inc.	6.070%	7/12/28	100	102
	Nomura Holdings Inc.	2.172%	7/14/28	150	131
	Nomura Holdings Inc.	3.103%	1/16/30	165	145
	Nomura Holdings Inc.	2.679%	7/16/30	140	118
	Nomura Holdings Inc.	2.608%	7/14/31	130	107
	Nomura Holdings Inc.	2.999%	1/22/32	105	87
	Nomura Holdings Inc.	6.181%	1/18/33	135	141
	Northern Trust Corp.	3.950%	10/30/25	115	113
	Northern Trust Corp.	4.000%	5/10/27	205	199
	Northern Trust Corp.	1.950%	5/1/30	120	101
	Northern Trust Corp.	6.125%	11/2/32	135	142
	PayPal Holdings Inc.	1.650%	6/1/25	130	124
	PayPal Holdings Inc.	2.650%	10/1/26	180	170
	PayPal Holdings Inc.	2.850%	10/1/29	150	134
	PayPal Holdings Inc.	2.300%	6/1/30	140	119
	PayPal Holdings Inc.	4.400%	6/1/32	115	110
	PayPal Holdings Inc.	3.250%	6/1/50	285	198
	PayPal Holdings Inc.	5.050%	6/1/52	60	56
[1]	PNC Bank NA	3.100%	10/25/27	60	56
[1]	PNC Bank NA	4.050%	7/26/28	205	194
[1]	PNC Bank NA	2.700%	10/22/29	95	82
	PNC Financial Services Group Inc.	5.812%	6/12/26	117	117
	PNC Financial Services Group Inc.	2.600%	7/23/26	220	207
	PNC Financial Services Group Inc.	4.758%	1/26/27	210	208
	PNC Financial Services Group Inc.	3.150%	5/19/27	161	152
	PNC Financial Services Group Inc.	6.615%	10/20/27	175	180
	PNC Financial Services Group Inc.	5.300%	1/21/28	125	125
	PNC Financial Services Group Inc.	5.354%	12/2/28	150	150
	PNC Financial Services Group Inc.	3.450%	4/23/29	260	240
	PNC Financial Services Group Inc.	5.582%	6/12/29	370	372
	PNC Financial Services Group Inc.	2.550%	1/22/30	225	193
	PNC Financial Services Group Inc.	2.307%	4/23/32	80	65
	PNC Financial Services Group Inc.	4.626%	6/6/33	85	79
	PNC Financial Services Group Inc.	6.037%	10/28/33	190	195
	PNC Financial Services Group Inc.	5.068%	1/24/34	200	192
	PNC Financial Services Group Inc.	5.939%	8/18/34	85	87
	PNC Financial Services Group Inc.	6.875%	10/20/34	300	325
	PNC Financial Services Group Inc.	5.676%	1/22/35	220	221
	Progressive Corp.	4.125%	4/15/47	210	176
[1]	Prudential Financial Inc.	5.700%	12/14/36	200	206
[1]	Prudential Financial Inc.	5.375%	5/15/45	90	89
[1]	Prudential Financial Inc.	4.500%	9/15/47	50	47
	Prudential Financial Inc.	3.905%	12/7/47	145	114
[1]	Prudential Financial Inc.	5.700%	9/15/48	130	127
	Prudential Financial Inc.	3.935%	12/7/49	200	157
[1]	Prudential Financial Inc.	4.350%	2/25/50	145	123
[1]	Prudential Financial Inc.	3.700%	10/1/50	35	31
[1]	Prudential Financial Inc.	3.700%	3/13/51	205	156
	Prudential Financial Inc.	5.125%	3/1/52	220	206
	Prudential Financial Inc.	6.000%	9/1/52	100	100
	Prudential Funding Asia plc	3.125%	4/14/30	140	125
	Raymond James Financial Inc.	4.950%	7/15/46	110	101
	Raymond James Financial Inc.	3.750%	4/1/51	140	104
31

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regions Financial Corp.	2.250%	5/18/25	115	110
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	110	111
	Royal Bank of Canada	3.375%	4/14/25	115	113
[1]	Royal Bank of Canada	4.950%	4/25/25	225	224
[1]	Royal Bank of Canada	1.150%	6/10/25	245	233
[1]	Royal Bank of Canada	4.875%	1/12/26	155	154
[1]	Royal Bank of Canada	0.875%	1/20/26	190	176
[1]	Royal Bank of Canada	4.650%	1/27/26	145	144
	Royal Bank of Canada	1.200%	4/27/26	215	198
[1]	Royal Bank of Canada	1.150%	7/14/26	210	192
[1]	Royal Bank of Canada	5.200%	7/20/26	50	50
[1]	Royal Bank of Canada	1.400%	11/2/26	164	149
[1]	Royal Bank of Canada	4.875%	1/19/27	145	144
	Royal Bank of Canada	3.625%	5/4/27	245	235
[1]	Royal Bank of Canada	4.240%	8/3/27	210	205
[1]	Royal Bank of Canada	6.000%	11/1/27	165	170
[1]	Royal Bank of Canada	4.900%	1/12/28	165	164
[1]	Royal Bank of Canada	5.200%	8/1/28	75	75
[1]	Royal Bank of Canada	4.950%	2/1/29	100	99
[1]	Royal Bank of Canada	2.300%	11/3/31	170	139
	Royal Bank of Canada	3.875%	5/4/32	95	87
[1]	Royal Bank of Canada	5.000%	2/1/33	220	216
[1]	Royal Bank of Canada	5.000%	5/2/33	105	103
[1]	Royal Bank of Canada	5.150%	2/1/34	205	202
	Santander Holdings USA Inc.	3.450%	6/2/25	215	209
	Santander Holdings USA Inc.	4.500%	7/17/25	120	118
	Santander Holdings USA Inc.	3.244%	10/5/26	115	108
	Santander Holdings USA Inc.	4.400%	7/13/27	150	144
	Santander Holdings USA Inc.	2.490%	1/6/28	210	190
	Santander Holdings USA Inc.	6.499%	3/9/29	95	96
	Santander Holdings USA Inc.	6.174%	1/9/30	100	100
[1]	Santander UK Group Holdings plc	1.532%	8/21/26	150	141
	Santander UK Group Holdings plc	6.833%	11/21/26	200	203
	Santander UK Group Holdings plc	1.673%	6/14/27	215	195
	Santander UK Group Holdings plc	2.469%	1/11/28	205	187
[1]	Santander UK Group Holdings plc	3.823%	11/3/28	195	182
	Santander UK Group Holdings plc	6.534%	1/10/29	80	82
	State Street Corp.	3.550%	8/18/25	170	167
	State Street Corp.	5.104%	5/18/26	125	125
	State Street Corp.	2.650%	5/19/26	75	71
	State Street Corp.	5.272%	8/3/26	115	115
	State Street Corp.	5.684%	11/21/29	125	128
	State Street Corp.	2.400%	1/24/30	240	210
	State Street Corp.	2.200%	3/3/31	90	74
	State Street Corp.	4.164%	8/4/33	95	88
	State Street Corp.	4.821%	1/26/34	75	72
	State Street Corp.	5.159%	5/18/34	110	109
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	305	290
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	155	143
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	240	241
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	280	272
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	50	51
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	325	307
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	525	478
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	220	208
32

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	110	105
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	200	190
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/27	150	142
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	150	152
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	160	152
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	200	205
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	85	81
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/28	170	174
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	245	213
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	405	364
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	185	190
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	100	87
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	290	241
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	205	168
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	101	82
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	240	248
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	35	36
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	55	41
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	200	219
[1]	Synchrony Bank	5.400%	8/22/25	250	247
	Synchrony Financial	4.875%	6/13/25	45	44
	Synchrony Financial	4.500%	7/23/25	117	114
	Synchrony Financial	3.950%	12/1/27	150	139
	Synchrony Financial	2.875%	10/28/31	90	71
	Toronto-Dominion Bank	3.766%	6/6/25	330	324
[1]	Toronto-Dominion Bank	1.150%	6/12/25	90	85
[1]	Toronto-Dominion Bank	0.750%	9/11/25	240	225
[1]	Toronto-Dominion Bank	0.750%	1/6/26	235	217
	Toronto-Dominion Bank	5.103%	1/9/26	140	140
[1]	Toronto-Dominion Bank	1.200%	6/3/26	180	165
[1]	Toronto-Dominion Bank	5.532%	7/17/26	185	187
[1]	Toronto-Dominion Bank	1.250%	9/10/26	160	146
[1]	Toronto-Dominion Bank	1.950%	1/12/27	160	147
[1]	Toronto-Dominion Bank	2.800%	3/10/27	205	192
	Toronto-Dominion Bank	4.108%	6/8/27	190	184
[1]	Toronto-Dominion Bank	4.693%	9/15/27	220	218
	Toronto-Dominion Bank	5.156%	1/10/28	105	105
[1]	Toronto-Dominion Bank	5.523%	7/17/28	160	163
[1]	Toronto-Dominion Bank	2.000%	9/10/31	200	163
[1]	Toronto-Dominion Bank	3.625%	9/15/31	225	215
[1]	Toronto-Dominion Bank	3.200%	3/10/32	165	144
	Toronto-Dominion Bank	4.456%	6/8/32	210	200
[1]	Travelers Cos. Inc.	6.250%	6/15/37	140	154
	Travelers Cos. Inc.	5.350%	11/1/40	55	56
	Travelers Cos. Inc.	3.050%	6/8/51	110	75
	Travelers Cos. Inc.	5.450%	5/25/53	90	92
[1]	Truist Bank	1.500%	3/10/25	180	173
[1]	Truist Bank	3.625%	9/16/25	155	150
[1]	Truist Bank	3.300%	5/15/26	170	162
[1]	Truist Bank	3.800%	10/30/26	155	148
[1]	Truist Bank	2.250%	3/11/30	145	119
	Truist Financial Corp.	4.000%	5/1/25	82	81
[1]	Truist Financial Corp.	3.700%	6/5/25	140	137
[1]	Truist Financial Corp.	1.200%	8/5/25	135	127
[1]	Truist Financial Corp.	4.260%	7/28/26	145	142
33

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Truist Financial Corp.	5.900%	10/28/26	70	70
[1]	Truist Financial Corp.	1.267%	3/2/27	135	124
[1]	Truist Financial Corp.	6.047%	6/8/27	130	131
[1]	Truist Financial Corp.	1.125%	8/3/27	10	9
[1]	Truist Financial Corp.	4.123%	6/6/28	60	58
[1]	Truist Financial Corp.	4.873%	1/26/29	195	190
[1]	Truist Financial Corp.	1.887%	6/7/29	190	163
[1]	Truist Financial Corp.	7.161%	10/30/29	240	254
[1]	Truist Financial Corp.	5.435%	1/24/30	240	238
[1]	Truist Financial Corp.	1.950%	6/5/30	85	69
[1]	Truist Financial Corp.	4.916%	7/28/33	125	115
[1]	Truist Financial Corp.	6.123%	10/28/33	365	371
[1]	Truist Financial Corp.	5.122%	1/26/34	130	123
[1]	Truist Financial Corp.	5.867%	6/8/34	180	180
[1]	Truist Financial Corp.	5.711%	1/24/35	255	253
	UBS AG	5.800%	9/11/25	45	45
	UBS AG	1.250%	6/1/26	45	41
	UBS AG	5.650%	9/11/28	200	204
	UBS AG	4.500%	6/26/48	150	137
	UBS Group AG	3.750%	3/26/25	305	299
	UBS Group AG	4.550%	4/17/26	290	285
	UBS Group AG	4.875%	5/15/45	310	286
	US Bancorp	1.450%	5/12/25	100	96
[1]	US Bancorp	3.950%	11/17/25	260	254
[1]	US Bancorp	3.100%	4/27/26	205	196
[1]	US Bancorp	2.375%	7/22/26	155	145
	US Bancorp	5.727%	10/21/26	240	241
[1]	US Bancorp	3.150%	4/27/27	170	161
	US Bancorp	6.787%	10/26/27	50	52
[1]	US Bancorp	2.215%	1/27/28	150	137
[1]	US Bancorp	3.900%	4/26/28	155	148
[1]	US Bancorp	4.548%	7/22/28	195	190
	US Bancorp	4.653%	2/1/29	140	136
	US Bancorp	5.775%	6/12/29	195	197
[1]	US Bancorp	3.000%	7/30/29	135	120
	US Bancorp	5.384%	1/23/30	275	273
[1]	US Bancorp	1.375%	7/22/30	168	133
[1]	US Bancorp	2.677%	1/27/33	95	78
[1]	US Bancorp	4.967%	7/22/33	175	164
	US Bancorp	5.850%	10/21/33	475	480
	US Bancorp	4.839%	2/1/34	195	184
	US Bancorp	5.836%	6/12/34	185	186
	US Bancorp	5.678%	1/23/35	245	244
	US Bancorp	2.491%	11/3/36	195	151
	Visa Inc.	3.150%	12/14/25	490	475
	Visa Inc.	1.900%	4/15/27	285	262
	Visa Inc.	2.750%	9/15/27	235	220
	Visa Inc.	2.050%	4/15/30	215	184
	Visa Inc.	1.100%	2/15/31	180	142
	Visa Inc.	4.150%	12/14/35	325	305
	Visa Inc.	2.700%	4/15/40	70	52
	Visa Inc.	4.300%	12/14/45	425	379
	Visa Inc.	3.650%	9/15/47	130	103
	Visa Inc.	2.000%	8/15/50	160	93
	Wachovia Corp.	5.500%	8/1/35	150	148
34

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Wells Fargo & Co.	3.550%	9/29/25	770	750
	Wells Fargo & Co.	3.000%	4/22/26	435	415
[1]	Wells Fargo & Co.	3.908%	4/25/26	335	329
[1]	Wells Fargo & Co.	2.188%	4/30/26	315	302
[1]	Wells Fargo & Co.	4.100%	6/3/26	240	234
[1]	Wells Fargo & Co.	4.540%	8/15/26	150	148
	Wells Fargo & Co.	3.000%	10/23/26	445	420
[1]	Wells Fargo & Co.	3.196%	6/17/27	350	333
[1]	Wells Fargo & Co.	4.300%	7/22/27	350	340
[1]	Wells Fargo & Co.	3.526%	3/24/28	655	621
[1]	Wells Fargo & Co.	3.584%	5/22/28	280	265
[1]	Wells Fargo & Co.	2.393%	6/2/28	600	547
[1]	Wells Fargo & Co.	4.808%	7/25/28	360	354
[1]	Wells Fargo & Co.	4.150%	1/24/29	270	258
[1]	Wells Fargo & Co.	5.574%	7/25/29	500	504
	Wells Fargo & Co.	6.303%	10/23/29	340	352
	Wells Fargo & Co.	5.198%	1/23/30	305	302
[1]	Wells Fargo & Co.	2.879%	10/30/30	500	438
[1]	Wells Fargo & Co.	2.572%	2/11/31	385	328
[1]	Wells Fargo & Co.	4.478%	4/4/31	325	309
[1]	Wells Fargo & Co.	3.350%	3/2/33	470	403
[1]	Wells Fargo & Co.	4.897%	7/25/33	520	498
	Wells Fargo & Co.	5.389%	4/24/34	540	531
[1]	Wells Fargo & Co.	5.557%	7/25/34	555	553
	Wells Fargo & Co.	6.491%	10/23/34	420	447
	Wells Fargo & Co.	5.499%	1/23/35	445	442
[1]	Wells Fargo & Co.	3.068%	4/30/41	480	355
	Wells Fargo & Co.	5.375%	11/2/43	280	267
	Wells Fargo & Co.	5.606%	1/15/44	365	355
[1]	Wells Fargo & Co.	4.650%	11/4/44	230	198
	Wells Fargo & Co.	3.900%	5/1/45	285	228
[1]	Wells Fargo & Co.	4.900%	11/17/45	260	231
[1]	Wells Fargo & Co.	4.400%	6/14/46	265	217
[1]	Wells Fargo & Co.	4.750%	12/7/46	265	229
[1]	Wells Fargo & Co.	5.013%	4/4/51	830	768
[1]	Wells Fargo & Co.	4.611%	4/25/53	510	445
[1]	Wells Fargo Bank NA	5.550%	8/1/25	300	301
	Wells Fargo Bank NA	4.811%	1/15/26	50	50
[1]	Wells Fargo Bank NA	5.450%	8/7/26	265	267
	Wells Fargo Bank NA	5.254%	12/11/26	250	251
[1]	Wells Fargo Bank NA	5.850%	2/1/37	165	169
[1]	Wells Fargo Bank NA	6.600%	1/15/38	175	189
	Westpac Banking Corp.	5.512%	11/17/25	210	212
	Westpac Banking Corp.	2.850%	5/13/26	205	196
	Westpac Banking Corp.	1.150%	6/3/26	275	253
	Westpac Banking Corp.	2.700%	8/19/26	130	123
	Westpac Banking Corp.	3.350%	3/8/27	180	172
	Westpac Banking Corp.	4.043%	8/26/27	50	49
	Westpac Banking Corp.	5.457%	11/18/27	315	320
	Westpac Banking Corp.	3.400%	1/25/28	50	47
	Westpac Banking Corp.	5.535%	11/17/28	135	138
	Westpac Banking Corp.	1.953%	11/20/28	280	246
	Westpac Banking Corp.	2.650%	1/16/30	95	84
[1]	Westpac Banking Corp.	2.894%	2/4/30	63	61
	Westpac Banking Corp.	2.150%	6/3/31	80	66
35

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Westpac Banking Corp.	4.322%	11/23/31	305	293
	Westpac Banking Corp.	5.405%	8/10/33	120	117
	Westpac Banking Corp.	6.820%	11/17/33	145	156
	Westpac Banking Corp.	4.110%	7/24/34	125	114
	Westpac Banking Corp.	2.668%	11/15/35	200	163
	Westpac Banking Corp.	3.020%	11/18/36	205	167
	Westpac Banking Corp.	4.421%	7/24/39	120	104
	Westpac Banking Corp.	2.963%	11/16/40	90	61
	Westpac Banking Corp.	3.133%	11/18/41	100	69
	Willis North America Inc.	4.650%	6/15/27	205	201
	Willis North America Inc.	5.350%	5/15/33	80	79
[3]	Willis North America Inc.	5.900%	3/5/54	105	105
					221,430
Health Care (15.5%)
	Abbott Laboratories	2.950%	3/15/25	190	186
	Abbott Laboratories	3.750%	11/30/26	340	331
	Abbott Laboratories	4.750%	11/30/36	210	206
	Abbott Laboratories	4.900%	11/30/46	390	376
	AbbVie Inc.	3.800%	3/15/25	415	407
	AbbVie Inc.	3.600%	5/14/25	527	516
	AbbVie Inc.	3.200%	5/14/26	215	207
	AbbVie Inc.	2.950%	11/21/26	564	535
	AbbVie Inc.	4.800%	3/15/27	275	274
	AbbVie Inc.	4.250%	11/14/28	180	176
	AbbVie Inc.	4.800%	3/15/29	400	398
	AbbVie Inc.	3.200%	11/21/29	620	567
	AbbVie Inc.	4.950%	3/15/31	200	200
	AbbVie Inc.	5.050%	3/15/34	425	427
	AbbVie Inc.	4.550%	3/15/35	290	278
	AbbVie Inc.	4.500%	5/14/35	415	396
	AbbVie Inc.	4.300%	5/14/36	135	126
	AbbVie Inc.	4.050%	11/21/39	445	391
	AbbVie Inc.	4.400%	11/6/42	400	358
	AbbVie Inc.	4.850%	6/15/44	135	128
	AbbVie Inc.	4.750%	3/15/45	170	157
	AbbVie Inc.	4.700%	5/14/45	380	350
	AbbVie Inc.	4.450%	5/14/46	320	283
	AbbVie Inc.	4.875%	11/14/48	255	241
	AbbVie Inc.	4.250%	11/21/49	725	624
	AbbVie Inc.	5.400%	3/15/54	425	432
	AbbVie Inc.	5.500%	3/15/64	225	227
	Aetna Inc.	6.625%	6/15/36	100	109
	Aetna Inc.	3.875%	8/15/47	150	111
	Agilent Technologies Inc.	2.300%	3/12/31	105	88
	Amgen Inc.	5.250%	3/2/25	300	299
	Amgen Inc.	3.125%	5/1/25	155	151
	Amgen Inc.	5.507%	3/2/26	80	80
	Amgen Inc.	2.600%	8/19/26	195	184
	Amgen Inc.	2.200%	2/21/27	285	263
	Amgen Inc.	3.200%	11/2/27	225	211
	Amgen Inc.	5.150%	3/2/28	505	506
	Amgen Inc.	1.650%	8/15/28	160	139
	Amgen Inc.	3.000%	2/22/29	105	96
	Amgen Inc.	4.050%	8/18/29	150	143
	Amgen Inc.	2.450%	2/21/30	175	152
36

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Amgen Inc.	5.250%	3/2/30	385	388
Amgen Inc.	2.300%	2/25/31	185	155
Amgen Inc.	2.000%	1/15/32	125	100
Amgen Inc.	3.350%	2/22/32	95	84
Amgen Inc.	4.200%	3/1/33	50	46
Amgen Inc.	5.250%	3/2/33	575	573
Amgen Inc.	3.150%	2/21/40	315	236
Amgen Inc.	2.800%	8/15/41	140	100
Amgen Inc.	5.600%	3/2/43	370	371
Amgen Inc.	4.400%	5/1/45	316	270
Amgen Inc.	4.563%	6/15/48	170	147
Amgen Inc.	3.375%	2/21/50	240	171
Amgen Inc.	4.663%	6/15/51	475	412
Amgen Inc.	3.000%	1/15/52	210	140
Amgen Inc.	4.200%	2/22/52	215	174
Amgen Inc.	4.875%	3/1/53	110	99
Amgen Inc.	5.650%	3/2/53	620	620
Amgen Inc.	2.770%	9/1/53	125	76
Amgen Inc.	4.400%	2/22/62	110	88
Amgen Inc.	5.750%	3/2/63	415	415
AstraZeneca Finance LLC	1.200%	5/28/26	130	120
AstraZeneca Finance LLC	4.800%	2/26/27	175	175
AstraZeneca Finance LLC	4.875%	3/3/28	135	135
AstraZeneca Finance LLC	1.750%	5/28/28	145	128
AstraZeneca Finance LLC	4.850%	2/26/29	175	175
AstraZeneca Finance LLC	4.900%	2/26/31	150	150
AstraZeneca Finance LLC	2.250%	5/28/31	110	92
AstraZeneca Finance LLC	5.000%	2/26/34	200	201
AstraZeneca plc	3.375%	11/16/25	326	317
AstraZeneca plc	0.700%	4/8/26	125	114
AstraZeneca plc	3.125%	6/12/27	165	157
AstraZeneca plc	4.000%	1/17/29	145	140
AstraZeneca plc	1.375%	8/6/30	185	150
AstraZeneca plc	6.450%	9/15/37	350	394
AstraZeneca plc	4.000%	9/18/42	145	124
AstraZeneca plc	4.375%	11/16/45	130	115
AstraZeneca plc	4.375%	8/17/48	107	95
AstraZeneca plc	3.000%	5/28/51	232	160
Baxalta Inc.	4.000%	6/23/25	205	201
Baxter International Inc.	2.600%	8/15/26	116	109
Baxter International Inc.	1.915%	2/1/27	165	150
Baxter International Inc.	2.272%	12/1/28	175	153
Baxter International Inc.	2.539%	2/1/32	190	156
Baxter International Inc.	3.132%	12/1/51	125	81
Becton Dickinson & Co.	3.734%	12/15/24	100	98
Becton Dickinson & Co.	3.700%	6/6/27	264	253
Becton Dickinson & Co.	4.693%	2/13/28	35	34
Becton Dickinson & Co.	2.823%	5/20/30	150	132
Becton Dickinson & Co.	1.957%	2/11/31	140	114
Becton Dickinson & Co.	4.685%	12/15/44	80	72
Becton Dickinson & Co.	4.669%	6/6/47	250	221
Biogen Inc.	4.050%	9/15/25	130	127
Biogen Inc.	2.250%	5/1/30	520	435
Biogen Inc.	5.200%	9/15/45	30	28
Biogen Inc.	3.150%	5/1/50	215	142
37

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	160	143
	Boston Scientific Corp.	2.650%	6/1/30	235	206
	Bristol-Myers Squibb Co.	0.750%	11/13/25	180	167
	Bristol-Myers Squibb Co.	4.950%	2/20/26	200	200
	Bristol-Myers Squibb Co.	3.200%	6/15/26	247	238
	Bristol-Myers Squibb Co.	4.900%	2/22/27	200	200
	Bristol-Myers Squibb Co.	1.125%	11/13/27	145	127
	Bristol-Myers Squibb Co.	3.900%	2/20/28	190	183
	Bristol-Myers Squibb Co.	4.900%	2/22/29	250	249
	Bristol-Myers Squibb Co.	3.400%	7/26/29	282	263
	Bristol-Myers Squibb Co.	1.450%	11/13/30	110	88
	Bristol-Myers Squibb Co.	5.750%	2/1/31	100	104
	Bristol-Myers Squibb Co.	5.100%	2/22/31	200	201
	Bristol-Myers Squibb Co.	2.950%	3/15/32	215	186
	Bristol-Myers Squibb Co.	5.900%	11/15/33	25	26
	Bristol-Myers Squibb Co.	5.200%	2/22/34	325	327
	Bristol-Myers Squibb Co.	4.125%	6/15/39	245	214
	Bristol-Myers Squibb Co.	2.350%	11/13/40	45	30
	Bristol-Myers Squibb Co.	3.550%	3/15/42	260	205
	Bristol-Myers Squibb Co.	4.350%	11/15/47	200	170
	Bristol-Myers Squibb Co.	4.550%	2/20/48	207	182
	Bristol-Myers Squibb Co.	4.250%	10/26/49	425	356
	Bristol-Myers Squibb Co.	2.550%	11/13/50	280	170
	Bristol-Myers Squibb Co.	3.700%	3/15/52	260	197
	Bristol-Myers Squibb Co.	6.250%	11/15/53	155	172
	Bristol-Myers Squibb Co.	5.550%	2/22/54	375	380
	Bristol-Myers Squibb Co.	3.900%	3/15/62	265	198
	Bristol-Myers Squibb Co.	6.400%	11/15/63	140	156
	Bristol-Myers Squibb Co.	5.650%	2/22/64	225	227
	Cardinal Health Inc.	3.410%	6/15/27	50	47
	Cencora Inc.	3.450%	12/15/27	160	151
	Cencora Inc.	2.700%	3/15/31	135	115
	Centene Corp.	4.250%	12/15/27	155	148
	Centene Corp.	2.450%	7/15/28	300	265
	Centene Corp.	4.625%	12/15/29	300	284
	Centene Corp.	3.375%	2/15/30	620	547
	Centene Corp.	3.000%	10/15/30	195	167
	Centene Corp.	2.500%	3/1/31	185	152
	Centene Corp.	2.625%	8/1/31	310	254
[1]	Cigna Group	3.250%	4/15/25	155	151
[1]	Cigna Group	4.500%	2/25/26	155	153
[1]	Cigna Group	3.400%	3/1/27	145	138
	Cigna Group	4.375%	10/15/28	435	422
	Cigna Group	5.000%	5/15/29	150	149
	Cigna Group	2.400%	3/15/30	210	180
	Cigna Group	2.375%	3/15/31	195	163
	Cigna Group	5.125%	5/15/31	100	99
	Cigna Group	5.400%	3/15/33	105	106
	Cigna Group	5.250%	2/15/34	150	148
	Cigna Group	4.800%	8/15/38	295	274
	Cigna Group	3.200%	3/15/40	90	67
[1]	Cigna Group	4.800%	7/15/46	150	134
[1]	Cigna Group	3.875%	10/15/47	215	165
	Cigna Group	4.900%	12/15/48	420	377
	Cigna Group	3.400%	3/15/50	285	198
38

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Cigna Group	3.400%	3/15/51	145	101
Cigna Group	5.600%	2/15/54	150	148
CVS Health Corp.	4.100%	3/25/25	155	153
CVS Health Corp.	3.875%	7/20/25	400	392
CVS Health Corp.	5.000%	2/20/26	200	199
CVS Health Corp.	2.875%	6/1/26	242	230
CVS Health Corp.	3.000%	8/15/26	210	199
CVS Health Corp.	3.625%	4/1/27	180	173
CVS Health Corp.	1.300%	8/21/27	305	268
CVS Health Corp.	4.300%	3/25/28	625	607
CVS Health Corp.	5.000%	1/30/29	215	214
CVS Health Corp.	3.250%	8/15/29	340	309
CVS Health Corp.	5.125%	2/21/30	150	149
CVS Health Corp.	3.750%	4/1/30	240	221
CVS Health Corp.	1.750%	8/21/30	200	162
CVS Health Corp.	5.250%	1/30/31	85	85
CVS Health Corp.	1.875%	2/28/31	170	137
CVS Health Corp.	2.125%	9/15/31	160	129
CVS Health Corp.	5.250%	2/21/33	500	495
CVS Health Corp.	5.300%	6/1/33	210	209
CVS Health Corp.	4.780%	3/25/38	670	610
CVS Health Corp.	4.125%	4/1/40	155	127
CVS Health Corp.	2.700%	8/21/40	245	167
CVS Health Corp.	5.300%	12/5/43	85	79
CVS Health Corp.	5.125%	7/20/45	410	373
CVS Health Corp.	5.050%	3/25/48	1,040	929
CVS Health Corp.	4.250%	4/1/50	165	132
CVS Health Corp.	5.625%	2/21/53	85	82
CVS Health Corp.	5.875%	6/1/53	165	164
CVS Health Corp.	6.000%	6/1/63	95	95
Danaher Corp.	2.600%	10/1/50	145	91
Danaher Corp.	2.800%	12/10/51	45	29
DENTSPLY SIRONA Inc.	3.250%	6/1/30	120	105
DH Europe Finance II Sarl	2.600%	11/15/29	145	129
DH Europe Finance II Sarl	3.250%	11/15/39	160	127
DH Europe Finance II Sarl	3.400%	11/15/49	115	86
Elevance Health Inc.	1.500%	3/15/26	85	79
Elevance Health Inc.	3.650%	12/1/27	172	164
Elevance Health Inc.	4.101%	3/1/28	190	184
Elevance Health Inc.	2.875%	9/15/29	140	126
Elevance Health Inc.	2.250%	5/15/30	135	115
Elevance Health Inc.	2.550%	3/15/31	115	97
Elevance Health Inc.	4.750%	2/15/33	130	126
Elevance Health Inc.	4.625%	5/15/42	140	126
Elevance Health Inc.	4.650%	1/15/43	210	190
Elevance Health Inc.	4.650%	8/15/44	100	89
Elevance Health Inc.	4.375%	12/1/47	220	187
Elevance Health Inc.	4.550%	3/1/48	130	113
Elevance Health Inc.	3.700%	9/15/49	125	95
Elevance Health Inc.	3.125%	5/15/50	145	99
Elevance Health Inc.	3.600%	3/15/51	140	104
Elevance Health Inc.	6.100%	10/15/52	90	97
Elevance Health Inc.	5.125%	2/15/53	125	118
Eli Lilly & Co.	4.500%	2/9/29	125	124
Eli Lilly & Co.	3.375%	3/15/29	77	73
39

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Eli Lilly & Co.	4.700%	2/27/33	50	50
Eli Lilly & Co.	4.700%	2/9/34	200	197
Eli Lilly & Co.	3.950%	3/15/49	85	71
Eli Lilly & Co.	2.250%	5/15/50	206	125
Eli Lilly & Co.	4.875%	2/27/53	275	267
Eli Lilly & Co.	5.000%	2/9/54	200	197
Eli Lilly & Co.	2.500%	9/15/60	165	96
Eli Lilly & Co.	4.950%	2/27/63	75	72
Eli Lilly & Co.	5.100%	2/9/64	200	197
GE HealthCare Technologies Inc.	5.650%	11/15/27	410	416
GE HealthCare Technologies Inc.	5.857%	3/15/30	35	36
GE HealthCare Technologies Inc.	5.905%	11/22/32	95	99
GE HealthCare Technologies Inc.	6.377%	11/22/52	220	244
Gilead Sciences Inc.	3.650%	3/1/26	237	230
Gilead Sciences Inc.	2.950%	3/1/27	182	172
Gilead Sciences Inc.	1.200%	10/1/27	160	141
Gilead Sciences Inc.	1.650%	10/1/30	180	147
Gilead Sciences Inc.	5.250%	10/15/33	65	66
Gilead Sciences Inc.	4.600%	9/1/35	205	194
Gilead Sciences Inc.	4.000%	9/1/36	135	119
Gilead Sciences Inc.	2.600%	10/1/40	174	121
Gilead Sciences Inc.	5.650%	12/1/41	140	142
Gilead Sciences Inc.	4.800%	4/1/44	285	262
Gilead Sciences Inc.	4.500%	2/1/45	185	163
Gilead Sciences Inc.	4.750%	3/1/46	355	322
Gilead Sciences Inc.	4.150%	3/1/47	210	173
Gilead Sciences Inc.	2.800%	10/1/50	205	132
Gilead Sciences Inc.	5.550%	10/15/53	70	71
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	110	108
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	165	160
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	280	314
GlaxoSmithKline Capital plc	3.375%	6/1/29	90	84
HCA Inc.	5.250%	4/15/25	285	284
HCA Inc.	5.875%	2/15/26	195	196
HCA Inc.	5.250%	6/15/26	175	174
HCA Inc.	5.375%	9/1/26	125	125
HCA Inc.	4.500%	2/15/27	170	166
HCA Inc.	3.125%	3/15/27	210	197
HCA Inc.	5.200%	6/1/28	105	105
HCA Inc.	5.625%	9/1/28	235	237
HCA Inc.	5.875%	2/1/29	200	204
HCA Inc.	4.125%	6/15/29	210	197
HCA Inc.	3.500%	9/1/30	425	380
HCA Inc.	5.450%	4/1/31	100	100
HCA Inc.	2.375%	7/15/31	95	77
HCA Inc.	3.625%	3/15/32	295	258
HCA Inc.	5.500%	6/1/33	195	194
HCA Inc.	5.600%	4/1/34	175	174
HCA Inc.	5.125%	6/15/39	145	135
HCA Inc.	5.500%	6/15/47	200	186
HCA Inc.	5.250%	6/15/49	325	291
HCA Inc.	3.500%	7/15/51	165	111
HCA Inc.	4.625%	3/15/52	240	196
HCA Inc.	5.900%	6/1/53	115	113
HCA Inc.	6.000%	4/1/54	220	218
40

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Humana Inc.	1.350%	2/3/27	140	126
Humana Inc.	3.700%	3/23/29	105	98
Humana Inc.	2.150%	2/3/32	95	75
Humana Inc.	5.875%	3/1/33	70	72
Humana Inc.	4.950%	10/1/44	133	120
Humana Inc.	5.500%	3/15/53	85	82
IQVIA Inc.	6.250%	2/1/29	160	165
Johnson & Johnson	0.550%	9/1/25	145	136
Johnson & Johnson	2.450%	3/1/26	250	239
Johnson & Johnson	2.950%	3/3/27	150	143
Johnson & Johnson	0.950%	9/1/27	175	155
Johnson & Johnson	2.900%	1/15/28	245	232
Johnson & Johnson	1.300%	9/1/30	180	147
Johnson & Johnson	4.375%	12/5/33	198	196
Johnson & Johnson	3.550%	3/1/36	115	102
Johnson & Johnson	5.950%	8/15/37	210	231
Johnson & Johnson	3.400%	1/15/38	205	174
Johnson & Johnson	2.100%	9/1/40	140	95
Johnson & Johnson	3.700%	3/1/46	220	180
Johnson & Johnson	3.750%	3/3/47	150	123
Johnson & Johnson	3.500%	1/15/48	115	91
Johnson & Johnson	2.250%	9/1/50	145	90
Johnson & Johnson	2.450%	9/1/60	200	118
Laboratory Corp. of America Holdings	4.700%	2/1/45	125	112
Medtronic Global Holdings SCA	4.250%	3/30/28	115	113
Medtronic Global Holdings SCA	4.500%	3/30/33	175	168
Medtronic Inc.	4.375%	3/15/35	310	292
Medtronic Inc.	4.625%	3/15/45	220	204
Merck & Co. Inc.	0.750%	2/24/26	175	162
Merck & Co. Inc.	1.700%	6/10/27	275	249
Merck & Co. Inc.	1.900%	12/10/28	230	203
Merck & Co. Inc.	3.400%	3/7/29	200	188
Merck & Co. Inc.	4.300%	5/17/30	75	73
Merck & Co. Inc.	1.450%	6/24/30	179	146
Merck & Co. Inc.	2.150%	12/10/31	245	203
Merck & Co. Inc.	4.500%	5/17/33	210	204
Merck & Co. Inc.	3.900%	3/7/39	130	114
Merck & Co. Inc.	2.350%	6/24/40	130	90
Merck & Co. Inc.	4.150%	5/18/43	230	201
Merck & Co. Inc.	4.900%	5/17/44	125	120
Merck & Co. Inc.	3.700%	2/10/45	285	230
Merck & Co. Inc.	4.000%	3/7/49	160	133
Merck & Co. Inc.	2.450%	6/24/50	170	104
Merck & Co. Inc.	2.750%	12/10/51	315	204
Merck & Co. Inc.	5.000%	5/17/53	175	170
Merck & Co. Inc.	2.900%	12/10/61	200	124
Merck & Co. Inc.	5.150%	5/17/63	160	156
Mylan Inc.	4.550%	4/15/28	135	130
Mylan Inc.	5.200%	4/15/48	195	160
Novartis Capital Corp.	3.000%	11/20/25	280	271
Novartis Capital Corp.	2.000%	2/14/27	215	199
Novartis Capital Corp.	3.100%	5/17/27	220	209
Novartis Capital Corp.	2.200%	8/14/30	235	202
Novartis Capital Corp.	4.400%	5/6/44	220	200
Novartis Capital Corp.	4.000%	11/20/45	115	98
41

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Novartis Capital Corp.	2.750%	8/14/50	115	77
	Pfizer Inc.	0.800%	5/28/25	215	204
	Pfizer Inc.	2.750%	6/3/26	165	158
	Pfizer Inc.	3.000%	12/15/26	190	181
	Pfizer Inc.	3.600%	9/15/28	100	96
	Pfizer Inc.	3.450%	3/15/29	255	240
	Pfizer Inc.	2.625%	4/1/30	158	140
	Pfizer Inc.	1.700%	5/28/30	102	85
	Pfizer Inc.	1.750%	8/18/31	110	89
	Pfizer Inc.	4.000%	12/15/36	220	198
	Pfizer Inc.	3.900%	3/15/39	95	81
	Pfizer Inc.	7.200%	3/15/39	350	416
	Pfizer Inc.	2.550%	5/28/40	230	161
	Pfizer Inc.	4.300%	6/15/43	170	149
	Pfizer Inc.	4.400%	5/15/44	150	135
	Pfizer Inc.	4.125%	12/15/46	140	117
	Pfizer Inc.	4.200%	9/15/48	220	187
	Pfizer Inc.	4.000%	3/15/49	270	223
	Pfizer Inc.	2.700%	5/28/50	245	161
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/25	260	258
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	300	296
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	500	490
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	325	320
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	575	560
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	370	356
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	690	676
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	520	501
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	115	69
	Quest Diagnostics Inc.	2.950%	6/30/30	110	97
	Quest Diagnostics Inc.	6.400%	11/30/33	95	102
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	150	121
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	250	156
	Revvity Inc.	3.300%	9/15/29	175	158
	Royalty Pharma plc	1.200%	9/2/25	135	126
	Royalty Pharma plc	1.750%	9/2/27	145	129
	Royalty Pharma plc	2.200%	9/2/30	85	70
	Royalty Pharma plc	3.300%	9/2/40	185	136
	Royalty Pharma plc	3.550%	9/2/50	120	82
	Sanofi SA	3.625%	6/19/28	190	183
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	370	353
	Smith & Nephew plc	2.032%	10/14/30	120	98
	Stryker Corp.	3.375%	11/1/25	385	374
	Stryker Corp.	3.500%	3/15/26	138	134
	Stryker Corp.	1.950%	6/15/30	125	105
	Stryker Corp.	4.625%	3/15/46	110	100
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	250	249
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	310	260
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	205	153
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	270	185
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	70	47
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	100	101
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	155	138
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	240	196
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	65	65
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	265	190
42

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Thermo Fisher Scientific Inc.	4.100%	8/15/47	105	88
UnitedHealth Group Inc.	3.750%	7/15/25	365	358
UnitedHealth Group Inc.	5.150%	10/15/25	165	165
UnitedHealth Group Inc.	3.100%	3/15/26	200	193
UnitedHealth Group Inc.	1.150%	5/15/26	175	161
UnitedHealth Group Inc.	3.450%	1/15/27	100	97
UnitedHealth Group Inc.	2.950%	10/15/27	145	136
UnitedHealth Group Inc.	5.250%	2/15/28	115	117
UnitedHealth Group Inc.	3.850%	6/15/28	145	140
UnitedHealth Group Inc.	3.875%	12/15/28	105	101
UnitedHealth Group Inc.	4.250%	1/15/29	215	210
UnitedHealth Group Inc.	4.000%	5/15/29	65	62
UnitedHealth Group Inc.	2.875%	8/15/29	100	91
UnitedHealth Group Inc.	5.300%	2/15/30	110	112
UnitedHealth Group Inc.	2.000%	5/15/30	200	168
UnitedHealth Group Inc.	2.300%	5/15/31	190	159
UnitedHealth Group Inc.	4.200%	5/15/32	140	132
UnitedHealth Group Inc.	5.350%	2/15/33	225	229
UnitedHealth Group Inc.	4.500%	4/15/33	315	303
UnitedHealth Group Inc.	4.625%	7/15/35	160	154
UnitedHealth Group Inc.	5.800%	3/15/36	57	60
UnitedHealth Group Inc.	6.875%	2/15/38	235	273
UnitedHealth Group Inc.	3.500%	8/15/39	90	73
UnitedHealth Group Inc.	3.050%	5/15/41	75	56
UnitedHealth Group Inc.	4.250%	3/15/43	75	65
UnitedHealth Group Inc.	4.750%	7/15/45	295	273
UnitedHealth Group Inc.	4.200%	1/15/47	125	106
UnitedHealth Group Inc.	3.750%	10/15/47	125	97
UnitedHealth Group Inc.	4.250%	6/15/48	250	210
UnitedHealth Group Inc.	4.450%	12/15/48	190	166
UnitedHealth Group Inc.	3.700%	8/15/49	80	62
UnitedHealth Group Inc.	2.900%	5/15/50	100	66
UnitedHealth Group Inc.	3.250%	5/15/51	270	190
UnitedHealth Group Inc.	4.750%	5/15/52	255	232
UnitedHealth Group Inc.	5.875%	2/15/53	335	358
UnitedHealth Group Inc.	5.050%	4/15/53	260	247
UnitedHealth Group Inc.	3.875%	8/15/59	175	133
UnitedHealth Group Inc.	3.125%	5/15/60	115	75
UnitedHealth Group Inc.	4.950%	5/15/62	205	188
UnitedHealth Group Inc.	6.050%	2/15/63	305	331
UnitedHealth Group Inc.	5.200%	4/15/63	215	205
Utah Acquisition Sub Inc.	3.950%	6/15/26	150	145
Utah Acquisition Sub Inc.	5.250%	6/15/46	185	152
Viatris Inc.	1.650%	6/22/25	175	166
Viatris Inc.	2.700%	6/22/30	155	130
Viatris Inc.	3.850%	6/22/40	115	84
Viatris Inc.	4.000%	6/22/50	160	109
Wyeth LLC	6.500%	2/1/34	210	231
Wyeth LLC	5.950%	4/1/37	225	240
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	125	122
Zimmer Biomet Holdings Inc.	2.600%	11/24/31	90	75
Zoetis Inc.	4.500%	11/13/25	100	99
Zoetis Inc.	3.000%	9/12/27	120	112
Zoetis Inc.	2.000%	5/15/30	130	109
43

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zoetis Inc.	5.600%	11/16/32	40	41
	Zoetis Inc.	4.700%	2/1/43	200	183
					79,772
Industrials (2.0%)
	Amphenol Corp.	2.800%	2/15/30	130	116
	Amphenol Corp.	2.200%	9/15/31	70	57
	Carrier Global Corp.	5.800%	11/30/25	150	151
	Carrier Global Corp.	2.493%	2/15/27	170	158
	Carrier Global Corp.	2.722%	2/15/30	230	201
	Carrier Global Corp.	2.700%	2/15/31	35	30
	Carrier Global Corp.	5.900%	3/15/34	130	136
	Carrier Global Corp.	3.377%	4/5/40	185	143
	Carrier Global Corp.	3.577%	4/5/50	360	265
	Carrier Global Corp.	6.200%	3/15/54	130	142
	Deere & Co.	3.900%	6/9/42	200	171
	Deere & Co.	3.750%	4/15/50	95	78
	FedEx Corp.	3.250%	4/1/26	160	154
	FedEx Corp.	3.100%	8/5/29	155	141
	FedEx Corp.	4.250%	5/15/30	225	215
	FedEx Corp.	2.400%	5/15/31	75	63
	FedEx Corp.	3.250%	5/15/41	125	92
	FedEx Corp.	5.100%	1/15/44	95	88
	FedEx Corp.	4.750%	11/15/45	165	144
	FedEx Corp.	4.550%	4/1/46	200	170
	FedEx Corp.	4.400%	1/15/47	75	62
	FedEx Corp.	4.050%	2/15/48	130	102
	FedEx Corp.	4.950%	10/17/48	120	108
	FedEx Corp.	5.250%	5/15/50	150	141
	Illinois Tool Works Inc.	2.650%	11/15/26	115	109
	Illinois Tool Works Inc.	3.900%	9/1/42	135	115
	Ingersoll Rand Inc.	5.700%	8/14/33	135	137
[1]	John Deere Capital Corp.	3.450%	3/13/25	125	123
[1]	John Deere Capital Corp.	3.400%	6/6/25	245	240
[1]	John Deere Capital Corp.	4.050%	9/8/25	125	123
[1]	John Deere Capital Corp.	4.800%	1/9/26	200	199
[1]	John Deere Capital Corp.	0.700%	1/15/26	160	148
[1]	John Deere Capital Corp.	4.150%	9/15/27	140	137
[1]	John Deere Capital Corp.	4.750%	1/20/28	160	160
[1]	John Deere Capital Corp.	4.950%	7/14/28	300	302
[1]	John Deere Capital Corp.	4.700%	6/10/30	133	132
[1]	John Deere Capital Corp.	5.150%	9/8/33	150	153
	LKQ Corp.	5.750%	6/15/28	95	96
	Otis Worldwide Corp.	2.056%	4/5/25	198	191
	Otis Worldwide Corp.	2.565%	2/15/30	225	196
	Otis Worldwide Corp.	3.362%	2/15/50	90	65
	Republic Services Inc.	3.950%	5/15/28	85	82
	Republic Services Inc.	1.750%	2/15/32	90	71
	Republic Services Inc.	5.000%	4/1/34	165	162
	Southwest Airlines Co.	5.250%	5/4/25	255	254
	Southwest Airlines Co.	5.125%	6/15/27	325	324
	Trane Technologies Financing Ltd.	3.800%	3/21/29	115	109
	Trimble Inc.	6.100%	3/15/33	80	83
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	234	235
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	120	121
	United Parcel Service Inc.	3.900%	4/1/25	229	226
44

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Parcel Service Inc.	3.050%	11/15/27	215	202
United Parcel Service Inc.	3.400%	3/15/29	112	106
United Parcel Service Inc.	4.450%	4/1/30	152	149
United Parcel Service Inc.	4.875%	3/3/33	185	184
United Parcel Service Inc.	6.200%	1/15/38	220	241
United Parcel Service Inc.	3.750%	11/15/47	50	40
United Parcel Service Inc.	4.250%	3/15/49	91	78
United Parcel Service Inc.	5.300%	4/1/50	220	221
United Parcel Service Inc.	5.050%	3/3/53	190	184
Waste Connections Inc.	4.200%	1/15/33	110	103
Waste Connections Inc.	2.950%	1/15/52	135	89
Waste Management Inc.	3.150%	11/15/27	310	292
Waste Management Inc.	4.875%	2/15/29	100	100
Waste Management Inc.	1.500%	3/15/31	105	83
Waste Management Inc.	4.150%	4/15/32	80	75
Waste Management Inc.	4.875%	2/15/34	160	157
Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	155	147
Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	180	176
WW Grainger Inc.	4.600%	6/15/45	145	132
				10,180
Materials (1.1%)
Air Products and Chemicals Inc.	2.050%	5/15/30	195	166
Air Products and Chemicals Inc.	2.700%	5/15/40	45	32
Air Products and Chemicals Inc.	2.800%	5/15/50	60	40
AngloGold Ashanti Holdings plc	3.375%	11/1/28	80	72
Berry Global Inc.	1.570%	1/15/26	240	224
Carlisle Cos. Inc.	2.750%	3/1/30	115	100
Celanese US Holdings LLC	6.050%	3/15/25	79	79
Celanese US Holdings LLC	6.165%	7/15/27	280	284
Celanese US Holdings LLC	6.350%	11/15/28	170	175
Celanese US Holdings LLC	6.330%	7/15/29	125	129
Celanese US Holdings LLC	6.550%	11/15/30	120	125
Celanese US Holdings LLC	6.379%	7/15/32	120	123
Celanese US Holdings LLC	6.700%	11/15/33	175	184
CF Industries Inc.	5.150%	3/15/34	120	116
CF Industries Inc.	4.950%	6/1/43	110	97
CF Industries Inc.	5.375%	3/15/44	75	70
DuPont de Nemours Inc.	4.493%	11/15/25	305	301
DuPont de Nemours Inc.	4.725%	11/15/28	270	269
DuPont de Nemours Inc.	5.319%	11/15/38	220	218
DuPont de Nemours Inc.	5.419%	11/15/48	285	280
Eagle Materials Inc.	2.500%	7/1/31	145	120
Huntsman International LLC	4.500%	5/1/29	90	86
International Flavors & Fragrances Inc.	5.000%	9/26/48	125	105
Martin Marietta Materials Inc.	2.400%	7/15/31	10	8
Martin Marietta Materials Inc.	3.200%	7/15/51	100	69
Newmont Corp.	2.250%	10/1/30	150	125
Newmont Corp.	2.600%	7/15/32	135	111
Newmont Corp.	6.250%	10/1/39	105	111
Newmont Corp.	4.875%	3/15/42	160	147
Nutrien Ltd.	4.200%	4/1/29	140	135
Nutrien Ltd.	5.000%	4/1/49	109	98
Nutrien Ltd.	5.800%	3/27/53	155	155
Sherwin-Williams Co.	3.450%	6/1/27	205	195
Sherwin-Williams Co.	2.950%	8/15/29	204	184
45

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sherwin-Williams Co.	4.500%	6/1/47	180	155
	Suzano Austria GmbH	6.000%	1/15/29	250	250
	Suzano Austria GmbH	5.000%	1/15/30	125	119
	Suzano Austria GmbH	3.750%	1/15/31	145	127
[1]	Suzano Austria GmbH	3.125%	1/15/32	95	78
	Vulcan Materials Co.	3.500%	6/1/30	100	91
	WRKCo Inc.	4.900%	3/15/29	165	163
					5,716
Real Estate (1.8%)
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	170	149
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	105	81
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	123	92
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	125	101
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	135	85
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	115	80
	American Tower Corp.	2.400%	3/15/25	50	48
	American Tower Corp.	4.000%	6/1/25	130	127
	American Tower Corp.	3.375%	10/15/26	195	186
	American Tower Corp.	2.750%	1/15/27	120	112
	American Tower Corp.	3.550%	7/15/27	160	152
	American Tower Corp.	5.800%	11/15/28	45	46
	American Tower Corp.	3.800%	8/15/29	240	222
	American Tower Corp.	2.900%	1/15/30	130	114
	American Tower Corp.	2.100%	6/15/30	90	74
	American Tower Corp.	1.875%	10/15/30	120	96
	American Tower Corp.	5.650%	3/15/33	50	50
	American Tower Corp.	5.550%	7/15/33	50	50
	American Tower Corp.	5.900%	11/15/33	125	128
	American Tower Corp.	3.100%	6/15/50	145	95
	American Tower Corp.	2.950%	1/15/51	245	155
	Boston Properties LP	3.650%	2/1/26	200	192
	Boston Properties LP	2.750%	10/1/26	135	125
	Boston Properties LP	6.750%	12/1/27	75	78
	Boston Properties LP	4.500%	12/1/28	160	151
	Boston Properties LP	3.400%	6/21/29	148	131
	Boston Properties LP	3.250%	1/30/31	160	135
	Boston Properties LP	2.550%	4/1/32	120	93
	Boston Properties LP	2.450%	10/1/33	100	74
	Boston Properties LP	6.500%	1/15/34	50	51
	Brixmor Operating Partnership LP	4.125%	5/15/29	50	47
	Brixmor Operating Partnership LP	4.050%	7/1/30	175	161
	Camden Property Trust	2.800%	5/15/30	130	114
	CBRE Services Inc.	5.950%	8/15/34	120	121
	Crown Castle Inc.	4.450%	2/15/26	70	69
	Crown Castle Inc.	3.700%	6/15/26	100	96
	Crown Castle Inc.	1.050%	7/15/26	180	163
	Crown Castle Inc.	2.900%	3/15/27	100	93
	Crown Castle Inc.	3.650%	9/1/27	100	94
	Crown Castle Inc.	5.000%	1/11/28	45	44
	Crown Castle Inc.	3.800%	2/15/28	100	94
	Crown Castle Inc.	5.600%	6/1/29	100	101
	Crown Castle Inc.	3.300%	7/1/30	130	115
	Crown Castle Inc.	2.250%	1/15/31	125	102
	Crown Castle Inc.	2.100%	4/1/31	175	140
	Crown Castle Inc.	2.500%	7/15/31	60	49
46

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Crown Castle Inc.	5.100%	5/1/33	85	82
	Crown Castle Inc.	5.800%	3/1/34	100	102
	Crown Castle Inc.	2.900%	4/1/41	160	111
	Crown Castle Inc.	3.250%	1/15/51	162	109
	Digital Realty Trust LP	3.700%	8/15/27	185	176
	Digital Realty Trust LP	5.550%	1/15/28	100	101
	Digital Realty Trust LP	3.600%	7/1/29	130	120
	Equinix Inc.	3.200%	11/18/29	165	148
	Equinix Inc.	2.150%	7/15/30	94	78
	Equinix Inc.	2.500%	5/15/31	90	75
	Equinix Inc.	3.900%	4/15/32	140	127
	ERP Operating LP	4.500%	7/1/44	85	73
	Healthcare Realty Holdings LP	2.000%	3/15/31	115	90
	Healthpeak OP LLC	3.000%	1/15/30	105	92
	Healthpeak OP LLC	5.250%	12/15/32	110	108
[1]	Host Hotels & Resorts LP	3.500%	9/15/30	60	53
	Prologis LP	4.875%	6/15/28	80	80
	Prologis LP	2.250%	4/15/30	125	107
	Prologis LP	1.250%	10/15/30	80	63
	Prologis LP	4.750%	6/15/33	75	73
	Prologis LP	5.125%	1/15/34	105	104
	Prologis LP	5.000%	3/15/34	150	147
	Prologis LP	5.250%	6/15/53	125	121
	Realty Income Corp.	3.250%	1/15/31	165	146
	Realty Income Corp.	5.625%	10/13/32	150	152
	Realty Income Corp.	5.125%	2/15/34	25	24
	Sabra Health Care LP	3.200%	12/1/31	135	110
	Simon Property Group LP	3.500%	9/1/25	160	156
	Simon Property Group LP	3.300%	1/15/26	242	234
	Simon Property Group LP	3.250%	11/30/26	50	48
	Simon Property Group LP	3.375%	6/15/27	70	66
	Simon Property Group LP	3.375%	12/1/27	145	137
	Simon Property Group LP	1.750%	2/1/28	50	44
	Simon Property Group LP	2.450%	9/13/29	225	196
	Simon Property Group LP	2.650%	7/15/30	120	104
	Simon Property Group LP	3.250%	9/13/49	153	106
	Simon Property Group LP	3.800%	7/15/50	90	68
	Sun Communities Operating LP	2.700%	7/15/31	165	135
	Ventas Realty LP	4.400%	1/15/29	125	120
	Welltower OP LLC	4.250%	4/15/28	160	155
	Welltower OP LLC	3.100%	1/15/30	125	112
	Welltower OP LLC	2.800%	6/1/31	20	17
					9,346
Technology (11.4%)
	Adobe Inc.	2.150%	2/1/27	150	140
	Adobe Inc.	2.300%	2/1/30	160	140
	Apple Inc.	3.200%	5/13/25	265	259
	Apple Inc.	0.550%	8/20/25	250	235
	Apple Inc.	0.700%	2/8/26	300	277
	Apple Inc.	3.250%	2/23/26	495	480
	Apple Inc.	4.421%	5/8/26	85	85
	Apple Inc.	2.450%	8/4/26	270	256
	Apple Inc.	2.050%	9/11/26	277	259
	Apple Inc.	3.350%	2/9/27	260	250
	Apple Inc.	3.200%	5/11/27	205	196
47

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apple Inc.	3.000%	6/20/27	220	209
	Apple Inc.	2.900%	9/12/27	280	264
	Apple Inc.	3.000%	11/13/27	165	156
	Apple Inc.	1.200%	2/8/28	300	264
	Apple Inc.	4.000%	5/10/28	140	137
	Apple Inc.	1.400%	8/5/28	295	258
	Apple Inc.	3.250%	8/8/29	120	112
	Apple Inc.	2.200%	9/11/29	250	221
	Apple Inc.	1.650%	5/11/30	320	268
	Apple Inc.	1.250%	8/20/30	150	121
	Apple Inc.	1.650%	2/8/31	310	255
	Apple Inc.	1.700%	8/5/31	100	81
	Apple Inc.	3.350%	8/8/32	375	340
	Apple Inc.	4.500%	2/23/36	223	219
	Apple Inc.	2.375%	2/8/41	235	165
	Apple Inc.	3.850%	5/4/43	320	274
	Apple Inc.	4.450%	5/6/44	75	70
	Apple Inc.	3.450%	2/9/45	170	135
	Apple Inc.	4.375%	5/13/45	300	274
	Apple Inc.	4.650%	2/23/46	480	454
	Apple Inc.	3.850%	8/4/46	285	238
	Apple Inc.	4.250%	2/9/47	185	166
	Apple Inc.	3.750%	9/12/47	220	179
	Apple Inc.	3.750%	11/13/47	195	159
	Apple Inc.	2.950%	9/11/49	265	185
	Apple Inc.	2.400%	8/20/50	225	140
	Apple Inc.	2.650%	2/8/51	365	235
	Apple Inc.	2.700%	8/5/51	225	146
	Apple Inc.	3.950%	8/8/52	250	207
	Apple Inc.	2.550%	8/20/60	190	117
	Apple Inc.	2.800%	2/8/61	320	203
	Apple Inc.	2.850%	8/5/61	265	168
	Apple Inc.	4.100%	8/8/62	210	176
	Applied Materials Inc.	3.300%	4/1/27	186	178
	Applied Materials Inc.	1.750%	6/1/30	80	67
	Applied Materials Inc.	4.350%	4/1/47	215	191
	Applied Materials Inc.	2.750%	6/1/50	20	13
	Autodesk Inc.	2.400%	12/15/31	175	145
	Automatic Data Processing Inc.	3.375%	9/15/25	180	176
	Automatic Data Processing Inc.	1.700%	5/15/28	90	80
	Automatic Data Processing Inc.	1.250%	9/1/30	125	101
	Broadcom Corp.	3.875%	1/15/27	290	280
	Broadcom Corp.	3.500%	1/15/28	110	104
	Broadcom Inc.	3.150%	11/15/25	75	72
	Broadcom Inc.	3.459%	9/15/26	95	91
[2]	Broadcom Inc.	1.950%	2/15/28	110	98
	Broadcom Inc.	4.110%	9/15/28	305	292
[2]	Broadcom Inc.	4.000%	4/15/29	135	128
	Broadcom Inc.	4.750%	4/15/29	185	182
	Broadcom Inc.	4.150%	11/15/30	250	234
[2]	Broadcom Inc.	2.450%	2/15/31	330	275
[2]	Broadcom Inc.	4.150%	4/15/32	180	165
	Broadcom Inc.	4.300%	11/15/32	290	269
[2]	Broadcom Inc.	2.600%	2/15/33	295	237
[2]	Broadcom Inc.	3.419%	4/15/33	303	259
48

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Broadcom Inc.	3.469%	4/15/34	445	376
[2]	Broadcom Inc.	3.137%	11/15/35	395	313
[2]	Broadcom Inc.	3.187%	11/15/36	365	285
[2]	Broadcom Inc.	4.926%	5/15/37	407	379
[2]	Broadcom Inc.	3.500%	2/15/41	355	271
[2]	Broadcom Inc.	3.750%	2/15/51	255	191
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	65	57
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	115	96
	CDW LLC	2.670%	12/1/26	310	288
	CDW LLC	3.569%	12/1/31	175	152
	Cintas Corp. No. 2	3.700%	4/1/27	155	150
	Cintas Corp. No. 2	4.000%	5/1/32	95	89
	Cisco Systems Inc.	4.900%	2/26/26	140	140
	Cisco Systems Inc.	2.950%	2/28/26	215	207
	Cisco Systems Inc.	2.500%	9/20/26	230	217
	Cisco Systems Inc.	4.800%	2/26/27	275	275
	Cisco Systems Inc.	4.850%	2/26/29	345	346
	Cisco Systems Inc.	4.950%	2/26/31	200	200
	Cisco Systems Inc.	5.050%	2/26/34	400	402
	Cisco Systems Inc.	5.900%	2/15/39	225	241
	Cisco Systems Inc.	5.500%	1/15/40	240	248
	Cisco Systems Inc.	5.300%	2/26/54	275	278
	Cisco Systems Inc.	5.350%	2/26/64	140	141
	Corning Inc.	4.375%	11/15/57	90	74
	Corning Inc.	5.450%	11/15/79	170	157
	Dell International LLC	5.850%	7/15/25	165	166
	Dell International LLC	6.020%	6/15/26	475	480
	Dell International LLC	4.900%	10/1/26	207	205
	Dell International LLC	5.250%	2/1/28	100	101
	Dell International LLC	5.300%	10/1/29	260	260
	Dell International LLC	5.750%	2/1/33	150	154
	Dell International LLC	8.100%	7/15/36	75	90
	Dell International LLC	3.375%	12/15/41	155	113
	Equifax Inc.	5.100%	12/15/27	190	189
	Equifax Inc.	2.350%	9/15/31	140	114
	Fidelity National Information Services Inc.	1.150%	3/1/26	130	120
	Fidelity National Information Services Inc.	1.650%	3/1/28	270	238
	Fidelity National Information Services Inc.	2.250%	3/1/31	135	113
	Fidelity National Information Services Inc.	5.100%	7/15/32	80	80
	Fidelity National Information Services Inc.	3.100%	3/1/41	110	79
	Fiserv Inc.	3.850%	6/1/25	60	59
	Fiserv Inc.	3.200%	7/1/26	240	229
	Fiserv Inc.	2.250%	6/1/27	210	192
	Fiserv Inc.	5.450%	3/2/28	110	111
	Fiserv Inc.	4.200%	10/1/28	210	201
	Fiserv Inc.	3.500%	7/1/29	385	354
	Fiserv Inc.	2.650%	6/1/30	110	95
	Fiserv Inc.	5.600%	3/2/33	80	81
	Fiserv Inc.	5.625%	8/21/33	155	157
	Fiserv Inc.	4.400%	7/1/49	287	240
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	310	308
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	105	98
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	189	195
	HP Inc.	2.200%	6/17/25	185	178
	HP Inc.	3.000%	6/17/27	110	103
49

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
HP Inc.	4.750%	1/15/28	80	79
HP Inc.	4.000%	4/15/29	125	119
HP Inc.	2.650%	6/17/31	190	159
HP Inc.	5.500%	1/15/33	160	160
HP Inc.	6.000%	9/15/41	173	177
Intel Corp.	3.400%	3/25/25	235	230
Intel Corp.	3.700%	7/29/25	205	201
Intel Corp.	4.875%	2/10/26	130	130
Intel Corp.	2.600%	5/19/26	95	90
Intel Corp.	3.750%	3/25/27	75	73
Intel Corp.	3.150%	5/11/27	190	180
Intel Corp.	3.750%	8/5/27	180	173
Intel Corp.	4.875%	2/10/28	270	269
Intel Corp.	1.600%	8/12/28	105	91
Intel Corp.	4.000%	8/5/29	120	115
Intel Corp.	2.450%	11/15/29	250	219
Intel Corp.	5.125%	2/10/30	140	141
Intel Corp.	3.900%	3/25/30	175	165
Intel Corp.	2.000%	8/12/31	180	146
Intel Corp.	4.150%	8/5/32	140	132
Intel Corp.	4.000%	12/15/32	130	120
Intel Corp.	5.200%	2/10/33	240	240
Intel Corp.	5.150%	2/21/34	125	124
Intel Corp.	4.600%	3/25/40	125	116
Intel Corp.	2.800%	8/12/41	135	96
Intel Corp.	4.800%	10/1/41	155	145
Intel Corp.	5.625%	2/10/43	255	259
Intel Corp.	4.900%	7/29/45	240	227
Intel Corp.	4.100%	5/19/46	160	132
Intel Corp.	4.100%	5/11/47	155	127
Intel Corp.	3.734%	12/8/47	300	227
Intel Corp.	3.250%	11/15/49	335	231
Intel Corp.	4.750%	3/25/50	275	244
Intel Corp.	3.050%	8/12/51	175	116
Intel Corp.	4.900%	8/5/52	160	147
Intel Corp.	5.700%	2/10/53	305	308
Intel Corp.	3.100%	2/15/60	90	57
Intel Corp.	4.950%	3/25/60	85	78
Intel Corp.	3.200%	8/12/61	100	64
Intel Corp.	5.050%	8/5/62	90	83
Intel Corp.	5.900%	2/10/63	190	198
International Business Machines Corp.	4.000%	7/27/25	80	79
International Business Machines Corp.	4.500%	2/6/26	120	119
International Business Machines Corp.	3.450%	2/19/26	178	173
International Business Machines Corp.	3.300%	5/15/26	330	318
International Business Machines Corp.	1.700%	5/15/27	215	194
International Business Machines Corp.	4.150%	7/27/27	150	146
International Business Machines Corp.	4.500%	2/6/28	180	178
International Business Machines Corp.	3.500%	5/15/29	375	350
International Business Machines Corp.	1.950%	5/15/30	320	268
International Business Machines Corp.	4.400%	7/27/32	70	67
International Business Machines Corp.	4.750%	2/6/33	105	102
International Business Machines Corp.	4.150%	5/15/39	300	262
International Business Machines Corp.	4.000%	6/20/42	145	121
International Business Machines Corp.	4.250%	5/15/49	350	293
50

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Business Machines Corp.	2.950%	5/15/50	180	119
	International Business Machines Corp.	4.900%	7/27/52	125	116
	Intuit Inc.	5.200%	9/15/33	165	167
	Intuit Inc.	5.500%	9/15/53	185	191
	KLA Corp.	4.100%	3/15/29	55	53
	KLA Corp.	4.650%	7/15/32	100	97
	KLA Corp.	3.300%	3/1/50	160	115
	KLA Corp.	4.950%	7/15/52	200	190
	KLA Corp.	5.250%	7/15/62	90	87
	Lam Research Corp.	3.750%	3/15/26	120	117
	Lam Research Corp.	4.000%	3/15/29	170	164
	Lam Research Corp.	1.900%	6/15/30	65	55
	Lam Research Corp.	4.875%	3/15/49	140	132
	Lam Research Corp.	2.875%	6/15/50	85	57
	Marvell Technology Inc.	2.950%	4/15/31	145	124
	Microchip Technology Inc.	4.250%	9/1/25	155	152
	Micron Technology Inc.	6.750%	11/1/29	165	175
	Micron Technology Inc.	4.663%	2/15/30	125	121
	Micron Technology Inc.	2.703%	4/15/32	220	180
	Micron Technology Inc.	5.875%	2/9/33	95	97
	Micron Technology Inc.	5.875%	9/15/33	30	31
	Microsoft Corp.	2.400%	8/8/26	575	544
[2]	Microsoft Corp.	3.400%	9/15/26	115	111
	Microsoft Corp.	3.300%	2/6/27	485	468
	Microsoft Corp.	3.500%	2/12/35	300	272
	Microsoft Corp.	3.450%	8/8/36	325	286
	Microsoft Corp.	4.100%	2/6/37	120	113
	Microsoft Corp.	4.450%	11/3/45	205	195
	Microsoft Corp.	3.700%	8/8/46	171	142
	Microsoft Corp.	4.250%	2/6/47	125	115
[4]	Microsoft Corp.	2.525%	6/1/50	800	516
[2]	Microsoft Corp.	2.500%	9/15/50	295	187
	Microsoft Corp.	2.921%	3/17/52	799	551
	Microsoft Corp.	4.500%	2/6/57	100	94
	Microsoft Corp.	2.675%	6/1/60	520	328
	Microsoft Corp.	3.041%	3/17/62	310	211
	Motorola Solutions Inc.	4.600%	5/23/29	160	156
	Motorola Solutions Inc.	2.300%	11/15/30	120	99
	Motorola Solutions Inc.	2.750%	5/24/31	135	113
	NetApp Inc.	1.875%	6/22/25	140	133
	NVIDIA Corp.	3.200%	9/16/26	170	164
	NVIDIA Corp.	1.550%	6/15/28	168	149
	NVIDIA Corp.	2.850%	4/1/30	155	140
	NVIDIA Corp.	2.000%	6/15/31	190	159
	NVIDIA Corp.	3.500%	4/1/40	180	151
	NVIDIA Corp.	3.500%	4/1/50	235	184
	NXP BV	4.300%	6/18/29	265	253
	NXP BV	3.400%	5/1/30	135	121
	NXP BV	2.500%	5/11/31	160	132
	NXP BV	2.650%	2/15/32	90	74
	NXP BV	5.000%	1/15/33	175	169
	NXP BV	3.250%	5/11/41	95	70
	Oracle Corp.	2.500%	4/1/25	450	436
	Oracle Corp.	2.950%	5/15/25	360	349
	Oracle Corp.	5.800%	11/10/25	175	176
51

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oracle Corp.	1.650%	3/25/26	350	325
Oracle Corp.	2.650%	7/15/26	390	367
Oracle Corp.	2.800%	4/1/27	290	270
Oracle Corp.	3.250%	11/15/27	325	305
Oracle Corp.	2.300%	3/25/28	290	260
Oracle Corp.	4.500%	5/6/28	45	44
Oracle Corp.	6.150%	11/9/29	185	193
Oracle Corp.	2.950%	4/1/30	430	379
Oracle Corp.	4.650%	5/6/30	91	89
Oracle Corp.	2.875%	3/25/31	425	367
Oracle Corp.	6.250%	11/9/32	320	338
Oracle Corp.	4.900%	2/6/33	250	241
Oracle Corp.	4.300%	7/8/34	280	254
Oracle Corp.	3.900%	5/15/35	180	155
Oracle Corp.	3.850%	7/15/36	230	193
Oracle Corp.	3.800%	11/15/37	240	197
Oracle Corp.	6.500%	4/15/38	190	203
Oracle Corp.	6.125%	7/8/39	210	216
Oracle Corp.	3.600%	4/1/40	415	320
Oracle Corp.	5.375%	7/15/40	320	306
Oracle Corp.	3.650%	3/25/41	270	208
Oracle Corp.	4.500%	7/8/44	270	227
Oracle Corp.	4.125%	5/15/45	340	269
Oracle Corp.	4.000%	7/15/46	385	296
Oracle Corp.	4.000%	11/15/47	260	199
Oracle Corp.	3.600%	4/1/50	511	360
Oracle Corp.	3.950%	3/25/51	435	324
Oracle Corp.	6.900%	11/9/52	350	395
Oracle Corp.	5.550%	2/6/53	305	292
Oracle Corp.	4.375%	5/15/55	240	188
Oracle Corp.	3.850%	4/1/60	395	274
Oracle Corp.	4.100%	3/25/61	205	150
Qorvo Inc.	4.375%	10/15/29	105	98
QUALCOMM Inc.	3.450%	5/20/25	185	181
QUALCOMM Inc.	3.250%	5/20/27	277	264
QUALCOMM Inc.	1.300%	5/20/28	60	52
QUALCOMM Inc.	2.150%	5/20/30	285	244
QUALCOMM Inc.	1.650%	5/20/32	240	187
QUALCOMM Inc.	4.650%	5/20/35	95	93
QUALCOMM Inc.	4.800%	5/20/45	154	145
QUALCOMM Inc.	4.300%	5/20/47	255	221
QUALCOMM Inc.	3.250%	5/20/50	100	73
QUALCOMM Inc.	4.500%	5/20/52	115	101
QUALCOMM Inc.	6.000%	5/20/53	50	55
Quanta Services Inc.	2.900%	10/1/30	185	160
RELX Capital Inc.	4.000%	3/18/29	150	143
RELX Capital Inc.	3.000%	5/22/30	75	67
Roper Technologies Inc.	4.200%	9/15/28	170	164
Roper Technologies Inc.	1.750%	2/15/31	180	144
S&P Global Inc.	2.450%	3/1/27	190	177
S&P Global Inc.	2.700%	3/1/29	165	149
S&P Global Inc.	4.250%	5/1/29	150	145
S&P Global Inc.	2.900%	3/1/32	165	142
S&P Global Inc.	3.700%	3/1/52	215	166
Salesforce Inc.	3.700%	4/11/28	230	222
52

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Salesforce Inc.	1.500%	7/15/28	55	48
Salesforce Inc.	1.950%	7/15/31	200	164
Salesforce Inc.	2.700%	7/15/41	200	143
Salesforce Inc.	2.900%	7/15/51	285	190
Salesforce Inc.	3.050%	7/15/61	170	109
ServiceNow Inc.	1.400%	9/1/30	214	172
Texas Instruments Inc.	1.375%	3/12/25	150	144
Texas Instruments Inc.	2.250%	9/4/29	175	154
Texas Instruments Inc.	1.750%	5/4/30	40	33
Texas Instruments Inc.	4.900%	3/14/33	125	125
Texas Instruments Inc.	3.875%	3/15/39	115	101
Texas Instruments Inc.	4.150%	5/15/48	220	187
Texas Instruments Inc.	5.150%	2/8/54	100	99
Texas Instruments Inc.	5.050%	5/18/63	205	196
TSMC Arizona Corp.	1.750%	10/25/26	200	184
TSMC Arizona Corp.	3.875%	4/22/27	90	87
TSMC Arizona Corp.	2.500%	10/25/31	195	165
TSMC Arizona Corp.	4.250%	4/22/32	140	135
TSMC Arizona Corp.	3.125%	10/25/41	200	159
TSMC Arizona Corp.	3.250%	10/25/51	140	106
TSMC Arizona Corp.	4.500%	4/22/52	100	96
Verisk Analytics Inc.	4.000%	6/15/25	241	237
VMware LLC	4.500%	5/15/25	125	124
VMware LLC	1.400%	8/15/26	220	200
VMware LLC	3.900%	8/21/27	255	243
VMware LLC	1.800%	8/15/28	240	208
VMware LLC	4.700%	5/15/30	155	149
VMware LLC	2.200%	8/15/31	145	117
Workday Inc.	3.500%	4/1/27	65	62
Workday Inc.	3.700%	4/1/29	165	154
Workday Inc.	3.800%	4/1/32	255	230
Xilinx Inc.	2.375%	6/1/30	120	104
				58,667
Utilities (0.1%)
American Water Capital Corp.	4.450%	6/1/32	180	172
American Water Capital Corp.	6.593%	10/15/37	102	115
American Water Capital Corp.	3.750%	9/1/47	115	89
Commonwealth Edison Co.	4.000%	3/1/48	80	64
53

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oncor Electric Delivery Co. LLC	5.650%	11/15/33	100	103
PPL Electric Utilities Corp.	5.250%	5/15/53	95	92
				635
Total Corporate Bonds (Cost $543,368)				507,632
Total Investments (98.5%) (Cost $543,561)				507,825
Other Assets and Liabilities—Net (1.5%)				7,781
Net Assets (100%)				515,606
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, the aggregate value was $3,884,000, representing 0.8% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2024.
4	Securities with a value of $156,000 have been segregated as initial margin for open futures contracts.
DAC—Designated Activity Company.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2024	2	410	—
Ultra 10-Year U.S. Treasury Note	June 2024	1	114	—
Ultra Long U.S. Treasury Bond	June 2024	1	128	—
				—

Short Futures Contracts
Long U.S. Treasury Bond	June 2024	(4)	(477)	(2)
				(2)
See accompanying Notes, which are an integral part of the Financial Statements.
54

ESG U.S. Corporate Bond ETF
Statement of Assets and Liabilities
As of February 29, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $543,561)	507,825
Investment in Vanguard	16
Cash	2,055
Receivables for Investment Securities Sold	4,362
Receivables for Accrued Income	5,871
Total Assets	520,129
Liabilities
Payables for Investment Securities Purchased	4,487
Payables to Vanguard	24
Variation Margin Payable—Futures Contracts	12
Total Liabilities	4,523
Net Assets	515,606
At February 29, 2024, net assets consisted of:

Paid-in Capital	566,807
Total Distributable Earnings (Loss)	(51,201)
Net Assets	515,606

Net Assets
Applicable to 8,300,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	515,606
Net Asset Value Per Share	$62.12
See accompanying Notes, which are an integral part of the Financial Statements.
55

ESG U.S. Corporate Bond ETF
Statement of Operations

Six Months Ended February 29, 2024
($000)
Investment Income
Income
Interest	10,143
Total Income	10,143
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5
Management and Administrative	225
Marketing and Distribution	12
Custodian Fees	7
Shareholders’ Reports	14
Trustees’ Fees and Expenses	—
Professional Services	14
Other Expenses	1
Total Expenses	278
Net Investment Income	9,865
Realized Net Gain (Loss)
Investment Securities Sold	(3,589)
Futures Contracts	(36)
Realized Net Gain (Loss)	(3,625)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	11,452
Futures Contracts	1
Change in Unrealized Appreciation (Depreciation)	11,453
Net Increase (Decrease) in Net Assets Resulting from Operations	17,693
See accompanying Notes, which are an integral part of the Financial Statements.
56

ESG U.S. Corporate Bond ETF
Statement of Changes in Net Assets

	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,865	13,353
Realized Net Gain (Loss)	(3,625)	(7,990)
Change in Unrealized Appreciation (Depreciation)	11,453	(1,152)
Net Increase (Decrease) in Net Assets Resulting from Operations	17,693	4,211
Distributions
Total Distributions	(9,491)	(12,789)
Capital Share Transactions
Issued	79,280	104,363
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(5,969)
Net Increase (Decrease) from Capital Share Transactions	79,280	98,394
Total Increase (Decrease)	87,482	89,816
Net Assets
Beginning of Period	428,124	338,308
End of Period	515,606	428,124
See accompanying Notes, which are an integral part of the Financial Statements.
57

ESG U.S. Corporate Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 29, 2024	Year Ended August 31,		September 22, 2020[1] to August 31, 2021
		2023	2022
Net Asset Value, Beginning of Period	$61.16	$62.65	$74.86	$75.00
Investment Operations
Net Investment Income[2]	1.295	2.217	1.542	1.211
Net Realized and Unrealized Gain (Loss) on Investments	.925	(1.574)	(12.307)	(.330)
Total from Investment Operations	2.220	.643	(10.765)	.881
Distributions
Dividends from Net Investment Income	(1.260)	(2.133)	(1.445)	(1.021)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.260)	(2.133)	(1.445)	(1.021)
Net Asset Value, End of Period	$62.12	$61.16	$62.65	$74.86
Total Return	3.69%	1.09%	-14.54%	1.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$516	$428	$338	$217
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%[3]	0.12%[3]	0.12%[4]
Ratio of Net Investment Income to Average Net Assets	4.26%	3.62%	2.26%	1.74%[4]
Portfolio Turnover Rate[5]	14%	28%	34%	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
58

ESG U.S. Corporate Bond ETF
Notes to Financial Statements
Vanguard ESG U.S. Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 29, 2024, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
59

ESG U.S. Corporate Bond ETF
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 29, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 29, 2024, the fund had contributed to Vanguard capital in the amount of $16,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital
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ESG U.S. Corporate Bond ETF
received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of February 29, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	193	—	193
Corporate Bonds	—	507,632	—	507,632
Total	—	507,825	—	507,825

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	2	—	—	2
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of February 29, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	543,561
Gross Unrealized Appreciation	4,123
Gross Unrealized Depreciation	(39,861)
Net Unrealized Appreciation (Depreciation)	(35,738)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2023, the fund had available capital losses totaling $13,605,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
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ESG U.S. Corporate Bond ETF
E.  During the six months ended February 29, 2024, the fund purchased $45,873,000 of investment securities and sold $45,232,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $21,682,000 and $21,493,000, respectively. In addition, the fund purchased and sold investment securities of $77,766,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital shares issued and redeemed were:
	Six Months Ended February 29, 2024	Year Ended August 31, 2023
	Shares (000)	Shares (000)
Issued	1,300	1,700
Issued in Lieu of Cash Distributions	—	—
Redeemed	—	(100)
Net Increase (Decrease) in Shares Outstanding	1,300	1,600
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to February 29, 2024, that would require recognition or disclosure in these financial statements.
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q41582 042024

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUND

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: April 25, 2024

VANGUARD WORLD FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 25, 2024

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.